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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:       January 1, 2008 to June 30, 2008

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2008

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

ING Investors Trust

■  ING Disciplined Small Cap Value Portfolio
■  ING Evergreen Health Sciences Portfolio
■  ING Evergreen Omega Portfolio
■  ING Focus 5 Portfolio
■  ING Global Real Estate Portfolio
■  ING Global Resources Portfolio
■  ING International Growth Opportunities Portfolio
■  ING Janus Contrarian Portfolio
■  ING JPMorgan Emerging Markets Equity Portfolio
■  ING JPMorgan Small Cap Core Equity Portfolio
■  ING JPMorgan Value Opportunities Portfolio
■  ING Julius Baer Foreign Portfolio
■  ING Legg Mason Value Portfolio
■  ING Limited Maturity Bond Portfolio
■  ING Liquid Assets Portfolio
■  ING Marsico Growth Portfolio
■  ING Marsico International Opportunities Portfolio
■  ING MFS Total Return Portfolio
■  ING MFS Utilities Portfolio
■  ING Oppenheimer Main Street Portfolio®
■  ING PIMCO Core Bond Portfolio
■  ING PIMCO High Yield Portfolio
■  ING Pioneer Equity Income Portfolio
■  ING Pioneer Fund Portfolio
■  ING Pioneer Mid Cap Value Portfolio
■  ING Stock Index Portfolio
■  ING VP Index Plus International Equity Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

   FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to “time” buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the “best” 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the best 20 days of that ten-year cycle would have been even costlier — resulting in your original $10,000 investment being worth less than $8,000.(1)

No one knows when those “best” days will occur, but history tells us that — when investing — staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio — one made up of allocations to a wide range of asset classes — may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews
CEO
ING Funds
August 8, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	Bloomberg calculations based on performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) between December 31, 1997 and December 31, 2007.

Market Perspective:  Six Months Ended June 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International (“MSCI”) World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product (“GDP”) grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch’s $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody’s Investors Service (“Moody’s”) put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the “Fed”) acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee (“FOMC”) cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns’ forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index (“CPI”) inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor’s 500® (“S&P 500®”) Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500® Index that led the way down, often cutting dividends along the way.

Market Perspective:  Six Months Ended June 30, 2008

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008. Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the “Bank”) cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During The
	Value	Value	Expense	Period Ended
ING Disciplined Small Cap Value Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class I	$1,000.00	$866.30	0.71%	$3.29
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.33	0.71%	$3.57

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During The
	Value	Value	Expense	Period Ended
ING Evergreen Health Sciences Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$887.70	1.34%	$6.29
Class I	1,000.00	891.80	0.74	3.48
Class S	1,000.00	890.70	0.99	4.65
Class S2	1,000.00	891.10	1.14	5.36
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.20	1.34%	$6.72
Class I	1,000.00	1,021.18	0.74	3.72
Class S	1,000.00	1,019.94	0.99	4.97
Class S2	1,000.00	1,019.19	1.14	5.72

ING Evergreen Omega Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$905.90	1.20%	$5.69
Class I	1,000.00	909.90	0.60	2.85
Class S	1,000.00	908.60	0.85	4.03
Class S2	1,000.00	907.40	1.00	4.74
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.90	1.20%	$6.02
Class I	1,000.00	1,021.88	0.60	3.02
Class S	1,000.00	1,020.64	0.85	4.27
Class S2	1,000.00	1,019.89	1.00	5.02

ING Focus 5 Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$872.20	0.99%	$4.61
Class I	1,000.00	875.10	0.39	1.82
Class S	1,000.00	874.20	0.64	2.98
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.94	0.99%	$4.97
Class I	1,000.00	1,022.92	0.39	1.96
Class S	1,000.00	1,021.68	0.64	3.22

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During The
	Value	Value	Expense	Period Ended
ING Global Real Estate Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$888.20	1.50%	$7.04
Class I	1,000.00	890.70	0.90	4.23
Class S	1,000.00	889.80	1.15	5.40
Class S2	1,000.00	889.40	1.30	6.11
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.40	1.50%	$7.52
Class I	1,000.00	1,020.39	0.90	4.52
Class S	1,000.00	1,019.14	1.15	5.77
Class S2	1,000.00	1,018.40	1.30	6.52

ING Global Resources Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,127.70	1.24%	$6.56
Class I	1,000.00	1,131.30	0.64	3.39
Class S	1,000.00	1,129.80	0.89	4.71
Class S2	1,000.00	1,128.80	1.04	5.50
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.70	1.24%	$6.22
Class I	1,000.00	1,021.68	0.64	3.22
Class S	1,000.00	1,020.44	0.89	4.47
Class S2	1,000.00	1,019.69	1.04	5.22

ING International Growth Opportunities Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$885.40	1.60%	$7.50
Class I	1,000.00	889.70	1.00	4.70
Class S	1,000.00	888.00	1.25	5.87
Class S2	1,000.00	887.50	1.40	6.57
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,016.91	1.60%	$8.02
Class I	1,000.00	1,019.89	1.00	5.02
Class S	1,000.00	1,018.65	1.25	6.27
Class S2	1,000.00	1,017.90	1.40	7.02

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During The
	Value	Value	Expense	Period Ended
ING Janus Contrarian Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$856.10	1.33%	$6.14
Class I	1,000.00	858.00	0.73	3.37
Class S	1,000.00	857.60	0.98	4.53
Class S2	1,000.00	856.70	1.13	5.22
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.25	1.33%	$6.67
Class I	1,000.00	1,021.23	0.73	3.67
Class S	1,000.00	1,019.99	0.98	4.92
Class S2	1,000.00	1,019.24	1.13	5.67

ING JPMorgan Emerging Markets Equity Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$863.80	1.85%	$8.57
Class I	1,000.00	866.30	1.25	5.80
Class S	1,000.00	865.20	1.50	6.96
Class S2	1,000.00	864.60	1.65	7.65
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,015.66	1.85%	$9.27
Class I	1,000.00	1,018.65	1.25	6.27
Class S	1,000.00	1,017.40	1.50	7.52
Class S2	1,000.00	1,016.66	1.65	8.27

ING JPMorgan Small Cap Core Equity Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$934.30	1.45%	$6.97
Class I	1,000.00	937.90	0.85	4.10
Class S	1,000.00	935.90	1.10	5.29
Class S2	1,000.00	935.40	1.25	6.02
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.65	1.45%	$7.27
Class I	1,000.00	1,020.64	0.85	4.27
Class S	1,000.00	1,019.39	1.10	5.52
Class S2	1,000.00	1,018.65	1.25	6.27

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During The
	Value	Value	Expense	Period Ended
ING JPMorgan Value Opportunities Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$834.00	1.13%	$5.15
Class I	1,000.00	835.90	0.53	2.42
Class S	1,000.00	834.90	0.78	3.56
Class S2	1,000.00	833.80	0.93	4.24
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.24	1.13%	$5.67
Class I	1,000.00	1,022.23	0.53	2.66
Class S	1,000.00	1,020.98	0.78	3.92
Class S2	1,000.00	1,020.24	0.93	4.67

ING Julius Baer Foreign Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$885.80	1.47%	$6.89
Class I	1,000.00	888.00	0.87	4.08
Class S	1,000.00	886.90	1.12	5.25
Class S2	1,000.00	886.50	1.27	5.96
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.55	1.47%	$7.37
Class I	1,000.00	1,020.54	0.87	4.37
Class S	1,000.00	1,019.29	1.12	5.62
Class S2	1,000.00	1,018.55	1.27	6.37

ING Legg Mason Value Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$725.20	1.32%	$5.66
Class I	1,000.00	726.80	0.72	3.09
Class S	1,000.00	726.60	0.97	4.16
Class S2	1,000.00	726.00	1.12	4.81
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.30	1.32%	$6.62
Class I	1,000.00	1,021.28	0.72	3.62
Class S	1,000.00	1,020.04	0.97	4.87
Class S2	1,000.00	1,019.29	1.12	5.62

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During The
	Value	Value	Expense	Period Ended
ING Limited Maturity Bond Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$1,020.00	0.87%	$4.37
Class I	1,000.00	1,024.30	0.27	1.36
Class S	1,000.00	1,022.50	0.52	2.61
Class S2	1,000.00	1,022.60	0.67	3.37
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,020.54	0.87%	$4.37
Class I	1,000.00	1,023.52	0.27	1.36
Class S	1,000.00	1,022.28	0.52	2.61
Class S2	1,000.00	1,021.53	0.67	3.37

ING Liquid Assets Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,016.00	0.27%	$1.35
Class S	1,000.00	1,014.70	0.52	2.60
Class S2	1,000.00	1,014.00	0.67	3.36
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.52	0.27%	$1.36
Class S	1,000.00	1,022.28	0.52	2.61
Class S2	1,000.00	1,021.53	0.67	3.37

ING Marsico Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$863.50	1.37%	$6.35
Class I	1,000.00	865.70	0.77	3.57
Class S	1,000.00	864.80	1.02	4.73
Class S2	1,000.00	863.80	1.17	5.42
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.05	1.37%	$6.87
Class I	1,000.00	1,021.03	0.77	3.87
Class S	1,000.00	1,019.79	1.02	5.12
Class S2	1,000.00	1,019.05	1.17	5.87

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During The
	Value	Value	Expense	Period Ended
ING Marsico International Opportunities Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$873.50	1.28%	$5.96
Class I	1,000.00	876.10	0.68	3.17
Class S	1,000.00	874.50	0.93	4.33
Class S2	1,000.00	872.60	1.08	5.03
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.50	1.28%	$6.42
Class I	1,000.00	1,021.48	0.68	3.42
Class S	1,000.00	1,020.24	0.93	4.67
Class S2	1,000.00	1,019.49	1.08	5.42

ING MFS Total Return Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$931.10	1.23%	$5.91
Class I	1,000.00	933.70	0.63	3.03
Class S	1,000.00	932.50	0.88	4.23
Class S2	1,000.00	932.00	1.03	4.95
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.75	1.23%	$6.17
Class I	1,000.00	1,021.73	0.63	3.17
Class S	1,000.00	1,020.49	0.88	4.42
Class S2	1,000.00	1,019.74	1.03	5.17

ING MFS Utilities Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$979.70	1.35%	$6.64
Class I	1,000.00	982.70	0.75	3.70
Class S	1,000.00	981.50	1.00	4.93
Class S2	1,000.00	979.80	1.15	5.66
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.15	1.35%	$6.77
Class I	1,000.00	1,021.13	0.75	3.77
Class S	1,000.00	1,019.89	1.00	5.02
Class S2	1,000.00	1,019.14	1.15	5.77

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During The
	Value	Value	Expense	Period Ended
ING Oppenheimer Main Street Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$900.10	1.25%	$5.91
Class I	1,000.00	903.30	0.65	3.08
Class S	1,000.00	902.30	0.90	4.26
Class S2	1,000.00	901.80	1.05	4.96
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.25%	$6.27
Class I	1,000.00	1,021.63	0.65	3.27
Class S	1,000.00	1,020.39	0.90	4.52
Class S2	1,000.00	1,019.64	1.05	5.27

ING PIMCO Core Bond Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,020.40	1.16%	$5.83
Class I	1,000.00	1,023.60	0.56	2.82
Class S	1,000.00	1,022.70	0.81	4.07
Class S2	1,000.00	1,021.90	0.96	4.83
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.10	1.16%	$5.82
Class I	1,000.00	1,022.08	0.56	2.82
Class S	1,000.00	1,020.84	0.81	4.07
Class S2	1,000.00	1,020.09	0.96	4.82

ING PIMCO High Yield Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$978.70	1.09%	$5.36
Class I	1,000.00	981.60	0.49	2.41
Class S	1,000.00	980.40	0.74	3.64
Class S2	1,000.00	980.00	0.89	4.38
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.44	1.09%	$5.47
Class I	1,000.00	1,022.43	0.49	2.46
Class S	1,000.00	1,021.18	0.74	3.72
Class S2	1,000.00	1,020.44	0.89	4.47

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During The
	Value	Value	Expense	Period Ended
ING Pioneer Equity Income Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$923.70	1.29%	$6.17
Class I	1,000.00	928.10	0.69	3.31
Class S	1,000.00	925.90	0.94	4.50
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.45	1.29%	$6.47
Class I	1,000.00	1,021.43	0.69	3.47
Class S	1,000.00	1,020.19	0.94	4.72

ING Pioneer Fund Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$898.60	1.28%	$6.04
Class I	1,000.00	902.00	0.68	3.22
Class S	1,000.00	900.90	0.93	4.40
Class S2	1,000.00	898.80	1.08	5.10
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.50	1.28%	$6.42
Class I	1,000.00	1,021.48	0.68	3.42
Class S	1,000.00	1,020.24	0.93	4.67
Class S2	1,000.00	1,019.49	1.08	5.42

ING Pioneer Mid Cap Value Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$924.70	1.23%	$5.89
Class I	1,000.00	928.90	0.63	3.02
Class S	1,000.00	927.80	0.88	4.22
Class S2	1,000.00	925.00	1.03	4.93
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.75	1.23%	$6.17
Class I	1,000.00	1,021.73	0.63	3.17
Class S	1,000.00	1,020.49	0.88	4.42
Class S2	1,000.00	1,019.74	1.03	5.17

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During The
	Value	Value	Expense	Period Ended
ING Stock Index Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class I	$1,000.00	$879.40	0.26%	$1.21
Class S	1,000.00	878.40	0.51	2.38
Class S2	1,000.00	877.40	0.66	3.08
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.57	0.26%	$1.31
Class S	1,000.00	1,022.33	0.51	2.56
Class S2	1,000.00	1,021.58	0.66	3.32

ING VP Index Plus International Equity Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$876.10	1.15%	$5.36
Class I	1,000.00	879.30	0.55	2.57
Class S	1,000.00	878.20	0.80	3.74
Class S2	1,000.00	877.00	0.95	4.43
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.14	1.15%	$5.77
Class I	1,000.00	1,022.13	0.55	2.77
Class S	1,000.00	1,020.89	0.80	4.02
Class S2	1,000.00	1,020.14	0.95	4.77

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

	ING	ING	ING
	Disciplined	Evergreen	Evergreen	ING
	Small Cap Value	Health Sciences	Omega	Focus 5
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$100,590,995	$182,329,909	$163,987,078	$167,243,211
Short-term investments at amortized cost	30,860,803	12,651,367	1,061,947	5,566,000
Cash	—	1,406,606	455,007	—
Cash collateral for futures	—	—	—	293,496
Foreign currencies at value**	—	286	—	131,310
Receivables:
Investment securities sold	6,215,940	—	—	171,261
Fund shares sold	131,646	81,337	49,475	1,304,545
Dividends and interest	301,441	151,486	76,943	214,452
Variation margin	—	—	—	1,088
Prepaid expenses	1,784	1,789	1,598	15,847
Reimbursement due from manager	—	—	11	60,886

Total assets	138,102,609	196,622,780	165,632,059	175,002,096

LIABILITIES:
Payable for investment securities purchased	8,634,991	271,250	—	206,866
Payable for fund shares redeemed	627	382,969	223,213	160
Payable for futures variation margin	—	—	—	18,743
Payable upon receipt of securities loaned	28,077,803	—	—	—
Payable to affiliates	56,571	163,496	87,733	88,029
Payable to custodian due to bank overdraft	207	—	—	22,748
Payable for trustee fees	624	—	—	953
Other accrued expenses and liabilities	20,151	—	—	34,829

Total liabilities	36,790,974	817,715	310,946	372,328

NET ASSETS	$101,311,635	$195,805,065	$165,321,113	$174,629,768

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$146,844,269	$180,287,165	$143,740,118	$195,272,642
Undistributed net investment income	4,664,663	492,197	1,564,159	1,529,143
Accumulated net realized gain (loss) on investments, foreign currency related transactions, and futures	(31,071,346)	14,983,477	23,978,002	(3,344,456)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(19,125,951)	42,226	(3,961,166)	(18,827,561)

NET ASSETS	$101,311,635	$195,805,065	$165,321,113	$174,629,768

+ Including securities loaned at value	$26,556,391	$—	$—	$—
* Cost of investments in securities	$119,716,946	$182,292,362	$167,948,244	$185,767,864
** Cost of foreign currencies	$—	$293	$—	$129,278

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited) (continued)

	ING	ING	ING
	Disciplined	Evergreen	Evergreen	ING
	Small Cap Value	Health Sciences	Omega	Focus 5
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	n/a	$931	$1,004	$917
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	83	88	101
Net asset value and redemption price per share	n/a	$11.22	$11.46	$9.08
Class I:
Net assets	$101,311,635	$5,874,582	$157,222,457	$76,610
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,502,988	516,507	13,420,607	8,408
Net asset value and redemption price per share	$8.10	$11.37	$11.72	$9.11
Class S:
Net assets	n/a	$189,928,617	$6,969,554	$174,552,241
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	16,760,132	599,349	19,180,657
Net asset value and redemption price per share	n/a	$11.33	$11.63	$9.10
Class S2:
Net assets	n/a	$935	$1,128,098	n/a
Shares authorized	n/a	unlimited	unlimited	n/a
Par value	n/a	$0.001	$0.001	n/a
Shares outstanding	n/a	83	97,548	n/a
Net asset value and redemption price per share	n/a	$11.29	$11.56	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	Global	Global	International	Janus
	Real Estate	Resources	Growth Opportunities	Contrarian
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$471,019,849	$1,481,714,637	$130,138,804	$978,168,061
Investments in affiliates at value**	725,582	—	—	—
Short-term investments in affiliates at amortized cost	—	8,275,000	1,300,000	—
Short-term investments at amortized cost	53,774,944	7,376,000	6,529,636	37,598,068
Cash	37,742,545	1,810,041	64,172	383,280
Foreign currencies at value***	121,192	329,042	167,832	4,359,514
Receivables:
Investment securities sold	5,575,629	14,330,411	—	4,780,363
Fund shares sold	1,528,654	644,308	9,989	3,700,599
Dividends and interest	1,895,541	587,387	416,207	1,276,929
Unrealized appreciation on forward foreign currency contracts	—	4,561	—	63,428
Prepaid expenses	2,529	8,722	1,063	6,629
Reimbursement due from manager	14,387	—	—	—

Total assets	572,400,852	1,515,080,109	138,627,703	1,030,336,871

LIABILITIES:
Payable for investment securities purchased	27,172,350	10,532,542	—	—
Payable for fund shares redeemed	1,142	6,537,372	99,331	12,340
Payable upon receipt of securities loaned	53,774,944	—	5,888,636	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	1,180,434
Payable to affiliates	396,390	1,049,947	142,986	822,941
Payable for trustee fees	2,107	19,701	—	—
Other accrued expenses and liabilities	69,393	—	—	—

Total liabilities	81,416,326	18,139,562	6,130,953	2,015,715

NET ASSETS	$490,984,526	$1,496,940,547	$132,496,750	$1,028,321,156

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$562,575,265	$1,030,392,121	$95,048,073	$979,558,621
Undistributed net investment income	4,168,216	16,883,385	2,531,108	6,437,179
Accumulated net realized gain (loss) on investments, foreign currency related transactions, and written options	(27,239,490)	249,561,236	36,337,831	125,115,340
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	(48,519,465)	200,103,805	(1,420,262)	(82,789,984)

NET ASSETS	$490,984,526	$1,496,940,547	$132,496,750	$1,028,321,156

+ Including securities loaned at value	$52,085,734	$—	$5,681,702	$—
* Cost of investments in securities	$519,132,451	$1,281,593,956	$131,586,609	$1,059,825,336
** Cost of investments in affiliates	$1,136,690	$—	$—	$—
*** Cost of foreign currencies	$126,773	$352,792	$168,403	$4,378,870

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited) (continued)

	ING	ING	ING	ING
	Global	Global	International	Janus
	Real Estate	Resources	Growth Opportunities	Contrarian
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$995	$3,610,560	$867	$377,191
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	93	123,462	96	25,064
Net asset value and redemption price per share	$10.73	$29.24	$9.04	$15.05
Class I:
Net assets	$327,104,773	$49,428,171	$790	$237,975,436
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,389,349	1,657,591	86	15,627,022
Net asset value and redemption price per share	$10.76	$29.82	$9.20	$15.23
Class S:
Net assets	$161,405,674	$1,397,325,899	$123,507,936	$756,526,816
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,022,986	47,217,471	13,428,199	49,849,043
Net asset value and redemption price per share	$10.74	$29.59	$9.20	$15.18
Class S2:
Net assets	$2,473,084	$46,575,917	$8,987,157	$33,441,713
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	229,393	1,586,151	982,400	2,221,034
Net asset value and redemption price per share	$10.78	$29.36	$9.15	$15.06

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	JPMorgan Emerging	JPMorgan Small Cap	JPMorgan Value	Julius Baer
	Markets Equity	Core Equity	Opportunities	Foreign
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$1,184,861,837	$390,390,573	$310,768,118	$2,051,566,974
Short-term investments at amortized cost	264,864,734	111,061,101	19,285,036	452,461,777
Cash	6,571,470	979,752	2,314,839	7,329,381
Foreign currencies at value**	4,373,191	—	—	69,807,634
Receivables:
Investment securities sold	—	26,003,178	24,254,541	41,749,589
Fund shares sold	3,280,786	74,966	502,872	2,196,611
Dividends and interest	1,744,317	461,158	399,296	4,386,564
Unrealized appreciation on forward foreign currency contracts	—	—	—	1,051,166
Prepaid expenses	10,848	3,297	3,489	19,346
Reimbursement due from manager	—	45	7,510	—

Total assets	1,465,707,183	528,974,070	357,535,701	2,630,569,042

LIABILITIES:
Payable for investment securities purchased	552,574	11,814,983	36,714,130	68,876,764
Payable for fund shares redeemed	98,289	943,780	11,762	451,932
Payable for futures variation margin	—	163,028	—	—
Payable upon receipt of securities loaned	207,307,612	99,583,675	—	351,930,804
Unrealized depreciation on forward foreign currency contracts	—	—	—	8,711,276
Payable to affiliates	1,603,957	370,109	144,309	1,815,793
Payable for trustee fees	19,701	—	4,458	—
Other accrued expenses and liabilities	—	—	46,485	225

Total liabilities	209,582,133	112,875,575	36,921,144	431,786,794

NET ASSETS	$1,256,125,050	$416,098,495	$320,614,557	$2,198,782,248

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$867,441,931	$395,560,177	$348,625,678	$1,883,075,459
Undistributed net investment income	43,917,923	3,789,007	9,470,312	21,013,440
Accumulated net realized gain on investments, foreign currency related transactions, and futures	58,201,243	45,603,144	16,736,546	263,350,324
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	286,563,953	(28,853,833)	(54,217,979)	31,343,025

NET ASSETS	$1,256,125,050	$416,098,495	$320,614,557	$2,198,782,248

+ Including securities loaned at value	$199,403,843	$95,332,055	$—	$338,447,894
* Cost of investments in securities	$898,304,382	$418,964,298	$364,986,097	$2,012,779,564
** Cost of foreign currencies	$4,363,432	$—	$—	$69,652,811

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited) (continued)

	ING	ING	ING	ING
	JPMorgan Emerging	JPMorgan Small Cap	JPMorgan Value	Julius Baer
	Markets Equity	Core Equity	Opportunities	Foreign
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$5,191,716	$2,260,809	$15,982	$6,040,345
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	227,378	184,810	1,648	374,286
Net asset value and redemption price per share	$22.83	$12.23	$9.70	$16.14
Class I:
Net assets	$327,085,080	$157,826,072	$283,053,302	$1,109,714,484
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,061,405	12,594,512	28,804,224	67,613,095
Net asset value and redemption price per share	$23.26	$12.53	$9.83	$16.41
Class S:
Net assets	$884,198,811	$211,718,687	$36,537,181	$1,013,009,367
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	38,142,502	17,042,499	3,726,050	62,112,010
Net asset value and redemption price per share	$23.18	$12.42	$9.81	$16.31
Class S2:
Net assets	$39,649,443	$44,292,927	$1,008,092	$70,018,052
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,724,563	3,597,485	103,602	4,310,911
Net asset value and redemption price per share	$22.99	$12.31	$9.73	$16.24

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	Legg Mason	Limited	Liquid	Marsico
	Value	Maturity Bond	Assets	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$284,632,149	$433,691,086	$—	$937,679,501
Short-term investments in affiliates at amortized cost	—	3,800,000	—	—
Short-term investments at amortized cost+	—	39,597,404	1,979,301,414	408,761,155
Cash	1,332,369	239,311	7,500,728	14,651,202
Cash collateral for futures	—	1,240,560	—	—
Receivables:
Investment securities sold	2,601,290	13,205,423	—	—
Fund shares sold	3,280,778	358,776	12,393,466	864,410
Dividends and interest	525,572	4,337,056	3,484,314	780,581
Variation margin	—	45,762	—	—
Unrealized appreciation on swap agreements	—	339,738	—	—
Prepaid expenses	7,712	5,840	10,918	7,995
Reimbursement due from manager	—	—	24	—

Total assets	292,379,870	496,860,956	2,002,690,864	1,362,744,844

LIABILITIES:
Payable for investment securities purchased	265,720	26,696,829	7,485,417	—
Payable for fund shares redeemed	969,716	488,213	509,090	326,776
Payable for futures variation margin	—	20,781	—	—
Payable upon receipt of securities loaned	—	37,437,404	64,948,049	279,328,627
Unrealized depreciation on swap agreements	—	386,982	—	—
Income distribution payable	—	—	214	—
Payable to affiliates	377,497	143,679	756,130	858,784
Other accrued expenses and liabilities	—	6,075	—	55,000

Total liabilities	1,612,933	65,179,963	73,698,900	280,569,187

NET ASSETS	$290,766,937	$431,680,993	$1,928,991,964	$1,082,175,657

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$447,226,466	$387,360,796	$1,928,871,042	$1,595,208,537
Undistributed net investment income (distributions in excess of net investment income)	2,860,858	41,172,383	(64)	9,158,704
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(75,775,051)	11,269,883	120,986	(661,184,465)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(83,545,336)	(8,122,069)	—	138,992,881

NET ASSETS	$290,766,937	$431,680,993	$1,928,991,964	$1,082,175,657

+ Including securities loaned at value	$—	$36,714,967	$63,111,345	$274,837,400
* Cost of investments in securities	$368,177,485	$442,038,053	$—	$798,686,620

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited) (continued)

	ING	ING	ING	ING
	Legg Mason	Limited	Liquid	Marsico
	Value	Maturity Bond	Assets	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$2,878,193	$1,067	n/a	$6,896,396
Shares authorized	unlimited	unlimited	n/a	unlimited
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	382,924	95	n/a	427,632
Net asset value and redemption price per share	$7.52	$11.23	n/a	$16.13
Class I:
Net assets	$26,136,740	$196,078,638	$198,749,916	$361,992,955
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,413,329	17,258,701	198,699,965	21,849,519
Net asset value and redemption price per share	$7.66	$11.36	$1.00	$16.57
Class S:
Net assets	$244,958,975	$235,600,209	$1,623,881,828	$691,763,542
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	32,234,044	20,725,773	1,623,734,280	42,262,132
Net asset value and redemption price per share	$7.60	$11.37	$1.00	$16.37
Class S2:
Net assets	$16,793,029	$1,079	$106,360,220	$21,522,764
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,224,750	95	106,345,397	1,325,827
Net asset value and redemption price per share	$7.55	$11.33	$1.00	$16.23

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

	ING
	Marsico	ING	ING	ING
	International	MFS	MFS	Oppenheimer
	Opportunities	Total Return	Utilities	Main Street
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$646,547,303	$1,284,748,797	$665,306,795	$397,544,940
Short-term investments at amortized cost	75,388,164	204,250,763	—	62,953,205
Cash	1,808,343	18,122,247	16,978,790	589,505
Foreign currencies at value**	308,335	4,683	24,920	—
Receivables:
Investment securities sold	—	1,084,298	1,229,098	6,204,366
Fund shares sold	1,793,211	57,453	116,457	7,585
Dividends and interest	1,428,396	6,279,114	1,668,534	391,934
Unrealized appreciation on forward foreign currency contracts	—	—	18,165	—
Prepaid expenses	6,095	12,252	5,651	3,924
Reimbursement due from manager	30,592	—	—	—

Total assets	727,310,439	1,514,559,607	685,348,410	467,695,459

LIABILITIES:
Payable for investment securities purchased	1,837,989	851,965	3,019,255	6,164,778
Payable for fund shares redeemed	467,872	418,198	2,357,830	1,129,361
Payable upon receipt of securities loaned	60,790,894	204,250,763	—	62,068,249
Unrealized depreciation on forward foreign currency contracts	—	—	899,608	—
Payable to affiliates	447,930	972,454	527,116	309,860
Payable for trustee fees	2,466	—	1,500	—
Other accrued expenses and liabilities	62,001	—	108,791	—

Total liabilities	63,609,152	206,493,380	6,914,100	69,672,248

NET ASSETS	$663,701,287	$1,308,066,227	$678,434,310	$398,023,211

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$613,763,842	$1,203,388,719	$547,373,250	$555,393,383
Undistributed net investment income	11,071,422	59,569,488	11,891,536	7,578,426
Accumulated net realized gain (loss) on investments and foreign currency related transactions	55,105,904	69,909,914	83,101,945	(158,055,481)
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	(16,239,881)	(24,801,894)	36,067,579	(6,893,117)

NET ASSETS	$663,701,287	$1,308,066,227	$678,434,310	$398,023,211

+ Including securities loaned at value	$59,750,419	$198,140,831	$—	$59,819,496
* Cost of investments in securities	$662,842,898	$1,309,556,751	$628,382,062	$404,438,469
** Cost of foreign currencies	$308,858	$4,665	$20,682	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited) (continued)

	ING
	Marsico	ING	ING	ING
	International	MFS	MFS	Oppenheimer
	Opportunities	Total Return	Utilities	Main Street
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$9,292,866	$2,645,791	$1,272,669	$1,019
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	626,274	157,979	73,229	56
Net asset value and redemption price per share	$14.84	$16.75	$17.38	$18.20
Class I:
Net assets	$305,524,845	$165,221,425	$8,704,838	$5,676,340
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	20,378,648	9,692,411	494,323	306,777
Net asset value and redemption price per share	$14.99	$17.05	$17.61	$18.50
Class S:
Net assets	$348,882,582	$1,095,948,366	$668,455,591	$388,213,597
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	23,393,204	64,473,885	38,184,130	21,001,954
Net asset value and redemption price per share	$14.91	$17.00	$17.51	$18.48
Class S2:
Net assets	$994	$44,250,645	$1,212	$4,132,255
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	67	2,626,132	69	224,901
Net asset value and redemption price per share	$14.79	$16.85	$17.47	$18.37

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	PIMCO	PIMCO	Pioneer	Pioneer
	Core Bond	High Yield	Equity Income	Fund
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$3,170,949,390	$764,734,978	$149,269,761	$108,736,317
Short-term investments**	76,228,948	5,645,536	—	—
Short-term investments at amortized cost	93,556,660	141,214,183	890,955	244,988
Cash	92,693,617	—	593,500	372,907
Cash collateral for futures	12,445,200	—	—	—
Foreign currencies at value***	—	582,854	—	—
Receivables:
Investment securities sold	569,033,859	77,610,176	2,420,802	21,779
Fund shares sold	2,834,505	348,418	97,727	42,969
Dividends and interest	23,706,737	13,868,561	475,056	156,719
Variation margin	508,851	—	—	—
Unrealized appreciation on forward foreign currency contracts	10,960,956	2,510,467	—	—
Upfront payments made on swap agreements	2,124,857	1,355,871	—	—
Unrealized appreciation on swap agreements	22,840,410	1,915,667	—	—
Prepaid expenses	15,121	5,275	1,489	1,089
Reimbursement due from manager	—	—	35,644	4,141

Total assets	4,077,899,111	1,009,791,986	153,784,934	109,580,909

LIABILITIES:
Payable for investment securities purchased	751,721,240	107,342,378	2,559,938	—
Payable for fund shares redeemed	334,140	3,481,039	159	23,718
Payable for futures variation margin	324,534	—	—	—
Payable upon receipt of securities loaned	61,211,011	104,170,950	—	—
Sales commitments, at value (Note 2)ˆˆ	252,464,798	4,938,280	—	—
Futures contracts sold	1,774,461	—	—	—
Unrealized depreciation on forward foreign currency contracts	9,120,130	2,613,267	—	—
Upfront payments received on swap agreements	10,573,205	5,066,004	—	—
Unrealized depreciation on swap agreements	19,544,928	10,559,757	—	—
Payable to affiliates	1,653,113	433,138	96,818	85,802
Payable to custodian due to bank overdraft	—	5,075,338	—	—
Payable to custodian due to foreign currency overdraft****	59,679,866	—	—	—
Payable for trustee fees	—	—	866	—
Other accrued expenses and liabilities	—	—	27,343	—
Written optionsˆ	3,856,904	9,618,756	—	—

Total liabilities	1,172,258,330	253,298,907	2,685,124	109,520

NET ASSETS	$2,905,640,781	$756,493,079	$151,099,810	$109,471,389

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,731,584,229	$808,210,398	$168,691,958	$98,366,864
Undistributed net investment income	131,791,431	1,271,003	2,168,559	2,536,487
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	82,498,179	(6,588,222)	(8,949,129)	3,125,161
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(40,233,058)	(46,400,100)	(10,811,578)	5,442,877

NET ASSETS	$2,905,640,781	$756,493,079	$151,099,810	$109,471,389

+ Including securities loaned at value	$59,147,987	$101,336,504	$—	$—
* Cost of investments in securities	$3,216,720,151	$801,474,512	$160,081,339	$103,293,895
** Cost of short-term investments	$76,223,343	$5,584,940	$—	$—
*** Cost of foreign currencies	$—	$583,071	$—	$—
**** Cost of foreign currency overdraft	$59,687,420	$—	$—	$—
ˆ Premiums received on written options	$6,775,526	$8,650,030	$—	$—
ˆˆ Cost of sales commitments	$251,333,909	$4,926,562	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited) (continued)

	ING	ING	ING	ING
	PIMCO	PIMCO	Pioneer	Pioneer
	Core Bond	High Yield	Equity Income	Fund
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$1,112	$309,973	$874	$929
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	97	33,223	103	79
Net asset value and redemption price per share	$11.52	$9.33	$8.48	$11.70
Class I:
Net assets	$1,047,650,519	$211,747,635	$151,098,069	$33,578,060
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	89,400,430	22,703,856	17,736,645	2,828,428
Net asset value and redemption price per share	$11.72	$9.33	$8.52	$11.87
Class S:
Net assets	$1,801,192,990	$544,434,545	$867	$75,891,470
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	153,577,907	58,303,836	102	6,421,361
Net asset value and redemption price per share	$11.73	$9.34	$8.50	$11.82
Class S2:
Net assets	$56,796,160	$926	n/a	$930
Shares authorized	unlimited	unlimited	n/a	unlimited
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	4,872,193	99	n/a	79
Net asset value and redemption price per share	$11.66	$9.35	n/a	$11.72

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

			ING
	ING	ING	VP Index Plus
	Pioneer	Stock	International
	Mid Cap Value	Index	Equity
	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$943,489,894	$459,704,532	$269,744,136
Short-term investments in affiliates at amortized cost	—	8,550,000	—
Short-term investments at amortized cost	94,842,961	68,268,322	8,230,287
Cash	6,820,960	—	1,291,573
Cash collateral for futures	—	684,000	—
Foreign currencies at value**	—	—	3,233,433
Receivables:
Investment securities sold	—	153,074	167,834
Fund shares sold	449,379	65,351	95,570
Dividends and interest	1,256,610	637,556	1,348,829
Variation margin receivable	—	6,842	—
Prepaid expenses	8,143	4,318	8,410
Reimbursement due from manager	—	—	183,748

Total assets	1,046,867,947	538,073,995	284,303,820

LIABILITIES:
Payable for investment securities purchased	943,289	469,960	—
Payable for fund shares redeemed	6,056,663	8,329,965	884,956
Payable upon receipt of securities loaned	35,690,919	65,928,322	8,230,287
Payable to affiliates	650,733	109,163	239,945
Payable to custodian due to bank overdraft	—	15,003	—
Payable for trustee fees	66	—	2,898
Other accrued expenses and liabilities	29,326	—	117,374

Total liabilities	43,370,996	74,852,413	9,475,460

NET ASSETS	$1,003,496,951	$463,221,582	$274,828,360

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$984,573,394	$434,127,768	$268,683,297
Undistributed net investment income	11,493,566	12,934,897	23,914,142
Accumulated net realized gain on investments, foreign currency related transactions, and futures	34,826,241	948,537	7,854,678
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(27,396,250)	15,210,380	(25,623,757)

NET ASSETS	$1,003,496,951	$463,221,582	$274,828,360

+ Including securities loaned at value	$34,365,356	$63,532,229	$7,861,438
* Cost of investments in securities	$970,886,144	$443,904,141	$295,414,847
** Cost of foreign currencies	$—	$—	$3,242,720

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited) (continued)

			ING
	ING	ING	VP Index Plus
	Pioneer	Stock	International
	Mid Cap Value	Index	Equity
	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$939	n/a	$929
Shares authorized	unlimited	n/a	unlimited
Par value	$0.001	n/a	$0.001
Shares outstanding	83	n/a	76
Net asset value and redemption price per share	$11.30	n/a	$12.30
Class I:
Net assets	$415,251,612	$443,272,657	$181,149,345
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	36,150,912	38,946,910	14,539,640
Net asset value and redemption price per share	$11.49	$11.38	$12.46
Class S:
Net assets	$588,243,457	$12,167,917	$93,180,425
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	51,478,195	1,073,190	7,517,483
Net asset value and redemption price per share	$11.43	$11.34	$12.40
Class S2:
Net assets	$943	$7,781,008	$497,661
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	83	687,888	40,091
Net asset value and redemption price per share	$11.34	$11.31	$12.41

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

	ING	ING	ING
	Disciplined	Evergreen	Evergreen	ING
	Small Cap Value	Health Sciences	Omega	Focus 5
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,828,784	$1,021,045	$1,279,579	$1,907,123
Interest	9,928	158,357	8,080	85,403
Securities lending income	221,310	—	—	—

Total investment income	2,060,022	1,179,402	1,287,659	1,992,526

EXPENSES:
Investment management fees	382,332	—	—	216,554
Unified fees	—	761,988	526,352	—
Distribution and service fees
Class ADV	—	4	4	4
Class S	—	247,338	9,334	176,989
Class S2	—	2	2,950	—
Transfer agent fees	184	—	—	311
Administrative service fees	69,514	—	—	70,806
Shareholder reporting expense	6,716	—	—	20,292
Registration fees	—	—	—	546
Professional fees	8,490	—	—	8,812
Custody and accounting expense	17,982	—	—	98,893
Trustee fees and expenses	2,314	3,502	3,116	1,521
Offering expense	—	—	—	51,659
Miscellaneous expense	5,228	—	—	4,429

Total expenses	492,760	1,012,834	541,756	650,816
Net waived and reimbursed fees	—	—	(593)	(197,339)
Brokerage commission recapture	—	(13,014)	(7,294)	—

Net expenses	492,760	999,820	533,869	453,477

Net investment income	1,567,262	179,582	753,790	1,539,049

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:
Net realized gain (loss) on:
Investments	(19,617,407)	5,142,551	5,015,442	(1,526,692)
Foreign currency related transactions	—	9,303	—	9,484
Futures	—	—	—	(736,384)

Net realized gain (loss) on investments, foreign currency related transactions, and futures	(19,617,407)	5,151,854	5,015,442	(2,253,592)

Net change in unrealized appreciation or depreciation on:
Investments	(1,295,951)	(29,968,134)	(23,098,308)	(17,755,071)
Foreign currency related transactions	—	2,700	—	1,569
Futures	—	—	—	(299,863)

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(1,295,951)	(29,965,434)	(23,098,308)	(18,053,365)

Net realized and unrealized loss on investments, foreign currency related transactions, and futures	(20,913,358)	(24,813,580)	(18,082,866)	(20,306,957)

Decrease in net assets resulting from operations	$(19,346,096)	$(24,633,998)	$(17,329,076)	$(18,767,908)

* Foreign taxes withheld	$830	$104,950	$38,721	$67,603

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	Global	Global	International	Janus
	Real Estate	Resources	Growth Opportunities	Contrarian
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$5,986,843	$8,010,592	$2,044,781	$8,226,963
Interest	14,223	96,703	4,586	256,422
Securities lending income	75,846	407,541	121,932	348,633

Total investment income	6,076,912	8,514,836	2,171,299	8,832,018

EXPENSES:
Investment management fees	1,468,110	—	—	—
Unified fees	—	3,929,931	732,338	3,459,309
Distribution and service fees
Class ADV	4	9,493	4	306
Class S	186,174	1,436,510	170,938	995,621
Class S2	6,648	104,912	24,315	92,702
Transfer agent fees	1,903	—	—	—
Administrative service fees	185,505	—	—	—
Shareholder reporting expense	37,712	—	—	—
Registration fees	10,968	—	—	—
Professional fees	13,844	—	—	—
Custody and accounting expense	52,935	—	—	—
Trustee fees and expenses	4,412	17,215	2,462	13,189
Miscellaneous expense	3,100	—	—	—

Total expenses	1,971,315	5,498,061	930,057	4,561,127
Net waived and reimbursed fees	(112,268)	(29,282)	(5,991)	(18,683)
Brokerage commission recapture	—	—	—	(29,112)

Net expenses	1,859,047	5,468,779	924,066	4,513,332

Net investment income	4,217,865	3,046,057	1,247,233	4,318,686

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND WRITTEN OPTIONS:
Net realized gain (loss) on:
Investments	(17,097,304)	56,203,473	244,709	5,331,371
Foreign currency related transactions	10,391	88,892	(71,943)	(980,395)
Written options	—	—	—	(13,167)

Net realized gain (loss) on investments, foreign currency related transactions, and written options	(17,086,913)	56,292,365	172,766	4,337,809

Net change in unrealized appreciation or depreciation on:
Investments	(46,064,525)	104,285,545	(19,480,913)	(155,093,610)
Foreign currency related transactions	5,428	(83,637)	15,505	(1,963,566)
Written options	—	—	—	(5,529)

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and written options	(46,059,097)	104,201,908	(19,465,408)	(157,062,705)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and written options	(63,146,010)	160,494,273	(19,292,642)	(152,724,896)

Increase (decrease) in net assets resulting from operations	$(58,928,145)	$163,540,330	$(18,045,409)	$(148,406,210)

* Foreign taxes withheld	$476,241	$540,848	$140,601	$342,845
(1) Dividends from affiliates	$40,115	$243,816	$48,251	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	JPMorgan Emerging	JPMorgan Small Cap	JPMorgan Value	Julius Baer
	Markets Equity	Core Equity	Opportunities	Foreign
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$20,573,942	$2,875,490	$4,151,151	$34,535,069
Interest	784,875	151,414	61,435	1,165,371
Securities lending income	816,950	341,982	—	1,731,024

Total investment income	22,175,767	3,368,886	4,212,586	37,431,464

EXPENSES:
Investment management fees	—	—	664,874	—
Unified fees	8,009,332	1,811,111	—	9,736,740
Distribution and service fees
Class ADV	19,303	8,761	58	22,668
Class S	1,135,776	281,412	52,663	1,284,097
Class S2	108,274	116,024	3,278	187,210
Transfer agent fees	—	—	330	—
Administrative service fees	—	—	166,215	—
Shareholder reporting expense	—	—	32,660	—
Registration fees	—	—	33	—
Professional fees	—	—	10,582	—
Custody and accounting expense	—	—	19,645	—
Trustee fees and expenses	20,147	6,696	5,967	37,215
Miscellaneous expense	—	—	5,135	—

Total expenses	9,292,832	2,224,004	961,440	11,267,930
Net waived and reimbursed fees	(25,628)	(76,874)	(24,987)	(89,472)
Brokerage commission recapture	—	—	—	(11,940)

Net expenses	9,267,204	2,147,130	936,453	11,166,518

Net investment income	12,908,563	1,221,756	3,276,133	26,264,946

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:
Net realized gain (loss) on:
Investments	24,873,341	9,783,012	(18,927,154)	57,543,389
Foreign currency related transactions	(157,147)	—	—	2,863,190
Futures	—	(177,253)	—	—

Net realized gain (loss) on investments, foreign currency related transactions, and futures	24,716,194	9,605,759	(18,927,154)	60,406,579

Net change in unrealized appreciation or depreciation on:
Investments	(228,207,336)	(36,945,654)	(43,961,188)	(347,798,939)
Foreign currency related transactions	63,502	—	—	(10,154,598)
Futures	—	(165,215)	—	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(228,143,834)	(37,110,869)	(43,961,188)	(357,953,537)

Net realized and unrealized loss on investments, foreign currency related transactions, and futures	(203,427,640)	(27,505,110)	(62,888,342)	(297,546,958)

Decrease in net assets resulting from operations	$(190,519,077)	$(26,283,354)	$(59,612,209)	$(271,282,012)

* Foreign taxes withheld	$1,120,473	$938	$—	$4,832,317

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	Legg Mason	Limited	Liquid	Marsico
	Value	Maturity Bond	Assets	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$5,666,071	$322,971	$—	$6,274,093
Interest	23,586	13,106,915	29,719,410	1,130,202
Securities lending income	—	784,826	55,934	462,454

Total investment income	5,689,657	14,214,712	29,775,344	7,866,749

EXPENSES:
Unified fees	2,549,957	800,748	2,309,149	3,994,499
Distribution and service fees
Class ADV	17,106	4	—	42,443
Class S	374,443	305,073	1,825,948	911,315
Class S2	51,475	2	216,620	57,693
Trustee fees and expenses	14,697	11,748	10,218	15,736

Total expenses	3,007,678	1,117,575	4,361,935	5,021,686
Net waived and reimbursed fees	(13,776)	(6,644)	(43,401)	(20,115)
Brokerage commission recapture	(51,018)	—	—	—

Net expenses	2,942,884	1,110,931	4,318,534	5,001,571

Net investment income	2,746,773	13,103,781	25,456,810	2,865,178

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND SWAPS:
Net realized gain (loss) on:
Investments	(145,683,309)	6,195,947	165,544	(40,462,363)
Foreign currency related transactions	2,581	—	—	3,077
Futures	—	2,318,749	—	—
Swaps	—	(205,945)	—	—

Net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(145,680,728)	8,308,751	165,544	(40,459,286)

Net change in unrealized appreciation or depreciation on:
Investments	(84,702,240)	(5,950,100)	—	(107,610,503)
Foreign currency related transactions	(2,139)	—	—	—
Futures	—	256,499	—	—
Swaps	—	(104,385)	—	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(84,704,379)	(5,797,986)	—	(107,610,503)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(230,385,107)	2,510,765	165,544	(148,069,789)

Increase (decrease) in net assets resulting from operations	$(227,638,334)	$15,614,546	$25,622,354	$(145,204,611)

* Foreign taxes withheld	$—	$—	$—	$46,249
(1) Dividends from affiliates	$—	$288,879	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

	ING
	Marsico	ING	ING	ING
	International	MFS	MFS	Oppenheimer
	Opportunities	Total Return	Utilities	Main Street
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,353,441	$9,452,138	$9,429,320	$3,868,466
Interest	412,108	14,884,176	452,488	18,362
Securities lending income	106,478	870,502	—	117,481

Total investment income	8,872,027	25,206,816	9,881,808	4,004,309

EXPENSES:
Investment management fees	1,696,305	—	1,857,513	—
Unified fees	—	4,530,765	—	1,373,579
Distribution and service fees
Class ADV	41,610	12,586	3,918	4
Class S	425,950	1,456,137	762,123	516,885
Class S2	4	117,598	4	10,792
Transfer agent fees	307	—	278	—
Administrative service fees	314,126	—	309,582	—
Shareholder reporting expense	50,166	—	90,462	—
Registration fees	211	—	105	—
Professional fees	14,038	—	23,010	—
Custody and accounting expense	120,779	—	91,722	—
Trustee fees and expenses	6,188	24,448	6,370	7,635
Miscellaneous expense	5,865	—	6,611	—

Total expenses	2,675,549	6,141,534	3,151,698	1,908,895
Net waived and reimbursed fees	(80,969)	(26,151)	(784)	(2,168)
Brokerage commission recapture	—	(124,665)	(70,636)	—

Net expenses	2,594,580	5,990,718	3,080,278	1,906,727

Net investment income	6,277,447	19,216,098	6,801,530	2,097,582

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	(5,944,691)	(26,567,495)	19,150,397	(27,520,213)
Foreign currency related transactions	(165,935)	(8,521)	(3,331,031)	—

Net realized gain (loss) on investments and foreign currency related transactions	(6,110,626)	(26,576,016)	15,819,366	(27,520,213)

Net change in unrealized appreciation or depreciation on:
Investments	(81,594,235)	(91,532,411)	(33,789,675)	(20,963,326)
Foreign currency related transactions	35,603	4,072	(1,016,436)	103

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(81,558,632)	(91,528,339)	(34,806,111)	(20,963,223)

Net realized and unrealized loss on investments and foreign currency related transactions	(87,669,258)	(118,104,355)	(18,986,745)	(48,483,436)

Decrease in net assets resulting from operations	$(81,391,811)	$(98,888,257)	$(12,185,215)	$(46,385,854)

* Foreign taxes withheld	$1,036,907	$139,390	$650,903	$11

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	PIMCO	PIMCO	Pioneer	Pioneer
	Core Bond	High Yield	Equity Income	Fund
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$923,989	$231,250	$2,668,880	$1,436,535
Interest	67,753,104	27,471,482	23,002	6,474
Securities lending income	186,468	259,515	—	—

Total investment income	68,863,561	27,962,247	2,691,882	1,443,009

EXPENSES:
Investment management fees	—	—	504,492	—
Unified fees	7,287,660	1,747,950	—	437,305
Distribution and service fees
Class ADV	4	1,199	4	4
Class S	1,931,314	736,787	2	104,498
Class S2	138,588	2	—	4
Transfer agent fees	—	—	89	—
Administrative service fees	—	—	77,613	—
Shareholder reporting expense	—	—	7,941	—
Professional fees	—	—	13,417	—
Custody and accounting expense	—	—	16,698	—
Trustee fees and expenses	33,619	10,800	7,841	2,126
Offering expense	—	—	5,011	—
Miscellaneous expense	—	—	3,358	—

Total expenses	9,391,185	2,496,738	636,466	543,937
Net waived and reimbursed fees	(89,851)	(240)	(100,893)	(26,101)
Brokerage commission recapture	—	—	(2,918)	(2,434)

Net expenses	9,301,334	2,496,498	532,655	515,402

Net investment income	59,562,227	25,465,749	2,159,227	927,607

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, SWAPS, WRITTEN OPTIONS, AND SALES COMMITMENTS:
Net realized gain (loss) on:
Investments	27,601,300	(8,310,453)	(4,628,908)	(573,997)
Foreign currency related transactions	2,300,493	819,835	—	627
Futures	32,954,280	—	—	—
Swaps	449,066	179,107	—	—
Written options	17,306,456	1,477,920	—	—
Sales commitments	2,832,652	(7,348)	—	—

Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	83,444,247	(5,840,939)	(4,628,908)	(573,370)

Net change in unrealized appreciation or depreciation on:
Investments	(74,847,843)	(30,902,336)	(9,647,962)	(13,245,183)
Foreign currency related transactions	(3,676,119)	(2,087,093)	—	235
Futures	(26,754,011)	—	—	—
Swaps	(14,342,394)	(3,941,396)	—	—
Written options	16,980,965	3,801,921	—	—
Sales commitments	(1,106,424)	(11,718)	—	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(103,745,826)	(33,140,622)	(9,647,962)	(13,244,948)

Net realized and unrealized loss on foreign currency related transactions, futures, swaps, written options, and sales commitments	(20,301,579)	(38,981,561)	(14,276,870)	(13,818,318)

Increase (decrease) in net assets resulting from operations	$39,260,648	$(13,515,812)	$(12,117,643)	$(12,890,711)

* Foreign taxes withheld	$44	$—	$5,248	$57,480

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

			ING
	ING	ING	VP Index Plus
	Pioneer	Stock	International
	Mid Cap Value	Index	Equity
	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$7,539,719	$5,140,019	$12,000,960
Interest	262,532	27,290	168,732
Securities lending income	355,512	117,132	240,051

Total investment income	8,157,763	5,284,441	12,409,743

EXPENSES:
Investment management fees	—	—	1,432,958
Unified fees	3,045,665	628,792	—
Distribution and service fees
Class ADV	4	—	4
Class S	753,135	12,131	126,738
Class S2	4	13,047	1,516
Transfer agent fees	—	—	371
Administrative service fees	—	—	303,684
Shareholder reporting expense	—	—	109,143
Registration fees	—	—	103
Professional fees	—	—	48,934
Custody and accounting expense	—	—	155,683
Trustee fees and expenses	15,378	7,200	10,560
Miscellaneous expense	—	—	8,956

Total expenses	3,814,186	661,170	2,198,650
Net waived and reimbursed fees	—	(8,737)	(402,872)
Brokerage commission recapture	(80,433)	—	—

Net expenses	3,733,753	652,433	1,795,778

Net investment income	4,424,010	4,632,008	10,613,965

REALIZED AND UNREALIZED LOSS ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:
Net realized loss on:
Investments	(20,944,986)	(132,622)	(58,248,133)
Foreign currency related transactions	—	—	(2,011,510)
Futures	—	(2,676,139)	(60,587)

Net realized loss on investments, foreign currency related transactions, and futures	(20,944,986)	(2,808,761)	(60,320,230)

Net change in unrealized appreciation or depreciation on:
Investments	(56,637,377)	(62,953,989)	(16,926,346)
Foreign currency related transactions	—	—	(32,263)
Futures	—	(516,965)	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(56,637,377)	(63,470,954)	(16,958,609)

Net realized and unrealized loss on investments, foreign currency related transactions, and futures	(77,582,363)	(66,279,715)	(77,278,839)

Decrease in net assets resulting from operations	$(73,158,353)	$(61,647,707)	$(66,664,874)

* Foreign taxes withheld	$—	$—	$1,373,375
(1) Dividends from affiliates	$—	$248,940	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Disciplined		ING Evergreen
	Small Cap Value Portfolio		Health Sciences Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$1,567,262	$3,341,654	$179,582	$313,904
Net realized gain (loss) on investments and foreign currency related transactions	(19,617,407)	(11,462,229)	5,151,854	10,975,288
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(1,295,951)	(22,089,068)	(29,965,434)	5,830,585

Increase (decrease) in net assets resulting from operations	(19,346,096)	(30,209,643)	(24,633,998)	17,119,777

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	—	—	(4)
Class I	—	(591,316)	—	(16,429)
Class S	—	—	—	(270,514)
Class S2	—	—	—	(4)
Net realized gains
Class ADV	—	—	—	(38)
Class I	—	(838,222)	—	(169,865)
Class S	—	—	—	(7,543,249)
Class S2	—	—	—	(38)

Total distributions	—	(1,429,538)	—	(8,000,141)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,327,271	180,583,198	28,605,746	40,619,345
Reinvestment of distributions	—	1,429,538	—	8,000,057

	23,327,271	182,012,736	28,605,746	48,619,402
Cost of shares redeemed	(94,493,576)	(19,972,944)	(32,659,677)	(39,429,123)

Net increase (decrease) in net assets resulting from capital share transactions	(71,166,305)	162,039,792	(4,053,931)	9,190,279

Net increase (decrease) in net assets	(90,512,401)	130,400,611	(28,687,929)	18,309,915

NET ASSETS:
Beginning of period	191,824,036	61,423,425	224,492,994	206,183,079

End of period	$101,311,635	$191,824,036	$195,805,065	$224,492,994

Undistributed net investment income at end of period	$4,664,663	$3,097,401	$492,197	$312,615

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Evergreen Omega Portfolio		ING Focus 5 Portfolio
	Six Months		Six Months	August 20,
	Ended	Year Ended	Ended	2007(1)
	June 30,	December 31,	June 30,	to December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$753,790	$814,700	$1,539,049	$313,265
Net realized gain (loss) on investments, foreign currency related transactions, and futures	5,015,442	19,009,427	(2,253,592)	(950,484)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(23,098,308)	3,152,131	(18,053,365)	(774,196)

Increase (decrease) in net assets resulting from operations	(17,329,076)	22,976,258	(18,767,908)	(1,411,415)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(4)	—	(1)
Class I	—	(616,688)	—	(4)
Class S	—	(7,760)	—	(356,870)
Net realized gains
Class ADV	—	(9)	—	(1)
Class I	—	(1,609,148)	—	(1)
Class S	—	(75,611)	—	(140,680)
Class S2	—	(11,577)	—	—

Total distributions	—	(2,320,797)	—	(497,557)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,393,510	12,287,239	96,313,406	111,888,580
Reinvestment of distributions	—	2,320,785	—	449,449

	1,393,510	14,608,024	96,313,406	112,338,029
Cost of shares redeemed	(14,754,527)	(41,436,038)	(13,322,951)	(21,836)

Net increase (decrease) in net assets resulting from capital share transactions	(13,361,017)	(26,828,014)	82,990,455	112,316,193

Net increase (decrease) in net assets	(30,690,093)	(6,172,553)	64,222,547	110,407,221

NET ASSETS:
Beginning of period	196,011,206	202,183,759	110,407,221	—

End of period	$165,321,113	$196,011,206	$174,629,768	$110,407,221

Undistributed net investment income (distributions in excess of net investment income) at end of period	$1,564,159	$810,369	$1,529,143	$(9,906)

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Global Real Estate Portfolio		ING Global Resources Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$4,217,865	$3,202,621	$3,046,057	$9,180,483
Net realized gain (loss) on investments and foreign currency related transactions	(17,086,913)	(4,419,663)	56,292,365	201,002,631
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(46,059,097)	(23,735,710)	104,201,908	40,436,706

Increase (decrease) in net assets resulting from operations	(58,928,145)	(24,952,752)	163,540,330	250,619,820

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(18)	—	(564)
Class I	—	(3,371,231)	—	(34,972)
Class S	—	(3,606,655)	—	(111,419)
Class S2	—	(65,889)	—	—
Net realized gains
Class ADV	—	(1)	—	(44,211)
Class I	—	(74,847)	—	(2,741,943)
Class S	—	(104,525)	—	(79,120,560)
Class S2	—	(2,251)	—	(3,658,472)
Return of capital
Class ADV	—	(4)	—	—
Class I	—	(489,694)	—	—
Class S	—	(516,913)	—	—
Class S2	—	(9,412)	—	—

Total distributions	—	(8,241,440)	—	(85,712,141)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	292,752,597	251,880,165	262,958,308	290,405,475
Proceeds from shares issued in merger (Note 14)	—	—	—	118,165,700
Reinvestment of distributions	—	8,241,417	—	85,712,023

	292,752,597	260,121,582	262,958,308	494,283,198
Cost of shares redeemed	(38,837,111)	(57,662,173)	(48,061,716)	(132,657,767)

Net increase in net assets resulting from capital share transactions	253,915,486	202,459,409	214,896,592	361,625,431

Net increase in net assets	194,987,341	169,265,217	378,436,922	526,533,110

NET ASSETS:
Beginning of period	295,997,185	126,731,968	1,118,503,625	591,970,515

End of period	$490,984,526	$295,997,185	$1,496,940,547	$1,118,503,625

Undistributed net investment income (distributions in excess of net investment income) at end of period	$4,168,216	$(49,649)	$16,883,385	$13,837,328

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING International Growth
	Opportunities Portfolio		ING Janus Contrarian Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$1,247,233	$1,155,207	$4,318,686	$1,895,471
Net realized gain on investments, foreign currency related transactions, and written options	172,766	36,354,062	4,337,809	121,328,845
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and written options	(19,465,408)	(7,522,058)	(157,062,705)	(53,561,651)

Increase (decrease) in net assets resulting from operations	(18,045,409)	29,987,211	(148,406,210)	69,662,665

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(16)	—	—
Class I	—	(14)	—	—
Class S	—	(1,863,535)	—	—
Class S2	—	(108,041)	—	—
Net realized gains
Class ADV	—	(203)	—	(39)
Class I	—	(182)	—	(41)
Class S	—	(30,021,424)	—	(11,881,314)
Class S2	—	(1,943,922)	—	(675,196)

Total distributions	—	(33,937,337)	—	(12,556,590)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,564	109,520	378,570,178	257,600,636
Proceeds from shares issued in merger (Note 14)	—	—	—	404,457,199
Reinvestment of distributions	—	33,936,929	—	12,556,511

	24,564	34,046,449	378,570,178	674,614,346
Cost of shares redeemed	(17,754,318)	(44,841,418)	(51,320,539)	(40,412,677)

Net increase (decrease) in net assets resulting from capital share transactions	(17,729,754)	(10,794,969)	327,249,639	634,201,669

Net increase (decrease) in net assets	(35,775,163)	(14,745,095)	178,843,429	691,307,744

NET ASSETS:
Beginning of period	168,271,913	183,017,008	849,477,727	158,169,983

End of period	$132,496,750	$168,271,913	$1,028,321,156	$849,477,727

Undistributed net investment income at end of period	$2,531,108	$1,283,875	$6,437,179	$2,118,493

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING JPMorgan Emerging		ING JPMorgan Small Cap
	Markets Equity Portfolio		Core Equity Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$12,908,563	$5,210,075	$1,221,756	$2,740,173
Net realized gain on investments, foreign currency related transactions, and futures	24,716,194	68,036,134	9,605,759	36,132,365
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(228,143,834)	258,059,256	(37,110,569)	(45,864,640)

Increase (decrease) in net assets resulting from operations	(190,519,077)	331,305,465	(26,283,054)	(6,992,102)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(26,442)	—	(3,075)
Class I	—	(3,165,428)	—	(402,252)
Class S	—	(6,836,061)	—	(333,779)
Class S2	—	(370,605)	—	—
Net realized gains
Class ADV	—	(5,300)	—	(155,013)
Class I	—	(624,616)	—	(6,549,422)
Class S	—	(1,570,726)	—	(14,124,008)
Class S2	—	(94,885)	—	(2,994,650)

Total distributions	—	(12,694,063)	—	(24,562,199)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	204,313,608	440,499,180	75,060,548	82,239,470
Reinvestment of distributions	—	12,694,063	—	24,562,199

	204,313,608	453,193,243	75,060,548	106,801,669
Cost of shares redeemed	(118,285,329)	(196,890,030)	(54,346,410)	(89,846,571)

Net increase in net assets resulting from capital share transactions	86,028,279	256,303,213	20,714,138	16,955,098

Net increase (decrease) in net assets	(104,490,798)	574,914,615	(5,568,916)	(14,599,203)

NET ASSETS:
Beginning of period	1,360,615,848	785,701,233	421,667,411	436,266,614

End of period	$1,256,125,050	$1,360,615,848	$416,098,495	$421,667,411

Undistributed net investment income at end of period	$43,917,923	$31,009,360	$3,789,007	$2,567,251

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING JPMorgan Value
	Opportunities Portfolio		ING Julius Baer Foreign Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$3,276,133	$6,376,588	$26,264,946	$24,332,058
Net realized gain (loss) on investments and foreign currency related transactions	(18,927,154)	36,062,154	60,406,579	178,378,317
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(43,961,188)	(45,464,289)	(357,953,537)	107,689,818

Increase (decrease) in net assets resulting from operations	(59,612,209)	(3,025,547)	(271,282,012)	310,400,193

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(199)	—	(10,563)
Class I	—	(4,280,606)	—	(2,850,721)
Class S	—	(897,083)	—	(737,903)
Class S2	—	(23,439)	—	—
Net realized gains
Class ADV	—	(821)	—	(276,253)
Class I	—	(15,653,974)	—	(68,911,359)
Class S	—	(4,100,214)	—	(59,300,989)
Class S2	—	(102,921)	—	(5,309,850)

Total distributions	—	(25,059,257)	—	(137,397,638)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	62,495,554	111,501,610	380,897,559	822,589,388
Reinvestment of distributions	—	25,059,257	—	137,397,554

	62,495,554	136,560,867	380,897,559	959,986,942
Cost of shares redeemed	(37,634,502)	(98,801,499)	(343,402,787)	(367,044,241)

Net increase in net assets resulting from capital share transactions	24,861,052	37,759,368	37,494,772	592,942,701

Net increase (decrease) in net assets	(34,751,157)	9,674,564	(233,787,240)	765,945,256

NET ASSETS:
Beginning of period	355,365,714	345,691,150	2,432,569,488	1,666,624,232

End of period	$320,614,557	$355,365,714	$2,198,782,248	$2,432,569,488

Undistributed net investment income (distributions in excess of net investment income) at end of period	$9,470,312	$6,194,179	$21,013,440	$(5,251,506)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

			ING Limited Maturity
	ING Legg Mason Value Portfolio		Bond Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$2,746,773	$114,717	$13,103,781	$28,083,311
Net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(145,680,728)	70,183,662	8,308,751	8,888,131
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(84,704,379)	(130,598,828)	(5,797,986)	(1,539,977)

Increase (decrease) in net assets resulting from operations	(227,638,334)	(60,300,449)	15,614,546	35,431,465

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	—	—	(19)
Class I	—	—	—	(9,264,897)
Class S	—	—	—	(5,446,896)
Class S2	—	—	—	(22)
Net realized gains
Class ADV	—	(90,612)	—	—
Class I	—	(5,840,561)	—	—
Class S	—	(5,248,354)	—	—
Class S2	—	(352,315)	—	—

Total distributions	—	(11,531,842)	—	(14,711,834)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	90,339,391	322,712,701	78,960,935	490,319,294
Reinvestment of distributions	—	11,531,842	—	14,711,793

	90,339,391	334,244,543	78,960,935	505,031,087
Cost of shares redeemed	(519,316,050)	(178,315,688)	(402,047,008)	(200,747,451)

Net increase (decrease) in net assets resulting from capital share transactions	(428,976,659)	155,928,855	(323,086,073)	304,283,636

Net increase (decrease) in net assets	(656,614,993)	84,096,564	(307,471,527)	325,003,267

NET ASSETS:
Beginning of period	947,381,930	863,285,366	739,152,520	414,149,253

End of period	$290,766,937	$947,381,930	$431,680,993	$739,152,520

Undistributed net investment income at end of period	$2,860,858	$114,085	$41,172,383	$28,068,602

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Liquid Assets Portfolio		ING Marsico Growth Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$25,456,810	$60,519,045	$2,865,178	$6,302,242
Net realized gain (loss) on investments and foreign currency related transactions	165,544	49,455	(40,459,286)	86,103,860
Net change in unrealized appreciation or depreciation on investments	—	—	(107,610,503)	29,638,921

Increase (decrease) in net assets resulting from operations	25,622,354	60,568,500	(145,204,611)	122,045,023

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class I	(3,138,114)	(11,703,204)	—	(16,867)
Class S	(21,162,934)	(47,274,157)	—	—
Class S2	(1,155,826)	(1,541,684)	—	—

Total distributions	(25,456,874)	(60,519,045)	—	(16,867)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	937,486,466	1,386,030,856	299,852,573	178,559,556
Proceeds from shares issued in merger (Note 14)	—	—	29,783,314	—
Reinvestment of distributions	25,456,874	60,515,469	—	16,867

	962,943,340	1,446,546,325	329,635,887	178,576,423
Cost of shares redeemed	(409,907,973)	(1,063,034,306)	(122,703,175)	(193,495,724)

Net increase (decrease) in net assets resulting from capital share transactions	553,035,367	383,512,019	206,932,712	(14,919,301)

Net increase in net assets	553,200,847	383,561,474	61,728,101	107,108,855

NET ASSETS:
Beginning of period	1,375,791,117	992,229,643	1,020,447,556	913,338,701

End of period	$1,928,991,964	$1,375,791,117	$1,082,175,657	$1,020,447,556

Undistributed net investment income (distributions in excess of net investment income) at end of period	$(64)	$—	$9,158,704	$6,293,526

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Marsico International
	Opportunities Portfolio		ING MFS Total Return Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$6,277,447	$5,354,033	$19,216,098	$39,834,765
Net realized gain (loss) on investments and foreign currency related transactions	(6,110,626)	64,206,799	(26,576,016)	103,732,969
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(81,558,632)	12,869,992	(91,528,339)	(77,100,211)

Increase (decrease) in net assets resulting from operations	(81,391,811)	82,430,824	(98,888,257)	66,467,523

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(112,547)	—	(156,840)
Class I	—	(1,949,065)	—	(4,182,334)
Class S	—	(2,659,904)	—	(37,698,867)
Class S2	—	(14)	—	(1,527,322)
Net realized gains
Class ADV	—	(1,058,732)	—	(331,013)
Class I	—	(10,028,995)	—	(7,152,813)
Class S	—	(16,127,085)	—	(70,479,290)
Class S2	—	(72)	—	(2,963,284)

Total distributions	—	(31,936,414)	—	(124,491,763)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	251,736,347	227,797,935	11,222,122	126,310,921
Reinvestment of distributions	—	31,936,331	—	124,491,761

	251,736,347	259,734,266	11,222,122	250,802,682
Cost of shares redeemed	(89,974,125)	(104,757,250)	(127,351,621)	(283,515,011)

Net increase (decrease) in net assets resulting from capital share transactions	161,762,222	154,977,016	(116,129,499)	(32,712,329)

Net increase (decrease) in net assets	80,370,411	205,471,426	(215,017,756)	(90,736,569)

NET ASSETS:
Beginning of period	583,330,876	377,859,450	1,523,083,983	1,613,820,552

End of period	$663,701,287	$583,330,876	$1,308,066,227	$1,523,083,983

Undistributed net investment income at end of period	$11,071,422	$4,793,975	$59,569,488	$40,353,390

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

			ING Oppenheimer
	ING MFS Utilities Portfolio		Main Street Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$6,801,530	$8,991,257	$2,097,582	$5,486,741
Net realized gain (loss) on investments and foreign currency related transactions	15,819,366	64,690,054	(27,520,213)	69,174,516
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(34,806,111)	26,592,982	(20,963,223)	(50,318,245)

Increase (decrease) in net assets resulting from operations	(12,185,215)	100,274,293	(46,385,854)	24,343,012

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(5,472)	—	(10)
Class I	—	(76,090)	—	(67,482)
Class S	—	(3,362,711)	—	(5,076,037)
Class S2	—	(10)	—	(47,145)
Net realized gains
Class ADV	—	(21,758)	—	—
Class I	—	(294,573)	—	—
Class S	—	(15,013,677)	—	—
Class S2	—	(38)	—	—

Total distributions	—	(18,774,329)	—	(5,190,674)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	140,169,374	281,190,197	10,819,467	29,259,666
Reinvestment of distributions	—	18,774,281	—	5,190,664

	140,169,374	299,964,478	10,819,467	34,450,330
Cost of shares redeemed	(47,128,802)	(97,761,088)	(51,459,652)	(122,300,067)

Net increase (decrease) in net assets resulting from capital share transactions	93,040,572	202,203,390	(40,640,185)	(87,849,737)

Net increase (decrease) in net assets	80,855,357	283,703,354	(87,026,039)	(68,697,399)

NET ASSETS:
Beginning of period	597,578,953	313,875,599	485,049,250	553,746,649

End of period	$678,434,310	$597,578,953	$398,023,211	$485,049,250

Undistributed net investment income at end of period	$11,891,536	$5,090,006	$7,578,426	$5,480,844

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING PIMCO Core Bond Portfolio		ING PIMCO High Yield Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$59,562,227	$72,979,301	$25,465,749	$49,177,642
Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	83,444,247	7,047,960	(5,840,939)	1,439,746
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, written options, and sales commitments	(103,745,826)	64,492,761	(33,140,622)	(31,283,965)

Increase (decrease) in net assets resulting from operations	39,260,648	144,520,022	(13,515,812)	19,333,423

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(39)	(11,483)	(8,171)
Class I	—	(28,987,069)	(4,692,505)	(3,369,715)
Class S	—	(22,767,538)	(22,196,244)	(44,857,547)
Class S2	—	(1,447,969)	(35)	(65)
Net realized gains
Class ADV	—	—	—	(13)
Class I	—	—	—	(183,471)
Class S	—	—	—	(3,366,829)
Class S2	—	—	—	(5)

Total distributions	—	(53,202,615)	(26,900,267)	(51,785,816)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,182,772,085	691,451,792	209,882,304	145,928,850
Reinvestment of distributions	—	53,202,538	26,899,585	51,761,963

	1,182,772,085	744,654,330	236,781,889	197,690,813
Cost of shares redeemed	(276,425,695)	(356,754,009)	(100,119,694)	(356,375,391)

Net increase (decrease) in net assets resulting from capital share transactions	906,346,390	387,900,321	136,662,195	(158,684,578)

Net increase (decrease) in net assets	945,607,038	479,217,728	96,246,116	(191,136,971)

NET ASSETS:
Beginning of period	1,960,033,743	1,480,816,015	660,246,963	851,383,934

End of period	$2,905,640,781	$1,960,033,743	$756,493,079	$660,246,963

Undistributed net investment income at end of period	$131,791,431	$72,229,204	$1,271,003	$2,705,521

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Pioneer
	Equity Income Portfolio		ING Pioneer Fund Portfolio
	Six Months	May 11,	Six Months
	Ended	2007(1)	Ended	Year Ended
	June 30,	to December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$2,159,227	$2,311,283	$927,607	$1,422,535
Net realized gain (loss) on investments and foreign currency related transactions	(4,628,908)	(4,430,740)	(573,370)	3,988,658
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(9,647,962)	(1,163,616)	(13,244,948)	1,239,685

Increase (decrease) in net assets resulting from operations	(12,117,643)	(3,283,073)	(12,890,711)	6,650,878

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(8)	—	(13)
Class I	—	(2,272,029)	—	(374,462)
Class S	—	(11)	—	(951,767)
Class S2	—	—	—	(13)
Net realized gains
Class ADV	—	—	—	(24)
Class I	—	—	—	(712,103)
Class S	—	—	—	(2,218,866)
Class S2	—	—	—	(24)

Total distributions	—	(2,272,048)	—	(4,257,272)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,995,923	177,082,751	4,895,646	30,900,740
Reinvestment of distributions	—	2,259,299	—	4,257,201

	5,995,923	179,342,050	4,895,646	35,157,941
Cost of shares redeemed	(8,685,719)	(7,879,680)	(18,098,634)	(32,300,222)

Net increase (decrease) in net assets resulting from capital share transactions	(2,689,796)	171,462,370	(13,202,988)	2,857,719

Net increase (decrease) in net assets	(14,807,439)	165,907,249	(26,093,699)	5,251,325

NET ASSETS:
Beginning of period	165,907,249	—	135,565,088	130,313,763

End of period	$151,099,810	$165,907,249	$109,471,389	$135,565,088

Undistributed net investment income at end of period	$2,168,559	$9,332	$2,536,487	$1,608,880

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Pioneer Mid Cap Value Portfolio		ING Stock Index Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$4,424,010	$7,554,745	$4,632,008	$8,381,550
Net realized gain (loss) on investments and futures	(20,944,986)	56,792,114	(2,808,761)	4,630,278
Net change in unrealized appreciation or depreciation on investments and futures	(56,637,377)	(29,738,467)	(63,470,954)	7,359,244

Increase (decrease) in net assets resulting from operations	(73,158,353)	34,608,392	(61,647,707)	20,371,072

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(8)	—	—
Class I	—	(1,667,413)	—	(6,847,158)
Class S	—	(3,392,750)	—	(12,199)
Class S2	—	(8)	—	—
Net realized gains
Class ADV	—	(54)	—	—
Class I	—	(11,370,319)	—	(12,005,975)
Class S	—	(33,693,694)	—	(21,391)
Class S2	—	(54)	—	—

Total distributions	—	(50,124,300)	—	(18,886,723)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	173,852,708	312,544,751	76,872,000	129,201,602
Proceeds from shares issued in merger (Note 14)	27,452,716	—	—	—
Reinvestment of distributions	—	50,124,178	—	18,886,678

	201,305,424	362,668,929	76,872,000	148,088,280
Cost of shares redeemed	(137,910,907)	(102,105,868)	(40,456,705)	(66,720,679)

Net increase in net assets resulting from capital share transactions	63,394,517	260,563,061	36,415,295	81,367,601

Net increase (decrease) in net assets	(9,763,836)	245,047,153	(25,232,412)	82,851,950

NET ASSETS:
Beginning of period	1,013,260,787	768,213,634	488,453,994	405,602,044

End of period	$1,003,496,951	$1,013,260,787	$463,221,582	$488,453,994

Undistributed net investment income at end of period	$11,493,566	$7,069,556	$12,934,897	$8,302,889

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING VP Index Plus
	International Equity Portfolio
	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2008	2007

FROM OPERATIONS:
Net investment income	$10,613,965	$12,791,562
Net realized gain (loss) on investments, foreign currency related transactions, and futures	(60,320,230)	70,231,037
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(16,958,609)	(42,051,288)

Increase (decrease) in net assets resulting from operations	(66,664,874)	40,971,311

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(347,240)
Net realized gains
Class ADV	—	(3)
Class I	—	(1,406,495)
Class S	—	(403,871)
Class S2	—	(3,078)

Total distributions	—	(2,160,687)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	183,661,109	411,090,992
Proceeds from shares issued in merger (Note 14)	—	79,072,151
Reinvestment of distributions	—	2,160,684

	183,661,109	492,323,827
Cost of shares redeemed	(635,776,538)	(124,841,066)

Net increase (decrease) in net assets resulting from capital share transactions	(452,115,429)	367,482,761

Net increase (decrease) in net assets	(518,780,303)	406,293,385

NET ASSETS:
Beginning of period	793,608,663	387,315,278

End of period	$274,828,360	$793,608,663

Undistributed net investment income at end of period	$23,914,142	$13,300,177

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

ING Disciplined Small Cap Value Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months		April 28,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$9.35	10.97	10.00
Income (loss) from investment operations:
Net investment income	$0.10 *	0.22 *	0.11
Net realized and unrealized gain (loss) on investments	$(1.35)	(1.75)	0.86
Total from investment operations	$(1.25)	(1.53)	0.97
Less distributions from:
Net investment income	$—	0.04	—
Net realized gains on investments	$—	0.05	—
Total distributions	$—	0.09	—
Net asset value, end of period	$8.10	9.35	10.97
Total Return(2)%	(13.37)	(14.09)	9.70

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$101,312	191,824	61,423
Ratios to average net assets:
Expenses(3)(4)%	0.71	0.68	0.75
Net investment income(3)(4)%	2.25	2.06	1.86
Portfolio turnover rate %	57	173	163

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends at net asset value and does not reflect the effect of insurance contract charges. Total return for periods of less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING Evergreen Health Sciences Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		December 29,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.64	12.17	12.17
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.02)	(0.00)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.41)	0.99	—
Total from investment operations	$(1.42)	0.97	(0.00)*
Less distributions from:
Net investment income	$—	0.04	—
Net realized gains on investments	$—	0.46	—
Total distributions	$—	0.50	—
Net asset value, end of period	$11.22	12.64	12.17
Total Return(2)%	(11.23)	8.13	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.50	1.50	1.52
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.35	1.35	1.37
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.34	1.33	1.35
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.25)	(0.16)	(1.35)
Portfolio turnover rate %	22	81	37

	Class I
	Six Months		April 28,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.75	12.20	11.24
Income (loss) from investment operations:
Net investment income	$0.03 **	0.04	0.02
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.41)	1.01	0.94
Total from investment operations	$(1.38)	1.05	0.96
Less distributions from:
Net investment income	$—	0.04	—
Net realized gains on investments	$—	0.46	0.00 *
Total distributions	$—	0.50	0.00 *
Net asset value, end of period	$11.37	12.75	12.20
Total Return(2)%	(10.82)	8.78	8.59

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,875	4,857	3,963
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.75	0.75	0.77
Net expenses after brokerage commission recapture(3)%	0.74	0.73	0.75
Net investment income after brokerage commission recapture(3)%	0.45	0.37	0.29
Portfolio turnover rate %	22	81	37

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods of less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

*	Amount is less than $0.005 or more than $(0.005).

**	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING Evergreen Health Sciences Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months						May 3,
	Ended						2004(1) to
	June 30,	Year Ended December 31,					December 31,
	2008	2007	2006		2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$12.72	12.17	10.69		10.00		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.01	0.02	0.02		0.00	*	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.40)	1.01	1.46		1.04		0.01
Total from investment operations	$(1.39)	1.03	1.48		1.04		—
Less distributions from:
Net investment income	$—	0.02	—		0.00	*	—
Net realized gains on investments	$—	0.46	0.00	*	0.35		—
Total distributions	$—	0.48	0.00	*	0.35		—
Net asset value, end of period	$11.33	12.72	12.17		10.69		10.00
Total Return(2)%	(10.93)	8.56	13.89		10.41		0.00 *

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$189,929	219,634	202,218		166,655		31,957
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.00	1.00	1.02		1.01		1.00
Net expenses after brokerage commission recapture(3)%	0.99	0.98	1.00		1.01		1.00
Net investment income (loss) after brokerage commission recapture(3)%	0.17	0.14	0.14		(0.04)		(0.27)
Portfolio turnover rate %	22	81	37		118		88

	Class S2
	Six Months			December 29,
	Ended	Year Ended		2006(1) to
	June 30,	December 31,		December 31,
	2008	2007		2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.67	12.17		12.17
Income (loss) from investment operations:
Net investment income (loss)	$0.01	0.00	*,**	(0.00)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.39)	1.00		—
Total from investment operations	$(1.38)	1.00		(0.00)*
Less distributions from:
Net investment income	$—	0.04		—
Net realized gains on investments	$—	0.46		—
Total distributions	$—	0.50		—
Net asset value, end of period	$11.29	12.67		12.17
Total Return(2)%	(10.89)	8.38		—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1		1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.25	1.25		1.27
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.15	1.15		1.17
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.14	1.13		1.15
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	0.11	0.01		(1.15)
Portfolio turnover rate %	22	81		37

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods of less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

*	Amount is less than $0.005 or 0.500% or more than $(0.005).

**	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING Evergreen Omega Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		December 29,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.65	11.52	11.52
Income (loss) from investment operations:
Net investment income (loss)	$0.02	(0.03)*	(0.00)**
Net realized and unrealized gain (loss) on investments	$(1.21)	1.31	—
Total from investment operations	$(1.19)	1.28	(0.00)**
Less distributions from:
Net investment income	$—	0.04	—
Net realized gains on investments	$—	0.11	—
Total distributions	$—	0.15	—
Net asset value, end of period	$11.46	12.65	11.52
Total Return(2)%	(9.41)	11.09	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.35	1.35	1.35
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.20	1.20	1.20
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.20	1.19	1.18
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	0.25	(0.20)	(1.18)
Portfolio turnover rate %	16	30	123

	Class I
	Six Months				May 2,
	Ended	Year Ended			2005(1) to
	June 30,	December 31,			December 31,
	2008	2007		2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$12.88	11.64		10.99	9.67
Income (loss) from investment operations:
Net investment income	$0.06	0.05	*	0.04	0.01 *
Net realized and unrealized gain (loss) on investments	$(1.22)	1.34		0.61	1.31
Total from investment operations	$(1.16)	1.39		0.65	1.32
Less distributions from:
Net investment income	$—	0.04		—	0.00 **
Net realized gains on investments	$—	0.11		—	—
Total distributions	$—	0.15		—	0.00 **
Net asset value, end of period	$11.72	12.88		11.64	10.99
Total Return(2)%	(9.01)	11.92		5.91	13.68

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$157,222	186,021		190,233	207,699
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.60	0.60		0.60	0.60
Net expenses after brokerage commission recapture(3)%	0.60	0.59		0.58	0.60
Net investment income after brokerage commission recapture(3)%	0.87	0.41		0.31	0.14
Portfolio turnover rate %	16	30		123	140

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

ING Evergreen Omega Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months				May 3,
	Ended	Year Ended			2004(1) to
	June 30,	December 31,			December 31,
	2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$12.80	11.57	10.96	10.54	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.05	0.03	0.01	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	$(1.22)	1.32	0.60	0.44	0.56
Total from investment operations	$(1.17)	1.35	0.61	0.42	0.59
Less distributions from:
Net investment income	$—	0.01	—	—	0.05
Net realized gains on investments	$—	0.11	—	—	—
Total distributions	$—	0.12	—	—	0.05
Net asset value, end of period	$11.63	12.80	11.57	10.96	10.54
Total Return(2)%	(9.14)	11.65	5.57	3.98	5.86

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,970	8,688	10,618	8,096	5,670
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.85	0.85	0.85	0.85	0.85

Net expenses after brokerage commission recapture(3)%	0.85	0.84	0.83	0.85	0.85
Net investment income (loss) after brokerage commission recapture(3)%	0.62	0.17	0.07	(0.23)	0.28
Portfolio turnover rate %	16	30	123	140	87

	Class S2
	Six Months					May 13,
	Ended	Year Ended				2004(1) to
	June 30,	December 31,				December 31,
	2008	2007		2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$12.74	11.52		10.93	10.53	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.03	0.00	*,**	(0.01)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	$(1.21)	1.33		0.60	0.43	0.56
Total from investment operations	$(1.18)	1.33		0.59	0.40	0.58
Less distributions from:
Net investment income	$—	—		—	—	0.05
Net realized gains on investments	$—	0.11		—	—	—
Total distributions	$—	0.11		—	—	0.05
Net asset value, end of period	$11.56	12.74		11.52	10.93	10.53
Total Return(2)%	(9.26)	11.52		5.40	3.80	5.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,128	1,301		1,331	961	317
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.10	1.10		1.10	1.10	1.00
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.00	1.00		1.00	1.00	1.00
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.00	0.99		0.98	1.00	1.00
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	0.47	0.02		(0.08)	(0.37)	0.49
Portfolio turnover rate %	16	30		123	140	87

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Amount is less than $0.005.

**	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING Focus 5 Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I
	Six Months	August 20,	Six Months	August 20,
	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$10.41	10.00	10.41	10.00
Income (loss) from investment operations:
Net investment income	$0.09	0.05	0.10 *	0.07 *
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	$(1.42)	0.38	(1.40)	0.39
Total from investment operations	$(1.33)	0.43	(1.30)	0.46
Less distributions from:
Net investment income	$—	0.01	—	0.04
Net realized gains on investments	$—	0.01	—	0.01
Total distributions	$—	0.02	—	0.05
Net asset value, end of period	$9.08	10.41	9.11	10.41
Total Return(2)%	(12.78)	4.36	(12.49)	4.62

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	77	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.42	1.28	0.67	0.53
Net expenses after expense waiver(3)(4)(5)%	0.99	0.99	0.39	0.39
Net investment income after expense waiver(3)(4)(5)%	1.84	1.22	2.18	1.82
Portfolio turnover rate %	23	180	23	180

	Class S
	Six Months	August 20,
	Ended	2007(1) to
	June 30,	December 31,
	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$10.41	10.00
Income (loss) from investment operations:
Net investment income	$0.10 *	0.06 *
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	$(1.41)	0.39
Total from investment operations	$(1.31)	0.45
Less distributions from:
Net investment income	$—	0.03
Net realized gains on investments	$—	0.01
Total distributions	$—	0.04
Net asset value, end of period	$9.10	10.41
Total Return(2)%	(12.58)	4.58

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$174,552	110,405
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.92	0.78
Net expenses after expense waiver(3)(5)%	0.64	0.64
Net investment income after expense waiver(3)(5)%	2.17	1.55
Portfolio turnover rate %	23	180

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING Global Real Estate Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		April 28,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.08	13.34	11.05
Income (loss) from investment operations:
Net investment income	$0.10	0.07 *	0.09 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.45)	(1.08)	2.54
Total from investment operations	$(1.35)	(1.01)	2.63
Less distributions from:
Net investment income	$—	0.20	0.24
Net realized gains on investments	$—	0.01	0.10
Return of capital	$—	0.04	—
Total distributions	$—	0.25	0.34
Net asset value, end of period	$10.73	12.08	13.34
Total Return(2)%	(11.18)	(7.63)	23.82

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.71	1.72	1.83
Net expenses after expense waiver(3)(4)(5)%	1.50	1.50	1.52
Net investment income after expense waiver(3)(4)(5)%	1.65	0.50	1.08
Portfolio turnover rate %	23	58	37

	Class I
	Six Months		January 3,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.08	13.42	10.00
Income (loss) from investment operations:
Net investment income	$0.14 *	0.22 *	0.15
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.46)	(1.16)	3.62
Total from investment operations	$(1.32)	(0.94)	3.77
Less distributions from:
Net investment income	$—	0.35	0.25
Net realized gains on investments	$—	0.01	0.10
Return of capital	$—	0.04	—
Total distributions	$—	0.40	0.35
Net asset value, end of period	$10.76	12.08	13.42
Total Return(2)%	(10.93)	(7.03)	37.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$327,105	141,367	44,706
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.96	0.97	1.08
Net expenses after expense waiver(3)(5)%	0.90	0.90	0.92
Net investment income after expense waiver(3)(5)%	2.45	1.65	1.54
Portfolio turnover rate %	23	58	37

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods of less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING Global Real Estate Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months		January 3,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.07	13.41	10.00
Income (loss) from investment operations:
Net investment income	$0.12 *	0.17 *	0.16 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.45)	(1.14)	3.59
Total from investment operations	$(1.33)	(0.97)	3.75
Less distributions from:
Net investment income	$—	0.32	0.24
Net realized gains on investments	$—	0.01	0.10
Return of capital	$—	0.04	—
Total distributions	$—	0.37	0.34
Net asset value, end of period	$10.74	12.07	13.41
Total Return(2)%	(11.02)	(7.29)	37.54

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$161,406	151,893	80,218
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.21	1.22	1.33
Net expenses after expense waiver(3)(5)%	1.15	1.15	1.17
Net investment income after expense waiver(3)(5)%	2.02	1.26	1.37
Portfolio turnover rate %	23	58	37

	Class S2
	Six Months		May 3,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.12	13.45	11.05
Income (loss) from investment operations:
Net investment income	$0.11	0.14 *	0.08 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.45)	(1.13)	2.60
Total from investment operations	$(1.34)	(0.99)	2.68
Less distributions from:
Net investment income	$—	0.29	0.18
Net realized gains on investments	$—	0.01	0.10
Return of capital	$—	0.04	—
Total distributions	$—	0.34	0.28
Net asset value, end of period	$10.78	12.12	13.45
Total Return(2)%	(11.06)	(7.39)	24.25

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,473	2,736	1,807
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.46	1.47	1.58
Net expenses after expense waiver(3)(4)(5)%	1.30	1.30	1.32
Net investment income after expense waiver(3)(4)(5)%	1.83	1.04	1.02
Portfolio turnover rate %	23	58	37

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to S2 shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING Global Resources Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months	Year	December 18,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$25.93	21.64	21.75
Income (loss) from investment operations:
Net investment income (loss)	$0.02 *	0.30 *	(0.00)**
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$3.29	6.51	(0.11)
Total from investment operations	$3.31	6.81	(0.11)
Less distributions from:
Net investment income	$—	0.03	—
Net realized gains on investments	$—	2.49	—
Total distributions	$—	2.52	—
Net asset value, end of period	$29.24	25.93	21.64
Total Return(2)%	12.77	32.81	(0.51)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,611	1,880	181
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.39	1.39	1.40
Net expenses after expense waiver(3)(4)%	1.24 †	1.24 †	1.25
Net investment income (loss) after expense waiver(3)(4)%	0.15 †	1.26 †	(0.79)
Portfolio turnover rate %	37	166	159

	Class I
	Six Months							July 2,
	Ended	Year Ended						2003(1) to
	June 30,	December 31,						December 31,
	2008	2007		2006		2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.36	21.84		20.41		15.74	14.90	10.90
Income from investment operations:
Net investment income	$0.10 *	0.32	*	0.10	*	0.12	0.14	0.05
Net realized and unrealized gain on investments and foreign currency related transactions	$3.36	6.72		4.21		5.62	0.85	4.00
Total from investment operations	$3.46	7.04		4.31		5.74	0.99	4.05
Less distributions from:
Net investment income	$—	0.03		0.07		0.17	0.15	0.05
Net realized gains on investments	$—	2.49		2.81		0.90	—	—
Total distributions	$—	2.52		2.88		1.07	0.15	0.05
Net asset value, end of period	$29.82	26.36		21.84		20.41	15.74	14.90
Total Return(2)%	13.13	33.60		21.72		38.08	6.67	37.19

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$49,428	35,734		19,960		8,870	2,420	211
Ratios to average net assets:
Expenses(3)%	0.64 †	0.64	†	0.65		0.65	0.67	0.69
Net investment income(3)%	0.74 †	1.32	†	0.48		1.17	1.77	2.33
Portfolio turnover rate %	37	166		159		334	176	117

(1)	Commencement of operations.
(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)	Annualized for periods less than one year.
(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is more than $(0.005).
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING Global Resources Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005	2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.19	21.74		20.35		15.71	14.89		9.81
Income from investment operations:
Net investment income	$0.07 *	0.25	*	0.05	*	0.13	0.20	*	0.16
Net realized and unrealized gain on investments and foreign currency related transactions	$3.33	6.69		4.19		5.55	0.75		4.96
Total from investment operations	$3.40	6.94		4.24		5.68	0.95		5.12
Less distributions from:
Net investment income	$—	0.00	**	0.04		0.14	0.13		0.04
Net realized gains on investments	$—	2.49		2.81		0.90	—		—
Total distributions	$—	2.49		2.85		1.04	0.13		0.04
Net asset value, end of period	$29.59	26.19		21.74		20.35	15.71		14.89
Total Return(1)%	12.98	33.27		21.41		37.73	6.42		52.22

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,397,326	1,039,716		540,037		379,936	190,176		144,294
Ratios to average net assets:
Expenses(2)%	0.89 †	0.89	†	0.90		0.90	0.91		0.94
Net investment income(2)%	0.49 †	1.07	†	0.23		1.01	1.69		2.52
Portfolio turnover rate %	37	166		159		334	176		117

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005	2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.01	21.63		20.28		15.68	14.90		9.82
Income from investment operations:
Net investment income	$0.04	0.20		0.02	*	0.09	0.20	*	0.12
Net realized and unrealized gain on investments and foreign currency related transactions	$3.31	6.67		4.16		5.55	0.72		5.00
Total from investment operations	$3.35	6.87		4.18		5.64	0.92		5.12
Less distributions from:
Net investment income	$—	—		0.02		0.14	0.14		0.04
Net realized gains on investments	$—	2.49		2.81		0.90	—		—
Total distributions	$—	2.49		2.83		1.04	0.14		0.04
Net asset value, end of period	$29.36	26.01		21.63		20.28	15.68		14.90
Total Return(1)%	12.88	33.09		21.19		37.54	6.23		52.12

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$46,576	41,174		31,793		22,548	10,141		3,075
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	1.14	1.14		1.15		1.15	1.07		1.09
Net expenses after expense waiver(2)(3)%	1.04 †	1.04	†	1.05		1.05	1.07		1.09
Net investment income after expense waiver(2)(3)%	0.34 †	0.85	†	0.08		0.85	1.40		1.89
Portfolio turnover rate %	37	166		159		334	176		117

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING International Growth Opportunities Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I
	Six Months		December 29,	Six Months		April 28,
	Ended	Year Ended	2006(1) to	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,	December 31,
	2008	2007	2006	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.21	10.70	10.70	10.34	10.73	12.02
Income (loss) from investment operations:
Net investment income (loss)	$0.05	0.03	(0.00)**	0.09	0.09	0.10 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.22)	1.76	—	(1.23)	1.80	0.39
Total from investment operations	$(1.17)	1.79	(0.00)**	(1.14)	1.89	0.49
Less distributions from:
Net investment income	$—	0.16	—	—	0.16	0.22
Net realized gains on investments	$—	2.12	—	—	2.12	1.56
Total distributions	$—	2.28	—	—	2.28	1.78
Net asset value, end of period	$9.04	10.21	10.70	9.20	10.34	10.73
Total Return(2)%	(11.46)	17.74	—	(11.03)	18.72	5.92

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.75	1.76	1.77	1.00	1.01	1.02
Net expenses after expense waiver(3)(4)%	1.60 †	1.61 †	1.62	1.00 †	1.01 †	1.02
Net investment income (loss) after expense waiver(3)(4)%	1.27 †	0.32 †	(1.62)	1.88 †	0.90 †	1.35
Portfolio turnover rate %	66	135	148	66	135	148

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$10.36	10.74		10.46		10.27	8.88	6.89
Income (loss) from investment operations:
Net investment income	$0.08 *	0.07	*	0.12	*	0.14	0.12	0.09
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.24)	1.80		1.91		0.82	1.36	1.92
Total from investment operations	$(1.16)	1.87		2.03		0.96	1.48	2.01
Less distributions from:
Net investment income	$—	0.13		0.19		0.25	0.09	0.02
Net realized gains on investments	$—	2.12		1.56		0.52	—	—
Total distributions	$—	2.25		1.75		0.77	0.09	0.02
Net asset value, end of period	$9.20	10.36		10.74		10.46	10.27	8.88
Total Return(2)%	(11.20)	18.47		21.56		10.50	16.71	29.17

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$123,508	157,449		172,564		179,170	201,115	184,662
Ratios to average net assets:
Expenses(3)%	1.25 †	1.26	†	1.27		1.26	1.26	1.26
Net investment income(3)%	1.71 †	0.66	†	1.11		1.29	1.19	1.19
Portfolio turnover rate %	66	135		148		123	87	116

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is more than $(0.005).

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING International Growth Opportunities Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$10.31	10.70		10.42		10.25	8.89	6.90
Income (loss) from investment operations:
Net investment income	$0.08	0.06		0.10	*	0.11	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.24)	1.79		1.91		0.83	1.39	1.96
Total from investment operations	$(1.16)	1.85		2.01		0.94	1.46	2.01
Less distributions from:
Net investment income	$—	0.12		0.17		0.25	0.10	0.02
Net realized gains on investments	$—	2.12		1.56		0.52	—	—
Total distributions	$—	2.24		1.73		0.77	0.10	0.02
Net asset value, end of period	$9.15	10.31		10.70		10.42	10.25	8.89
Total Return(1)%	(11.25)	18.30		21.44		10.30	16.47	29.07

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$8,987	10,821		10,451		10,096	9,103	4,990
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	1.50	1.51		1.52		1.51	1.41	1.41
Net expenses after expense waiver(2)(3)%	1.40 †	1.41	†	1.42		1.41	1.41	1.41
Net investment income after expense waiver(2)(3)%	1.58 †	0.49	†	0.95		1.11	0.94	0.71
Portfolio turnover rate %	66	135		148		123	87	116

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING Janus Contrarian Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV				Class I
	Six Months			December 29,	Six Months		April 28,
	Ended	Year Ended		2006(1) to	Ended	Year Ended	2006(1) to
	June 30,	December 31,		December 31,	June 30,	December 31,	December 31,
	2008	2007		2006	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$17.58	14.81		14.81	17.75	14.89	13.88
Income (loss) from investment operations:
Net investment income (loss)	$0.01 *	0.00	*,**	(0.00)**	0.10 *	0.09	0.09 *
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and written options	$(2.54)	3.07		—	(2.62)	3.07	1.58
Total from investment operations	$(2.53)	3.07		(0.00)**	(2.52)	3.16	1.67
Less distributions from:
Net investment income	$—	—		—	—	—	0.08
Net realized gains on investments	$—	0.30		—	—	0.30	0.58
Total distributions	$—	0.30		—	—	0.30	0.66
Net asset value, end of period	$15.05	17.58		14.81	15.23	17.75	14.89
Total Return(2)%	(14.39)	20.80		—	(14.20)	21.30	12.85

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$377	2		1	237,975	2	1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)(5)%	1.48	1.49		1.53	0.73	0.74	0.78
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)(5)%	1.33	1.34		1.38	0.73	0.74	0.78
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	1.33	1.32		1.38	0.73	0.72	0.78
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)(5)%	0.11	0.01		(1.38)	1.29	0.67	0.72
Portfolio turnover rate %	19	112		34	19	112	34

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$17.70	14.90		12.72		11.01		9.40	6.25
Income (loss) from investment operations:
Net investment income (loss)	$0.07	0.06	*	0.07	*	0.04	*	0.01	(0.03)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and written options	$(2.59)	3.04		2.75		1.68		1.60	3.18
Total from investment operations	$(2.52)	3.10		2.82		1.72		1.61	3.15
Less distributions from:
Net investment income	$—	—		0.06		0.01		—	—
Net realized gains on investments	$—	0.30		0.58		—		—	—
Total distributions	$—	0.30		0.64		0.01		—	—
Net asset value, end of period	$15.18	17.70		14.90		12.72		11.01	9.40
Total Return(2)%	(14.24)	20.88		23.04		15.61		17.13	50.40

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$756,527	810,064		150,930		81,925		65,770	53,873
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)(5)%	0.98	0.99		1.03		1.05		1.06	1.11
Net expenses after expense waiver and prior to brokerage commission recapture(3)(5)%	0.98	0.99		1.03		1.05		1.05	1.08
Net expenses after expense waiver and brokerage commission recapture(3)(5)%	0.98	0.97		1.03		1.05		1.05	1.08
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(5)%	0.87	0.34		0.51		0.34		0.14	(0.50)
Portfolio turnover rate %	19	112		34		47		33	43

(1)	Commencement of operations.
(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)	Annualized for periods less than one year.
(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.
(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

ING Janus Contrarian Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$17.58	14.81	12.66	10.98		9.39	6.25
Income (loss) from investment operations:
Net investment income (loss)	$0.06	0.02	0.05	0.02	*	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and written options	$(2.58)	3.05	2.73	1.67		1.61	3.18
Total from investment operations	$(2.52)	3.07	2.78	1.69		1.59	3.14
Less distributions from:
Net investment income	$—	—	0.05	0.01		—	—
Net realized gains on investments	$—	0.30	0.58	—		—	—
Total distributions	$—	0.30	0.63	0.01		—	—
Net asset value, end of period	$15.06	17.58	14.81	12.66		10.98	9.39
Total Return(1)%	(14.33)	20.81	22.81	15.39		16.93	50.24

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$33,442	39,409	7,238	3,756		2,178	802
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)(4)%	1.23	1.24	1.28	1.30		1.21	1.26
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)(4)%	1.13	1.14	1.18	1.20		1.21	1.26
Net expenses after expense waiver and brokerage commission recapture(2)(3)(4)%	1.13	1.12	1.18	1.20		1.20	1.23
Net investment income (loss) after expense waiver and brokerage commission recapture(2)(3)(4)%	0.71	0.19	0.37	0.22		(0.07)	(0.76)
Portfolio turnover rate %	19	112	34	47		33	43

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the

Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(4)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMorgan Emerging Markets Equity Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months			March 23,
	Ended	Year Ended		2006(1) to
	June 30,	December 31,		December 31,
	2008	2007		2006

Per Share Operating Performance:
Net asset value, beginning of period	$26.43	19.42		15.99
Income (loss) from investment operations:
Net investment income (loss)	$0.19 *	(0.00	)*,**	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(3.79)	7.33		3.75
Total from investment operations	$(3.60)	7.33		3.73
Less distributions from:
Net investment income	$—	0.27		0.11
Net realized gains on investments	$—	0.05		0.19
Total distributions	$—	0.32		0.30
Net asset value, end of period	$22.83	26.43		19.42
Total Return(2)%	(13.62)	38.02		23.74

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,192	5,040		431
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	2.00	2.00		2.01
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.85	1.85		1.86
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.85	1.85		1.86
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	1.61	(0.00	)**	(0.36)
Portfolio turnover rate %	7	15		5

	Class I
	Six Months					December 2,
	Ended	Year Ended				2005(1) to
	June 30,	December 31,				December 31,
	2008	2007		2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$26.85	19.61		14.67		14.28
Income (loss) from investment operations:
Net investment income	$0.28 *	0.16	*	0.12	*	0.03 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(3.87)	7.40		5.12		0.36
Total from investment operations	$(3.59)	7.56		5.24		0.39
Less distributions from:
Net investment income	$—	0.27		0.11		—
Net realized gains on investments	$—	0.05		0.19		—
Total distributions	$—	0.32		0.30		—
Net asset value, end of period	$23.26	26.85		19.61		14.67
Total Return(2)%	(13.37)	38.86		36.18		2.73

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$327,085	333,429		193,413		33,756
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.25	1.25		1.26		1.30
Net expenses after brokerage commission recapture(3)%	1.25	1.25		1.26		1.30
Net investment income after brokerage commission recapture(3)%	2.24	0.72		0.72		2.38
Portfolio turnover rate %	7	15		5		85

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

ING JPMorgan Emerging Markets Equity Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006	2005(1)		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.79	19.58		14.67	10.89		9.28	6.34
Income (loss) from investment operations:
Net investment income	$0.24 *	0.10	*	0.10	0.11	*	0.05	0.06
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(3.85)	7.39		5.09	3.68		1.60	2.90
Total from investment operations	$(3.61)	7.49		5.19	3.79		1.65	2.96
Less distributions from:
Net investment income	$—	0.23		0.09	0.01		0.04	0.02
Net realized gains on investments	$—	0.05		0.19	—		—	—
Total distributions	$—	0.28		0.28	0.01		0.04	0.02
Net asset value, end of period	$23.18	26.79		19.58	14.67		10.89	9.28
Total Return(2)%	(13.48)	38.53		35.79	34.82		17.76	46.62

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$884,199	974,312		556,576	366,350		156,615	113,494
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.50	1.50		1.51	1.50		1.54	1.77
Net expenses after brokerage commission recapture(3)%	1.50	1.50		1.51	1.50		1.54	1.77
Net investment income after brokerage commission recapture(3)%	1.95	0.45		0.69	0.90		0.62	1.06
Portfolio turnover rate %	7	15		5	85		166	95

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006		2005(1)		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.59	19.45	14.58		10.85		9.26	6.34
Income (loss) from investment operations:
Net investment income	$0.22 *	0.08	0.08	*	0.09	*	0.02	0.05	*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(3.82)	7.32	5.06		3.65		1.62	2.88
Total from investment operations	$(3.60)	7.40	5.14		3.74		1.64	2.93
Less distributions from:
Net investment income	$—	0.21	0.08		0.01		0.05	0.01
Net realized gains on investments	$—	0.05	0.19		—		—	—
Total distributions	$—	0.26	0.27		0.01		0.05	0.01
Net asset value, end of period	$22.99	26.59	19.45		14.58		10.85	9.26
Total Return(2)%	(13.54)	38.29	35.68		34.51		17.68	46.25

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$39,649	47,835	35,282		19,785		7,223	1,955
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.75	1.75	1.76		1.75		1.69	1.92
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.65	1.65	1.66		1.65		1.69	1.92
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.65	1.65	1.66		1.65		1.69	1.92
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	1.81	0.34	0.50		0.74		0.40	0.91
Portfolio turnover rate %	7	15	5		85		166	95

(1)	Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as Portfolio Manager for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMorgan Small Cap Core Equity Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months					August 12,
	Ended	Year Ended				2004(1) to
	June 30,	December 31,				December 31,
	2008	2007	2006	2005		2004

Per Share Operating Performance
Net asset value, beginning of period	$13.09	14.10	12.44	13.34		10.76
Income (loss) from investment operations:
Net investment income (loss)	$0.01 *	0.03 *	(0.01)	(0.03	)*	(0.02)
Net realized and unrealized gain (loss) on investments and futures	$(0.87)	(0.23)	2.00	0.44		2.61
Total from investment operations	$(0.86)	(0.20)	1.99	0.41		2.59
Less distributions from:
Net investment income	$—	0.02	—	—		—
Net realized gains on investments	$—	0.79	0.33	1.31		0.01
Total distributions	$—	0.81	0.33	1.31		0.01
Net asset value, end of period	$12.23	13.09	14.10	12.44		13.34
Total Return(2)%	(6.57)	(2.09)	16.24	3.37		24.11

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,261	2,602	1,954	746		260
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.63	1.63	1.63	1.64		1.49
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.45	1.45	1.46	1.49		1.49
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.45	1.45	1.46	1.48		1.49
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	0.16	0.23	(0.04)	(0.21)		(0.38)
Portfolio turnover rate %	38	47	43	57		147

	Class I
	Six Months					May 6,
	Ended	Year Ended				2004(1) to
	June 30,	December 31,				December 31,
	2008	2007	2006	2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$13.36	14.33	12.57	13.39		11.15
Income (loss) from investment operations:
Net investment income	$0.05 *	0.12	0.06	0.05	*	0.01
Net realized and unrealized gain (loss) on investments and futures	$(0.88)	(0.25)	2.04	0.44		2.24
Total from investment operations	$(0.83)	(0.13)	2.10	0.49		2.25
Less distributions from:
Net investment income	$—	0.05	0.01	—		—
Net realized gains on investments	$—	0.79	0.33	1.31		0.01
Total distributions	$—	0.84	0.34	1.31		0.01
Net asset value, end of period	$12.53	13.36	14.33	12.57		13.39
Total Return(2)%	(6.21)	(1.56)	16.95	4.00		20.21

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$157,826	117,034	131,532	94,448		41,807
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.88	0.88	0.88	0.89		0.89
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.85	0.85	0.86	0.89		0.89
Net expenses after expense waiver and brokerage commission recapture(3)%	0.85	0.85	0.86	0.88		0.89
Net investment income after expense waiver and brokerage commission recapture(3)%	0.81	0.81	0.50	0.39		0.12
Portfolio turnover rate %	38	47	43	57		147

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMorgan Small Cap Core Equity Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$13.27	14.23	12.51	13.37		10.63	7.92
Income (loss) from investment operations:
Net investment income (loss)	$0.03 *	0.08	0.03	0.02	*	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and futures	$(0.88)	(0.23)	2.02	0.43		2.77	2.74
Total from investment operations	$(0.85)	(0.15)	2.05	0.45		2.75	2.71
Less distributions from:
Net Investment income	$—	0.02	—	—		—	—
Net realized gains on investments	$—	0.79	0.33	1.31		0.01	—
Total distributions	$—	0.81	0.33	1.31		0.01	—
Net asset value, end of period	$12.42	13.27	14.23	12.51		13.37	10.63
Total Return(1)%	(6.41)	(1.69)	16.63	3.69		25.91	34.22

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$211,719	251,078	248,675	180,454		158,732	65,648
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.13	1.13	1.13	1.14		1.15	1.15
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	1.10	1.10	1.11	1.14		1.15	1.15
Net expenses after expense waiver and brokerage commission recapture(2)%	1.10	1.10	1.11	1.13		1.15	1.14
Net investment income (loss) after expense waiver and brokerage commission recapture(2)%	0.50	0.56	0.25	0.14		(0.30)	(0.56)
Portfolio turnover rate %	38	47	43	57		147	35

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$13.16	14.13	12.44	13.32		10.60	7.92
Income (loss) from investment operations:
Net investment income (loss)	$0.02 *	0.06	0.01	(0.00	)**	(0.03)	(0.06	)*
Net realized and unrealized gain (loss) on investments and futures	$(0.87)	(0.24)	2.01	0.43		2.76	2.74
Total from investment operations	$(0.85)	(0.18)	2.02	0.43		2.73	2.68
Less distributions from:
Net realized gains on investments	$—	0.79	0.33	1.31		0.01	—
Total distributions	$—	0.79	0.33	1.31		0.01	—
Net asset value, end of period	$12.31	13.16	14.13	12.44		13.32	10.60
Total Return(1)%	(6.46)	(1.90)	16.48	3.55		25.79	33.84

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$44,293	50,954	54,106	45,413		32,605	11,044
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.38	1.38	1.38	1.39		1.30	1.30
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.25	1.25	1.26	1.29		1.30	1.30
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.25	1.25	1.26	1.28		1.30	1.29
Net investment income (loss) after expense waiver and brokerage commission recapture(2)(3)%	0.36	0.41	0.09	(0.01)		(0.42)	(0.70)
Portfolio turnover rate %	38	47	43	57		147	35

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is more than ($0.005).

See Accompanying Notes to Financial Statements

ING JPMorgan Value Opportunities Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		May 30
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.63	12.64	11.02
Income (loss) from investment operations:
Net investment income	$0.07 *	0.15 *	0.09 *
Net realized and unrealized gain (loss) on investments	$(2.00)	(0.27)	1.76
Total from investment operations	$(1.93)	(0.12)	1.85
Less distributions from:
Net investment income	$—	0.17	0.09
Net realized gains on investments	$—	0.72	0.14
Total distributions	$—	0.89	0.23
Net asset value, end of period	$9.70	11.63	12.64
Total Return(2)%	(16.60)	(1.62)	16.99

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16	15	9
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.29	1.29	1.30
Net expenses after expense waiver(3)(4)(5)%	1.13	1.13	1.13
Net investment income after expense waiver(3)(4)(5)%	1.41	1.20	0.90
Portfolio turnover rate %	48	84	90

	Class I
	Six Months				May 4,
	Ended	Year Ended			2005(1) to
	June 30,	December 31,			December 31,
	2008	2007	2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.76	12.71	10.76		10.17
Income (loss) from investment operations:
Net investment income	$0.11 *	0.23 *	0.23	*	0.14 *
Net realized and unrealized gain (loss) on investments	$(2.04)	(0.26)	1.95		0.45
Total from investment operations	$(1.93)	(0.03)	2.18		0.59
Less distributions from:
Net investment income	$—	0.20	0.09		—
Net realized gains on investments	$—	0.72	0.14		—
Total distributions	$—	0.92	0.23		—
Net asset value, end of period	$9.83	11.76	12.71		10.76
Total Return(2)%	(16.41)	(0.96)	20.47		5.80

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$283,053	302,744	264,845		109,779
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.54	0.54	0.55		0.53
Net expenses after expense waiver(3)(5)%	0.53	0.53	0.53		0.53
Net investment income after expense waiver(3)(5)%	2.00	1.80	1.97		1.97
Portfolio turnover rate %	48	84	90		48

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMorgan Value Opportunities Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months				April 29,
	Ended	Year Ended			2005(1) to
	June 30,	December 31,			December 31,
	2008	2007	2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.75	12.69	10.74		10.00
Income (loss) from investment operations:
Net investment income	$0.09 *	0.19 *	0.19	*	0.11 *
Net realized and unrealized gain (loss) on investments	$(2.03)	(0.25)	1.94		0.63
Total from investment operations	$(1.94)	(0.06)	2.13		0.74
Less distributions from:
Net investment income	$—	0.16	0.04		—
Net realized gains on investments	$—	0.72	0.14		—
Total distributions	$—	0.88	0.18		—
Net asset value, end of period	$9.81	11.75	12.69		10.74
Total Return(2)%	(16.51)	(1.17)	20.04		7.40

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$36,537	50,933	79,126		169,410
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.79	0.79	0.80		0.78
Net expenses after expense waiver(3)(5)%	0.78	0.78	0.78		0.78
Net investment income after expense waiver(3)(5)%	1.75	1.52	1.71		1.53
Portfolio turnover rate %	48	84	90		48

	Class S2
	Six Months				May 4,
	Ended	Year Ended			2005(1) to
	June 30,	December 31,			December 31,
	2008	2007	2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.67	12.63	10.73		10.17
Income (loss) from investment operations:
Net investment income	$0.09 *	0.17	0.18	*	0.10 *
Net realized and unrealized gain (loss) on investments	$(2.03)	(0.25)	1.93		0.46
Total from investment operations	$(1.94)	(0.08)	2.11		0.56
Less distributions from:
Net investment income	$—	0.16	0.07		—
Net realized gains on investments	$—	0.72	0.14		—
Total distributions	$—	0.88	0.21		—
Net asset value, end of period	$9.73	11.67	12.63		10.73
Total Return(2)%	(16.62)	(1.29)	19.94		5.51

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,008	1,673	1,711		1,175
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.04	1.04	1.05		1.03
Net expenses after expense waiver(3)(4)(5)%	0.93	0.93	0.93		0.93
Net investment income after expense waiver(3)(4)(5)%	1.61	1.39	1.57		1.45
Portfolio turnover rate %	48	84	90		48

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING Julius Baer Foreign Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		April 28,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$18.22	16.81	15.39
Income (loss) from investment operations:
Net investment income (loss)	$0.16 *	0.01	(0.04)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.24)	2.66	1.46
Total from investment operations	$(2.08)	2.67	1.42
Less distributions from:
Net investment income	$—	0.05	—
Net realized gains on investments	$—	1.21	0.00 **
Total distributions	$—	1.26	0.00 **
Net asset value, end of period	$16.14	18.22	16.81
Total Return(2)%	(11.42)	16.04	9.24

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,040	6,491	460
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.62	1.62	1.64
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.47	1.47	1.49
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.47	1.47	1.48
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	1.90	0.08	(0.52)
Portfolio turnover rate %	36	77	62

	Class I
	Six Months						December 3,
	Ended	Year Ended					2004(1) to
	June 30,	December 31,					December 31,
	2008	2007	2006		2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$18.48	16.94	13.07		12.21		11.89
Income (loss) from investment operations:
Net investment income (loss)	$0.20	0.21	0.18	*	0.05	*	(0.00)**
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.27)	2.59	3.69		1.85		0.41
Total from investment operations	$(2.07)	2.80	3.87		1.90		0.41
Less distributions from:
Net investment income	$—	0.05	—		0.02		0.02
Net realized gains on investments	$—	1.21	0.00	**	1.02		0.07
Total distributions	$—	1.26	0.00	**	1.04		0.09
Net asset value, end of period	$16.41	18.48	16.94		13.07		12.21
Total Return(2)%	(11.20)	16.74	29.63		15.60		3.47

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,109,714	1,259,238	864,923		10,787		2,993
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.87	0.87	0.89		0.92		0.96
Net expenses after brokerage commission recapture(3)%	0.87	0.87	0.88		0.92		0.96
Net investment income (loss) after brokerage commission recapture(3)%	2.40	1.30	1.20		0.68		(0.56)
Portfolio turnover rate %	36	77	62		92		104

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.
*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

ING Julius Baer Foreign Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003(1)

Per Share Operating Performance:
Net asset value, beginning of period	$18.39	16.87		13.06		12.22		10.42	8.28
Income (loss) from investment operations:
Net investment income	$0.19	0.19	*	0.13		0.10	*	0.05	0.04
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.27)	2.56		3.68		1.77		1.83	2.52
Total from investment operations	$(2.08)	2.75		3.81		1.87		1.88	2.56
Less distributions from:
Net investment income	$—	0.02		—		0.01		0.01	0.07
Net realized gains on investments	$—	1.21		0.00	**	1.02		0.07	0.35
Total distributions	$—	1.23		0.00	**	1.03		0.08	0.42
Net asset value, end of period	$16.31	18.39		16.87		13.06		12.22	10.42
Total Return(2)%	(11.31)	16.47		29.19		15.35		18.03	31.06

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,013,009	1,083,647		727,745		811,202		379,495	37,205
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.12	1.12		1.14		1.17		1.21	1.25
Net expenses after brokerage commission recapture(3)%	1.12	1.12		1.13		1.17		1.21	1.25
Net investment income after brokerage commission recapture(3)%	2.30	1.05		0.89		0.76		0.39	0.69
Portfolio turnover rate %	36	77		62		92		104	183

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004		2003(1)

Per Share Operating Performance:
Net asset value, beginning of period	$18.32	16.83	13.04		12.22		10.43		8.30
Income (loss) from investment operations:
Net investment income	$0.17 *	0.17	0.13	*	0.08	*	0.05		0.03
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.25)	2.53	3.66		1.76		1.81		2.51
Total from investment operations	$(2.08)	2.70	3.79		1.84		1.86		2.54
Less distributions from:
Net investment income	$—	—	—		0.00	**	0.00	**	0.06
Net realized gains on investments	$—	1.21	0.00	**	1.02		0.07		0.35
Total distributions	$—	1.21	0.00	**	1.02		0.07		0.41
Net asset value, end of period	$16.24	18.32	16.83		13.04		12.22		10.43
Total Return(2)%	(11.35)	16.23	29.08		15.13		17.86		30.79

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$70,018	83,194	73,497		40,914		20,429		2,555
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.37	1.37	1.39		1.42		1.36		1.40
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.27	1.27	1.29		1.32		1.36		1.40
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.27	1.27	1.28		1.32		1.36		1.40
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	2.07	0.96	0.90		0.62		0.22		0.33
Portfolio turnover rate %	36	77	62		92		104		183

(1)	Since September 2, 2003, Julius Baer Investment Management has served as the Portfolio Manager for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING Legg Mason Value Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months			April 11,
	Ended	Year Ended		2005(1) to
	June 30,	December 31,		December 31,
	2008	2007	2006	2005

Per Share Operating Performance
Net asset value, beginning of period	$10.37	11.20	10.59	9.55
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.06)	(0.04)	(0.06)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.86)	(0.63)	0.68	1.12
Total from investment operations	$(2.85)	(0.69)	0.64	1.06
Less distributions from:
Net realized gains on investments	$—	0.14	0.03	0.02
Total distributions	$—	0.14	0.03	0.02
Net asset value, end of period	$7.52	10.37	11.20	10.59
Total Return(2)%	(27.48)	(6.30)	6.12	11.11

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,878	6,190	7,427	2,653
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.49	1.49	1.53	1.54
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.34	1.34	1.38	1.39
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.32	1.33	1.37	1.39
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	0.22	(0.47)	(0.53)	(0.60)
Portfolio turnover rate %	17	28	11	11

	Class I
	Six Months					May 6,
	Ended	Year Ended				2004(1) to
	June 30,	December 31,				December 31,
	2008	2007	2006	2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.54	11.31	10.63	10.03		8.86
Income (loss) from investment operations:
Net investment income	$0.04 *	0.01	0.01	0.01	*	0.00 **
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.92)	(0.64)	0.70	0.61		1.20
Total from investment operations	$(2.88)	(0.63)	0.71	0.62		1.20
Less distributions from:
Net investment income	$—	—	—	—		0.03
Net realized gains on investments	$—	0.14	0.03	0.02		—
Total distributions	$—	0.14	0.03	0.02		0.03
Net asset value, end of period	$7.66	10.54	11.31	10.63		10.03
Total Return(2)%	(27.32)	(5.71)	6.76	6.19		13.52

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$26,137	531,658	373,802	44,965		3,713
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.74	0.74	0.78	0.79		0.81
Net expenses after brokerage commission recapture(3)%	0.72	0.73	0.77	0.79		0.81
Net investment income after brokerage commission recapture(3)%	0.92	0.15	0.10	0.07		0.13
Portfolio turnover rate %	17	28	11	11		95

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING Legg Mason Value Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$10.46	11.26	10.61	10.03		8.82	7.20
Income (loss) from investment operations:
Net investment income (loss)	$0.03	(0.01)	(0.02)	(0.02	)*	(0.01)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.89)	(0.65)	0.70	0.62		1.23	1.60
Total from investment operations	$(2.86)	(0.66)	0.68	0.60		1.22	1.62
Less distributions from:
Net investment income	$—	—	—	—		0.01	0.00	**
Net realized gains on investments	$—	0.14	0.03	0.02		—	—
Total distributions	$—	0.14	0.03	0.02		0.01	0.00	**
Net asset value, end of period	$7.60	10.46	11.26	10.61		10.03	8.82
Total Return(1)%	(27.34)	(6.00)	6.49	5.99		13.87	22.53

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$244,959	384,079	452,029	546,328		324,740	223,701
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	0.99	0.99	1.03	1.04		1.06	1.10
Net expenses after brokerage commission recapture(2)%	0.97	0.98	1.02	1.04		1.06	1.09
Net investment income (loss) after brokerage commission recapture(2)%	0.66	(0.12)	(0.20)	(0.20)		(0.07)	0.32
Portfolio turnover rate %	17	28	11	11		95	38

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$10.40	11.21	10.58	10.02		8.83	7.22
Income (loss) from investment operations:
Net investment income (loss)	$0.02	(0.03)	(0.04)	(0.03	)*	(0.02)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.87)	(0.64)	0.70	0.61		1.23	1.60
Total from investment operations	$(2.85)	(0.67)	0.66	0.58		1.21	1.61
Less distributions from:
Net investment income	$—	—	—	—		0.02	—
Net realized gains on investments	$—	0.14	0.03	0.02		—	—
Total distributions	$—	0.14	0.03	0.02		0.02	—
Net asset value, end of period	$7.55	10.40	11.21	10.58		10.02	8.83
Total Return(1)%	(27.40)	(6.12)	6.32	5.80		13.66	22.30

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16,793	25,455	30,028	27,154		13,927	7,175
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.24	1.24	1.28	1.29		1.21	1.25
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.14	1.14	1.18	1.19		1.21	1.25
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.12	1.13	1.17	1.19		1.21	1.21
Net investment income (loss) after expense waiver and brokerage commission recapture(2)(3)%	0.50	(0.27)	(0.34)	(0.35)		(0.23)	0.16
Portfolio turnover rate %	17	28	11	11		95	38

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING Limited Maturity Bond Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		April 28,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.01	10.66	10.80
Income from investment operations:
Net investment income	$0.22	0.45	0.28	*
Net realized and unrealized gain on investments and futures	$0.00 **	0.10	0.00	**
Total from investment operations	$0.22	0.55	0.28
Less distributions from:
Net investment income	$—	0.20	0.42
Total distributions	$—	0.20	0.42
Net asset value, end of period	$11.23	11.01	10.66
Total Return(2)%	2.00	5.23	2.68

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.02	1.02	1.03
Net expenses after expense waiver(3)(4)%	0.87 †	0.87 †	0.88	†
Net investment income after expense waiver(3)(4)%	3.88 †	4.19 †	3.84	†
Portfolio turnover rate %	186	439	352

	Class I
	Six Months					April 29
	Ended					2005(1) to
	June 30,	Year Ended December 31,				December 31,
	2008	2007		2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.09	10.70		10.70		11.14
Income (loss) from investment operations:
Net investment income	$0.25 *	0.52	*	0.49	*	0.28 *
Net realized and unrealized gain (loss) on investments and futures	$0.02	0.12		(0.07)		(0.12)
Total from investment operations	$0.27	0.64		0.42		0.16
Less distributions from:
Net investment income	$—	0.25		0.42		0.57
Net realized gains on investments	$—	—		—		0.03
Total distributions	$—	0.25		0.42		0.60
Net asset value, end of period	$11.36	11.09		10.70		10.70
Total Return(2)%	2.43	6.09		4.02		1.44

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$196,079	487,841		118,858		3,265
Ratios to average net assets:
Expenses(3)%	0.27 †	0.27	†	0.28	†	0.29
Net investment income(3)%	4.41 †	4.78	†	4.64	†	3.96
Portfolio turnover rate %	186	439		352		219

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING Limited Maturity Bond Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$11.12	10.73		10.72		11.10		11.65		11.44
Income (loss) from investment operations:
Net investment income	$0.24 *	0.50	*	0.46	*	0.37	*	0.65	*	0.43
Net realized and unrealized gain (loss) on investments and futures	$0.01	0.11		(0.06)		(0.19)		(0.49)		(0.10)
Total from investment operations	$0.25	0.61		0.40		0.18		0.16		0.33
Less distributions from:
Net investment income	$—	0.22		0.39		0.53		0.61		0.09
Net realized gains on investments	$—	—		—		0.03		0.10		0.03
Total distributions	$—	0.22		0.39		0.56		0.71		0.12
Net asset value, end of period	$11.37	11.12		10.73		10.72		11.10		11.65
Total Return(1)%	2.25	5.77		3.83		1.63		1.38		2.84

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$235,600	251,309		295,289		300,275		393,161		572,056
Ratios to average net assets:
Expenses(2)%	0.52 †	0.52	†	0.53	†	0.54		0.53		0.53
Net investment income(2)%	4.23 †	4.55	†	4.27	†	3.44		3.35		3.26
Portfolio turnover rate %	186	439		352		219		197		91

	Class S2
	Six Months	Year	April 28,
	Ended	Ended	2006(3) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.08	10.70	10.80
Income from investment operations:
Net investment income	$0.22	0.47	0.30 *
Net realized and unrealized gain on investments and futures	$0.03	0.14	0.02
Total from investment operations	$0.25	0.61	0.32
Less distributions from:
Net investment income	$—	0.23	0.42
Net realized gains on investments	$—	—	—
Total distributions	$—	0.23	0.42
Net asset value, end of period	$11.33	11.08	10.70
Total Return(1)%	2.26	5.74	3.06

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	0.77	0.77	0.78
Net expenses after expense waiver(2)(4)%	0.67 †	0.67 †	0.68 †
Net investment income after expense waiver(2)(4)%	4.00 †	4.42 †	4.16 †
Portfolio turnover rate %	186	439	352

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Commencement of operations.

(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING Liquid Assets Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months						May 7,
	Ended	Year Ended					2004(1) to
	June 30,	December 31,					December 31,
	2008	2007		2006	2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$1.00	1.00		1.00	1.00		1.00
Income (loss) from investment operations:
Net investment income	$0.016	0.051		0.049	0.030		0.009
Net realized and unrealized gain (loss) on investments	$0.000 **	(0.000	)**	—	(0.000	)**	(0.000)**
Total from investment operations	$0.016	0.051		0.049	0.030		0.009
Less distributions from:
Net investment income	$0.016	0.051		0.049	0.030		0.009
Total distributions	$0.016	0.051		0.049	0.030		0.009
Net asset value, end of period	$1.00	1.00		1.00	1.00		1.00
Total Return(2)%	1.60	5.22		4.93	3.04		0.86

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$198,750	184,187		204,662	134,152		125,543
Ratios to average net assets:
Expenses(3)%	0.27	0.28		0.29	0.29		0.29
Net investment income(3)%	3.20	5.10		4.89	3.00		1.43

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006	2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$1.00	1.00		1.00	1.00		1.00		1.00
Income (loss) from investment operations:
Net investment income	$0.015	0.049		0.046	0.028		0.009		0.007
Net realized and unrealized gain (loss) on investments	$0.000 **	0.000	**	—	(0.000	)**	(0.000	)**	(0.000	)**
Total from investment operations	$0.015	0.049		0.046	0.028		0.009		0.007
Less distributions from:
Net investment income	$0.015	0.049		0.046	0.028		0.009		0.007
Total distributions	$0.015	0.049		0.046	0.028		0.009		0.007
Net asset value, end of period	$1.00	1.00		1.00	1.00		1.00		1.00
Total Return(2)%	1.47	4.96		4.67	2.78		0.92		0.75

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,623,882	1,136,300		767,059	676,630		675,387		772,725
Ratios to average net assets:
Expenses(3)%	0.52	0.53		0.54	0.54		0.54		0.53
Net investment income(3)%	2.90	4.85		4.60	2.75		0.91		0.75

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.0005 or more than $(0.0005).

See Accompanying Notes to Financial Statements

ING Liquid Assets Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$1.00	1.00	1.00	1.00		1.00		1.00
Income (loss) from investment operations:
Net investment income	$0.014	0.047	0.045	0.026		0.008		0.006
Net realized and unrealized gain (loss) on investments	$0.000 *	—	—	(0.000	)*	(0.000	)*	(0.000	)*
Total from investment operations	$0.014	0.047	0.045	0.026		0.008		0.006
Less distributions from:
Net investment income	$0.014	0.047	0.045	0.026		0.008		0.006
Total distributions	$0.014	0.047	0.045	0.026		0.008		0.006
Net asset value, end of period	$1.00	1.00	1.00	1.00		1.00		1.00
Total Return(1)%	1.40	4.80	4.51	2.63		0.77		0.60

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$106,360	55,304	20,509	12,828		10,124		5,235
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	0.77	0.78	0.79	0.79		0.69		0.68
Net expenses after expense waiver(2)(3)%	0.67	0.68	0.69	0.69		0.69		0.68
Net investment income after expense waiver(2)(3)%	2.68	4.70	4.48	2.61		0.84		0.55

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the

Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Amount is less than $0.0005 or more than $(0.0005).

See Accompanying Notes to Financial Statements

ING Marsico Growth Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months						August 1,
	Ended						2003(1) to
	June 30,	Year Ended December 31,					December 31,
	2008	2007	2006	2005		2004	2003

Per Share Operating Performance
Net asset value, beginning of period	$18.68	16.42	15.70	14.47		12.90	12.92
Income (loss) from investment operations:
Net investment income (loss)	$0.01 *	0.06	(0.04)	(0.06	)*	(0.02)	(0.00)**
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.56)	2.20	0.76	1.29		1.59	(0.02)
Total from investment operations	$(2.55)	2.26	0.72	1.23		1.57	(0.02)
Net asset value, end of period	$16.13	18.68	16.42	15.70		14.47	12.90
Total Return(2)%	(13.65)	13.76	4.59	8.50		12.17	(0.15)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,896	14,649	11,394	6,456		1,784	35
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.52	1.52	1.52	1.51		1.38	0.99
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.37	1.37	1.37	1.36		1.38	0.99
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.37	1.37	1.36	1.34		1.35	0.97
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	0.12	0.34	(0.34)	(0.41)		(0.28)	(0.93)
Portfolio turnover rate %	35	51	64	72		72	82

	Class I
	Six Months								May 1,
	Ended								2003(1) to
	June 30,	Year Ended December 31,							December 31,
	2008	2007		2006		2005		2004	2004

Per Share Operating Performance:
Net asset value, beginning of period	$19.14	16.73		15.90		14.57		12.91	10.27
Income (loss) from investment operations:
Net investment income	$0.07 *	0.17	*	0.05	*	0.03	*	0.04	0.00 **
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.64)	2.24		0.78		1.30		1.62	2.64
Total from investment operations	$(2.57)	2.41		0.83		1.33		1.66	2.64
Less distributions from:
Net investment income	$—	0.00	**	—		—		—	—
Total distributions	$—	0.00	**	—		—		—	—
Net asset value, end of period	$16.57	19.14		16.73		15.90		14.57	12.91
Total Return(2)%	(13.43)	14.43		5.22		9.13		12.86	25.71

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$361,993	145,442		75,920		10,944		3,285	1,926
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.77	0.77		0.77		0.76		0.78	0.79
Net expenses after brokerage commission recapture(3)%	0.77	0.77		0.76		0.74		0.75	0.77
Net investment income after brokerage commission recapture(3)%	0.77	0.96		0.30		0.18		0.30	0.01
Portfolio turnover rate %	35	51		64		72		72	82

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

ING Marsico Growth Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$18.93	16.58	15.80		14.51		12.90	9.72
Income (loss) from investment operations:
Net investment income (loss)	$0.04 *	0.12	(0.00	)**	0.00	**	0.01	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.60)	2.23	0.78		1.29		1.60	3.20
Total from investment operations	$(2.56)	2.35	0.78		1.29		1.61	3.18
Net asset value, end of period	$16.37	18.93	16.58		15.80		14.51	12.90
Total Return(1)%	(13.52)	14.17	4.94		8.89		12.48	32.72

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$691,764	833,885	801,219		886,962		882,416	845,269
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	1.02	1.02	1.02		1.01		1.03	1.04
Net expenses after brokerage commission recapture(2)%	1.02	1.02	1.01		0.99		1.00	1.02
Net investment income (loss) after brokerage commission recapture(2)%	0.48	0.64	(0.00	)**	(0.02)		0.04	(0.17)
Portfolio turnover rate %	35	51	64		72		72	82

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$18.79	16.48	15.73	14.47		12.88	9.71
Income (loss) from investment operations:
Net investment income (loss)	$0.03 *	0.09	(0.02)	(0.03	)*	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.59)	2.22	0.77	1.29		1.60	3.21
Total from investment operations	$(2.56)	2.31	0.75	1.26		1.59	3.17
Net asset value, end of period	$16.23	18.79	16.48	15.73		14.47	12.88
Total Return(1)%	(13.62)	14.02	4.77	8.71		12.34	32.65

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$21,523	26,473	24,805	22,551		15,096	8,268
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.27	1.27	1.27	1.26		1.18	1.19
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.17	1.17	1.17	1.16		1.15	1.17
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.17	1.17	1.16	1.14		1.15	1.17
Net investment income (loss) after expense waiver and brokerage commission recapture(2)(3)%	0.33	0.49	(0.15)	(0.19)		(0.10)	(0.39)
Portfolio turnover rate %	35	51	64	72		72	82

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005 or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

ING Marsico International Opportunities Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		January 20,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$16.99	15.22	12.77
Income (loss) from investment operations:
Net investment income	$0.09 *	0.14 *	0.04
Net realized and unrealized gain (loss) on investments and foreign related transactions	$(2.24)	2.81	2.46
Total from investment operations	$(2.15)	2.95	2.50
Less distributions from:
Net investment income	$—	0.11	0.01
Net realized gains on investments	$—	1.07	0.04
Total distributions	$—	1.18	0.05
Net asset value, end of period	$14.84	16.99	15.22
Total Return(2)%	(12.65)	20.19	19.63

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$9,293	15,698	17,507
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.45	1.47	1.48
Net expenses after expense waiver(3)(4)(5)%	1.28	1.28	1.28
Net investment income after expense waiver(3)(4)(5)%	1.21	0.88	0.34
Portfolio turnover rate %	45	111	103

	Class I
	Six Months					April 29,
	Ended	Year Ended				2005(1) to
	June 30,	December 31,				December 31,
	2008	2007		2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$17.11	15.32		12.38		10.00
Income (loss) from investment operations:
Net investment income	$0.18 *	0.23	*	0.12	*	0.04 *
Net realized and unrealized gain (loss) on investments and foreign related transactions	$(2.30)	2.84		2.87		2.52
Total from investment operations	$(2.12)	3.07		2.99		2.56
Less distributions from:
Net investment income	$—	0.21		0.01		0.02
Net realized gains on investments	$—	1.07		0.04		0.16
Total distributions	$—	1.28		0.05		0.18
Net asset value, end of period	$14.99	17.11		15.32		12.38
Total Return(2)%	(12.39)	20.88		24.21		25.62

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$305,525	204,729		137,712		44,459
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.70	0.72		0.73		0.78
Net expenses after expense waiver(3)(4)%	0.68	0.68		0.68		0.68
Net investment income after expense waiver(3)(4)%	2.32	1.42		0.90		0.58
Portfolio turnover rate %	45	111		103		73

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING Marsico International Opportunities Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months					May 2,
	Ended	Year Ended				2005(1) to
	June 30,	December 31,				December 31,
	2008	2007		2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$17.05	15.28		12.36		10.00
Income (loss) from investment operations:
Net investment income	$0.14 *	0.18	*	0.08		0.02 *
Net realized and unrealized gain (loss) on investments and foreign related transactions	$(2.28)	2.84		2.88		2.51
Total from investment operations	$(2.14)	3.02		2.96		2.53
Less distributions from:
Net investment income	$—	0.18		0.00	**	0.01
Net realized gains on investments	$—	1.07		0.04		0.16
Total distributions	$—	1.25		0.04		0.17
Net asset value, end of period	$14.91	17.05		15.28		12.36
Total Return(2)%	(12.55)	20.58		24.02		25.35

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$348,883	362,903		222,639		150,499
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.95	0.97		0.98		1.02
Net expenses after expense waiver(3)(4)%	0.93	0.93		0.93		0.93
Net investment income after expense waiver(3)(4)%	1.76	1.10		0.64		0.22
Portfolio turnover rate %	45	111		103		73

	Class S2
	Six Months		December 29,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$16.95	15.28	15.28
Income (loss) from investment operations:
Net investment income (loss)	$0.11	0.15	(0.00)**
Net realized and unrealized gain (loss) on investments and foreign related transactions	$(2.27)	2.80	—
Total from investment operations	$(2.16)	2.95	(0.00)**
Less distributions from:
Net investment income	$—	0.21	—
Net realized gains on investments	$—	1.07	—
Total distributions	$—	1.28	—
Net asset value, end of period	$14.79	16.95	15.28
Total Return(2)%	(12.74)	20.13	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.20	1.22	1.23
Net expenses after expense waiver(3)(4)(5)%	1.08	1.08	1.08
Net investment income (loss) after expense waiver(3)(4)(5)%	1.45	0.97	(1.08)
Portfolio turnover rate %	45	111	103

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

ING MFS Total Return Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months								August 1,
	Ended								2003(1) to
	June 30,	Year Ended December 31,							December 31,
	2008	2007	2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$17.99	18.78	18.05		18.67		17.19		16.82
Income (loss) from investment operations:
Net investment income	$0.20 *	0.40	0.40	*	0.36	*	0.39	*	0.01
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.44)	0.31	1.57		0.09		1.47		0.45
Total from investment operations	$(1.24)	0.71	1.97		0.45		1.86		0.46
Less distributions from:
Net investment income	$—	0.48	0.40		0.41		0.38		0.09
Net realized gains on investments	$—	1.02	0.84		0.66		—		—
Total distributions	$—	1.50	1.24		1.07		0.38		0.09
Net asset value, end of period	$16.75	17.99	18.78		18.05		18.67		17.19
Total Return(2)%	(6.89)	3.61	11.55		2.53		10.83		2.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,646	6,428	6,428		5,839		3,159		1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.40	1.39	1.39		1.40		1.24		1.05
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.25	1.24	1.24		1.25		1.23		1.04
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.23	1.23	1.23		1.25		1.23		1.04
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	2.27	2.12	2.28		1.98		2.08		1.85
Portfolio turnover rate %	26	60	44		51		66		57

	Class I
	Six Months								May 1,
	Ended								2003(1) to
	June 30,	Year Ended December 31,							December 31,
	2008	2007	2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$18.26	19.03	18.26		18.81		17.22		15.19
Income (loss) from investment operations:
Net investment income	$0.26 *	0.51	0.53	*	0.49	*	0.47	*	0.58
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.47)	0.34	1.57		0.08		1.50		1.55
Total from investment operations	$(1.21)	0.85	2.10		0.57		1.97		2.13
Less distributions from:
Net investment income	$—	0.60	0.49		0.46		0.38		0.10
Net realized gains on investments	$—	1.02	0.84		0.66		—		—
Total distributions	$—	1.62	1.33		1.12		0.38		0.10
Net asset value, end of period	$17.05	18.26	19.03		18.26		18.81		17.22
Total Return(2)%	(6.63)	4.27	12.22		3.14		11.45		14.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$165,221	200,345	151,940		172,607		5,119		2,303
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.65	0.64	0.64		0.65		0.64		0.65
Net expenses after brokerage commission recapture(3)%	0.63	0.63	0.63		0.65		0.63		0.64
Net investment income after brokerage commission recapture(3)%	2.97	2.75	2.86		2.71		2.69		2.61
Portfolio turnover rate %	26	60	44		51		66		57

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING MFS Total Return Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$18.23	19.00		18.23		18.78		17.21		14.81
Income (loss) from investment operations:
Net investment income	$0.24 *	0.47	*	0.48	*	0.43	*	0.41	*	0.37	*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.47)	0.33		1.57		0.10		1.50		2.11
Total from investment operations	$(1.23)	0.80		2.05		0.53		1.91		2.48
Less distributions from:
Net investment income	$—	0.55		0.44		0.42		0.34		0.08
Net realized gains on investments	$—	1.02		0.84		0.66		—		—
Total distributions	$—	1.57		1.28		1.08		0.34		0.08
Net asset value, end of period	$17.00	18.23		19.00		18.23		18.78		17.21
Total Return(1)%	(6.75)	4.01		11.93		2.90		11.12		16.75

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,095,948	1,265,296		1,400,960		1,465,066		1,483,814		1,326,168
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	0.90	0.89		0.89		0.89		0.89		0.90
Net expenses after brokerage commission recapture(2)%	0.88	0.88		0.88		0.89		0.88		0.89
Net investment income after brokerage commission recapture(2)%	2.72	2.47		2.62		2.32		2.42		2.41
Portfolio turnover rate %	26	60		44		51		66		57

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$18.08	18.87	18.12	18.71		17.18		14.82
Income (loss) from investment operations:
Net investment income	$0.22 *	0.45	0.45	0.40	*	0.39	*	0.36	*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.45)	0.31	1.56	0.08		1.50		2.07
Total from investment operations	$(1.23)	0.76	2.01	0.48		1.89		2.43
Less distributions from:
Net investment income	$—	0.53	0.42	0.41		0.36		0.07
Net realized gains on investments	$—	1.02	0.84	0.66		—		—
Total distributions	$—	1.55	1.26	1.07		0.36		0.07
Net asset value, end of period	$16.85	18.08	18.87	18.12		18.71		17.18
Total Return(1)%	(6.80)	3.82	11.79	2.68		11.02		16.40

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$44,251	51,016	54,492	49,367		36,969		18,035
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.15	1.14	1.14	1.14		1.04		1.05
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.05	1.04	1.04	1.04		1.04		1.05
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.03	1.03	1.03	1.04		1.03		1.04
Net investment income after expense waiver and brokerage commission recapture(2)(3)%	2.57	2.32	2.48	2.18		2.30		2.27
Portfolio turnover rate %	26	60	44	51		66		57

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING MFS Utilities Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		July 18,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$17.74	14.54	11.95
Income (loss) from investment operations:
Net investment income	$0.16 *	0.29 *	0.05
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.52)	3.59	2.54
Total from investment operations	$(0.36)	3.88	2.59
Less distributions from:
Net investment income	$—	0.14	—
Net realized gains on investments	$—	0.54	—
Total distributions	$—	0.68	—
Net asset value, end of period	$17.38	17.74	14.54
Total Return(2)%	(2.03)	26.97	21.67

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,273	987	86
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.52	1.52	1.54
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)(5)%	1.37	1.37	1.39
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	1.35	1.34	1.37
Net investment income after expense waiver and brokerage commission recapture(3)(4)(5)%	1.86	1.73	1.23
Portfolio turnover rate %	27	81	93

	Class I
	Six Months			April 29,
	Ended	Year Ended		2005(1) to
	June 30,	December 31,		December 31,
	2008	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$17.92	14.60	11.22	10.00
Income (loss) from investment operations:
Net investment income	$0.21	0.37	0.28	0.13 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.52)	3.63	3.18	1.41
Total from investment operations	$(0.31)	4.00	3.46	1.54
Less distributions from:
Net investment income	$—	0.14	0.02	0.09
Net realized gains on investments	$—	0.54	0.06	0.23
Total distributions	$—	0.68	0.08	0.32
Net asset value, end of period	$17.61	17.92	14.60	11.22
Total Return(2)%	(1.73)	27.72	31.04	15.35

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$8,705	9,192	7,489	5,599
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.77	0.77	0.79	0.82
Net expenses after expense waiver and prior to brokerage commission recapture(3)(5)%	0.77	0.77	0.79	0.80
Net expenses after expense waiver and brokerage commission recapture(3)(5)%	0.75	0.74	0.77	0.80
Net investment income after expense waiver and brokerage commission recapture(3)(5)%	2.41	2.24	2.34	1.73
Portfolio turnover rate %	27	81	93	152

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING MFS Utilities Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months					May 2,
	Ended	Year Ended				2005(1) to
	June 30,	December 31,				December 31,
	2008	2007		2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$17.84	14.56		11.20		10.07
Income (loss) from investment operations:
Net investment income	$0.19 *	0.33	*	0.26	*	0.10 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.52)	3.61		3.17		1.34
Total from investment operations	$(0.33)	3.94		3.43		1.44
Less distributions from:
Net investment income	$—	0.12		0.01		0.08
Net realized gains on investments	$—	0.54		0.06		0.23
Total distributions	$—	0.66		0.07		0.31
Net asset value, end of period	$17.51	17.84		14.56		11.20
Total Return(2)%	(1.85)	27.38		30.81		14.25

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$668,456	587,399		306,300		168,701
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.02	1.02		1.04		1.07
Net expenses after expense waiver and prior to brokerage commission recapture(3)(5)%	1.02	1.02		1.04		1.05
Net expenses after expense waiver and brokerage commission recapture(3)(5)%	1.00	0.99		1.02		1.05
Net investment income after expense waiver and brokerage commission recapture(3)(5)%	2.19	1.99		2.07		1.31
Portfolio turnover rate %	27	81		93		152

	Class S2
	Six Months		December 29,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$17.83	14.54	14.54
Income (loss) from investment operations:
Net investment income (loss)	$0.16	0.30	(0.00)**
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.52)	3.67	—
Total from investment operations	$(0.36)	3.97	(0.00)**
Less distributions from:
Net investment income	$—	0.14	—
Net realized gains on investments	$—	0.54	—
Total distributions	$—	0.68	—
Net asset value, end of period	$17.47	17.83	14.54
Total Return(2)%	(2.02)	27.61	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.27	1.27	1.29
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)(5)%	1.17	1.17	1.19
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	1.15	1.14	1.17
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)(5)%	1.90	1.88	(1.17)
Portfolio turnover rate %	27	81	93

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING Oppenheimer Main Street Portfolio® (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		April 28,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$20.22	19.63	18.45
Income (loss) from investment operations:
Net investment income	$0.06	0.13	0.06
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.08)	0.63	1.36
Total from investment operations	$(2.02)	0.76	1.42
Less distributions from:
Net investment income	$—	0.17	0.24
Total distributions	$—	0.17	0.24
Net asset value, end of period	$18.20	20.22	19.63
Total Return(2)%	(9.99)	3.84	7.85

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.40	1.39	1.39
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.25	1.24	1.24
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.25	1.24	1.24
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	0.60	0.68	0.67
Portfolio turnover rate %	77	103	90

	Class I
	Six Months								May 1,
	Ended	Year Ended							2003(1) to
	June 30,	December 31,							December 31,
	2008	2007		2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$20.48	19.83		17.44		16.65		14.87	12.45
Income (loss) from investment operations:
Net investment income	$0.12 *	0.27	*	0.22	*	0.21	*	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.10)	0.64		2.41		0.78		1.77	2.30
Total from investment operations	$(1.98)	0.91		2.63		0.99		1.95	2.47
Less distributions from:
Net investment income	$—	0.26		0.24		0.20		0.17	0.05
Total distributions	$—	0.26		0.24		0.20		0.17	0.05
Net asset value, end of period	$18.50	20.48		19.83		17.44		16.65	14.87
Total Return(2)%	(9.67)	4.53		15.25		6.02		13.15	19.83

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,676	5,857		5,629		2,530		136	103
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.65	0.64		0.64		0.64		0.64	0.65
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.65	0.64		0.64		0.64		0.63	0.59
Net expenses after expense waiver and brokerage commission recapture(3)%	0.65	0.64		0.64		0.64		0.61	0.59
Net investment income after expense waiver and brokerage commission recapture(3)%	1.25	1.29		1.22		1.26		1.17	1.04
Portfolio turnover rate %	77	103		90		80		175	130

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING Oppenheimer Main Street Portfolio® (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$20.48	19.83		17.44	16.65	14.87	11.96
Income (loss) from investment operations:
Net investment income	$0.09 *	0.21	*	0.17*	0.17*	0.16	0.11
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.09)	0.64		2.41	0.78	1.75	2.83
Total from investment operations	$(2.00)	0.85		2.58	0.95	1.91	2.94
Less distributions from:
Net investment income	$—	0.20		0.19	0.16	0.13	0.03
Total distributions	$—	0.20		0.19	0.16	0.13	0.03
Net asset value, end of period	$18.48	20.48		19.83	17.44	16.65	14.87
Total Return(1)%	(9.77)	4.27		14.93	5.73	12.88	24.57

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$388,214	474,329		542,958	559,041	624,376	644,823
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	0.90	0.89		0.89	0.89	0.89	0.90
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	0.90	0.89		0.89	0.89	0.88	0.84
Net expenses after expense waiver and brokerage commission recapture(2)%	0.90	0.89		0.89	0.89	0.86	0.84
Net investment income after expense waiver and brokerage commission recapture(2)%	0.99	1.03		0.93	1.01	0.87	0.86
Portfolio turnover rate %	77	103		90	80	175	130

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$20.37	19.74		17.38		16.62		14.88	11.98
Income (loss) from investment operations:
Net investment income	$0.08 *	0.18	*	0.14	*	0.14	*	0.10	0.08
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(2.08)	0.63		2.41		0.78		1.79	2.84
Total from investment operations	$(2.00)	0.81		2.55		0.92		1.89	2.92
Less distributions from:
Net investment income	$—	0.18		0.19		0.16		0.15	0.02
Total distributions	$—	0.18		0.19		0.16		0.15	0.02
Net asset value, end of period	$18.37	20.37		19.74		17.38		16.62	14.88
Total Return(1)%	(9.82)	4.09		14.79		5.57		12.70	24.37

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,132	4,862		5,159		4,351		2,847	1,950
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.15	1.14		1.14		1.14		1.04	1.05
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.05	1.04		1.04		1.04		1.03	0.99
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.05	1.04		1.04		1.04		1.01	0.99
Net investment income after expense waiver and brokerage commission recapture(2)(3)%	0.84	0.88		0.79		0.86		0.81	0.72
Portfolio turnover rate %	77	103		90		80		175	130

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.

(2)	Annualized for periods less than one year.

(3)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIMCO Core Bond Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		April 28,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.29	10.82	10.63
Income (loss) from investment operations:
Net investment income	$0.24 *	0.44	0.28 *
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options, swaps, and sales commitments	$(0.01)	0.43	0.22
Total from investment operations	$0.23	0.87	0.50
Less distributions from:
Net investment income	$—	0.40	0.31
Total distributions	$—	0.40	0.31
Net asset value, end of period	$11.52	11.29	10.82
Total Return(2)%	2.04	8.32	4.84

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.31	1.32	1.33
Net expenses after expense waiver(3)(4)%	1.16	1.17	1.18
Net investment income after expense waiver(3)(4)%	4.10	4.08	3.53
Portfolio turnover rate %	287	803	750

	Class I
	Six Months		April 28,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.45	10.88	10.67
Income (loss) from investment operations:
Net investment income	$0.28 *	0.49	0.30 *
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options, swaps, and sales commitments	$(0.01)	0.48	0.22
Total from investment operations	$0.27	0.97	0.52
Less distributions from:
Net investment income	$—	0.40	0.31
Total distributions	$—	0.40	0.31
Net asset value, end of period	$11.72	11.45	10.88
Total Return(2)%	2.36	9.22	5.01

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,047,651	932,677	795,704
Ratios to average net assets:
Expenses(3)%	0.56	0.57	0.58
Net investment income(3)%	4.73	4.63	4.17
Portfolio turnover rate %	287	803	750

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIMCO Core Bond Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$11.47	10.89		10.71		10.92		10.72		10.39
Income (loss) from investment operations:
Net investment income	$0.26 *	0.48	*	0.41	*	0.35	*	0.35	*	0.41
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options, swaps, and sales commitments	$(0.00)**	0.47		0.04		(0.08)		0.16		0.10
Total from investment operations	$0.26	0.95		0.45		0.27		0.51		0.51
Less distributions from:
Net investment income	$—	0.37		0.27		0.38		0.29		0.05
Net realized gains on investments	$—	—		—		0.10		0.02		0.13
Total distributions	$—	0.37		0.27		0.48		0.31		0.18
Net asset value, end of period	$11.73	11.47		10.89		10.71		10.92		10.72
Total Return(1)%	2.27	8.99		4.32		2.46		4.78		4.84

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,801,193	979,690		643,131		1,059,548		744,258		525,001
Ratios to average net assets:
Expenses(2)%	0.81	0.82		0.85		0.84		0.86		0.87
Net investment income(2)%	4.51	4.39		3.84		3.23		3.21		3.55
Portfolio turnover rate %	287	803		750		760		279		402

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$11.41	10.85		10.68		10.90		10.71		10.40
Income (loss) from investment operations:
Net investment income	$0.25 *	0.46	*	0.40	*	0.33	*	0.33	*	0.42	*
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options, swaps, and sales commitments	$(0.00)**	0.46		0.04		(0.08)		0.18		0.06
Total from investment operations	$0.25	0.92		0.44		0.25		0.51		0.48
Less distributions from:
Net investment income	$—	0.36		0.27		0.37		0.30		0.04
Net realized gains on investments	$—	—		—		0.10		0.02		0.13
Total distributions	$—	0.36		0.27		0.47		0.32		0.17
Net asset value, end of period	$11.66	11.41		10.85		10.68		10.90		10.71
Total Return(1)%	2.19	8.77		4.26		2.28		4.73		4.56

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$56,796	47,666		41,980		35,739		27,604		16,428
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	1.06	1.07		1.10		1.09		1.01		1.01
Net expenses after expense waiver(2)(3)%	0.96	0.97		1.00		0.99		1.01		1.01
Net investment income after expense waiver(2)(3)%	4.32	4.23		3.72		3.07		3.05		3.40
Portfolio turnover rate %	287	803		750		760		279		402

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING PIMCO High Yield Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		May 22,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$9.88	10.32	10.14
Income (loss) from investment operations:
Net investment income	$0.32	0.66	0.39
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, options, swaps, and sales commitments	$(0.52)	(0.41)	0.19
Total from investment operations	$(0.20)	0.25	0.58
Less distributions from:
Net investment income	$0.35	0.64	0.31
Net realized gains on investments	$—	0.05	0.09
Total distributions	$0.35	0.69	0.40
Net asset value, end of period	$9.33	9.88	10.32
Total Return(2)%	(2.13)	2.46	5.83

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$310	315	3
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.24	1.25	1.25
Net expenses after expense waiver(3)(4)%	1.09	1.10	1.10
Net investment income after expense waiver(3)(4)%	6.74	6.49	6.47
Portfolio turnover rate %	272	153	72

	Class I
	Six Months				April 29,
	Ended	Year Ended			2005(1) to
	June 30,	December 31,			December 31,
	2008	2007	2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$9.88	10.31	10.20		10.07
Income (loss) from investment operations:
Net investment income	$0.35 *	0.71	0.72	*	0.48 *
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, options, swaps, and sales commitments	$(0.53)	(0.39)	0.18		0.16
Total from investment operations	$(0.18)	0.32	0.90		0.64
Less distributions from:
Net investment income	$0.37	0.70	0.70		0.49
Net realized gains on investments	$—	0.05	0.09		0.02
Total distributions	$0.37	0.75	0.79		0.51
Net asset value, end of period	$9.33	9.88	10.31		10.20
Total Return(2)%	(1.84)	3.12	9.22		6.48

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$211,748	45,773	162,093		841
Ratios to average net assets:
Expenses(3)%	0.49	0.50	0.50		0.50
Net investment income(3)%	7.41	6.93	7.11		7.10
Portfolio turnover rate %	272	153	72		102

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIMCO High Yield Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months						May 3,
	Ended	Year Ended					2004(1) to
	June 30,	December 31,					December 31,
	2008	2007		2006	2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$9.89	10.32		10.21	10.50		10.00
Income (loss) from investment operations:
Net investment income	$0.34	0.69	*	0.70	0.67	*	0.42
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, options, swaps, and sales commitments	$(0.53)	(0.40)		0.17	(0.24)		0.48
Total from investment operations	$(0.19)	0.29		0.87	0.43		0.90
Less distributions from:
Net investment income	$0.36	0.67		0.67	0.70		0.40
Net realized gains on investments	$—	0.05		0.09	0.02		—
Total distributions	$0.36	0.72		0.76	0.72		0.40
Net asset value, end of period	$9.34	9.89		10.32	10.21		10.50
Total Return(2)%	(1.96)	2.86		8.95	4.33		9.24

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$544,435	614,158		689,288	721,985		697,885
Ratios to average net assets:
Expenses(3)%	0.74	0.75		0.75	0.75		0.74
Net investment income(3)%	7.08	6.76		6.85	6.53		6.19
Portfolio turnover rate %	272	153		72	102		50

	Class S2
	Six Months		December 29,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$9.90	10.32	10.32
Income (loss) from investment operations:
Net investment income (loss)	$0.33 *	0.67	(0.00)**
Net realized and unrealized loss on investments, foreign currency related transactions, options, swaps, and sales commitments	$(0.52)	(0.38)	—
Total from investment operations	$(0.19)	0.29	(0.00)**
Less distributions from:
Net investment income	$0.36	0.66	—
Net realized gains on investments	$—	0.05	—
Total distributions	$0.36	0.71	—
Net asset value, end of period	$9.35	9.90	10.32
Total Return(2)%	(2.00)	2.84	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.99	1.00	1.00
Net expenses after expense waiver(3)(4)%	0.89	0.90	0.90
Net investment income (loss) after expense waiver(3)(4)%	6.96	6.57	(0.90)
Portfolio turnover rate %	272	153	72

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING Pioneer Equity Income Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

		Class ADV		Class I		Class S
		Six Months	May 11,	Six Months	May 11,	Six Months	May 11,
		Ended	2007(1) to	Ended	2007(1) to	Ended	2007(1) to
		June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
		2008	2007	2008	2007	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$	9.18	10.00	9.18	10.00	9.18	10.00
Income (loss) from investment operations:
Net investment income	$	0.10	0.15	0.12	0.19 *	0.10	0.17 *
Net realized and unrealized loss on investments	$	(0.80)	(0.89)	(0.78)	(0.88)	(0.78)	(0.89)
Total from investment operations	$	(0.70)	(0.74)	(0.66)	(0.69)	(0.68)	(0.72)
Less distributions from:
Net investment income	$	—	0.08	—	0.13	—	0.10
Total distributions	$	—	0.08	—	0.13	—	0.10
Net asset value, end of period	$	8.48	9.18	8.52	9.18	8.50	9.18
Total Return(2)%		(7.63)	(7.39)	(7.19)	(6.94)	(7.41)	(7.17)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$	1	1	151,098	165,905	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%		1.57	1.53	0.82	0.78	1.07	1.03
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)(5)%		1.29	1.29	0.69	0.69	0.94	0.94
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%		1.29	1.28	0.69	0.68	0.94	0.93
Net investment income after expense waiver and brokerage commission recapture(3)(4)(5)%		2.19	2.35	2.78	3.16	2.39	2.73
Portfolio turnover rate	%	14	20	14	20	14	20

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods of less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING Pioneer Fund Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		December 29,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.02	12.89	12.89
Income (loss) from investment operations:
Net investment income (loss)	$0.06	0.08 *	(0.00)**
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.38)	0.52	—
Total from investment operations	$(1.32)	0.60	(0.00)**
Less distributions from:
Net investment income	$—	0.16	—
Net realized gains on investments	$—	0.31	—
Total distributions	$—	0.47	—
Net asset value, end of period	$11.70	13.02	12.89
Total Return(2)%	(10.14)	4.51	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.48	1.49	1.51
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.29	1.29	1.31
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.28	1.29	1.31
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	0.98	0.61	(1.31)
Portfolio turnover rate %	6	24	19

	Class I
	Six Months			April 29,
	Ended	Year Ended		2005(1) to
	June 30,	December 31,		December 31,
	2008	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$13.16	12.92	11.04	10.06
Income (loss) from investment operations:
Net investment income	$0.11 *	0.16	0.16	0.11 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.40)	0.55	1.72	0.92
Total from investment operations	$(1.29)	0.71	1.88	1.03
Less distributions from:
Net investment income	$—	0.16	—	0.05
Net realized gains on investments	$—	0.31	—	0.00 **
Total distributions	$—	0.47	—	0.05
Net asset value, end of period	$11.87	13.16	12.92	11.04
Total Return(2)%	(9.80)	5.36	17.03	10.25 †

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$33,578	41,028	31,524	28,289
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.73	0.74	0.76	0.75
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.69	0.69	0.71	0.71
Net expenses after expense waiver and brokerage commission recapture(3)%	0.68	0.69	0.71	0.71
Net investment income after expense waiver and brokerage commission recapture(3)%	1.71	1.24	1.33	1.49
Portfolio turnover rate %	6	24	19	39

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005 or more than $(0.005).

†	In 2005, the Investment Manager fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio’s investment guidelines. The impact on total return was 0.02% on Class I, and excluding this item, total return would have been 10.23%.

See Accompanying Notes to Financial Statements

ING Pioneer Fund Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months			May 3,
	Ended	Year Ended		2005(1) to
	June 30,	December 31,		December 31,
	2008	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$13.12	12.89	11.04	10.17
Income (loss) from investment operations:
Net investment income	$0.09 *	0.14	0.12	0.09 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.39)	0.53	1.73	0.82
Total from investment operations	$(1.30)	0.67	1.85	0.91
Less distributions from:
Net investment income	$—	0.13	—	0.04
Net realized gains on investments	$—	0.31	—	0.00 **
Total distributions	$—	0.44	—	0.04
Net asset value, end of period	$11.82	13.12	12.89	11.04
Total Return(2)%	(9.91)	5.07	16.76	8.99 †

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$75,891	94,535	98,788	82,505
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.98	0.99	1.01	1.00
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.94	0.94	0.96	0.96
Net expenses after expense waiver and brokerage commission recapture(3)%	0.93	0.94	0.96	0.96
Net investment income after expense waiver and brokerage commission recapture(3)%	1.46	0.98	1.08	1.27
Portfolio turnover rate %	6	24	19	39

	Class S2
	Six Months		December 29,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.04	12.89	12.89
Income (loss) from investment operations:
Net investment income (loss)	$0.08	0.12 *	(0.00)**
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.40)	0.50	—
Total from investment operations	$(1.32)	0.62	(0.00)**
Less distributions from:
Net investment income	$—	0.16	—
Net realized gains on investments	$—	0.31	—
Total distributions	$—	0.47	—
Net asset value, end of period	$11.72	13.04	12.89
Total Return(2)%	(10.12)	4.66	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.23	1.24	1.26
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.09	1.09	1.11
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.08	1.09	1.11
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	1.36	0.90	(1.11)
Portfolio turnover rate %	6	24	19

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005 or more than $(0.005).

†	In 2005, the Investment Manager fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio’s investment guidelines. The impact on total return was 0.02% on Class S, and excluding this item, total return would have been 8.97%.

See Accompanying Notes to Financial Statements

ING Pioneer Mid Cap Value Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		December 29,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.22	12.30	12.30
Income (loss) from investment operations:
Net investment income (loss)	$0.02	0.03 *	(0.00)**
Net realized and unrealized gain (loss) on investments	$(0.94)	0.64	—
Total from investment operations	$(0.92)	0.67	(0.00)**
Less distributions from:
Net investment income	$—	0.10	—
Net realized gains on investments	$—	0.65	—
Total distributions	$—	0.75	—
Net asset value, end of period	$11.30	12.22	12.30
Total Return(2)%	(7.53)	4.91	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.39	1.39	1.39
Net expense after expense waiver and prior to brokerage commission recapture(3)(4)(5)%	1.24	1.24	1.24
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	1.23	1.24	1.24
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)(5)%	0.39	0.26	(1.24)
Portfolio turnover rate %	33	65	109

	Class I
	Six Months				May 2,
	Ended	Year Ended			2005(1) to
	June 30,	December 31,			December 31,
	2008	2007		2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$12.37	12.35		11.02	10.07
Income (loss) from investment operations:
Net investment income	$0.06 *	0.14	*	0.12	0.03
Net realized and unrealized gain (loss) on investments	$(0.94)	0.63		1.27	0.92
Total from investment operations	$(0.88)	0.77		1.39	0.95
Less distributions from:
Net investment income	$—	0.10		0.03	—
Net realized gains on investments	$—	0.65		0.03	—
Total distributions	$—	0.75		0.06	—
Net asset value, end of period	$11.49	12.37		12.35	11.02
Total Return(2)%	(7.11)	5.72		12.70	9.43

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$415,252	356,457		135,708	22,281
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.64	0.64		0.64	0.66
Net expense after expense waiver and prior to brokerage commission recapture(3)(5)%	0.64	0.64		0.64	0.66
Net expenses after expense waiver and brokerage commission recapture(3)(5)%	0.63	0.64		0.64	0.66
Net investment income after expense waiver and brokerage commission recapture(3)(5)%	1.09	1.08		1.02	0.97
Portfolio turnover rate %	33	65		109	50

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING Pioneer Mid Cap Value Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months			April 29,
	Ended	Year Ended		2005(1) to
	June 30,	December 31,		December 31,
	2008	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$12.32	12.30	11.00	10.01
Income (loss) from investment operations:
Net investment income	$0.05	0.09	0.08	0.02
Net realized and unrealized gain (loss) on investments	$(0.94)	0.65	1.27	0.97
Total from investment operations	$(0.89)	0.74	1.35	0.99
Less distributions from:
Net investment income	$—	0.07	0.02	—
Net realized gains on investments	$—	0.65	0.03	—
Total distributions	$—	0.72	0.05	—
Net asset value, end of period	$11.43	12.32	12.30	11.00
Total Return(2)%	(7.22)	5.52	12.35	9.89

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$588,243	656,802	632,504	671,732
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.89	0.89	0.89	0.92
Net expense after expense waiver and prior to brokerage commission recapture(3)(5)%	0.89	0.89	0.89	0.92
Net expenses after expense waiver and brokerage commission recapture(3)(5)%	0.88	0.89	0.89	0.92
Net investment income after expense waiver and brokerage commission recapture(3)(5)%	0.84	0.70	0.69	0.62
Portfolio turnover rate %	33	65	109	50

	Class S2
	Six Months		December 29,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.26	12.30	12.30
Income (loss) from investment operations:
Net investment income (loss)	$0.05	0.08	(0.00)**
Net realized and unrealized gain (loss) on investments	$(0.97)	0.63	—
Total from investment operations	$(0.92)	0.71	(0.00)**
Less distributions from:
Net investment income	$—	0.10	—
Net realized gains on investments	$—	0.65	—
Total distributions	$—	0.75	—
Net asset value, end of period	$11.34	12.26	12.30
Total Return(2)%	(7.50)	5.25	—

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.14	1.14	1.14
Net expense after expense waiver and prior to brokerage commission recapture(3)(4)(5)%	1.04	1.04	1.04
Net expenses after expense waiver and brokerage commission recapture(3)(4)(5)%	1.03	1.04	1.04
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)(5)%	0.80	0.64	(1.04)
Portfolio turnover rate %	33	65	109

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING Stock Index Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months					May 3,
	Ended	Year Ended				2004(1) to
	June 30,	December 31,				December 31,
	2008	2007	2006		2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$12.94	12.85	11.40		10.90	10.00
Income (loss) from investment operations:
Net investment income	$0.11	0.23	0.21	*	0.19	0.11
Net realized and unrealized gain (loss) on investments and futures	$(1.67)	0.46	1.52		0.31	0.94
Total from investment operations	$(1.56)	0.69	1.73		0.50	1.05
Less distributions from:
Net investment income	$—	0.22	0.19		—	0.12
Net realized gains on investments	$—	0.38	0.09		—	0.03
Total distributions	$—	0.60	0.28		—	0.15
Net asset value, end of period	$11.38	12.94	12.85		11.40	10.90
Total Return(2)%	(12.06)	5.28	15.52		4.59	10.52

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$443,273	481,091	405,602		388,184	378,706
Ratios to average net assets:
Expenses(3)%	0.26 †	0.26†	0.27†		0.28	0.27
Net investment income(3)%	1.92 †	1.90†	1.74†		1.68	2.14
Portfolio turnover rate %	1	4	9		6	8

	Class S		Class S2
	Six Months	April 30,	Six Months	August 1,
	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$12.91	13.49	12.89	12.79
Income (loss) from investment operations:
Net investment income	$0.10 *	0.18 *	0.09 *	0.14 *
Net realized and unrealized loss on investments and futures	$(1.67)	(0.16)	(1.67)	(0.04)
Total from investment operations	$(1.57)	0.02	(1.58)	0.10
Less distributions from:
Net investment income	$—	0.22	—	—
Net realized gains on investments	$—	0.38	—	—
Total distributions	$—	0.60	—	—
Net asset value, end of period	$11.34	12.91	11.31	12.89
Total Return(2)%	(12.16)	0.06	(12.26)	0.78

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$12,168	5,358	7,781	2,005
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.51	0.51	0.76	0.76
Net expenses after expense waiver(3)(4)%	0.51 †	0.51 †	0.66 †	0.66 †
Net investment income after expense waiver(3)(4)%	1.71 †	2.03 †	1.51 †	2.62 †
Portfolio turnover rate %	1	4	1	4

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING VP Index Plus International Equity Portfolio (Unaudited)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months		December 20,	April 12,
	Ended	Year Ended	2006(6) to	2006(1) to
	June 30,	December 31,	December 31,	July 11,
	2008	2007	2006	2006(6)

Per Share Operating Performance:
Net asset value, beginning of period	$14.04	13.08	13.36	11.76
Income (loss) from investment operations:
Net investment income	$0.20	0.21	0.01 *	0.09
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.94)	0.79	0.10	(0.05)
Total from investment operations	$(1.74)	1.00	0.11	0.04
Less distributions from:
Net investment income	$—	—	0.13	0.00 **
Net realized gains on investments	$—	0.04	0.26	0.03
Total distributions	$—	0.04	0.39	0.03
Net asset value, end of period	$12.30	14.04	13.08	11.77
Total Return(2)%	(12.39)	7.63	0.84	0.35

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	5
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.43	1.36	1.38	1.39
Net expenses after expense waiver(3)(4)(5)%	1.15	1.15	1.15	1.15
Net investment income after expense waiver(3)(4)(5)%	3.03	1.50	1.44	3.04
Portfolio turnover rate %	95	188	155	155

	Class I
	Six Months					July 29,
	Ended	Year Ended				2005(1) to
	June 30,	December 31,				December 31,
	2008	2007		2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$14.17	13.11		10.82		10.00
Income (loss) from investment operations:
Net investment income	$0.23 *	0.29	*	0.20	*	0.02
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.94)	0.82		2.54		1.04
Total from investment operations	$(1.71)	1.11		2.74		1.06
Less distributions from:
Net investment income	$—	0.01		0.16		0.05
Net realized gains on investments	$—	0.04		0.29		0.19
Total distributions	$—	0.05		0.45		0.24
Net asset value, end of period	$12.46	14.17		13.11		10.82
Total Return(2)%	(12.07)	8.45		25.32		10.54

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$181,149	676,160		272,333		3,204
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.68	0.61		0.63		0.79
Net expenses after expense waiver(3)(4)%	0.55	0.55		0.55		0.55
Net investment income after expense waiver(3)(4)%	3.51	2.03		1.64		0.78
Portfolio turnover rate %	95	188		155		77

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

(6)	Class ADV commenced operations on April 12, 2006, fully redeemed on July 11, 2006, and recommenced operations on December 20, 2006.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING VP Index Plus International Equity Portfolio (Unaudited) (continued)
Financial Highlights

For a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months					July 29,
	Ended	Year Ended				2005(1) to
	June 30,	December 31,				December 31,
	2008	2007		2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$14.12	13.09		10.81		10.00
Income (loss) from investment operations:
Net investment income	$0.22 *	0.28	*	0.23	*	0.04
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.94)	0.79		2.47		1.00
Total from investment operations	$(1.72)	1.07		2.70		1.04
Less distributions from:
Net investment income	$—	—		0.13		0.04
Net realized gains on investments	$—	0.04		0.29		0.19
Total distributions	$—	0.04		0.42		0.23
Net asset value, end of period	$12.40	14.12		13.09		10.81
Total Return(2)%	(12.18)	8.16		24.97		10.34

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$93,180	116,647		114,293		27,276
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.93	0.86		0.88		1.04
Net expenses after expense waiver(3)(4)%	0.80	0.80		0.80		0.80
Net investment income after expense waiver(3)(4)%	3.43	2.00		1.91		0.99
Portfolio turnover rate %	95	188		155		77

	Class S2
	Six Months		January 10,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$14.15	13.14	11.27
Income (loss) from investment operations:
Net investment income	$0.20 *	0.26 *	0.14 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.94)	0.79	2.08
Total from investment operations	$(1.74)	1.05	2.22
Less distributions from:
Net investment income	$—	—	0.06
Net realized gains on investments	$—	0.04	0.29
Total distributions	$—	0.04	0.35
Net asset value, end of period	$12.41	14.15	13.14
Total Return(2)%	(12.30)	7.98	19.72

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$498	800	688
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.18	1.11	1.13
Net expenses after expense waiver(3)(4)(5)%	0.95	0.95	0.95
Net investment income after expense waiver(3)(4)(5)%	3.12	1.82	1.15
Portfolio turnover rate %	95	188	155

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of fifty-eight operational portfolios. There are twenty-seven portfolios included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING Disciplined Small Cap Value Portfolio (“Disciplined Small Cap Value”), ING Evergreen Health Sciences Portfolio (“Evergreen Health Sciences”), ING Evergreen Omega Portfolio (“Evergreen Omega”), ING Focus 5 Portfolio (“Focus 5”), ING Global Real Estate Portfolio (“Global Real Estate”), ING Global Resources Portfolio (“Global Resources”), ING International Growth Opportunities Portfolio (“International Growth Opportunities”), ING Janus Contrarian Portfolio (“Janus Contrarian”), ING JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), ING JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), ING JPMorgan Value Opportunities Portfolio (“JPMorgan Value Opportunities”), ING Julius Baer Foreign Portfolio (“Julius Baer Foreign”), ING Legg Mason Value Portfolio (“Legg Mason Value”), ING Limited Maturity Bond Portfolio (“Limited Maturity Bond”), ING Liquid Assets Portfolio (“Liquid Assets”), ING Marsico Growth Portfolio (“Marsico Growth”), ING Marsico International Opportunities Portfolio (“Marsico International Opportunities”), ING MFS Total Return Portfolio (“MFS Total Return”), ING MFS Utilities Portfolio (“MFS Utilities”), ING Oppenheimer Main Street Portfolio® (“Oppenheimer Main Street”), ING PIMCO Core Bond Portfolio (“PIMCO Core Bond”), ING PIMCO High Yield Portfolio (“PIMCO High Yield”), ING Pioneer Equity Income Portfolio (“Pioneer Equity Income”), ING Pioneer Fund Portfolio (“Pioneer Fund”), ING Pioneer Mid Cap Value Portfolio (“Pioneer Mid Cap Value”), ING Stock Index Portfolio (“Stock Index”), and ING VP Index Plus International Equity Portfolio (“VP Index Plus International Equity”).

All of the Portfolios are diversified except for Evergreen Health Sciences, Global Real Estate, Global Resources, Janus Contrarian, and Legg Mason Value, which are non-diversified Portfolios. All of the Portfolios, except Liquid Assets and Stock Index, which are authorized to offer three classes of shares (Institutional (“I”), Service (“S”) and Service 2 (“S2”), are authorized to offer four classes of shares (Class I) Class S, Class S2 and Adviser Class (“Class ADV”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fee. All shareholders bear the common expenses of the Portfolio and earn income and gains and losses from the Portfolio pro rata based on the average net assets of each class, without distinction between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its relative daily net assets. Expenses directly attributable to a particular portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees. The information presented in these financial statements pertains to the Portfolios listed in this note.

The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the Federal tax rules relating to the Portfolios serving as investment mediums for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver Insurance Company, ReliaStar Life Insurance Company, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect wholly-owned subsidiary of ING USA. ING USA, Security Life of Denver Insurance Company and ReliaStar Life Insurance Company are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 1 — ORGANIZATION (continued)

offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, which is not an affiliate of ING and other non-affiliated life insurance companies.

The following is a brief description of each Portfolio’s investment objective:

•	Disciplined Small Cap Value seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued;

•	Evergreen Health Sciences seeks long-term capital growth;

•	Evergreen Omega seeks long-term capital growth;

•	Focus 5 seeks total return through capital appreciation and dividend income;

•	Global Real Estate seeks high total return consisting of capital appreciation and current income;

•	Global Resources seeks long-term capital appreciation;

•	International Growth Opportunities seeks long-term growth of capital;

•	Janus Contrarian seeks capital appreciation;

•	JPMorgan Emerging Markets Equity seeks capital appreciation;

•	JPMorgan Small Cap Core Equity seeks capital growth over the long-term;

•	JPMorgan Value Opportunities seeks long-term capital appreciation;

•	Julius Baer Foreign seeks long-term growth of capital;

•	Legg Mason Value seeks long-term growth of capital;

•	Limited Maturity Bond seeks the highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal;

•	Liquid Assets seeks a high level of current income consistent with the preservation of capital and liquidity;

•	Marsico Growth seeks capital appreciation;

•	Marsico International Opportunities seeks long-term growth of capital;

•	MFS Total Return seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income;

•	MFS Utilities seeks total return;

•	Oppenheimer Main Street seeks long-term growth of capital and future income;

•	PIMCO Core Bond seeks maximum total return, consistent with preservation of capital and prudent investment management;

•	PIMCO High Yield seeks maximum total return, consistent with the preservation of capital and prudent investment management;

•	Pioneer Equity Income seeks current income and long-term growth of capital from a portfolio consisting primarily of equity securities of U.S. corporations that are expected to produce income;

•	Pioneer Fund seeks reasonable income and capital growth;

•	Pioneer Mid Cap Value seeks capital appreciation;

•	Stock Index seeks total return; and

•	VP Index Plus International Equity seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE® Index”), while maintaining a market level of risk.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the New York Stock Exchange. Investments in securities maturing in 60 days or less, as well as all securities in the Liquid Assets Portfolio, are valued at amortized cost which approximates market value.

Liquid Assets uses the amortized cost method to value its portfolio securities, which approximates market value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

E.	Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by a Portfolio. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared daily and paid monthly by the Liquid Assets and the PIMCO High Yield Portfolios. Limited Maturity Bond may declare a dividend monthly or quarterly. For all other Portfolios, net investment income and net capital gain distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

H.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

J.	Securities Lending. Certain Portfolios have the option to temporarily loan up to 30% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.	Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

L.
Swap Contracts. Certain Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap, if any, are recognized by marking-to-market the value of the swap and is recorded as an unrealized gain or loss on the Statements of Operations. Upfront payments made and/or received by the Portfolio, are recorded as an asset or liability on the Statements of Assets or Liabilities. Periodic payments made and/or received are recorded as a realized gain or loss on the Statements of Operations. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument.

M.	Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets (10% for Limited Maturity Bond and Liquid Assets) in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

N.	Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

O.	Mortgage Dollar Roll Transactions. In connection with a Portfolio’s ability to purchase or sell securities on a when-issued basis, certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. In return, the Portfolio is compensated with fee income or receives an advantageous repurchase price (“drop in price”). The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. Fees received from fee based mortgage dollar rolls are recorded as income.

P.	Floating Rate Notes Issued in Conjunction with Securities Held — PIMCO Core Bond invests in “inverse floaters” which are fixed income instruments with interest rates that vary inversely with short term interest rates. With respect to certain types of inverse floaters that are acquired in a transaction in which the Portfolio transfers a municipal bond to a trust to create the inverse floater, Statement of Financial Accounting Standards No. 140 (“FAS 140”) requires that the transaction be characterized as a financing instead of a sale for financial statement presentation purposes. At June 30, 2008, the portfolio did not invest in these types of inverse floaters.

Q.	Sales Commitments. Sale commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

R.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales

Disciplined Small Cap Value	$81,525,111	$151,277,495
Evergreen Health Sciences	43,454,790	41,729,603
Evergreen Omega	28,628,143	42,421,589
Focus 5	110,155,895	31,969,115
Global Real Estate	334,583,339	83,120,039
Global Resources	686,996,300	457,918,538
International Growth Opportunities	96,460,973	114,927,606
Janus Contrarian	480,199,184	174,928,253
JPMorgan Emerging Markets Equity	151,438,846	92,813,379
JPMorgan Small Cap Core Equity	163,522,482	150,719,797
JPMorgan Value Opportunities	184,056,867	156,121,827
Julius Baer Foreign	782,074,605	826,297,448
Legg Mason Value	114,120,219	524,063,393
Limited Maturity Bond	67,012,490	103,693,101
Marsico Growth	466,660,170	325,041,814
Marsico International Opportunities	465,763,916	265,348,389
MFS Total Return	276,457,330	296,713,621
MFS Utilities	267,447,142	164,661,322
Oppenheimer Main Street	330,505,486	365,652,079
PIMCO Core Bond	2,898,988,621	2,251,172,353
PIMCO High Yield	1,323,437,707	1,137,820,854
Pioneer Equity Income	22,679,752	21,026,662
Pioneer Fund	7,443,924	18,509,317
Pioneer Mid Cap Value	334,333,360	310,226,772
Stock Index	53,355,100	3,606,409
VP Index Plus International Equity	560,195,552	999,813,971

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

U.S. government securities not included above were as follows:

	Purchases	Sales

JPMorgan Small Cap Core Equity	$—	$405,297
Limited Maturity Bond	1,037,422,954	1,291,839,477
MFS Total Return	88,448,265	169,164,644
PIMCO Core Bond	5,861,860,246	5,976,462,551
PIMCO High Yield	746,184,648	780,224,848

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Disciplined Small Cap Value, Global Real Estate and VP Index Plus International Equity have entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (“ING Investments”), an Arizona limited liability company, which is an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates ING Investments with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Disciplined Small Cap Value	0.55% of the first $500 million; 0.50% of the next $500 million; 0.45% thereafter

Global Real Estate	0.80% of the first $250 million; 0.775% of the next $250 million; 0.70% thereafter

VP Index Plus International Equity	0.45%

Focus 5, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities have entered into investment management agreements (“Investment Management Agreements”) with Directed Services, LLC (“DSL”). The Investment Management Agreements compensate DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Focus 5	0.32%

JPMorgan Value Opportunities	0.40% of the first $21 billion; 0.39% of the next $5 billion; 0.38% thereafter

Marsico International Opportunities	0.54% of the first $21 billion; 0.53% thereafter

MFS Utilities	0.60% of the first $1 billion; 0.55% of the next $500 million; 0.50% of the next $5 billion; 0.47% of the next $5 billion; 0.45% of the next $5 billion; 0.44% of the next $5 billion; 0.43% thereafter

Except as noted above, DSL an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under a Management Agreement (the “Unified Agreement”).

Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging managers and for monitoring and evaluating the management of the assets of each Portfolio. Portfolio managers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, and auditing. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

Evergreen Health Sciences	0.75% of the first $500 million; 0.70% of the amount in excess of $500 million

Evergreen Omega	0.60% of the first $750 million;
0.55% of the next $750 million;
0.50% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.44% of the next $5 billion;
0.43% thereafter

Global Resources(1)	0.75% of the first $750 million; 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; 0.60% of the amount in excess of $3.5 billion.

International Growth Opportunities	1.00% of the first $500 million; 0.80% of the amount in excess of $500 million

Janus Contrarian and Legg Mason Value*	0.81% of the first $250 million; 0.77% of the next $400 million; 0.73% of the next $450 million; 0.67% of the amount in excess of $1.1 billion

JPMorgan Emerging Markets Equity	1.25%

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee

JPMorgan Small Cap Core Equity	0.90% of the first $200 million; 0.85% of the next $300 million; 0.80% of the next $250 million; 0.75% thereafter

Julius Baer Foreign	1.00% of the first $50 million; 0.95% of the next $200 million; 0.90% of the next $250 million; 0.85% thereafter

Limited Maturity Bond and Liquid Assets*	0.35% of the first $200 million; 0.30% of the next $300 million; 0.25% of the amount in excess of $500 million

Marsico Growth(2)	0.85% of the first $250 million; 0.80% of the next $400 million; 0.75% of the next $450 million; 0.70% of the amount in excess of $1.1 billion

MFS Total Return and Oppenheimer Main Street*	0.75% of the first $250 million; 0.70% of the next $400 million; 0.65% of the next $450 million; 0.60% of the amount in excess of $1.1 billion

PIMCO Core Bond	0.75% of the first $100 million; 0.65% of the next $100 million; 0.55% of the amount in excess of $200 million

PIMCO High Yield	0.49%

Pioneer Equity Income	0.65% of the first $500 million; 0.60% of the amount in excess of $500 million

Pioneer Fund(3)	0.725% of the first $500 million; 0.675% of the next $500 million; 0.625% thereafter

Pioneer Mid Cap Value	0.64%

Stock Index	0.26%

*	Fee is calculated using the combined net assets of these Portfolios.

(1)	The assets of Global Resources are aggregated with those of ING T. Rowe Price Capital Appreciation Portfolio, ING T. Rowe Price Equity Income Portfolio, ING Van Kampen Growth and Income Portfolio, ING Van Kampen Real Estate Portfolio and ING Wells Fargo Disciplined Value Portfolio, which are not included in this report, to determine the Unified Fee.
(2)	The assets of Marsico Growth are aggregated with those of ING AllianceBernstein Mid Cap Growth Portfolio, which is not included in this report, to determine the Unified Fee.
(3)	Prior to May 11, 2007, the fee was 0.75% of the first $500 million, 0.70% of the next $500 million and 0.65% thereafter.

DSL has contractually agreed to waive a portion of the advisory fee for JPMorgan Small Cap Core Equity, Julius Baer Foreign and PIMCO Core Bond. The waiver is calculated as follows:

Waiver = 50% × (former sub-advisory fee minus new sub-advisory fee)

For the six months ended June 30, 2008, DSL waived $51,807, $47,313 and $62,012 for JPMorgan Small Cap Core Equity, Julius Baer Foreign and PIMCO Core Bond, respectively.

This waiver will continue through at least May 1, 2009 for JPMorgan Small Cap Core Equity and Julius Baer Foreign. The waiver will continue through at least April 1, 2009 for PIMCO Core Bond. There is no guarantee that this waiver will continue after said dates. The agreement will only renew if DSL elects to renew it.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2008, the Investment Adviser for Global Resources, International Growth Opportunities, Limited Maturity Bond and Stock Index waived $6,300, $1,107, $6,644, and $6,116, respectively. These fees are not subject to recoupment.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Disciplined Small Cap Value, Global Real Estate, JPMorgan Value Opportunities, Pioneer Equity Income, Marsico International Opportunities, MFS Utilities and VP Index Plus International Equity Portfolios’ operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

The Trust and ING Investments or DSL (collectively, “Investment Advisers”) have entered into Portfolio Management Agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by one of the Investment Advisers based on the average daily net assets of the respective Portfolios. The sub-adviser of each of the Series are as follows (*denotes a related party adviser):

Portfolio	Sub-Adviser

Disciplined Small Cap Value	ING Investment Management Co.*

Evergreen Health Sciences	Evergreen Investment Management Company, LLC

Evergreen Omega	Evergreen Investment Management Company, LLC

Focus 5	ING Investment Management Co.*

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Sub-Adviser

Global Real Estate	ING Clarion Real Estate Securities L.P.*

Global Resources	ING Investment Management Co.*

International Growth Opportunities	ING Investment Management Co.*

Janus Contrarian	Janus Capital Management LLC

JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.

JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.

JPMorgan Value Opportunities	J.P. Morgan Investment Management Inc.

Julius Baer Foreign	Julius Baer Investment Management LLC

Legg Mason Value	Clearbridge Advisers, LLC

Limited Maturity Bond	ING Investment Management Co.*

Liquid Assets	ING Investment Management Co.*

Marsico Growth	Marsico Capital Management, LLC

Marsico International	Marsico Capital Management, LLC

MFS Total Return	Massachusetts Financial Services Company

MFS Utilities	Massachusetts Financial Services Company

Oppenheimer Main Street	OppenheimerFunds, Inc.

PIMCO Core Bond	Pacific Investment Management Company LLC

PIMCO High Yield	Pacific Investment Management Company LLC

Pioneer Equity Income	Pioneer Investment Management, Inc.

Pioneer Fund	Pioneer Investment Management, Inc.

Pioneer Mid Cap Value	Pioneer Investment Management, Inc.

Stock Index	ING Investment Management Co.*

VP Index Plus International Equity	ING Investment Management Advisors, B.V.*

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — EXPENSE LIMITATIONS

Each Investment Adviser has entered into written expense limitation agreements with certain of the Portfolios, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage, commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2

Disciplined Small Cap Value	1.35%	0.75%	1.00%	1.15%
Focus 5	0.99%	0.39%	0.64%	N/A
Global Real Estate	1.50%	0.90%	1.15%	1.30%
Janus Contrarian	1.34%	0.74%	0.99%	1.14%
JPMorgan Value Opportunities	1.13%	0.53%	0.78%	0.93%
Marsico International Opportunities	1.28%	0.68%	0.93%	1.08%
MFS Utilities	1.40%	0.80%	1.05%	1.20%
Pioneer Equity Income	1.29%	0.69%	0.94%	1.09%
Pioneer Mid Cap Value	1.25%	0.65%	0.90%	1.05%
VP Index Plus International Equity	1.15%	0.55%	0.80%	0.95%

The Investment Advisers may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Advisers of such waived and reimbursed fees are recognized in the accompanying Statements of Operations for each Portfolio in the period during which such waiver, reimbursement or recoupment occurs.

The expense limitation agreements are contractual and shall renew automatically unless ING Investments or DSL provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

Effective May 11, 2007, pursuant to a side agreement, DSL lowered the expense limits for Pioneer Fund to 1.285%, 0.685%, 0.935% and 1.085% for Class ADV,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 5 — EXPENSE LIMITATIONS (continued)

Class I, Class S and Class S2, respectively, through May 1, 2009. The side agreement will only renew if DSL elects to renew it. For the six months ended June 30, 2008, Pioneer Fund waived $26,101 pursuant to this agreement. These fees are not subject to recoupment.

As of June 30, 2008, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers, and the related expiration dates are as follows:

	June 30,
	2009	2010	2011	Total

Focus 5	$—	$—	$225,600	$225,600
Global Real Estate	45,154	104,426	230,619	380,199
JPMorgan Value Opportunities	32,327	48,508	48,405	129,240
Marsico International Opportunities	72,118	176,451	166,535	415,104
MFS Utilities	19,373	—	—	19,373
Pioneer Equity Income	—	198	170,212	170,410
VP Index Plus International Equity	84,790	214,270	676,350	975,410

NOTE 6 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Service Plan (the ”Plan”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Agreement compensates IFD for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the ”Class S2 Plan”) with DSL or ING Investments on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee for distribution services, including payments to IFD at an annual rate of 0.25% of the average daily net assets. IFD has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 of the Portfolios, so that the actual fee paid by Class S2 shares of a Portfolio is an annual rate of 0.15%.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive a portion of its fee equal to 0.15% of each Portfolio’s average daily net assets attributable to Class ADV shares so that the actual fee paid by Class ADV shares of a Portfolio is an annual rate of 0.35%.

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Registrant has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.

At June 30, 2008, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios in separate accounts or seed money:

ING Life Insurance and Annuity Company	Evergreen Health Sciences (5.44%) Evergreen Omega (6.18%)
Global Resources (14.72%)
JPMorgan Emerging Markets Equity (8.69%)
JPMorgan Value Opportunity (7.26%)
Julius Baer Foreign (6.27%)
Legg Mason Value (9.89%)
Marsico International Opportunities (5.92%)
MFS Total Return (11.31%)
MFS Utilities (7.91%)
Pioneer Equity Income (98.77%)
Pioneer (28.61%)
Pioneer Mid Cap Value (9.16%)
Stock Index (31.52%)
VP Index Plus International Equity (29.64%)

ING USA Annuity and Life Insurance	Evergreen Health Sciences (89.31%) Focus 5 (97.59%)
Global Real Estate (31.71%)
Global Resources (77.85%)
International Growth Opportunities (99.36%)
Janus Contrarian (72.48%)
JPMorgan Emerging Markets Equity (66.68%)
JPMorgan Small Cap Core Equity (58.34%)
JPMorgan Value Opportunity (9.62%)
Julius Baer Foreign (40.85%)
Legg Mason Value (83.82%)
Limited Maturity Bond (38.85%)
Liquid Assets (81.41%)
Marsico Growth (60.78%)
Marsico International Opportunities (43.39%)
MFS Total Return (82.86%)
MFS Utilities (85.89%)
Oppenheimer Main Street (93.79%)
PIMCO Core Bond (63.22%)
PIMCO High Yield (67.49%)
Pioneer (65.41%)
Pioneer Mid Cap Value (58.01%)
VP Index Plus International Equity (11.55%)

ING National Trust	Stock Index (8.27%)

Reliastar Life Insurance Company	Evergreen Omega (67.46%) JPMorgan Small Cap Core Equity (14.42%)
JPMorgan Value Opportunity (12.89%)
Limited Maturity Bond (6.74%)
Marsico International Opportunities (10.43%)
Stock Index (20.69%)
VP Index Plus International Equity (5.17%)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

Security Life Insurance Company	Evergreen Omega (19.88%) JPMorgan Small Cap Core Equity (6.87%)
Limited Maturity Bond (6.31%)
Stock Index (38.35%)
VP Index Plus International Equity (13.78%)

ING LifeStyle Aggressive Growth Portfolio	Disciplined Small Cap Value (17.72%) Global Real Estate (6.19%)
JPMorgan Small Cap Core Equity (5.74%)
JPMorgan Value Opportunity (11.33%)
Julius Baer Foreign (5.84%)

ING LifeStyle Growth Portfolio	Disciplined Small Cap Value (58.83%) Global Real Estate (16.43%)
Janus Contrarian (11.78%)
JPMorgan Emerging Markets Equity (6.46%)
JPMorgan Small Cap Core Equity (9.53%)
JPMorgan Value Opportunity (25.08%)
Julius Baer Foreign (16.61%)
Marsico Growth (7.44%)
Marsico International Opportunities (6.09%)
PIMCO Core Bond (8.38%)
PIMCO High Yield (10.69%)
Pioneer Mid Cap Value (10.00%)

ING LifeStyle Moderate Growth Portfolio	Disciplined Small Cap Value (15.51%) Global Real Estate (13.00%)
Janus Contrarian (6.21%)
JPMorgan Value Opportunity (19.84%)
Julius Baer Foreign (13.14%)
Marsico Growth (5.88%)
PIMCO Core Bond (15.48%)
PIMCO High Yield (10.57%)
Pioneer Mid Cap Value (6.33%)

ING LifeStyle Moderate Portfolio	Disciplined Small Cap Value (7.93%) JPMorgan Value Opportunity (10.15%)
Limited Maturity Bond (15.17%)
PIMCO Core Bond (9.61%)
PIMCO High Yield (6.49%)

ING Solution 2015 Portfolio	Global Real Estate (6.78%) Limited Maturity Bond (7.73%)

ING Solution 2025 Portfolio	Global Real Estate (9.43%) Limited Maturity Bond (10.75%)

ING Solution 2035 Portfolio	Global Real Estate (7.39%) Marsico International Opportunities (5.48%)

ING Solution Income Portfolio	Limited Maturity Bond (7.99%)

ING VP Strategic Allocation Moderate Portfolio	VP Index Plus International Equity (14.24%)

ING VP Strategic Allocation Growth Portfolio	VP Index Plus International Equity (19.65%)

At June 30, 2008, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

	Accrued		Accrued
	Investment		Shareholder
	Management/	Accrued	Service and
	Unified Fees	Administrative Fees	Distribution Fees	Total

Disciplined Small Cap Value	$47,868	$8,703	$—	$56,571
Evergreen Health Sciences	123,540	—	39,956	163,496
Evergreen Omega	85,814	—	1,919	87,733
Focus 5	36,813	14,638	36,578	88,029
Global Real Estate	320,330	40,701	35,359	396,390
Global Resources	755,325	—	294,622	1,049,947
International Growth Opportunities	113,405	—	29,581	142,986
Janus Contrarian	647,432	—	175,509	822,941
JPMorgan Emerging Markets Equity	1,398,267	—	205,690	1,603,957
JPMorgan Small Cap Core Equity	307,186	—	62,923	370,109
JPMorgan Value Opportunities	108,737	27,184	8,388	144,309
Julius Baer Foreign	1,573,375	—	242,418	1,815,793
Legg Mason Value	315,830	—	61,667	377,497
Limited Maturity Bond	95,155	—	48,524	143,679
Liquid Assets	403,292	—	352,838	756,130
Marsico Growth	700,739	—	158,045	858,784
Marsico International Opportunities	311,893	57,757	78,280	447,930
MFS Total Return	725,248	—	247,206	972,454
MFS Utilities	333,837	55,639	137,640	527,116
Oppenheimer Main Street	224,922	—	84,938	309,860
PIMCO Core Bond	1,271,524	—	381,589	1,653,113
PIMCO High Yield	316,396	—	116,742	433,138
Pioneer Equity Income	83,908	12,909	1	96,818
Pioneer Fund	69,389	—	16,413	85,802
Pioneer Mid Cap Value	523,298	—	127,435	650,733
Stock Index	104,215	—	4,948	109,163
VP Index Plus International Equity	191,939	27,864	20,142	239,945

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

The following Portfolios placed a portion of their portfolio transactions with brokerage firms which are affiliates of the Investment Advisers. The commissions paid to these affiliated firms were:

	Affiliated	Commissions
	Brokers	Received

Global Real Estate	ING Baring LLC	$22,503
Julius Baer Foreign	ING Baring LLC	8,321
	ING Securities	9,749
Marsico International Opportunities	ING Baring LLC	8,173
MFS Utilities	ING Baring LLC	736

NOTE 8 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2008, Focus 5 had the following expense listed in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities.

Portfolio	Accrued Expense	Amount

Focus 5	Custody	$25,802

NOTE 9 — WRITTEN OPTIONS

Transactions in written options for Janus Contrarian for the six months ended June 30, 2008 were as follows:

	Number of
	Contracts	Premium

Balance at 12/31/07	57	$5,814
Options Expired	(57)	(5,814)

Balance at 06/30/08	—	$—

Transactions in written options for PIMCO Core Bond for the six months ended June 30, 2008 were as follows:

	USD
	Notional	Premium

Balance at 12/31/07	554,900,000	$6,736,939
Written Options	208,600,000	5,739,070
Options Terminated in Closing Purchase Transactions	(346,300,000)	(4,215,180)
Options Exercised	(208,600,000)	(2,521,759)

Balance at 06/30/08	208,600,000	$5,739,070

	Number of
	Contracts	Premium

Balance at 12/31/07	739	$496,102
Written Options	4,552	4,647,126
Options Expired	(3,212)	(3,611,839)
Options Exercised	(679)	(494,933)

Balance at 06/30/08	1,400	$1,036,456

06/30/08 Balance of Premiums Received on Written Options:		$6,775,526

Transactions in written options for PIMCO High Yield for the six months ended June 30, 2008 were as follows:

	USD
	Notional	Premium

Balance at 12/31/07	315,800,000	$8,202,045
Written Options	124,000,000	2,350,005
Options Terminated in Closing Purchase Transactions	(36,700,000)	(702,805)
Options Exercised	(73,500,000)	(1,199,215)

Balance at 06/30/08	329,600,000	$8,650,030

NOTE 10 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class I
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2008	2007

Disciplined Small Cap Value (Number of Shares)
Shares sold	2,660,719	16,796,969
Reinvestment of distributions	—	124,308
Shares redeemed	(10,679,480)	(2,001,116)

Net increase (decrease) in shares outstanding	(8,018,761)	14,920,161

Disciplined Small Cap Value ($)
Shares sold	$23,327,271	$180,583,198
Reinvestment of distributions	—	1,429,538
Shares redeemed	(94,493,576)	(19,972,944)

Net increase (decrease)	$(71,166,305)	$162,039,792

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Evergreen Health Sciences (Number of Shares)
Shares sold	—	1	188,940	216,855
Reinvestment of distributions	—	—	—	15,085
Shares redeemed	—	—	(53,351)	(175,855)

Net increase in shares outstanding	—	1	135,589	56,085

Evergreen Health Sciences ($)
Shares sold	$—	$10	$2,203,542	$2,741,215
Reinvestment of distributions	—	—	—	186,294
Shares redeemed	—	—	(615,908)	(2,205,380)

Net increase	$—	$10	$1,587,634	$722,129

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Evergreen Health Sciences (Number of Shares)
Shares sold	2,223,325	3,009,220	—	—
Reinvestment of distributions	—	633,206	—	—
Shares redeemed	(2,730,411)	(2,984,554)	—	—

Net increase (decrease) in shares outstanding	(507,086)	657,872	—	—

Evergreen Health Sciences ($)
Shares sold	$26,402,204	$37,878,120	$—	$—
Reinvestment of distributions	—	7,813,763	—	—
Shares redeemed	(32,043,769)	(37,223,743)	—	—

Net increase (decrease)	$(5,641,565)	$8,468,140	$—	$—

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Evergreen Omega (Number of Shares)
Shares sold	—	2	93,153	867,842
Reinvestment of distributions	—	—	—	173,622
Shares redeemed	—	(1)	(1,115,098)	(2,942,782)

Net increase (decrease) in shares outstanding	—	1	(1,021,945)	(1,901,318)

Evergreen Omega ($)
Shares sold	$—	$10	$1,129,905	$10,927,990
Reinvestment of distributions	—	—	—	2,225,836
Shares redeemed	—	(12)	(13,482,459)	(36,984,126)

Net decrease	$—	$(2)	$(12,352,554)	$(23,830,300)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Evergreen Omega (Number of Shares)
Shares sold	21,972	98,589	471	12,005
Reinvestment of distributions	—	6,539	—	912
Shares redeemed	(101,300)	(344,130)	(5,078)	(26,283)

Net decrease in shares outstanding	(79,328)	(239,002)	(4,607)	(13,366)

Evergreen Omega ($)
Shares sold	$258,211	$1,215,224	$5,394	$144,015
Reinvestment of distributions	—	83,372	—	11,577
Shares redeemed	(1,211,169)	(4,132,590)	(60,899)	(319,310)

Net decrease	$(952,958)	$(2,833,994)	$(55,505)	$(163,718)

	Class ADV		Class I		Class S
	Six Months	August 20,	Six Months	August 20,	Six Months	August 20,
	Ended	2007(1) to	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007	2008	2007

Focus 5 (Number of Shares)
Shares sold	—	101	8,492	101	10,005,927	10,565,922
Reinvestment of distributions	—	—	—	—	—	42,805
Shares redeemed	—	—	(185)	—	(1,432,005)	(1,992)

Net increase in shares outstanding	—	101	8,307	101	8,573,922	10,606,735

Focus 5 ($)
Shares sold	$—	$1,010	$84,571	$1,010	$96,228,835	$111,886,560
Reinvestment of distributions	—	—	—	—	—	449,449
Shares redeemed	—	—	(1,754)	—	(13,321,197)	(21,836)

Net increase	$—	$1,010	$82,817	$1,010	$82,907,638	$112,314,173

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Global Real Estate (Number of Shares)
Shares sold	—	159	20,523,200	9,250,381
Reinvestment of distributions	—	—	—	318,001
Shares redeemed	—	(158)	(1,839,189)	(1,194,936)

Net increase in shares outstanding	—	1	18,684,011	8,373,446

Global Real Estate ($)
Shares sold	$—	$2,165	$245,957,421	$123,174,898
Reinvestment of distributions	—	(1)	—	3,935,773
Shares redeemed	—	(2,150)	(22,325,185)	(16,187,687)

Net increase	$—	$14	$223,632,236	$110,922,984

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Global Real Estate (Number of Shares)
Shares sold	3,851,342	9,284,872	45,309	147,436
Reinvestment of distributions	—	339,183	—	6,156
Shares redeemed	(1,415,534)	(3,020,867)	(41,679)	(62,178)

Net increase in shares outstanding	2,435,808	6,603,188	3,630	91,414

Global Real Estate ($)
Shares sold	$46,270,347	$126,659,248	$524,829	$2,043,854
Reinvestment of distributions	—	4,228,093	—	77,552
Shares redeemed	(16,028,283)	(40,646,873)	(483,643)	(825,463)

Net increase	$30,242,064	$90,240,468	$41,186	$1,295,943

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Global Resources (Number of Shares)
Shares sold	62,691	80,553	472,186	768,727
Reinvestment of distributions	—	1,922	—	117,916
Shares redeemed	(11,720)	(18,360)	(170,159)	(444,997)

Net increase in shares outstanding	50,971	64,115	302,027	441,646

Global Resources ($)
Shares sold	$1,682,124	$1,897,353	$13,064,031	$18,217,858
Reinvestment of distributions	—	44,658	—	2,776,914
Shares redeemed	(322,262)	(430,393)	(4,391,092)	(10,396,376)

Net increase	$1,359,862	$1,511,618	$8,672,939	$10,598,396

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Global Resources (Number of Shares)
Shares sold	9,094,854	10,857,229	102,006	185,901
Proceeds from shares issued in merger	—	5,740,059	—	—
Reinvestment of distributions	—	3,381,647	—	157,151
Shares redeemed	(1,570,339)	(5,123,957)	(98,830)	(229,722)

Net increase in shares outstanding	7,524,515	14,854,978	3,176	113,330

Global Resources ($)
Shares sold	$245,487,778	$266,102,497	$2,724,375	$4,187,767
Proceeds from shares issued in merger	—	118,165,700	—	—
Reinvestment of distributions	—	79,231,979	—	3,658,472
Shares redeemed	(40,699,201)	(116,600,634)	(2,649,161)	(5,230,364)

Net increase	$204,788,577	$346,899,542	$75,214	$2,615,875

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

International Growth Opportunities (Number of Shares)
Shares sold	—	2	—	1
Reinvestment of distributions	—	1	—	—

Net increase in shares outstanding	—	3	—	1

International Growth Opportunities ($)
Shares sold	$—	$10	$—	$10
Reinvestment of distributions	—	5	—	3

Net increase	$—	$15	$—	$13

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

International Growth Opportunities (Number of Shares)
Shares sold	1,475	9,458	1,123	1,313
Reinvestment of distributions	—	3,223,959	—	208,321
Shares redeemed	(1,777,425)	(4,099,974)	(68,548)	(136,525)

Net increase (decrease) in shares outstanding	(1,775,950)	(866,557)	(67,425)	73,109

International Growth Opportunities ($)
Shares sold	$14,270	$95,059	$10,294	$14,441
Reinvestment of distributions	—	31,884,959	—	2,051,962
Shares redeemed	(17,105,437)	(43,390,795)	(648,881)	(1,450,623)

Net increase (decrease)	$(17,091,167)	$(11,410,777)	$(638,587)	$615,780

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Janus Contrarian (Number of Shares)
Shares sold	29,868	2	15,811,005	1
Proceeds from shares issued in merger	—	61	—	60
Shares redeemed	(4,934)	—	(184,117)	—

Net increase in shares outstanding	24,934	63	15,626,888	61

Janus Contrarian ($)
Shares sold	$493,911	$10	$261,287,350	$10
Proceeds from shares issued in merger	—	1,031	—	1,032
Reinvestment of distributions	—	1	—	1
Shares redeemed	(79,883)	—	(3,093,032)	—

Net increase	$414,028	$1,042	$258,194,318	$1,043

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Janus Contrarian (Number of Shares)
Shares sold	6,903,142	15,035,778	122,231	339,658
Proceeds from shares issued in merger	—	22,115,384	—	1,590,417
Reinvestment of distributions	—	691,176	—	39,531
Shares redeemed	(2,813,531)	(2,214,799)	(143,372)	(215,986)

Net increase (decrease) in shares outstanding	4,089,611	35,627,539	(21,141)	1,753,620

Janus Contrarian ($)
Shares sold	$114,788,943	$252,045,100	$1,999,974	$5,555,516
Proceeds from shares issued in merger	—	377,472,570	—	26,982,566
Reinvestment of distributions	—	11,881,313	—	675,196
Shares redeemed	(45,821,922)	(36,792,604)	(2,325,702)	(3,620,073)

Net increase (decrease)	$68,967,021	$604,606,379	$(325,728)	$29,593,205

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

JPMorgan Emerging Markets Equity (Number of Shares)
Shares sold	68,971	215,086	3,330,635	6,111,915
Reinvestment of distributions	—	1,412	—	166,522
Shares redeemed	(32,248)	(48,018)	(1,687,856)	(3,723,368)

Net increase in shares outstanding	36,723	168,480	1,642,779	2,555,069

JPMorgan Emerging Markets Equity ($)
Shares sold	$1,712,720	$4,899,159	$81,399,511	$139,389,379
Reinvestment of distributions	—	31,742	—	3,790,044
Shares redeemed	(775,527)	(1,112,113)	(42,375,908)	(88,319,547)

Net increase	$937,193	$3,818,788	$39,023,603	$54,859,876

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

JPMorgan Emerging Markets Equity (Number of Shares)
Shares sold	4,745,547	12,429,379	72,100	185,533
Reinvestment of distributions	—	369,692	—	20,606
Shares redeemed	(2,970,860)	(4,850,822)	(146,505)	(221,261)

Net increase (decrease) in shares outstanding	1,774,687	7,948,249	(74,405)	(15,122)

JPMorgan Emerging Markets Equity ($)
Shares sold	$119,413,415	$291,954,103	$1,787,962	$4,256,539
Reinvestment of distributions	—	8,406,787	—	465,490
Shares redeemed	(71,584,062)	(102,499,039)	(3,549,832)	(4,959,331)

Net increase (decrease)	$47,829,353	$197,861,851	$(1,761,870)	$(237,302)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

JPMorgan Small Cap Core Equity (Number of Shares)
Shares sold	22,531	108,336	5,010,832	1,350,683
Reinvestment of distributions	—	10,703	—	462,212
Shares redeemed	(36,552)	(58,810)	(1,173,132)	(2,236,517)

Net increase (decrease) in shares outstanding	(14,021)	60,229	3,837,700	(423,622)

JPMorgan Small Cap Core Equity ($)
Shares sold	$282,670	$1,557,109	$62,779,181	$19,267,103
Reinvestment of distributions	—	158,088	—	6,951,674
Shares redeemed	(447,304)	(858,110)	(14,951,160)	(32,618,166)

Net increase (decrease)	$(164,634)	$857,087	$47,828,021	$(6,399,389)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

JPMorgan Small Cap Core Equity (Number of Shares)
Shares sold	952,389	4,005,285	15,833	224,712
Reinvestment of distributions	—	967,076	—	201,796
Shares redeemed	(2,836,649)	(3,515,553)	(291,010)	(383,517)

Net increase (decrease) in shares outstanding	(1,884,260)	1,456,808	(275,177)	42,991

JPMorgan Small Cap Core Equity ($)
Shares sold	$11,808,836	$58,191,364	$189,861	$3,223,894
Reinvestment of distributions	—	14,457,787	—	2,994,650
Shares redeemed	(35,330,133)	(50,890,171)	(3,617,813)	(5,480,124)

Net increase (decrease)	$(23,521,297)	$21,758,980	$(3,427,952)	$738,420

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

JPMorgan Value Opportunities (Number of Shares)
Shares sold	334	510	5,775,878	7,200,362
Reinvestment of distributions	—	79	—	1,541,731
Shares redeemed	(5)	(5)	(2,722,284)	(3,832,254)

Net increase in shares outstanding	329	584	3,053,594	4,909,839

JPMorgan Value Opportunities ($)
Shares sold	$3,635	$6,507	$61,607,826	$90,507,305
Reinvestment of distributions	—	1,020	—	19,934,580
Shares redeemed	(53)	(59)	(29,690,063)	(49,077,141)

Net increase	$3,582	$7,468	$31,917,763	$61,364,744

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

JPMorgan Value Opportunities (Number of Shares)
Shares sold	82,004	1,589,282	640	48,626
Reinvestment of distributions	—	386,190	—	9,826
Shares redeemed	(692,089)	(3,873,389)	(40,479)	(50,419)

Net increase (decrease) in shares outstanding	(610,085)	(1,897,917)	(39,839)	8,033

JPMorgan Value Opportunities ($)
Shares sold	$877,701	$20,376,589	$6,392	$611,209
Reinvestment of distributions	—	4,997,297	—	126,360
Shares redeemed	(7,517,690)	(49,083,252)	(426,696)	(641,047)

Net increase (decrease)	$(6,639,989)	$(23,709,366)	$(420,304)	$96,522

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Julius Baer Foreign (Number of Shares)
Shares sold	82,882	357,974	15,710,520	27,317,850
Reinvestment of distributions	—	16,073	—	3,980,149
Shares redeemed	(64,780)	(45,215)	(16,241,106)	(14,201,376)

Net increase (decrease) in shares outstanding	18,102	328,832	(530,586)	17,096,623

Julius Baer Foreign ($)
Shares sold	$1,388,615	$6,546,226	$265,803,508	$487,005,755
Reinvestment of distributions	—	286,734	—	71,762,080
Shares redeemed	(1,078,772)	(792,633)	(279,447,090)	(260,851,305)

Net increase (decrease)	$309,843	$6,040,327	$(13,643,582)	$297,916,530

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Julius Baer Foreign (Number of Shares)
Shares sold	6,522,780	17,975,394	137,916	373,585
Reinvestment of distributions	—	3,342,923	—	296,309
Shares redeemed	(3,350,770)	(5,505,903)	(367,317)	(496,228)

Net increase (decrease) in shares outstanding	3,172,010	15,812,414	(229,401)	173,666

Julius Baer Foreign ($)
Shares sold	$111,377,707	$322,431,331	$2,327,729	$6,606,076
Reinvestment of distributions	—	60,038,891	—	5,309,849
Shares redeemed	(56,664,812)	(96,646,386)	(6,212,113)	(8,753,917)

Net increase (decrease)	$54,712,895	$285,823,836	$(3,884,384)	$3,162,008

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Legg Mason Value (Number of Shares)
Shares sold	75,271	130,167	8,510,751	24,020,687
Reinvestment of distributions	—	7,725	—	491,630
Shares redeemed	(289,402)	(204,034)	(55,557,875)	(7,102,666)

Net increase (decrease) in shares outstanding	(214,131)	(66,142)	(47,047,124)	17,409,651

Legg Mason Value ($)
Shares sold	$656,955	$1,457,171	$77,393,956	$273,940,491
Reinvestment of distributions	—	90,612	—	5,840,561
Shares redeemed	(2,560,173)	(2,269,648)	(461,099,327)	(80,921,657)

Net increase (decrease)	$(1,903,218)	$(721,865)	$(383,705,371)	$198,859,395

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Legg Mason Value (Number of Shares)
Shares sold	1,381,058	4,122,600	42,621	91,756
Reinvestment of distributions	—	444,023	—	29,959
Shares redeemed	(5,851,347)	(8,001,227)	(265,075)	(352,765)

Net decrease in shares outstanding	(4,470,289)	(3,434,604)	(222,454)	(231,050)

Legg Mason Value ($)
Shares sold	$11,938,610	$46,303,478	$349,870	$1,011,561
Reinvestment of distributions	—	5,248,354	—	352,315
Shares redeemed	(53,312,933)	(91,123,761)	(2,343,617)	(4,000,622)

Net decrease	$(41,374,323)	$(39,571,929)	$(1,993,747)	$(2,636,746)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Limited Maturity Bond (Number of Shares)
Shares sold	—	1	6,449,272	44,379,309
Reinvestment of distributions	—	—	—	865,878
Shares redeemed	—	—	(33,162,161)	(12,377,099)

Net increase (decrease) in shares outstanding	—	1	(26,712,889)	32,868,088

Limited Maturity Bond ($)
Shares sold	$—	$10	$72,790,293	$483,413,750
Reinvestment of distributions	—	—	—	9,264,897
Shares redeemed	—	—	(374,565,710)	(134,740,194)

Net increase (decrease)	$—	$10	$(301,775,417)	$357,938,453

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Limited Maturity Bond (Number of Shares)
Shares sold	546,507	634,278	—	1
Reinvestment of distributions	—	507,632	—	—
Shares redeemed	(2,429,792)	(6,063,287)	—	—

Net increase (decrease) in shares outstanding	(1,883,285)	(4,921,377)	—	1

Limited Maturity Bond ($)
Shares sold	$6,170,642	$6,905,524	$—	$10
Reinvestment of distributions	—	5,446,896	—	—
Shares redeemed	(27,481,298)	(66,007,257)	—	—

Net increase (decrease)	$(21,310,656)	$(53,654,837)	$—	$10

	Class I		Class S		Class S2
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007	2008	2007

Liquid Assets (Number of Shares)
Shares sold	105,076,223	309,895,643	770,006,050	1,014,424,974	62,306,681	61,710,240
Reinvestment of distributions	3,138,282	11,700,743	21,163,827	47,273,083	1,155,858	1,541,643
Shares redeemed	(93,680,304)	(342,079,705)	(303,808,878)	(692,496,517)	(12,419,884)	(28,458,084)

Net increase (decrease) in shares outstanding	14,534,201	(20,483,319)	487,360,999	369,201,540	51,042,655	34,793,799

Liquid Assets ($)
Shares sold	$105,086,480	$309,895,644	$770,087,932	$1,014,424,972	$62,312,054	$61,710,240
Reinvestment of distributions	3,138,114	11,700,743	21,162,934	47,273,083	1,155,826	1,541,643
Shares redeemed	(93,680,136)	(342,079,705)	(303,807,985)	(692,496,517)	(12,419,852)	(28,458,084)

Net increase (decrease)	$14,544,458	$(20,483,318)	$487,442,881	$369,201,538	$51,048,028	$34,793,799

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Marsico Growth (Number of Shares)
Shares sold	195,981	255,623	14,419,413	5,451,627
Proceeds from shares issued in merger	—	—	620,533	—
Reinvestment of distributions	—	—	—	940
Shares redeemed	(552,485)	(165,356)	(789,603)	(2,392,516)

Net increase (decrease) in shares outstanding	(356,504)	90,267	14,250,343	3,060,051

Marsico Growth ($)
Shares sold	$3,408,174	$4,515,092	$247,732,808	$100,740,358
Proceeds from shares issued in merger	—	—	10,981,962	—
Reinvestment of distributions	—	—	—	16,867
Shares redeemed	(9,531,750)	(2,925,213)	(13,678,818)	(43,135,646)

Net increase (decrease)	$(6,123,576)	$1,589,879	$245,035,952	$57,621,579

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Marsico Growth (Number of Shares)
Shares sold	2,778,234	3,924,061	26,552	89,692
Proceeds from shares issued in merger	1,074,814	—	—	—
Shares redeemed	(5,638,304)	(8,190,554)	(109,628)	(185,605)

Net decrease in shares outstanding	(1,785,256)	(4,266,493)	(83,076)	(95,913)

Marsico Growth ($)
Shares sold	$48,256,255	$71,743,779	$455,336	$1,560,327
Proceeds from shares issued in merger	18,801,352	—	—	—
Shares redeemed	(97,634,032)	(144,158,129)	(1,858,575)	(3,276,736)

Net decrease	$(30,576,425)	$(72,414,350)	$(1,403,239)	$(1,716,409)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Marsico International Opportunities (Number of Shares)
Shares sold	45,616	183,848	11,532,112	4,740,512
Reinvestment of distributions	—	76,008	—	773,776
Shares redeemed	(343,413)	(485,864)	(3,115,756)	(2,538,920)

Net increase (decrease) in shares outstanding	(297,797)	(226,008)	8,416,356	2,975,368

Marsico International Opportunities ($)
Shares sold	$718,838	$2,964,647	$180,869,090	$77,652,066
Reinvestment of distributions	—	1,171,279	—	11,978,060
Shares redeemed	(5,294,592)	(7,740,934)	(47,919,415)	(40,378,351)

Net increase (decrease)	$(4,575,754)	$(3,605,008)	$132,949,675	$49,251,775

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Marsico International Opportunities (Number of Shares)
Shares sold	4,457,111	9,031,180	—	1
Reinvestment of distributions	—	1,217,563	—	1
Shares redeemed	(2,353,527)	(3,533,507)	—	—

Net increase in shares outstanding	2,103,584	6,715,236	—	2

Marsico International Opportunities ($)
Shares sold	$70,148,419	$147,181,212	$—	$10
Reinvestment of distributions	—	18,786,990	—	2
Shares redeemed	(36,760,118)	(56,637,965)	—	—

Net increase	$33,388,301	$109,330,237	$—	$12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

MFS Total Return (Number of Shares)
Shares sold	12,682	75,183	241,757	4,758,758
Reinvestment of distributions	—	26,428	—	606,807
Shares redeemed	(211,982)	(86,617)	(1,521,838)	(2,376,569)

Net increase (decrease) in shares outstanding	(199,300)	14,994	(1,280,081)	2,988,996

MFS Total Return ($)
Shares sold	$219,872	$1,397,483	$4,246,793	$86,141,285
Reinvestment of distributions	—	487,852	—	11,335,147
Shares redeemed	(3,743,889)	(1,618,900)	(26,780,338)	(44,978,770)

Net increase (decrease)	$(3,524,017)	$266,435	$(22,533,545)	$52,497,662

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

MFS Total Return (Number of Shares)
Shares sold	368,506	1,833,065	18,048	204,023
Reinvestment of distributions	—	5,794,224	—	242,212
Shares redeemed	(5,302,142)	(11,942,501)	(212,874)	(512,837)

Net decrease in shares outstanding	(4,933,636)	(4,315,212)	(194,826)	(66,602)

MFS Total Return ($)
Shares sold	$6,441,043	$34,899,088	$314,414	$3,873,065
Reinvestment of distributions	—	108,178,157	—	4,490,605
Shares redeemed	(93,127,096)	(227,413,520)	(3,700,298)	(9,503,821)

Net decrease	$(86,686,053)	$(84,336,275)	$(3,385,884)	$(1,140,151)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

MFS Utilities (Number of Shares)
Shares sold	36,170	71,130	65,029	168,575
Reinvestment of distributions	—	1,624	—	21,946
Shares redeemed	(18,575)	(23,023)	(83,522)	(190,579)

Net increase (decrease) in shares outstanding	17,595	49,731	(18,493)	(58)

MFS Utilities ($)
Shares sold	$624,306	$1,180,185	$1,138,454	$2,791,595
Reinvestment of distributions	—	27,230	—	370,663
Shares redeemed	(311,554)	(381,637)	(1,417,628)	(3,114,967)

Net increase (decrease)	$312,752	$825,778	$(279,174)	$47,291

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

MFS Utilities (Number of Shares)
Shares sold	7,985,954	16,486,548	—	1
Reinvestment of distributions	—	1,091,883	—	—
Shares redeemed	(2,725,740)	(5,695,750)	—	(1)

Net increase in shares outstanding	5,260,214	11,882,681	—	—

MFS Utilities ($)
Shares sold	$138,406,614	$277,218,407	$—	$10
Reinvestment of distributions	—	18,376,388	—	—
Shares redeemed	(45,399,620)	(94,264,474)	—	(10)

Net increase	$93,006,994	$201,330,321	$—	$—

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Oppenheimer Main Street (Number of Shares)
Shares sold	—	1	73,825	130,346
Reinvestment of distributions	—	—	—	3,185
Shares redeemed	—	—	(53,099)	(131,354)

Net increase in shares outstanding	—	1	20,726	2,177

Oppenheimer Main Street ($)
Shares sold	$—	$10	$1,416,666	$2,680,885
Reinvestment of distributions	—	—	—	67,482
Shares redeemed	—	—	(1,009,675)	(2,696,905)

Net increase	$—	$10	$406,991	$51,462

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Oppenheimer Main Street (Number of Shares)
Shares sold	487,776	1,254,329	4,063	10,390
Reinvestment of distributions	—	239,210	—	2,232
Shares redeemed	(2,645,105)	(5,711,022)	(17,811)	(35,309)

Net decrease in shares outstanding	(2,157,329)	(4,217,483)	(13,748)	(22,687)

Oppenheimer Main Street ($)
Shares sold	$9,325,898	$26,365,111	$76,903	$213,660
Reinvestment of distributions	—	5,076,037	—	47,145
Shares redeemed	(50,116,061)	(118,860,685)	(333,916)	(742,477)

Net decrease	$(40,790,163)	$(87,419,537)	$(257,013)	$(481,672)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

PIMCO Core Bond (Number of Shares)
Shares sold	—	1	27,682,726	30,932,090
Reinvestment of distributions	—	—	—	2,742,387
Shares redeemed	—	—	(19,759,057)	(25,328,342)

Net increase in shares outstanding	—	1	7,923,669	8,346,135

PIMCO Core Bond ($)
Shares sold	$—	$11	$327,417,618	$340,704,607
Reinvestment of distributions	—	—	—	28,987,031
Shares redeemed	—	—	(233,048,962)	(278,828,360)

Net increase	$—	$11	$94,368,656	$90,863,278

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

PIMCO Core Bond (Number of Shares)
Shares sold	71,553,534	30,776,836	985,314	740,075
Reinvestment of distributions	—	2,145,857	—	137,118
Shares redeemed	(3,374,973)	(6,553,721)	(290,391)	(568,859)

Net increase in shares outstanding	68,178,561	26,368,972	694,923	308,334

PIMCO Core Bond ($)
Shares sold	$843,803,420	$342,589,086	$11,551,047	$8,158,088
Reinvestment of distributions	—	22,767,538	—	1,447,969
Shares redeemed	(39,953,025)	(71,711,491)	(3,423,708)	(6,214,158)

Net increase	$803,850,395	$293,645,133	$8,127,339	$3,391,899

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

PIMCO High Yield (Number of Shares)
Shares sold	5,226	33,525	18,594,155	2,273,660
Reinvestment of distributions	1,194	823	489,310	347,745
Shares redeemed	(5,091)	(2,697)	(1,012,980)	(13,707,048)

Net increase (decrease) in shares outstanding	1,329	31,651	18,070,485	(11,085,643)

PIMCO High Yield ($)
Shares sold	$50,383	$324,285	$177,978,987	$23,107,263
Reinvestment of distributions	11,502	8,183	4,692,610	3,528,650
Shares redeemed	(49,329)	(26,569)	(9,601,990)	(141,326,033)

Net increase (decrease)	$12,556	$305,899	$173,069,607	$(114,690,120)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

PIMCO High Yield (Number of Shares)
Shares sold	3,281,105	11,944,860	—	2
Reinvestment of distributions	2,304,986	4,758,349	—	—
Shares redeemed	(9,370,608)	(21,435,896)	—	—

Net increase (decrease) in shares outstanding	(3,784,517)	(4,732,687)	—	2

PIMCO High Yield ($)
Shares sold	$31,852,934	$122,497,291	$—	$11
Reinvestment of distributions	22,195,473	48,225,130	—	——	—
Shares redeemed	(90,468,375)	(215,022,789)	—	—

Net increase (decrease)	$(36,419,968)	$(44,300,368)	$—	$11

	Class ADV		Class I
	Six Months	May 11,	Six Months	May 11,
	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Pioneer Equity Income (Number of Shares)
Shares sold	—	103	674,991	18,641,569
Reinvestment of distributions	—	—	—	244,249
Shares redeemed	—	—	(1,001,985)	(822,180)

Net increase (decrease) in shares outstanding	—	103	(326,994)	18,063,638

Pioneer Equity Income ($)
Shares sold	$—	$1,030	$5,995,923	$177,080,691
Reinvestment of distributions	—	—	—	2,259,299
Shares redeemed	—	—	(8,685,719)	(7,879,680)

Net increase (decrease)	$—	$1,030	$(2,689,796)	$171,460,310

	Class S		Class S2
	Six Months	May 11,	Six Months	Year
	Ended	2007(1) to	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Pioneer Equity Income (Number of Shares)
Shares sold	—	102	—	1

Net increase in shares outstanding	—	102	—	1

Pioneer Equity Income ($)
Shares sold	$—	$1,020	$—	$10

Net increase	$—	$1,020	$—	$10

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Pioneer Fund (Number of Shares)
Shares sold	—	1	240,382	1,252,771
Reinvestment of distributions	—	—	—	79,602
Shares redeemed	—	—	(529,485)	(653,966)

Net increase (decrease) in shares outstanding	—	1	(289,103)	678,407

Pioneer Fund ($)
Shares sold	$—	$11	$3,047,305	$16,391,781
Reinvestment of distributions	—	—	—	1,086,566
Shares redeemed	—	—	(6,536,665)	(8,820,823)

Net increase (decrease)	$—	$11	$(3,489,360)	$8,657,524

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Pioneer Fund (Number of Shares)
Shares sold	149,555	1,078,646	—	1
Reinvestment of distributions	—	232,792	—	—
Shares redeemed	(934,649)	(1,768,734)	—	—

Net increase (decrease) in shares outstanding	(785,094)	(457,296)	—	1

Pioneer Fund ($)
Shares sold	$1,848,341	$14,508,937	$—	$11
Reinvestment of distributions	—	3,170,635	—	—
Shares redeemed	(11,561,969)	(23,479,399)	—	—

Net increase (decrease)	$(9,713,628)	$(5,799,827)	$—	$11

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Pioneer Mid Cap Value (Number of Shares)
Shares sold	—	2	13,306,865	19,057,120
Proceeds from shares issued in merger	—	—	407,135	—
Reinvestment of distributions	—	—	—	973,692
Shares redeemed	—	—	(6,374,263)	(2,211,447)

Net increase in shares outstanding	—	2	7,339,737	17,819,365

Pioneer Mid Cap Value ($)
Shares sold	$—	$12	$153,422,186	$248,958,706
Proceeds from shares issued in merger	—	—	4,823,445	—
Reinvestment of distributions	—	—	—	13,037,733
Shares redeemed	—	—	(73,786,216)	(28,703,934)

Net increase	$—	$12	$84,459,415	$233,292,505

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Pioneer Mid Cap Value (Number of Shares)
Shares sold	1,771,394	4,809,867	—	2
Proceeds from shares issued in merger	1,919,219	—	—	—
Reinvestment of distributions	—	2,778,011	—	—
Shares redeemed	(5,511,714)	(5,704,079)	—	—

Net increase (decrease) in shares outstanding	(1,821,101)	1,883,799	—	2

Pioneer Mid Cap Value ($)
Shares sold	$20,430,522	$63,586,021	$—	$12
Proceeds from shares issued in merger	22,629,271	—	—	—
Reinvestment of distributions	—	37,086,445	—	—
Shares redeemed	(64,124,691)	(73,401,934)	—	—

Net increase (decrease)	$(21,064,898)	$27,270,532	$—	$12

	Class I		Class S		Class S2
	Six Months	Year	Six Months	April 30,	Six Months	August 1,
	Ended	Ended	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007	2008	2007

Stock Index (Number of Shares)
Shares sold	4,731,129	9,214,705	1,048,441	433,187	578,646	176,710
Reinvestment of distributions	—	1,420,733	—	2,532	—	—
Shares redeemed	(2,972,215)	(5,020,907)	(390,392)	(20,578)	(46,388)	(21,080)

Net increase in shares outstanding	1,758,914	5,614,531	658,049	415,141	532,258	155,630

Stock Index ($)
Shares sold	$57,467,058	$121,154,196	$12,629,878	$5,730,299	$6,775,064	$2,317,107
Reinvestment of distributions	—	18,853,133	—	33,545	—	—
Shares redeemed	(35,335,306)	(66,177,060)	(4,561,218)	(271,692)	(560,181)	(271,927)

Net increase	$22,131,752	$73,830,269	$8,068,660	$5,492,152	$6,214,883	$2,045,180

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

VP Index Plus International Equity (Number of Shares)
Shares sold	—	1	13,558,758	25,752,006
Proceeds from shares issued in merger	—	—	—	5,387,988
Reinvestment of distributions	—	—	—	118,978
Shares redeemed	—	—	(46,753,379)	(4,297,786)

Net increase (decrease) in shares outstanding	—	1	(33,194,621)	26,961,186

VP Index Plus International Equity ($)
Shares sold	$—	$10	$180,464,182	$359,192,660
Proceeds from shares issued in merger	—	—	—	77,444,916
Reinvestment of distributions	—	—	—	1,753,735
Shares redeemed	—	—	(622,607,822)	(62,206,504)

Net increase (decrease)	$—	$10	$(442,143,640)	$376,184,807

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

VP Index Plus International Equity (Number of Shares)
Shares sold	242,639	3,747,200	106	29,708
Proceeds from shares issued in merger	—	113,564	—	—
Reinvestment of distributions	—	27,456	—	209
Shares redeemed	(988,754)	(4,356,923)	16,569	(25,760)

Net increase (decrease) in shares outstanding	(746,115)	(468,703)	16,463	4,157

VP Index Plus International Equity ($)
Shares sold	$3,195,574	$51,481,533	$1,353	$416,789
Proceeds from shares issued in merger	—	1,627,235	—	—
Reinvestment of distributions	—	403,871	—	3,078
Shares redeemed	(12,956,504)	(62,262,510)	212,212	(372,052)

Net increase (decrease)	$(9,760,930)	$(8,749,871)	$(210,859)	$47,815

NOTE 11 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% (10% for Limited Maturity Bond and Liquid Assets) of the Portfolio’s net assets, at market value, at time of purchase.

		Notional Principal/	Initial			Percent
		Principal Amount/	Acquisition	Cost/Upfront		of Net
	Security	Shares	Date	Payments	Value	Assets

Evergreen Health Sciences	Medipattern Corp.	373,990	07/16/07	$492,658	$366,765	0.2%
	Sequenom, Inc.	149,909	10/11/07	$1,471,292	$2,392,548	1.2%

				$1,963,950	$2,759,313	1.4%

Global Real Estate	Calloway Real Estate Investment Trust	8,300	06/13/07	$180,554	$159,537	0.0%
	Safestore Holdings Ltd.	926,800	03/09/07	$3,435,875	$2,738,953	0.6%

				$3,616,429	$2,898,490	0.6%

Global Resources	Silver Bear Resources, Inc.	376,526	12/07/07	$1,049,366	$956,362	0.1%

				$1,049,366	$956,362	0.1%

Julius Baer Foreign	Silvinit	6,295	05/10/07	$2,949,299	$7,333,675	0.4%
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	997,571	962,501	0.1
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	613,384	446,338	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	568,031	444,723	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	1,231,699	909,736	0.1
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	670,334	476,542	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	3,044,789	2,938,639	0.1
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	462,538	558,395	0.0

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 11 — ILLIQUID SECURITIES (continued)

		Notional Principal/	Initial			Percent
		Principal Amount/	Acquisition	Cost/Upfront		of Net
	Security	Shares	Date	Payments	Value	Assets

	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	$118,042	$137,358	0.0%
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	805,098	672,296	0.1
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	178,824	180,628	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	139,921	119,848	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	340,727	273,038	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	213,378	297,778	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	187,207	232,305	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	339,535	429,976	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	45,032	66,163	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	191,713	149,516	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	132,420	133,769	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	29,196	31,278	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	1,478,380	2,289,423	0.1
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	208,996	409,224	0.0
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	1,681,569	1,955,000	0.1
	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	115	11/21/07	363,979	322,000	0.0

				$16,991,662	$21,770,149	1.0%

MFS Total Return	ArcelorMittal, 6.125%, due 06/01/18	1,462,000	05/19/08	$1,455,728	$1,431,362	0.1%
	Bayview Financial Revolving Mortgage Loan Trust, 3.283%, due 12/28/40	1,481,000	03/01/06	1,481,000	1,135,870	0.1
	Dr Pepper Snapple Group, Inc., 6.120%, due 05/01/13	360,000	04/25/08	359,953	365,283	0.0
	E.ON International Finance BV, 5.800%, due 04/30/18	1,460,000	04/15/08	1,453,839	1,434,916	0.1
	Israel Electric Corp. Ltd., 7.250%, due 01/15/19	735,000	05/01/08	733,758	751,635	0.1
	Metropolitan Life Global Funding I, 5.125%, due 04/10/13	480,000	04/07/08	479,645	473,144	0.0
	Natixis, 10.000%, due 04/30/18	1,431,000	04/24/08	1,431,000	1,432,846	0.1

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 11 — ILLIQUID SECURITIES (continued)

		Notional Principal/	Initial			Percent
		Principal Amount/	Acquisition	Cost/Upfront		of Net
	Security	Shares	Date	Payments	Value	Assets

	Nomura Asset Securities Corp., 9.773%, due 04/04/27	1,812,053	07/16/07	$1,986,183	$1,979,247	0.2%
	Spirit Master Funding, LLC, 5.050%, due 07/20/23	1,349,409	10/04/05	1,330,081	1,049,324	0.1

				$10,711,187	$10,053,627	0.8%

Oppenheimer Main Street	Seagate Technology, Inc. - Escrow	130,700	10/23/07	$—	$1	0.0%

				$—	$1	0.0%

PIMCO Core Bond	Credit Default Swaps
	ABX.HE.A.06-1 Index, pay 0.540%	2,600,000	01/24/06	$(3,051)	$2,050,208	0.1%
	Allstate Corp. (The) 6.125%, 02/15/12, pay 0.260%	1,800,000	09/24/03	—	2,060	0.0
	American Express Comp. 4.875%, 07/15/13, receive 1.750%	5,300,000	02/26/08	—	(6,085)	0.0
	Avebury Finance CDO PLC, Series 1A, Class C, 6.750%, 01/08/51, pay 2.300%	2,600,000	02/06/07	—	2,589,080	0.1
	Capital One Financial Corp. 8.750%, 02/01/07*, pay 1.350%	100,000	10/15/03	—	1,796	0.0
	Carnival Corp. 6.150%, 04/15/08*, pay 0.480%	100,000	10/15/03	—	(89)	0.0
	CDX.NA.IG.10 Index (30-100% Tranche), receive 0.463%	3,900,000	06/25/08	—	11,162	0.0
	CDX.NA.IG.9 Index (30-100% Tranche), receive 0.705%	13,600,000	03/04/08	—	100,088	0.0
	CDX.NA.IG.9 Index (30-100% Tranche), receive 0.758%	20,600,000	03/07/08	—	250,613	0.0
	Deutsche Bank AG 5.500%, 05/18/11, receive 0.550%	12,900,000	06/18/08	—	11,005	0.0
	Eaton Corp. 5.750%, 07/15/12, pay 0.280%	1,400,000	09/24/03	—	322	0.0
	Emerson Electric Co. 4.625%, 10/15/12, pay 0.210%	1,100,000	09/24/03	—	(66)	0.0
	Federated Dept Stores, Inc. 6.625%, 04/01/11, pay 0.410%	300,000	10/15/03	—	1,523	0.0
	FedEx Corp. 7.250%, 02/15/11, pay 0.290%	1,100,000	09/24/03	—	794	0.0
	Furlong CDO Series 2006-1A Class A3 Floating Rate Bond, 10/11/46, pay 2.580%	2,500,000	02/06/07	—	2,362,000	0.1
	Gannett Co., Inc. 6.375%, 04/01/12, pay 0.220%	400,000	09/24/03	—	2,245	0.0
	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34, receive 1.000%	1,000,000	11/07/07	—	17	0.0
	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34, receive 1.250%	3,300,000	12/11/07	—	3,980	0.0
	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34, receive 2.180%	1,200,000	01/29/08	—	(393)	0.0
	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34, receive 2.180%	1,200,000	01/30/08	—	(393)	0.0
	Glitnir Banki HF Floating Rate Note, 01/18/12, pay 0.365%	2,000,000	01/12/07	—	446,309	0.0
	Goodrich Corp. 6.290%, 07/01/16, pay 0.510%	1,600,000	10/25/06	—	9,516	0.0
	Ingersoll-Rand Company 6.480%, 06/01/25, pay 0.320%	800,000	09/24/03	—	8	0.0
	Ipswich Street CDO Ltd, Series 2006-1A, Class C, Floating Rate Bond, 08/04/46, pay 1.950%	5,000,000	02/06/07	—	4,724,000	0.2
	iStar Financial Inc. 5.800%, 03/15/11, pay 0.365%	5,000,000	10/18/06	—	925,568	0.0
	iTraxx Europe HiVol Series 6 Version 1 Index, pay 0.850%	EUR 5,000,000	12/13/06	(37,708)	391,505	0.0
	iTraxx Europe HiVol Series 6 Version 1 Index, pay 0.850%	EUR 20,000,000	12/14/06	(227,314)	1,566,020	0.1
	iTraxx Europe HiVol Series 6 Version 1 Index, pay 0.850%	EUR 200,000	12/13/06	(1,435)	15,660	0.0

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 11 — ILLIQUID SECURITIES (continued)

	Notional Principal/	Initial			Percent
	Principal Amount/	Acquisition	Cost/Upfront		of Net
Security	Shares	Date	Payments	Value	Assets

Johnson & Johnson 3.800%, 05/15/13, pay 0.110%	1,500,000	09/24/03	$—	$(244)	0.0%
Lennar Corp. 5.950%, 10/17/11, pay 0.660%	5,000,000	10/24/06	—	839,133	0.0
Masco Corp. 5.875%, 07/15/12, pay 0.300%	700,000	09/29/03	—	7,596	0.0
MetLife Inc. 5.000%, 06/15/15, receive 2.050%	6,700,000	02/19/08	—	224,398	0.0
RadioShack Corp. 7.375%, 05/15/11, pay 0.350%	700,000	09/29/03	—	2,513	0.0
Reynolds American Inc. 7.625%, 06/01/16, receive 1.280%	2,600,000	04/13/07	—	16,695	0.0
Sealed Air Corp. 144A 5.625%, 07/15/13, pay 0.580%	2,200,000	10/25/06	—	106,193	0.0
SLM Corp. 5.125%, 08/27/12, receive 4.850%	3,100,000	02/26/08	—	45,346	0.0
The Home Depot, Inc. 5.375%, 04/01/06, pay 0.120%	1,500,000	09/24/03	—	5,101	0.0
Wachovia Corp. 3.625%, 02/17/09, receive 3.020%	8,900,000	03/07/08	—	314,815	0.0
Wal-Mart Stores, Inc. 4.550%, 05/01/13, pay 0.150%	300,000	10/15/03	—	123	0.0
Wal-Mart Stores, Inc. 6.875%, 08/10/09, pay 0.140%	200,000	09/24/03	—	91	0.0
Wal-Mart Stores, Inc. 6.875%, 08/10/09, pay 0.140%	2,300,000	09/24/03	—	1,050	0.0
Weyerhaeuser Co. 6.75%, 03/15/12, pay 0.960%	2,400,000	04/18/07	—	200,728	0.0
Whirlpool Corp. 8.600%, 05/01/10, pay 0.290%	700,000	09/24/03	—	1,198	0.0

			$(269,508)	$17,223,189	0.6%

Interest Rate Swaps
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	GBP 21,100,000	01/11/06	$136,206	$892,518	0.1%
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, Frankfurt	GBP 8,200,000	03/08/06	161,663	346,856	0.0
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets, L.P.	GBP 13,200,000	11/30/06	(222,586)	642,872	0.0
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	GBP 1,800,000	06/27/06	178,173	338,635	0.0
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Lehman Brothers Special Financing Inc.	900,000	05/06/08	70,347	31,569	0.0
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12,200,000	05/02/08	7,777	2,329	0.0

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 11 — ILLIQUID SECURITIES (continued)

	Notional Principal/	Initial			Percent
	Principal Amount/	Acquisition	Cost/Upfront		of Net
Security	Shares	Date	Payments	Value	Assets

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	15,000,000	06/05/08	$38,814	$86,250	0.0%
Receive, if positive, 600,000 x (30-day USD-constant maturity mortgage rate - 5.0)% x 10,000 Pay, if negative, the absolute value of 600,000 x (30-day USD-constant maturity mortgage rate - 5.0)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	6,000,000	02/20/08	410,330	450,613	0.0
Receive, if positive, 1,000,000 x (30-day USD-constant maturity mortgage rate - 5.5)% x 10,000 Pay, if negative, the absolute value of 1,000,000 x (30-day USD-constant maturity mortgage rate - 5.5)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	7,300,000	02/21/08	32,967	192,731	0.0
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.	6,600,000	06/03/08	135,564	4,370	0.0
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.	4,300,000	06/03/08	87,773	2,847	0.0
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	5,200,000	05/23/08	43,282	3,443	0.0
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Lehman Brothers Special Financing Inc.	2,600,000	06/06/08	80,967	1,721	0.0
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	10,400,000	06/02/08	291,608	6,886	0.0
Receive a floating rate based on 6-month AUD-BBR-BBSW and pay a fixed rate equal to 6.500% Counterparty: Deutsche Bank AG, Frankfurt	AUD 7,100,000	09/13/07	(45,256)	101,873	0.0
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services, Inc.	30,900,000	06/11/08	(80,932)	26,569	0.0
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	42,000,000	06/11/08	(96,074)	36,113	0.0
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	2,700,000	05/06/08	22,856	6,987	0.0

			$1,253,479	$3,175,182	0.1%

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 11 — ILLIQUID SECURITIES (continued)

	Notional Principal/	Initial			Percent
	Principal Amount/	Acquisition	Cost/Upfront		of Net
Security	Shares	Date	Payments	Value	Assets

Options
Call Option OTC - Credit Suisse USD vs JPY Strike @ 104-Exp 03/17/10	11,400,000	03/20/07	$485,583	$493,711	0.0%
Call Option OTC - JPMorgan Chase USD vs JPY Strike @ 104-Exp 03/17/10	2,100,000	03/20/07	95,970	90,783	0.0
Put Option OTC - Credit Suisse USD vs JPY Strike @ 104-Exp 03/17/10	11,400,000	03/20/07	485,583	706,766	0.1
Put Option OTC - JPMorgan Chase USD vs JPY Strike @ 104-Exp 03/17/10	2,100,000	03/20/07	82,950	130,194	0.0
Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.150% -Exp 02/02/09	45,600,000	03/12/08	492,480	141,568	0.0
Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.600% -Exp 07/02/09	23,700,000	01/09/08	227,816	124,961	0.0
Call Swaption OTC - Barclays Bank PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.500% - Exp 02/02/09	163,200,000	02/19/08	1,690,455	803,487	0.1
Call Swaption OTC - The Royal Bank of Scotland PLC 3-month USD-LIBOR - Fund Pays Floating Strike @ 3.150% -Exp 12/15/08	95,500,000	02/22/08	853,107	274,098	0.0
Call Swaption OTC - The Royal Bank of Scotland PLC 3-Month USD-LIBOR - Fund Pays Floating Strike @ 3.150% -Exp 12/15/08	9,300,000	02/22/08	86,490	26,692	0.0
Call Swaption OTC - Barclays Bank PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.450% - Exp 08/03/09	20,500,000	04/01/08	223,450	93,639	0.0
Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.850% -Exp 08/03/09	68,000,000	04/29/08	719,100	468,574	0.0
Call Swaption OTC - Merrill Lynch Capital Services, Inc. 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.450%-Exp 08/03/09	18,700,000	04/15/08	209,440	85,417	0.0
Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.450% -Exp 08/03/09	124,800,000	04/02/08	1,351,866	570,055	0.0

			$7,004,290	$4,009,945	0.2%

Securities
Bear Stearns Structured Products, Inc., 2.682%, due 01/26/37	4,355,064	08/27/07	$4,325,463	$4,316,957	0.1%
Countrywide Alternative Loan Trust, 2.518%, due 05/25/35	5,661,423	03/06/06	11,232	177,332	0.0
First Data Corp., 5.231%, due 09/24/14	3,723,960	06/27/08	3,292,860	3,429,301	0.1
First Data Processing Corp., 5.450%, due 09/24/14	266,015	02/07/08	236,799	244,967	0.0
First Horizon Alternative Mortgage Securities, 2.218%, due 01/25/36	59,141,215	04/10/06	(30,288)	1,793,930	0.1
NRG Energy, Inc., 4.210%, due 02/01/13	5,776,001	02/08/08	5,213,329	5,516,479	0.2
United AirLines, Inc., 9.350%, due 04/07/16	143,148	12/27/01	109,348	42,944	0.0

			$13,158,743	$15,521,910	0.5%

Total for PIMCO Core Bond			$21,147,004	$39,930,226	1.4%

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 11 — ILLIQUID SECURITIES (continued)

		Notional Principal/	Initial			Percent
		Principal Amount/	Acquisition	Cost/Upfront		of Net
	Security	Shares	Date	Payments	Value	Assets

PIMCO High Yield	Credit Default Swaps
	CDX.NA.HY.9 Index (25-35% Tranche), receive 4.530%	7,600,000	03/10/08	$—	$303,871	0.0%
	CDX.NA.HY.9 Index (35-100% Tranche), receive 1.550%	894,289	03/06/08	—	8,724	0.0
	CDX.NA.IG.9 Index (30-100% Tranche), receive 0.760%	1,600,000	03/13/08	—	15,322	0.0
	Sprint Nextel Corp. 6.000%, 12/01/16, receive 7.150%	1,600,000	02/29/08	—	77,097	0.0
	Nortel Networks 4.250%, 09/01/08, pay 1.520%	1,500,000	04/27/07	—	81,580	0.0

				$—	$486,595	0.1%

	Interest Rate Swaps
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	5,000,000	06/06/08	$170,000	$3,310	0.0%
	Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	216,600,000	05/30/08	164,674	186,241	0.1
	Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	800,000	05/06/08	9,837	15,721	0.0
	Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	1,700,000	05/05/08	11,190	8,121	0.0
	Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	47,600,000	05/05/08	293,394	123,170	0.0
	Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	63,600,000	05/15/08	375,713	164,572	0.0
	Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	10,500,000	05/02/08	65,168	27,170	0.0
	Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 4.750% Counterparty: Goldman Sachs Capital Markets, L.P.	EUR 5,100,000	05/27/08	(45,376)	133,685	0.0
	Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	EUR 2,700,000	05/29/08	(44,934)	19,082	0.0

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 11 — ILLIQUID SECURITIES (continued)

	Notional Principal/	Initial			Percent
	Principal Amount/	Acquisition	Cost/Upfront		of Net
Security	Shares	Date	Payments	Value	Assets

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Citibank N.A., New York	800,000	05/27/08	$9,837	$15,721	0.0%
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000% Counterparty: The Royal Bank of Scotland PLC	5,700,000	05/29/08	135,964	112,012	0.0
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	1,300,000	06/04/08	19,858	861	0.0
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	5,700,000	05/15/08	(11,970)	3,774	0.0
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	8,400,000	05/15/08	(1,723)	5,562	0.0

			$1,151,632	$819,002	0.1%

Options
Call Swaption OTC - Morgan Stanley Capital Services Inc. 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.250%-Exp 07/06/09	177,400,000	12/12/07	$1,694,170	$1,788,403	0.2%
Call Swaption OTC - Barclays Bank PLC 3-Month USD-LIBOR - Fund Pays Floating Strike @ 4.250%-Exp 07/06/09	73,600,000	12/11/07	713,920	741,976	0.1
Call Swaption OTC - Lehman Brothers Special Financing Inc. 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.250%-Exp 07/06/09	192,600,000	12/13/07	1,930,815	1,941,637	0.3
Call Swaption OTC - Lehman Brothers Special Financing Inc. 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.600%-Exp 12/19/08	11,000,000	05/05/08	81,950	59,681	0.0
Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.000%-Exp 09/18/09	177,600,000	05/02/08	1,667,220	1,400,410	0.2
Call Swaption OTC - Barclays Bank PLC 3-Month USD-LIBOR - Fund Pays Floating Strike @ 4.750%-Exp 09/08/09	180,000,000	09/17/07	1,602,000	2,661,041	0.4
Call Swaption OTC - Credit Suisse International 3 Month USD-LIBOR - Fund Pays Floating Strike @ 4.750%-Exp 09/08/09	20,900,000	09/11/07	228,667	308,976	0.0
Call Swaption OTC - The Royal Bank of Scotland PLC 3-month USD-LIBOR - Fund Pays Floating Strike @ 4.750%-Exp 09/08/09	54,500,000	09/11/07	586,797	805,704	0.1

			$8,505,539	$9,707,828	1.3%

Securities
Amadeus IT Group SA, 7.963%, due 04/08/14	383,915	05/19/08	$385,532	$352,082	0.1%
Choctaw Resort Development Enterprise, 7.250%, due 11/15/19	1,731,000	07/08/05	1,777,259	1,462,695	0.2

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 11 — ILLIQUID SECURITIES (continued)

	Notional Principal/	Initial			Percent
	Principal Amount/	Acquisition	Cost/Upfront		of Net
Security	Shares	Date	Payments	Value	Assets

Continental Airlines, Inc., 6.920%, due 04/02/13	1,096,152	04/30/04	$1,085,190	$1,085,979	0.1%
Harrah’s Operating Co., Inc., 5.920%, due 01/28/15	1,000,000	04/04/08	924,907	919,063	0.1
Local Insight Media Finance L.P., 7.751%, due 04/21/15	1,750,000	04/21/08	1,579,594	1,612,188	0.2
NRG Energy, Inc., 4.210%, due 02/01/13	116,558	02/08/08	105,366	111,321	0.0
Telesat Canada, Inc., 5.650%, due 10/22/14	132,064	04/08/08	122,908	125,337	0.0
Telesat Canada, Inc., 5.900%, due 10/22/14	19,994	04/08/08	18,608	18,975	0.0
Telesat Canada, Inc., 6.100%, due 10/22/14	8,418	04/08/08	8,419	8,126	0.0
Tribune Co., Discount Note, due 06/04/14	1,935,375	06/18/08	1,449,678	1,428,951	0.2

			$7,457,461	$7,124,717	0.9%

Total for PIMCO High Yield			$17,114,632	$18,138,142	2.4%

NOTE 12 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon Corporation (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2008, the Portfolios had securities on loan with the following market values:

	Value of
	Securities	Value of
	Loaned	Collateral
Disciplined Small Cap Value	$26,556,391	$28,077,803
Global Real Estate	52,085,734	53,774,944
International Growth Opportunities	5,681,702	5,888,636
JPMorgan Emerging Markets Equity	199,403,843	207,307,612
JPMorgan Small Cap Core Equity	95,332,055	99,583,675
Julius Baer Foreign	338,447,894	351,930,804
Limited Maturity Bond	36,714,967	37,437,404
Liquid Assets	63,111,345	64,948,049
Marsico Growth	274,837,400	279,328,627
Marsico International Opportunities	59,750,419	60,790,894
MFS Total Return	198,140,831	204,250,763
Oppenheimer Main Street	59,819,496	62,068,249
PIMCO Core Bond	59,147,987	61,211,011
PIMCO High Yield	101,336,504	104,170,950
Pioneer Mid Cap Value	34,365,356	35,690,919
Stock Index	63,532,229	65,928,322
VP Index Plus International Equity	7,861,438	8,230,287

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified.  Certain Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS (continued)

corporate issuer than if it had greater exposure to that issuer.

Concentration.  Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities.  Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Risk.  Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

High-Yield, Lower-Grade Debt Securities Risk.  High-yield debt securities (commonly referred to as “junk bonds”) generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market’s perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

NOTE 14 — REORGANIZATIONS

On April 27, 2008, Marsico Growth and Pioneer Mid Cap Value, as listed below (“Acquiring Portfolios”), acquired the assets and certain liabilities of ING Legg Mason Partners Large Cap Growth Portfolio and ING Neuberger Berman Regency Portfolio, also listed below (“Acquired Portfolios”), respectively, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 10 — Capital Shares Transactions. Net assets and unrealized appreciation/depreciation as of the reorganization date were as follows:

					Acquired
					Portfolio
		Total net assets	Total net assets	Acquired	Unrealized
		of Acquired	of Acquiring	Capital Loss	Appreciation
		Portfolio	Portfolio	Carryforwards	(Depreciation)	Conversion
Acquiring Portfolios	Acquired Portfolios	(000’s)	(000’s)	(000’s)	(000’s)	Ratio

Marsico Growth	ING Legg Mason Partners Large Cap Growth Portfolio	$29,783	$1,130,017	$—	$(1)	0.54
Pioneer Mid Cap Value	ING Neuberger Berman Regency Portfolio	27,453	968,126	(145)	1,033	0.89

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

The net assets of Marsico Growth and Pioneer Mid Cap Value after the acquisition were approximately $1,159,799,731 and $995,579,203, respectively.

On November 10, 2007, VP Index Plus International Equity, as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of ING VP International Equity Portfolio, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 10 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquired
		Total net assets	Total net assets	Acquired	Portfolio
		of Acquired	of Acquiring	Capital Loss	Unrealized
		Portfolio	Portfolio	Carryforwards	Depreciation	Conversion
Acquiring Portfolio	Acquired Portfolio	(000’s)	(000’s)	(000’s)	(000’s)	Ratio

VP Index Plus	ING VP International
International Equity	Equity Portfolio	$79,072	$699,945	$—	$(890)	0.7895

The net assets of VP Index Plus International Equity after the acquisition was $779,017,112.

On April 28, 2007, Janus Contrarian, as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of ING Legg Mason Partners All Cap Portfolio, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 10 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

					Acquired
		Total net assets	Total net assets	Acquired	Portfolio
		of Acquired	of Acquiring	Capital Loss	Unrealized
		Portfolio	Portfolio	Carryforwards	Appreciation	Conversion
Acquiring Portfolio	Acquired Portfolio	(000’s)	(000’s)	(000’s)	(000’s)	Ratio

Janus Contrarian	ING Legg Mason Partners All Cap Portfolio
Class ADV	Class ADV	$1	$1	$—	$—	0.85
Class I	Class I	1	1	—	—	0.85
Class S	Class S	377,473	270,386	—	92,207	0.86
Class S2	Class S2	26,983	10,814	—	4,050	0.86

		$404,458	$281,202	—	$96,257

The net assets of Janus Contrarian after the acquisition was $685,659,217.

On January 15, 2007, Global Resources, as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of ING VP Natural Resources Trust, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 10 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquired
		Total net assets	Total net assets	Acquired	Portfolio
		of Acquired	of Acquiring	Capital Loss	Unrealized
		Portfolio	Portfolio	Carryforwards	Appreciation	Conversion
Acquiring Portfolio	Acquired Portfolio	(000’s)	(000’s)	(000’s)	(000’s)	Ratio

Global Resources	ING VP Natural Resources Trust	$118,166	$561,365	$635	$7,919	0.99

The net assets of Global Resources after the acquisition was $679,530,248.

NOTE 15 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 15 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS (continued)

Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
	Ordinary	Ordinary	Long-Term	Return of
	Income	Income	Capital Gains	Capital

Disciplined Small Cap Value	$—	$1,399,658	$29,880	$—
Evergreen Health Sciences	—	7,740,296	259,845	—
Evergreen Omega	—	2,320,797	—	—
Focus 5	—	497,557	—	—
Global Real Estate	—	7,048,185	177,232	1,016,023
Global Resources	—	76,110,415	9,601,726	—
International Growth Opportunities	—	16,005,598	17,931,739	—
Janus Contrarian	—	2,468,177	10,088,413	—
JPMorgan Emerging Markets Equity	—	10,973,498	1,720,565	—
JPMorgan Small Cap Core Equity	—	8,443,301	16,118,898	—
JPMorgan Value Opportunities	—	21,702,870	3,356,387	—
Julius Baer Foreign	—	49,643,054	87,754,584	—
Legg Mason Value	—	90,414	11,441,428	—
Limited Maturity Bond	—	14,711,834	—	—
Liquid Assets	25,456,874	60,519,045	—	—
Marsico Growth	—	16,867	—	—
Marsico International Opportunities	—	23,677,893	8,258,521	—
MFS Total Return	—	50,844,541	73,647,222	—
MFS Utilities	—	12,965,404	5,808,925	—
Oppenheimer Main Street	—	5,190,674	—	—
PIMCO Core Bond	—	53,202,615	—	—
PIMCO High Yield	26,900,267	49,722,193	2,063,623	—
Pioneer Equity Income	—	2,272,048	—	—
Pioneer Fund	—	2,303,985	1,953,287	—
Pioneer Mid Cap Value	—	41,778,578	8,345,722	—
Stock Index	—	8,121,604	10,765,119	—
VP Index Plus International Equity	—	1,952,661	208,026	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2007 were:

				Post-October	Post-October	Post-October
	Undistributed	Undistributed	Unrealized	Capital	Currency	PFIC	Capital
	Ordinary	Long-Term	Appreciation/	Losses	Losses	Losses	Loss	Expiration
	Income	Capital Gains	(Depreciation)	Deferred	Deferred	Deferred	Carryforwards	Dates

Disciplined Small Cap Value	$3,067,094	$—	$(22,811,723)	$(3,205,717)	$—	$—	$(3,236,192)	2015
Evergreen Health Sciences	313,041	10,737,151	29,101,706	—	—	—	—	—
Evergreen Omega	3,078,434	16,739,393	19,092,244	—	—	—	—	—
Focus 5	—	—	(1,096,147)	(778,819)	—	—	—	—
Global Real Estate	—	—	(10,806,052)	—	—	—	(1,856,542)	2015
Global Resources	81,797,335	134,105,953	92,521,905	—	—	(5,417,097)	—	—
International Growth Opportunities	17,974,877	19,514,303	18,045,146	—	—	(40,240)	—	—
Janus Contrarian	18,300,417	108,245,291	67,831,035	—	—	(2,792,002)	—	—
JPMorgan Emerging Markets Equity	32,809,654	63,924,291	482,468,251	—	—	—	—	—
JPMorgan Small Cap Core Equity	8,423,137	30,374,101	8,024,134	—	—	—	—	—
JPMorgan Value Opportunities	27,263,938	15,301,378	(10,964,228)	—	—	—	—	—
Julius Baer Foreign	25,402,293	182,065,540	382,353,871	—	—	(2,832,903)	—	—
Legg Mason Value	3,827,734	66,804,502	546,569	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 15 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS (continued)

				Post-October	Post-October	Post-October
	Undistributed	Undistributed	Unrealized	Capital	Currency	PFIC	Capital
	Ordinary	Long-Term	Appreciation/	Losses	Losses	Losses	Loss	Expiration
	Income	Capital Gains	(Depreciation)	Deferred	Deferred	Deferred	Carryforwards	Dates

Limited Maturity Bond	30,558,236	559,886	(2,412,471)	—	—	—	—	—
Liquid Assets	—	—	—	—	—	—	(44,558)	2012

Marsico Growth	6,297,246	—	246,015,437	—	(3,720)	—	(142,479,639)	2009
							(367,059,276)	2010
							(110,597,085)	2011

							$(620,136,000)

Marsico International Opportunities	40,574,423	27,919,109	64,546,553	—	(317,599)	(1,393,230)	—	—
MFS Total Return	57,352,623	105,731,799	58,161,850	(17,670,394)	(10,115)	—	—	—
MFS Utilities	33,762,449	39,189,363	70,294,463	—	—	—	—	—
Oppenheimer Main Street	5,479,756	—	10,226,694	—	—	—	(120,482,965)	2010
							(6,207,803)	2011

							$(126,690,768)

PIMCO Core Bond	107,236,850	10,186,690	18,456,460	—	(1,084,096)	—

PIMCO High Yield	—	257,230	(10,374,717)	(499,061)	(684,692)	—	—	—
Pioneer Equity Income	—	—	(1,158,259)	(4,216,140)	—	—	(100,106)	2015
Pioneer Fund	1,608,880	4,118,071	18,268,285	—	—	—	—	—
Pioneer Mid Cap Value	19,484,071	45,183,442	26,381,807	—	—	—	—	—
Stock Index	8,460,563	4,474,098	77,806,360	—	—	—	—	—
VP Index Plus International Equity	63,681,521	26,159,842	(14,101,667)	—	(1,068,517)	(1,861,241)	—	—

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

Under U.S. federal income tax law, as specified in the Internal Revenue Code (the ”Code”) and U.S. Treasury regulations, the Portfolios must meet various technical requirements relating to fund administration, portfolio investments, and ”eligible investors” in the Portfolios. Complying with these requirements is a condition for beneficial tax treatment of certain insurance products that offer the Portfolios as investment options. The failure of the Portfolios to meet any of these complex requirements could result in an excise tax, administrative penalties imposed by the Internal Revenue Service, potential liability to insurers whose products include the Portfolios as investment options, and unanticipated costs associated with remedying a failure. It was disclosed in the Portfolios’ Annual Report for the year ended December 31, 2006, that an affiliate of a Portfolios’ investment adviser may have failed to limit the availability of Julius Baer Foreign, Legg Mason Value, Limited Maturity Bond, Marsico Growth, Marsico International Opportunities, MFS Total Return, PIMCO High Yield and VP Index Plus International Equity for investment to ”eligible investors” under the Code. Management has determined that it is more likely than not the Portfolios would sustain their tax positions relative to this matter.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. Upon

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 17 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, DSL, and ING Investments, the advisers to the ING Funds, has reported to the Boards of Directors/Trustees (the ”Boards”) of the ING Funds that, like many U.S. financial services companies, DSL and ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSL and ING Investments have advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL and ING Investments reported that management of U.S. affiliates of ING Groep N.V., including DSL and ING Investments (collectively, ”ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

DSL and ING Investments have advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. DSL and ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL and ING Investments have advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

DSL and ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSL and ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL and ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 17 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. DSL and ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 18 — SUBSEQUENT EVENTS

Dividends:  Subsequent to June 30, 2008, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

Disciplined Small Cap Value
Class I	$0.2446	$—	$—	July 17, 2008	July 14, 2008

Evergreen Health Sciences
Class ADV	$—	$—	$0.6209	July 17, 2008	July 14, 2008
Class I	$0.0487	$—	$0.6209	July 17, 2008	July 14, 2008
Class S	$0.0174	$—	$0.6209	July 17, 2008	July 14, 2008
Class S2	$0.0051	$—	$0.6209	July 17, 2008	July 14, 2008

Evergreen Omega
Class ADV	$—	$0.1617	$1.1908	July 17, 2008	July 14, 2008
Class I	$0.0600	$0.1617	$1.1908	July 17, 2008	July 14, 2008
Class S	$0.0208	$0.1617	$1.1908	July 17, 2008	July 14, 2008
Class S2	$0.0040	$0.1617	$1.1908	July 17, 2008	July 14, 2008

Global Resources
Class ADV	$0.3831	$1.2180	$2.6116	July 17, 2008	July 14, 2008
Class I	$0.4168	$1.2180	$2.6116	July 17, 2008	July 14, 2008
Class S	$0.3752	$1.2180	$2.6116	July 17, 2008	July 14, 2008
Class S2	$0.3259	$1.2180	$2.6116	July 17, 2008	July 14, 2008

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 18 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

International Growth Opportunities
Class ADV	$0.0433	$1.1657	$1.3662	July 17, 2008	July 14, 2008
Class I	$0.1252	$1.1657	$1.3662	July 17, 2008	July 14, 2008
Class S	$0.0939	$1.1657	$1.3662	July 17, 2008	July 14, 2008
Class S2	$0.0812	$1.1657	$1.3662	July 17, 2008	July 14, 2008

Janus Contrarian
Class ADV	$0.1073	$0.2667	$1.5971	July 17, 2008	July 14, 2008
Class I	$0.1076	$0.2667	$1.5971	July 17, 2008	July 14, 2008
Class S	$0.0803	$0.2667	$1.5971	July 17, 2008	July 14, 2008
Class S2	$0.0549	$0.2667	$1.5971	July 17, 2008	July 14, 2008

JPMorgan Emerging Markets Equity
Class ADV	$0.4812	$0.0345	$1.1983	July 17, 2008	July 14, 2008
Class I	$0.5469	$0.0345	$1.1983	July 17, 2008	July 14, 2008
Class S	$0.4997	$0.0345	$1.1983	July 17, 2008	July 14, 2008
Class S2	$0.4523	$0.0345	$1.1983	July 17, 2008	July 14, 2008

JPMorgan Small Cap Core Equity
Class ADV	$0.0023	$0.1867	$0.9138	July 17, 2008	July 14, 2008
Class I	$0.0939	$0.1867	$0.9138	July 17, 2008	July 14, 2008
Class S	$0.0547	$0.1867	$0.9138	July 17, 2008	July 14, 2008
Class S2	$0.0321	$0.1867	$0.9138	July 17, 2008	July 14, 2008

JPMorgan Value Opportunities
Class ADV	$0.1498	$0.6461	$0.4692	July 17, 2008	July 14, 2008
Class I	$0.1956	$0.6461	$0.4692	July 17, 2008	July 14, 2008
Class S	$0.1476	$0.6461	$0.4692	July 17, 2008	July 14, 2008
Class S2	$0.1228	$0.6461	$0.4692	July 17, 2008	July 14, 2008

Julius Baer Foreign
Class ADV	$—	$0.1889	$1.3538	July 17, 2008	July 14, 2008
Class I	$—	$0.1889	$1.3538	July 17, 2008	July 14, 2008
Class S	$—	$0.1889	$1.3538	July 17, 2008	July 14, 2008
Class S2	$—	$0.1889	$1.3538	July 17, 2008	July 14, 2008

Legg Mason Value
Class ADV	$—	$0.0983	$1.7658	July 17, 2008	July 14, 2008
Class I	$0.0226	$0.0983	$1.7658	July 17, 2008	July 14, 2008
Class S	$0.0013	$0.0983	$1.7658	July 17, 2008	July 14, 2008
Class S2	$—	$0.0983	$1.7658	July 17, 2008	July 14, 2008

Limited Maturity Bond
Class ADV	$0.6816	$0.0642	$0.0149	July 17, 2008	July 14, 2008
Class I	$0.7584	$0.0642	$0.0149	July 17, 2008	July 14, 2008
Class S	$0.7255	$0.0642	$0.0149	July 17, 2008	July 14, 2008
Class S2	$0.7201	$0.0642	$0.0149	July 17, 2008	July 14, 2008

Liquid Assets
Class I	$0.0020	$—	$—	August 1, 2008	Daily
Class S	$0.0018	$—	$—	August 1, 2008	Daily
Class S2	$0.0017	$—	$—	August 1, 2008	Daily

Marsico Growth
Class ADV	$—	$—	$—	July 17, 2008	July 14, 2008
Class I	$0.1288	$—	$—	July 17, 2008	July 14, 2008
Class S	$0.0811	$—	$—	July 17, 2008	July 14, 2008
Class S2	$0.0497	$—	$—	July 17, 2008	July 14, 2008

Marsico International Opportunities
Class ADV	$—	$0.7674	$0.6287	July 17, 2008	July 14, 2008
Class I	$0.1637	$0.7674	$0.6287	July 17, 2008	July 14, 2008
Class S	$0.1348	$0.7674	$0.6287	July 17, 2008	July 14, 2008
Class S2	$0.0436	$0.7674	$0.6287	July 17, 2008	July 14, 2008

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 18 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

MFS Total Return
Class ADV	$0.3348	$0.2223	$1.3833	July 17, 2008	July 14, 2008
Class I	$0.5761	$0.2223	$1.3833	July 17, 2008	July 14, 2008
Class S	$0.5230	$0.2223	$1.3833	July 17, 2008	July 14, 2008
Class S2	$0.4909	$0.2223	$1.3833	July 17, 2008	July 14, 2008

MFS Utilities
Class ADV	$0.1142	$0.7381	$1.0143	July 17, 2008	July 14, 2008
Class I	$0.1645	$0.7381	$1.0143	July 17, 2008	July 14, 2008
Class S	$0.1356	$0.7381	$1.0143	July 17, 2008	July 14, 2008
Class S2	$0.0293	$0.7381	$1.0143	July 17, 2008	July 14, 2008

Oppenheimer Main Street
Class ADV	$0.1881	$—	$—	July 17, 2008	July 14, 2008
Class I	$0.3186	$—	$—	July 17, 2008	July 14, 2008
Class S	$0.2560	$—	$—	July 17, 2008	July 14, 2008
Class S2	$0.2247	$—	$—	July 17, 2008	July 14, 2008

PIMCO Core Bond
Class ADV	$0.3059	$0.0548	$0.0407	July 17, 2008	July 14, 2008
Class I	$0.3816	$0.0548	$0.0407	July 17, 2008	July 14, 2008
Class S	$0.3698	$0.0548	$0.0407	July 17, 2008	July 14, 2008
Class S2	$0.3462	$0.0548	$0.0407	July 17, 2008	July 14, 2008

PIMCO High Yield
Class ADV	$—	$—	$0.0033	July 17, 2008	July 14, 2008
Class I	$—	$—	$0.0033	July 17, 2008	July 14, 2008
Class S	$—	$—	$0.0033	July 17, 2008	July 14, 2008
Class S2	$—	$—	$0.0033	July 17, 2008	July 14, 2008
Class ADV	$0.0488	$—	$—	August 1, 2008	Daily
Class I	$0.5345	$—	$—	August 1, 2008	Daily
Class S	$0.0515	$—	$—	August 1, 2008	Daily
Class S2	$0.0526	$—	$—	August 1, 2008	Daily

Pioneer Fund
Class ADV	$0.1039	$—	$0.4478	July 17, 2008	July 14, 2008
Class I	$0.2019	$—	$0.4478	July 17, 2008	July 14, 2008
Class S	$0.1636	$—	$0.4478	July 17, 2008	July 14, 2008
Class S2	$0.1106	$—	$0.4478	July 17, 2008	July 14, 2008

Pioneer Mid Cap Value
Class ADV	$—	$0.1430	$0.5172	July 17, 2008	July 14, 2008
Class I	$0.0996	$0.1430	$0.5172	July 17, 2008	July 14, 2008
Class S	$0.0661	$0.1430	$0.5172	July 17, 2008	July 14, 2008
Class S2	$0.0127	$0.1430	$0.5172	July 17, 2008	July 14, 2008

Stock Index
Class I	$0.1976	$0.0045	$0.1068	July 17, 2008	July 14, 2008
Class S	$0.1940	$0.0045	$0.1068	July 17, 2008	July 14, 2008
Class S2	$0.1958	$0.0045	$0.1068	July 17, 2008	July 14, 2008

VP Index Plus International Equity
Class ADV	$0.6609	$2.1659	$1.1941	July 17, 2008	July 14, 2008
Class I	$0.7567	$2.1659	$1.1941	July 17, 2008	July 14, 2008
Class S	$0.7109	$2.1659	$1.1941	July 17, 2008	July 14, 2008
Class S2	$0.6636	$2.1659	$1.1941	July 17, 2008	July 14, 2008

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 88.0%

		Aerospace/Defense: 0.5%
9,900	@	Esterline Technologies Corp.	$487,674

			487,674

		Agriculture: 0.5%
11,800		Universal Corp.	533,596

			533,596

		Airlines: 1.6%
52,300	@,L	Alaska Air Group, Inc.	802,282
58,000	@	JetBlue Airways Corp.	216,340
27,400	@	Republic Airways Holdings, Inc.	237,284
24,300		Skywest, Inc.	307,395

			1,563,301

		Apparel: 0.2%
9,700	@,L	Perry Ellis International, Inc.	205,834

			205,834

		Auto Parts & Equipment: 1.0%
16,000	L	American Axle & Manufacturing Holdings, Inc.	127,840
23,400	L	Cooper Tire & Rubber Co.	183,456
23,700	@,L	Lear Corp.	336,066
18,400		Superior Industries International	310,592

			957,954

		Banks: 6.2%
31,800	@@,L	Banco Latinoamericano de Exportaciones SA	514,842
29,900		Banner Corp.	264,914
19,400	L	Capitol Bancorp., Ltd.	174,018
27,900	L	Cathay General Bancorp.	303,273
41,200	L	Central Pacific Financial Corp.	439,192
84,100	L	Citizens Banking Corp.	237,162
45,900		Colonial BancGroup, Inc.	202,878
75,400	L	Corus Bankshares, Inc.	313,664
39,100	L	First State Bancorp.	215,050
11,900		FirstMerit Corp.	194,089
14,000	L	Greene County Bancshares, Inc.	196,280
31,500		Integra Bank Corp.	246,645
32,907	L	MainSource Financial Group, Inc.	510,059
32,800	L	Midwest Banc Holdings, Inc.	159,736
24,000	L	PacWest Bancorp	357,120
7,800	L	Prosperity Bancshares, Inc.	208,494
33,900	L	Renasant Corp.	499,347
63,200	L	South Financial Group, Inc.	247,744
14,000	L	Susquehanna Bancshares, Inc.	191,660
4,300		UMB Financial Corp.	220,461
29,700	L	Umpqua Holdings Corp.	360,261
11,200	L	WesBanco, Inc.	192,080

			6,248,969

		Biotechnology: 0.4%
18,300	L	Applera Corp. — Celera Genomics Group	207,888
2,700	@	Bio-Rad Laboratories, Inc.	218,403

			426,291

		Building Materials: 1.4%
32,169		Gibraltar Industries, Inc.	513,739
15,600	@,L	NCI Building Systems, Inc.	572,988
20,200	L	Quanex Building Products Corp.	300,172

			1,386,899

		Chemicals: 2.1%
5,700	L	CF Industries Holdings, Inc.	870,960
10,800	L	HB Fuller Co.	242,352
9,200	L	Olin Corp.	240,856
5,500	@,L	OM Group, Inc.	180,345
5,600	@	Rockwood Holdings, Inc.	194,880
8,700	L	Sensient Technologies Corp.	244,992
20,000	L	Spartech Corp.	188,600

			2,162,985

		Commercial Services: 3.6%
27,500	@,L	Albany Molecular Research, Inc.	364,925
15,900	@	Healthspring, Inc.	268,392
24,700	L	Kelly Services, Inc.	477,451
12,600	@,L	Kenexa Corp.	237,384
24,800	@,L	LECG Corp.	216,752
74,400	@,L	MPS Group, Inc.	790,872
17,400	@,L	Rent-A-Center, Inc.	357,918
23,600	@,L	SAIC, Inc.	491,116
54,600	@	Spherion Corp.	252,252
4,100		Watson Wyatt Worldwide, Inc.	216,849

			3,673,911

		Computers: 2.2%
4,500	@,L	CACI International, Inc.	205,965
105,200	@	Ciber, Inc.	653,292
15,400	@	Electronics for Imaging	224,840
16,800	@	Mentor Graphics Corp.	265,440
41,800	@,@@, L	Ness Technologies, Inc.	423,016
15,900	@	Perot Systems Corp.	238,659
25,000	@,L	Radisys Corp.	226,500

			2,237,712

		Distribution/Wholesale: 0.2%
4,800	L	Owens & Minor, Inc.	219,312

			219,312

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services: 0.2%
11,300	@	Knight Capital Group, Inc.	$203,174

			203,174

		Electric: 5.5%
72,500	@	Aquila, Inc.	273,325
12,300		Avista Corp.	263,958
14,000	L	Black Hills Corp.	448,840
8,500	L	CH Energy Group, Inc.	302,345
34,400		Cleco Corp.	802,552
11,300	@	El Paso Electric Co.	223,740
24,300	L	Empire District Electric Co.	450,522
7,800	L	Idacorp, Inc.	225,342
9,800		NorthWestern Corp.	249,116
46,800		Portland General Electric Co.	1,053,936
59,400		Westar Energy, Inc.	1,277,694

			5,571,370

		Electrical Components & Equipment: 1.7%
10,000	@	GrafTech International Ltd.	268,300
19,100	L	Insteel Industries, Inc.	349,721
25,400	@,L	Superior Essex, Inc.	1,133,602

			1,751,623

		Electronics: 3.1%
64,500	@,L	Benchmark Electronics, Inc.	1,053,930
17,100		Brady Corp.	590,463
112,500	@,L	Kemet Corp.	364,500
19,500		Methode Electronics, Inc.	203,775
37,800	L	Watts Water Technologies, Inc.	941,220

			3,153,888

		Engineering & Construction: 1.0%
35,000	@	EMCOR Group, Inc.	998,550

			998,550

		Entertainment: 0.2%
37,800	@,L	Bluegreen Corp.	228,690

			228,690

		Food: 2.4%
16,100	@,L	Chiquita Brands International, Inc.	244,237
36,100	@,@@, L	Fresh Del Monte Produce, Inc.	850,877
7,900	@,L	Hain Celestial Group, Inc.	185,492
17,400		Imperial Sugar Co.	270,222
5,900	L	Ruddick Corp.	202,429
19,000	@,L	TreeHouse Foods, Inc.	460,940
15,300	@,L	Winn-Dixie Stores, Inc.	245,106

			2,459,303

		Forest Products & Paper: 2.0%
73,600	@	Buckeye Technologies, Inc.	622,656
17,100		Glatfelter	231,021
57,600	@,L	Mercer International, Inc.	430,848
4,500	L	Potlatch Corp.	203,040
11,300	L	Rock-Tenn Co.	338,887
13,800		Schweitzer-Mauduit International, Inc.	232,530

			2,058,982

		Gas: 2.3%
7,700	L	Laclede Group, Inc.	310,849
5,800		Nicor, Inc.	247,022
8,200	L	Piedmont Natural Gas Co.	214,512
9,200		Southwest Gas Corp.	273,516
37,200		WGL Holdings, Inc.	1,292,328

			2,338,227

		Hand/Machine Tools: 0.6%
5,800		Baldor Electric Co.	202,884
18,200		Hardinge, Inc.	239,694
4,800		Regal-Beloit Corp.	202,800

			645,378

		Healthcare — Products: 2.5%
20,000	@	Cantel Medical Corp.	202,400
41,500	@,L	Conmed Corp.	1,101,825
50,272		Invacare Corp.	1,027,560
6,000	@,L	Inverness Medical Innovations, Inc.	199,020

			2,530,805

		Healthcare — Services: 3.1%
17,600	@	AMERIGROUP Corp.	366,080
22,200	@,L	Amsurg Corp.	540,570
14,600	@,L	Apria Healthcare Group, Inc.	283,094
11,700	@,L	Gentiva Health Services, Inc.	222,885
10,900	@,L	Healthsouth Corp.	181,267
7,546	@	Kindred Healthcare, Inc.	217,023
33,800	@,L	RehabCare Group, Inc.	541,814
44,500	@	Res-Care, Inc.	791,210

			3,143,943

		Holding Companies — Diversified: 0.4%
37,500		Compass Diversified Trust	428,625

			428,625

		Household Products/Wares: 1.5%
54,400	L	American Greetings Corp.	671,296
34,800	@	Helen of Troy Ltd.	560,976
25,500	@	Prestige Brands Holdings, Inc.	271,830

			1,504,102

		Insurance: 6.6%
25,900	L	American Equity Investment Life Holding Co.	211,085
25,200	@,@@	Argo Group International Holdings Ltd.	845,712
55,043	@@	Aspen Insurance Holdings Ltd.	1,302,866
9,200	@@,L	Assured Guaranty Ltd.	165,508
7,000		Hilb Rogal & Hobbs Co.	304,220
45,500	@@	IPC Holdings Ltd.	1,208,025
18,100	@@,L	Max Re Capital Ltd.	386,073
13,800	@@,L	Montpelier Re Holdings Ltd.	203,550
20,500	@@	Platinum Underwriters Holdings Ltd.	668,505
12,900		Presidential Life Corp.	198,918
4,500	@	ProAssurance Corp.	216,495
7,700		Safety Insurance Group, Inc.	274,505
16,100	@,L	SeaBright Insurance Holdings, Inc.	233,128
18,100	@,@@, L	United America Indemnity Ltd.	241,997
5,800		Zenith National Insurance Corp.	203,928

			6,664,515

		Internet: 2.1%
54,300	@	Avocent Corp.	1,009,980
20,250	@,L	CMGI, Inc.	214,650
16,400	L	FTD Group, Inc.	218,612
37,900	@,L	Secure Computing Corp.	156,906
34,100	@	TIBCO Software, Inc.	260,865
22,000	@	Vignette Corp.	264,000

			2,125,013

		Investment Companies: 4.1%
62,705	L	Apollo Investment Corp.	898,563
76,206		Ares Capital Corp.	768,156

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Investment Companies (continued)
62,700	L	Hercules Technology Growth Capital, Inc.	$559,911
20,500	L	Kohlberg Capital Corp.	205,000
88,400		MCG Capital Corp.	351,832
40,000	L	MVC Capital, Inc.	547,600
31,309	L	Patriot Capital Funding, Inc.	195,681
45,300		Prospect Capital Corp.	597,054

			4,123,797

		Iron/Steel: 0.3%
2,300		Schnitzer Steel Industries, Inc.	263,580

			263,580

		Machinery — Diversified: 0.8%
31,300	L	Briggs & Stratton Corp.	396,884
23,400	@,L	Gerber Scientific, Inc.	266,292
2,500	L	Nacco Industries, Inc.	185,875

			849,051

		Media: 1.3%
51,300	L	Belo Corp.	375,003
59,700	@,L	Cox Radio, Inc.	704,460
8,900	@,L	Scholastic Corp.	255,074

			1,334,537

		Metal Fabricate/Hardware: 0.9%
53,900	L	Mueller Water Products, Inc.	434,973
20,400	L	Worthington Industries	418,200

			853,173

		Mining: 0.9%
69,900	@	Coeur d’Alene Mines Corp.	202,710
3,000		Compass Minerals International, Inc.	241,680
3,700		Kaiser Aluminum Corp.	198,061
48,000	@,L	USEC, Inc.	291,840

			934,291

		Miscellaneous Manufacturing: 1.4%
5,700		Aptargroup, Inc.	239,115
23,400	@	Griffon Corp.	204,984
5,100		Koppers Holdings, Inc.	213,537
49,800		Tredegar Corp.	732,060

			1,389,696

		Office/Business Equipment: 1.1%
96,900		IKON Office Solutions, Inc.	1,093,032

			1,093,032

		Oil & Gas: 5.5%
6,100	@	Bronco Drilling Co., Inc.	112,118
24,000	@,L	Grey Wolf, Inc.	216,720
27,500	@,L	Hercules Offshore, Inc.	1,045,550
26,900	@,L	Parker Drilling Co.	269,269
38,300	@,L	Rosetta Resources, Inc.	1,091,550
20,100	@,L	Stone Energy Corp.	1,324,791
22,200	@,L	Swift Energy Co.	1,466,532

			5,526,530

		Oil & Gas Services: 3.1%
18,200	@,L	Allis-Chalmers Energy, Inc.	323,960
6,000	@	Complete Production Services, Inc.	218,520
4,600	@,L	Hornbeck Offshore Services, Inc.	259,946
14,400	@,L	Oil States International, Inc.	913,536
3,300	@,L	SEACOR Holdings, Inc.	295,383
23,000	@,L	Trico Marine Services, Inc.	837,660
13,700	@,L	Union Drilling, Inc.	297,016

			3,146,021

		Pharmaceuticals: 0.2%
10,300	@,L	Alpharma, Inc.	232,059

			232,059

		Retail: 2.6%
24,800	L	Asbury Automotive Group, Inc.	318,680
10,600	L	Group 1 Automotive, Inc.	210,622
24,900	L	Haverty Furniture Cos., Inc.	249,996
15,500	@	Insight Enterprises, Inc.	181,815
25,700	@,L	MarineMax, Inc.	184,269
43,000	L	O’Charleys, Inc.	432,580
8,300		Regis Corp.	218,705
17,400	@,L	Rush Enterprises, Inc. — Class A	208,974
20,400	L	Sonic Automotive, Inc.	262,956
34,600	L	Stage Stores, Inc.	403,782

			2,672,379

		Savings & Loans: 0.9%
15,800	L	First Niagara Financial Group, Inc.	203,188
18,600	L	First Place Financial Corp.	174,840
16,100		NewAlliance Bancshares, Inc.	200,928
20,400	L	Provident Financial Services, Inc.	285,804

			864,760

		Semiconductors: 4.0%
24,600	@	Axcelis Technologies, Inc.	120,048
49,132	@,L	Brooks Automation, Inc.	406,322
55,105	@,L	DSP Group, Inc.	385,735
137,600	@,L	Entegris, Inc.	901,280
47,800	@	MKS Instruments, Inc.	1,046,820
13,600	@	Omnivision Technologies, Inc.	164,424
30,200	@,L	Skyworks Solutions, Inc.	298,074
61,700	@	Zoran Corp.	721,890

			4,044,593

		Software: 2.0%
10,600	@,L	Avid Technology, Inc.	180,094
25,700	@	Digi International, Inc.	201,745
35,800	@,L	JDA Software Group, Inc.	647,980
7,823	@	Sybase, Inc.	230,153
31,500	@,L	SYNNEX Corp.	790,335

			2,050,307

		Telecommunications: 2.4%
88,900	@	3Com Corp.	188,468
3,500	@	Anixter International, Inc.	208,215
10,900		Atlantic Tele-Network, Inc.	299,859
12,800		Black Box Corp.	348,032
23,900	@,L	Harris Stratex Networks, Inc.	226,811
22,400	@,L	Oplink Communications, Inc.	215,040
126,200	@,L	RF Micro Devices, Inc.	365,980
77,900	@	Sycamore Networks, Inc.	250,838
20,408	@,L	Syniverse Holdings, Inc.	330,610

			2,433,853

		Toys/Games/Hobbies: 0.4%
19,800	@,L	Jakks Pacific, Inc.	432,630

			432,630

		Transportation: 1.0%
10,200	L	Arkansas Best Corp.	373,728
11,700	@,L	Gulfmark Offshore, Inc.	680,706

			1,054,434

		Total Common Stock (Cost $106,144,035)	89,209,349

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

REAL ESTATE INVESTMENT TRUSTS: 9.3%

		Diversified: 0.5%
5,000		Entertainment Properties Trust	$247,200
16,000		Lexington Corporate Properties Trust	218,080

			465,280

		Health Care: 1.1%
87,600	L	Medical Properties Trust, Inc.	886,512
10,600		Senior Housing Properties Trust	207,018

			1,093,530

		Hotels: 3.0%
120,100		Ashford Hospitality Trust, Inc.	554,862
19,200		DiamondRock Hospitality Co.	209,088
67,450		FelCor Lodging Trust, Inc.	708,225
66,300		Hersha Hospitality Trust	500,565
65,800		Sunstone Hotel Investors, Inc.	1,092,280

			3,065,020

		Mortgage: 1.9%
72,300		Gramercy Capital Corp.	837,957
115,100	L	Northstar Realty Finance Corp.	957,632
24,000		Resource Capital Corp.	173,040

			1,968,629

		Office Property: 1.2%
2,200		Alexandria Real Estate Equities, Inc.	214,148
40,700		BioMed Realty Trust, Inc.	998,371

			1,212,519

		Single Tenant: 1.4%
56,400	L	National Retail Properties, Inc.	1,178,760
9,200	L	Realty Income Corp.	209,392

			1,388,152

		Warehouse/Industrial: 0.2%
24,700		DCT Industrial Trust, Inc.	204,516

			204,516

		Total Real Estate Investment Trusts (Cost $11,559,252)	9,397,646

EXCHANGE-TRADED FUNDS: 2.0%

		Exchange-Traded Funds: 2.0%
31,000	L	iShares Russell 2000 Value Index Fund	1,984,000

		Total Exchange-Traded Funds (Cost $2,013,659)	1,984,000

		Total Long-Term Investments (Cost $119,716,946)	100,590,995

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 30.4%

		Repurchase Agreement: 2.7%
$2,783,000		Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $2,783,186 to be received upon repurchase (Collateralized by $2,880,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $2,843,136, due 12/30/08)	$2,783,000

		Total Repurchase Agreement (Cost $2,783,000)	2,783,000

		Securities Lending CollateralCC: 27.7%
28,077,803		Bank of New York Mellon Corp. Institutional Cash Reserves	28,077,803

		Total Securities Lending Collateral (Cost $28,077,803)	28,077,803

		Total Short-Term Investments (Cost $30,860,803)	30,860,803

	Total Investments in Securities
	(Cost $150,577,749)*	129.7%	$131,451,798
	Other Assets and Liabilities - Net	(29.7)	(30,140,163)

	Net Assets	100.0%	$101,311,635

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.

*	Cost for federal income tax purposes is $155,563,046.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,087,555
Gross Unrealized Depreciation	(28,198,803)

Net Unrealized Depreciation	$(24,111,248)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio
as of June 30, 2008 (Unaudited) (continued)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$128,668,798	$—
Level 2 — Other Significant Observable Inputs	2,783,000	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$131,451,798	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 91.6%

		Agriculture: 0.8%
45,000		Archer-Daniels-Midland Co.	$1,518,750

			1,518,750

		Biotechnology: 12.8%
50,069	@	Alexion Pharmaceuticals, Inc.	3,630,003
72,497	@	AMAG Pharmaceuticals, Inc.	2,472,148
47,080	@	Amgen, Inc.	2,220,293
24,936	@	Bio-Rad Laboratories, Inc.	2,017,073
48,735	@	Celgene Corp.	3,112,704
241,000	@	Enzo Biochem, Inc.	2,704,020
16,267	@	Genentech, Inc.	1,234,665
130,818	@	Human Genome Sciences, Inc.	681,562
154,721	@	Incyte Corp.	1,177,427
191,592	@	Orchid Cellmark, Inc.	498,139
52,071	@	OSI Pharmaceuticals, Inc.	2,151,574
58,363	@	Regeneron Pharmaceuticals, Inc.	842,762
149,909	@,I	Sequenom, Inc.	2,392,548

			25,134,918

		Chemicals: 6.4%
118,486	@@	Bayer AG	9,946,851
8,000	@@	Syngenta AG	2,591,782

			12,538,633

		Commercial Services: 2.2%
36,000		McKesson Corp.	2,012,760
55,500		Pharmaceutical Product Development, Inc.	2,380,950

			4,393,710

		Electronics: 4.5%
67,000		Applera Corp. — Applied Biosystems Group	2,243,160
69,500		PerkinElmer, Inc.	1,935,575
83,417	@	Thermo Electron Corp.	4,648,829

			8,827,564

		Healthcare — Products: 25.2%
88,417	@	Abiomed, Inc.	1,569,402
89,500	@	Arthrocare Corp.	3,652,495
25,000	@,@@	Axis-Shield PLC	152,265
38,500		Baxter International, Inc.	2,461,690
39,000		Beckman Coulter, Inc.	2,633,670
27,000		Becton Dickinson & Co.	2,195,100
182,000	@	Boston Scientific Corp.	2,236,780
59,515	@	Cepheid, Inc.	1,673,562
70,000	@@	Covidien Ltd.	3,352,300
152,000		ev3, Inc.	1,440,960
27,331	@@	Fresenius AG	2,369,871
53,093	@	Gen-Probe, Inc.	2,520,856
59,500	@	Helicos BioSciences Corp.	279,650
112,000	@	Hologic, Inc.	2,441,600
87,000	@	Inverness Medical Innovations, Inc.	2,885,790
77,000		Medtronic, Inc.	3,984,750
139,084	@	NMT Medical, Inc.	649,522
55,000	@,@@	Qiagen NV	1,107,150
168,274	@@	Smith & Nephew PLC	1,846,203
37,205	@	St. Jude Medical, Inc.	1,520,940
131,000	@	Thoratec Corp.	2,278,090
62,500	@	Trans1, Inc.	941,875
50,000	@	Varian Medical Systems, Inc.	2,592,500
73,500	@	Zoll Medical Corp.	2,474,745

			49,261,766

		Healthcare — Services: 4.3%
23,000		Aetna, Inc.	932,190
37,517		Brookdale Senior Living, Inc.	763,846
23,000		Cigna Corp.	813,970
127,000	@	Emeritus Corp.	1,856,740
39,887	@@	Fresenius Medical Care AG & Co. KGaA	2,192,639
50,000	@	Psychiatric Solutions, Inc.	1,892,000

			8,451,385

		Pharmaceuticals: 31.8%
72,607		Abbott Laboratories	3,845,993
39,000		Allergan, Inc.	2,029,950
1,086,500	@,@@	Antisoma PLC	495,609
89,000	@	Auxilium Pharmaceuticals, Inc.	2,992,180
54,000	@	Barr Pharmaceuticals, Inc.	2,434,320
66,000	@	Biodel, Inc.	858,000
86,740	@	BioMarin Pharmaceuticals, Inc.	2,513,725
107,146		Bristol-Myers Squibb Co.	2,199,707
77,500		Cardinal Health, Inc.	3,997,450
54,000	@,@@	Cardiome Pharma Corp.	475,200
42,500	@	Cephalon, Inc.	2,834,325
93,200	@@	Chugai Pharmaceutical Co., Ltd.	1,490,244
127,835	@,@@	Eurand NV	1,817,814
102,000	@	Forest Laboratories, Inc.	3,543,480
51,842	@	Hospira, Inc.	2,079,383
194,379	@	Indevus Pharmaceuticals, Inc.	305,175
75,000	@	Inspire Pharmaceuticals, Inc.	321,000
66,976	@@	Ipsen	3,422,918
176,127	@	Isis Pharmaceuticals, Inc.	2,400,611
32,000	@	Medco Health Solutions, Inc.	1,510,400
90,483		Merck & Co., Inc.	3,410,304
16,504	@@	Merck KGaA	2,340,059
34,843	@@	Novartis AG ADR	1,917,759
13,908	@@	Roche Holding AG	2,500,273
118,183		Schering-Plough Corp.	2,327,023
75,000	@	Sepracor, Inc.	1,494,000
170,126	@	Spectrum Pharmaceuticals, Inc.	236,475
25,000	@@	Teva Pharmaceutical Industries Ltd. ADR	1,145,000
343,000	@,@@	Theratechnologies, Inc.	1,580,955

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals (continued)
106,000	@	Theravance, Inc.	$1,258,220
24,500	@	United Therapeutics Corp.	2,394,875

			62,172,427

		Retail: 2.2%
107,559		CVS Caremark Corp.	4,256,111

			4,256,111

		Software: 1.4%
53,000	@	Cerner Corp.	2,394,540
373,990	@,@@,I	Medipattern Corp.	366,765

			2,761,305

		Total Common Stock (Cost $178,991,770)	179,316,569

EXCHANGE-TRADED FUNDS: 1.5%

		Exchange-Traded Funds: 1.5%
50,000		Health Care Select Sector SPDR Fund	1,529,000
22,000		Pharmaceutical HOLDRs Trust	1,484,340

		Total Exchange-Traded Funds (Cost $3,300,592)	3,013,340

		Total Long-Term Investments (Cost $182,292,362)	182,329,909

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 6.5%

		U.S. Government Agency Obligations: 6.5%
$12,652,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$12,651,367

		Total Short-Term Investments (Cost $12,651,367)	12,651,367

	Total Investments in Securities
	(Cost $194,943,729)*	99.6%	$194,981,276
	Other Assets and Liabilities - Net	0.4	823,789

	Net Assets	100.0%	$195,805,065

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
I	Illiquid security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $195,122,840.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$24,085,863
Gross Unrealized Depreciation	(24,227,427)

Net Unrealized Depreciation	$(141,564)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$152,981,195	$—
Level 2 — Other Significant Observable Inputs	42,000,081	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$194,981,276	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.2%

		Advertising: 2.5%
92,508		Omnicom Group	$4,151,759

			4,151,759

		Apparel: 3.1%
309,700	@	Timberland Co.	5,063,595

			5,063,595

		Beverages: 1.0%
32,687		Coca-Cola Co.	1,699,070

			1,699,070

		Biotechnology: 5.8%
185,787	@	Amgen, Inc.	8,761,715
13,986	@	Biogen Idec, Inc.	781,678

			9,543,393

		Commercial Services: 5.2%
72,380		Automatic Data Processing, Inc.	3,032,722
37,550	@	Bankrate, Inc.	1,467,079
49,950	@	Visa, Inc.	4,061,435

			8,561,236

		Computers: 2.4%
180,114	@	Dell, Inc.	3,940,894

			3,940,894

		Cosmetics/Personal Care: 1.7%
46,453		Procter & Gamble Co.	2,824,807

			2,824,807

		Diversified Financial Services: 3.4%
76,500		Citigroup, Inc.	1,282,140
97,700		Legg Mason, Inc.	4,256,789

			5,538,929

		Food: 1.7%
66,900		McCormick & Co., Inc.	2,385,654
19,700		Whole Foods Market, Inc.	466,693

			2,852,347

		Healthcare — Products: 6.8%
116,221		Medtronic, Inc.	6,014,437
35,704	@	St. Jude Medical, Inc.	1,459,580
54,862	@	Zimmer Holdings, Inc.	3,733,359

			11,207,376

		Healthcare — Services: 1.8%
63,100	@	WellPoint, Inc.	3,007,346

			3,007,346

		Household Products/Wares: 2.2%
68,200		Clorox Co.	3,560,040

			3,560,040

		Insurance: 4.3%
266,231		Marsh & McLennan Cos., Inc.	7,068,433

			7,068,433

		Internet: 11.2%
136,682	@	Amazon.com, Inc.	10,022,891
75,750	@	Blue Nile, Inc.	3,220,890

9,915	@	Google, Inc. — Class A	5,219,454

			18,463,235

		Leisure Time: 0.7%
35,543		Carnival Corp.	1,171,497

			1,171,497

		Media: 3.0%
88,200		Factset Research Systems, Inc.	4,970,952

			4,970,952

		Miscellaneous Manufacturing: 0.9%
38,274	@@	Tyco International Ltd.	1,532,491

			1,532,491

		Oil & Gas: 1.5%
12,900		Chevron Corp.	1,278,777
13,324		ConocoPhillips	1,257,652

			2,536,429

		Pharmaceuticals: 7.5%
173,968		Bristol-Myers Squibb Co.	3,571,563
161,850	@@	Novartis AG ADR	8,908,224

			12,479,787

		Retail: 2.9%
41,859		Best Buy Co., Inc.	1,657,616
62,050		Home Depot, Inc.	1,453,211
37,963		Target Corp.	1,764,900

			4,875,727

		Semiconductors: 8.7%
403,528		Altera Corp.	8,353,029
73,345		Intel Corp.	1,575,451
17,771		KLA-Tencor Corp.	723,457
69,850		Linear Technology Corp.	2,275,015
51,821		Texas Instruments, Inc.	1,459,279

			14,386,231

		Software: 7.4%
187,306		Microsoft Corp.	5,152,788
340,042	@	Oracle Corp.	7,140,882

			12,293,670

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares				Value

		Telecommunications: 7.0%
179,870	@	Cisco Systems, Inc.		$4,183,776
165,762		Qualcomm, Inc.		7,354,860

				11,538,636

		Textiles: 2.9%
181,300		Cintas Corp.		4,806,263

				4,806,263

		Transportation: 3.6%
122,500		Expeditors International Washington, Inc.		5,267,500
10,500		United Parcel Service, Inc. — Class B		645,435

				5,912,935

		Total Common Stock (Cost $167,948,244)		163,987,078

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 0.6%

		U.S. Government Agency Obligations: 0.6%
$1,062,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08		$1,061,947

		Total Short-Term Investments (Cost $1,061,947)		1,061,947

	Total Investments in Securities
		(Cost $169,010,191)*	99.8%	$165,049,025
		Other Assets and Liabilities - Net	0.2	272,088

		Net Assets	100.0%	$165,321,113

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $169,084,575.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$15,103,212
Gross Unrealized Depreciation	(19,138,762)

Net Unrealized Depreciation	$(4,035,550)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$163,987,078	$—
Level 2 — Other Significant Observable Inputs	1,061,947	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$165,049,025	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 94.9%

		Aerospace/Defense: 1.5%
51,917	@@	BAE Systems PLC	$455,691
45,650		Kaman Corp.	1,038,994
21,300	@	LMI Aerospace, Inc.	374,241
79,591	@@	Meggitt PLC	335,759
8,654	@@	Thales SA	492,256

			2,696,941

		Agriculture: 0.3%
13,829	@@	Imperial Tobacco Group PLC	513,728

			513,728

		Airlines: 0.2%
14,733	@@	Air France-KLM	351,424

			351,424

		Auto Manufacturers: 1.8%
5,223	@@	DaimlerChrysler AG	323,302
150,500	S	General Motors Corp.	1,730,750
6,651	@@	Peugeot SA	359,235
21,520	@@	Scania AB — B Shares	292,999
9,500	@@	Toyota Motor Corp.	448,438

			3,154,724

		Auto Parts & Equipment: 1.0%
28,000	@@	Autoliv, Inc.	1,305,360
4,007	@@	Continental AG	409,467

			1,714,827

		Banks: 1.2%
86,200		Bank of America Corp.	2,057,594

			2,057,594

		Building Materials: 1.3%
5,581	@@	Cie de Saint-Gobain	345,636
14,733	@@	CRH PLC	428,195
3,864	@@	Geberit AG — Reg	567,308
32,300	@@	JS Group Corp.	514,275
3,149	@@	Lafarge SA	480,184

			2,335,598

		Chemicals: 4.9%
6,509	@@	Akzo Nobel NV	445,436
24,850		Eastman Chemical Co.	1,711,171
85,850		EI Du Pont de Nemours & Co.	3,682,107
17,150		Penford Corp.	255,192
21,600		PPG Industries, Inc.	1,239,192
28,000		Rohm & Haas Co.	1,300,320

			8,633,418

		Commercial Services: 3.0%
15,734	@@	Abertis Infraestructuras SA	372,248
35,756	@@	Bunzl PLC	464,422
46,550		Deluxe Corp.	829,521
26,850	@	Exponent, Inc.	843,359
81,150	@,S	Hackett Group, Inc.	465,801
26,800	@	Kendle International, Inc.	973,644
40,400		RR Donnelley & Sons Co.	1,199,476

			5,148,471

		Computers: 2.2%
52,900		Diebold, Inc.	1,882,182
60,200	@	Netscout Systems, Inc.	642,936
58,600	@	Radiant Systems, Inc.	628,778
39,100	@	Stratasys, Inc.	721,786

			3,875,682

		Distribution/Wholesale: 1.0%
32,300		Genuine Parts Co.	1,281,664
36,600	@@	Sumitomo Corp.	480,861

			1,762,525

		Diversified Financial Services: 3.0%
130,150		Citigroup, Inc.	2,181,314
87,650		JPMorgan Chase & Co.	3,007,272

			5,188,586

		Electric: 1.8%
37,550		Constellation Energy Group, Inc.	3,082,855

			3,082,855

		Electronics: 1.3%
26,800		Badger Meter, Inc.	1,354,204
69,500		Methode Electronics, Inc.	726,275
24,850	@	Spectrum Control, Inc.	203,770

			2,284,249

		Engineering & Construction: 4.9%
6,223	@@	Bouygues SA	410,575
26,250		Fluor Corp.	4,884,600
7,225	@@	Grupo Ferrovial	445,106
35,650	@	Layne Christensen Co.	1,561,114
12,944	@@	Sacyr Vallehermoso SA	395,148
129,300	@@	SembCorp Industries Ltd.	396,915
6,796	@@	Vinci SA	414,991

			8,508,449

		Entertainment: 0.2%
52,203	@@	Aristocrat Leisure Ltd.	320,630

			320,630

		Environmental Control: 1.0%
45,950		Waste Management, Inc.	1,732,775

			1,732,775

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Food: 4.5%
28,821	@@	Associated British Foods PLC	$434,126
26,499	@@	Cadbury PLC	333,844
63,600		ConAgra Foods, Inc.	1,226,208
7,300	@@	Danisco A/S	468,024
5,794	@@	Delhaize Group	388,073
38,800		Hershey Co.	1,271,864
32,400		HJ Heinz Co.	1,550,340
60,713	@@	J Sainsbury PLC	383,268
117,800	@,@@	SunOpta, Inc.	611,382
54,204	@@	Tesco PLC	396,464
13,876	@@	Unilever NV	392,395
17,307	@@	Woolworths Ltd.	405,588

			7,861,576

		Food Service: 0.3%
8,225	@@	Sodexho Alliance SA	538,078

			538,078

		Forest Products & Paper: 1.6%
46,950		International Paper Co.	1,093,935
47,950		MeadWestvaco Corp.	1,143,128
106,300	@@	OJI Paper Co., Ltd.	499,908

			2,736,971

		Gas: 0.4%
14,750		EnergySouth, Inc.	723,635

			723,635

		Healthcare — Products: 2.2%
22,950	@	Cynosure, Inc.	454,869
21,500	@	Exactech, Inc.	552,765
41,900	@	Hanger Orthopedic Group, Inc.	690,931
34,550	@	IRIS International, Inc.	540,708
50,000	@,S	Sonic Innovations, Inc.	167,000
33,550	@	SurModics, Inc.	1,504,382

			3,910,655

		Holding Companies — Diversified: 0.2%
86,955	@@	TUI Travel PLC	353,360

			353,360

		Home Builders: 0.9%
40,900		MDC Holdings, Inc.	1,597,554

			1,597,554

		Home Furnishings: 0.3%
26,850	@	Universal Electronics, Inc.	561,165

			561,165

		Household Products/Wares: 1.5%
28,600		Avery Dennison Corp.	1,256,398
21,600		Kimberly-Clark Corp.	1,291,248

			2,547,646

		Internet: 0.7%
114,900	@	NIC, Inc.	784,767
14,400	@@	Trend Micro, Inc.	474,871

			1,259,638

		Iron/Steel: 5.5%
20,597	@@	Acerinox SA	472,601
10,000	@@	JFE Holdings, Inc.	504,182
20,300		Olympic Steel, Inc.	1,541,176
18,740	@@	Ssab Svenskt Stal AB	601,016
8,941	@@	ThyssenKrupp AG	560,349
32,300		United States Steel Corp.	5,968,394

			9,647,718

		Leisure Time: 1.4%
34,150		Carnival Corp.	1,125,584
31,300		Polaris Industries, Inc.	1,263,894

			2,389,478

		Lodging: 0.5%
6,367	@@	Accor SA	422,960
29,248	@@	Intercontinental Hotels Group PLC	389,819

			812,779

		Machinery — Construction & Mining: 0.3%
34,180	@@	Atlas Copco AB	499,895

			499,895

		Machinery — Diversified: 3.6%
57,000	@@	Amada Co., Ltd.	450,925
35,250	@	Columbus McKinnon Corp.	848,820
41,900		Deere & Co.	3,022,247
14,446	@@	Kone OYJ	504,973
34,650		Tennant Co.	1,041,926
18,021	@@	Zardoya-Otis SA	372,981

			6,241,872

		Media: 1.2%
86,650	S	Belo Corp.	633,412
41,119	@@	British Sky Broadcasting PLC	385,394
6,796	@@	Lagardere SCA	384,441
32,759	@@	Reed Elsevier PLC	373,305
15,734	@@	Wolters Kluwer NV	366,223

			2,142,775

		Metal Fabricate/Hardware: 1.0%
25,730	@@	Assa Abloy AB	370,204
39,700	@	RBC Bearings, Inc.	1,322,804

			1,693,008

		Mining: 0.2%
170,835	@@	Oxiana Ltd.	427,831

			427,831

		Miscellaneous Manufacturing: 4.8%
142,800		General Electric Co.	3,811,332
38,800		Koppers Holdings, Inc.	1,624,556
21,400	@	Park-Ohio Holdings Corp.	315,864
54,000		Textron, Inc.	2,588,220

			8,339,972

		Oil & Gas: 8.1%
10,600		Diamond Offshore Drilling	1,474,884
38,050		Hess Corp.	4,801,521
45,450		Murphy Oil Corp.	4,456,373
80,000	@@	Nippon Mining Holdings, Inc.	502,288
67,435	@@	Origin Energy Ltd.	1,043,329
12,231	@@	Royal Dutch Shell PLC — Class B	489,767
16,678	@@	Statoil ASA	622,252
11,800	@@	Woodside Petroleum Ltd.	762,709

			14,153,123

		Oil & Gas Services: 4.3%
16,150	@	Bolt Technology Corp.	364,506
18,400	@	Mitcham Industries, Inc.	314,272
34,350	@	NATCO Group, Inc.	1,873,106
16,735	@@	SBM Offshore NV	615,777
51,600		Smith International, Inc.	4,290,024

			7,457,685

		Packaging & Containers: 1.5%
55,750		Bemis Co.	1,249,915
46,350		Sonoco Products Co.	1,434,533

			2,684,448

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals: 7.8%
12,000	@@	Astellas Pharma, Inc.	$510,302
41,400	@	Bentley Pharmaceuticals, Inc.	668,610
28,000		Eli Lilly & Co.	1,292,480
53,200	@	Express Scripts, Inc.	3,336,704
76,800	@,S	Medco Health Solutions, Inc.	3,624,960
9,011	@@	Novartis AG	495,895
166,250		Pfizer, Inc.	2,904,388
5,507	@@	Sanofi-Aventis	365,935
8,500	@@	Takeda Pharmaceutical Co., Ltd.	432,306

			13,631,580

		Real Estate: 0.2%
128,700	@@	Fraser and Neave Ltd.	429,372

			429,372

		Retail: 2.9%
142,850		Home Depot, Inc.	3,345,547
3,434	@@	PPR	379,089
70,850	@	Rush Enterprises, Inc. — Class A	850,909
18,737	@@	Whitbread PLC	456,923

			5,032,468

		Semiconductors: 1.4%
39,300	@	Netlogic Microsystems, Inc.	1,304,760
47,100	@	Pericom Semiconductor Corp.	698,964
35,471	@@	STMicroelectronics NV	366,970

			2,370,694

		Software: 0.8%
78,200	@	Phase Forward, Inc.	1,405,254

			1,405,254

		Telecommunications: 5.4%
89,500		AT&T, Inc.	3,015,255
16,878	@@	Elisa OYJ	352,264
32,450	@	GeoEye, Inc.	574,690
13,876	@@	Hellenic Telecommunications Organization SA	349,554
60,300	@	Novatel Wireless, Inc.	671,139
274	@@	NTT DoCoMo, Inc.	401,887
19,738	@@	SES — FDR	498,603
43,250		Shenandoah Telecom Co.	563,115
85,350		Verizon Communications, Inc.	3,021,390

			9,447,897

		Transportation: 0.8%
53,000	@@	Kawasaki Kisen Kaisha Ltd.	498,075
66,000	@@	Nippon Yusen KK	635,699
51,890	@@	Toll Holdings Ltd.	300,265

			1,434,039

		Total Common Stock (Cost $184,208,945)	165,694,642

EXCHANGE-TRADED FUNDS: 0.9%

		Exchange-Traded Funds: 0.9%
22,000	@@	iShares MSCI EAFE Index Fund	1,511,400

		Total Exchange-Traded Funds (Cost $1,558,919)	1,511,400

RIGHTS: 0.0%

		Machinery — Diversified: 0.0%
18,021	@@	Zardoya Otis SA	37,169

		Total Rights (Cost $—)	37,169

		Total Long-Term Investments (Cost $185,767,864)	167,243,211

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 3.2%

		Repurchase Agreement: 3.2%
$5,566,000	S	Deutsche Bank Repurchase Agreement dated 06/30/08, 2.500%, due 07/01/08, $5,566,387 to be received upon repurchase (Collateralized by $5,566,000 Federal National Mortgage Association, 5.280%, Market Value plus accrued interest $5,677,914, due 09/17/12)	$5,566,000

		Total Short-Term Investments (Cost $5,566,000)	5,566,000

	Total Investments in Securities
	(Cost $191,333,864)*	99.0%	$172,809,211
	Other Assets and Liabilities - Net	1.0	1,820,557

	Net Assets	100.0%	$174,629,768

@	Non-income producing security
@@	Foreign Issuer
FDR	Fiduciary Depositary Receipt
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

*	Cost for federal income tax purposes is $192,897,024.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,679,189
Gross Unrealized Depreciation	(26,767,002)

Net Unrealized Depreciation	$(20,087,813)

ING Focus 5 Portfolio Open Futures Contracts on June 30, 2008

		Notional
	Number of	Market	Expiration	Unrealized
Contract Description	Contracts	Value ($)	Date	Depreciation

Long Contracts

DJIA Mini e-CBOT	51	2,891,445	09/19/08	$(170,193)
Russell Mini	20	1,383,400	09/19/08	(68,119)
S&P 500 E-Mini	23	1,473,265	09/19/08	(67,366)

				$(305,678)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio
as of June 30, 2008 (Unaudited) (continued)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$135,278,882	$(305,678)
Level 2 — Other Significant Observable Inputs	37,530,329	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$172,809,211	$(305,678)

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 26.3%

		Holding Companies — Diversified: 0.7%
832,275	@@	Wharf Holdings Ltd.	$3,484,428

			3,484,428

		Real Estate: 25.0%
243,100	@,@@	BR Malls Participacoes SA	2,304,984
82,150	@@	Brookfield Properties Co.	1,461,449
72,730	@,@@	CA Immobilien Anlagen AG	1,519,476
1,188,300	@@	CapitaLand Ltd.	4,993,341
1,173,900	@@	Cheung Kong Holdings Ltd.	15,874,668
775,671	@@	Citycon OYJ	3,900,041
36,840	@@	Deutsche Euroshop AG	1,408,529
1,033,700	@@	Hang Lung Group Ltd.	4,610,333
1,493,900	@@	Hang Lung Properties Ltd.	4,795,966
21,900	@,@@	Hirco PLC	121,921
725,600	@@	Hongkong Land Holdings Ltd.	3,085,488
407,070	@@	Hufvudstaden AB	3,907,735
86,200	@@	Hysan Development Co., Ltd.	237,207
944,290	@@	Kerry Properties Ltd.	4,966,106
76,540	@,@@	Meinl European Land Ltd.	858,146
1,004,000	@@	Mitsubishi Estate Co., Ltd.	22,986,202
866,200	@@	Mitsui Fudosan Co., Ltd.	18,539,269
1,105	@@	NTT Urban Development Corp.	1,448,633
67,100	@,@@	PSP Swiss Property AG	3,981,179
1,703,100	@@	Shui On Land Ltd.	1,420,198
1,981,800	@@	Sino Land Co.	3,944,050
221,700	@@	Sumitomo Realty & Development Co., Ltd.	4,410,297
872,300	@@	Sun Hung Kai Properties Ltd.	11,858,106

			122,633,324

		Storage/Warehousing: 0.6%
926,800	@@,I	Safestore Holdings Ltd.	2,738,953

			2,738,953

		Total Common Stock (Cost $139,549,477)	128,856,705

REAL ESTATE INVESTMENT TRUSTS: 69.4%

		Apartments: 5.5%
56,170		AvalonBay Communities, Inc.	5,008,117
102,400	L	BRE Properties, Inc.	4,431,872
129,200		Equity Residential	4,944,484
46,100		Essex Property Trust, Inc.	4,909,650
51,400	L	Home Properties, Inc.	2,470,284
118	@@	Nippon Accommodations Fund, Inc.	540,029
16,500		Post Properties, Inc.	490,875
197,900	L	UDR, Inc.	4,429,002

			27,224,313

		Diversified: 21.0%
1,501,500	@,@@, L	Ascendas Real Estate Investment Trust	2,434,474
357,600	@@	British Land Co. PLC	5,028,731
213,100	@@	Brixton PLC	1,016,180
35,700	@@	Canadian Real Estate Investment Trust	1,024,751
102,680	@@	Corio NV	7,997,712
2,139,300	@@	DB Rreef Trust	2,832,082
125,100	@@	Derwent Valley Holdings PLC	2,500,999
36,200	L	Digital Realty Trust, Inc.	1,480,942
36,810	@@	Eurocommercial Properties NV	1,747,418
7,228	@@	Gecina SA	873,560
1,266,100	@@	GPT Group	2,697,879
347,100	@@	Hammerson PLC	6,147,957
270	@@	Kenedix Realty Investment Corp.	1,605,383
39,280	@@	Klepierre	1,969,242
408,910	@@	Land Securities Group PLC	9,978,605
163,590	@@	Liberty International PLC	2,791,962
99,400		Liberty Property Trust	3,295,110
1,249,000	@@	Macquarie Goodman Group	3,700,123
126,546	@@	Mercialys	5,561,311
658,300	@@,L	Mirvac Group	1,869,602
257,000	@@	Segro PLC	2,009,533
1,107,800	@@,L	Stockland	5,728,218
91,359	@@	Unibail	21,037,939
90,000	L	Vornado Realty Trust	7,920,000

			103,249,713

		Health Care: 5.1%
124,400	L	HCP, Inc.	3,957,164
77,100	L	Health Care Real Estate Investment Trust, Inc.	3,430,950
125,700	L	Nationwide Health Properties, Inc.	3,958,293
118,400	L	Omega Healthcare Investors, Inc.	1,971,360
271,200	L	Ventas, Inc.	11,544,984

			24,862,751

		Hotels: 2.2%
39,100		FelCor Lodging Trust, Inc.	410,550
574,044		Host Hotels & Resorts, Inc.	7,835,701
38,300		LaSalle Hotel Properties	962,479
150,500		Strategic Hotel Capital, Inc.	1,410,185

			10,618,915

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Office Property: 9.0%
57,500		BioMed Realty Trust, Inc.	$1,410,475
140,900		Boston Properties, Inc.	12,711,998
8,060	@@	Cofinimmo	1,463,094
765,500	@@	Commonwealth Property Office Fund	906,566
41,800		Corporate Office Properties Trust SBI MD	1,434,994
110,800		Douglas Emmett, Inc.	2,434,276
216,300	@@	Great Portland Estates PLC	1,451,483
78,100	L	Highwoods Properties, Inc.	2,453,902
632	@@	Japan Real Estate Investment Corp.	6,675,167
53,200		Kilroy Realty Corp.	2,501,996
571	@@	Nippon Building Fund, Inc.	6,733,600
29,700		SL Green Realty Corp.	2,456,784
11,630	@@	Societe Immobiliere de Location pour l’Industrie et le Commerce	1,456,783

			44,091,118

		Regional Malls: 7.1%
168,400	L	General Growth Properties, Inc.	5,899,052
64,000	L	Macerich Co.	3,976,320
229,300		Simon Property Group, Inc.	20,611,777
91,500		Taubman Centers, Inc.	4,451,475

			34,938,624

		Shopping Centers: 15.1%
43,600		Acadia Realty Trust	1,009,340
8,300	@,@@, #,I	Calloway Real Estate Investment Trust	159,537
70,600	@@	Calloway Real Estate Investment Trust	1,357,027
2,100,300	@,@@, L	CapitaMall Trust	4,632,500
1,846,400	@@,L	CFS Retail Property Trust	3,275,914
140,200		Federal Realty Investment Trust	9,673,800
227	@@	Japan Retail Fund Investment Corp.	1,308,843
141,700	L	Kimco Realty Corp.	4,891,484
2,315,400	@@	Link Real Estate Investment Trust	5,275,753
1,039,200	@@	Macquarie CountryWide Trust	896,573
1,099,800	@,@@	Macquarie MEAG Prime Real Estate Investment Trust	835,143
127,800		Regency Centers Corp.	7,555,536
247,100	@@	RioCan Real Estate Investment Trust	4,812,598
108,200	L	Tanger Factory Outlet Centers, Inc.	3,887,626
1,585,630	@@	Westfield Group	24,776,532

			74,348,206

		Storage: 2.0%
88,800	L	Extra Space Storage, Inc.	1,363,968
103,978		Public Storage, Inc.	8,400,383

			9,764,351

		Warehouse/Industrial: 2.4%
58,300		AMB Property Corp.	2,937,154
132	@@	Japan Logistics Fund, Inc.	858,078
144,800		Prologis	7,869,880

			11,665,112

		Total Real Estate Investment Trusts (Cost $378,179,620)	340,763,103

MUTUAL FUNDS: 0.4%

		Closed-End Funds: 0.3%
97,740	@@	Prologis European Properties	1,395,758

			1,395,758

		Open-End Funds: 0.1%
481,300	@@,**,L	ING Industrial Fund	725,582

			725,582

		Total Mutual Funds (Cost $2,540,044)	2,121,340

WARRANTS: 0.0%

		Real Estate: 0.0%
30,358	@@	China Overseas Land & Investment Ltd.	4,283

		Total Warrants (Cost $—)	4,283

		Total Long-Term Investments (Cost $520,269,141)	471,745,431

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 10.9%

		Securities Lending CollateralCC: 10.9%
$53,774,944		Bank of New York Mellon Corp. Institutional Cash Reserves	$53,774,944

		Total Short-Term Investments (Cost $53,774,944)	53,774,944

	Total Investments in Securities
	(Cost $574,044,085)*	107.0%	$525,520,375
	Other Assets and
	Liabilities - Net	(7.0)	(34,535,849)

	Net Assets	100.0%	$490,984,526

@	Non-income producing security
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
**	Investment in affiliate

*	Cost for federal income tax purposes is $590,054,449.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,463,532
Gross Unrealized Depreciation	(65,997,606)

Net Unrealized Depreciation	$(64,534,074)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio
as of June 30, 2008 (Unaudited) (continued)

accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$249,211,474	$—
Level 2 — Other Significant Observable Inputs	276,308,901	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$525,520,375	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.0%

		Building Materials: 0.1%
179,500	@@	Norbord, Inc.	$961,136

			961,136

		Coal: 2.6%
136,800		Arch Coal, Inc.	10,264,104
119,000		Consol Energy, Inc.	13,372,030
123,900		Peabody Energy Corp.	10,909,395
1,276,153	@,@@	White Energy Co., Ltd.	4,532,996

			39,078,525

		Engineering & Construction: 1.1%
7,802,009	@@	Boart Longyear Group	16,682,790

			16,682,790

		Forest Products & Paper: 0.5%
3,659,055	@,@@	Catalyst Paper Corp.	3,983,084
217,000	@,@@	Sino-Forest Corp.	3,800,745

			7,783,829

		Iron/Steel: 1.8%
37,000		Cleveland-Cliffs, Inc.	4,410,030
1,648,900	@,@@	Consolidated Thompson Iron Mines Ltd.	14,456,375
40,600		United States Steel Corp.	7,502,068

			26,368,473

		Mining: 14.2%
56,200	@@	Agnico-Eagle Mines Ltd.	4,179,594
416,200	@,@@	Anatolia Minerals Development Ltd.	1,391,823
231,069	@,@@	Aquarius Platinum Ltd.	3,681,942
82,600	@@	BHP Billiton Ltd. ADR	7,036,694
91,903	@@	Cameco Corp.	3,939,882
2,914,100	@,@@	Centamin Egypt Ltd.	3,343,628
953,200	@,@@	Eldorado Gold Corp.	8,123,279
1,734,100	@,@@	European Goldfields Ltd.	8,094,848
46,650	@@	First Quantum Minerals Ltd.	3,218,425
1,104,465	@,@@	First Uranium Corp.	6,802,040
502,650	@,@@	FNX Mining Co., Inc.	11,879,832
157,886	@@	Franco-Nevada Corp.	3,824,443
115,900	@,@@, #	Franco-Nevada Corp.	2,811,838
178,030		Freeport-McMoRan Copper & Gold, Inc.	20,863,336
2,508,300	@,@@	Frontera Copper Corp.	7,379,523
566,046	@@	GoldCorp, Inc.	26,134,344
642,350	@,@@	MAG Silver Corp.	6,305,701
180,100	@,@@	Major Drilling Group International	8,831,029
1,196,100	@,@@	Premier Gold Mines Ltd.	3,038,049
575,500	@,@@	QuADRa Mining Ltd.	11,981,823
158,200	@@	Randgold Resources Ltd. ADR	7,305,676
14,300	@@	Rio Tinto PLC ADR	7,078,500
3,009,050	@,@@	Shore Gold, Inc.	7,878,948
376,526	@,@@, I	Silver Bear Resources, Inc.	956,362
1,005,265	@,@@	Sino Gold Ltd.	5,561,128
187,886	@@	Xstrata PLC	14,967,061
976,526	@@	Yamana Gold, Inc.	16,151,740

			212,761,488

		Oil & Gas: 60.2%
349,700		Anadarko Petroleum Corp.	26,171,548
409,850		Apache Corp.	56,969,150
461,824	@@	Canadian Natural Resources Ltd.	46,297,856
941,200		Chevron Corp.	93,301,156
126,800		Cimarex Energy Co.	8,834,156
729,400		ConocoPhillips	68,848,066
419,700		Devon Energy Corp.	50,431,152
630,500	@@	Encana Corp.	57,331,365
229,300	@@	ENI S.p.A. ADR	17,020,939
1,205,300		ExxonMobil Corp.	106,223,088
226,350		Hess Corp.	28,563,107
793,950		Marathon Oil Corp.	41,182,187
603,300	@,@@	Nabors Industries Ltd.	29,700,459
241,100		Noble Energy, Inc.	24,245,016
664,800		Occidental Petroleum Corp.	59,738,928
743,200		Patterson-UTI Energy, Inc.	26,784,928
96,100	@	Plains Exploration & Production Co.	7,012,417
459,900	@@	Royal Dutch Shell PLC ADR — Class A	37,578,429
521,293	@@	Suncor Energy, Inc.	30,297,549
371,700		Sunoco, Inc.	15,124,473
237,800	@@	Total SA ADR	20,277,206
242,135	@	Transocean, Inc.	36,898,953
184,328		XTO Energy, Inc.	12,628,311

			901,460,439

		Oil & Gas Services: 14.3%
316,900		Baker Hughes, Inc.	27,678,046
991,500		BJ Services Co.	31,668,510
1,050,100	@	Global Industries Ltd.	18,828,293
1,079,000		Halliburton Co.	57,262,530
861,400	@	Key Energy Services, Inc.	16,728,388
569,850		Schlumberger Ltd.	61,218,986

			213,384,753

		Pipelines: 1.0%
388,130	@@	TransCanada Corp	15,047,800

			15,047,800

		Transportation: 3.2%
299,374		Diana Shipping, Inc.	9,193,776
505,200		Tidewater, Inc.	32,853,156
447,100	@,@@	Viterra, Inc.	6,138,472

			48,185,404

		Total Common Stock (Cost $1,281,593,956)	1,481,714,637

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

SHORT-TERM INVESTMENTS: 1.0%

	Mutual Fund: 0.5%
8,275,000	** ING Institutional Prime Money Market Fund		$8,275,000

	Total Mutual Fund (Cost $8,275,000)		8,275,000

Principal
Amount			Value

	Repurchase Agreement: 0.5%
$7,376,000	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $7,376,492 to be received upon repurchase (Collateralized by $7,625,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $7,527,400, due 12/30/08)		$7,376,000

	Total Repurchase Agreement (Cost $7,376,000)		7,376,000

	Total Short-Term Investments (Cost $15,651,000)		15,651,000

	Total Investments in Securities
	(Cost $1,297,244,956)*	100.0%	$1,497,365,637
	Other Assets and
	Liabilities - Net	(0.0)	(425,090)

	Net Assets	100.0%	$1,496,940,547

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
I	Illiquid security
**	Investment in affiliate

*	Cost for federal income tax purposes is $1,301,892,344.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$227,492,224
Gross Unrealized Depreciation	(32,018,931)

Net Unrealized Appreciation	$195,473,293

At June 30, 2008 the following forward foreign currency contracts were outstanding for the ING Global Resources Portfolio:

			In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Appreciation
			USD

Canadian Dollars
CAD 3,010,032	Sell	07/18/08	2,955,590	$2,951,029	$4,561

					$4,561

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$1,444,563,720	$—
Level 2 — Other Significant Observable Inputs	52,801,917	4,561
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,497,365,637	$4,561

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio
as of June 30, 2008 (Unaudited)

Country Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.1%

		Belgium: 1.7%
32,858		InBev NV	$2,271,842

			2,271,842

		Brazil: 6.4%
94,700	L	Banco Bradesco SA ADR	1,937,562
225,300		Cosan SA Industria e Comercio	3,885,937
190,700		Cyrela Brazil Realty SA	2,631,329

			8,454,828

		Canada: 4.8%
76,800		Barrick Gold Corp.	3,494,400
31,600		EnCana Corp.	2,893,180

			6,387,580

		China: 1.6%
75,880	L	Aluminum Corp. of China Ltd. ADR	2,165,615

			2,165,615

		Finland: 6.6%
179,625		Nokia OYJ	4,390,566
68,730	L	Outotec OYJ	4,353,030

			8,743,596

		France: 1.8%
87,824	@	Eutelsat Communications	2,436,247

			2,436,247

		Germany: 5.1%
42,576		Bayer AG	3,574,238
89,071		GEA Group AG	3,132,246

			6,706,484

		Greece: 1.8%
51,907		National Bank of Greece SA	2,336,174

			2,336,174

		Hong Kong: 4.0%
990,000		Li & Fung Ltd.	2,987,283
1,114,000		New World Development Ltd.	2,275,439

			5,262,722

		Italy: 2.8%
145,222		Prysmian S.p.A.	3,666,203

			3,666,203

		Japan: 7.5%
232,400		Namco Bandai Holdings, Inc.	2,635,209
9,100		Nintendo Co., Ltd.	5,160,369
44,600		Secom Co., Ltd.	2,172,386

			9,967,964

		Mexico: 1.6%
2,381,300		Consorcio ARA, S.A. de C.V.	2,198,173

			2,198,173

		Russia: 4.1%
59,966	@	OAO Gazprom ADR	3,464,166
18,579	@,L	Unified Energy System ADR	1,950,795

			5,414,961

		South Korea: 1.6%
42,753		Hyundai Development Co.	2,164,648

			2,164,648

		Switzerland: 9.6%
145,490		Nestle SA	6,556,459
76,861		Xstrata PLC	6,122,773

			12,679,232

		Taiwan: 4.3%
483,840		HON HAI Precision Industry Co., Ltd.	2,379,328
768,000		Synnex Technology International Corp.	1,576,955
1,316,000		Taiwan Cement Corp.	1,775,016

			5,731,299

		United Kingdom: 28.0%
93,675		Anglo American PLC	6,579,138
1,600,464		ARM Holdings PLC	2,701,840
330,360		Barclays PLC	1,874,286
337,943		Compass Group PLC	2,541,984
719,289		Game Group PLC	4,149,023
1,329,126		Hays PLC	2,382,907
107,572		Imperial Tobacco Group PLC	3,996,146
248,506		Inmarsat PLC	2,591,312
431,642		International Power PLC	3,697,742
67,035		Reckitt Benckiser PLC	3,385,803
434,872		Tesco PLC	3,180,784

			37,080,965

		United States: 3.8%
79,900		Alcoa, Inc.	2,846,038
81,000		American International Group, Inc.	2,143,260

			4,989,298

		Total Common Stock (Cost $129,074,614)	128,657,831

PREFERRED STOCK: 1.1%

		Russia: 1.1%
855,826		TNK-BP Holding	1,454,904

		Total Preferred Stock (Cost $2,511,995)	1,454,904

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

RIGHTS: 0.0%

		United Kingdom: 0.0%
70,791		Barclays PLC	$26,069

		Total Rights (Cost $—)	26,069

		Total Long-Term Investments (Cost $131,586,609)	130,138,804

SHORT-TERM INVESTMENTS: 5.9%

		Mutual Fund: 1.0%
1,300,000	**	ING Institutional Prime Money Market Fund	1,300,000

		Total Mutual Fund (Cost $1,300,000)	1,300,000

Principal
Amount			Value

		Repurchase Agreement: 0.5%
$641,000		Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $641,043 to be received upon repurchase (Collateralized by $665,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $656,488, due 12/30/08)	$641,000

		Total Repurchase Agreement (Cost $641,000)	641,000

		Securities Lending CollateralCC: 4.4%
5,888,636		Bank of New York Mellon Corp. Institutional Cash Reserves	5,888,636

		Total Securities Lending Collateral (Cost $5,888,636)	5,888,636

		Total Short-Term Investments (Cost $7,829,636)	7,829,636

	Total Investments in Securities
	(Cost $139,416,245)*	104.1%	$137,968,440
	Other Assets and Liabilities - Net	(4.1)	(5,471,690)

	Net Assets	100.0%	$132,496,750

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
**	Investment in affiliate

*	Cost for federal income tax purposes is $139,520,360.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,177,768
Gross Unrealized Depreciation	(12,729,688)

Net Unrealized Depreciation	$(1,551,920)

Percentage of
Industry	Net Assets

Agriculture	3.0%
Banks	4.6
Beverages	1.7
Building Materials	1.3
Chemicals	2.7
Commercial Services	3.4
Distribution/Wholesale	2.3
Electric	4.3
Electrical Components & Equipment	2.8
Electronics	3.0
Food	10.3
Food Service	1.9
Holding Companies — Diversified	2.4
Home Builders	3.3
Household Products/Wares	2.6
Insurance	1.6
Machinery — Construction & Mining	3.3
Mining	16.0
Oil & Gas	5.9
Real Estate	3.7
Retail	3.1
Semiconductors	2.0
Telecommunications	7.1
Toys/Games/Hobbies	5.9
Short-Term Investments	5.9
Other Assets and Liabilities — Net	(4.1)

Net Assets	100.0%

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$34,789,829	$—
Level 2 — Other Significant Observable Inputs	103,178,611	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$137,968,440	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 89.9%

		Auto Manufacturers: 0.5%
107,278	@@	Bayerische Motoren Werke AG	$5,154,357

			5,154,357

		Banks: 2.2%
503,749	@@	ICICI Bank Ltd.	7,389,154
358,840	@@	ICICI Bank Ltd. ADR	10,320,238
237,900	@@	Mitsubishi UFJ Financial Group, Inc.	2,102,428
609	@@	Mizuho Financial Group, Inc.	2,833,576

			22,645,396

		Beverages: 2.9%
428,480	@@	InBev NV	29,625,628

			29,625,628

		Biotechnology: 1.9%
413,785	@	Amgen, Inc.	19,514,101

			19,514,101

		Building Materials: 3.2%
824,109	@,@@	Cemex SA de CV ADR	20,355,492
683,969	@@	Gujarat Ambuja Cements Ltd.	1,209,655
52,170		Martin Marietta Materials, Inc.	5,404,290
360,470		Masco Corp.	5,670,193

			32,639,630

		Distribution/Wholesale: 0.9%
2,942,775	@@	Li & Fung Ltd.	8,879,699

			8,879,699

		Diversified Financial Services: 0.0%
1,904	@,@@	Future Capital Holdings Ltd.	13,794

			13,794

		Electric: 11.3%
996,220	@	NRG Energy, Inc.	42,737,838
3,966,753	@@	NTPC Ltd.	14,072,968
4,958,890	@@	Power Grid Corp. of India Ltd.	9,074,046
36,185	@,@@	Reliance Power Ltd.	114,926
759,455	@	Reliant Resources, Inc.	16,153,608
13,509,610	@@	Tenaga Nasional BHD	33,796,633

			115,950,019

		Engineering & Construction: 1.4%
176,130	@@	Larsen & Toubro Ltd.	8,962,403
44,125	@@,#	Larsen & Toubro Ltd. GDR	2,271,656
1,586,954	@@	Macquarie Airports Management Ltd.	3,138,926

			14,372,985

		Entertainment: 1.3%
304,560	@	Vail Resorts, Inc.	13,044,305

			13,044,305

		Forest Products & Paper: 5.5%
5,693,945	@@	Ballarpur Industries Ltd.	4,424,182
769,270		Plum Creek Timber Co., Inc.	32,855,522
375,963		Weyerhaeuser Co.	19,226,748

			56,506,452

		Healthcare — Products: 1.4%
210,049	@	Zimmer Holdings, Inc.	14,293,834

			14,293,834

		Healthcare — Services: 2.0%
688,185	@	Coventry Health Care, Inc.	20,934,588

			20,934,588

		Holding Companies — Diversified: 1.1%
2,966,000	@@	China Merchants Holdings International Co., Ltd.	11,479,296

			11,479,296

		Household Products/Wares: 0.9%
184,063	@@	Reckitt Benckiser PLC	9,296,652

			9,296,652

		Insurance: 0.9%
2,381	@	Berkshire Hathaway, Inc. — Class B	9,552,572

			9,552,572

		Investment Companies: 0.8%
3,678,194	@@	Australian Infrastructure Fund	7,836,045

			7,836,045

		Lodging: 0.4%
496,582	@@	Crown Ltd.	4,417,297

			4,417,297

		Media: 13.4%
1,550,300	@@	British Sky Broadcasting PLC	14,530,423
1,245,810	@	DIRECTV Group, Inc.	32,278,937
1,137,381	@	Liberty Global, Inc.	35,747,885
315,706	@	Liberty Global, Inc. — Series C	9,584,834
131,150	@	Liberty Media Corp. — Capital Shares A	1,888,560
1,496,245	@	Liberty Media Corp. — Entertainment	36,254,016
426,905		News Corp. — Class A	6,420,651
247,315	@	Playboy Enterprises, Inc.	1,221,736

			137,927,042

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Metal Fabricate/Hardware: 0.6%
1,049,195	@@	Bharat Forge Ltd.	$5,747,798

			5,747,798

		Mining: 0.4%
399,515	@,@@	Ivanhoe Mines Ltd.	4,358,709

			4,358,709

		Oil & Gas: 13.9%
368,460		Chesapeake Energy Corp.	24,303,622
611,805	@	Forest Oil Corp.	45,579,473
318,140	@@	Petroleo Brasileiro SA ADR	22,533,856
569,022	@@	Reliance Industries Ltd.	27,740,002
353,554	@	SandRidge Energy, Inc.	22,832,517

			142,989,470

		Packaging & Containers: 4.6%
1,122,655	@	Owens-Illinois, Inc.	46,803,486

			46,803,486

		Pipelines: 4.8%
573,121	@@	Enbridge, Inc.	24,763,863
458,348	@	Kinder Morgan Management, LLC	24,682,040

			49,445,903

		Real Estate: 11.3%
5,847,855	@@	CapitaLand Ltd.	24,573,202
945,320	@	CB Richard Ellis Group, Inc.	18,150,144
1,019,520	@@	Mitsubishi Estate Co., Ltd.	23,341,526
6,641,000	@@	New World Development Ltd.	13,564,800
1,074,100		St. Joe Co.	36,863,112

			116,492,784

		Retail: 1.9%
140,485		JC Penney Co., Inc.	5,098,201
705,405	@@	Pantaloon Retail India Ltd.	5,780,864
126,680	@@	Yamada Denki Co., Ltd.	9,025,728

			19,904,793

		Transportation: 0.4%
342,520	@@,#	All America Latina Logistica SA GDR	4,401,827

			4,401,827

		Total Common Stock (Cost $995,152,869)	924,228,462

REAL ESTATE INVESTMENT TRUSTS: 5.2%

		Diversified: 1.5%
171,710		Vornado Realty Trust	15,110,480

			15,110,480

		Mortgage: 0.6%
257,300		Annaly Capital Management, Inc.	3,990,723
225,540		Gramercy Capital Corp.	2,614,009

			6,604,732

		Warehouse/Industrial: 3.1%
592,905		Prologis	32,224,387

			32,224,387

		Total Real Estate Investment Trusts (Cost $64,672,467)	53,939,599

		Total Long-Term Investments (Cost $1,059,825,336)	978,168,061

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 3.7%

		U.S. Government Agency Obligations: 3.7%
$37,600,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$37,598,068

		Total Short-Term Investments (Cost $37,598,068)	37,598,068

	Total Investments in Securities
	(Cost $1,097,423,404)*	98.8%	$1,015,766,129
	Other Assets and Liabilities - Net	1.2	12,555,027

	Net Assets	100.0%	$1,028,321,156

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $1,106,317,550.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$52,010,977
Gross Unrealized Depreciation	(142,562,398)

Net Unrealized Depreciation	$(90,551,421)

At June 30, 2008 the following forward foreign currency contracts were outstanding for the ING Janus Contrarian Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

Australia Dollars
AUD 1,700,000	Buy	10/16/08	1,588,820	$1,606,455	$17,635
Australia Dollars AUD 1,200,000	Buy	10/16/08	1,125,468	1,133,968	8,500
British Pound Sterling GBP 200,000	Buy	11/12/08	389,027	394,214	5,187
Singapore Dollars SGD 650,000	Buy	10/16/08	477,134	480,149	3,015

					$34,337

Australia Dollars AUD 13,300,000	Sell	10/16/08	12,006,176	$12,568,146	$(561,970)
Australia Dollars AUD 4,800,000	Sell	10/16/08	4,526,784	4,535,872	(9,088)
British Pound Sterling GBP 10,435,000	Sell	11/12/08	20,057,427	20,568,113	(510,686)
British Pound Sterling GBP 3,000,000	Sell	11/12/08	5,862,966	5,913,209	(50,243)
Singapore Dollars SGD 16,900,000	Sell	10/16/08	12,512,957	12,483,866	29,091
Singapore Dollars SGD 15,800,000	Sell	10/16/08	11,622,860	11,671,307	(48,447)

					$(1,151,343)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio
as of June 30, 2008 (Unaudited) (continued)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$687,899,117	$—
Level 2 — Other Significant Observable Inputs	327,867,012	(1,117,006)
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,015,766,129	$(1,117,006)

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2008 (Unaudited)

Country Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 92.0%

		Argentina: 0.3%
219,838	L	Banco Macro SA ADR	$3,653,708

			3,653,708

		Austria: 1.2%
116,044		Raiffeisen International Bank Holding AG	14,743,579

			14,743,579

		Brazil: 17.4%
177,036	L	Cia de Bebidas das Americas ADR	11,215,231
2,788,392	L	Cia Vale do Rio Doce ADR	83,205,617
446,731	L	Gol Linhas Aereas Inteligentes SA ADR	5,039,126
2,065,358	L	Petroleo Brasileiro SA ADR	119,687,496

			219,147,470

		Chile: 0.7%
207,396	L	Banco Santander Chile SA ADR	8,920,102

			8,920,102

		China: 4.5%
2,396,000	@,L	Anhui Conch Cement Co., Ltd.	16,049,950
6,564,000		China Merchants Bank Co., Ltd.	20,672,040
4,804,000	L	China National Building Material Co., Ltd.	9,269,810
6,520,000	L	Shimao Property Holdings Ltd.	7,504,231
1,760,000	L	Tsingtao Brewery Co., Ltd.	3,591,613

			57,087,644

		Egypt: 1.9%
174,828	@	Orascom Construction Industries	11,890,847
907,188		Orascom Telecom Holding SAE	11,705,840

			23,596,687

		Hong Kong: 7.4%
9,804,000	L	Agile Property Holdings Ltd.	8,556,851
3,491,000		China Mobile Ltd.	46,859,144
1,353,500		Esprit Holdings Ltd.	14,093,330
21,972,000	L	GOME Electrical Appliances Holdings Ltd.	10,429,712
2,740,000		Li & Fung Ltd.	8,267,834
2,012,000	L	Yue Yuen Industrial Holdings	4,780,209

			92,987,080

		Hungary: 0.9%
72,463	@,L	OTP Bank Nyrt GDR	6,078,334
1,400	L	Richter Gedeon Nyrt	302,334
22,424	L	Richter Gedeon Nyrt GDR	4,844,019

			11,224,687

		India: 9.5%
574,400		ACC Ltd. GDR	7,010,724
1,644,998	L	Ambuja Cements Ltd. GDR	3,059,696
342,586	L	HDFC Bank Ltd. ADR	24,549,713
495,100	@,#	Indiabulls Real Estate Ltd. GDR	3,133,542
483,542	L	Infosys Technologies Ltd. ADR	21,014,735
540,423		Reliance Capital Ltd.	11,394,709
24,579	@,#	Reliance Capital Ltd. GDR	515,773
563,498	#,L	Reliance Communication Ltd. GDR	5,799,352
12,289	#,L	Reliance Energy Ltd. GDR	762,230
425,231	#,L	Reliance Industries — Spons GDR	41,758,961
245,199	@,#, L	Reliance Natural Resources Ltd. GDR	736,872
1		Tata Motors Ltd. ADR	10

			119,736,317

		Indonesia: 1.6%
12,606,000		Bank Rakyat Indonesia	7,003,047
270,817	L	Telekomunikasi Indonesia Tbk PT ADR	8,733,848
5,993,500		Unilever Indonesia Tbk PT	4,394,665

			20,131,560

		Israel: 1.1%
289,952	L	Teva Pharmaceutical Industries Ltd. ADR	13,279,802

			13,279,802

		Italy: 1.4%
239,639	L	Tenaris SA ADR	17,853,106

			17,853,106

		Malaysia: 0.7%
636,800		British American Tobacco Malaysia Bhd	8,626,819

			8,626,819

		Mexico: 8.2%
819,462		America Movil SA de CV ADR	43,226,621
518,513	@,L	Cemex SA de CV ADR	12,807,271
250,711		Fomento Economico Mexicano SA de CV ADR	11,409,858
1		Grupo Aeroportuario del Sureste SA de CV ADR	52

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Mexico (continued)
4,223,282		Grupo Financiero Banorte SA de CV	$19,861,068
4,032,522		Wal-Mart de Mexico SA de CV	16,050,948

			103,355,818

		Russia: 5.8%
413,082	@,L	Mechel OAO ADR	20,464,082
268,336	@,L	OAO Gazprom ADR	15,501,458
8,021,528		Sberbank RF	25,283,897
381,541	L	Vimpel-Communications OAO ADR	11,324,137

			72,573,574

		South Africa: 10.8%
3,169,345	L	African Bank Investments Ltd.	9,500,163
2,689,827		FirstRand Ltd.	4,553,075
824,931		Impala Platinum Holdings Ltd.	32,419,314
954,715		Massmart Holdings Ltd.	7,498,023
1,733,670		MTN Group Ltd.	27,442,268
4,815,200	@,L	Network Healthcare Holdings Ltd.	4,509,694
1,381,084		RMB Holdings Ltd.	3,684,421
670,025		Sasol Ltd.	39,440,869
3,416,804	@	Steinhoff International Holdings Ltd.	6,923,056

			135,970,883

		South Korea: 10.9%
129,269		Hyundai Mobis	10,463,872
182,344		Hyundai Motor Co.	12,358,468
267,775		Kookmin Bank	15,737,787
541,334	#,L	KT&G Corp. GDR	23,287,647
35,320		Posco	18,393,184
58,107		Samsung Electronics Co., Ltd.	34,715,353
39,954		Shinsegae Co., Ltd.	21,487,745

			136,444,056

		Taiwan: 4.3%
4,587,077		HON HAI Precision Industry Co., Ltd.	22,557,375
920,000		President Chain Store Corp.	3,057,058
1,820,893		Taiwan Semiconductor Manufacturing Co., Ltd.	3,869,140
2,288,784		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,970,633

			54,454,206

		Turkey: 0.9%
836,897		Akbank TAS	2,904,945
949,169		Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,232,214
1		Migros Turk TAS	15

			11,137,174

		United Arab Emirates: 1.6%
6,863,238		Emaar Properties PJSC (Low Exercise Price Warrant, Issuer: Merrill Lynch International & Co.)	20,273,387

			20,273,387

		United Kingdom: 0.9%
158,865		Anglo American PLC	11,157,671

			11,157,671

		Total Common Stock (Cost $880,855,814)	1,156,355,330

PREFERRED STOCK: 2.3%

		Brazil: 2.3%
1,410,021		Banco Itau Holding Financeira SA	28,506,507

		Total Preferred Stock (Cost $17,448,568)	28,506,507

		Total Long-Term Investments (Cost $898,304,382)	1,184,861,837

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 21.1%

		U.S. Government Agency Obligations: 4.6%
$57,560,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$57,557,122

		Total U.S. Government Agency Obligations (Cost $57,557,122)	57,557,122

		Securities Lending CollateralCC: 16.5%
207,307,612		Bank of New York Mellon Corp. Institutional Cash Reserves	207,307,612

		Total Securities Lending Collateral (Cost $207,307,612)	207,307,612

		Total Short-Term Investments (Cost $264,864,734)	264,864,734

	Total Investments in Securities
	(Cost $1,163,169,116)*	115.4%	$1,449,726,571
	Other Assets and Liabilities - Net	(15.4)	(193,601,521)

	Net Assets	100.0%	$1,256,125,050

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $1,195,403,709.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$332,776,771
Gross Unrealized Depreciation	(78,453,909)

Net Unrealized Appreciation	$254,322,862

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Agriculture	2.5%
Airlines	0.4
Apparel	1.5
Auto Manufacturers	1.0
Auto Parts & Equipment	0.8
Banks	13.0
Beverages	2.7
Building Materials	3.8
Distribution/Wholesale	0.7
Diversified Financial Services	3.6
Electric	0.1
Electronics	1.8
Engineering & Construction	0.9
Food	0.0
Gas	0.1
Healthcare — Services	0.4
Home Furnishings	0.5
Household Products/Wares	0.3
Iron/Steel	3.1
Metal Fabricate/Hardware	1.4
Mining	10.1
Oil & Gas	17.2
Pharmaceuticals	1.5
Real Estate	3.1
Retail	4.7
Semiconductors	5.1
Software	1.7
Telecommunications	12.3
Short-Term Investments	21.1
Other Assets and Liabilities — Net	(15.4)

Net Assets	100.0%

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$734,958,946	$—
Level 2 — Other Significant Observable Inputs	714,767,625	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,449,726,571	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 88.4%

		Advertising: 0.1%
25,700		Harte-Hanks, Inc.	$294,265
7,700	@,L	inVentiv Health, Inc.	213,983

			508,248

		Aerospace/Defense: 2.1%
26,900	@,L	Alliant Techsystems, Inc.	2,735,192
5,600		Curtiss-Wright Corp.	250,544
32,300	@	Esterline Technologies Corp.	1,591,098
6,200		Heico Corp.	201,748
13,200		Kaman Corp.	300,432
29,150	@	Moog, Inc.	1,085,546
71,900	@,L	TransDigm Group, Inc.	2,415,121
4,700	L	Triumph Group, Inc.	221,370

			8,801,051

		Agriculture: 0.4%
257,300	@	Alliance One International, Inc.	1,314,803
9,400		Universal Corp.	425,068

			1,739,871

		Airlines: 0.3%
6,900	@,L	Hawaiian Holdings, Inc.	47,955
70,900	@	Republic Airways Holdings, Inc.	613,994
47,100		Skywest, Inc.	595,815

			1,257,764

		Apparel: 1.2%
10,000	L	Columbia Sportswear Co.	367,500
10,700	@,L	Deckers Outdoor Corp.	1,489,440
66,800	@,L	Iconix Brand Group, Inc.	806,944
78,500	@,L	Maidenform Brands, Inc.	1,059,750
4,100		Oxford Industries, Inc.	78,515
48,100	@,L	Perry Ellis International, Inc.	1,020,682
7,900	@	Steven Madden Ltd.	145,202

			4,968,033

		Auto Manufacturers: 0.1%
16,400	L	Oshkosh Truck Corp.	339,316

			339,316

		Auto Parts & Equipment: 0.5%
20,800	@,L	Accuride Corp.	88,400
6,200	L	American Axle & Manufacturing Holdings, Inc.	49,538
26,400	@	ATC Technology Corp.	614,592
14,500		Cooper Tire & Rubber Co.	113,680
67,100	@,L	Lear Corp.	951,478
8,300	L	Standard Motor Products, Inc.	67,728
22,600	@,L	Tenneco, Inc.	305,778

			2,191,194

		Banks: 3.4%
3,600		1st Source Corp.	57,960
15,200		Ameris Bancorp.	132,240
1,840	L	Associated Banc-Corp.	35,494
2,200		Bancfirst Corp.	94,160
16,000	@@,L	Banco Latinoamericano de Exportaciones SA	259,040
14,700	L	Central Pacific Financial Corp.	156,702
6,207	L	Citizens Banking Corp.	17,504
18,150	L	City Bank	156,090
16,500	L	City Holding Co.	672,705
124,900	L	Colonial BancGroup, Inc.	552,058
9,900	L	Columbia Banking System, Inc.	191,367
23,200		Community Bank System, Inc.	478,384
5,970		Community Trust Bancorp., Inc.	156,772
15,800	L	East-West Bancorp., Inc.	111,548
60,600	@@,L	First Bancorp.	384,204
2,700	@@,L	First Bancorp.	34,128
8,600	L	First Community Bancshares, Inc.	242,520
12,425	L	Glacier Bancorp., Inc.	198,676
7,400	L	Greene County Bancshares, Inc.	103,748
47,100	L	Hancock Holding Co.	1,850,559
68,100	L	Hanmi Financial Corp.	354,801
3,500		Heritage Commerce Corp.	34,650
26,425		IBERIABANK Corp.	1,175,120
1,900	L	Imperial Capital Bancorp., Inc.	10,887
17,030		International Bancshares Corp.	363,931
9,300	L	Lakeland Financial Corp.	177,444
3,800		MainSource Financial Group, Inc.	58,900
58,900		Nara Bancorp., Inc.	631,997
9,300	L	NBT Bancorp., Inc.	191,673
9,900	@@,L	Oriental Financial Group	141,174
34,900	L	Pacific Capital Bancorp.	480,922
9,100		Peoples Bancorp., Inc.	172,718
3,900		Prosperity Bancshares, Inc.	104,247
3,200	L	Renasant Corp.	47,136
1,657		Republic Bancorp., Inc.	40,762
3,000	L	Sierra Bancorp.	49,500
4,700		Simmons First National Corp.	131,459
23,000		Southwest Bancorp., Inc.	264,500
69,550		Sterling Bancshares, Inc.	632,210
22,300		Sterling Financial Corp.	92,322
53,035		SY Bancorp., Inc.	1,132,828
8,400	L	Taylor Capital Group, Inc.	62,916
4,700	L	Trico Bancshares	51,465
29,800	L	Trustco Bank Corp.	221,116
33,254	@@,L	W Holding Co., Inc.	28,266
20,900		West Coast Bancorp.	181,203
23,300	L	Westamerica Bancorp.	1,225,347
13,100		Wilshire Bancorp., Inc.	112,267

			14,057,620

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Biotechnology: 1.9%
13,800	@,L	Alexion Pharmaceuticals, Inc.	$1,000,500
5,200	@,L	AMAG Pharmaceuticals, Inc.	177,320
33,300	@,@@, L	American Oriental Bioengineering, Inc.	328,671
26,300	@,L	Arena Pharmaceuticals, Inc.	136,497
3,500	@	Bio-Rad Laboratories, Inc.	283,115
18,300	@,L	Cell Genesys, Inc.	47,580
5,700	@,L	Enzo Biochem, Inc.	63,954
13,800	@,L	Exelixis, Inc.	69,000
17,700	@,L	GTx, Inc.	253,995
53,400	@,L	Human Genome Sciences, Inc.	278,214
23,600	@,L	Keryx Biopharmaceuticals, Inc.	11,564
86,200	@,L	Myriad Genetics, Inc.	3,923,824
22,900	@,@@, L	Protalix BioTherapeutics, Inc.	62,059
29,600	@,L	Regeneron Pharmaceuticals, Inc.	427,424
55,100	@,L	Seattle Genetics, Inc.	466,146
14,000	@,L	Telik, Inc.	16,940
17,300	@,L	Third Wave Technologies, Inc.	193,068

			7,739,871

		Building Materials: 0.8%
197,600		Comfort Systems USA, Inc.	2,655,744
32,750	L	Quanex Building Products Corp.	486,665
7,700		Universal Forest Products, Inc.	230,692

			3,373,101

		Chemicals: 1.6%
43,600		Airgas, Inc.	2,545,804
7,000	L	Balchem Corp.	161,910
3,400		CF Industries Holdings, Inc.	519,520
23,000	L	HB Fuller Co.	516,120
58,500		Hercules, Inc.	990,405
13,100		Innophos Holdings, Inc.	418,545
6,700	@	Intrepid Potash, Inc.	440,726
24,100	@	PolyOne Corp.	167,977
25,100	@,L	WR Grace & Co.	589,599
8,500		Zep, Inc.	126,480

			6,477,086

		Commercial Services: 4.7%
27,500	L	Advance America Cash Advance Centers, Inc.	139,700
143,900	@	AMN Healthcare Services, Inc.	2,434,788
4,600		Bowne & Co., Inc.	58,650
17,700	L	Chemed Corp.	647,997
24,800	@,L	Consolidated Graphics, Inc.	1,221,896
22,600	@,L	CoStar Group, Inc.	1,004,570
100,100		Deluxe Corp.	1,783,782
55,028	@,L	Dollar Financial Corp.	831,473
10,700	@,L	Emergency Medical Services Corp.	242,141
17,400	@	FTI Consulting, Inc.	1,191,204
17,100	@,L	Gartner, Inc.	354,312
28,300	@,L	Geo Group, Inc.	636,750
9,100	@	Hackett Group, Inc.	52,234
15,700	L	Heidrick & Struggles International, Inc.	433,948
104,000	@,L	Hudson Highland Group, Inc.	1,088,880
58,900		Interactive Data Corp.	1,480,157
4,600	@,L	Kendle International, Inc.	167,118
66,400	@	Kforce, Inc.	563,736
26,700	@,L	Korn/Ferry International	419,991
7,500	L	MAXIMUS, Inc.	261,150
9,200	@,L	Morningstar, Inc.	662,676
10,700	@,L	Navigant Consulting, Inc.	209,292
3,200	@,@@	Net 1 UEPS Technologies, Inc.	77,760
102,300	@,L	Rent-A-Center, Inc.	2,104,311
72,452	@,L	SuccessFactors, Inc.	793,349
29,300	@,L	TrueBlue, Inc.	387,053
12,400	@,L	Valassis Communications, Inc.	155,248

			19,404,166

		Computers: 1.5%
6,100	@,L	Ansoft Corp.	222,040
15,900	@,L	CACI International, Inc.	727,743
48,500	@	Ciber, Inc.	301,185
12,900	@,L	COMSYS IT Partners, Inc.	117,648
4,700	@	Electronics for Imaging	68,620
6,500	@	iGate Corp.	52,845
20,900		Imation Corp.	479,028
2,000	L	Integral Systems, Inc.	77,400
4,800	@,L	InterVoice, Inc.	27,360
7,200	@,L	Magma Design Automation, Inc.	43,704
6,300	@,L	Manhattan Associates, Inc.	149,499
21,700	@,L	Mentor Graphics Corp.	342,860
86,600	@	Micros Systems, Inc.	2,640,434
5,800	@	NCI, Inc.	132,704
10,200	@,L	Palm, Inc.	54,978
33,400	@,L	Perot Systems Corp.	501,334
58,700	@,L	Quantum Corp.	79,245
26,000	@	Silicon Storage Technology, Inc.	72,020
9,900	@,L	Synaptics, Inc.	373,527

			6,464,174

		Distribution/Wholesale: 1.2%
55,800	@,L	MWI Veterinary Supply, Inc.	1,847,538
18,200	L	Owens & Minor, Inc.	831,558
105,050	L	Pool Corp.	1,865,688
9,300	@,L	United Stationers, Inc.	343,635

			4,888,419

		Diversified Financial Services: 2.7%
13,600	@,L	BGC Partners, Inc.	102,680
156,605	L	Calamos Asset Management, Inc.	2,666,983
9,875	@,L	CompuCredit Corp.	58,922
8,700	@,L	Encore Capital Group, Inc.	76,821
7,500		Federal Agricultural Mortgage Corp.	185,850
11,500		Financial Federal Corp.	252,540
17,500		First Marblehead Corp.	44,975
33,700	@	Interactive Brokers Group, Inc.	1,082,781
53,100	@,L	Knight Capital Group, Inc.	954,738
9,500	L	National Financial Partners Corp.	188,290
14,600		Nelnet, Inc.	163,958
52,400	@,L	Ocwen Financial Corp.	243,660
149,100		OptionsXpress Holdings, Inc.	3,330,894
44,200		SWS Group, Inc.	734,162
4,900	@,L	TradeStation Group, Inc.	49,735
1,600		US Global Investors, Inc.	26,800
27,500	@,L	World Acceptance, Corp.	925,925

			11,089,714

		Electric: 1.4%
10,000		Black Hills Corp.	320,600
45,800	@	El Paso Electric Co.	906,840
31,200	L	ITC Holdings Corp.	1,594,632
34,700	L	PNM Resources, Inc.	415,012
59,100		Portland General Electric Co.	1,330,932
2,633		UIL Holdings Corp.	77,437
58,200		Westar Energy, Inc.	1,251,882

			5,897,335

		Electrical Components & Equipment: 2.2%
16,100	@,L	Advanced Energy Industries, Inc.	220,570
54,341	@,L	General Cable Corp.	3,306,650

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Electrical Components & Equipment (continued)
102,700	@	GrafTech International Ltd.	$2,755,441
46,100	@,L	Greatbatch, Inc.	797,530
55,600	L	Insteel Industries, Inc.	1,018,036
9,900	@,L	Power-One, Inc.	18,711
23,800	@	Superior Essex, Inc.	1,062,194

			9,179,132

		Electronics: 0.7%
32,350	@	Benchmark Electronics, Inc.	528,599
12,100	@,L	Checkpoint Systems, Inc.	252,648
23,000		CTS Corp.	231,150
12,300		Methode Electronics, Inc.	128,535
18,200	@	Plexus Corp.	503,776
8,900	@,L	Rofin-Sinar Technologies, Inc.	268,780
223,700	@	Sanmina-SCI Corp.	286,336
18,300		Technitrol, Inc.	310,917
36,100	@,L	TTM Technologies, Inc.	476,881
4,700	L	Watts Water Technologies, Inc.	117,030

			3,104,652

		Energy — Alternate Sources: 0.1%
18,200	@,L	Evergreen Solar, Inc.	176,358
10,600	@,L	Headwaters, Inc.	124,762

			301,120

		Engineering & Construction: 0.4%
4,700	@	EMCOR Group, Inc.	134,091
46,900	@,L	Perini Corp.	1,550,045

			1,684,136

		Entertainment: 0.5%
138,600	L	Cinemark Holdings, Inc.	1,810,116
6,100	@,L	Macrovision Solutions Corp.	91,256
4,000	@	Rick’s Cabaret International, Inc.	67,200
6,000	@	Steinway Musical Instruments	158,400

			2,126,972

		Environmental Control: 0.8%
110,850	@	Waste Connections, Inc.	3,539,441

			3,539,441

		Food: 2.2%
232,300		B&G Foods, Inc.	2,169,682
67,700	@,@@	Fresh Del Monte Produce, Inc.	1,595,689
44,800	L	Nash Finch Co.	1,535,296
47,500		Spartan Stores, Inc.	1,092,500
167,488	@,L	Winn-Dixie Stores, Inc.	2,683,158

			9,076,325

		Forest Products & Paper: 0.6%
49,100	@	Buckeye Technologies, Inc.	415,386
73,400		Rock-Tenn Co.	2,201,266

			2,616,652

		Gas: 2.0%
65,100		Atmos Energy Corp.	1,794,807
23,400		Laclede Group, Inc.	944,658
24,750		New Jersey Resources Corp.	808,088
90,500		Northwest Natural Gas Co.	4,186,530
18,100		WGL Holdings, Inc.	628,794

			8,362,877

		Hand/Machine Tools: 0.4%
38,800		Regal-Beloit Corp.	1,639,300

			1,639,300

		Healthcare — Products: 3.0%
36,300	@,L	Bruker BioSciences Corp.	466,455
37,500	@,L	Conmed Corp.	995,625
800	@,L	Haemonetics Corp.	44,368
6,400	@	Hanger Orthopedic Group, Inc.	105,536
39,200	@,L	Idexx Laboratories, Inc.	1,910,608
12,500	@,L	Integra LifeSciences Holdings Corp.	556,000
55,500		Invacare Corp.	1,134,420
13,200	@,L	Medical Action Industries, Inc.	136,884
7,400	L	Mentor Corp.	205,868
17,900	@	Neurometrix, Inc.	25,060
5,600	@,L	Palomar Medical Technologies, Inc.	55,888
10,600	@,L	Power Medical Interventions, Inc.	58,830
250,800	@,L	PSS World Medical, Inc.	4,088,040
41,700	@,L	Quidel Corp.	688,884
46,600	L	Steris Corp.	1,340,216
6,100	@,L	SurModics, Inc.	273,524
33,900	@,L	Thoratec Corp.	589,521

			12,675,727

		Healthcare — Services: 1.7%
45,000	@,L	Alliance Imaging, Inc.	390,150
13,400	@	Amedisys, Inc.	675,628
27,200	@	AMERIGROUP Corp.	565,760
20,900	@,L	Apria Healthcare Group, Inc.	405,251
29,900	@	Centene Corp.	502,021
29,800	@,L	Five Star Quality Care, Inc.	140,954
70,200	@,L	Gentiva Health Services, Inc.	1,337,310
4,000	@,L	Molina Healthcare, Inc.	97,360
65,400	@,L	Psychiatric Solutions, Inc.	2,474,736
17,900	@	Res-Care, Inc.	318,262
8,000	@	US Physical Therapy, Inc.	131,280

			7,038,712

		Holding Companies — Diversified: 0.0%
5,600		Compass Diversified Trust	64,008

			64,008

		Home Builders: 0.0%
39,500	@,L	Champion Enterprises, Inc.	231,075

			231,075

		Home Furnishings: 0.1%
14,700		Hooker Furniture Corp.	254,604
32,000	L	Tempur-Pedic International, Inc.	249,920

			504,524

		Household Products/Wares: 1.6%
174		CSS Industries, Inc.	4,214
13,900		Ennis, Inc.	217,535
20,700	@,L	Helen of Troy Ltd.	333,684
124,081	@,L	Jarden Corp.	2,263,237
61,000	L	Scotts Miracle-Gro Co.	1,071,770
79,700	S	Tupperware Corp.	2,727,334

			6,617,774

		Insurance: 4.2%
24,975		American Physicians Capital, Inc.	1,209,789
14,000	@	Amerisafe, Inc.	223,160
9,591	@,@@	Argo Group International Holdings Ltd.	321,874
44,100	@@	Aspen Insurance Holdings Ltd.	1,043,847
23,500	@@,L	Assured Guaranty Ltd.	422,765
14,500		Delphi Financial Group	335,530
35,800	@	eHealth, Inc.	632,228
12,100	@,L	First Mercury Financial Corp.	213,444

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
11,000		Flagstone Reinsurance Holdings Ltd.	$129,690
5,600	@,L	Hallmark Financial Services, Inc.	54,152
17,100	@@	Max Re Capital Ltd.	364,743
42,400		Meadowbrook Insurance Group, Inc.	224,720
500	@	Navigators Group, Inc.	27,025
31,400	@@	Platinum Underwriters Holdings Ltd.	1,023,954
73,600	@	PMA Capital Corp.	677,856
28,000		PMI Group, Inc.	54,600
111,200	@,L	ProAssurance Corp.	5,349,828
56,400		RLI Corp.	2,790,108
24,700		Safety Insurance Group, Inc.	880,555
14,300	@,L	SeaBright Insurance Holdings, Inc.	207,064
24,100		Selective Insurance Group	452,116
19,700		Zenith National Insurance Corp.	692,652

			17,331,700

		Internet: 3.0%
8,800	@,L	Ariba, Inc.	129,448
10,900	@	Art Technology Group, Inc.	34,880
15,300	@,@@, L	AsiaInfo Holdings, Inc.	180,846
18,800	@	Avocent Corp.	349,680
11,800	@	Blue Coat Systems, Inc.	166,498
9,200	@,L	Chordiant Software, Inc.	46,000
13,600	@,L	CMGI, Inc.	144,160
37,433	@,L	Cybersource Corp.	626,254
341,311	@,L	Dice Holdings, Inc.	2,819,229
4,500	@,L	Digital River, Inc.	173,610
88,300	@,L	Earthlink, Inc.	763,795
37,700		FTD Group, Inc.	502,541
21,200	@,L	Interwoven, Inc.	254,612
22,200	@,L	j2 Global Communications, Inc.	510,600
209,842	@,L	Liquidity Services, Inc.	2,419,478
900		Nutri/System, Inc.	12,726
10,000	@,L	Secure Computing Corp.	41,400
3,600	@,L	thinkorswim Group, Inc.	25,380
180,448	@,L	Travelzoo, Inc.	1,546,439
29,700	@,L	Trizetto Group	634,986
72,100	L	United Online, Inc.	723,163
26,900	@	Valueclick, Inc.	407,535

			12,513,260

		Investment Companies: 0.1%
16,557	S	Kohlberg Capital Corp.	165,570
17,329		MCG Capital Corp.	68,969
7,142	S	Patriot Capital Funding, Inc.	44,638
21,000	L	TICC Capital Corp.	114,660

			393,837

		Iron/Steel: 0.3%
10,300		Olympic Steel, Inc.	781,976
3,400		Schnitzer Steel Industries, Inc.	389,640

			1,171,616

		Machinery — Construction & Mining: 0.1%
18,900	@,L	Astec Industries, Inc.	607,446

			607,446

		Machinery — Diversified: 1.7%
86,375	S	Applied Industrial Technologies, Inc.	2,087,684
12,400		Cascade Corp.	524,768
7,200	@	Chart Industries, Inc.	350,208
31,700	@,L	Columbus McKinnon Corp.	763,336
2,500	@,L	Intevac, Inc.	28,200
6,700	@,L	Middleby Corp.	294,197
58,500		Wabtec Corp.	2,844,270

			6,892,663

		Media: 0.7%
9,200	L	Belo Corp.	67,252
11,700	L	Entercom Communications Corp.	82,134
12,300	L	Lee Enterprises, Inc.	49,077
30,000	@,L	Lin TV Corp.	178,800
13,200		McClatchy Co.	89,496
17,600	@,L	Scholastic Corp.	504,416
237,500		Sinclair Broadcast Group, Inc.	1,805,000

			2,776,175

		Metal Fabricate/Hardware: 1.6%
24,300		CIRCOR International, Inc.	1,190,457
58,600		Commercial Metals Co.	2,209,220
30,500		Kaydon Corp.	1,568,005
46,591	@,L	RBC Bearings, Inc.	1,552,412

			6,520,094

		Mining: 0.9%
46,600		Compass Minerals International, Inc.	3,754,096

			3,754,096

		Miscellaneous Manufacturing: 3.0%
21,600		Acuity Brands, Inc.	1,038,528
9,700		AO Smith Corp.	318,451
70,200		Aptargroup, Inc.	2,944,890
45,900	L	Barnes Group, Inc.	1,059,831
50,900	@,L	Ceradyne, Inc.	1,745,870
50,000	@,L	EnPro Industries, Inc.	1,867,000
26,500		Koppers Holdings, Inc.	1,109,555
61,800		Myers Industries, Inc.	503,670
153,000		Reddy Ice Holdings, Inc.	2,093,040

			12,680,835

		Office Furnishings: 0.3%
31,600		Herman Miller, Inc.	786,524
2,900		HNI, Corp.	51,214
37,600		Knoll, Inc.	456,840

			1,294,578

		Office/Business Equipment: 0.2%
82,200		IKON Office Solutions, Inc.	927,216

			927,216

		Oil & Gas: 3.8%
2,300	L	APCO Argentina, Inc.	66,585
4,600	@,S, L	ATP Oil & Gas Corp.	181,562
11,800	@,L	Bois d’Arc Energy, Inc.	286,858
15,600	@	Callon Petroleum Co.	426,816
56,300	@,@@, L	Gran Tierra Energy, Inc.	448,711
80,200	@,L	Grey Wolf, Inc.	724,206
91,200	@,L	McMoRan Exploration Co.	2,509,824
51,000	@,L	Parker Drilling Co.	510,510
37,200	L	Penn Virginia Corp.	2,805,624
35,100	@	Southwestern Energy Co.	1,671,111
39,000	L	St. Mary Land & Exploration Co.	2,520,960
35,100	@,L	Stone Energy Corp.	2,313,441
12,500	@,L	Swift Energy Co.	825,750
50,100	@,L	Vaalco Energy, Inc.	424,347

			15,716,305

		Oil & Gas Services: 2.8%
34,800	@,L	Allis-Chalmers Energy, Inc.	619,440
9,600	@,L	Basic Energy Services, Inc.	302,400

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services (continued)
65,500	@,L	Exterran Holdings, Inc.	$4,682,595
30,200	@	FMC Technologies, Inc.	2,323,286
19,500	@,L	ION Geophysical Corp.	340,275
7,200		Lufkin Industries, Inc.	599,616
8,600	@	Matrix Service Co.	198,316
9,100	@,L	Newpark Resources	71,526
9,300	@	T-3 Energy Services, Inc.	739,071
44,000	@,L	Trico Marine Services, Inc.	1,602,480
14,600	@,L	Union Drilling, Inc.	316,528

			11,795,533

		Packaging & Containers: 1.3%
4,100	@	AEP Industries, Inc.	71,217
104,700	L	Silgan Holdings, Inc.	5,312,478

			5,383,695

		Pharmaceuticals: 2.8%
24,600	@,L	Alkermes, Inc.	304,056
13,700	@,L	Alpharma, Inc.	308,661
3,200	@,L	Auxilium Pharmaceuticals, Inc.	107,584
11,400	@	Barrier Therapeutics, Inc.	45,828
7,000	@,L	Bentley Pharmaceuticals, Inc.	113,050
51,200	@,L	Bionovo, Inc.	62,464
21,000	@,@@, L	Cardiome Pharma Corp.	184,800
11,600	@	Combinatorx, Inc.	41,180
18,400	@,L	Cypress Bioscience, Inc.	132,296
24,800	@,L	Durect Corp.	91,016
59,800	@	HealthExtras, Inc.	1,802,372
31,300	@,L	Medarex, Inc.	206,893
23,100	@,L	Medivation, Inc.	273,273
18,200	@,L	Onyx Pharmaceuticals, Inc.	647,920
10,300	@,L	Par Pharmaceutical Cos., Inc.	167,169
165,100	@,L	PharMerica Corp.	3,729,609
13,000	@,L	Progenics Pharmaceuticals, Inc.	206,310
9,600	@,L	Rigel Pharmaceuticals, Inc.	217,536
4,900	@,L	Salix Pharmaceuticals Ltd.	34,447
15,200	@,L	ULURU, Inc.	12,920
15,000	@,L	United Therapeutics Corp.	1,466,250
14,000	@,L	Valeant Pharmaceuticals International	239,540
67,900	@,L	Viropharma, Inc.	750,974
12,000	@,L	Xenoport, Inc.	468,360

			11,614,508

		Real Estate: 0.8%
9,400	@	Forestar Real Estate Group, Inc.	179,070
245,900	@,L	HFF, Inc.	1,399,171
32,200	L	Jones Lang LaSalle, Inc.	1,938,118

			3,516,359

		Retail: 4.0%
21,150	@,L	Aeropostale, Inc.	662,630
80,300	L	Barnes & Noble, Inc.	1,994,652
9,300		Bob Evans Farms, Inc.	265,980
47,450		Brown Shoe Co., Inc.	642,948
12,300		Buckle, Inc.	562,479
13,000		Casey’s General Stores, Inc.	301,210
72,600	L	Cash America International, Inc.	2,250,600
13,400		CBRL Group, Inc.	328,434
26,000	@,L	Collective Brands, Inc.	302,380
119,600	@	Denny’s Corp.	339,664
14,800	@,L	Domino’s Pizza, Inc.	170,200
25,600	@	Ezcorp, Inc.	326,400
9,500	@,L	First Cash Financial Services, Inc.	142,405
51,900	@,S	Gymboree Corp.	2,079,633
17,200	@	Insight Enterprises, Inc.	201,756
46,200	@	Jack in the Box, Inc.	1,035,342
27,900	@,L	JOS A Bank Clothiers, Inc.	746,325
55,600	S,L	Men’s Wearhouse, Inc.	905,724
17,000		Movado Group, Inc.	336,600
113,100	@,L	Papa John’s International, Inc.	3,007,329

			16,602,691

		Savings & Loans: 0.3%
33,637		First Niagara Financial Group, Inc.	432,572
4,700	S,L	First Place Financial Corp.	44,180
9,400	@	Guaranty Financial Group, Inc.	50,478
2,100		OceanFirst Financial Corp.	37,905
21,200		United Community Financial Corp.	79,500
11,500		WSFS Financial Corp.	512,900

			1,157,535

		Semiconductors: 2.8%
2,600	@	Actel Corp.	43,810
193,400	@,L	Amkor Technology, Inc.	2,013,294
10,700	@,L	Applied Micro Circuits Corp.	91,592
8,600	@	Asyst Technologies, Inc.	30,702
10,100	@,L	Axcelis Technologies, Inc.	49,288
9,300	@,L	Brooks Automation, Inc.	76,911
43,400	@,L	Cirrus Logic, Inc.	241,304
21,425	@,L	Diodes, Inc.	592,187
73,900	@	Emulex Corp.	860,935
28,430	@,L	Entegris, Inc.	186,217
6,900	@,L	IXYS Corp.	82,386
29,600	@,L	Kulicke & Soffa Industries, Inc.	215,784
12,400	@,L	Lattice Semiconductor Corp.	38,812
4,700	@	LTX Corp.	10,340
12,200	@,L	Mattson Technology, Inc.	58,072
33,300		Micrel, Inc.	304,695
11,500	@,L	Microsemi Corp.	289,570
31,500	@,L	MIPS Technologies, Inc.	118,125
17,600	@,L	MKS Instruments, Inc.	385,440
7,700	@,L	Omnivision Technologies, Inc.	93,093
6,000	@,L	Photronics, Inc.	42,240
83,200	@,L	PMC — Sierra, Inc.	636,480
4,200	@,L	Semitool, Inc.	31,542
18,000	@,L	Semtech Corp.	253,260
1,700	@,L	Sigma Designs, Inc.	23,613
35,100	@,L	Silicon Image, Inc.	254,475
174,600	@,L	Skyworks Solutions, Inc.	1,723,302
38,200	@,L	Standard Microsystems Corp.	1,037,130
2,000	@,L	Supertex, Inc.	46,680
36,400	@,L	Techwell, Inc.	448,448
97,500	@,L	Triquint Semiconductor, Inc.	590,850
66,500	@	Zoran Corp.	778,050

			11,648,627

		Software: 4.8%
45,400	@,L	Actuate Corp.	177,514
37,600		Acxiom Corp.	432,024
271,475	@	Aspen Technology, Inc.	3,610,618
61,000	@,L	Blackboard, Inc.	2,332,030
14,600	@,L	CSG Systems International	160,892
3,200	@	Digi International, Inc.	25,120
12,800	@,L	Epicor Software Corp.	88,448
6,900	L	EPIQ Systems, Inc.	97,980
15,700		infoGROUP, Inc.	68,923
26,900	@	Informatica Corp.	404,576
34,100	@	JDA Software Group, Inc.	617,210
19,400	@	Mantech International Corp.	933,528
10,900	@	MedAssets, Inc.	185,845
100,156	@,L	Monotype Imaging Holdings, Inc.	1,219,900
109,800	@	Nuance Communications, Inc.	1,720,566
97,500	@,L	Omnicell, Inc.	1,285,050

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Software (continued)
44,760	@	Parametric Technology Corp.	$746,149
3,200		Pegasystems, Inc.	43,072
36,600	@	Progress Software Corp.	935,862
8,100	@,L	Smith Micro Software, Inc.	46,170
125,200	@	Solera Holdings, Inc.	3,463,032
4,300	@,L	SPSS, Inc.	156,391
41,200	@,L	Sybase, Inc.	1,212,104

			19,963,004

		Telecommunications: 5.9%
58,100	@	3Com Corp.	123,172
13,500	@,L	Adaptec, Inc.	43,200
80,000	@,L	Anixter International, Inc.	4,759,200
94,020	@,L	Arris Group, Inc.	794,469
12,500		Black Box Corp.	339,875
129,470	@,L	Cbeyond, Inc.	2,074,109
276,930	@	Centennial Communications Corp.	1,935,741
380,500	@,L	Cincinnati Bell, Inc.	1,514,390
15,500	@,L	Comtech Telecommunications	759,500
12,300	@	Extreme Networks	34,932
56,000	@,L	Finisar Corp.	66,640
10,200	@,L	Foundry Networks, Inc.	120,564
31,700	@,L	Harmonic, Inc.	301,467
8,500	@,L	Hypercom Corp.	37,400
7,100	@,L	Mastec, Inc.	75,686
32,100	@,L	MRV Communications, Inc.	38,199
13,800	@,L	Netgear, Inc.	191,268
134,067	@,L	Neutral Tandem, Inc.	2,346,173
55,900	@,L	Novatel Wireless, Inc.	622,167
97,300		NTELOS Holdings Corp.	2,468,501
31,900		Plantronics, Inc.	712,008
18,100	@,L	Polycom, Inc.	440,916
15,000	@,L	Powerwave Technologies, Inc.	63,750
182,800	@,L	Premier Global Services, Inc.	2,665,224
28,700	@,L	RF Micro Devices, Inc.	83,230
12,500	@,L	Sonus Networks, Inc.	42,750
37,600	@	Symmetricom, Inc.	144,384
84,800	@	Syniverse Holdings, Inc.	1,373,760
20,400	@,L	Tekelec	300,084
6,800	@,L	Utstarcom, Inc.	37,196

			24,509,955

		Textiles: 0.2%
14,500		Unifirst Corp.	647,570

			647,570

		Toys/Games/Hobbies: 0.7%
88,000	@,L	Jakks Pacific, Inc.	1,922,800
14,600	@,L	Marvel Entertainment, Inc.	469,244
22,200	@,L	RC2 Corp.	412,032

			2,804,076

		Transportation: 1.9%
9,500	L	Arkansas Best Corp.	348,080
10,600	@,L	Atlas Air Worldwide Holdings, Inc.	524,276
19,200	L	Genco Shipping & Trading Ltd.	1,251,840
43,500	@,L	Gulfmark Offshore, Inc.	2,530,830
60,000	L	Horizon Lines, Inc.	597,000
22,400	@	HUB Group, Inc.	764,512
26,400		Landstar System, Inc.	1,457,808
1,200	@,@@, L	TBS International Ltd.	47,940
25,300	@	YRC Worldwide, Inc.	376,211

			7,898,497

		Total Common Stock (Cost $393,287,186)	368,081,261

REAL ESTATE INVESTMENT TRUSTS: 5.1%

		Apartments: 0.8%
4,577	L	American Campus Communities, Inc.	127,424
22,300		Associated Estates Realty Corp.	238,833
7,000	L	Home Properties, Inc.	336,420
53,900		Mid-America Apartment Communities, Inc.	2,751,056

			3,453,733

		Diversified: 1.4%
73,000	L	Digital Realty Trust, Inc.	2,986,430
170,800		Lexington Corporate Properties Trust	2,328,004
7,200		Mission West Properties	78,912
8,500		PS Business Parks, Inc.	438,600

			5,831,946

		Health Care: 0.3%
6,800	S	Nationwide Health Properties, Inc.	214,132
23,600	L	Omega Healthcare Investors, Inc.	392,940
37,900		Senior Housing Properties Trust	740,187

			1,347,259

		Hotels: 0.1%
16,100		Ashford Hospitality Trust, Inc.	74,382
26,700		Hersha Hospitality Trust	201,585
6,000		LaSalle Hotel Properties	150,780

			426,747

		Mortgage: 0.5%
41,600	L	Anthracite Capital, Inc.	292,864
12,800		Capstead Mortgage Corp.	138,880
18,300		Gramercy Capital Corp.	212,097
166,700		MFA Mortgage Investments, Inc.	1,086,884
12,400	L	RAIT Investment Trust	92,008

			1,822,733

		Office Property: 0.8%
11,700	L	Alexandria Real Estate Equities, Inc.	1,138,878
6,900		BioMed Realty Trust, Inc.	169,257
108,100	L	Franklin Street Properties Corp.	1,366,384
18,300	L	Maguire Properties, Inc.	222,711
8,200	L	Parkway Properties, Inc.	276,586

			3,173,816

		Regional Malls: 0.3%
26,900		Glimcher Realty Trust	300,742
46,900		Pennsylvania Real Estate Investment Trust	1,085,266

			1,386,008

		Shopping Centers: 0.1%
6,600	L	Saul Centers, Inc.	310,134

			310,134

		Single Tenant: 0.2%
38,300	L	National Retail Properties, Inc.	800,470

			800,470

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares				Value

		Warehouse/Industrial: 0.6%
124,800		DCT Industrial Trust, Inc.		$1,033,344
34,600	L	EastGroup Properties, Inc.		1,484,340

				2,517,684

		Total Real Estate Investment Trusts (Cost $24,440,383)		21,070,530

Principal
Amount				Value

U.S. TREASURY OBLIGATIONS: 0.3%

		U.S. Treasury Notes: 0.3%
$1,225,000		4.625%, due 11/30/08		$1,238,782

		Total U.S. Treasury Obligations (Cost $1,236,729)		1,238,782

		Total Long-Term Investments (Cost $418,964,298)		390,390,573

SHORT-TERM INVESTMENTS: 26.7%

		U.S. Government Agency Obligations: 2.8%
9,783,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08		9,782,511
1,695,000		Federal Home Loan Bank, Discount Note, due 07/01/08		1,694,915

		Total U.S. Government Agency Obligations (Cost $11,477,426)		11,477,426

		Securities Lending CollateralCC: 23.9%
99,583,675		Bank of New York Mellon Corp. Institutional Cash Reserves		99,583,675

		Total Securities Lending Collateral (Cost $99,583,675)		99,583,675

		Total Short-Term Investments (Cost $111,061,101)		111,061,101

	Total Investments in Securities
		(Cost $530,025,399)*	120.5%	$501,451,674
		Other Assets and
		Liabilities - Net	(20.5)	(85,353,179)

		Net Assets	100.0%	$416,098,495

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $533,429,537.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$32,285,625
Gross Unrealized Depreciation	(64,263,488)

Net Unrealized Depreciation	$(31,977,863)

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on June 30, 2008

		Notional
	Number of	Market	Expiration	Unrealized
Contract Description	Contracts	Value ($)	Date	Depreciation

Long Contracts

Russell 2000	52	17,984,200	09/18/08	$(280,108)

				$(280,108)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$488,735,466	$(280,108)
Level 2 — Other Significant Observable Inputs	12,716,208	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$501,451,674	$(280,108)

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.3%

		Aerospace/Defense: 2.2%
27,700		Boeing Co.	$1,820,444
107,900	@	Spirit Aerosystems Holdings, Inc.	2,069,522
50,400		United Technologies Corp.	3,109,680

			6,999,646

		Auto Parts & Equipment: 0.9%
67,600		Johnson Controls, Inc.	1,938,768
44,300	@	TRW Automotive Holdings Corp.	818,221

			2,756,989

		Banks: 5.5%
375,742		Bank of America Corp.	8,968,962
56,100		Capital One Financial Corp.	2,132,361
73,700		Keycorp.	809,226
103,100		Wachovia Corp.	1,601,143
122,060		Wells Fargo & Co.	2,898,925
40,600		Zions Bancorp.	1,278,494

			17,689,111

		Beverages: 0.5%
33,300		Coca-Cola Co.	1,730,934

			1,730,934

		Chemicals: 1.6%
112,600		Rohm & Haas Co.	5,229,144

			5,229,144

		Commercial Services: 1.5%
154,600	@	Hertz Global Holdings, Inc.	1,484,160
19,600	@	ITT Educational Services, Inc.	1,619,548
28,400		McKesson Corp.	1,587,844

			4,691,552

		Cosmetics/Personal Care: 2.4%
128,500		Procter & Gamble Co.	7,814,085

			7,814,085

		Diversified Financial Services: 9.7%
107,860		CIT Group, Inc.	734,527
411,100		Citigroup, Inc.	6,890,036
49,200	@,@@	Doral Financial Corp.	666,168
388,190		Federal Home Loan Mortgage Corporation	6,366,316
87,600		Federal National Mortgage Association	1,709,076
17,600		Goldman Sachs Group, Inc.	3,078,240
69,300		Lehman Brothers Holdings, Inc.	1,372,833
47,100		Merrill Lynch & Co., Inc.	1,493,541
99,800		Morgan Stanley	3,599,786
281,500	@	TD Ameritrade Holding Corp.	5,092,335

			31,002,858

		Electric: 6.1%
92,300		American Electric Power Co., Inc.	3,713,229
224,200		CMS Energy Corp.	3,340,580
86,900		Edison International	4,464,922
20,300		Exelon Corp.	1,826,188
15,200		FirstEnergy Corp.	1,251,416
186,700		Sierra Pacific Resources	2,372,957
121,800		Xcel Energy, Inc.	2,444,526

			19,413,818

		Electronics: 1.2%
90,000	@	Avnet, Inc.	2,455,200
40,300	@@	Tyco Electronics Ltd.	1,443,546

			3,898,746

		Entertainment: 0.3%
42,600		International Game Technology	1,064,148

			1,064,148

		Food: 5.0%
44,600		General Mills, Inc.	2,710,342
35,200		Kellogg Co.	1,690,304
73,900		Kraft Foods, Inc.	2,102,455
301,400		Safeway, Inc.	8,604,970
35,200		Sysco Corp.	968,352

			16,076,423

		Forest Products & Paper: 0.8%
496,017	@,@@	Domtar Corp.	2,703,293

			2,703,293

		Hand/Machine Tools: 1.0%
94,400		Kennametal, Inc.	3,072,720

			3,072,720

		Healthcare — Services: 1.9%
46,700		Aetna, Inc.	1,892,751
85,200	@	WellPoint, Inc.	4,060,632

			5,953,383

		Insurance: 6.3%
45,700		Allstate Corp.	2,083,463
46,300		American International Group, Inc.	1,225,098
14,510		Assurant, Inc.	957,080
484,990		Genworth Financial, Inc.	8,637,672
17,900		Hartford Financial Services Group, Inc.	1,155,803
322,300		MGIC Investment Corp.	1,969,253
18,300		Prudential Financial, Inc.	1,093,242
16,200	@@	RenaissanceRe Holdings Ltd.	723,654
54,800		Travelers Cos., Inc.	2,378,320

			20,223,585

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Internet: 0.7%
120,400	@	Symantec Corp.	$2,329,740

			2,329,740

		Iron/Steel: 0.6%
9,800		United States Steel Corp.	1,810,844

			1,810,844

		Leisure Time: 0.5%
70,400		Royal Caribbean Cruises Ltd.	1,581,888

			1,581,888

		Machinery — Construction & Mining: 0.5%
20,900		Joy Global, Inc.	1,584,847

			1,584,847

		Media: 5.1%
292,600		News Corp. — Class A	4,400,704
140,000	@	Time Warner Cable, Inc.	3,707,200
285,100		Time Warner, Inc.	4,219,480
134,300		Walt Disney Co.	4,190,160

			16,517,544

		Miscellaneous Manufacturing: 3.2%
30,900		Dover Corp.	1,494,633
276,570		General Electric Co.	7,381,653
30,800	@@	Tyco International Ltd.	1,233,232

			10,109,518

		Oil & Gas: 15.5%
27,100		Anadarko Petroleum Corp.	2,028,164
102,900		Chevron Corp.	10,200,477
74,550		ConocoPhillips	7,036,775
16,200		Devon Energy Corp.	1,946,592
227,980		ExxonMobil Corp.	20,091,877
103,800		Marathon Oil Corp.	5,384,106
46,175		XTO Energy, Inc.	3,163,449

			49,851,440

		Oil & Gas Services: 1.8%
8,800		Baker Hughes, Inc.	768,592
55,633		Halliburton Co.	2,952,443
20,500		Schlumberger Ltd.	2,202,315

			5,923,350

		Packaging & Containers: 0.6%
53,100	@	Pactiv Corp.	1,127,313
47,400		Sealed Air Corp.	901,074

			2,028,387

		Pharmaceuticals: 8.9%
109,900		Abbott Laboratories	5,821,403
154,200		Bristol-Myers Squibb Co.	3,165,726
31,100		Cardinal Health, Inc.	1,604,138
208,300		Merck & Co., Inc.	7,850,827
247,670		Pfizer, Inc.	4,326,795
291,100		Schering-Plough Corp.	5,731,759

			28,500,648

		Retail: 1.0%
33,100		CVS Caremark Corp.	1,309,767
75,180		Staples, Inc.	1,785,525

			3,095,292

		Semiconductors: 0.5%
59,900		Xilinx, Inc.	1,512,475

			1,512,475

		Software: 1.0%
67,400		CA, Inc.	1,556,266
57,500		Microsoft Corp.	1,581,825

			3,138,091

		Telecommunications: 6.8%
158,000	@	Cisco Systems, Inc.	3,675,080
96,090		Corning, Inc.	2,214,875
445,700		Verizon Communications, Inc.	15,777,778

			21,667,733

		Transportation: 1.7%
89,300		Norfolk Southern Corp.	5,596,431

			5,596,431

		Total Common Stock (Cost $359,052,140)	305,568,663

REAL ESTATE INVESTMENT TRUSTS: 1.6%

		Apartments: 0.6%
52,609		Apartment Investment & Management Co.	1,791,863

			1,791,863

		Diversified: 0.3%
31,800		Liberty Property Trust	1,054,170

			1,054,170

		Office Property: 0.4%
12,900		Alexandria Real Estate Equities, Inc.	1,255,686

			1,255,686

		Shopping Centers: 0.3%
31,800		Kimco Realty Corp.	1,097,736

			1,097,736

		Total Real Estate Investment Trusts (Cost $5,933,957)	5,199,455

		Total Long-Term Investments (Cost $364,986,097)	310,768,118

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 6.0%

		U.S. Government Agency Obligations: 6.0%
$19,286,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$19,285,036

		Total Short-Term Investments (Cost $19,285,036)	19,285,036

	Total Investments in Securities
	(Cost $384,271,133)*	102.9%	$330,053,154
	Other Assets and Liabilities - Net	(2.9)	(9,438,597)

	Net Assets	100.0%	$320,614,557

@	Non-income producing security
@@	Foreign Issuer
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $389,919,990.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,402,560
Gross Unrealized Depreciation	(69,269,396)

Net Unrealized Depreciation	$(59,866,836)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio
as of June 30, 2008 (Unaudited) (continued)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$310,768,118	$—
Level 2 — Other Significant Observable Inputs	19,285,036	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$330,053,154	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio
as of June 30, 2008 (Unaudited)

Country Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 84.7%

		Australia: 3.1%
472,268	S	BHP Billiton Ltd.	$20,099,932
91,342		Crown Ltd.	812,524
117,959	L	John Fairfax Holdings Ltd.	331,379
3,731,437	L	Macquarie Airports Management Ltd.	7,380,621
338,899	S	Newcrest Mining Ltd.	9,405,472
91,342		Publishing & Broadcasting Ltd.	289,112
235,295	L	Rio Tinto Ltd.	30,444,266

			68,763,306

		Austria: 3.2%
99,793		Erste Bank der Oesterreichischen Sparkassen AG	6,171,865
22,376		Flughafen Wien AG	2,133,187
737,623	@	Immoeast Immobilien Anlagen AG	6,523,143
45,658		Oesterreichische Elektrizitaetswirtschafts AG	4,077,007
311,578	S	OMV AG	24,343,714
133,163		Raiffeisen International Bank Holding AG	16,918,576
62,621		Telekom Austria AG	1,356,920
93,653		Wiener Staedtische Allgemeine Versicherung AG	6,171,206
58,694		Wienerberger AG	2,454,149

			70,149,767

		Belgium: 1.0%
9,312		Groupe Bruxelles Lambert SA	1,104,102
28,476		InBev NV	1,968,865
102,917		Kbc Ancora	8,961,752
88,581		KBC Groep NV	9,791,890

			21,826,609

		Bermuda: 0.2%
52,702	@,L	Central European Media Enterprises Ltd.	4,771,112

			4,771,112

		Canada: 3.5%
86,550		Barrick Gold Corp.	3,956,159
57,632		Cameco Corp.	2,475,514
15,325		Canadian Natural Resources Ltd.	1,515,517
292,926	@	Eldorado Gold Corp.	2,496,349
1,134,103	@	Ivanhoe Mines Ltd.	12,289,730
143,625	@	OPTI Canada, Inc.	3,253,641
99,956	@	Petro-Canada	5,592,186
47,275		Potash Corp. of Saskatchewan	10,967,781
76,306	@,L	Research In Motion Ltd.	8,920,171
337,281		Suncor Energy, Inc.	19,590,216
119,256		Talisman Energy, Inc.	2,640,777
454,713	@	UTS Energy Corp.	2,657,732

			76,355,773

		Chile: 0.2%
104,835	L	Sociedad Quimica y Minera de Chile SA ADR	4,885,311

			4,885,311

		China: 0.3%
7,199,338	L	Beijing Capital International Airport Co., Ltd.	6,006,338
5		Weiqiao Textile Co.	4

			6,006,342

		Cyprus: 0.1%
260,493		Bank of Cyprus Public Co., Ltd.	3,180,989

			3,180,989

		Czech Republic: 2.6%
240,896	S	Komercni Banka A/S	56,109,477

			56,109,477

		Denmark: 1.5%
8,684	@	ALK-Abello A/S	1,043,242
155,163	S,L	Carlsberg A/S	14,946,813
30,319		Flsmidth & Co. A/S	3,312,541
171,949		Novo-Nordisk A/S	11,319,491
19,910	@	Vestas Wind Systems A/S	2,592,222

			33,214,309

		Finland: 2.5%
382,509	L	Fortum OYJ	19,360,940
97,934	L	Kemira OYJ	1,228,959
19,905		Kesko OYJ	640,488
16,538		Metso OYJ	748,525
347,987	L	Nokia OYJ	8,505,831
58,137		OKO Bank	1,003,638
82,729		Orion OYJ	1,643,067
69,920		Outotec OYJ	4,428,399
127,545	L	Ramirent OYJ	1,321,342
90,407	L	Sanoma-WSOY OYJ	2,000,126
16,981		Wartsila OYJ	1,060,340
541,024		YIT OYJ	13,509,898

			55,451,553

		France: 8.6%
13,042	L	Accor SA	866,380
117,336	L	ADP	10,948,809
98,880	S,L	Air Liquide	13,017,647
12,201	L	Alstom	2,797,765
96,697		BNP Paribas	8,704,389
61,398	L	Bouygues SA	4,050,852

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		France (continued)
58,454	L	Cie de Saint-Gobain	$3,620,103
6,112	L	EDF Energies Nouvelles S.A.	407,687
160,734		Electricite de France	15,226,506
21,956		Eurazeo	2,336,347
244,343		France Telecom SA	7,165,874
49,738	L	JC Decaux SA	1,260,785
65,874	L	Lafarge SA	10,044,971
165,582	L	LVMH Moet Hennessy Louis Vuitton SA	17,273,029
11,468		Nexity	310,037
77,549	L	Pernod-Ricard SA	7,913,502
67,951	L	PPR	7,501,299
13,465		Remy Cointreau SA	731,634
137,702	L	Sanofi-Aventis	9,150,165
75,169	L	Societe Television Francaise 1	1,251,350
12,878	L	Sodexho Alliance SA	842,476
293,679	L	Suez SA	19,907,819
12,311		Technip SA	1,136,055
391,210	S,L	Total SA	33,299,258
26,486	L	Veolia Environnement	1,478,643
115,837	L	Vinci SA	7,073,479
27,294		Vivendi	1,029,158

			189,346,019

		Germany: 6.2%
10,536		Adidas AG	663,814
106,763		Bayer AG	8,962,710
77,007		Commerzbank AG	2,291,358
13,558		Continental AG	1,385,465
97,178		DaimlerChrysler AG	6,015,284
115		Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	—
25,464		Deutsche Boerse AG	2,878,864
138,608		Deutsche Post AG	3,603,681
24,833		Deutsche Postbank AG	2,179,649
89,825	S	E.ON AG	18,095,276
353,249		Fraport AG Frankfurt Airport Services Worldwide	23,625,055
149,126		Fresenius AG	12,930,717
218,564		Fresenius Medical Care AG & Co. KGaA	12,014,741
26,789		Hamburger Hafen und Logistik AG	2,066,072
49,698		Henkel KGaA	1,860,411
18,988		K+S AG	10,893,756
46,760	@,L	KarstadtQuelle AG	541,395
8,162		MAN AG	903,630
18,140		Merck KGaA	2,572,023
25,491		Praktiker Bau- und Heimwerkermaerkte AG	537,488
31,960	@	Premiere AG	703,233
14,880		Rheinmetall AG	1,074,346
283,056		Rhoen Klinikum AG	8,903,526
96,811		Siemens AG	10,671,627
24,776		Tognum AG	663,442
71,389	@	UkrTelecom GDR	642,921

			136,680,484

		Greece: 0.4%
168,351		Hellenic Telecommunications Organization SA	4,240,980
1,378,549		Veterin SA	3,778,894

			8,019,874

		Hong Kong: 1.4%
1,033,605		China Merchants Holdings International Co., Ltd.	4,000,357
2,882,244	@,L	Galaxy Entertainment Group Ltd.	1,872,990
18,711,100	L	GOME Electrical Appliances Holdings Ltd.	8,881,822
436,122	@	Hutchison Telecommunications International Ltd.	617,578
2,697,971	L	Melco International Development	2,592,842
376,334	@,L	Melco PBL Entertainment Macau Ltd. ADR	3,507,433
8,942,911		Shun TAK Holdings Ltd.	8,382,667

			29,855,689

		Hungary: 3.5%
2,194,403		Magyar Telekom Telecommunications PLC	10,692,279
9,549	@	Mol Magyar Olaj- es Gazipari Rt	1,285,787
1,506,146	@,L	OTP Bank Nyrt	62,998,044
10,695		Richter Gedeon Nyrt	2,309,614

			77,285,724

		India: 1.6%
124,137	#	Banking Index Benchmark Exchange Traded Scheme — Bank BeESCitigroup Global Markets (Participation Certificate, Issuer: Citigroup Global Markets)	1,453,142
98,734	#	Bharti Airtel Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	1,653,975
91,273	#	ICICI Bank Ltd.(Participation Certificate, Issuer: Citigroup Global Markets)	1,491,209
156,530	#	ICICI Bank, Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	2,291,144
57,120	#	Mahindra & Mahindra Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	648,147
43,323	#	Oil & Natural Gas Corp. Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	820,123
601,450	#	State Bank of India Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	15,528,320
58,710		State Bank of India Ltd. GDR	3,155,701
311,963	#	State Bank of India Ltd.(Participation Certificate, Issuer: Citigroup Global Markets)	8,054,304

			35,096,065

		Indonesia: 0.0%
2,242,000		Semen Gresik Persero Tbk PT	975,888

			975,888

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Ireland: 0.4%
81,577		CRH PLC	$2,340,002
603,004	@	Dragon Oil PLC	5,478,082

			7,818,084

		Italy: 1.9%
11,895	@	Autogrill S.p.A.	142,225
388,263	L	Banca Popolare di Milano Scrl	3,623,868
53,052		Banca Popolare di Sondrio Scarl	654,385
42,442		Banche Popolari Unite Scpa	991,687
261,635		Buzzi Unicem S.p.A.	6,521,744
409,265		Credito Emiliano S.p.A.	3,584,929
15,368		Finmeccanica S.p.A.	401,812
72,523		Geox S.p.A.	735,132
1,674,308		Intesa Sanpaolo S.p.A. — RNC	8,627,437
616,978		Intesa Sanpaolo S.p.A.	3,507,432
48,641		Italcementi S.p.A.	804,681
6,370	L	Lottomatica S.p.A.	189,797
336,103		Mediobanca S.p.A.	5,695,930
1,223,353		Telecom Italia S.p.A.	2,446,829
630,764		UniCredito Italiano S.p.A.	3,836,851

			41,764,739

		Japan: 6.6%
25,230		Acom Co., Ltd.	780,933
18,375		Aeon Credit Service Co., Ltd.	230,262
28,816		Aisin Seiki Co., Ltd.	946,568
74,000		Bank of Kyoto Ltd.	773,490
259,000		Bank of Yokohama Ltd.	1,791,057
126,975	S,L	Canon, Inc.	6,536,155
474		Central Japan Railway Co.	5,224,649
133,000		Chiba Bank Ltd.	933,892
15,790		Credit Saison Co., Ltd.	331,222
19,600		Daikin Industries Ltd.	991,032
46,272		Daiwa Securities Group, Inc.	425,508
62,022		Denso Corp.	2,136,124
177	L	Dentsu, Inc.	375,606
792		East Japan Railway Co.	6,451,086
26,200		Eisai Co., Ltd.	925,488
23,100		Fanuc Ltd.	2,259,117
288		Fuji Television Network, Inc.	434,710
95,000		Gunma Bank Ltd.	633,326
67,020		Honda Motor Co., Ltd.	2,287,169
27,600		Ibiden Co., Ltd.	1,005,083
225,000		Isuzu Motors Ltd.	1,083,489
50,000		Itochu Corp.	533,088
1,024	S	Japan Tobacco, Inc.	4,367,213
16,728		JFE Holdings, Inc.	843,396
33,469		JS Group Corp.	532,888
18,136		JSR Corp.	360,422
603		KDDI Corp.	3,731,016
259,801		Komatsu Ltd.	7,255,238
49,829		Kubota Corp.	358,116
17,900		Kyocera Corp.	1,688,568
26,361		Makita Corp.	1,078,819
133,324		Matsushita Electric Industrial Co., Ltd.	2,852,304
36,700		Mitsubishi Corp.	1,209,291
441,286		Mitsubishi Electric Corp.	4,772,892
565,480	S	Mitsubishi UFJ Financial Group, Inc.	4,997,398
48,000		Mitsui & Co., Ltd.	1,059,412
24,596		Mitsui Fudosan Co., Ltd.	526,428
243		Mizuho Financial Group, Inc.	1,130,639
9,000		Nidec Corp.	599,484
29,390		Nintendo Co., Ltd.	16,666,289
308,011		Nippon Electric Glass Co., Ltd.	5,353,842
161		Nippon Telegraph & Telephone Corp.	794,418
45,077		Nissan Motor Co., Ltd.	374,386
16,171		Nitto Denko Corp.	621,619
39,804		Nomura Holdings, Inc.	589,432
2,416		NTT DoCoMo, Inc.	3,543,644
10,232		Olympus Corp.	346,878
25,883		Promise Co., Ltd.	723,660
37,207		Ricoh Co., Ltd.	673,422
65		Sapporo Hokuyo Holdings, Inc.	439,831
33,847		Seven & I Holdings Co., Ltd.	969,145
38,000		Sharp Corp.	619,448
20,200		Shin-Etsu Chemical Co., Ltd.	1,253,512
77,000		Shizuoka Bank Ltd.	786,912
124,481		Sony Corp.	5,456,460
39,397		Stanley Electric Co., Ltd.	955,132
103,000		Sumitomo Chemical Co., Ltd.	648,908
30,900		Sumitomo Electric Industries Ltd.	392,416
136,974		Sumitomo Heavy Industries	929,015
274,134		Sumitomo Metal Industries Ltd.	1,206,960
430	S	Sumitomo Mitsui Financial Group, Inc.	3,233,690
168,000		Sumitomo Trust & Banking Co., Ltd.	1,173,668
54,000		Suruga Bank Ltd.	703,068
223,628		Suzuki Motor Corp.	5,296,532
35,400		Takeda Pharmaceutical Co., Ltd.	1,800,426
226,396	S	Toyota Motor Corp.	10,686,799
52,944	L	Yamada Denki Co., Ltd.	3,772,167
42,202		Yamaha Motor Co., Ltd.	790,360
14,368		Yamato Holdings Co., Ltd.	200,562

			145,455,179

		Luxembourg: 0.7%
158,189	@,L	Millicom International Cellular SA	16,372,562

			16,372,562

		Mexico: 1.2%
1,966,620		America Movil SA de CV — Series L	5,192,528
23,101	L	America Movil SA de CV ADR	1,218,578
271,069		Controladora Comercial Mexicana SA de CV	813,488
862,126		Corporacion Moctezuma	2,072,326
138,451		Fomento Economico Mexicano SA de CV ADR	6,300,905
146,492		Grupo Cementos Chihuahua	795,166
1,510,299		Grupo Financiero Banorte SA de CV	7,102,569
52,436	L	Grupo Televisa SA ADR	1,238,538
164,705	@	Urbi Desarrollos Urbanos SA de C.V	569,347

			25,303,445

		Netherlands: 0.8%
25,344		Koninklijke Vopak NV	1,712,345
358,640		Royal KPN NV	6,131,616
29,745		TNT NV	1,012,346
239,323		Unilever NV	6,767,734
34,451	@	X5 Retail Group NV GDR	1,154,844

			16,778,885

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		New Zealand: 0.1%
1,867,005		Auckland International Airport Ltd.	$2,775,788

			2,775,788

		Norway: 2.2%
86,330		Aker Kvaerner ASA	2,034,210
509,233		DnB NOR ASA	6,469,371
628,209		Statoil ASA	23,438,328
274,425		Telenor ASA	5,151,549
131,289		Yara International ASA	11,594,869

			48,688,327

		Philippines: 0.0%
86,238		Ayala Corp.	494,306
1,377,532		Ayala Land, Inc.	293,545

			787,851

		Poland: 3.9%
24,860	@	Bank BPH	837,989
227,842		Bank Handlowy w Warszawie	8,549,938
318,290	S	Bank Pekao SA	24,543,713
51,930		Bank Zachodni WBK SA	3,318,253
15,416	@	BRE Bank SA	2,556,845
2,529,676		Polish Oil & Gas	3,946,196
1,132,944		Powszechna Kasa Oszczednosci Bank Polski SA	24,346,098
1,742,700		Telekomunikacja Polska SA	16,862,471

			84,961,503

		Portugal: 0.6%
392,481		Energias de Portugal SA	2,040,870
1,431,919		Jeronimo Martins	10,380,987

			12,421,857

		Romania: 0.6%
753,619		Romanian Bank for Development SA	6,295,641
35,863,292		SNP Petrom SA	7,166,272

			13,461,913

		Russia: 6.2%
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	962,501
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	446,338
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	444,723
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	909,736
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	476,542
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	2,938,639
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	558,395
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	137,358
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	672,296
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	180,628
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	119,848
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	273,038
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	297,778
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	232,305
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	429,976
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	66,163
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	149,516
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	133,769
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	31,278
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	2,289,423
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	409,224
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	1,955,000
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	322,000
9,831	#,L	Evraz Group SA GDR	1,140,265
143,346	@,L	Lukoil — Spon ADR	14,080,731
428,938		Novatek OAO	3,727,471
12,384	#,L	Novatek OAO GDR	1,046,448
215,964	@,#	Novorossiysk Sea Trading Port — Spon GDR	3,158,474
737,613	@,L	OAO Gazprom ADR	42,625,869
1,343,237	@	OAO Rosneft Oil Co. GDR	15,493,735
4,409	@	Open Investments	1,628,274
252,459	@,#	Pharmstandard OJSC GDR	6,917,504

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Russia (continued)
15,356		Polyus Gold Co. ZAO	$852,348
154,336	@,L	Polyus Gold Co. ZAO ADR	4,465,773
78,138	@	Rosneft OJSC Co. — GDR	904,903
4,755,733		Sberbank RF	14,990,094
143,870	@,#,L	Sistema-Hals GDR	1,004,213
5,762	@,#	Uralkali GDR	417,745
273,444		Uralkaliy	3,965,114
1,221,344		URSA Bank	1,658,605
262,574	@,#,L	VTB Bank OJSC GDR	1,814,976
21,558	@	Wimm-Bill-Dann Foods — Class S	1,561,439

			135,890,455

		South Korea: 0.2%
9,070		Samsung Electronics Co., Ltd.	5,418,766

			5,418,766

		Spain: 1.7%
7,273		Acciona SA	1,719,252
261,723	L	Banco Bilbao Vizcaya Argentaria SA	4,986,823
92,654	@	EDP Renovaveis SA	1,072,215
81,027		Gamesa Corp. Tecnologica SA	3,966,828
405,518	@,L	Iberdrola Renovables	3,124,193
471,446		Iberdrola SA	6,281,469
18,293	L	Inditex SA	838,568
556,233		Telefonica SA	14,720,055

			36,709,403

		Sweden: 1.0%
89,622		Getinge AB	2,185,084
41,803		Hennes & Mauritz AB	2,255,284
30,780		Modern Times Group AB	1,801,812
947,297	S	Nordea Bank AB	12,980,352
119,398	L	Swedbank AB	2,294,118
209,738		TeliaSonera AB	1,550,591

			23,067,241

		Switzerland: 6.4%
220,719	@	ABB Ltd.	6,247,640
21,216		BKW FMB Energie AG	2,900,389
189,968		Compagnie Financiere Richemont AG	10,542,423
12,962		Flughafen Zuerich AG	4,708,830
288,709	S	Holcim Ltd.	23,336,925
481,893	S	Nestle SA	21,716,350
24,570	S	Nobel Biocare Holding AG	798,873
287,662		Novartis AG	15,830,672
91,456		Roche Holding AG	16,441,257
2,371		SGS SA	3,381,162
34,961		Swatch Group AG — BR	8,693,306
10,477		Synthes, Inc.	1,441,031
287,748	@	UBS AG — Reg	5,996,162
237,594		Xstrata PLC	18,926,817

			140,961,837

		Taiwan: 1.0%
684,000		Asia Cement Corp.	1,022,600
21	#	Baskets-Luxembourg Exchange (TWSEBKI Tracking Basket, Issuer: Merrill Lynch Intl & Co.)	2,136,498
69,100		Cathay Financial Holding Co., Ltd. GDR	1,485,650
1,301,385	#	Chinatrust Financial Holding Co., Ltd. (Taiwan Participation Certificates, Issuer: Citigroup Global Markets Hold)	1,243,499
284,386	L	Chunghwa Telecom Ltd. ADR	7,214,873
95,207		Far Eastern Textile Co., Ltd. GDR	1,240,547
29,986		First Financial Holding Co., Ltd. GDR	657,947
104,285		Fubon Financial Holding Co., Ltd. GDR	1,065,084
288,058		President Chain (Low Exercise Price Warrant, Issuer: Deutsche Bank AG London)	958,296
1,146,000		Taiwan Cement Corp.	1,545,721
310,192	#	Taiwan Fertilizer Co. Ltd. (Low Exercise Price Warrant, Issuer: Deutsche Bank AG London)	1,164,753
1,736,920	#	Tatung Co, Ltd. (Low Exercise Price Warrant, Issuer: Deutsche Bank AG London)	700,832
760,493	#	Uni-President (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	914,295
1,291,785	#	Yuanta Financial Holding Co., Ltd. (Taiwan Participation Certificates, Issuer: Citigroup Global Markets Hold)	1,021,505

			22,372,100

		Ukraine: 0.7%
17,389,206	@	JSCB Ukrsotsbank	3,227,452
13,488,271	@	Raiffeisen Bank Aval	2,244,968
44,623	@	Ukrnafta Oil Co. ADR	2,198,779
113	@	Ukrnafta Oil Co. GDR	33,270
42,464,048	@	UkrTelecom	8,090,604

			15,795,073

		United Kingdom: 8.5%
158,198		Amec PLC	2,787,641
258,192		Anglo American PLC	18,133,770
142,469		BAE Systems PLC	1,250,493
175,975		BHP Billiton PLC	6,748,639
2,595,177		BP PLC	30,079,603
317,274		BT Group PLC	1,256,938
311,037		Burberry Group PLC	2,797,490
181,432		Cadbury PLC	2,285,743
264,459		Compass Group PLC	1,989,242
845,462	S	Diageo PLC	15,489,844
697,203		GlaxoSmithKline PLC	15,412,198
55,217		Intertek Group PLC	1,081,560
71,395		Peter Hambro Mining PLC	1,817,761
312,647		QinetiQ PLC	1,279,723
181,679		Reckitt Benckiser PLC	9,176,241
146,362		Rio Tinto PLC	17,625,923
621,394	@	Rolls-Royce Group PLC	4,199,849
49,645,747	@	Rolls-Royce Group PLC — B Shares Entitlement	98,886
1,464,287		Royal Bank of Scotland Group PLC	6,233,660
816,370		Smith & Nephew PLC	8,956,731
1,472,166		Tesco PLC	10,767,863
8,619,849	S	Vodafone Group PLC	25,396,748
62,788		William Hill PLC	398,198
84,374		WPP Group PLC	806,246

			186,070,990

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		United States: 0.1%
34,018	@	Dr Pepper Snapple Group, Inc.	$713,698
63,447		KKR Private Equity Investors LP	804,520

			1,518,218

		Total Common Stock (Cost $1,821,672,037)	1,862,368,507

EXCHANGE-TRADED FUNDS: 6.6%

		Australia: 0.4%
358,017	L	iShares MSCI Australia Index Fund	9,555,474

			9,555,474

		Eurozone: 4.0%
1,652,038		iShares DJ Euro STOXX 50	88,227,995

			88,227,995

		Japan: 1.5%
77,482	@	Nomura ETF — Nikkei 225 Exchange Traded Fund	10,025,923
1,704,404	@,L	Nomura TOPIX Exchange Traded Fund	21,621,059

			31,646,982

		United States: 0.7%
1,124,830	L	iShares MSCI Taiwan Index Fund	15,893,848

			15,893,848

		Total Exchange-Traded Funds (Cost $156,671,140)	145,324,299

MUTUAL FUNDS: 0.1%

		Romania: 0.0%
346,500		SIF 3 Transilvania Brasov	208,167

			208,167

		Russia: 0.1%
313,271	@	RenShares Utilities Ltd.	892,822

			892,822

		Total Mutual Funds (Cost $616,694)	1,100,989

PREFERRED STOCK: 1.9%

		Brazil: 1.6%
1,229,188		Petroleo Brasileiro SA	35,439,504

			35,439,504

		Russia: 0.3%
6,295	I	Silvinit BRD	7,333,675

			7,333,675

		Total Preferred Stock (Cost $33,819,693)	42,773,179

		Total Long-Term Investments (Cost $2,012,779,564)	2,051,566,974

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 20.6%

		U.S. Government Agency Obligations: 4.6%
$100,536,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$100,530,973

		Total U.S. Government Agency Obligations (Cost $100,530,973)	100,530,973

		Securities Lending CollateralCC: 16.0%
351,930,804		Bank of New York Mellon Corp. Institutional Cash Reserves	351,930,804

		Total Securities Lending Collateral (Cost $351,930,804)	351,930,804

		Total Short-Term Investments (Cost $452,461,777)	452,461,777

	Total Investments in Securities
	(Cost $2,465,241,341)*	113.9%	$2,504,028,751
	Other Assets and Liabilities - Net	(13.9)	(305,246,503)

	Net Assets	100.0%	$2,198,782,248

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $2,473,212,175.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$187,506,112
Gross Unrealized Depreciation	(156,689,536)

Net Unrealized Appreciation	$30,816,576

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio
as of June 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Advertising	0.1%
Aerospace/Defense	0.3
Agriculture	0.2
Apparel	0.2
Auto Manufacturers	1.2
Auto Parts & Equipment	0.3
Banks	17.4
Beverages	2.2
Building Materials	2.6
Chemicals	3.5
Closed-End Funds	0.0
Commercial Services	0.4
Computers	0.4
Distribution/Wholesale	0.1
Diversified Financial Services	1.7
Electric	4.0
Electrical Components & Equipment	0.4
Electronics	0.4
Energy — Alternate Sources	0.3
Engineering & Construction	4.3
Entertainment	0.0
Equity Fund	0.1
Exchange Traded Fund	0.1
Food	2.6
Food Service	0.1
Hand/Machine Tools	0.1
Healthcare — Products	1.2
Healthcare — Services	1.0
Hedge Fund	0.1
Holding Companies — Diversified	1.2
Home Builders	0.0
Home Furnishings	0.4
Household Products/Wares	0.5
Insurance	0.3
Investment Companies	0.1
Iron/Steel	0.1
Leisure Time	0.0
Lodging	0.3
Machinery — Construction & Mining	0.5
Machinery — Diversified	0.6
Media	0.7
Mining	6.8
Miscellaneous Manufacturing	0.6
Office/Business Equipment	0.3
Oil & Gas	12.8
Oil & Gas Services	0.1
Pharmaceuticals	4.1
Real Estate	0.8
Retail	2.1
Semiconductors	0.2
Telecommunications	7.0
Textiles	0.0
Toys/Games/Hobbies	0.8
Transportation	1.0
Water	0.1
Other Long-Term Investments	6.6
Short-Term Investments	20.6
Other Assets and Liabilities — Net	(13.9)

Net Assets	100.0%

At June 30, 2008 the following forward foreign currency contracts were outstanding for the ING Julius Baer Foreign Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

EURO EUR 45,299,838	Buy	09/02/08	70,880,203	$71,086,243	$206,040
Hungary Forint HUF 3,294,296,316	Buy	08/19/08	21,268,577	21,851,809	583,231
Hungary Forint HUF 1,203,437,020	Buy	08/19/08	7,720,774	7,982,669	261,895
Japanese Yen JPY 880,441,797	Buy	08/01/08	8,471,896	8,307,141	(164,755)
Japanese Yen JPY 9,362,271,687	Buy	08/08/08	89,524,295	88,367,140	(1,157,155)

					$(270,744)

Canada Dollars CAD 5,715,066	Sell	09/22/08	5,598,066	$5,598,680	$(614)
Czech Republic Koruny CZK 181,446,301	Sell	09/22/08	11,683,600	11,924,166	(240,567)
EURO EUR 59,826,132	Sell	09/02/08	92,409,837	93,881,461	(1,471,624)
EURO EUR 26,745,493	Sell	09/02/08	41,221,758	41,970,053	(748,295)
EURO EUR 26,851,732	Sell	09/16/08	41,221,758	42,106,253	(884,495)
EURO EUR 28,845,664	Sell	09/22/08	44,445,399	45,218,894	(773,495)
Hungary Forint HUF 4,497,733,335	Sell	08/19/08	27,555,082	29,834,477	(2,279,395)
Mexico Pesos MXN 121,385,286	Sell	08/21/08	11,562,816	11,679,505	(116,689)
Poland Zlotych PLN 58,579,735	Sell	08/19/08	26,478,512	27,352,704	(874,192)

					$(7,389,366)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio
as of June 30, 2008 (Unaudited) (continued)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$577,055,807	$—
Level 2 — Other Significant Observable Inputs	1,912,536,470	(7,660,110)
Level 3 — Significant Unobservable Inputs	14,436,474	—

Total	$2,504,028,751	$(7,660,110)

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments**
Balance at 12/31/07	$17,278,540	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	(2,842,066)	—
Transfers in and/or out of Level 3	—	—

Balance at 06/30/08	$14,436,474	$—

**	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(2,842,066). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.9%

		Banks: 1.9%
146,600		Capital One Financial Corp.	$5,572,266

			5,572,266

		Biotechnology: 2.4%
145,611	@	Amgen, Inc.	6,867,015

			6,867,015

		Computers: 7.1%
246,700		Hewlett-Packard Co.	10,906,607
83,100		International Business Machines Corp.	9,849,843

			20,756,450

		Diversified Financial Services: 16.3%
809,300		Citigroup, Inc.	13,563,868
843,800		Countrywide Financial Corp.	3,586,150
600,300		Federal Home Loan Mortgage Corporation	9,844,920
14,300		Goldman Sachs Group, Inc.	2,501,070
349,200		JPMorgan Chase & Co.	11,981,052
187,600		Merrill Lynch & Co., Inc.	5,948,796

			47,425,856

		Electric: 8.9%
1,345,100	@	AES Corp.	25,839,370

			25,839,370

		Healthcare — Services: 9.7%
402,924		Aetna, Inc.	16,330,510
453,765		UnitedHealth Group, Inc.	11,911,331

			28,241,841

		Insurance: 2.6%
288,250		American International Group, Inc.	7,627,095

			7,627,095

		Internet: 19.8%
283,994	@	Amazon.com, Inc.	20,825,280
497,300	@	eBay, Inc.	13,591,209
61,131	@	Expedia, Inc.	1,123,588
22,702	@	Google, Inc. — Class A	11,950,787
488,950	@	Yahoo!, Inc.	10,101,707

			57,592,571

		Iron/Steel: 0.3%
12,900		Nucor Corp.	963,243

			963,243

		Media: 3.5%
685,750		Time Warner, Inc.	10,149,100

			10,149,100

		Miscellaneous Manufacturing: 6.8%
590,300		Eastman Kodak Co.	8,518,029
421,400		General Electric Co.	11,247,166

			19,765,195

		Retail: 5.3%
142,600		JC Penney Co., Inc.	5,174,954
140,500	@	Sears Holding Corp.	10,349,230

			15,524,184

		Semiconductors: 2.3%
233,700		Texas Instruments, Inc.	6,580,992

			6,580,992

		Software: 4.7%
281,950		CA, Inc.	6,510,226
157,150	@	Electronic Arts, Inc.	6,982,175

			13,492,401

		Telecommunications: 6.3%
329,200	@	Cisco Systems, Inc.	7,657,192
2,220,796		Qwest Communications International, Inc.	8,727,728
194,700		Sprint Nextel Corp.	1,849,650

			18,234,570

	Total Investments in Securities
	(Cost $368,177,485)*	97.9%	$284,632,149
	Other Assets and Liabilities - Net	2.1	6,134,788

	Net Assets	100.0%	$290,766,937

@	Non-income producing security

*	Cost for federal income tax purposes is $381,662,111.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$10,316,504
Gross Unrealized Depreciation	(107,346,466)

Net Unrealized Depreciation	$(97,029,962)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio
as of June 30, 2008 (Unaudited) (continued)

about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$284,632,149	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$284,632,149	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio
as of June 30, 2008 (Unaudited)

Investment Type Allocation
as of June 30, 2008
(as a percent of net assets)

Corporate Bonds/Notes	57.0%
U.S. Government Agency Obligations	20.0%
U.S. Treasury Obligations	11.3%
Collateralized Mortgage Obligations	10.7%
Asset-Backed Securities	1.3%
Preferred Stock	0.2%
Common Stock	0.0%
Other Assets and Liabilities – Net*	(0.5)%

Net Assets	100.0%

*	Includes short-term investments related to ING Institutional Prime Money Market Fund, repurchase agreement and securities lending collateral.

Portfolio holdings are subject to change daily.

Principal
Amount			Value

CORPORATE BONDS/NOTES: 57.0%

		Agriculture: 0.6%
$2,558,000	C	Bunge Ltd. Finance Corp., 4.375%, due 12/15/08	$2,562,167

			2,562,167

		Banks: 7.7%
4,056,000		American Express Centurion Bank, 5.200%, due 11/26/10	4,063,978
640,000	@@,C	Bank of Ireland, 3.063%, due 12/29/49	435,200
3,760,000		Bank One Corp., 6.000%, due 02/17/09	3,782,729
750,000	@@,C	Barclays Bank PLC, 4.000%, due 12/31/49	491,250
240,000	@@,C	Barclays O/S Inv, 3.189%, due 04/11/49	150,768
870,000	@@,C	Den Norske Bank ASA, 2.938%, due 11/29/49	581,160
1,979,000		Greater Bay Bancorp., 5.125%, due 04/15/10	2,030,624
2,320,000	@@,C	Hongkong & Shanghai Banking Corp., Ltd., 3.063%, due 07/29/49	1,566,000
1,320,000	@@,C	HSBC Bank PLC, 3.288%, due 06/29/49	871,200
660,000	@@,C	Lloyds TSB Bank PLC, 2.813%, due 11/29/49	432,300
1,630,000	@@,C	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	1,067,650
1,170,000	@@,C	Lloyds TSB Bank PLC, 3.500%, due 06/29/49	767,380
1,840,000	@@,C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	1,843,987
100,000	@@,C	National Westminster Bank PLC, 3.125%, due 11/29/49	64,425
5,021,000		NCNB Corp., 9.375%, due 09/15/09	5,250,033
804,000		PNC Funding Corp., 4.500%, due 03/10/10	800,510
1,600,000	@@,C	Royal Bank of Scotland Group PLC, 3.375%, due 12/29/49	1,016,000
440,000	@@,C	Societe Generale, 3.003%, due 11/29/49	326,136
2,190,000	@@,C	Standard Chartered PLC, 3.063%, due 11/29/49	1,379,700
1,390,000	@@,C	Standard Chartered PLC, 3.463%, due 12/29/49	896,550
160,000	@@,C	Standard Chartered PLC, 3.963%, due 01/29/49	106,400
2,248,000	C	Wachovia Capital Trust III, 5.800%, due 03/15/42	1,529,501
942,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	984,968
2,365,000		Wells Fargo Bank NA, 7.550%, due 06/21/10	2,495,498
400,000	@@,C	Westpac Banking Corp., 2.806%, due 09/30/49	312,199

			33,246,146

		Beverages: 0.3%
1,307,000	#,C	Miller Brewing Co., 4.250%, due 08/15/08	1,308,662

			1,308,662

		Diversified Financial Services: 13.2%
2,031,000	@@,#, C	Aiful Corp., 4.450%, due 02/16/10	1,835,624
5,627,000		Bear Stearns Cos., Inc., 3.063%, due 02/01/12	5,383,025
962,000		Bear Stearns Cos., Inc., 3.129%, due 01/31/11	934,138
2,059,000		Citigroup, Inc., 5.125%, due 02/14/11	2,052,405
4,058,000		Citigroup, Inc., 7.250%, due 10/01/10	4,220,689
2,753,000		Countrywide Home Loans, Inc., 6.250%, due 04/15/09	2,712,435
440,000	@@,C	Financiere CSFB NV, 2.938%, due 03/29/49	288,200
1,314,000		General Electric Capital Corp., 4.125%, due 09/01/09	1,319,273
3,675,000		General Electric Capital Corp., 6.125%, due 02/22/11	3,842,051
2,587,000		Genworth Global Funding Trusts, 5.200%, due 10/08/10	2,589,072
2,817,000	C	Goldman Sachs Capital III, 3.452%, due 12/31/49	2,001,957
2,934,000		International Lease Finance Corp., 2.858%, due 05/24/10	2,746,236
2,500,000		International Lease Finance Corp., 4.875%, due 09/01/10	2,413,875
817,000		International Lease Finance Corp., 5.000%, due 04/15/10	792,302
1,771,000		John Deere Capital Corp., 4.875%, due 03/16/09	1,780,121
3,840,000		Lehman Brothers Holdings, Inc., 2.878%, due 04/03/09	3,728,517
1,992,000		Lehman Brothers Holdings, Inc., 3.950%, due 11/10/09	1,927,772
1,704,000	@@,#	Mantis Reef Ltd., 4.799%, due 11/03/09	1,665,394
5,618,000		Merrill Lynch & Co., Inc., 2.756%, due 12/04/09	5,387,038
1,945,000		Morgan Stanley, 5.050%, due 01/21/11	1,923,951
360,724	@@,#, C	Petroleum Export Ltd., 5.265%, due 06/15/11	358,170
238,183	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	243,861
1,744,000	#	Premium Asset Trust/XL Life, 3.039%, due 10/08/09	1,746,776
3,992,000		Textron Financial Corp., 5.125%, due 11/01/10	4,048,974

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Diversified Financial Services (continued)
$1,200,000	#,C, S	Twin Reefs Pass-through Trust, 3.459%, due 12/10/49	$44,100
1,000,000	@@,C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	1,001,229

			56,987,185

		Electric: 4.5%
2,000,000	C	American Electric Power Co., Inc., 5.375%, due 03/15/10	2,021,824
901,000	C	Dominion Resources, Inc., 2.858%, due 11/14/08	888,744
2,084,000	C	Dominion Resources, Inc., 5.125%, due 12/15/09	2,108,016
1,004,000	C	DTE Energy Co., 6.650%, due 04/15/09	1,018,830
739,000	C	Duke Energy Corp., 7.375%, due 03/01/10	776,877
2,838,000	C	Nisource Finance Corp., 7.875%, due 11/15/10	2,944,627
398,000	C	Pacific Gas & Electric, 4.200%, due 03/01/11	394,908
2,041,000	C	PG&E Corp., 3.600%, due 03/01/09	2,039,671
3,358,000	C	Southern Cal Edison, 7.625%, due 01/15/10	3,511,471
1,153,000		Southern California Edison Co., 2.950%, due 02/02/09	1,145,644
2,500,000	C	Virginia Electric and Power Co., 4.100%, due 12/15/08	2,504,118

			19,354,730

		Environmental Control: 0.5%
2,236,000	#	Oakmont Asset Trust, 4.514%, due 12/22/08	2,244,709

			2,244,709

		Food: 2.2%
2,266,000		General Mills, Inc., 3.038%, due 01/22/10	2,238,067
3,974,000	S	Kraft Foods, Inc., 4.125%, due 11/12/09	3,969,339
2,988,000		Kraft Foods, Inc., 5.625%, due 08/11/10	3,061,104

			9,268,510

		Gas: 0.6%
976,000		AGL Capital Corp., 7.125%, due 01/14/11	1,021,376
1,725,000		Southern Union Co., 6.150%, due 08/16/08	1,726,127

			2,747,503

		Healthcare — Products: 0.6%
2,485,000	@@	Covidien International Finance SA, 5.150%, due 10/15/10	2,507,425

			2,507,425

		Healthcare — Services: 2.5%
1,924,000	C	Aetna, Inc., 7.875%, due 03/01/11	2,054,355
3,931,000		UnitedHealth Group, Inc., 2.762%, due 03/02/09	3,898,880
1,489,000	C	UnitedHealth Group, Inc., 4.125%, due 08/15/09	1,475,912
3,543,000	C	WellPoint, Inc., 4.250%, due 12/15/09	3,508,548

			10,937,695

		Insurance: 0.9%
1,225,000	@@,C	Aegon NV, 4.634%, due 12/31/49	735,000
1,748,000		Genworth Financial, Inc., 5.231%, due 05/16/09	1,756,890
1,166,000	@@,#	Nippon Life Insurance, 4.875%, due 08/09/10	1,157,467

			3,649,357

		Media: 3.9%
4,484,000	C	Comcast Cable Communications Holdings, Inc., 6.875%, due 06/15/09	4,606,041
802,000	C	Comcast Corp., 5.450%, due 11/15/10	815,725
3,412,000	C	COX Communications, Inc., 4.625%, due 01/15/10	3,394,415
2,253,000	@@,C	Thomson Corp., 4.750%, due 05/28/10	2,245,013
3,927,000	C	Time Warner, Inc., 6.750%, due 04/15/11	4,017,019
1,653,000	C	Viacom, Inc., 7.700%, due 07/30/10	1,728,398

			16,806,611

		Miscellaneous Manufacturing: 0.9%
3,747,000	@@,C	Tyco International Group SA, 6.375%, due 10/15/11	3,837,239

			3,837,239

		Oil & Gas: 0.8%
702,000	C	ConocoPhillips, 6.375%, due 03/30/09	715,542
2,762,000	@@,C	Transocean, Inc., 2.873%, due 09/05/08	2,758,487

			3,474,029

		Pharmaceuticals: 1.0%
4,116,000	C	Wyeth, 6.950%, due 03/15/11	4,359,843

			4,359,843

		Real Estate: 0.6%
1,775,000		Duke Realty LP, 5.625%, due 08/15/11	1,724,411
853,000	C	Simon Property Group LP, 7.000%, due 07/15/09	859,286

			2,583,697

		Retail: 3.4%
1,952,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	2,001,454
5,000,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	4,808,410
4,071,000	C	Home Depot, Inc., 4.625%, due 08/15/10	4,019,237
3,263,000	C	Target Corp., 6.350%, due 01/15/11	3,404,859
413,000	C	Target Corp., 7.500%, due 08/15/10	442,423

			14,676,383

		Savings & Loans: 1.1%
2,989,000		Washington Mutual, Inc., 4.000%, due 01/15/09	2,899,701
2,250,000		Washington Mutual, Inc., 4.200%, due 01/15/10	1,958,189

			4,857,890

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Software: 0.8%
$3,509,000	C	Oracle Corp. and Ozark Holding, Inc., 5.000%, due 01/15/11	$3,579,440

			3,579,440

		Telecommunications: 9.5%
2,800,000	C	AT&T, Inc., 5.300%, due 11/15/10	2,865,066
5,987,000	@@,C, S	British Telecommunications PLC, 8.625%, due 12/15/10	6,432,092
4,841,000	@@	Deutsche Telekom International Finance BV, 8.500%, due 06/15/10	5,123,545
4,980,000	@@,C	France Telecom SA, 7.750%, due 03/01/11	5,277,206
3,408,000	C	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	3,630,522
538,000	@@,C	Royal KPN NV, 8.000%, due 10/01/10	569,517
3,268,000	C	Sprint Capital Corp., 6.375%, due 05/01/09	3,268,650
3,760,000	@@,C	Telecom Italia Capital SA, 4.000%, due 01/15/10	3,710,808
658,000	@@,C	Telecom Italia Capital SA, 4.875%, due 10/01/10	652,856
6,221,000	@@,C, S	Telefonica Europe BV, 7.750%, due 09/15/10	6,559,945
821,000	C	Verizon Communications, Inc., 5.350%, due 02/15/11	838,795
2,023,000	@@,C	Vodafone Group PLC, 7.750%, due 02/15/10	2,114,771

			41,043,773

		Transportation: 1.4%
3,101,050		Burlington, 5.431%, due 03/26/10	3,082,444
1,283,000	C	Union Pacific Corp., 6.650%, due 01/15/11	1,339,897
1,687,000	C	Union Pacific Corp., 7.375%, due 09/15/09	1,728,768

			6,151,109

		Total Corporate Bonds/Notes (Cost $253,933,282)	246,184,103

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.0%

		Federal Home Loan Bank: 4.0%
5,505,000	L	4.375%, due 10/22/10	5,631,488
11,460,000	S	4.500%, due 10/09/09	11,684,192

			17,315,680

		Federal Home Loan Mortgage Corporation: 11.8%
5,479,782	C,S	3.750%, due 02/15/13	5,408,833
1,240,286	C,S	4.500%, due 12/15/16	1,244,203
9,892,000	S	4.750%, due 11/03/09	10,128,122
16,185,000	S	5.250%, due 05/21/09	16,523,720
633	S	5.500%, due 01/01/17	642
8,779,333	C,S	5.500%, due 06/15/35	8,903,184
11,079	S	5.782%, due 07/01/24	11,369
17,332	S	6.000%, due 06/01/11	17,568
40,662	S	6.000%, due 04/01/13	41,667
7,880,000	S	7.000%, due 03/15/10	8,394,643

			50,673,951

		Federal National Mortgage Association: 3.6%
7,058,000	S	5.125%, due 07/13/09	7,218,118
17,710	S	5.978%, due 12/01/17	17,869
5,864,000	S,L	6.000%, due 05/15/11	6,248,385
31,266	S	6.000%, due 02/01/13	32,157
43,512	S	6.000%, due 04/01/13	44,802
90,368	S	6.000%, due 07/01/16	92,992
138,016	S	6.000%, due 03/01/17	141,979
72,654	S	6.000%, due 05/01/17	74,741
66,897	S	6.000%, due 09/01/17	68,818
748,942	S	6.500%, due 10/01/22	778,599
410,919	S	6.500%, due 02/01/29	427,232
163,195	S	6.500%, due 10/01/32	169,439
75,524	S	7.000%, due 10/01/32	79,852
60,691	S	7.500%, due 08/01/27	65,587

			15,460,570

		Government National Mortgage Association: 0.0%
868	S	6.000%, due 12/15/08	871
1,342	S	6.000%, due 01/15/09	1,365
52,895	S	6.000%, due 04/15/13	54,596
15,879	S	7.500%, due 01/15/24	17,100
12,573	S	7.500%, due 07/15/27	13,545
9,791	S	9.000%, due 12/15/26	10,788
2,049	S	9.500%, due 03/15/20	2,284
7,149	S	9.500%, due 07/15/21	8,013

			108,562

		Other U.S. Agency Obligations: 0.6%
2,642,000	S	Federal Farm Credit Bank, 4.750%, due 05/07/10	2,718,848

			2,718,848

		Total U.S. Government Agency Obligations (Cost $85,141,676)	86,277,611

U.S. TREASURY OBLIGATIONS: 11.3%

		U.S. Treasury Notes: 10.2%
13,194,000	L	2.625%, due 05/31/10	13,206,376
29,389,000	S	2.875%, due 06/30/10	29,542,851
1,232,000	L	4.500%, due 05/15/10	1,275,794

			44,025,021

		Treasury Inflation Indexed Protected Securitiesip: 1.1%
4,395,229	S	0.875%, due 04/15/10	4,472,493

			4,472,493

		Total U.S. Treasury Obligations (Cost $48,441,321)	48,497,514

ASSET-BACKED SECURITIES: 1.3%

		Other Asset-Backed Securities: 1.3%
2,500,000	#,C, S	Franklin CLO Ltd., 3.934%, due 05/09/12	2,423,325
3,500,000	@@,#, C,S	TCW Select Loan Fund Ltd., Inc., 3.490%, due 10/10/13	3,290,000

		Total Asset-Backed Securities (Cost $6,007,955)	5,713,325

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.7%
150,000	C,S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	145,529
1,572,520	C,S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,569,560
390,000	C,S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	400,971
3,394,632	C,S	Banc of America Funding Corp., 5.750%, due 03/25/37	3,328,602
37,404	C,S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	37,146

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

$769,514	C,S	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	$767,628
233,877	C,S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	234,780
9,260,410	C,S	Citicorp Mortgage Securities, Inc., 6.000%, due 05/25/37	9,148,607
5,029,365	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	4,840,135
7,754	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	7,513
1,580,784	C,S	Freddie Mac, 5.500%, due 10/15/14	1,607,409
1,016,789	C,S	GMAC Commercial Mortgage Securities, Inc., 4.576%, due 05/10/40	991,257
490,000	C,S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	489,308
820,887	C,S	JPMorgan Alternative Loan Trust, 5.505%, due 01/25/36	713,394
2,589,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.051%, due 04/15/45	2,605,506
103,000	C,S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	102,273
70,000	C,S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	67,994
89,891	C,S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	89,907
2,710,853	C,S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	2,706,138
352,000	C,S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	300,722
800,000	C,S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	798,677
388,000	C,S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	387,294
3,418,000	C,S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	3,511,247
32,428	C,S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	31,258
768,000	C,S	Washington Mutual Mortgage Pass-through Certificates, 3.796%, due 06/25/34	752,944
2,480,117	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.673%, due 06/25/37	2,234,906
5,000,000	C,S	Washington Mutual Mortgage Pass-through Certificates, 5.819%, due 10/25/36	4,766,401
3,702,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 3.498%, due 06/25/35	3,610,590

		Total Collateralized Mortgage Obligations (Cost $47,093,819)	46,247,696

Shares			Value

COMMON STOCK: 0.0%

		Electric: 0.0%
140		Dynegy, Inc. — Class A	$1,197

		Total Common Stock (Cost $—)	1,197

PREFERRED STOCK: 0.2%

		Diversified Financial Services: 0.2%
56,800	P	Merrill Lynch & Co., Inc.	769,640

		Total Preferred Stock (Cost $1,420,000)	769,640

		Total Long-Term Investments (Cost $442,038,053)	433,691,086

SHORT-TERM INVESTMENTS: 10.0%

		Mutual Fund: 0.9%
3,800,000	**	ING Institutional Prime Money Market Fund	3,800,000

		Total Mutual Fund (Cost $3,800,000)	3,800,000

Principal
Amount			Value

		Repurchase Agreement: 0.5%
$2,160,000	S	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $2,160,144 to be received upon repurchase (Collateralized by $2,225,000 Federal Home Loan Bank, 4.650%, Market Value plus accrued interest $2,235,903, due 03/24/15)	$2,160,000

		Total Repurchase Agreement (Cost $2,160,000)	2,160,000

		Securities Lending CollateralCC: 8.6%
37,437,404		Bank of New York Mellon Corp. Institutional Cash Reserves	37,437,404

		Total Securities Lending Collateral (Cost $37,437,404)	37,437,404

		Total Short-Term Investments (Cost $43,397,404)	43,397,404

	Total Investments in Securities
	(Cost $485,435,457)*	110.5%	$477,088,490
	Other Assets and Liabilities - Net	(10.5)	(45,407,497)

	Net Assets	100.0%	$431,680,993

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
**	Investment in affiliate

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,385,471
Gross Unrealized Depreciation	(10,732,438)

Net Unrealized Depreciation	$(8,346,967)

ING Limited Maturity Bond Portfolio Open Futures Contracts on June 30, 2008

		Notional		Unrealized
	Number of	Market	Expiration	Appreciation/
Contract Description	Contracts	Value ($)	Date	(Depreciation)

Long Contracts

90-Day Eurodollar	176	42,539,200	03/16/09	$169,480
90-Day Eurodollar	88	21,223,400	06/15/09	78,552
U.S. Treasury 2-Year Note	360	76,033,123	09/30/08	363,875
U.S. Treasury 5-Year Note	17	1,879,430	09/30/08	(573)
U.S. Treasury Long Bond	43	4,970,531	09/19/08	157,783

				$769,117

Short Contracts

Fed Fund 30-Day	53	(21,641,189)	07/31/08	$(3,445)
U.S. Treasury 10-Year Note	193	(21,986,923)	09/19/08	(493,530)

				$(496,975)

ING Limited Maturity Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2008:

							Unrealized
	Reference	Buy/Sell	(Pay)/Receive	Termination		Notional	Appreciation/
Counterparty	Entity/Obligation	Protection	Fixed Rate (%)	Date		Amount	(Depreciation)

Morgan Stanley Capital Services Inc.	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.565)	12/20/12	USD	5,000,000	$(488)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.200)	01/20/13	USD	7,000,000	(27,848)
Barclays Bank PLC	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.100)	06/20/13	USD	2,000,000	22,126
UBS AG	Tyco International Group 6.375%, 10/15/11	Buy	(0.550)	12/20/11	USD	3,747,000	22,870
UBS AG	United Mexican States 7.500%, 04/08/33	Buy	(0.900)	01/20/13	USD	7,000,000	44,343
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	1.170	03/20/13	USD	7,000,000	(358,646)
UBS AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(6.400)	12/20/12	USD	600,000	250,399

							$(47,244)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$41,238,601	$272,142
Level 2 — Other Significant Observable Inputs	422,740,169	(297,643)
Level 3 — Significant Unobservable Inputs	13,109,720	250,399

Total	$477,088,490	$224,898

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments**

Balance at 12/31/07	$15,709,414	$(5,826)
Net purchases (sales)	(1,898,950)	—
Total realized and unrealized gain (loss)	(707,039)	256,225
Amortization of premium/discount	6,295	—
Transfers in and/or out of Level 3	—	—

Balance at 06/30/08	$13,109,720	$250,399

**	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(450,814). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)
as of June 30, 2008 (Unaudited)

Investment Type Allocation
as of June 30, 2008
(as a percent of net assets)

Commercial Paper	49.1%
Corporate Bonds/Notes	27.7%
U.S. Government Agency Obligations	8.5%
Repurchase Agreement	6.4%
U.S. Treasury Notes	5.2%
Securities Lending Collateral	3.4%
Certificates Of Deposit	2.3%
Other Assets and Liabilities – Net	(2.6)%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal
Amount			Value

CERTIFICATES OF DEPOSIT: 2.3%
$44,000,000		UBS AG, 2.980%, due 02/23/09	$44,000,000

		Total Certificates of Deposit (Cost $44,000,000)	44,000,000

COMMERCIAL PAPER: 49.1%
29,000,000		American General, 2.950%, due 07/11/08	28,976,236
28,000,000		ASB Finance, 2.985%, due 07/15/08	27,967,497
9,500,000		Barton Capital, 2.600%, due 07/01/08	9,500,000
20,000,000		Barton Capital, 2.630%, due 07/10/08	19,986,850
38,000,000		Barton Capital, 2.650%, due 07/09/08	37,977,511
14,025,000		Cafco, LLC, 0.000%, due 07/01/08	14,025,000
7,000,000		Cafco, LLC, 1.670%, due 07/03/08	6,999,028
7,000,000		Cafco, LLC, 2.490%, due 07/10/08	6,995,170
12,600,000		Cafco, LLC, 2.550%, due 07/29/08	12,575,010
17,000,000		Cafco, LLC, 2.650%, due 08/05/08	16,956,201
14,250,000		Cafco, LLC, 2.780%, due 09/15/08	14,165,767
5,000,000		Ciesco L.P., 0.000%, due 07/01/08	5,000,000
15,000,000		Ciesco L.P., 2.520%, due 08/06/08	14,961,300
8,500,000		Ciesco L.P., 2.640%, due 08/25/08	8,465,717
33,000,000		Ciesco L.P., 2.750%, due 09/03/08	32,838,453
23,000,000		Citigroup, Inc., 2.780%, due 09/12/08	22,870,344
35,500,000		Concord Minutemen Capital, 0.000%, due 07/01/08	35,500,000
10,000,000		Concord Minutemen Capital, 0.000%, due 07/01/08	10,000,000
23,800,000	#	Concord Minutemen Capital, 2.850%, due 07/24/08	23,756,664
7,500,000		Concord Minutemen Capital, 2.900%, due 08/19/08	7,469,885
23,000,000		Concord Minutemen Capital, 3.030%, due 09/17/08	22,848,008
14,000,000		Crown Point Capital, 2.640%, due 07/11/08	13,988,722
23,800,000	#	Crown Point Capital, 2.850%, due 07/23/08	23,758,548
7,500,000		Crown Point Capital, 2.900%, due 08/20/08	7,469,271
23,000,000		Crown Point Capital, 3.030%, due 09/18/08	22,846,060
15,500,000		Edison Asset Securitization, 2.500%, due 07/28/08	15,470,938
8,500,000		Edison Asset Securitization, 2.540%, due 10/08/08	8,440,394
5,000,000		Edison Asset Securitization, 2.600%, due 08/20/08	4,981,944
7,000,000		Edison Asset Securitization, LLC, 2.650%, due 08/04/08	6,982,481
50,000,000		General Electric Capital Corp., 2.510%, due 07/14/08	49,954,681
1,000,000		General Electric Co., 4.230%, due 09/02/08	992,598
15,000,000		Jupiter Securities Co., LLC, 2.450%, due 07/07/08	14,993,875
14,000,000		Jupiter Securities Co., LLC, 2.490%, due 07/09/08	13,991,289
14,250,000		Jupiter Securities Co., LLC, 2.550%, due 07/24/08	14,226,784
6,250,000		Old Line Funding, LLC, 2.440%, due 07/24/08	6,239,858
16,000,000	#	Old Line Funding, LLC, 2.530%, due 07/21/08	15,977,511
14,232,000		Old Line Funding, LLC, 2.530%, due 08/04/08	14,197,053
9,000,000	#	Old Line Funding, LLC, 2.550%, due 07/16/08	8,990,438
18,000,000		Old Line Funding, LLC, 2.690%, due 08/26/08	17,924,680
7,250,000	#	Old Line Funding, LLC, 2.732%, due 09/12/08	7,208,836
14,250,000		Park Avenue, 2.500%, due 07/17/08	14,234,167
17,500,000	#	Park Avenue, 2.550%, due 08/14/08	17,445,458
15,000,000		Park Avenue, 2.740%, due 09/02/08	14,927,288
1,500,000		Societe Generale, 2.600%, due 07/08/08	1,499,242
2,095,000		Societe Generale, 2.800%, due 08/06/08	2,089,134
5,000,000		Societe Generale, 2.920%, due 10/06/08	4,960,526
11,261,000		Thunder Bay Funding, LLC, 2.520%, due 07/10/08	11,253,117
15,000,000	#	Thunder Bay Funding, LLC, 2.540%, due 07/15/08	14,985,183
8,000,000	#	Thunder Bay Funding, LLC, 2.550%, due 07/21/08	7,988,667
14,250,000		Thunder Bay Funding, LLC, 2.620%, due 08/07/08	14,210,749
3,500,000		Thunder Bay Funding, LLC, 2.760%, due 09/09/08	3,481,081
5,250,000		Thunder Bay Funding, LLC, 2.770%, due 09/22/08	5,216,471

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

$29,000,000		Tulip Funding Corp., 2.570%, due 07/07/08	$28,987,578
23,500,000		Tulip Funding Corp., 2.670%, due 07/21/08	23,463,444
25,000,000	#	Windmill Funding Corp., 0.000%, due 07/01/08	25,000,000
15,000,000		Windmill Funding Corp., 2.470%, due 07/24/08	14,975,371
14,200,000		Windmill Funding Corp., 2.530%, due 08/04/08	14,165,131
13,500,000		Windmill Funding Corp., 2.580%, due 07/16/08	13,485,488
7,500,000		Windmill Funding Corp., 2.690%, due 07/25/08	7,486,000
8,000,000	#	Yorktown Capital, LLC, 2.445%, due 08/18/08	7,971,667
18,500,000	#	Yorktown Capital, LLC, 2.500%, due 07/23/08	18,471,736
3,076,000		Yorktown Capital, LLC, 2.540%, due 07/02/08	3,075,783
12,000,000		Yorktown Capital, LLC, 2.540%, due 08/14/08	11,962,747
2,518,000		Yorktown Capital, LLC, 2.670%, due 08/08/08	2,510,744
1,535,000		Yorktown Capital, LLC, 2.700%, due 08/22/08	1,528,925
14,250,000	#	Yorktown Capital, LLC, 2.753%, due 09/16/08	14,166,792

		Total Commercial Paper (Cost $948,013,091)	948,013,091

CORPORATE BONDS/NOTES: 27.7%
5,000,000		Allstate Life Global Funding Trusts, 2.513%, due 08/27/08	5,000,073
11,500,000		American Express Bank FSB, 2.470%, due 10/16/08	11,493,144
3,000,000		American Express Bank FSB, 2.673%, due 11/24/08	2,987,676
7,000,000		American Express Credit Corp., 2.492%, due 08/19/08	7,000,017
28,450,000	#	American General Finance Corp., 2.518%, due 09/12/08	28,450,816
3,250,000	#	American Honda Finance Corp., 2.780%, due 11/07/08	3,248,530
22,000,000	@@,#, C	Australia & New Zealand Banking Group Ltd., 2.892%, due 07/31/09	22,000,000
6,500,000	@@,#	Banco Santander Totta SA, 2.480%, due 08/15/08	6,500,036
7,250,000		Bank of America NA, 2.466%, due 06/12/09	7,238,253
13,750,000	#,C	Bank of America NA, 2.988%, due 08/03/09	13,750,000
3,700,000	@@,#	Bank of Scotland PLC, 2.541%, due 08/29/08	3,700,000
15,000,000	@@,#	Bank of Scotland PLC, 3.550%, due 12/01/08	15,028,242
1,245,000	@@,#	Bank of Scotland PLC, 3.750%, due 09/30/08	1,241,350
4,750,000	L	Bank One Corp., 6.000%, due 08/01/08	4,752,416
11,000,000		Bear Stearns Cos., Inc., 2.560%, due 08/05/08	11,000,000
11,850,000		Bear Stearns Cos., Inc., 2.563%, due 08/28/08	11,850,000
6,750,000		Bear Stearns Cos., Inc., 2.875%, due 07/02/08	6,749,452
12,000,000	@@	BNP Paribas, 2.895%, due 05/13/09	12,000,000
8,000,000		Citigroup Funding, Inc., 2.110%, due 10/03/08	7,995,193
1,000,000		Citigroup Funding, Inc., 2.862%, due 03/02/09	998,177
1,800,000		Citigroup, Inc., 2.939%, due 01/30/09	1,794,557
8,500,000		Citigroup, Inc., 3.625%, due 02/09/09	8,504,372
19,500,000	@@,#	Commonwealth Bank of Australia, 2.753%, due 12/18/08	19,492,727
16,500,000		Credit Suisse First Boston USA, Inc., 2.807%, due 12/09/08	16,496,912
4,500,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	4,513,753
11,700,000	@@,#	Danske Bank A/S, 2.472%, due 08/19/08	11,699,878
7,000,000	@@	Deutsche Bank AG, 2.461%, due 01/09/09	6,989,786
3,000,000		General Electric Capital Corp., 2.170%, due 01/27/09	2,988,939
17,250,000	#	Goldman Sachs Group, Inc., 2.528%, due 09/12/08	17,250,443
5,500,000		Goldman Sachs Group, Inc., 2.841%, due 12/23/08	5,481,037
8,500,000		Goldman Sachs Group, Inc., 3.013%, due 07/29/08	8,496,820
7,500,000		JPMorgan Chase & Co., 2.532%, due 06/26/09	7,486,958
6,000,000		JPMorgan Chase & Co., 3.500%, due 03/15/09	6,014,029
2,100,000		Lehman Brothers Holdings, Inc., 3.500%, due 08/07/08	2,095,918
39,500,000		Merrill Lynch & Co., Inc., 2.638%, due 08/22/08	39,492,789
7,000,000		Morgan Stanley, 2.540%, due 09/03/08	7,001,013
5,000,000		Morgan Stanley, 2.611%, due 09/03/08	4,999,999
11,000,000	@@,#	Royal Bank of Scotland Group PLC, 2.511%, due 08/20/08	11,000,372
13,500,000	@@,#	Santander U.S. Debt SA Unipersonal, 2.861%, due 09/19/08	13,492,929
2,500,000	@@,#	Santander U.S. Debt SA Unipersonal, 2.878%, due 10/21/08	2,499,964
5,000,000	@@,#	Santander U.S. Debt SA Unipersonal, 4.750%, due 10/21/08	4,994,843
2,500,000		SunTrust Bank, 4.000%, due 10/15/08	2,494,792
11,500,000		Toyota Motor Credit Corp., 2.060%, due 10/20/08	11,479,359
14,200,000		Toyota Motor Credit Corp., 2.410%, due 07/10/09	14,200,000
15,250,000		Toyota Motor Credit Corp., 2.506%, due 01/12/09	15,252,628
20,500,000		Toyota Motor Credit Corp., 2.860%, due 01/23/09	20,500,000
4,700,000		US Bancorp., 5.300%, due 04/28/09	4,780,921
5,000,000		Wachovia Bank NA — Old, 2.998%, due 01/12/09	5,003,744
7,000,000		Wachovia Bank NA, 2.070%, due 10/03/08	6,988,376
1,500,000		Wachovia Bank NA, 2.110%, due 02/23/09	1,493,705

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

$2,100,000		Wachovia Corp., 2.533%, due 10/28/08	$2,099,695
1,250,000		Wachovia Corp., 3.500%, due 08/15/08	1,249,474
7,000,000		Wachovia Corp., 3.625%, due 02/17/09	6,986,366
11,000,000	#	Wells Fargo & Co., 2.608%, due 09/12/08	11,001,028
3,000,000	C	Wells Fargo & Co., 3.120%, due 08/15/08	3,000,851
4,000,000		Wells Fargo & Co., 3.125%, due 04/01/09	4,000,245
10,000,000		Wells Fargo & Co., 3.552%, due 05/01/09	10,004,222
5,200,000		Westpac Banking Corp., 2.751%, due 07/10/08	5,200,000
9,000,000	#	Westpac Banking Corp., 2.776%, due 07/11/08	9,000,139
13,750,000	@@,#	Westpac Banking Corp., 2.896%, due 03/27/09	13,750,000

		Total Corporate Bonds/Notes (Cost $534,256,958)	534,256,958

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.5%
40,675,000		Federal Home Loan Bank, 2.125%, due 03/25/09	40,644,979
28,000,000		Federal Home Loan Bank, 2.150%, due 03/27/09	27,985,142
28,000,000		Federal Home Loan Bank, 2.200%, due 04/01/09	27,980,485
28,000,000		Federal Home Loan Bank, 2.310%, due 04/07/09	28,000,000
40,500,000		Federal Home Loan Mortgage Corporation, 2.265%, due 04/14/09	40,461,026

		Total U.S. Government Agency Obligations (Cost $165,071,632)	165,071,632

U.S. TREASURY NOTES: 5.2%
14,250,000	L	3.875%, due 05/15/09	14,470,908
51,750,000	L	4.875%, due 05/31/09	53,012,322
31,500,000	L	4.875%, due 06/30/09	32,259,454

		Total U.S. Treasury Notes (Cost $99,742,684)	99,742,684

REPURCHASE AGREEMENT: 6.4%
123,269,000		Deutsche Bank Repurchase Agreement dated 06/30/08, 2.500%, due 07/01/08, $123,277,560 to be received upon repurchase (Collateralized by $123,374,000 various U.S. Government Agency Obligations, Discount Note-5.250%, Market Value $125,739,126, due 08/21/08-09/13/13)	123,269,000

		Total Repurchase Agreement (Cost $123,269,000)	123,269,000

SECURITIES LENDING COLLATERALCC: 3.4%
64,948,049		Bank of New York Mellon Corp. Institutional Cash Reserves	64,948,049

		Total Securities Lending Collateral (Cost $64,948,049)	64,948,049

	Total Investments in Securities
	(Cost $1,979,301,414)*	102.6%	$1,979,301,414
	Other Assets and Liabilities - Net	(2.6)	(50,309,450)

	Net Assets	100.0%	$1,928,991,964

(1)	All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional, or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
cc	Securities purchased with cash collateral for securities loaned.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$64,948,049	$—
Level 2 — Other Significant Observable Inputs	1,914,353,365	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,979,301,414	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 85.8%

		Aerospace/Defense: 5.7%
361,720		General Dynamics Corp.	$30,456,824
322,207	L	Lockheed Martin Corp.	31,788,943

			62,245,767

		Banks: 4.3%
40,899,000	@@	Industrial and Commercial Bank of China Ltd.	27,963,733
763,760	L	Wells Fargo & Co.	18,139,300

			46,103,033

		Beverages: 2.2%
189,606	L	Coca-Cola Co.	9,855,720
559,263	@@	Heineken NV ADR	14,283,353

			24,139,073

		Biotechnology: 4.7%
386,266	@,L	Genentech, Inc.	29,317,589
405,127	@,L	Gilead Sciences, Inc.	21,451,475

			50,769,064

		Chemicals: 8.2%
97,419		Air Products & Chemicals, Inc.	9,630,842
320,767		Monsanto Co.	40,557,779
80,930	@@	Potash Corp. of Saskatchewan	18,498,170
211,425	L	Praxair, Inc.	19,924,692

			88,611,483

		Commercial Services: 3.5%
86,423	L	Mastercard, Inc.	22,947,035
177,302	@,L	Visa, Inc.	14,416,426

			37,363,461

		Computers: 3.8%
243,161	@,L	Apple, Inc.	40,714,878

			40,714,878

		Diversified Financial Services: 3.6%
224,662	L	Goldman Sachs Group, Inc.	39,293,384

			39,293,384

		Energy — Alternate Sources: 0.5%
41,000	@,@@	Vestas Wind Systems A/S	5,338,075

			5,338,075

		Engineering & Construction: 1.0%
182,699	@	McDermott International, Inc.	11,307,241

			11,307,241

		Internet: 3.8%
77,742	@,L	Google, Inc. — Class A	40,924,944

			40,924,944

		Lodging: 3.0%
331,143	@,L	Las Vegas Sands Corp.	15,709,424
237,783	@,L	MGM Mirage	8,058,466
113,083	@,L	Wynn Resorts Ltd.	9,199,302

			32,967,192

		Metal Fabricate/Hardware: 1.6%
179,311	L	Precision Castparts Corp.	17,280,201

			17,280,201

		Oil & Gas: 7.9%
53,564	L	Equitable Resources, Inc.	3,699,130
147,007	@,L	PetroHawk Energy Corp.	6,807,894
487,168	@@,L	Petroleo Brasileiro SA ADR	34,506,109
193,963	@,L	Transocean, Inc.	29,558,022
161,150		XTO Energy, Inc.	11,040,387

			85,611,542

		Oil & Gas Services: 4.7%
86,687	@,L	Cameron International Corp.	4,798,125
19,662	@,L	FMC Technologies, Inc.	1,512,598
331,769	L	Schlumberger Ltd.	35,641,944
170,548	@,L	Weatherford International Ltd.	8,457,475

			50,410,142

		Pharmaceuticals: 0.5%
228,577	@,L	Amylin Pharmaceuticals, Inc.	5,803,570

			5,803,570

		Real Estate: 0.9%
270,703	L	St. Joe Co.	9,290,527

			9,290,527

		Retail: 12.1%
120,494	L	Costco Wholesale Corp.	8,451,449
612,577		CVS Caremark Corp.	24,239,672
661,395		Lowe’s Cos., Inc.	13,723,946
981,214		McDonald’s Corp.	55,163,852
113,202	@,L	Starbucks Corp.	1,781,799
799,956		Yum! Brands, Inc.	28,070,456

			131,431,174

		Telecommunications: 7.4%
509,454	@@	America Movil SA de CV ADR	26,873,699
653,285		AT&T, Inc.	22,009,172
1,722,000	@@	China Mobile Ltd.	23,114,136
181,020		Qualcomm, Inc.	8,031,857

			80,028,864

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Transportation: 6.4%
167,847		CSX Corp.	$10,542,470
256,834	L	Norfolk Southern Corp.	16,095,787
558,974	L	Union Pacific Corp.	42,202,537

			68,840,794

		Total Common Stock (Cost $787,628,273)	928,474,409

PREFERRED STOCK: 0.8%

		Diversified Financial Services: 0.8%
11,443		Lehman Brothers Holdings, Inc.	9,205,092

		Total Preferred Stock (Cost $11,058,347)	9,205,092

		Total Long-Term Investments (Cost $798,686,620)	937,679,501

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 37.8%

		U.S. Government Agency Obligations: 12.0%
$129,439,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$129,432,528

		Total U.S. Government Agency Obligations (Cost $129,432,528)	129,432,528

		Securities Lending CollateralCC: 25.8%
279,328,627		Bank of New York Mellon Corp. Institutional Cash Reserves	279,328,627

		Total Securities Lending Collateral (Cost $279,328,627)	279,328,627

		Total Short-Term Investments (Cost $408,761,155)	408,761,155

	Total Investments in Securities
	(Cost $1,207,447,775)*	124.4%	$1,346,440,656
	Other Assets and Liabilities - Net	(24.4)	(264,264,999)

	Net Assets	100.0%	$1,082,175,657

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $1,208,591,895.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$174,817,695
Gross Unrealized Depreciation	(36,968,934)

Net Unrealized Appreciation	$137,848,761

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$1,137,103,739	$—
Level 2 — Other Significant Observable Inputs	209,336,917	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,346,440,656	$——

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio
as of June 30, 2008 (Unaudited)

Country Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.4%

		Australia: 1.8%
348,827		CSL Ltd.	$11,940,711

			11,940,711

		Belgium: 0.8%
347,543		Fortis	5,520,537

			5,520,537

		Brazil: 7.7%
295,025		All America Latina Logistica SA	3,761,656
869,000		Bovespa Holding SA	10,733,080
355,486		Gafisa SA	6,120,275
4,400	@	OGX Petroleo e Gas Participacoes SA	3,477,485
287,263	L	Petroleo Brasileiro SA ADR	20,346,838
51,742		Uniao de Bancos Brasileiros SA GDR	6,567,612

			51,006,946

		Canada: 6.8%
84,517	L	Potash Corp. of Saskatchewan	19,318,051
133,432	@	Research In Motion Ltd.	15,598,201
265,821		Rogers Communications, Inc. — Class B (Canadian Denominated Security)	10,312,718

			45,228,970

		Denmark: 3.5%
177,984	@	Vestas Wind Systems A/S	23,172,976

			23,172,976

		France: 11.9%
101,755		Accor SA	6,759,585
70,899		Alstom	16,257,583
441,828		AXA SA	13,018,869
152,370	@	Compagnie Generale de Geophysique SA	7,193,878
44,340		Groupe Danone	3,102,659
236,387	L	JC Decaux SA	5,992,060
56,417		PPR	6,228,028
362,733		Veolia Environnement	20,250,417

			78,803,079

		Germany: 5.9%
241,683		Commerzbank AG	7,191,323
209,564		Continental AG	21,414,926
198,467		GEA Group AG	6,979,235
24,047		Linde AG	3,380,685

			38,966,169

		Hong Kong: 5.9%
706,000		China Merchants Holdings International Co., Ltd.	2,732,428
1,158,500		China Mobile Ltd.	15,550,364
5,585,400		CNOOC Ltd.	9,695,761
578,000		Esprit Holdings Ltd.	6,018,430
2,312,000		Shangri-La Asia Ltd.	5,417,143

			39,414,126

		India: 1.4%
329,772	L	ICICI Bank Ltd. ADR	9,484,243

			9,484,243

		Israel: 1.7%
251,928	L	Teva Pharmaceutical Industries Ltd. ADR	11,538,302

			11,538,302

		Japan: 10.2%
150,586		Daikin Industries Ltd.	7,614,057
549,000		Daiwa Securities Group, Inc.	5,048,491
512,000		Fujitsu Ltd.	3,802,019
126,276		Hitachi Construction Machinery Co., Ltd.	3,540,263
1,593,000		Marubeni Corp.	13,287,196
1,514		Mizuho Financial Group, Inc.	7,044,391
42,500		Nintendo Co., Ltd.	24,100,623
171,000		Sumitomo Realty & Development Co., Ltd.	3,401,717

			67,838,757

		Mexico: 5.7%
523,708	L	America Movil SA de CV ADR	27,625,597
412,234	@,L	Cemex SA de CV ADR	10,182,180

			37,807,777

		Netherlands: 3.1%
263,256		ASML Holding NV	6,443,558
276,907		Heineken NV	14,101,148

			20,544,706

		Singapore: 0.8%
1,258,000		CapitaLand Ltd.	5,286,227

			5,286,227

		South Africa: 1.4%
575,071		MTN Group Ltd.	9,102,801

			9,102,801

		South Korea: 1.0%
10,920		Samsung Electronics Co., Ltd.	6,524,027

			6,524,027

		Spain: 0.5%
66,713		Gamesa Corp. Tecnologica SA	3,266,059

			3,266,059

		Switzerland: 15.6%
544,134	@	ABB Ltd.	15,402,177
130,440	@	Actelion Ltd. — Reg	6,958,130

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Switzerland (continued)
513,741		Credit Suisse Group	$23,383,954
178,427		Holcim Ltd.	14,422,610
161,035		Julius Baer Holding AG — Reg	10,799,486
137,768		Lonza Group AG	19,039,273
301,420		Nestle SA	13,583,394

			103,589,024

		Taiwan: 0.6%
829,000		HON HAI Precision Industry Co., Ltd.	4,076,684

			4,076,684

		United Kingdom: 9.8%
561,679		BG Group PLC	14,596,600
237,447		BHP Billiton PLC	9,106,089
706,046		British Sky Broadcasting PLC	6,617,524
91,698		Johnson Matthey PLC	3,355,430
597,520		Man Group PLC	7,381,353
156,497		Reckitt Benckiser PLC	7,904,348
75,080		Rio Tinto PLC	9,041,652
953,788		Tesco PLC	6,976,291

			64,979,287

		United States: 1.3%
178,244	@,L	Las Vegas Sands Corp.	8,455,895

			8,455,895

		Total Common Stock (Cost $662,842,898)	646,547,303

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 11.4%

		U.S. Government Agency Obligations: 2.2%
$14,598,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$14,597,270

		Total U.S. Government Agency Obligations (Cost $14,597,270)	14,597,270

		Securities Lending CollateralCC: 9.2%
60,790,894		Bank of New York Mellon Corp. Institutional Cash Reserves	60,790,894

		Total Securities Lending Collateral (Cost $60,790,894)	60,790,894

		Total Short-Term Investments (Cost $75,388,164)	75,388,164

	Total Investments in Securities
	(Cost $738,231,062)*	108.8%	$721,935,467
	Other Assets and Liabilities - Net	(8.8)	(58,234,180)

	Net Assets	100.0%	$663,701,287

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $741,141,750.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$45,321,429
Gross Unrealized Depreciation	(64,527,712)

Net Unrealized Depreciation	$(19,206,283)

Percentage of
Industry	Net Assets

Advertising	0.9%
Apparel	0.9
Auto Parts & Equipment	3.2
Banks	7.0
Beverages	2.1
Biotechnology	1.8
Building Materials	4.9
Chemicals	6.8
Computers	2.9
Distribution/Wholesale	2.0
Diversified Financial Services	5.9
Electrical Components & Equipment	0.5
Electronics	0.6
Energy — Alternate Sources	3.5
Engineering & Construction	2.3
Food	3.6
Holding Companies — Diversified	1.5
Home Builders	0.9
Household Products/Wares	1.2
Insurance	2.0
Investment Companies	1.1
Lodging	3.1
Machinery — Construction & Mining	0.5
Machinery — Diversified	2.4
Media	1.0
Mining	2.7
Oil & Gas	7.3
Oil & Gas Services	1.1
Pharmaceuticals	2.8
Real Estate	1.3
Retail	0.9
Semiconductors	2.0
Telecommunications	9.4
Toys/Games/Hobbies	3.6
Transportation	0.6
Water	3.1
Short-Term Investments	11.4
Other Assets and Liabilities — Net	(8.8)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio
as of June 30, 2008 (Unaudited) (continued)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$224,313,027	$—
Level 2 — Other Significant Observable Inputs	497,622,440	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$721,935,467	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2008 (Unaudited)

Investment Type Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 57.6%

		Advertising: 0.5%
144,000		Omnicom Group	$6,462,720

			6,462,720

		Aerospace/Defense: 3.1%
216,950		Lockheed Martin Corp.	21,404,287
125,220		Northrop Grumman Corp.	8,377,218
12,380		Raytheon Co.	696,746
162,450		United Technologies Corp.	10,023,165

			40,501,416

		Agriculture: 1.6%
63,447	S	Altria Group, Inc.	1,304,470
54,100	@	Lorillard, Inc.	3,741,556
323,110		Philip Morris International, Inc.	15,958,403

			21,004,429

		Apparel: 0.6%
124,530	L	Nike, Inc.	7,423,233

			7,423,233

		Auto Parts & Equipment: 0.5%
205,770	L	Johnson Controls, Inc.	5,901,484

			5,901,484

		Banks: 3.4%
386,910		Bank of America Corp.	9,235,542
348,006		Bank of New York Mellon Corp.	13,165,067
51,700	L	East-West Bancorp., Inc.	365,002
132,350		PNC Financial Services Group, Inc.	7,557,185
129,820		State Street Corp.	8,307,182
90,200	L	SunTrust Bank	3,267,044
33,400	L	UnionBanCal Corp.	1,350,028
109,300	L	Wachovia Corp.	1,697,429

			44,944,479

		Beverages: 1.2%
329,127	@@	Diageo PLC	6,029,988
35,400	@@	Heineken NV	1,802,701
117,750		PepsiCo, Inc.	7,487,723

			15,320,412

		Biotechnology: 0.5%
50,840	@,L	Amgen, Inc.	2,397,614
59,250	@,L	Genzyme Corp.	4,267,185

			6,664,799

		Building Materials: 0.2%
136,062		Masco Corp.	2,140,255

			2,140,255

		Chemicals: 1.3%
35,550		Air Products & Chemicals, Inc.	3,514,473
159,820		PPG Industries, Inc.	9,168,873
6,760		Praxair, Inc.	637,062
48,100	L	Rohm & Haas Co.	2,233,764
37,020	L	Sherwin-Williams Co.	1,700,329

			17,254,501

		Commercial Services: 0.8%
124,090	@@	Accenture Ltd.	5,052,945
64,460		Automatic Data Processing, Inc.	2,700,874
28,550	@,L	Visa, Inc.	2,321,401
19,700	L	Western Union Co.	486,984

			10,562,204

		Computers: 1.4%
85,010		Hewlett-Packard Co.	3,758,292
117,890		International Business Machines Corp.	13,973,502
43,100	@,L	Sandisk Corp.	805,970
12,700	@	Synopsys, Inc.	303,657

			18,841,421

		Cosmetics/Personal Care: 0.4%
81,770		Procter & Gamble Co.	4,972,434

			4,972,434

		Distribution/Wholesale: 0.6%
67,560	@,L	Wesco International, Inc.	2,705,102
67,510	L	WW Grainger, Inc.	5,522,318

			8,227,420

		Diversified Financial Services: 3.2%
93,230	S	American Express Co.	3,511,974
23,400	@@	Deutsche Boerse AG	2,645,516
56,040		Franklin Resources, Inc.	5,136,066
56,190		Goldman Sachs Group, Inc.	9,827,631
72,000		Invesco Ltd.	1,726,560
387,590		JPMorgan Chase & Co.	13,298,213
16,560		Legg Mason, Inc.	721,519
132,470	L	Merrill Lynch & Co., Inc.	4,200,624
55,186	@,@@	UBS AG — Reg	1,149,979

			42,218,082

		Electric: 3.3%
105,330		American Electric Power Co., Inc.	4,237,426
65,760	L	CMS Energy Corp.	979,824
81,230		Dominion Resources, Inc.	3,857,613
55,770	L	DPL, Inc.	1,471,213
20,350	L	Entergy Corp.	2,451,768
116,192		FPL Group, Inc.	7,619,871
123,470	@,L	NRG Energy, Inc.	5,296,863
61,620	L	Pepco Holdings, Inc.	1,580,553
196,120		PG&E Corp.	7,784,003

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Electric (continued)
64,220	L	PPL Corp.	$3,356,779
108,780	L	Public Service Enterprise Group, Inc.	4,996,265

			43,632,178

		Electronics: 0.2%
200,740	@,@@	Flextronics International Ltd.	1,886,956

			1,886,956

		Food: 2.6%
161,810		General Mills, Inc.	9,833,194
5,300	@,L	Hain Celestial Group, Inc.	124,444
153,880		Kellogg Co.	7,389,318
84,780		Kroger Co.	2,447,599
239,960	@@	Nestle SA	10,813,719
138,460		Safeway, Inc.	3,953,033

			34,561,307

		Forest Products & Paper: 0.0%
6,110	@,L	Jefferson Smurfit Corp.	24,868

			24,868

		Gas: 0.6%
136,980		Sempra Energy	7,732,521

			7,732,521

		Hand/Machine Tools: 0.2%
78,530	L	Kennametal, Inc.	2,556,152

			2,556,152

		Healthcare — Products: 1.5%
111,140	@,L	Advanced Medical Optics, Inc.	2,082,764
161,800	@,L	Boston Scientific Corp.	1,988,522
33,110	L	Cooper Cos., Inc.	1,230,037
169,440		Johnson & Johnson	10,901,770
46,500	@	Zimmer Holdings, Inc.	3,164,325

			19,367,418

		Healthcare — Services: 0.7%
31,470	@	DaVita, Inc.	1,672,001
102,690		UnitedHealth Group, Inc.	2,695,613
97,290	@	WellPoint, Inc.	4,636,841

			9,004,455

		Home Builders: 0.2%
149,200		Pulte Homes, Inc.	1,436,796
56,989	@,L	Toll Brothers, Inc.	1,067,404

			2,504,200

		Household Products/Wares: 0.4%
66,570		Clorox Co.	3,474,954
123,220	@,L	Jarden Corp.	2,247,533

			5,722,487

		Insurance: 4.5%
339,040	S	Allstate Corp.	15,456,834
20,110	L	AON Corp.	923,853
33,600	@@,L	Aspen Insurance Holdings Ltd.	795,312
24,100	@@,L	Assured Guaranty Ltd.	433,559
33,820		Chubb Corp.	1,657,518
238,190	@,L	Conseco, Inc.	2,362,845
529,240		Genworth Financial, Inc.	9,425,764
84,320		Hartford Financial Services Group, Inc.	5,444,542
102,180	@@,L	Max Re Capital Ltd.	2,179,499
267,240	L	Metlife, Inc.	14,102,255
23,620	L	Principal Financial Group, Inc.	991,331
26,050	L	Prudential Financial, Inc.	1,556,227
80,200		Travelers Cos., Inc.	3,480,680

			58,810,219

		Leisure Time: 0.6%
49,440	L	Harley-Davidson, Inc.	1,792,694
237,450	L	Royal Caribbean Cruises Ltd.	5,335,502

			7,128,196

		Lodging: 0.2%
131,300		Wyndham Worldwide Corp.	2,351,583

			2,351,583

		Media: 0.8%
98,700	@,L	Time Warner Cable, Inc.	2,613,576
202,170	L	Walt Disney Co.	6,307,704
109,160	@@	WPP Group PLC	1,043,092

			9,964,372

		Metal Fabricate/Hardware: 0.3%
128,250		Timken Co.	4,224,555

			4,224,555

		Mining: 0.1%
27,890	@,L	Century Aluminum Co.	1,854,406

			1,854,406

		Miscellaneous Manufacturing: 1.1%
30,130		3M Co.	2,096,747
28,900	L	Danaher Corp.	2,233,970
46,970		Eaton Corp.	3,991,041
107,603		General Electric Co.	2,871,924
86,570	@@	Ingersoll-Rand Co.	3,240,315

			14,433,997

		Oil & Gas: 9.3%
109,330		Apache Corp.	15,196,870
99,717		Chevron Corp.	9,884,946
41,330		ConocoPhillips	3,901,139
96,660		Devon Energy Corp.	11,614,666
22,370		EOG Resources, Inc.	2,934,944
312,054		ExxonMobil Corp.	27,501,319
125,680		Hess Corp.	15,859,559
173,990		Marathon Oil Corp.	9,024,861
18,700	@,@@, L	Nabors Industries Ltd.	920,601
51,404	L	Noble Corp.	3,339,204
40,600	L	Sunoco, Inc.	1,652,014
233,340	@@,L	Total SA ADR	19,896,902

			121,727,025

		Oil & Gas Services: 0.4%
69,990	L	Halliburton Co.	3,714,369
22,900	@	Helix Energy Solutions Group, Inc.	953,556
16,900	@,@@	North American Energy Partners, Inc.	366,392

			5,034,317

		Pharmaceuticals: 2.7%
22,310	S	Abbott Laboratories	1,181,761
76,470	@@	GlaxoSmithKline PLC	1,690,427
267,490		Merck & Co., Inc.	10,081,698
19,120	@@	Merck KGaA	2,710,974
65,460		Pfizer, Inc.	1,143,586
16,800	@@	Roche Holding AG	3,020,175
334,080		Wyeth	16,022,474

			35,851,095

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Pipelines: 0.8%
175,420	L	El Paso Corp.	$3,813,631
160,360		Williams Cos., Inc.	6,464,112

			10,277,743

		Retail: 2.3%
13,030		Advance Auto Parts, Inc.	505,955
227,628		CVS Caremark Corp.	9,007,240
386,170		Macy’s, Inc.	7,499,421
20,400	L	Nordstrom, Inc.	618,120
50,200	L	Petsmart, Inc.	1,001,490
163,280	L	Staples, Inc.	3,877,900
111,340		Walgreen Co.	3,619,663
59,050		Wal-Mart Stores, Inc.	3,318,610

			29,448,399

		Savings & Loans: 0.4%
69,324	L	New York Community Bancorp., Inc.	1,236,740
472,100	L	Sovereign Bancorp., Inc.	3,474,656

			4,711,396

		Semiconductors: 0.8%
429,900	L	Intel Corp.	9,234,252
4,275	@@,#, L	Samsung Electronics GDR	1,277,126

			10,511,378

		Software: 1.0%
74,220		Fidelity National Information Services, Inc.	2,739,460
516,938	@	Oracle Corp.	10,855,698

			13,595,158

		Telecommunications: 2.6%
469,736		AT&T, Inc.	15,825,406
17,510	@,L	Cisco Systems, Inc.	407,283
205,520		Embarq Corp.	9,714,930
90,600	@@	Nokia OYJ ADR	2,219,700
16,900	@@	Rogers Communications, Inc. — Class B (Canadian Denominated Security)	655,648
19,590	@@	TELUS Corp.	797,087
67,120		Verizon Communications, Inc.	2,376,048
86,975	@@	Vodafone Group PLC ADR	2,562,284

			34,558,386

		Transportation: 0.7%
45,960	L	Burlington Northern Santa Fe Corp.	4,590,944
32,109	L	Norfolk Southern Corp.	2,012,271
42,610	L	United Parcel Service, Inc. — Class B	2,619,237

			9,222,452

		Total Common Stock (Cost $768,437,779)	753,136,508

Principal
Amount			Value

CORPORATE BONDS/NOTES: 11.1%

		Agriculture: 0.1%
$1,800,000		Philip Morris International, Inc., 4.875%, due 05/16/13	$1,770,080

			1,770,080

		Auto Parts & Equipment: 0.1%
1,401,000	C	Johnson Controls, Inc., 5.500%, due 01/15/16	1,346,096

			1,346,096

		Banks: 1.1%
617,000		Bank of America Corp., 5.490%, due 03/15/19	560,493
558,000	@@,#, C	BNP Paribas, 7.195%, due 06/29/49	506,013
1,268,000		Capital One Financial Corp., 6.150%, due 09/01/16	1,119,517
1,460,000	@@,#	Commonwealth Bank of Australia, 5.000%, due 11/06/12	1,473,724
1,238,000	@@,#, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,252,466
1,431,000	@@,#, C,I,L	Natixis, 10.000%, due 04/30/18	1,432,846
846,000	@@,#, C	Nordea Bank AB, 5.424%, due 04/20/55	727,376
932,000		PNC Funding Corp., 5.625%, due 02/01/17	870,541
320,000	@@,#, C,L	Royal Bank of Scotland Group PLC, 6.990%, due 10/05/17	288,480
1,280,000	@@,#	Unicredit Luxembourg Finance SA, 6.000%, due 10/31/17	1,231,048
1,619,000	@@,#, C	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,660,856
687,000		Wachovia Corp., 5.250%, due 08/01/14	640,470
2,157,000	@@,#, C	Woori Bank, 6.125%, due 05/03/16	2,090,510

			13,854,340

		Beverages: 0.4%
2,048,000	@@	Diageo Finance BV, 5.500%, due 04/01/13	2,075,709
360,000	#,C,I	Dr Pepper Snapple Group, Inc., 6.120%, due 05/01/13	365,283
437,000	#,C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	439,581
2,409,000	#,C	Miller Brewing Co., 5.500%, due 08/15/13	2,464,689

			5,345,262

		Building Materials: 0.0%
104,000	C	CRH America, Inc., 6.950%, due 03/15/12	104,149

			104,149

		Chemicals: 0.1%
1,256,000	C	PPG Industries, Inc., 5.750%, due 03/15/13	1,278,354

			1,278,354

		Commercial Services: 0.1%
1,893,000	C	Western Union Co., 5.400%, due 11/17/11	1,884,114

			1,884,114

		Diversified Financial Services: 1.7%
1,788,000		American Express Co., 5.500%, due 09/12/16	1,701,196
1,754,000	@@,#, C	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	1,683,775

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Diversified Financial Services (continued)
$904,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	$875,422
565,000		General Electric Capital Corp., 5.375%, due 10/20/16	556,911
421,000		General Electric Capital Corp., 5.450%, due 01/15/13	430,204
1,624,000	L	Goldman Sachs Group, Inc., 5.625%, due 01/15/17	1,507,212
1,293,000		HSBC Finance Corp., 5.250%, due 01/14/11	1,296,867
1,603,000	C	Lehman Brothers Holdings, Inc., 6.500%, due 07/19/17	1,485,425
1,159,000	C	Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	923,193
990,000	L	Merrill Lynch & Co., Inc., 6.150%, due 04/25/13	960,490
927,000	C	Morgan Stanley, 5.750%, due 10/18/16	858,268
609,000	C	Morgan Stanley, 6.625%, due 04/01/18	578,054
1,226,000	C	Morgan Stanley, 6.750%, due 04/15/11	1,258,417
1,346,000	@@,C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	1,168,461
1,883,000	@@	ORIX Corp., 5.480%, due 11/22/11	1,742,622
1,782,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	1,563,744
1,310,000	@@	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	1,377,673
517,000	#,C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	473,363
1,710,000	#,C	ZFS Finance USA Trust V, 6.500%, due 05/09/37	1,494,899

			21,936,196

		Electric: 1.5%
1,971,000	C	Bruce Mansfield Unit, 6.850%, due 06/01/34	1,994,734
1,460,000	@@,#, I	E.ON International Finance BV, 5.800%, due 04/30/18	1,434,916
1,640,000	@@,#	EDP Finance BV, 6.000%, due 02/02/18	1,636,007
1,630,000	@@,#, C,L	Enel Finance International SA, 6.250%, due 09/15/17	1,652,219
740,000	C	Exelon Generation Co., LLC, 6.200%, due 10/01/17	722,008
2,181,000	C	Exelon Generation Co., LLC, 6.950%, due 06/15/11	2,255,710
1,938,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	1,990,072
2,198,000	@@	Hydro Quebec, 6.300%, due 05/11/11	2,339,422
735,000	@@,#, C,I	Israel Electric Corp. Ltd., 7.250%, due 01/15/19	751,635
352,000	C	Midamerican Energy Holdings Co., 5.875%, due 10/01/12	362,384
1,274,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	1,227,359
377,000	C	Midamerican Funding, LLC, 6.927%, due 03/01/29	408,411
354,000	C	Pacific Gas & Electric Co., 4.800%, due 03/01/14	345,365
755,000	C	PSEG Power, LLC, 5.500%, due 12/01/15	728,136
991,000	C	PSEG Power, LLC, 6.950%, due 06/01/12	1,040,496
1,319,000	C	TXU Electric Delivery Co., 7.000%, due 09/01/22	1,289,018

			20,177,892

		Environmental Control: 0.1%
1,095,000	C	Waste Management, Inc., 7.375%, due 08/01/10	1,144,366

			1,144,366

		Food: 0.1%
790,000		Kraft Foods, Inc., 6.125%, due 08/23/18	766,473
468,000	C	Kroger Co., 5.000%, due 04/15/13	460,821
223,000	C	Kroger Co., 6.400%, due 08/15/17	227,841

			1,455,135

		Hand/Machine Tools: 0.1%
1,283,000	C	Kennametal, Inc., 7.200%, due 06/15/12	1,359,817

			1,359,817

		Healthcare — Products: 0.1%
1,134,000	C	Baxter International, Inc., 5.900%, due 09/01/16	1,163,032

			1,163,032

		Healthcare — Services: 0.0%
112,000	C	HCA, Inc., 8.750%, due 09/01/10	113,960

			113,960

		Household Products/Wares: 0.1%
1,424,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	1,417,260

			1,417,260

		Insurance: 0.4%
202,000	C	Allstate Corp., 5.550%, due 05/09/35	173,171
1,077,000	C	Allstate Corp., 6.125%, due 12/15/32	1,008,584
1,323,000	C	American International Group, Inc., 6.250%, due 03/15/37	1,038,571
1,854,000	C	Chubb Corp., 6.375%, due 03/29/37	1,698,701
1,079,000	C,L	Metlife, Inc., 6.400%, due 12/15/36	944,937
480,000	#,I	Metropolitan Life Global Funding I, 5.125%, due 04/10/13	473,144

			5,337,108

		Iron/Steel: 0.1%
1,462,000	@@,#, C,I	ArcelorMittal, 6.125%, due 06/01/18	1,431,362

			1,431,362

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Lodging: 0.2%
$1,429,000	C	Marriott International, Inc., 6.375%, due 06/15/17	$1,360,705
942,000	C	Wyndham Worldwide Corp., 6.000%, due 12/01/16	833,173

			2,193,878

		Machinery — Construction & Mining: 0.1%
1,423,000	@@,#, C	Atlas Copco AB, 5.600%, due 05/22/17	1,386,706

			1,386,706

		Media: 0.5%
1,320,000	C	CBS Corp., 6.625%, due 05/15/11	1,352,550
1,431,000	C	COX Communications, Inc., 4.625%, due 06/01/13	1,356,154
1,329,000	C	Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,325,461
819,000		News America Holdings, 8.500%, due 02/23/25	926,984
1,029,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,116,687

			6,077,836

		Mining: 0.1%
1,379,000	@@,L	Vale Overseas Ltd., 6.250%, due 01/23/17	1,341,734

			1,341,734

		Miscellaneous Manufacturing: 0.2%
750,000		General Electric Co., 5.250%, due 12/06/17	722,316
1,182,000	@@,C	Tyco Electronics Group SA, 6.550%, due 10/01/17	1,194,651

			1,916,967

		Multi-National: 0.7%
8,911,000	@@,L	European Investment Bank, 5.125%, due 05/30/17	9,367,101

			9,367,101

		Office/Business Equipment: 0.1%
743,000	C	Xerox Corp., 5.500%, due 05/15/12	735,042

			735,042

		Oil & Gas: 0.4%
1,794,000	C	Devon OEI Operating, Inc., 7.250%, due 10/01/11	1,917,129
313,000	@@,C	Nexen, Inc., 5.875%, due 03/10/35	280,423
1,403,000	@@,C	Petro-Canada, 6.050%, due 05/15/18	1,385,176
925,000	@@,#, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	899,695
1,136,000	C	Valero Energy Corp., 6.875%, due 04/15/12	1,180,193

			5,662,616

		Oil & Gas Services: 0.1%
1,021,000	@@,C	Weatherford International Ltd., 6.000%, due 03/15/18	1,009,478
419,000	C	Weatherford International, Inc., 6.350%, due 06/15/17	425,116

			1,434,594

		Pharmaceuticals: 0.4%
1,433,000	C	Allergan, Inc., 5.750%, due 04/01/16	1,440,499
712,000	C	Cardinal Health, Inc., 5.800%, due 10/15/16	697,968
453,000	C	GlaxoSmithKline Capital, Inc., 4.850%, due 05/15/13	452,875
442,000	C	Hospira, Inc., 5.550%, due 03/30/12	434,595
1,569,000	C	Hospira, Inc., 6.050%, due 03/30/17	1,516,715

			4,542,652

		Pipelines: 0.4%
1,024,000	C	Centerpoint Energy, Inc., 7.875%, due 04/01/13	1,097,283
1,320,000	C	Enterprise Products Operation, LLC, 6.500%, due 01/31/19	1,329,512
1,459,000	C	Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,504,826
15,000	C	Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	15,458
420,000	C	Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	455,865
778,000		Spectra Energy Capital, LLC, 8.000%, due 10/01/19	852,663

			5,255,607

		Real Estate: 0.4%
365,000	C	Boston Properties, Inc., 5.000%, due 06/01/15	335,300
1,637,000	C	HRPT Properties Trust, 6.250%, due 08/15/16	1,504,989
64,000	C	Kimco Realty Corp., 6.000%, due 11/30/12	62,370
1,635,000	C,L	Prologis, 5.750%, due 04/01/16	1,542,188
779,000	C	Simon Property Group LP, 5.100%, due 06/15/15	705,889
1,228,000	C	Simon Property Group LP, 5.875%, due 03/01/17	1,181,180
432,000	C	Vornado Realty LP, 4.750%, due 12/01/10	407,847

			5,739,763

		Retail: 0.3%
952,000	C	CVS Caremark Corp., 6.125%, due 08/15/16	961,611
429,000	C	Federated Retail Holdings, Inc., 5.350%, due 03/15/12	398,957
481,000	C	Home Depot, Inc., 5.250%, due 12/16/13	461,869

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Retail (continued)
$941,000	C	Limited Brands, 5.250%, due 11/01/14	$797,008
1,779,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,550,829

			4,170,274

		Telecommunications: 1.0%
624,000	C	AT&T Mobility, LLC, 6.500%, due 12/15/11	649,078
1,338,000	C	AT&T, Inc., 6.500%, due 09/01/37	1,299,084
1,235,000	C	BellSouth Corp., 6.550%, due 06/15/34	1,196,374
1,619,000	@@,C	Deutsche Telekom International Finance BV, 5.750%, due 03/23/16	1,582,105
1,683,000	C	Nextel Communications, Inc., 5.950%, due 03/15/14	1,352,151
653,000	@@,C	Telecom Italia Capital SA, 5.250%, due 11/15/13	617,560
624,000	@@,C	Telefonica Europe BV, 7.750%, due 09/15/10	657,998
1,677,000	@@,C	TELUS Corp., 8.000%, due 06/01/11	1,801,707
3,434,000	C	Verizon New York, Inc., 6.875%, due 04/01/12	3,584,248
310,000	@@,C	Vodafone Group PLC, 5.625%, due 02/27/17	299,119

			13,039,424

		Transportation: 0.1%
99,000	C	CSX Corp., 6.750%, due 03/15/11	102,662
796,000		CSX Corp., 7.900%, due 05/01/17	847,586

			950,248

		Total Corporate Bonds/Notes (Cost $149,713,206)	144,932,965

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.4%

		Federal Home Loan Mortgage Corporation: 5.2%
1,667,173		4.500%, due 08/01/18	1,630,391
1,408,783		4.500%, due 11/01/18	1,377,702
2,315,323		4.500%, due 01/01/19	2,264,241
1,254,192		4.500%, due 04/01/35	1,165,671
124,648		5.000%, due 03/01/18	124,377
1,565,954		5.000%, due 05/01/18	1,562,544
23,713		5.000%, due 09/01/18	23,662
1,377,223		5.000%, due 02/01/19	1,370,781
17,608		5.000%, due 06/01/19	17,525
51,052		5.000%, due 04/01/20	50,685
5,768		5.000%, due 05/01/20	5,726
40,991		5.000%, due 12/01/21	40,595
386,503		5.000%, due 04/01/23	382,279
3,321,389		5.000%, due 09/01/33	3,203,648
1,598,761		5.000%, due 11/01/33	1,542,086
659,375		5.000%, due 03/01/34	635,176
442,508		5.000%, due 04/01/34	426,268
529,009		5.000%, due 05/01/35	508,768
1,043,244		5.000%, due 07/01/35	1,003,328
1,675,764		5.000%, due 08/01/35	1,611,647
770,052		5.000%, due 09/01/35	740,589
3,795,061		5.000%, due 10/01/35	3,649,855
6,500,000	L	5.500%, due 08/23/17	6,886,295
549,476		5.500%, due 01/01/19	556,693
149,675		5.500%, due 07/01/19	151,641
117,025		5.500%, due 08/01/19	118,562
5,742		5.500%, due 02/01/20	5,803
14,842		5.500%, due 12/01/20	15,000
535,155		5.500%, due 10/01/21	540,846
25,920		5.500%, due 10/01/24	25,878
1,100,053		5.500%, due 06/01/25	1,096,159
498,890		5.500%, due 07/01/25	497,124
806,956		5.500%, due 08/01/25	804,099
800,389		5.500%, due 09/01/25	797,556
2,537,175		5.500%, due 05/01/33	2,514,182
2,182,798		5.500%, due 12/01/33	2,163,017
2,927,264		5.500%, due 01/01/34	2,900,735
307,158		5.500%, due 04/01/34	303,798
1,050,275		5.500%, due 10/01/34	1,038,788
192,666		5.500%, due 11/01/34	190,558
140,789		5.500%, due 05/01/35	139,117
410,691		5.500%, due 09/01/35	405,814
55,377		5.500%, due 10/01/35	54,719
32,782		5.500%, due 01/01/36	32,392
2,838,036		5.500%, due 03/01/38	2,799,013
103,811		6.000%, due 04/01/16	106,387
181,913		6.000%, due 04/01/17	186,433
90,124		6.000%, due 07/01/17	92,364
130,735		6.000%, due 10/01/17	133,984
1,339,723		6.000%, due 08/01/19	1,373,084
242,959		6.000%, due 09/01/19	249,009
401,296		6.000%, due 05/01/21	411,310
974,562		6.000%, due 02/01/23	996,227
321,269		6.000%, due 12/01/25	326,847
314,771		6.000%, due 02/01/26	320,236
187,299		6.000%, due 04/01/34	189,958
53,275		6.000%, due 05/01/34	54,031
861,740		6.000%, due 07/01/34	873,976
2,961,443		6.000%, due 08/01/34	3,003,493
262,310		6.000%, due 09/01/34	266,034
292,646		6.000%, due 07/01/35	296,344
680,072		6.000%, due 08/01/35	688,666
916,020		6.000%, due 11/01/35	927,596
445,819		6.000%, due 03/01/36	451,035
16,730		6.000%, due 07/01/36	16,926
1,199,476		6.000%, due 10/01/36	1,216,507
33,917		6.000%, due 01/01/37	34,314
914,933		6.000%, due 03/01/37	925,351
1,102,135		6.000%, due 05/01/37	1,114,685
1,117,590		6.000%, due 06/01/37	1,130,316
150,398		6.500%, due 05/01/34	155,635
209,279		6.500%, due 06/01/34	216,567
1,220,504		6.500%, due 08/01/34	1,263,007
297,920		6.500%, due 10/01/34	309,692
6,057		6.500%, due 11/01/34	6,268
15,966		6.500%, due 09/01/35	16,497
354,120		6.500%, due 05/01/37	365,456
1,438,420		6.500%, due 07/01/37	1,484,466
767,536		6.500%, due 02/01/38	792,107

			67,370,141

		Federal National Mortgage Association: 11.1%
152,408		4.010%, due 08/01/13	145,692
466,406		4.020%, due 08/01/13	447,393
522,828		4.500%, due 04/01/18	511,457
1,208,313		4.500%, due 06/01/18	1,182,032
708,125		4.500%, due 07/01/18	692,723
590,547		4.500%, due 03/01/19	576,226
890,585		4.500%, due 04/01/20	868,988
1,903,092		4.500%, due 08/01/33	1,773,816
472,647		4.500%, due 02/01/35	439,802
34,894		4.500%, due 09/01/35	32,393
969,858		4.545%, due 05/01/14	944,542
379,099		4.630%, due 04/01/14	370,263
111,436		4.751%, due 04/01/13	110,569
748,923		4.791%, due 12/01/12	745,669
30,473		4.845%, due 06/01/13	30,236
421,556		4.849%, due 08/01/14	416,034
19,732		4.871%, due 02/01/14	19,536

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Federal National Mortgage Association (continued)
$442,774		4.880%, due 03/01/20	$441,728
2,318,009		4.926%, due 04/01/15	2,286,401
248,000		4.940%, due 08/01/15	248,674
689,599		5.000%, due 11/01/17	689,053
2,995,932		5.000%, due 02/01/18	2,993,559
204,007		5.000%, due 06/01/18	203,782
1,697,057		5.000%, due 12/01/18	1,680,334
1,512,333		5.000%, due 07/01/19	1,506,883
602,406		5.000%, due 09/01/19	600,235
91,846		5.000%, due 11/01/19	91,515
183,061		5.000%, due 07/01/20	181,943
615,652		5.000%, due 11/01/33	594,020
1,215,249		5.000%, due 03/01/34	1,172,066
446,052		5.000%, due 05/01/34	429,822
494,709		5.000%, due 08/01/34	476,708
1,367,768		5.000%, due 09/01/34	1,318,000
1,232,349		5.000%, due 06/01/35	1,185,582
4,098,978		5.000%, due 07/01/35	3,943,426
1,453,347		5.000%, due 08/01/35	1,398,194
2,178,528		5.000%, due 08/01/36	2,095,855
1,000,000		5.000%, due 05/01/38	959,551
8,671		5.190%, due 11/01/15	8,637
16,526		5.370%, due 02/01/13	16,891
16,766		5.450%, due 04/01/17	16,862
296,416		5.466%, due 11/01/15	300,276
899,034		5.500%, due 11/01/17	913,494
438,259		5.500%, due 01/01/18	445,308
859,708		5.500%, due 02/01/18	872,460
323,284		5.500%, due 01/01/19	328,079
631,870		5.500%, due 06/01/19	640,848
1,269,075		5.500%, due 07/01/19	1,287,106
733,570		5.500%, due 08/01/19	743,993
742,933		5.500%, due 09/01/19	753,489
137,222		5.500%, due 11/01/19	139,172
257,913		5.500%, due 12/01/19	261,578
27,341		5.500%, due 01/01/21	27,661
273,314		5.500%, due 02/01/23	275,489
663,210		5.500%, due 05/01/25	661,826
1,370,006		5.500%, due 02/01/33	1,358,634
71,134		5.500%, due 03/01/33	70,588
28,025		5.500%, due 05/01/33	27,793
2,185,477		5.500%, due 06/01/33	2,167,335
4,814,856		5.500%, due 07/01/33	4,774,889
1,183,729		5.500%, due 11/01/33	1,173,903
381,831		5.500%, due 12/01/33	378,661
1,217,237		5.500%, due 01/01/34	1,207,133
2,003,105		5.500%, due 02/01/34	1,985,115
208,195		5.500%, due 03/01/34	206,279
640,637		5.500%, due 04/01/34	634,162
2,248,524		5.500%, due 05/01/34	2,225,643
385,350		5.500%, due 06/01/34	381,429
3,774,447		5.500%, due 07/01/34	3,736,039
1,204,046		5.500%, due 08/01/34	1,191,794
5,213,376		5.500%, due 09/01/34	5,160,326
6,616,863		5.500%, due 10/01/34	6,549,532
7,455,815		5.500%, due 11/01/34	7,379,947
2,901,952		5.500%, due 12/01/34	2,872,423
2,161,399		5.500%, due 01/01/35	2,138,935
855,926		5.500%, due 02/01/35	846,481
558,255		5.500%, due 03/01/35	552,051
1,339,284		5.500%, due 04/01/35	1,324,405
50,384		5.500%, due 05/01/35	49,824
453,324		5.500%, due 07/01/35	448,286
1,297,888		5.500%, due 08/01/35	1,283,464
2,503,706		5.500%, due 09/01/35	2,475,882
327,166		6.000%, due 02/01/17	336,664
12,247		6.000%, due 03/01/17	12,598
585,022		6.000%, due 08/01/17	601,824
179,553		6.000%, due 03/01/18	184,710
1,679,711		6.000%, due 11/01/18	1,728,475
307,885		6.000%, due 01/01/21	316,054
7,649		6.000%, due 02/01/21	7,852
461,183		6.000%, due 05/01/21	473,419
377,238		6.000%, due 11/01/25	383,712
68,158		6.000%, due 01/01/34	69,169
657,391		6.000%, due 03/01/34	666,089
3,285,497		6.000%, due 04/01/34	3,329,576
241,978		6.000%, due 05/01/34	245,112
3,090,958		6.000%, due 06/01/34	3,130,982
2,196,057		6.000%, due 07/01/34	2,224,494
2,410,721		6.000%, due 08/01/34	2,441,939
1,664,623		6.000%, due 10/01/34	1,686,179
304,229		6.000%, due 11/01/34	308,169
272,563		6.000%, due 04/01/35	276,092
16,314		6.000%, due 08/01/35	16,500
357,780		6.000%, due 09/01/35	361,854
512,930		6.000%, due 10/01/35	518,771
14,756		6.000%, due 11/01/35	14,924
2,322,417		6.000%, due 12/01/35	2,348,861
676,657		6.000%, due 02/01/36	684,110
1,645,305		6.000%, due 03/01/36	1,662,496
1,786,739		6.000%, due 04/01/36	1,805,410
25,385		6.000%, due 06/01/36	25,667
766,894		6.000%, due 07/01/36	774,908
431,539		6.000%, due 08/01/36	436,048
46,970		6.000%, due 12/01/36	47,461
1,105,698		6.000%, due 01/01/37	1,117,095
826,391		6.000%, due 02/01/37	834,850
588,155		6.000%, due 03/01/37	594,175
1,554,599		6.000%, due 04/01/37	1,570,513
905,242		6.000%, due 05/01/37	914,509
1,110,203		6.000%, due 06/01/37	1,121,569
2,199,207		6.000%, due 07/01/37	2,221,719
7,165		6.253%, due 09/01/11	7,448
236,059		6.330%, due 03/01/11	250,389
453,376		6.500%, due 06/01/31	471,006
50,854		6.500%, due 07/01/31	52,832
1,101		6.500%, due 08/01/31	1,144
541,303		6.500%, due 09/01/31	562,353
331,433		6.500%, due 12/01/31	344,321
3,947		6.500%, due 01/01/32	4,101
7,523		6.500%, due 02/01/32	7,815
1,207,134		6.500%, due 07/01/32	1,253,321
1,091,196		6.500%, due 08/01/32	1,132,947
805,092		6.500%, due 01/01/33	835,896
135,012		6.500%, due 04/01/34	139,545
763,014		6.500%, due 08/01/34	788,632
227,876		6.500%, due 03/01/36	234,957
8,887		6.500%, due 04/01/36	9,163
330,689		6.500%, due 05/01/36	340,965
944,092		6.500%, due 01/01/37	973,429
1,058,323		6.500%, due 02/01/37	1,091,013
471,647		6.500%, due 04/01/37	486,202
28,308		6.500%, due 06/01/37	29,181
1,178,232		6.500%, due 07/01/37	1,214,594
4,247,000	L	6.625%, due 09/15/09	4,432,628
1,046,000	L	6.625%, due 11/15/10	1,123,986
76,586		7.500%, due 02/01/30	82,684
231,053		7.500%, due 03/01/31	248,816
5,756		7.500%, due 11/01/31	6,198
1,296		7.500%, due 02/01/32	1,395

			145,720,334

		Government National Mortgage Association: 1.1%
117,712		4.500%, due 07/20/33	109,628
22,532		4.500%, due 08/15/33	21,074
148,198		4.500%, due 09/15/33	138,609
608,726		4.500%, due 09/20/33	566,919
239,760		4.500%, due 12/20/34	222,939
102,932		5.000%, due 07/20/33	99,722
240,413		5.000%, due 03/15/34	233,869
720,296		5.000%, due 06/15/34	700,691
174,879		5.000%, due 10/15/34	170,120
854,067		5.500%, due 11/15/32	853,909
3,517,449		5.500%, due 05/15/33	3,515,697

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Government National Mortgage Association (continued)
$804,366		5.500%, due 08/15/33	$803,965
60,752		5.500%, due 12/15/33	60,722
109,720		5.500%, due 09/15/34	109,562
26,729		5.500%, due 02/15/35	26,674
77,025		5.500%, due 04/20/35	76,651
92,344		5.500%, due 10/15/35	92,154
2,725,370		5.500%, due 04/20/38	2,710,811
731,664		6.000%, due 09/15/32	746,011
53,948		6.000%, due 10/15/32	55,006
821,893		6.000%, due 04/15/33	837,753
31,387		6.000%, due 04/15/34	31,963
812,928		6.000%, due 07/15/34	827,853
303,592		6.000%, due 09/15/34	309,165
584,891		6.000%, due 11/20/34	594,397
38,965		6.000%, due 01/20/35	39,570
384,157		6.000%, due 02/20/35	390,127
168,939		6.000%, due 04/20/35	171,564

			14,517,125

		Other U.S. Agency Obligations: 0.0%
425,000		Financing Corp., 9.650%, due 11/02/18	590,837

			590,837

		Total U.S. Government Agency Obligations (Cost $229,711,471)	228,198,437

U.S. TREASURY OBLIGATIONS: 8.0%

		U.S. Treasury Bonds: 4.4%
4,501,000	L	3.875%, due 02/15/13	4,614,934
2,520,000	L	4.250%, due 08/15/13	2,629,857
2,146,000	L	4.250%, due 11/15/13	2,240,224
663,000	L	4.500%, due 11/15/15	698,429
7,544,000		4.500%, due 02/15/36	7,492,731
739,000	L	4.750%, due 11/15/08	746,332
5,430,000	L	4.750%, due 05/15/14	5,822,828
978,000	L	5.125%, due 05/15/16	1,066,632
12,936,000		5.375%, due 02/15/31	14,377,161
1,500,000	L	6.000%, due 02/15/26	1,757,228
13,426,000	L	6.500%, due 02/15/10	14,290,312
390,000		6.750%, due 08/15/26	493,807
390,000		8.000%, due 11/15/21	529,090
57,000		9.875%, due 11/15/15	79,359

			56,838,924

		U.S. Treasury Notes: 3.6%
1,982,000	L	3.500%, due 11/15/09	2,013,589
27,000,000	L	4.875%, due 08/15/09	27,729,864
16,604,000	L	5.125%, due 06/30/11	17,652,144

			47,395,597

		Total U.S. Treasury Obligations (Cost $102,125,459)	104,234,521

ASSET-BACKED SECURITIES: 0.9%

		Home Equity Asset-Backed Securities: 0.1%
1,481,000	#,C,I	Bayview Financial Revolving Mortgage Loan Trust, 3.283%, due 12/28/40	1,135,870
1,076,000	C	GMAC Mortgage Corp. Loan Trust, 5.805%, due 10/25/36	566,764
1,204,000	C	Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	467,209

			2,169,843

		Other Asset-Backed Securities: 0.8%
13,187	C	Countrywide Asset-Backed Certificates, 4.575%, due 07/25/35	13,092
271,251	C	Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	270,188
919,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	819,052
58,021	C	Residential Asset Mortgage Products, Inc., 4.109%, due 01/25/35	57,909
630,846	C	Small Business Administration, 4.770%, due 04/01/24	617,493
963,309	C	Small Business Administration, 4.990%, due 09/01/24	945,395
1,075,636	C	Small Business Administration, 5.090%, due 10/01/25	1,056,696
3,415,663	C	Small Business Administration, 5.110%, due 08/01/25	3,367,387
1,023,795	C	Small Business Administration, 5.180%, due 05/01/24	1,025,260
778,834	C	Small Business Administration, 5.390%, due 12/01/25	784,905
1,392,551	C	Structured Asset Securities Corp., 4.670%, due 03/25/35	1,338,533

			10,295,910

		Total Asset-Backed Securities (Cost $14,300,361)	12,465,753

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.0%
452,712	C	Banc of America Commercial Mortgage, Inc., 5.482%, due 01/15/49	405,401
2,000,000	C	Banc of America Commercial Mortgage, Inc., 5.745%, due 02/10/51	1,908,599
32,486	#,C	BlackRock Capital Finance LP, 7.750%, due 09/25/26	19,544
36,541	C	Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	36,907
3,050,000	C	Citigroup Commercial Mortgage Trust, 5.700%, due 12/10/49	2,904,643
831,793	C	Credit Suisse Mortgage Capital Certificates, 5.343%, due 12/15/39	748,905
1,442,297	C	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	1,362,373
703,964	C	Entergy Louisiana, LLC, 8.090%, due 01/02/17	686,636
1,102,000	C	GE Capital Commercial Mortgage Corp., 5.339%, due 03/10/44	1,012,089
1,179,069	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	1,171,053

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

$1,660,000	C	Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36	$1,633,658
122,000	C	Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39	109,198
1,000,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.007%, due 06/15/49	958,613
1,180,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42	1,091,455
1,452,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37	1,354,372
1,727,379	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,652,773
1,661,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, due 05/15/47	1,501,641
1,660,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.378%, due 05/15/41	1,631,410
1,007,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43	964,388
1,037,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.065%, due 04/15/45	1,020,597
789,000	C	Merrill Lynch Mortgage Trust, 6.023%, due 06/12/50	554,668
249,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48	231,201
36,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.474%, due 02/12/39	33,385
1,442,297	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.810%, due 06/12/50	1,372,384
17,717,158	#,C,ˆ	Morgan Stanley Capital I, 0.619%, due 11/15/30	197,883
1,354,932	C	Morgan Stanley Capital I, 5.168%, due 01/14/42	1,309,084
169,068	C	Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24	168,840
1,812,053	#,C,I	Nomura Asset Securities Corp., 9.773%, due 04/04/27	1,979,247
772,000	C	RAAC Series, 4.971%, due 09/25/34	738,890
1,349,409	#,C,I	Spirit Master Funding, LLC, 5.050%, due 07/20/23	1,049,324
583,343	#,C	System Energy Resources, Inc., 5.129%, due 01/15/14	567,705
70,000	C	Wachovia Bank Commercial Mortgage Trust, 4.750%, due 05/15/44	64,630
1,725,000	C	Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41	1,635,861
1,732,000	C	Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	1,660,694
67,000	C	Wachovia Bank Commercial Mortgage Trust, 5.118%, due 07/15/42	64,074
520,500	C	Wachovia Bank Commercial Mortgage Trust, 5.513%, due 12/15/43	359,692
1,379,000	C	Wachovia Bank Commercial Mortgage Trust, 5.795%, due 07/15/45	1,285,583
2,400,000	C	Wachovia Bank Commercial Mortgage Trust, 6.100%, due 02/15/51	2,321,069
1,387,000	C	Wachovia Bank Commercial Mortgage Trust, 6.159%, due 06/15/45	1,319,390

		Total Collateralized Mortgage Obligations (Cost $42,648,121)	39,087,859

OTHER BONDS: 0.2%

		Foreign Government Bonds: 0.2%
736,000		Israel Government International Bond, 4.625%, due 06/15/13	738,049
1,884,000		Province of Ontario Canada, 5.000%, due 10/18/11	1,954,705

		Total Other Bonds (Cost $2,620,354)	2,692,754

		Total Long-Term Investments (Cost $1,309,556,751)	1,284,748,797

SHORT-TERM INVESTMENTS: 15.6%

		Securities Lending CollateralCC: 15.6%
204,250,763		Bank of New York Mellon Corp. Institutional Cash Reserves	204,250,763

		Total Short-Term Investments (Cost $204,250,763)	204,250,763

	Total Investments in Securities
	(Cost $1,513,807,514)*	113.8%	$1,488,999,560
	Other Assets and Liabilities - Net	(13.8)	(180,933,333)

	Net Assets	100.0%	$1,308,066,227

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio
as of June 30, 2008 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

*	Cost for federal income tax purposes is $1,518,689,110.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$65,308,642
Gross Unrealized Depreciation	(94,998,192)

Net Unrealized Depreciation	$(29,689,550)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$925,203,574	$—
Level 2 — Other Significant Observable Inputs	561,610,792	—
Level 3 — Significant Unobservable Inputs	2,185,194	—

Total	$1,488,999,560	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments**
Balance at 12/31/07	$2,680,796	$—
Net purchases (sales)	(215,113)	—
Total realized and unrealized gain (loss)	(281,920)	—
Amortization of premium/discount	1,431	—
Transfers in and/or out of Level 3	—	—

Balance at 06/30/08	$2,185,194	$—

**	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(283,311). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 92.8%

		Coal: 0.2%
18,600		Peabody Energy Corp.	$1,637,730

			1,637,730

		Electric: 40.5%
626,680	@	AES Corp.	12,038,523
198,400		Allegheny Energy, Inc.	9,941,824
313,960		American Electric Power Co., Inc.	12,630,611
117,240	@@	CEZ A/S	10,412,293
789,870		CMS Energy Corp.	11,769,063
119,990		Constellation Energy Group, Inc.	9,851,179
203,920		Dominion Resources, Inc.	9,684,161
290,700		DPL, Inc.	7,668,666
117,550		DTE Energy Co.	4,988,822
894,430		Dynegy, Inc. — Class A	7,647,377
90,853	@@,S	E.ON AG	18,302,367
256,730	S	Edison International	13,190,787
40,640	@@	Electricite de France	3,849,871
108,600	@@	Energias de Portugal SA	564,711
103,630	@@	Enersis SA ADR	1,614,555
65,700		FirstEnergy Corp.	5,409,081
22,800	@@	Fortum OYJ	1,154,037
106,530		FPL Group, Inc.	6,986,237
133,630	@@	Iberdrola SA	1,780,464
1,116,640	@@,S	International Power PLC	9,565,905
254,190		MDU Resources Group, Inc.	8,861,063
379,100		Northeast Utilities	9,678,423
611,050	@,S	NRG Energy, Inc.	26,214,044
42,520	@@	Oesterreichische Elektrizitaetswirtschafts AG	3,796,801
116,730		Pepco Holdings, Inc.	2,994,125
219,000		PG&E Corp.	8,692,110
42,590		Portland General Electric Co.	959,127
189,100		PPL Corp.	9,884,257
287,020		Public Service Enterprise Group, Inc.	13,182,829
92,900	@@	Red Electrica de Espana	6,030,412
452,960	@	Reliant Resources, Inc.	9,634,459
27,700	@@	RWE AG	3,485,093
130,440	@@	Scottish & Southern Energy PLC	3,634,417
26,910		Wisconsin Energy Corp.	1,216,870
355,720		Xcel Energy, Inc.	7,139,300

			274,453,864

		Energy — Alternate Sources: 0.5%
141,522	@,@@	EDP Renovaveis SA	1,637,728
250,700	@,@@	Iberdrola Renovables	1,931,443

			3,569,171

		Engineering & Construction: 0.5%
13,240	@@	Acciona SA	3,129,780

			3,129,780

		Gas: 4.0%
35,070		AGL Resources, Inc.	1,212,721
154,950	@@,S	Enagas	4,373,934
53,700		Energen Corp.	4,190,211
310,620		Sempra Energy	17,534,499

			27,311,365

		Internet: 0.3%
20,822	@@	Iliad SA	2,017,122

			2,017,122

		Media: 4.1%
251,585		Comcast Corp. — Special Class A	4,719,735
131,200	@	DIRECTV Group, Inc.	3,399,392
231,040	@@	Grupo Televisa SA ADR	5,457,165
854,620	@,@@	Megacable Holdings SAB de CV	2,485,194
445,280	@	Time Warner Cable, Inc.	11,791,014

			27,852,500

		Oil & Gas: 8.8%
5,700		Chesapeake Energy Corp.	375,972
34,300		Chevron Corp.	3,400,159
307,930		Equitable Resources, Inc.	21,265,646
50,680		Marathon Oil Corp.	2,628,772
46,710		Noble Corp.	3,034,282
112,630	@,@@	OAO Gazprom ADR	6,506,504
162,690		Questar Corp.	11,557,498
172,590	@@	Talisman Energy, Inc.	3,821,793
41,600	@@	Total SA	3,540,935
47,955		XTO Energy, Inc.	3,285,397

			59,416,958

		Oil & Gas Services: 2.3%
16,000		Baker Hughes, Inc.	1,397,440
181,160		Halliburton Co.	9,614,161
16,000	@	National Oilwell Varco, Inc.	1,419,520
31,800		Schlumberger Ltd.	3,416,274

			15,847,395

		Pipelines: 6.1%
816,110		El Paso Corp.	17,742,231
288,400		Spectra Energy Corp.	8,288,616
380,141		Williams Cos., Inc.	15,323,484

			41,354,331

		Telecommunications: 25.0%
232,820	@@	America Movil SA de CV ADR	12,281,255
475,410		AT&T, Inc.	16,016,563
94,680	@,@@	Bharti Airtel Ltd.	1,594,061
265,260	@@	Cellcom Israel Ltd.	9,074,545
89,900	@@	Deutsche Telekom AG	1,476,318
252,110		Embarq Corp.	11,917,240
2,906,000	@,@@	Hutchison Telecommunications International Ltd.	4,115,089

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Telecommunications (continued)
80,430	@,@@	Mobile Telesystems Finance SA ADR	$6,161,742
224,840	@@	MTN Group Ltd.	3,558,993
238,720	@	NII Holdings, Inc.	11,336,813
44,520	@@	Philippine Long Distance Telephone Co.	2,380,184
52,360	@@	Philippine Long Distance Telephone Co. ADR	2,797,071
1,149,750		Qwest Communications International, Inc.	4,518,518
371,500	@@	Rogers Communications, Inc. — Class B (Canadian Denominated Security)	14,412,612
471,690	@@	Royal KPN NV	8,064,415
240,080	@,@@	Telecom Argentina SA ADR	3,421,140
526,980	@@	Telefonica SA	13,945,908
338,950	@@	Telenor ASA	6,362,822
125,740	@@	Telkom SA Ltd.	2,264,863
149,610	@@	TELUS Corp.	6,087,397
141,360	@@	Tim Participacoes SA ADR	4,018,865
275,250		Verizon Communications, Inc.	9,743,850
3,821,610	@@	Vodafone Group PLC	11,259,648
237,914		Windstream Corp.	2,935,859

			169,745,771

		Water: 0.5%
57,170	@@	Veolia Environnement	3,191,649

			3,191,649

		Total Common Stock (Cost $603,203,235)	629,527,636

PREFERRED STOCK: 4.7%

		Electric: 3.5%
509,387	@@	AES Tiete SA	5,274,670
408,320	@@	Eletropaulo Metropolitana de Sao Paulo SA	9,576,965
23,070		NRG Energy, Inc.	8,426,087

			23,277,722

		Media: 0.3%
157,763	@,@@	NET Servicos de Comunicacao SA	1,970,192

			1,970,192

		Pipelines: 0.9%
3,630	#	El Paso Corp.	6,258,120

			6,258,120

		Total Preferred Stock (Cost $22,316,256)	31,506,034

Principal
Amount			Value

CONVERTIBLE BONDS: 0.6%

		Coal: 0.6%
$2,580,000	C	Peabody Energy Corp., 4.750%, due 12/15/41	$4,273,125

		Total Convertible Bonds (Cost $2,862,571)	4,273,125

	Total Investments in Securities
	(Cost $628,382,062)*	98.1%	$665,306,795
	Other Assets and Liabilities - Net	1.9	13,127,515

	Net Assets	100.0%	$678,434,310

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

*	Cost for federal income tax purposes is $629,820,703.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$67,950,968
Gross Unrealized Depreciation	(32,464,876)

Net Unrealized Appreciation	$35,486,092

At June 30, 2008 the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

EURO EUR 413,726	Buy	08/25/08	639,766	$649,500	$9,735
EURO EUR 144,158	Buy	08/25/08	225,366	226,310	944
EURO EUR 321,209	Buy	08/25/08	504,860	504,259	(601)
British Pound Sterling GBP 342,926	Buy	08/26/08	672,522	680,008	7,486

					$17,564

EURO EUR 666,747	Sell	08/25/08	1,028,779	$1,046,712	$(17,933)
EURO EUR 1,336,187	Sell	08/25/08	2,062,857	2,097,652	(34,795)
EURO EUR 1,260,171	Sell	08/25/08	1,945,200	1,978,316	(33,116)
EURO EUR 15,239,225	Sell	08/25/08	23,542,546	23,923,738	(381,192)
EURO EUR 132,656	Sell	08/25/08	205,849	208,254	(2,405)
EURO EUR 136,528	Sell	08/25/08	211,857	214,332	(2,475)
EURO EUR 1,977,893	Sell	08/25/08	3,071,074	3,105,052	(33,978)
EURO EUR 2,968,518	Sell	08/25/08	4,609,114	4,660,214	(51,100)
EURO EUR 6,384,810	Sell	08/25/08	9,913,375	10,023,378	(110,003)
EURO EUR 324,977	Sell	08/25/08	508,046	510,174	(2,128)
EURO EUR 964,105	Sell	08/25/08	1,496,725	1,513,528	(16,803)
EURO EUR 1,659,042	Sell	08/25/08	2,576,891	2,604,495	(27,605)
British Pound Sterling GBP 7,938,076	Sell	08/26/08	15,558,629	15,740,882	(182,253)
British Pound Sterling GBP 145,355	Sell	08/26/08	285,013	288,234	(3,221)

					$(899,007)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio
as of June 30, 2008 (Unaudited) (continued)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$504,059,424	$—
Level 2 — Other Significant Observable Inputs	161,247,371	(881,443)
Level 3 — Significant Unobservable Inputs	—	—

Total	$665,306,795	$(881,443)

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.8%

		Advertising: 0.0%
1,700	@	Getty Images, Inc.	$57,681
3,300	L	Harte-Hanks, Inc.	37,785

			95,466

		Aerospace/Defense: 3.4%
10,800	@	BE Aerospace, Inc.	251,532
59,000		Boeing Co.	3,877,480
2,100		DRS Technologies, Inc.	165,312
1,800	@	Esterline Technologies Corp.	88,668
9,000		General Dynamics Corp.	757,800
9,600		L-3 Communications Holdings, Inc.	872,352
41,100		Northrop Grumman Corp.	2,749,590
45,100		Raytheon Co.	2,538,228
1,900	L	Triumph Group, Inc.	89,490
34,000		United Technologies Corp.	2,097,800

			13,488,252

		Agriculture: 1.6%
57,800		Altria Group, Inc.	1,188,368
20,268	@	Lorillard, Inc.	1,401,735
64,400		Philip Morris International, Inc.	3,180,716
7,700		Reynolds American, Inc.	359,359
2,000		Universal Corp.	90,440

			6,220,618

		Airlines: 0.0%
4,300		Skywest, Inc.	54,395

			54,395

		Apparel: 0.1%
1,300	@,L	Carter’s, Inc.	17,966
4,800	L	Jones Apparel Group, Inc.	66,000
3,500		Wolverine World Wide, Inc.	93,345

			177,311

		Auto Manufacturers: 0.3%
232,065	@,L	Ford Motor Co.	1,116,233
400	@,L	Navistar International Corp.	26,328
1,700	L	Oshkosh Truck Corp.	35,173

			1,177,734

		Auto Parts & Equipment: 0.3%
6,100	@@,L	Autoliv, Inc.	284,382
7,300		BorgWarner, Inc.	323,974
11,600	@,L	Goodyear Tire & Rubber Co.	206,828
5,100	@,L	Lear Corp.	72,318
12,400	@,L	TRW Automotive Holdings Corp.	229,028
4,800		WABCO Holdings, Inc.	223,008

			1,339,538

		Banks: 1.1%
60,308		Bank of America Corp.	1,439,552
18,100		Bank of New York Mellon Corp.	684,723
11,900	L	Colonial BancGroup, Inc.	52,598
11,400	L	First Horizon National Corp.	84,702
1,500	L	International Bancshares Corp.	32,055
3,600	L	National Penn Bancshares, Inc.	47,808
6,000	L	Old National Bancorp.	85,560
4,200	L	Pacific Capital Bancorp.	57,876
100	L	Park National Corp.	5,390
27,900	@@,L	Popular, Inc.	183,861
4,100	L	Susquehanna Bancshares, Inc.	56,129
600	L	UnionBanCal Corp.	24,252
53,813	L	Wachovia Corp.	835,716
5,000	L	Webster Financial Corp.	93,000
25,200	L	Wells Fargo & Co.	598,500
1,100	L	Westamerica Bancorp.	57,849

			4,339,571

		Beverages: 1.1%
33,800		Coca-Cola Co.	1,756,924
6,600		Pepsi Bottling Group, Inc.	184,272
39,000		PepsiCo, Inc.	2,480,010

			4,421,206

		Biotechnology: 0.6%
30,800	@	Amgen, Inc.	1,452,528
13,100	@	Genentech, Inc.	994,290
2,800	@,L	Martek Biosciences Corp.	94,388

			2,541,206

		Building Materials: 0.0%
2,800	L	Lennox International, Inc.	81,088

			81,088

		Chemicals: 2.5%
7,300		Celanese Corp.	333,318
2,700	L	CF Industries Holdings, Inc.	412,560
9,700		Chemtura Corp.	56,648
2,500		Cytec Industries, Inc.	136,400
22,200		Dow Chemical Co.	775,002
400		Ferro Corp.	7,504
2,000		FMC Corp.	154,880
3,900	L	HB Fuller Co.	87,516
12,800		Hercules, Inc.	216,704
1,400	L	Minerals Technologies, Inc.	89,026
38,400		Monsanto Co.	4,855,296
13,000	@	Mosaic Co.	1,881,100
600		NewMarket Corp.	39,738
3,600	@@	Nova Chemicals Corp.	88,812
3,800	L	Olin Corp.	99,484
11,900	L	RPM International, Inc.	245,140
6,800	L	Terra Industries, Inc.	335,580

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Chemicals (continued)
700	L	Valhi, Inc.	$19,075
4,800		Valspar Corp.	90,768

			9,924,551

		Coal: 0.3%
5,600		Arch Coal, Inc.	420,168
4,800		Massey Energy Co.	450,000
2,500		Walter Industries, Inc.	271,925

			1,142,093

		Commercial Services: 1.2%
8,200	@,L	Avis Budget Group, Inc.	68,634
1,200	@	ChoicePoint, Inc.	57,840
6,200	@	Convergys Corp.	92,132
4,700	L	Deluxe Corp.	83,754
200	@,L	First Advantage Corp.	3,170
4,500	@,L	Gartner, Inc.	93,240
10,200		H&R Block, Inc.	218,280
2,800	@,L	Healthspring, Inc.	47,264
23,000	@,L	Hertz Global Holdings, Inc.	220,800
7,900	@,L	Hewitt Associates, Inc.	302,807
100		Interactive Data Corp.	2,513
700	@,L	Korn/Ferry International	11,011
5,700		Manpower, Inc.	331,968
13,800	@,L	Monster Worldwide, Inc.	284,418
7,100	@,L	MPS Group, Inc.	75,473
1,400	@,@@, L	Net 1 UEPS Technologies, Inc.	34,020
7,400		Pharmaceutical Product Development, Inc.	317,460
4,400	@,L	Rent-A-Center, Inc.	90,508
2,300	@	Resources Connection, Inc.	46,805
12,500	L	Robert Half International, Inc.	299,625
12,100		RR Donnelley & Sons Co.	359,249
17,300		Service Corp. International	170,578
100	@	TeleTech Holdings, Inc.	2,016
4,400	@	United Rentals, Inc.	86,284
14,910	@,L	Visa, Inc.	1,212,332
3,900		Watson Wyatt Worldwide, Inc.	206,271

			4,718,452

		Computers: 6.1%
6,300	@	Affiliated Computer Services, Inc.	336,987
25,200	@	Apple, Inc.	4,219,488
35,100	@,L	Brocade Communications Systems, Inc.	289,224
27,200	@,L	Cadence Design Systems, Inc.	274,720
8,300	@,L	Computer Sciences Corp.	388,772
35,700		Electronic Data Systems Corp.	879,648
46,200	@	EMC Corp.	678,678
169,400		Hewlett-Packard Co.	7,489,174
52,900		International Business Machines Corp.	6,270,237
8,700	@,L	Lexmark International, Inc.	290,841
1,800	@,L	Micros Systems, Inc.	54,882
12,500	@	NCR Corp.	315,000
2,400	@,L	Perot Systems Corp.	36,024
70,700	L	Seagate Technology, Inc.	1,352,491
130,700	I	Seagate Technology, Inc. — Escrow	1
63,100	@,L	Sun Microsystems, Inc.	686,528
1,700	@,L	SYKES Enterprises, Inc.	32,062
2,400	@,L	Synaptics, Inc.	90,552
8,700	@	Synopsys, Inc.	208,017
11,100	@,L	Western Digital Corp.	383,283

			24,276,609

		Cosmetics/Personal Care: 1.0%
63,632		Procter & Gamble Co.	3,869,462

			3,869,462

		Distribution/Wholesale: 0.3%
2,200	L	Fastenal Co.	94,952
2,900	@,L	Fossil, Inc.	84,303
3,300		Genuine Parts Co.	130,944
15,800	@	Ingram Micro, Inc.	280,450
15,800	@,L	LKQ Corp.	285,506
2,000	L	Owens & Minor, Inc.	91,380
1,600	@	Tech Data Corp.	54,224
800	@,L	United Stationers, Inc.	29,560
2,300	@,L	Wesco International, Inc.	92,092

			1,143,411

		Diversified Financial Services: 2.1%
6,800	L	Blackrock, Inc.	1,203,600
9,000		Charles Schwab Corp.	184,860
55,300		Citigroup, Inc.	926,828
25,950		Discover Financial Services	341,762
11,100		Goldman Sachs Group, Inc.	1,941,390
10,500		Invesco Ltd.	251,790
84,000		JPMorgan Chase & Co.	2,882,040
5,400	@,L	Knight Capital Group, Inc.	97,092
10,000	@,L	Nasdaq Stock Market, Inc.	265,500
400		Student Loan Corp.	39,232
18,200	@	TD Ameritrade Holding Corp.	329,238

			8,463,332

		Electric: 1.5%
400		Alliant Energy Corp.	13,704
6,300		American Electric Power Co., Inc.	253,449
3,900	L	Avista Corp.	83,694
10,700	L	DPL, Inc.	282,266
140,300		Duke Energy Corp.	2,438,414
3,100		Edison International	159,278
18,000		FirstEnergy Corp.	1,481,940
6,000		Integrys Energy Group, Inc.	304,980
10,300	@,L	Mirant Corp.	403,245
17,400	@	Reliant Resources, Inc.	370,098
9,300		Sierra Pacific Resources	118,203

			5,909,271

		Electrical Components & Equipment: 0.3%
2,600	L	Belden CDT, Inc.	88,088
12,400		Emerson Electric Co.	613,180
11,000	@	GrafTech International Ltd.	295,130
11,500		Molex, Inc.	280,715

			1,277,113

		Electronics: 1.2%
33,600	@	Agilent Technologies, Inc.	1,194,144
8,600		Amphenol Corp.	385,968
900		Analogic Corp.	56,763
10,000	@	Arrow Electronics, Inc.	307,200
11,200	@	Avnet, Inc.	305,536
3,900		AVX Corp.	44,109
5,500	@,L	Benchmark Electronics, Inc.	89,870
100	@,L	Checkpoint Systems, Inc.	2,088
900	@,L	Coherent, Inc.	26,901
17,500		Gentex Corp.	252,700
20,000		Jabil Circuit, Inc.	328,200
4,400		National Instruments Corp.	124,828
3,200	@,L	Plexus Corp.	88,576
100	@,L	Rofin-Sinar Technologies, Inc.	3,020
3,200	@	Sanmina-SCI Corp.	4,096
1,400		Technitrol, Inc.	23,786
7,200	@,L	Thomas & Betts Corp.	272,520
8,900	@,L	Trimble Navigation Ltd.	317,730
11,000	@@	Tyco Electronics Ltd.	394,020
1,400	@,L	Varian, Inc.	71,484

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Electronics (continued)
3,800	@	Vishay Intertechnology, Inc.	$33,706
6,900	L	Woodward Governor Co.	246,054

			4,573,299

		Energy — Alternate Sources: 0.0%
2,900	@,L	VeraSun Energy Corp.	11,977

			11,977

		Engineering & Construction: 0.2%
8,300	@,L	Aecom Technology Corp.	269,999
9,900		KBR, Inc.	345,609

			615,608

		Entertainment: 0.1%
9,000	@	DreamWorks Animation SKG, Inc.	268,290
1,400	L	International Speedway Corp.	54,642
2,200	L	Regal Entertainment Group	33,616
200		Speedway Motorsports, Inc.	4,076

			360,624

		Environmental Control: 0.8%
13,100		Nalco Holding Co.	277,065
74,200	L	Waste Management, Inc.	2,798,082

			3,075,147

		Food: 1.7%
7,100		ConAgra Foods, Inc.	136,888
4,600		Del Monte Foods Co.	32,660
2,900	@,@@, L	Fresh Del Monte Produce, Inc.	68,353
136,200		Kroger Co.	3,932,094
79,300		Safeway, Inc.	2,264,015
21,600		Tyson Foods, Inc.	322,704

			6,756,714

		Forest Products & Paper: 0.0%
13,900	@,@@	Domtar Corp.	75,755
3,000	L	Rock-Tenn Co.	89,970

			165,725

		Gas: 0.0%
1,800	L	Laclede Group, Inc.	72,666
2,700		WGL Holdings, Inc.	93,798

			166,464

		Hand/Machine Tools: 0.2%
7,600	L	Kennametal, Inc.	247,380
3,300		Lincoln Electric Holdings, Inc.	259,710
5,500		Snap-On, Inc.	286,055
3,300		Stanley Works	147,939

			941,084

		Healthcare — Products: 1.4%
14,100	@	Boston Scientific Corp.	173,289
3,100	L	Hill-Rom Holdings, Inc.	83,638
78,700		Johnson & Johnson	5,063,558
1,900	@,L	Sirona Dental Systems, Inc.	49,248

			5,369,733

		Healthcare — Services: 1.7%
75,300		Aetna, Inc.	3,051,909
1,300	@,L	Centene Corp.	21,827
10,000	@	Health Net, Inc.	240,600
3,300	@,L	LifePoint Hospitals, Inc.	93,390
3,500	@,L	Lincare Holdings, Inc.	99,400
23,209		UnitedHealth Group, Inc.	609,236
3,500		Universal Health Services, Inc.	221,270
51,400	@	WellPoint, Inc.	2,449,724

			6,787,356

		Holding Companies — Diversified: 0.1%
6,300	L	Leucadia National Corp.	295,722

			295,722

		Home Builders: 0.1%
4,900	@,L	Champion Enterprises, Inc.	28,665
13,600	L	Lennar Corp.	167,824
500	@,L	NVR, Inc.	250,040

			446,529

		Household Products/Wares: 0.0%
2,300		American Greetings Corp.	28,382

			28,382

		Housewares: 0.0%
2,700	L	Toro Co.	89,829

			89,829

		Insurance: 4.8%
53,700	@@	ACE Ltd.	2,958,333
3,200		Allied World Assurance Holdings Ltd.	126,784
9,800	L	American Financial Group, Inc.	262,150
6,100		American International Group, Inc.	161,406
100		American National Insurance	9,802
8,600		AON Corp.	395,084
4,400	@,@@	Arch Capital Group Ltd.	291,808
3,900	@@,L	Aspen Insurance Holdings Ltd.	92,313
6,000		Assurant, Inc.	395,760
10,600	@@	Axis Capital Holdings Ltd.	315,986
670	@	Berkshire Hathaway, Inc. — Class B	2,688,040
11,800	L	Brown & Brown, Inc.	205,202
70,900		Chubb Corp.	3,474,809
4,900		Cincinnati Financial Corp.	124,460
9,200	L	CNA Financial Corp.	231,380
3,800	@,L	Conseco, Inc.	37,696
1,800	L	Employers Holdings, Inc.	37,260
3,000	@@,L	Endurance Specialty Holdings Ltd.	92,370
100		Erie Indemnity Co.	4,615
21,600	L	Fidelity National Title Group, Inc.	272,160
700		First American Corp.	18,480
22,000		Genworth Financial, Inc.	391,820
5,500		Hanover Insurance Group, Inc.	233,750
1,100	L	Harleysville Group, Inc.	37,213
7,100		HCC Insurance Holdings, Inc.	150,094
3,400	@@,L	IPC Holdings Ltd.	90,270
24,545		Loews Corp.	1,151,161
2,900	@@,L	Max Re Capital Ltd.	61,857
300	@@,L	Montpelier Re Holdings Ltd.	4,425
1,300		Nationwide Financial Services	62,413
6,900	L	Odyssey Re Holdings Corp.	244,950
1,100		OneBeacon Insurance Group Ltd.	19,327
4,400	@@	PartnerRe Ltd.	304,172
4,300	@,L	Philadelphia Consolidated Holding Co.	146,071
2,800	@@,L	Platinum Underwriters Holdings Ltd.	91,308
900	@,L	ProAssurance Corp.	43,299
7,200		Protective Life Corp.	273,960
400	L	Reinsurance Group of America	17,408
3,900	@@	RenaissanceRe Holdings Ltd.	174,213
4,000		Safeco Corp.	268,640
1,500	L	Selective Insurance Group	28,140
5,600	L	Stancorp Financial Group, Inc.	262,976

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
200	L	State Auto Financial Corp.	$4,786
500		Torchmark Corp.	29,325
1,100		Transatlantic Holdings, Inc.	62,117
43,600		Travelers Cos., Inc.	1,892,240
100	L	Unitrin, Inc.	2,757
17,700		UnumProvident Corp.	361,965
100		White Mountains Insurance Group Ltd.	42,900
6,900	@@	Willis Group Holdings Ltd.	216,453
12,300		WR Berkley Corp.	297,168
300		Zenith National Insurance Corp.	10,548

			19,173,624

		Internet: 2.0%
3,300	@,L	Avocent Corp.	61,380
6,400	@	Google, Inc. — Class A	3,369,088
15,100	@	IAC/InterActiveCorp.	291,128
3,700	@,L	j2 Global Communications, Inc.	85,100
27,400	@,L	Liberty Media Corp. — Interactive — Class A	404,424
3,800	@,L	NetFlix, Inc.	99,066
2,700	@,L	Priceline.com, Inc.	311,742
168,600	@,L	Symantec Corp.	3,262,410
13,000	@,L	TIBCO Software, Inc.	99,450

			7,983,788

		Iron/Steel: 1.5%
5,800	L	AK Steel Holding Corp.	400,200
51,700		Nucor Corp.	3,860,439
4,800		Reliance Steel & Aluminum Co.	370,032
2,800	L	Schnitzer Steel Industries, Inc.	320,880
4,900		United States Steel Corp.	905,422

			5,856,973

		Leisure Time: 0.1%
7,500	L	Brunswick Corp.	79,500
7,800	L	Callaway Golf Co.	92,274
2,300	L	Carnival Corp.	75,807

			247,581

		Lodging: 0.1%
16,300		Wyndham Worldwide Corp.	291,933

			291,933

		Machinery — Construction & Mining: 0.9%
48,700		Caterpillar, Inc.	3,595,034

			3,595,034

		Machinery — Diversified: 1.1%
3,600	L	Applied Industrial Technologies, Inc.	87,012
1,900	L	Cognex Corp.	43,795
49,400		Cummins, Inc.	3,236,688
5,400	@,L	Gardner Denver, Inc.	306,720
7,700		IDEX Corp.	283,668
3,700	L	Nordson Corp.	269,693
2,200	L	Wabtec Corp.	106,964
5,000	@	Zebra Technologies Corp.	163,200

			4,497,740

		Media: 3.4%
14,400	@,L	Cablevision Systems Corp.	325,440
135,700	L	CBS Corp. — Class B	2,644,793
56,300		Comcast Corp. — Class A	1,068,011
1,700	@,L	Cox Radio, Inc.	20,060
116,700	@,L	DIRECTV Group, Inc.	3,023,697
49,900		News Corp. — Class A	750,496
29,400	@,L	Time Warner Cable, Inc.	778,512
197,600		Time Warner, Inc.	2,924,480
5,000	@,L	Viacom — Class B	152,700
56,700	L	Walt Disney Co.	1,769,040

			13,457,229

		Metal Fabricate/Hardware: 0.1%
2,600	L	Mueller Industries, Inc.	83,720
8,500		Timken Co.	279,990
2,500	L	Worthington Industries	51,250

			414,960

		Mining: 3.0%
100,500		Alcoa, Inc.	3,579,810
40,000		Freeport-McMoRan Copper & Gold, Inc.	4,687,600
1,600	L	Kaiser Aluminum Corp.	85,648
4,500		Newmont Mining Corp.	234,720
29,900	L	Southern Copper Corp.	3,188,237

			11,776,015

		Miscellaneous Manufacturing: 4.2%
20,500		3M Co.	1,426,595
1,900		Acuity Brands, Inc.	91,352
1,700		Aptargroup, Inc.	71,315
4,400		Brink’s Co.	287,848
1,900	@,L	Ceradyne, Inc.	65,170
4,000		Cooper Industries Ltd.	158,000
1,600		Crane Co.	61,648
8,600		Dover Corp.	415,982
700		Eaton Corp.	59,479
235,700		General Electric Co.	6,290,833
27,600		Honeywell International, Inc.	1,387,728
19,900		Illinois Tool Works, Inc.	945,449
30,100	@@	Ingersoll-Rand Co.	1,126,643
36,300		Parker Hannifin Corp.	2,588,916
3,200	L	Pentair, Inc.	112,064
5,700		Textron, Inc.	273,201
34,200	@@	Tyco International Ltd.	1,369,368

			16,731,591

		Office Furnishings: 0.0%
4,000	L	Herman Miller, Inc.	99,560
7,200		Steelcase, Inc.	72,216

			171,776

		Office/Business Equipment: 0.6%
7,400		IKON Office Solutions, Inc.	83,472
175,800		Xerox Corp.	2,383,848

			2,467,320

		Oil & Gas: 21.4%
56,400		Anadarko Petroleum Corp.	4,220,976
34,200		Apache Corp.	4,753,800
500	@,L	Bois d’Arc Energy, Inc.	12,155
67,900		Chesapeake Energy Corp.	4,478,684
98,794		Chevron Corp.	9,793,449
86,700		ConocoPhillips	8,183,613
4,100	@,L	Continental Resources, Inc.	284,212
2,500	@	Delta Petroleum Corp.	63,800
11,700	@,L	Denbury Resources, Inc.	427,050
13,100		Devon Energy Corp.	1,574,096
223,100		ExxonMobil Corp.	19,661,803
5,700	@,L	Grey Wolf, Inc.	51,471
34,100	L	Hess Corp.	4,303,079
85,500		Marathon Oil Corp.	4,434,885
8,600	@,L	Mariner Energy, Inc.	317,942
15,600		Murphy Oil Corp.	1,529,580
51,700		Noble Corp.	3,358,432
36,200		Noble Energy, Inc.	3,640,272
64,200		Occidental Petroleum Corp.	5,769,012
10,100	L	Patterson-UTI Energy, Inc.	364,004
600	@,L	Pioneer Drilling Co.	11,286

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
5,400	@	Plains Exploration & Production Co.	$394,038
3,300	@,L	Rosetta Resources, Inc.	94,050
900	@,L	Stone Energy Corp.	59,319
1,500	@,L	Swift Energy Co.	99,090
8,800	@	Transocean, Inc.	1,341,032
3,800	@	Unit Corp.	315,286
76,200		Valero Energy Corp.	3,137,916
4,900	L	W&T Offshore, Inc.	286,699
1,600	@	Whiting Petroleum Corp.	169,728
29,500		XTO Energy, Inc.	2,021,045

			85,151,804

		Oil & Gas Services: 1.6%
7,600	@	Dresser-Rand Group, Inc.	297,160
38,500		Halliburton Co.	2,043,195
1,200	L	Lufkin Industries, Inc.	99,936
4,700	@,L	Oil States International, Inc.	298,168
34,100	L	Schlumberger Ltd.	3,663,363
1,100	@,L	SEACOR Holdings, Inc.	98,461

			6,500,283

		Packaging & Containers: 0.4%
2,100		Ball Corp.	100,254
11,900	@	Crown Holdings, Inc.	309,281
4,300	L	Greif, Inc.	275,329
8,200	@	Owens-Illinois, Inc.	341,858
14,700	L	Sealed Air Corp.	279,447
8,400		Sonoco Products Co.	259,980

			1,566,149

		Pharmaceuticals: 2.1%
4,100		Abbott Laboratories	217,177
4,000	@,L	Alpharma, Inc.	90,120
17,500		Eli Lilly & Co.	807,800
600	@	Endo Pharmaceuticals Holdings, Inc.	14,514
7,100	@@,L	Herbalife Ltd.	275,125
29,000	@,L	King Pharmaceuticals, Inc.	303,630
63,800		Merck & Co., Inc.	2,404,622
2,700	@	NBTY, Inc.	86,562
202,900		Pfizer, Inc.	3,544,663
14,100	@,L	Sepracor, Inc.	280,872
5,500	@,L	Warner Chilcott Ltd.	93,225
10,800	@	Watson Pharmaceuticals, Inc.	293,436

			8,411,746

		Pipelines: 0.4%
700	L	El Paso Corp.	15,218
47,600		Spectra Energy Corp.	1,368,024
7,900		Williams Cos., Inc.	318,449

			1,701,691

		Retail: 4.6%
8,600	@,L	Aeropostale, Inc.	269,438
13,700		American Eagle Outfitters	186,731
22,700	@,L	Autonation, Inc.	227,454
3,000	@	Autozone, Inc.	363,030
4,900		Bebe Stores, Inc.	47,089
80,800		Best Buy Co., Inc.	3,199,680
9,500	@,L	Big Lots, Inc.	296,780
2,900	L	Bob Evans Farms, Inc.	82,940
3,600	L	Casey’s General Stores, Inc.	83,412
1,300		Cash America International, Inc.	40,300
900		CBRL Group, Inc.	22,059
2,129	@,L	Chipotle Mexican Grill, Inc.	160,441
2,700	@	Copart, Inc.	115,614
8,600	@	Dollar Tree, Inc.	281,134
6,200	@,L	Dress Barn, Inc.	82,956
3,400		Foot Locker, Inc.	42,330
184,600		Gap, Inc.	3,077,282
10,300	@,L	Hanesbrands, Inc.	279,542
1,800	@,L	Jack in the Box, Inc.	40,338
19,100	L	Limited Brands, Inc.	321,835
5,900	L	Liz Claiborne, Inc.	83,485
700		Longs Drug Stores Corp.	29,477
18,100		McDonald’s Corp.	1,017,582
5,800		MSC Industrial Direct Co.	255,838
21,800	@	Office Depot, Inc.	238,492
1,400	@,L	Papa John’s International, Inc.	37,226
5,900	L	Penske Auto Group, Inc.	86,966
9,300	L	RadioShack Corp.	114,111
9,300		Ross Stores, Inc.	330,336
12,300	@,L	Sally Beauty Holdings, Inc.	79,458
52,000	L	Staples, Inc.	1,235,000
110,000	L	TJX Cos., Inc.	3,461,700
3,000	@,L	Tractor Supply Co.	87,120
9,300	@	Urban Outfitters, Inc.	290,067
30,400		Wal-Mart Stores, Inc.	1,708,480
4,800		Yum! Brands, Inc.	168,432

			18,444,155

		Savings & Loans: 0.1%
25,700		Hudson City Bancorp., Inc.	428,676
3,300	L	TFS Financial Corp.	38,247

			466,923

		Semiconductors: 4.8%
17,100		Altera Corp.	353,970
9,100	@,L	Amkor Technology, Inc.	94,731
13,500		Analog Devices, Inc.	428,895
206,100	L	Applied Materials, Inc.	3,934,449
7,200	@	Emulex Corp.	83,880
5,600	@,L	Entegris, Inc.	36,680
7,600	@	Fairchild Semiconductor International, Inc.	89,148
9,400	@,L	Integrated Device Technology, Inc.	93,436
326,200	L	Intel Corp.	7,006,776
11,700	L	Intersil Corp.	284,544
9,400	L	KLA-Tencor Corp.	382,674
11,800	L	Linear Technology Corp.	384,326
47,900	@,L	LSI Logic Corp.	294,106
24,500	@,@@, L	Marvell Technology Group Ltd.	432,670
4,200	@,L	MKS Instruments, Inc.	91,980
16,200		National Semiconductor Corp.	332,748
6,300	@,L	QLogic Corp.	91,917
6,400	@,L	Semtech Corp.	90,048
24,600	@	Teradyne, Inc.	272,322
147,900	L	Texas Instruments, Inc.	4,164,864

			18,944,164

		Software: 3.9%
7,300	@	Activision, Inc.	248,711
1,000	@,L	Ansys, Inc.	47,120
11,300	@	Autodesk, Inc.	382,053
9,100	@	BMC Software, Inc.	327,600
10,400		Broadridge Financial Solutions ADR	218,920
42,600		CA, Inc.	983,634
9,800	@,@@, L	Check Point Software Technologies	231,966
30,000	@	Compuware Corp.	286,200
15,300	@	Intuit, Inc.	421,821
8,600	@,L	Lawson Software, Inc.	62,522
200	@,L	Metavante Technologies, inc.	4,524
353,700		Microsoft Corp.	9,730,287
2,900	@,@@, L	Open Text Corp.	93,090
112,200	@	Oracle Corp.	2,356,200
1,000	@	Progress Software Corp.	25,570
8,900	@,L	Sybase, Inc.	261,838

			15,682,056

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Telecommunications: 5.8%
11,800	@,@@	Amdocs Ltd.	$347,156
172,800		AT&T, Inc.	5,821,632
1,200		CenturyTel, Inc.	42,708
210,300	@	Cisco Systems, Inc.	4,891,578
4,200	@,L	Clearwire Corp. — Class A	54,432
37,900		Corning, Inc.	873,595
4,720	@,L	EchoStar Holding Corp.	147,358
8,400		Embarq Corp.	397,068
5,600		Harris Corp.	282,744
24,200	@,L	JDS Uniphase Corp.	274,912
13,200	@,L	MetroPCS Communications, Inc.	233,772
1,300		NTELOS Holdings Corp.	32,981
4,100	L	Plantronics, Inc.	91,512
3,600	@,L	Premier Global Services, Inc.	52,488
48,900		Qualcomm, Inc.	2,169,693
417,887	L	Sprint Nextel Corp.	3,969,927
5,300	@,L	Syniverse Holdings, Inc.	85,860
5,900	@,L	Tekelec	86,789
6,800	L	Telephone & Data Systems, Inc.	321,436
26,100	@	Tellabs, Inc.	121,365
1,700	@,L	US Cellular Corp.	96,135
69,500		Verizon Communications, Inc.	2,460,300
27,600		Windstream Corp.	340,584

			23,196,025

		Toys/Games/Hobbies: 0.2%
9,200		Hasbro, Inc.	328,624
2,400	@,L	Marvel Entertainment, Inc.	77,136
20,300		Mattel, Inc.	347,536

			753,296

		Transportation: 1.4%
2,600	L	Arkansas Best Corp.	95,264
800	@,L	Bristow Group, Inc.	39,592
16,300		CSX Corp.	1,023,803
200		FedEx Corp.	15,758
2,900	@,L	HUB Group, Inc.	98,977
54,800		Norfolk Southern Corp.	3,434,316
3,600	L	Overseas Shipholding Group	286,272
4,500	L	Ryder System, Inc.	309,960
1,500		Werner Enterprises, Inc.	27,870
3,100	@,L	YRC Worldwide, Inc.	46,097

			5,377,909

		Trucking & Leasing: 0.0%
2,100	L	GATX Corp.	93,093

			93,093

		Total Common Stock (Cost $404,049,735)	397,299,730

REAL ESTATE INVESTMENT TRUSTS: 0.1%

		Regional Malls: 0.1%
7,000	L	General Growth Properties, Inc.	245,210

		Total Real Estate Investment Trusts (Cost $388,734)	245,210

		Total Long-Term Investments (Cost $404,438,469)	397,544,940

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 15.8%

		U.S. Government Agency Obligations: 0.2%
$885,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$884,956

		Total U.S. Government Agency Obligations (Cost $884,956)	884,956

		Securities Lending CollateralCC: 15.6%
62,068,249		Bank of New York Mellon Corp. Institutional Cash Reserves	62,068,249

		Total Securities Lending Collateral (Cost $62,068,249)	62,068,249

		Total Short-Term Investments (Cost $62,953,205)	62,953,205

	Total Investments in Securities
	(Cost $467,391,674)*	115.7%	$460,498,145
	Other Assets and Liabilities - Net	(15.7)	(62,474,934)

	Net Assets	100.0%	$398,023,211

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $469,503,252.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$25,193,457
Gross Unrealized Depreciation	(34,198,564)

Net Unrealized Depreciation	$(9,005,107)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®
as of June 30, 2008 (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$459,613,189	$—
Level 2 — Other Significant Observable Inputs	884,956	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$460,498,145	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited)

Investment Type Allocation
as of June 30, 2008
(as a percent of net assets)

U.S. Government Agency Obligations	63.1%
Corporate Bonds/Notes	29.3%
Collateralized Mortgage Obligations	6.6%
Asset-Backed Securities	6.3%
Other Bonds	1.6%
Municipal Bonds	1.2%
Preferred Stock	0.9%
Purchased Options	0.1%
Other Assets and Liabilities — Net	(9.1)%

Net Assets	100.0%

*	Includes short-term investments related to commercial paper, securities lending collateral and U.S. government agency obligation.

Portfolio holdings are subject to change daily.

Principal
Amount			Value

CORPORATE BONDS/NOTES: 29.3%

		Aerospace/Defense: 0.1%
$1,500,000	C	Goodrich Corp., 6.290%, due 07/01/16	$1,526,822

			1,526,822

		Agriculture: 0.1%
2,400,000	L	Philip Morris International, Inc., 6.375%, due 05/16/38	2,346,530
1,200,000	C,L	Reynolds American, Inc., 7.625%, due 06/01/16	1,256,176

			3,602,706

		Airlines: 0.1%
1,550,000		Continental Airlines, Inc., 7.056%, due 09/15/09	1,507,375
143,148	±,C,I	United AirLines, Inc., 9.350%, due 04/07/16	42,944

			1,550,319

		Auto Manufacturers: 0.4%
3,000,000	C	DaimlerChrysler NA Holding Corp., 3.138%, due 03/13/09	2,991,393
7,940,000		DaimlerChrysler NA Holding Corp., 6.780%, due 08/03/14	6,576,305
3,644,500		Ford Motor Co., 5.480%, due 11/29/13	2,949,767

			12,517,465

		Banks: 11.0%
2,900,000		Bank of America Corp., 6.000%, due 09/01/17	2,799,019
29,300,000	C	Bank of America Corp., 8.000%, due 01/30/18	27,494,827
29,100,000	C	Bank of America Corp., 8.125%, due 12/29/49	27,543,441
9,700,000		Bank of America NA, 2.638%, due 02/27/09	9,667,069
13,600,000		Bank of America NA, 3.056%, due 06/15/16	12,310,094
4,300,000		Bank of America NA, 6.100%, due 06/15/17	4,167,268
6,100,000	@@	Bank of Ireland, 2.819%, due 12/19/08	6,098,310
13,700,000		Bank of New York Mellon Corp., 3.184%, due 02/05/10	13,697,534
2,900,000	@@,#	Barclays Bank PLC, 6.050%, due 12/04/17	2,847,594
11,990,000	@@,#, C,L	BNP Paribas, 5.186%, due 06/29/15	10,429,130
7,500,000		Calyon New York, 2.771%, due 01/16/09	7,480,118
16,800,000		Capital One Financial Corp., 2.976%, due 09/10/09	15,677,827
4,700,000	@@,#, C	Commonwealth Bank of Australia, 6.024%, due 03/29/49	4,063,676
10,500,000	@@,C, L	Deutsche Bank AG, 6.000%, due 09/01/17	10,620,383
8,000,000		Dexia Credit Local, 2.433%, due 09/29/08	8,001,048
8,000,000		Fortis Bank SA, 2.751%, due 09/30/08	7,988,960
2,000,000	@@,#	Glitnir Banki HF, 3.204%, due 01/18/12	1,550,200
11,000,000		JPMorgan Chase Bank NA, 6.000%, due 10/01/17	10,704,518
6,600,000		KeyBank NA, 4.682%, due 06/02/10	6,578,405
27,900,000	@@,#	National Australia Bank Ltd., 3.208%, due 02/08/10	27,906,891
4,000,000	@@,#	National Australia Bank Ltd., 5.350%, due 06/12/13	3,970,240
DKK 51,514,743	@@	Nykredit Realkredit A/S, 5.000%, due 10/01/38	9,807,072
$2,850,000	#,C,L	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	2,451,493
DKK 51,789,181	@@	Realkredit Danmark A/S, 5.000%, due 10/01/38	9,859,222

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Banks (continued)
$1,500,000	@@,#, C	Resona Bank Ltd., 5.850%, due 09/29/49	$1,292,214
3,900,000	@@,#, C	Royal Bank of Scotland Group PLC, 6.990%, due 10/05/17	3,515,854
1,200,000		Royal Bank of Scotland Group PLC, Discount Note, due 08/05/08	1,196,700
3,300,000	C	State Street Capital Trust III, 8.250%, due 12/29/49	3,354,615
2,900,000	@@	UBS AG, 5.750%, due 04/25/18	2,772,313
4,800,000	@@	UBS AG, 5.875%, due 12/20/17	4,677,538
6,800,000	@@,#	Unicredit Luxembourg Finance SA, 2.970%, due 10/24/08	6,795,798
3,400,000	@@,#	VTB Capital (VNESHTORGBK), 3.384%, due 08/01/08	3,393,312
600,000		Wachovia Bank NA — Old, 2.841%, due 03/23/09	597,518
5,715,000		Wachovia Corp., 3.239%, due 10/28/15	4,971,896
9,400,000		Wachovia Corp., 5.750%, due 02/01/18	8,582,595
21,500,000	C	Wachovia Corp., 7.980%, due 02/08/49	19,802,575
15,000,000		Wells Fargo & Co., 3.343%, due 01/29/10	14,989,605

			319,656,872

		Biotechnology: 0.7%
18,900,000	C	Amgen, Inc., 6.150%, due 06/01/18	19,030,468

			19,030,468

		Building Materials: 0.1%
4,100,000	@@,#, C,L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	3,813,025

			3,813,025

		Computers: 0.2%
7,000,000	#,C	Dell, Inc., 5.650%, due 04/15/18	6,767,278

			6,767,278

		Diversified Financial Services: 10.0%
9,300,000		American Express Co., 7.000%, due 03/19/18	9,430,637
3,400,000	L	American Express Credit Corp., 5.875%, due 05/02/13	3,383,707
5,000,000		American General Finance Corp., 6.900%, due 12/15/17	4,365,035
8,000,000		Bear Stearns Cos., Inc., 7.250%, due 02/01/18	8,362,936
3,500,000		Bear Stearns Cos., Inc., 2.768%, due 08/21/09	3,460,534
15,200,000		Bear Stearns Cos., Inc., 3.061%, due 07/16/09	15,023,194
9,100,000		Bear Stearns Cos., Inc., 3.129%, due 01/31/11	8,836,437
EUR 4,100,000		Bear Stearns Cos., Inc., 5.208%, due 09/26/13	6,049,627
$1,300,000		Bear Stearns Cos., Inc., 6.950%, due 08/10/12	1,352,904
JPY 572,000,000		Citigroup, Inc., 0.800%, due 10/30/08	5,363,236
$12,900,000		Citigroup, Inc., 5.500%, due 04/11/13	12,603,119
900,000	S	Citigroup, Inc., 5.625%, due 08/27/12	886,237
13,800,000		Citigroup, Inc., 6.000%, due 08/15/17	13,186,038
13,300,000	C	Citigroup, Inc., 8.300%, due 12/21/57	12,592,693
29,700,000	C	Citigroup, Inc., 8.400%, due 04/29/49	28,270,242
900,000		Ford Motor Credit Co., 7.250%, due 10/25/11	697,942
JPY 24,000,000		General Electric Capital Corp., 0.550%, due 10/14/08	225,364
$26,900,000		General Electric Capital Corp., 2.907%, due 10/24/08	26,871,916
5,500,000	L	General Electric Capital Corp., 3.323%, due 02/01/11	5,498,856
9,700,000		General Electric Capital Corp., 5.500%, due 09/15/67	13,593,730
5,100,000	L	General Electric Capital Corp., 5.875%, due 01/14/38	4,637,267
7,650,000		Goldman Sachs Group, Inc., 3.250%, due 07/23/09	7,602,019
2,200,000		Goldman Sachs Group, Inc., 5.950%, due 01/18/18	2,115,676
1,100,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,069,098
14,300,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	14,160,790
15,300,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	14,037,796

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Diversified Financial Services (continued)
$3,000,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	$2,927,646
1,400,000		Lehman Brothers Holdings, Inc., 2.998%, due 10/22/08	1,394,826
10,600,000		Lehman Brothers Holdings, Inc., 5.625%, due 01/24/13	10,042,811
2,400,000		Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	2,327,525
6,800,000		Merrill Lynch & Co., Inc., 2.960%, due 10/23/08	6,760,342
8,700,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	8,522,459
11,200,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	10,677,901
500,000		Morgan Stanley, 2.844%, due 02/09/09	495,438
7,400,000		Morgan Stanley, 4.778%, due 05/14/10	7,375,343
600,000	C,L	Morgan Stanley, 5.300%, due 03/01/13	578,722
3,000,000		Morgan Stanley, 5.950%, due 12/28/17	2,728,188
1,600,000	C	Morgan Stanley, 6.250%, due 08/28/17	1,494,224
5,800,000	@@,#, C,L	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	5,612,683
1,000,000		SLM Corp., 3.080%, due 07/26/10	887,860
4,525,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	3,970,787
1,200,000	#,C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	1,098,714

			290,572,499

		Electric: 0.3%
1,736,087	C,S	Midwest Generation, LLC, 8.300%, due 07/02/09	1,749,108
5,776,001	I	NRG Energy, Inc., 4.210%, due 02/01/13	5,516,479
300,000	C	Ohio Power Co., 2.971%, due 04/05/10	294,210

			7,559,797

		Food: 0.1%
2,500,000		Kraft Foods, Inc., 6.125%, due 02/01/18	2,434,533
1,100,000		Kraft Foods, Inc., 6.875%, due 02/01/38	1,072,740

			3,507,273

		Healthcare — Services: 0.5%
10,601,162		HCA, Inc., 5.510%, due 11/14/13	9,971,230
2,040,818		Health Management Associates, Inc., 4.450%, due 01/16/14	1,902,043
2,800,000	C	UnitedHealth Group, Inc., 4.875%, due 02/15/13	2,712,150

			14,585,423

		Holding Companies — Diversified: 0.1%
839,013	@@	Nordic Telephone Co. APS, 6.340%, due 11/30/13	1,290,647
1,004,559	@@	Nordic Telephone Co. APS, 6.592%, due 11/30/14	1,545,305

			2,835,952

		Home Builders: 0.1%
5,000,000	C	Lennar Corp., 5.950%, due 10/17/11	4,200,000

			4,200,000

		Insurance: 1.2%
11,100,000	C,L	Allstate Corp., 6.125%, due 05/15/37	10,087,691
11,400,000		American International Group, Inc., 5.850%, due 01/16/18	10,699,151
4,900,000	#	Pricoa Global Funding I, 2.999%, due 01/30/12	4,789,706
4,000,000	#	Pricoa Global Funding I, 3.008%, due 09/27/13	3,900,008
3,300,000		Principal Life Income Funding Trusts, 5.300%, due 04/24/13	3,303,485
700,000		Principal Life Income Funding Trusts, 5.550%, due 04/27/15	690,128

			33,470,169

		Lodging: 0.0%
700,000	C	Mandalay Resort Group, 6.500%, due 07/31/09	694,750

			694,750

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Media: 0.2%
$200,000	W	Echostar DBS Corp., 5.750%, due 10/01/08	$200,500
2,000,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	1,935,000
1,977,500	@@	UPC Broadband Holding BV, 6.470%, due 12/31/14	2,835,396

			4,970,896

		Oil & Gas: 0.5%
500,000	@@,C, S	Conoco Funding Co., 6.350%, due 10/15/11	529,170
13,500,000	@@,L	Gaz Capital for Gazprom, 8.625%, due 04/28/34	14,681,250

			15,210,420

		Packaging & Containers: 0.1%
2,200,000	#,C	Sealed Air Corp., 5.625%, due 07/15/13	2,127,820

			2,127,820

		Pipelines: 0.4%
625,000	C,S	El Paso Corp., 7.800%, due 08/01/31	632,539
11,300,000	C	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	11,028,890
1,300,000	#,S	Williams Cos., Inc., 6.375%, due 10/01/10	1,319,500

			12,980,929

		Real Estate: 0.1%
5,000,000	C	iStar Financial, Inc., 5.800%, due 03/15/11	4,252,530

			4,252,530

		Retail: 0.2%
5,800,000	C,L	Target Corp., 5.125%, due 01/15/13	5,871,305

			5,871,305

		Software: 0.7%
3,723,960	I	First Data Corp., 5.231%, due 09/24/14	3,429,301
266,015	I	First Data Processing Corp., 5.450%, due 09/24/14	244,967
15,800,000	C,L	Oracle Corp., 5.750%, due 04/15/18	15,815,737

			19,490,005

		Stock Funds: 1.1%
33,200,000		Palisades, Discount Note, due 08/19/08	33,062,575

			33,062,575

		Telecommunications: 0.7%
450,000	C	AT&T Corp., 7.300%, due 11/15/11	479,646
1,900,000	C,S	AT&T, Inc., 4.125%, due 09/15/09	1,902,774
3,300,000	C	AT&T, Inc., 4.950%, due 01/15/13	3,291,862
4,000,000	C	AT&T, Inc., 5.500%, due 02/01/18	3,883,132
2,300,000	C	AT&T, Inc., 6.300%, due 01/15/38	2,179,963
5,700,000	C	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	5,714,250
200,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	195,000
600,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	573,000
950,000	C	Qwest Corp., 8.875%, due 03/15/12	973,750
2,500,000	C	Verizon Communications, Inc., 5.250%, due 04/15/13	2,488,215

			21,681,592

		Transportation: 0.3%
7,400,000	C	Union Pacific Corp., 5.700%, due 08/15/18	7,234,906

			7,234,906

		Total Corporate Bonds/Notes (Cost $876,139,048)	852,773,796

U.S. GOVERNMENT AGENCY OBLIGATIONS: 63.1%

		Federal Home Loan Mortgage Corporation: 10.9%
16,175,297	C	2.688%, due 02/15/19	15,858,509
91,295	C	2.808%, due 12/15/29	90,586
210,117	C	3.500%, due 07/15/32	200,913
351,583	C	4.000%, due 06/15/22	351,939
10,061,488		4.500%, due 07/01/14	9,907,673
3,449,957	C	4.500%, due 06/15/17	3,455,659
3,631,423	C	4.500%, due 10/15/19	3,638,666
5,282,794	C	4.500%, due 02/15/20	5,281,968
2,989,380	C	4.500%, due 05/15/24	3,001,873
5,488,382	C	4.500%, due 12/15/27	5,508,680
13,433,833		4.689%, due 06/01/35	13,694,304
1,444,751	C	4.994%, due 10/25/44	1,405,659
279,146	C	5.000%, due 09/15/16	280,705
11,385,979	C	5.000%, due 12/15/23	11,498,518
3,005,194	C	5.000%, due 03/15/26	3,039,128
4,537,629	C	5.000%, due 05/15/26	4,600,731
8,700,000	C	5.000%, due 11/15/26	8,811,125
838,654		5.000%, due 08/01/35	806,566
1,190,412		5.000%, due 09/01/35	1,144,865
948,264		5.134%, due 03/01/35	953,563
5,833,485		5.302%, due 09/01/35	5,916,496
678,446	C	5.500%, due 03/15/17	694,387
1,977,964		5.500%, due 09/01/19	2,003,946
1,054,349		5.500%, due 03/01/23	1,053,561
137,500,000	W	5.500%, due 07/15/34	135,458,950
6,538,796		5.500%, due 05/01/35	6,461,148
281,279		5.500%, due 06/01/37	277,412
926,342		5.500%, due 09/01/37	913,605
7,806,210		5.500%, due 04/01/38	7,698,875
82,613		5.883%, due 11/01/31	84,170
1,268,554		6.000%, due 01/01/22	1,299,225
1,668,387		6.000%, due 03/01/22	1,705,476
3,860,789		6.000%, due 10/01/22	3,946,616
6,100,072		6.000%, due 08/01/26	6,205,986

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Federal Home Loan Mortgage Corporation (continued)
$15,068,622		6.000%, due 09/01/27	$15,333,210
182,117		6.000%, due 05/01/35	184,703
99,211		6.000%, due 08/01/37	100,340
304,891		6.000%, due 02/01/38	308,363
31,000,000		6.000%, due 04/15/38	31,314,836
54,527	S	6.178%, due 06/01/24	56,245
50,601		6.500%, due 07/01/19	52,812
909,713	C	6.500%, due 02/25/43	934,192
1,515,411	S	6.813%, due 01/01/29	1,532,865
73,499	C	8.250%, due 08/15/21	79,771

			317,148,820

		Federal National Mortgage Association: 52.1%
19,500,000		2.683%, due 10/27/37	18,654,492
265,678		2.983%, due 03/25/17	267,050
376,142		3.383%, due 04/25/32	379,066
2,630,955		4.000%, due 05/01/13	2,602,527
3,602,869		4.000%, due 09/01/13	3,563,940
5,305,594		4.000%, due 07/01/15	5,248,267
2,535,679	S	4.079%, due 08/01/35	2,572,249
7,103,830		4.200%, due 11/01/34	7,238,122
80,127		4.500%, due 05/01/13	80,128
91,366		4.500%, due 07/01/13	91,368
6,118,401		4.500%, due 04/25/16	6,143,186
317,253		4.500%, due 04/25/17	317,704
93,636		4.568%, due 05/01/36	93,838
3,127,753		4.614%, due 10/01/35	3,133,026
4,569,952		4.693%, due 10/01/35	4,596,548
5,508,855		4.721%, due 07/01/35	5,544,038
2,680,876		4.721%, due 10/01/35	2,727,779
591,779		4.728%, due 08/01/42	591,630
886,624		4.728%, due 10/01/44	888,446
2,376,364		4.844%, due 02/01/34	2,403,682
3,214,552	S	4.997%, due 09/01/34	3,231,655
1,650,899		5.000%, due 11/01/12	1,661,180
153,024		5.000%, due 05/01/18	152,855
710,620		5.000%, due 12/01/18	709,836
468,673		5.000%, due 02/01/19	467,859
117,232		5.000%, due 07/01/19	116,810
145,277		5.000%, due 07/25/19	146,471
390,197		5.000%, due 08/01/19	388,791
558,378		5.000%, due 10/01/19	556,365
548,666		5.000%, due 11/01/19	546,688
1,880,996		5.000%, due 12/01/19	1,874,215
445,028		5.000%, due 02/01/20	442,311
359,369		5.000%, due 04/01/20	357,176
14,563,498		5.000%, due 08/01/20	14,474,601
1,034,505		5.000%, due 09/01/20	1,028,190
5,833,991		5.000%, due 10/01/20	5,798,379
2,777,164		5.000%, due 11/01/20	2,760,212
10,100,000	W	5.000%, due 07/18/21	9,987,951
994,880		5.000%, due 02/01/22	985,176
154,361		5.000%, due 03/01/22	152,855
212,095		5.000%, due 04/01/22	210,026
1,097,366		5.000%, due 05/01/22	1,086,662
155,761		5.000%, due 06/01/22	154,242
994,950		5.000%, due 08/01/22	985,245
6,196,300		5.000%, due 01/01/23	6,135,761
1,475,520		5.000%, due 02/01/23	1,460,979
996,087		5.000%, due 03/01/23	986,272
10,278,174		5.000%, due 04/01/23	10,177,386
9,802,055		5.000%, due 05/01/23	9,705,467
13,456,613		5.000%, due 06/01/23	13,324,010
3,398,361		5.000%, due 07/01/23	3,364,873
387,486		5.000%, due 07/01/35	372,782
3,753,242	S	5.000%, due 08/01/35	3,610,809
134,782		5.000%, due 09/01/35	129,667
32,917,174		5.000%, due 02/01/36	31,667,993
68,214,070	S	5.000%, due 03/01/36	65,625,400
218,000,000	W	5.000%, due 07/01/37	208,973,481
718,009		5.353%, due 12/01/36	720,112
87,108		5.500%, due 01/01/14	88,618
73,970		5.500%, due 12/01/14	75,253
15,253		5.500%, due 06/01/16	15,518
141,630		5.500%, due 03/01/17	143,907
133,167		5.500%, due 01/01/18	135,309
12,866,254		5.500%, due 04/01/22	12,969,934
1,502,885		5.500%, due 06/01/23	1,502,379
2,138,956		5.500%, due 02/01/24	2,138,236
136,299		5.500%, due 01/01/32	135,253
438,505		5.500%, due 10/01/32	435,139
1,066,353		5.500%, due 01/01/33	1,058,012
7,113,419		5.500%, due 02/01/33	7,054,702
15,192		5.500%, due 04/01/33	15,066
5,353,108	S	5.500%, due 05/01/33	5,308,673
1,306,411		5.500%, due 10/01/33	1,295,567
964,754		5.500%, due 11/01/33	956,746
7,896,155	S	5.500%, due 12/01/33	7,830,611
1,078,332		5.500%, due 01/01/34	1,068,137
21,500,000	W	5.500%, due 07/15/34	21,194,292
10,415,357	S	5.500%, due 09/01/34	10,309,373
4,717,578	S	5.500%, due 11/01/34	4,669,572
1,515,418		5.500%, due 12/01/34	1,499,998
3,013,566		5.500%, due 01/01/35	2,982,035
43,253,226	S	5.500%, due 02/01/35	42,811,084
15,225,484	S	5.500%, due 03/01/35	15,064,857
3,627,467		5.500%, due 04/01/35	3,591,206
790,897		5.500%, due 05/01/35	782,108
8,408,383		5.500%, due 06/01/35	8,314,938
14,182,912	S	5.500%, due 07/01/35	14,026,515
24,476,540		5.500%, due 08/01/35	24,204,526
32,854,677	S	5.500%, due 09/01/35	32,489,555
405,145		5.500%, due 10/01/35	400,642
853,275		5.500%, due 11/01/35	843,792
5,615,881		5.500%, due 12/01/35	5,553,471
570,076		5.500%, due 01/01/36	563,741
32,973		5.500%, due 02/01/36	32,565
24,591,808		5.500%, due 03/01/36	24,317,295
2,262,773		5.500%, due 04/01/36	2,234,798
879,546		5.500%, due 05/01/36	868,672
362,311		5.500%, due 06/01/36	357,832
1,946,952		5.500%, due 08/01/36	1,922,881
8,780,481		5.500%, due 11/01/36	8,671,926
7,401,034		5.500%, due 12/01/36	7,309,532
12,397,458		5.500%, due 01/01/37	12,241,099
9,876,189		5.500%, due 02/01/37	9,751,424
46,547,060		5.500%, due 03/01/37	45,963,874
27,098,431		5.500%, due 04/01/37	26,749,300
35,046,924		5.500%, due 05/01/37	34,595,153
29,861,408	W	5.500%, due 06/01/37	29,476,545
35,720,103		5.500%, due 07/01/37	35,259,730
7,770,930		5.500%, due 08/01/37	7,670,776
8,977,398		5.500%, due 09/01/37	8,861,695
6,512,140		5.500%, due 10/01/37	6,428,210
9,551,208		5.500%, due 11/01/37	9,427,800
52,666,210		5.500%, due 12/01/37	51,986,753
5,842,716		5.500%, due 01/01/38	5,767,413
43,078,355		5.500%, due 02/01/38	42,519,036
3,950,521		5.500%, due 03/01/38	3,899,310
4,061,367	S	6.000%, due 06/01/22	4,148,689
422,307		6.000%, due 09/01/22	431,387
458,632		6.000%, due 10/01/22	468,493
925,511	S	6.000%, due 01/01/23	945,410
13,509,781		6.000%, due 12/01/26	13,734,521
14,154,212		6.000%, due 08/01/27	14,385,059
15,294,693		6.000%, due 09/01/27	15,544,140
14,999,538		6.000%, due 10/01/27	15,244,171
30,655,299		6.000%, due 11/01/27	31,155,268
68,938		6.000%, due 10/01/34	69,831
65,581		6.000%, due 11/01/34	66,430
140,047		6.000%, due 07/01/35	141,642
2,043,973		6.000%, due 02/01/36	2,065,331
924,661		6.000%, due 04/01/36	934,323
744,556		6.000%, due 07/01/36	752,337
2,755,009		6.000%, due 08/01/36	2,783,796

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Federal National Mortgage Association (continued)
$1,224,387		6.000%, due 09/01/36	$1,237,181
3,060,442		6.000%, due 10/01/36	3,092,447
757,486		6.000%, due 11/01/36	765,401
55,724		6.000%, due 12/01/36	56,306
512,914		6.000%, due 02/01/37	518,164
18,508,568		6.000%, due 04/01/37	18,700,217
1,860,398		6.000%, due 05/01/37	1,879,638
7,953,358		6.000%, due 06/01/37	8,034,774
187,582		6.000%, due 07/01/37	189,502
27,100,000	W	6.000%, due 07/14/37	27,341,353
6,865,321		6.000%, due 08/01/37	6,935,601
4,915,468		6.000%, due 09/01/37	4,965,786
51,798,357		6.000%, due 10/01/37	52,328,601
2,270,040		6.000%, due 11/01/37	2,293,277
14,967,360		6.000%, due 12/01/37	15,120,577
33,459,507		6.000%, due 01/01/38	33,802,023
100,503,028		6.000%, due 05/01/38	101,515,907
6,369		6.500%, due 11/01/15	6,645
98,445		6.500%, due 09/01/16	102,745
54,064		6.500%, due 02/01/17	56,419
8,803		6.500%, due 03/01/17	9,185
113,895		6.500%, due 04/01/17	118,834
989		6.500%, due 06/01/29	1,029
133,234		6.500%, due 04/01/32	138,332
482,452		6.500%, due 07/01/36	497,369
936,171		6.500%, due 08/01/36	965,262
2,837,863		6.500%, due 09/01/36	2,926,047
9,023,480		6.500%, due 10/01/36	9,303,878
5,789,728		6.500%, due 11/01/36	5,969,639
959,843		6.500%, due 12/01/36	989,669
2,596,014		6.500%, due 01/01/37	2,676,683
959,826		6.500%, due 06/01/37	989,298
956,364		6.500%, due 07/01/37	985,879
4,854,043		6.500%, due 08/01/37	5,003,540
7,946,944		6.500%, due 09/01/37	8,192,047
4,579,010		6.500%, due 10/01/37	4,720,324
1,552,198		6.500%, due 11/01/37	1,600,101
655,802		6.500%, due 12/01/37	676,042
1,840,090		6.500%, due 01/01/38	1,896,879
1,840,962		6.500%, due 02/01/38	1,897,778
154,959		6.500%, due 03/01/38	159,730
3,742,763		6.500%, due 06/17/38	3,846,516

			1,514,887,666

		Government National Mortgage Association: 0.1%
363,286		5.125%, due 10/20/29	364,913
345,311		5.375%, due 01/20/27	348,157
396,754		5.625%, due 08/20/27	401,109
189,523		6.375%, due 05/20/29	191,509
162,378		6.375%, due 04/20/30	165,525

			1,471,213

		Total U.S. Government Agency Obligations (Cost $1,837,320,722)	1,833,507,699

ASSET-BACKED SECURITIES: 6.3%

		Automobile Asset-Backed Securities: 2.2%
6,000,000	C	Ford Credit Auto Owner Trust, 3.071%, due 07/15/10	6,006,722
25,000,000	C	Ford Credit Auto Owner Trust, 3.371%, due 01/15/11	24,976,575
19,300,000	C	Ford Credit Auto Owner Trust, 3.671%, due 12/15/10	19,390,669
15,300,000	C	Ford Credit Auto Owner Trust, 3.891%, due 06/15/12	15,366,938

			65,740,904

		Credit Card Asset-Backed Securities: 0.1%
3,300,000	C	BA Credit Card Trust, 3.038%, due 04/15/13	3,295,737

			3,295,737

		Home Equity Asset-Backed Securities: 0.2%
206,856	C	ACE Securities Corp., 2.633%, due 12/25/35	203,938
883,419	C	Argent Securities, Inc., 2.533%, due 10/25/36	858,791
12,117	C	MASTR Asset-Backed Securities Trust, 2.543%, due 10/25/36	12,085
2,580,913	C	MASTR Asset-Backed Securities Trust, 2.533%, due 11/25/36	2,491,461
279,774	C	New Century Home Equity Loan Trust, 2.743%, due 06/25/35	258,395
1,262,487	C	Option One Mortgage Loan Trust, 2.533%, due 01/25/37	1,231,904
204,425	C	Renaissance Home Equity Loan Trust, 2.923%, due 08/25/33	181,038
312,678	C	Securitized Asset-Backed Receivables, LLC Trust, 2.563%, due 11/25/36	304,824

			5,542,436

		Other Asset-Backed Securities: 3.8%
1,806,316	C	Bear Stearns Asset-Backed Securities, Inc., 2.593%, due 11/25/36	1,617,476
761,809	C	Bear Stearns Asset-Backed Securities, Inc., 2.563%, due 10/25/36	733,543
5,878,990	C	Bear Stearns Asset-Backed Securities, Inc., 5.431%, due 10/25/36	4,791,377
85,898	C	Citigroup Mortgage Loan Trust, Inc., 2.533%, due 11/25/36	84,818
2,535,625	C	Countrywide Asset-Backed Certificates, 2.533%, due 05/25/47	2,473,769

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Other Asset-Backed Securities (continued)
$288,352	C	Credit-Based Asset Servicing and Securitization, LLC, 2.543%, due 11/25/36	$280,465
290,347	C	First Franklin Mortgage Loan Asset-Backed Certificates, 2.533%, due 11/25/36	279,015
1,148,071	C	GSAMP Trust, 2.553%, due 12/25/36	1,112,961
216,709	C	Indymac Residential Asset-Backed Trust, 2.543%, due 04/25/37	214,313
1,658,672	C	Lehman XS Trust, 2.553%, due 05/25/46	1,591,468
220,917	C	Morgan Stanley Capital I, 2.523%, due 10/25/36	217,547
1,149,515	C	Securitized Asset-Backed Receivables, LLC Trust, 2.543%, due 12/25/36	1,078,062
21,705,000	C	Small Business Administration, 5.160%, due 02/01/28	21,692,461
2,138,265	C	Small Business Administration, 5.290%, due 12/01/27	2,131,086
17,800,000	C	Small Business Administration, 5.471%, due 03/10/18	17,537,172
24,160,000	C	Small Business Administration, 5.490%, due 03/01/28	24,344,882
23,960,000	C	Small Business Administration, 5.902%, due 02/10/18	24,185,749
2,204,160	C	Specialty Underwriting & Residential Finance, 2.543%, due 01/25/38	2,157,635
3,358,780	C	Structured Asset Securities Corp., 2.533%, due 10/25/36	3,280,294

			109,804,093

		Total Asset-Backed Securities (Cost $185,960,471)	184,383,170

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.6%
1,886,311	C	Adjustable Rate Mortgage Trust, 4.584%, due 05/25/35	1,838,721
2,364,047	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	2,115,550
5,100,000	C	American Home Mortgage Investment Trust, 4.550%, due 02/25/44	4,726,633
3,500,000	C	Banc of America Commercial Mortgage, Inc., 5.740%, due 05/10/45	3,424,164
3,552,430	C,S	Banc of America Funding Corp., 4.111%, due 05/25/35	3,323,449
475,646	C	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	444,906
1,522,746	C	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	1,470,135
263,411	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.593%, due 01/25/34	242,847
11,257,684	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.625%, due 10/25/35	10,819,239
2,846,137	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	2,820,490
1,886,299	C,S	Bear Stearns Alternative-A Trust, 5.372%, due 05/25/35	1,617,799
1,549,033	C	Bear Stearns Alternative-A Trust, 5.701%, due 09/25/35	1,278,566
4,667,101	C	Bear Stearns Alternative-A Trust, 5.784%, due 11/25/36	3,784,540
2,787,581	C	Bear Stearns Alternative-A Trust, 5.796%, due 11/25/36	2,053,371
4,355,064	#,I	Bear Stearns Structured Products, Inc., 2.682%, due 01/26/37	4,316,957
1,094,979	C	Citigroup Mortgage Loan Trust, Inc., 4.900%, due 10/25/35	1,063,710
5,661,423	C,I,	Countrywide Alternative Loan Trust, 2.518%, due 05/25/35	177,332
646,214	C	Countrywide Alternative Loan Trust, 2.692%, due 11/20/35	610,631

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

$945,951	C	Countrywide Home Loan Mortgage Pass-through Trust, 2.803%, due 03/25/35	$716,262
4,915,510	#,C,S	Countrywide Home Loan Mortgage Pass-through Trust, 2.823%, due 06/25/35	4,334,545
148,251	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 05/25/33	147,909
577,521	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 2.563%, due 02/25/37	543,590
932,553	C	Downey Savings & Loan Association Mortgage Loan Trust, 5.973%, due 07/19/44	803,467
528,264		Federal Housing Administration, 8.175%, due 03/01/27	522,826
781,757		Federal National Mortgage Association, 5.000%, due 01/25/17	791,848
59,141,215	C,I,	First Horizon Alternative Mortgage Securities, 2.218%, due 01/25/36	1,793,930
959,769	C	First Horizon Alternative Mortgage Securities, 6.217%, due 03/25/35	838,528
2,860,162	C	Freddie Mac, 5.194%, due 07/25/44	2,678,528
1,096,689	C	GMAC Mortgage Corp. Loan Trust, 5.298%, due 11/19/35	1,042,888
1,424,812	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	1,408,758
327,595	C	Greenpoint Mortgage Funding Trust, 2.563%, due 01/25/47	310,915
3,522,265	C	GSR Mortgage Loan Trust, 4.540%, due 09/25/35	3,416,390
57,430	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	57,422
5,376,509	C	Harborview Mortgage Loan Trust, 2.673%, due 01/19/38	3,850,155
4,893,355	C	Harborview Mortgage Loan Trust, 2.723%, due 03/19/37	3,452,749
945,473	C	Lehman XS Trust, 2.563%, due 07/25/46	923,123
1,684,914	C	Merrill Lynch Mortgage Investors, Inc., 2.693%, due 02/25/36	1,355,245
8,870,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48	8,235,948
19,300,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.957%, due 08/12/49	18,683,406
482,425	C	MLCC Mortgage Investors, Inc., 2.733%, due 11/25/35	435,950
800,000	C	Morgan Stanley Capital I, 5.544%, due 11/12/49	720,526
21,700,000	C	Morgan Stanley Capital I, 5.809%, due 12/12/49	20,647,005
80,951	#,C	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	79,339
712,237	C,S	Residential Accredit Loans, Inc., 2.883%, due 03/25/33	659,494
1,439,718	C	Residential Accredit Loans, Inc., 4.888%, due 09/25/45	1,129,937
503,180	C	Residential Asset Securitization Trust, 2.883%, due 05/25/33	456,563
119,621	C	Sequoia Mortgage Trust, 2.832%, due 07/20/33	107,140
876,842	C	SLM Student Loan Trust, 3.170%, due 07/25/13	875,386
1,365,909	C	SLM Student Loan Trust, 3.220%, due 01/25/15	1,362,281
22,800,000	C	SLM Student Loan Trust, 3.396%, due 07/25/13	22,809,143
2,600,000	C	SLM Student Loan Trust, 3.420%, due 10/25/17	2,552,469
306,765	C	Structured Asset Mortgage Investments, Inc., 2.583%, due 09/25/47	292,595
4,470,060	C	Structured Asset Mortgage Investments, Inc., 2.703%, due 05/25/36	3,136,600
1,809,725	C	Structured Asset Mortgage Investments, Inc., 2.733%, due 07/19/35	1,677,531
2,577,952	C	Structured Asset Securities Corp., 5.000%, due 12/25/34	2,563,526

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

$6,363,325	C	Thornburg Mortgage Securities Trust, 2.583%, due 03/25/37	$5,970,297
4,898,895	C	Thornburg Mortgage Securities Trust, 2.593%, due 11/25/46	4,689,568
4,597,285	#	Wachovia Bank Commercial Mortgage Trust, 2.548%, due 09/15/21	4,336,692
900,654	C	Washington Mutual Mortgage Pass-through Certificates, 2.793%, due 01/25/45	698,308
2,217,777	C,S	Washington Mutual Mortgage Pass-through Certificates, 3.023%, due 12/25/27	2,025,739
407,046	C	Washington Mutual Mortgage Pass-through Certificates, 4.361%, due 02/27/34	378,418
4,301,063	C	Washington Mutual Mortgage Pass-through Certificates, 4.780%, due 08/25/46	3,431,367
297,916	C	Washington Mutual Mortgage Pass-through Certificates, 4.780%, due 10/25/46	223,437
114,756	C	Washington Mutual Mortgage Pass-through Certificates, 4.928%, due 06/25/42	104,164
117,008	C	Washington Mutual Mortgage Pass-through Certificates, 4.928%, due 08/25/42	104,967
900,122	C	Wells Fargo Mortgage-Backed Securities Trust, 3.991%, due 12/25/34	879,637
5,900,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.321%, due 07/25/35	5,628,461
427,320	C	Wells Fargo Mortgage-Backed Securities Trust, 4.416%, due 05/25/35	419,637
588,011	C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 11/25/18	568,050

		Total Collateralized Mortgage Obligations (Cost $200,091,109)	191,001,699

MUNICIPAL BONDS: 1.2%

		Alaska: 0.3%
12,000,000	C	Northern TOB Securitization Corp., 5.000%, due 06/01/46	8,922,240

			8,922,240

		Arkansas: 0.1%
3,050,000	C	University of Arkansas, 5.000%, due 11/01/37	3,017,365

			3,017,365

		California: 0.3%
6,700,000	C	Los Angeles Unified School District, 4.500%, due 07/01/22	6,709,849
1,800,000	C	Tobacco Securitization Authority of Southern California, 5.125%, due 06/01/46	1,372,212

			8,082,061

		Connecticut: 0.4%
11,000,000	C	State of Connecticut, 5.850%, due 03/15/32	11,447,480

			11,447,480

		Illinois: 0.0%
570,000	C	City of Chicago, 5.000%, due 01/01/35	570,268

			570,268

		Lousiana: 0.0%
870,000	C	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	806,568

			806,568

		Wisconsin: 0.1%
865,000	C,S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	867,163

			867,163

		Total Municipal Bonds (Cost $33,592,437)	33,713,145

OTHER BONDS: 1.6%

		Foreign Government Bonds: 1.6%
2,400,000	#	Export-Import Bank of China, 4.875%, due 07/21/15	2,333,292
BRL 32,600,000	L	Federative Republic of Brazil, 10.250%, due 01/10/28	17,285,260
MXN 151,000,000		Mexican Bonos, 9.000%, due 12/24/09	14,746,992
$750,000		Panama Government International Bond, 8.875%, due 09/30/27	945,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount		Value

	Foreign Government Bonds (continued)
BRL 16,300,000	Republic of Brazil, 12.500%, due 01/05/22	$10,091,541
$975,000	Republic of South Africa, 5.875%, due 05/30/22	904,313
180,000	South Africa Government International Bond, 6.500%, due 06/02/14	185,625
100,000	Ukraine Government International Bond, 6.875%, due 03/04/11	99,140
200,000	Ukraine Government International Bond, 7.650%, due 06/11/13	195,000

	Total Other Bonds (Cost $48,559,397)	46,786,163

Shares		Value

PREFERRED STOCK: 0.9%

	Banks: 0.9%
16,000	Bank of America Corp.	$14,160,000
12,000	Wachovia Corp.	10,576,560

	Total Preferred Stock (Cost $28,000,000)	24,736,560

# of
Contracts				Value

PURCHASED OPTIONS: 0.1%

			Options on Exchange-Traded Futures Contracts: 0.0%
772			Put Option CME 90-Day Eurodollar Future 09/08 Strike @ $92.25-Exp 09/15/08	$4,825
5,182			Put Option CME 90-Day Eurodollar Future 03/09 Strike @ $93.00-Exp 03/16/09	32,388

				37,213

Notional
Amount				Value

			Foreign Currency Options: 0.0%
$11,400,000		I	Call Option OTC — Credit Suisse USD vs JPY Strike @ 104-Exp 03/17/10	$493,711
2,100,000	I		Call Option OTC — JPMorgan Chase USD vs JPY Strike @ 104-Exp 03/17/10	90,783
11,400,000	I		Put Option OTC — Credit Suisse USD vs JPY Strike @ 104-Exp 03/17/10	706,766
2,100,000	I		Put Option OTC — JPMorgan Chase USD vs JPY Strike @ 104-Exp 03/17/10	130,194

				1,421,454

			Interest Rate Swaptions: 0.1%
95,500,000	I		Call Swaption OTC — The Royal Bank of Scotland PLC 3-month USD-LIBOR — Fund Pays Floating Strike @ 3.150% — Exp 12/15/08	274,098
9,300,000	I		Call Swaption OTC — The Royal Bank of Scotland PLC 3-Month USD-LIBOR — Fund Pays Floating Strike @ 3.150% — Exp 12/15/08	26,692
163,200,000	I		Call Swaption OTC — Barclays Bank PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.500% — Exp 02/02/09	803,487
45,600,000	I		Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.150% — Exp 02/02/09	141,568
23,700,000	I		Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.600% — Exp 07/02/09	124,961
18,700,000	I		Call Swaption OTC — Merrill Lynch Capital Services, Inc. 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.450%-Exp 08/03/09	85,417
20,500,000	I		Call Swaption OTC — Barclays Bank PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.450% — Exp 08/03/09	93,639
68,000,000	I		Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.850% — Exp 08/03/09	468,574
124,800,000	I		Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.450% — Exp 08/03/09	570,055

				2,588,491

			Total Purchased Options (Cost $7,056,967)	4,047,158

			Total Long-Term Investments (Cost $3,216,720,151)	3,170,949,390

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 5.9%

		Commercial Paper: 3.6%
$5,900,000		Bank of Scotland, 2.660%, due 07/07/08	$5,897,086
2,800,000		Lehman Brothers Holdings, Inc., 2.533%, due 11/24/08	2,785,381
19,100,000		Palisades, 3.130%, due 10/23/08	18,910,719
50,800,000		UBS Finance, LLC, 2.488%, due 09/03/08	50,554,128
20,870,000		UBS Finance, LLC, 2.610%, due 07/14/08	20,848,874
4,000,000		Unicredito Italiano Bank, 2.750%, due 09/08/08	3,978,720

		Total Commercial Paper (Cost $102,969,303)	102,974,908

		U.S. Government Agency Obligations: 0.2%
5,600,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	5,599,689

		Total U.S. Government Agency Obligations (Cost $5,599,689)	5,599,689

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Securities Lending CollateralCC: 2.1%
$61,211,011		Bank of New York Mellon Corp. Institutional Cash Reserves	$61,211,011

		Total Securities Lending Collateral (Cost $61,211,011)	61,211,011

		Total Short-Term Investments (Cost $169,780,003)	169,785,608

	Total Investments in Securities
	(Cost $3,386,500,154)*	115.0%	$3,340,734,998
	Other Assets and Liabilities - Net	(15.0)	(435,094,217)

	Net Assets	100.0%	$2,905,640,781

@@	Foreign Issuer
MASTR	Mortgage Asset Securitization Transaction, Inc.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
±	Defaulted security
ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
DKK	Danish Krone
EUR	EU Euro
JPY	Japanese Yen
MXN	Mexican Peso

*	Cost for federal income tax purposes is $3,387,577,026.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$17,202,524
Gross Unrealized Depreciation	(64,044,552)

Net Unrealized Depreciation	$(46,842,028)

The following sales commitments were held by PIMCO Core Bond at June 30, 2008:

Principal
Amount		Description	Market Value

$(17,100,000)	W	United States Treasury Note, 2.000%, due 02/28/10	$(16,981,104)
(25,600,000)	W	United States Treasury Note, 2.125%, due 01/31/10	(25,476,019)
(85,500,000)	W	United States Treasury Note, 2.125%, due 04/31/10	(84,905,518)
(37,000,000)	W	United States Treasury Note, 2.875%, due 01/31/13	(36,378,548)
(11,400,000)	W	United States Treasury Note, 3.125%, due 11/30/09	(11,522,026)
(59,900,000)	W	United States Treasury Note, 3.250%, due 01/31/09	(60,634,733)
(8,900,000)	W	United States Treasury Note, 3.500%, due 02/15/10	(9,052,973)
(7,200,000)	W	United States Treasury Note, 4.250%, due 08/15/13	(7,513,877)

		Total Sales Commitments (Cost $251,333,909)	$(252,464,798)

At June 30, 2008 the following forward foreign currency contracts were outstanding for the ING PIMCO Core Bond Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

Brazil Real BRL 1,885,470	Buy	07/02/08	1,020,000	1,176,140	$156,140
Brazil Real BRL 53,900,315	Buy	12/02/08	28,294,129	32,327,791	4,033,662
Brazil Real BRL 21,171,938	Buy	07/02/08	12,909,718	13,206,873	297,155
China Yuan Renminbi CNY 4,449,415	Buy	11/13/08	655,000	664,004	9,004
China Yuan Renminbi CNY 3,585,120	Buy	11/13/08	528,000	535,021	7,021
China Yuan Renminbi CNY 6,317,200	Buy	11/13/08	929,000	942,740	13,740
China Yuan Renminbi CNY 9,409,690	Buy	11/13/08	1,385,000	1,404,245	19,245
China Yuan Renminbi CNY 7,052,691	Buy	11/13/08	1,038,000	1,052,501	14,501
China Yuan Renminbi CNY 3,322,022	Buy	11/13/08	489,000	495,758	6,758
China Yuan Renminbi CNY 4,137,020	Buy	11/13/08	610,000	617,384	7,384
China Yuan Renminbi CNY 3,320,066	Buy	11/13/08	489,000	495,466	6,466
China Yuan Renminbi CNY 5,678,208	Buy	11/13/08	837,000	847,381	10,381
India Rupees INR 45,025,420	Buy	08/12/08	1,133,000	1,037,972	(95,028)
India Rupees INR 47,869,620	Buy	08/12/08	1,207,000	1,103,540	(103,460)
India Rupees INR 10,187,275	Buy	08/12/08	257,515	234,848	(22,667)
India Rupees INR 8,808,500	Buy	08/12/08	223,000	203,063	(19,937)
India Rupees INR 16,703,000	Buy	08/12/08	419,990	385,055	(34,935)
India Rupees INR 23,180,080	Buy	08/12/08	583,000	534,371	(48,629)
India Rupees INR 26,860,860	Buy	08/12/08	676,000	619,224	(56,776)
Korea (South) Won KRW 3,929,018,000	Buy	08/04/08	4,243,000	3,750,495	(492,505)
Korea (South) Won KRW 4,835,832,073	Buy	08/04/08	5,230,754	4,616,106	(614,648)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

Korea (South) Won KRW 2,401,835,641	Buy	08/04/08	2,607,573	2,292,703	(314,870)
Korea (South) Won KRW 930,519,920	Buy	08/04/08	979,000	888,240	(90,760)
Korea (South) Won KRW 832,219,700	Buy	08/04/08	878,239	794,406	(83,833)
Mexico Pesos MXN 132,646,767	Buy	07/10/08	11,793,969	12,842,251	1,048,282
Mexico Pesos MXN 7,769,664	Buy	07/10/08	692,052	752,224	60,172
Mexico Pesos MXN 11,223,060	Buy	07/10/08	1,020,000	1,086,565	66,565
Mexico Pesos MXN 2,876,000	Buy	07/10/08	260,307	278,441	18,134
Mexico Pesos MXN 7,796,000	Buy	07/10/08	701,048	754,773	53,725
Mexico Pesos MXN 211,863	Buy	07/10/08	19,652	20,512	860
Mexico Pesos MXN 200,223	Buy	07/10/08	18,588	19,385	797
Mexico Pesos MXN 202,447	Buy	07/10/08	18,789	19,600	811
Malaysia Ringgits MYR 2,338,544	Buy	11/12/08	723,000	716,334	(6,666)
Malaysia Ringgits MYR 2,331,314	Buy	11/12/08	723,000	714,119	(8,881)
Malaysia Ringgits MYR 2,337,821	Buy	11/12/08	723,000	716,113	(6,887)
Malaysia Ringgits MYR 2,080,105	Buy	11/12/08	643,000	637,170	(5,830)
Malaysia Ringgits MYR 2,334,422	Buy	11/12/08	723,000	715,072	(7,928)
New Zealand Dollars NZD 1,427,559	Buy	07/24/08	1,076,665	1,083,262	6,597
Philippines Pesos PHP 32,157,450	Buy	08/22/08	717,000	713,206	(3,794)
Philippines Pesos PHP 32,336,700	Buy	08/22/08	717,000	717,181	181
Philippines Pesos PHP 32,085,750	Buy	08/22/08	717,000	711,616	(5,384)
Philippines Pesos PHP 32,157,450	Buy	08/22/08	717,000	713,206	(3,794)
Philippines Pesos PHP 32,005,200	Buy	08/22/08	716,000	709,829	(6,171)
Poland Zlotych PLN 33,384,660	Buy	07/10/08	12,155,347	15,649,193	3,493,846
Poland Zlotych PLN 2,657,508	Buy	07/10/08	1,020,000	1,245,717	225,717
Russia Rubles RUB 329,968,500	Buy	07/10/08	13,088,794	14,065,864	977,070
Russia Rubles RUB 25,510,200	Buy	07/10/08	1,020,000	1,087,446	67,446
Russia Rubles RUB 11,360,000	Buy	11/19/08	457,972	481,684	23,712
Russia Rubles RUB 11,360,000	Buy	07/10/08	478,719	484,253	5,534
Russia Rubles RUB 91,057,941	Buy	05/06/09	3,770,000	3,853,546	83,546
Singapore Dollars SGD 1,553,598	Buy	11/21/08	1,106,000	1,149,242	43,242
Singapore Dollars SGD 1,593,745	Buy	11/21/08	1,134,056	1,178,940	44,884
Singapore Dollars SGD 4,496,966	Buy	11/21/08	3,310,000	3,326,537	16,537
Singapore Dollars SGD 4,471,439	Buy	11/21/08	3,290,000	3,307,654	17,654
Singapore Dollars SGD 4,485,680	Buy	11/21/08	3,275,055	3,318,188	43,133
Singapore Dollars SGD 4,787,300	Buy	11/21/08	3,500,000	3,541,306	41,306
Singapore Dollars SGD 1,763,840	Buy	11/21/08	1,300,000	1,304,764	4,764
Singapore Dollars SGD 2,866,013	Buy	11/21/08	2,110,000	2,120,074	10,074
South Africa Rand ZAR 1,762,000	Buy	07/10/08	260,266	224,377	(35,889)
South Africa Rand ZAR 1,762,000	Buy	12/10/08	209,229	215,281	6,052

					$8,872,826

Brazil Real BRL 1,885,470	Sell	07/02/08	1,092,393	1,176,140	$(83,747)
Brazil Real BRL 1,288,118	Sell	07/02/08	740,000	803,517	(63,517)
Brazil Real BRL 1,676,804	Sell	07/02/08	953,000	1,045,976	(92,976)
Brazil Real BRL 1,500,972	Sell	12/02/08	822,000	900,238	(78,238)
Brazil Real BRL 2,642,625	Sell	12/02/08	1,450,000	1,584,967	(134,967)
Brazil Real BRL 1,780,348	Sell	07/02/08	1,013,000	1,110,565	(97,565)
Brazil Real BRL 3,564,480	Sell	07/02/08	2,027,000	2,223,492	(196,492)
Brazil Real BRL 3,680,250	Sell	07/02/08	2,103,000	2,295,708	(192,708)
Brazil Real BRL 522,004	Sell	07/02/08	298,800	325,621	(26,821)
Brazil Real BRL 2,888,748	Sell	07/02/08	1,660,200	1,801,976	(141,776)
Brazil Real BRL 2,378,369	Sell	07/02/08	1,372,400	1,483,606	(111,206)
Brazil Real BRL 3,392,818	Sell	07/02/08	1,960,600	2,116,411	(155,811)
Brazil Real BRL 21,171,938	Sell	12/02/08	12,439,446	12,698,292	(258,846)
Denmark Kroner DKK 99,149,000	Sell	09/09/08	20,471,161	20,850,245	(379,084)
EURO EUR 35,371,000	Sell	07/24/08	55,050,363	55,618,650	(568,287)
British Pound Sterling GBP 171,000	Sell	08/11/08	335,387	339,466	(4,079)
British Pound Sterling GBP 16,085,000	Sell	08/11/08	31,657,258	31,931,700	(274,442)
British Pound Sterling GBP 13,485,000	Sell	08/11/08	26,725,382	26,770,220	(44,838)
Japanese Yen JPY 1,608,344,000	Sell	07/28/08	14,919,703	15,171,668	(251,965)
Korea (South) Won KRW 496,766,913	Sell	08/04/08	486,073	474,195	11,878
Korea (South) Won KRW 1,046,400,000	Sell	08/04/08	1,000,000	998,855	1,145
Korea (South) Won KRW 1,048,700,000	Sell	08/04/08	1,000,000	1,001,050	(1,050)
Korea (South) Won KRW 1,049,000,000	Sell	08/04/08	1,000,000	1,001,337	(1,337)
Korea (South) Won KRW 17,462,200	Sell	08/04/08	16,723	16,669	54
Korea (South) Won KRW 1,045,000,000	Sell	08/04/08	1,000,000	997,518	2,482
Korea (South) Won KRW 1,367,210,000	Sell	08/04/08	1,300,000	1,305,088	(5,088)
Korea (South) Won KRW 3,049,930,000	Sell	08/04/08	2,900,000	2,911,350	(11,350)
Korea (South) Won KRW 3,808,956,221	Sell	08/04/08	3,639,188	3,635,889	3,299
Mexico Pesos MXN 15,493,000	Sell	07/10/08	1,415,920	1,499,961	(84,041)
Mexico Pesos MXN 15,498,000	Sell	07/10/08	1,415,924	1,500,445	(84,521)
Mexico Pesos MXN 15,383,700	Sell	07/10/08	1,407,604	1,489,380	(81,776)
Mexico Pesos MXN 15,377,500	Sell	07/10/08	1,407,603	1,488,779	(81,176)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

Mexico Pesos MXN 16,934,091	Sell	07/10/08	1,549,606	1,639,481	(89,875)
Mexico Pesos MXN 15,378,800	Sell	07/10/08	1,407,606	1,488,905	(81,299)
Mexico Pesos MXN 15,383,000	Sell	07/10/08	1,407,604	1,489,311	(81,707)
Mexico Pesos MXN 21,135,000	Sell	07/10/08	1,979,767	2,046,194	(66,427)
Mexico Pesos MXN 16,140,233	Sell	07/10/08	1,513,965	1,562,623	(48,658)
Mexico Pesos MXN 10,926,100	Sell	07/10/08	1,024,818	1,057,815	(32,997)
Mexico Pesos MXN 5,276,600	Sell	07/10/08	494,712	510,856	(16,144)
Poland Zlotych PLN 3,306,732	Sell	07/10/08	1,320,000	1,550,044	(230,044)
Poland Zlotych PLN 3,295,052	Sell	07/10/08	1,323,421	1,544,569	(221,148)
Poland Zlotych PLN 3,455,000	Sell	07/10/08	1,378,141	1,619,545	(241,404)
Poland Zlotych PLN 4,842,384	Sell	07/10/08	1,929,775	2,269,887	(340,112)
Poland Zlotych PLN 4,838,000	Sell	07/10/08	1,929,643	2,267,832	(338,189)
Poland Zlotych PLN 3,457,000	Sell	07/10/08	1,378,114	1,620,482	(242,368)
Poland Zlotych PLN 7,526,000	Sell	07/10/08	3,016,312	3,527,843	(511,531)
Poland Zlotych PLN 4,432,000	Sell	07/10/08	1,777,600	2,077,518	(299,918)
Poland Zlotych PLN 890,000	Sell	07/10/08	354,337	417,191	(62,854)
Russia Rubles RUB 40,959,700	Sell	07/10/08	1,658,287	1,746,026	(87,739)
Russia Rubles RUB 31,821,100	Sell	07/10/08	1,277,443	1,356,467	(79,024)
Russia Rubles RUB 12,728,400	Sell	07/10/08	510,976	542,585	(31,609)
Russia Rubles RUB 21,201,300	Sell	07/10/08	851,629	903,767	(52,138)
Russia Rubles RUB 21,092,000	Sell	07/10/08	846,898	899,107	(52,209)
Russia Rubles RUB 27,419,000	Sell	07/10/08	1,100,988	1,168,815	(67,827)
Russia Rubles RUB 42,159,000	Sell	07/10/08	1,693,813	1,797,150	(103,337)
Russia Rubles RUB 42,175,000	Sell	07/10/08	1,693,775	1,797,832	(104,057)
Russia Rubles RUB 37,503,000	Sell	07/10/08	1,592,315	1,598,674	(6,359)
Russia Rubles RUB 37,483,000	Sell	07/10/08	1,592,311	1,597,822	(5,511)
Russia Rubles RUB 52,297,200	Sell	07/10/08	2,200,135	2,229,320	(29,185)
Russia Rubles RUB 11,360,000	Sell	05/06/09	467,711	480,752	(13,041)
South Africa Rand ZAR 1,762,000	Sell	07/10/08	217,934	224,377	(6,443)

					$(7,032,000)

ING PIMCO Core Bond Portfolio Open Futures Contracts on June 30, 2008

		Notional		Unrealized
	Number of	Market	Expiration	Appreciation/
Contract Description	Contracts	Value ($)	Date	(Depreciation)

Long Contracts

3-Month Euro Euribor	162	60,414,594	12/15/08	$5,305
3-Month Euro Euribor	155	57,788,834	03/16/09	(4,375)
3-Month Euro Euribor	92	34,311,333	06/15/09	(18,839)
90-Day Eurodollar	508	123,278,900	09/15/08	195,787
90-Day Eurodollar	1,141	276,179,050	12/15/08	2,304,452
90-Day Eurodollar	1,173	283,514,100	03/16/09	(323,659)
90-Day Eurodollar	1,520	366,586,000	06/15/09	(1,382,675)
90-Day Eurodollar	1,487	357,679,263	09/14/09	(809,310)
90-Day Eurodollar	1,065	255,426,938	12/14/09	(1,015,104)
90-Day Eurodollar	791	189,335,738	03/15/10	(416,416)
90-Day Sterling	338	79,021,512	09/17/08	(620,562)
90-Day Sterling	174	40,625,560	12/17/08	(651,127)
90-Day Sterling	110	25,692,411	03/18/09	(95,780)
90-Day Sterling	38	8,878,872	06/17/09	(47,711)
90-Day Sterling	8	1,869,137	12/16/09	(26,422)
U.S. Treasury 5-Year Note	320	35,377,501	09/30/08	2,501
U.S. Treasury 10-Year Note	1,530	174,300,476	09/19/08	1,382,457

				$(1,521,478)

ING PIMCO Core Bond Portfolio Written Options Open on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description/	Exercise	Expiration	# of	Premium
Name of Issuer	Price	Date	Contracts	Received	Value
Call Option CBOT US Treasury 10-Year Note Future 09/08	USD 117	08/22/08	700	$400,874	$(240,625)
Put Option CBOT US Treasury 10-Year Note Future 09/08	USD 111	08/22/08	700	635,582	(240,625)

				$1,036,456	$(481,250)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Written Options Open on June 30, 2008:

Interest Rate Swaptions

		Floating Rate Index/
		Underlying	Pay/Receive	Exercise	Expiration		Notional	Premium
Description	Counterparty	Reference Entity	Floating	Rate	Date		Amount	Received	Value

Call – OTC Interest Rate Swap	Barclays Bank PLC, London	3-Month USD-LIBOR	Receive	4.150%	08/03/09	USD	8,900,000	$223,390	$(118,722)
Call – OTC Interest Rate Swap	Barclays Bank PLC, London	3-month USD-LIBOR	Receive	4.300%	02/02/09	USD	61,800,000	1,449,345	(909,490)
Call – OTC Interest Rate Swap	Barclays Bank PLC, London	3-Month USD LIBOR	Receive	4.600%	02/02/09	USD	7,000,000	224,700	(150,400)
Call – OTC Interest Rate Swap	Merrill Lynch Capital Services, Inc.	3-Month USD-LIBOR	Receive	4.400%	08/03/09	USD	6,200,000	204,600	(116,073)
Call – OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.200%	07/02/09	USD	10,300,000	227,630	(142,167)
Call – OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.250%	02/02/09	USD	15,200,000	458,280	(201,150)
Call – OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.300%	12/15/08	USD	31,800,000	810,188	(416,458)
Call – OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.300%	12/15/08	USD	3,100,000	83,700	(40,598)
Call – OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.400%	08/03/09	USD	41,600,000	1,362,212	(778,815)
Call – OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.550%	08/03/09	USD	22,700,000	695,025	(501,781)

								$5,739,070	$(3,375,654)

ING PIMCO Core Bond Portfolio Interest Rate Floor Agreements Outstanding on June 30, 2008:

			Cap/Floor	Pay/Receive	Expiration	Notional	Unrealized
Counterparty	Floating Rate Index	Cap/Floor	Rate	Floating Rate	Date	Amount	Appreciation

JPMorgan Chase Bank, N.A	10/2-Year EUR ISDA Rate Spread	Floor	−0.75%	Pay	12/24/2008	EUR 5,600,000	$162,751

							$162,751

ING PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2008:

				Unrealized
	Termination		Notional	Appreciation/
	Date		Amount	(Depreciation)

Receive a fixed rate based on YTM of 2-year US Treasury Note plus 0.710% and pay a floating rate based on USD 3-month USD-LIBOR Counterparty: BNP Paribas	02/05/09	USD	8,600,000	$(31,886)
Receive a fixed rate based on YTM of 2-year US Treasury Note plus 0.7625% and pay a floating rate based on 3-month USD-LIBOR Counterparty: BNP Paribas	02/05/09	USD	17,200,000	(93,881)
Receive, if positive, 600,000 x (30-day USD-constant maturity mortgage rate – 5.0)% x 10,000 Pay, if negative, the absolute value of 600,000 x (30-day USD-constant maturity mortgage rate −5.0)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	02/20/09	USD	6,000,000	40,283
Receive, if positive, 1,000,000 x (30-day USD-constant maturity mortgage rate −5.5)% x 10,000 Pay, if negative, the absolute value of 1,000,000 x (30-day USD-constant maturity mortgage rate −5.5)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	05/21/09	USD	7,300,000	159,765
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	06/15/09	GBP	26,100,000	(495,981)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citibank N.A., London	06/15/09	NZD	22,300,000	(143,683)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: JPMorgan Chase Bank, N.A	06/15/09	NZD	89,200,000	(443,505)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	06/19/09	GBP	30,700,000	(86,743)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/19/09	GBP	8,700,000	(27,332)
Receive a fixed rate equal to 7.000% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG	09/15/09	AUD	49,300,000	(474,577)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	12/19/09	GBP	2,400,000	(72)
Receive a fixed rate equal to 12.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services, Inc.	01/04/10	BRL	6,200,000	(78,967)
Receive a fixed rate equal to 12.410% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG	01/04/10	BRL	6,200,000	(77,532)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

				Unrealized
	Termination		Notional	Appreciation/
	Date		Amount	(Depreciation)

Receive a fixed rate equal to 7.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG	03/15/10	AUD	4,200,000	$(6,259)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services, Inc.	06/17/10	USD	30,900,000	107,501
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/10	USD	42,000,000	132,188
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	09/15/10	GBP	30,300,000	(901,818)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	4,100,000	(119,698)
Receive a fixed rate equal to 2.090% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	10/15/10	EUR	7,800,000	(168,470)
Receive a fixed rate equal to 2.1455% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS AG, London Branch	10/15/10	EUR	1,500,000	(29,381)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	12/17/10	USD	2,700,000	(15,870)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Lehman Brothers Special Financing Inc.	12/17/10	USD	900,000	(5,448)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	12/17/10	USD	15,000,000	(47,436)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/17/10	USD	12,200,000	(38,778)
Receive a fixed rate equal to 7.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: UBS AG	03/15/11	AUD	27,700,000	(281,696)
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	12,500,000	(291,185)
Receive a fixed rate equal to 1.9475% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	03/15/12	EUR	5,100,000	(299,022)
Receive a fixed rate equal to 1.995% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/15/12	EUR	3,500,000	(192,752)
Receive a fixed rate equal to 1.965% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Lehman Brothers Special Financing Inc.	03/15/12	EUR	1,300,000	(67,042)
Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/28/12	EUR	1,300,000	(62,370)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/30/12	EUR	1,400,000	(82,509)
Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	1,400,000	(68,298)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/05/12	EUR	800,000	(46,699)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	04/10/12	EUR	2,000,000	(120,776)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	04/10/12	EUR	2,100,000	(109,143)
Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/30/12	EUR	1,500,000	(88,543)
Receive a fixed rate equal to 7.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG, Frankfurt	03/20/13	AUD	5,200,000	(175,866)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

				Unrealized
	Termination		Notional	Appreciation/
	Date		Amount	(Depreciation)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	09/17/13	GBP	1,000,000	$(95,106)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: HSBC Bank USA, N.A	09/17/13	GBP	5,600,000	(538,831)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/15/16	GBP	900,000	(117,120)
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	23,500,000	(116,304)
Receive a floating rate based on 6-month AUD-BBR-BBSW and pay a fixed rate equal to 6.500% Counterparty: Deutsche Bank AG, Frankfurt	03/20/18	AUD	7,100,000	147,128
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.	12/17/18	USD	106,800,000	707,440
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/17/18	USD	52,600,000	94,268
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Lehman Brothers Special Financing Inc.	12/17/28	USD	4,400,000	(28,228)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.	12/17/28	USD	15,500,000	(88,498)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/17/28	USD	4,400,000	(42,952)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	12/15/35	GBP	21,100,000	756,312
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, Frankfurt	12/15/35	GBP	8,200,000	185,192
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/35	GBP	13,200,000	865,458
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	06/12/36	GBP	1,800,000	160,462
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/36	GBP	2,000,000	(112,970)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: The Royal Bank of Scotland PLC	12/15/36	GBP	600,000	(38,074)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/19/37	GBP	300,000	(27,573)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	12/17/38	USD	5,200,000	(39,839)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Lehman Brothers Special Financing Inc.	12/17/38	USD	2,600,000	(79,246)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.	12/17/38	USD	6,600,000	(131,194)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.	12/17/38	USD	4,300,000	(84,926)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/17/38	USD	10,400,000	(284,722)

				$(3,642,802)

ING PIMCO Core Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2008:

			(Pay)/Receive				Unrealized
		Buy/Sell	Fixed	Termination		Notional	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date		Amount	(Depreciation)

Deutsche Bank AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	1,200,000	$(867,308)
Lehman Brothers Special Financing Inc.	ABX.HE.A.06-1 Index	Buy	(0.540)	07/25/45	USD	2,600,000	2,053,260
Merrill Lynch International	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	200,000	(144,064)
UBS AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	1,200,000	(867,308)
Morgan Stanley Capital Services Inc.	Allstate Corp. (The) 6.125%, 02/15/12	Buy	(0.260)	12/20/08	USD	1,800,000	2,060
Deutsche Bank AG	American Express Comp. 4.875%, 07/15/13	Sell	1.750	03/20/13	USD	5,300,000	(6,085)
Goldman Sachs International	Avebury Finance CDO PLC, Series 1A, Class C, 6.750%, 01/08/51	Buy	(2.300)	01/08/51	USD	2,600,000	2,589,080

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

			(Pay)/Receive				Unrealized
		Buy/Sell	Fixed	Termination		Notional	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date		Amount	(Depreciation)

Deutsche Bank AG	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	0.850	03/20/13	USD	2,200,000	$(7,449)
JPMorgan Chase Bank, N.A.	Capital One Financial Corp. 8.750%, 02/01/07*	Buy	(1.350)	12/20/08	USD	100,000	1,796
ABN AMRO Bank N.V., London	Carnival Corp. 6.150%, 04/15/08*	Buy	(0.480)	12/20/08	USD	100,000	(89)
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	USD	5,961,924	(200,756)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.5 Index (10-15% Tranche)	Sell	0.458	12/20/15	USD	14,500,000	(1,616,177)
Goldman Sachs International	CDX.NA.IG.7 Index	Sell	0.650	12/20/16	USD	56,200,000	(2,819,429)
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD	20,600,000	250,613
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD	13,600,000	100,088
Barclays Bank PLC	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	27,400,000	101,626
Deutsche Bank AG	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	27,000,000	10,546
Goldman Sachs International	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	35,300,000	274,718
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	44,000,000	190,684
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	3,100,000	—
Goldman Sachs International	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD	3,900,000	11,162
Barclays Bank PLC	CIT Group 7.750%, 04/02/12	Sell	5.200	03/20/13	USD	3,700,000	(326,462)
Morgan Stanley Capital Services Inc.	CIT Group 7.750%, 04/02/12	Sell	5.650	03/20/13	USD	9,300,000	(691,767)
Morgan Stanley Capital Services Inc.	CMBX-NA-AAA 3 Index	Sell	0.080	12/13/49	USD	18,300,000	1,244,118
Lehman Brothers Special Financing Inc.	Costco Wholesale Corp. 5.500%, 03/15/07*	Buy	(0.240)	12/20/08	USD	300,000	(182)
The Royal Bank of Scotland PLC	Deutsche Bank AG 5.500%, 05/18/11	Sell	0.550	12/20/08	USD	12,900,000	11,005
Citibank N.A., New York	Eaton Corp. 5.750%, 07/15/12	Buy	(0.280)	12/20/08	USD	1,400,000	322
Barclays Bank PLC, London	Eli Lilly & Co Inc. 6.000%, 03/15/12	Buy	(0.160)	12/20/08	USD	1,500,000	(974)
Morgan Stanley Capital Services Inc.	Emerson Electric Co. 4.625%, 10/15/12	Buy	(0.210)	12/20/08	USD	1,100,000	(66)
Credit Suisse First Boston Intl.	Federated Dept Stores, Inc. 6.625%, 04/01/11	Buy	(0.410)	12/20/08	USD	300,000	1,523
Barclays Bank PLC, London	FedEx Corp. 7.250%, 02/15/11	Buy	(0.290)	12/20/08	USD	1,100,000	794
Barclays Bank PLC	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	5.650	09/20/12	USD	700,000	(133,087)
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	USD	200,000	(46,725)
JPMorgan Chase Bank, N.A.	Furlong CDO Series 2006-1A Class A3 Floating Rate Bond, 10/11/46	Buy	(2.580)	10/11/46	USD	2,500,000	2,362,000
Merrill Lynch International	Gannett Co., Inc. 6.375%, 04/01/12	Buy	(0.220)	12/20/08	USD	400,000	2,245
Barclays Bank PLC	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600	12/20/12	USD	5,900,000	(130,319)
Credit Suisse International	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.000	11/20/08	USD	1,000,000	17
HSBC Bank USA, N.A.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.250	12/20/08	USD	3,300,000	3,980
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	USD	1,200,000	(393)
UBS AG, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	USD	1,200,000	(393)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	USD	5,700,000	(121,005)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	USD	5,700,000	(214,730)
BNP Paribas	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.780	03/20/11	USD	1,400,000	(24,026)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.800	06/20/11	USD	6,800,000	(128,364)
Goldman Sachs International	General Motors 7.125%, 07/15/13	Sell	9.050	03/20/13	USD	2,900,000	(672,543)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

			(Pay)/Receive				Unrealized
		Buy/Sell	Fixed	Termination		Notional	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date		Amount	(Depreciation)

Goldman Sachs International	General Motors 7.125%, 07/15/13	Sell	8.900	03/20/13	USD	1,900,000	$(447,635)
Lehman Brothers Special Financing Inc.	General Motors 7.125%, 07/15/13	Sell	8.900	03/20/13	USD	6,600,000	(1,554,944)
Deutsche Bank AG	Glitnir Banki HF Floating Rate Note, 01/18/12	Buy	(0.365)	03/20/12	USD	2,000,000	446,309
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	3.650	09/20/12	USD	1,000,000	(289,980)
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	4.800	09/20/12	USD	1,300,000	(343,725)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/09	USD	700,000	(34,989)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	USD	1,100,000	(329,987)
Lehman Brothers Special Financing Inc.	GMAC LLC 6.875%, 08/28/12	Sell	6.800	12/20/08	USD	300,000	(10,963)
Deutsche Bank AG	Goodrich Corp. 6.290%, 07/01/16	Buy	(0.510)	09/20/16	USD	1,600,000	9,516
Credit Suisse First Boston Intl.	Goodrich Corp. 7.625%, 12/15/12	Buy	(0.900)	12/20/08	USD	300,000	(899)
Lehman Brothers Special Financing Inc.	Goodrich Corp. 7.625%, 12/15/12	Buy	(0.970)	12/20/08	USD	600,000	(1,998)
Merrill Lynch International	Ingersoll-Rand Company 6.480%, 06/01/25	Buy	(0.320)	12/20/08	USD	800,000	8
Goldman Sachs International	Ipswich Street CDO Ltd, Series 2006-1A, Class C, Floating Rate Bond, 08/04/46	Buy	(1.950)	08/04/46	USD	5,000,000	4,724,000
Barclays Bank PLC	iStar Financial Inc. 5.800%, 03/15/11	Buy	(0.365)	03/20/11	USD	5,000,000	925,568
BNP Paribas	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	5,000,000	429,213
Deutsche Bank AG	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	20,000,000	1,793,335
Goldman Sachs International	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	200,000	17,095
Lehman Brothers Special Financing Inc.	Johnson & Johnson 3.800%, 05/15/13	Buy	(0.110)	12/20/08	USD	1,500,000	(244)
Barclays Bank PLC	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	0.190	09/20/08	USD	11,000,000	(108,165)
Deutsche Bank AG	Lennar Corp. 5.950%, 10/17/11	Buy	(0.660)	12/20/11	USD	5,000,000	839,134
Credit Suisse First Boston Intl.	Lockheed Martin Corp. 8.200%, 12/01/09	Buy	(0.440)	12/20/08	USD	300,000	(467)
Lehman Brothers Special Financing Inc.	Lockheed Martin Corp. 8.200%, 12/01/09	Buy	(0.530)	12/20/08	USD	600,000	(1,191)
Lehman Brothers Special Financing Inc.	Masco Corp. 5.875%, 07/15/12	Buy	(0.300)	12/20/08	USD	700,000	7,596
Lehman Brothers Special Financing Inc.	MetLife Inc. 5.000%, 06/15/15	Sell	2.050	03/20/13	USD	6,700,000	224,398
Lehman Brothers Special Financing Inc.	Northrop Grumman Corp. 7.125%, 02/15/11	Buy	(0.480)	12/20/08	USD	600,000	(454)
UBS AG, London	Northrop Grumman Space & Mission Systems Corp. 7.125%, 06/01/09	Buy	(0.290)	12/20/08	USD	100,000	(59)
Lehman Brothers Special Financing Inc.	RadioShack Corp. 7.375%, 05/15/11	Buy	(0.350)	12/20/08	USD	700,000	2,513
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	0.400	12/20/08	USD	700,000	(1,263)
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	0.450	06/20/09	USD	2,000,000	(16,185)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.260)	09/20/10	USD	100,000	(685)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.110)	10/20/10	USD	500,000	(1,307)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.200)	10/20/10	USD	300,000	(1,372)
Citibank N.A., New York	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	USD	2,600,000	16,695
Morgan Stanley Capital Services Inc.	Sealed Air Corp. 144A 5.625%, 07/15/13	Buy	(0.580)	09/20/13	USD	2,200,000	106,193
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.100	06/20/09	USD	700,000	(2,203)
BNP Paribas	SLM Corp. 5.125%, 08/27/12	Sell	5.150	03/20/09	USD	5,000,000	(9,597)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

			(Pay)/Receive				Unrealized
		Buy/Sell	Fixed	Termination		Notional	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date		Amount	(Depreciation)

Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	USD	3,100,000	$45,346
Lehman Brothers Special Financing Inc.	The Home Depot, Inc. 5.375%, 04/01/06*	Buy	(0.120)	12/20/08	USD	1,500,000	5,101
Barclays Bank PLC	Ukraine Government 7.650%, 06/11/13	Sell	0.710	12/20/08	USD	600,000	(2,997)
Deutsche Bank AG	Ukraine Government 7.650%, 06/11/13	Sell	0.720	12/20/08	USD	400,000	(1,979)
Deutsche Bank AG	Wachovia Corp. 3.625%, 02/17/09	Sell	1.520	03/20/13	USD	6,500,000	(163,278)
The Royal Bank of Scotland PLC	Wachovia Corp. 3.625%, 02/17/09	Sell	3.020	03/20/13	USD	8,900,000	314,815
UBS AG	Wachovia Corp. 3.625%, 02/17/09	Sell	1.240	03/20/13	USD	5,400,000	(196,622)
Credit Suisse First Boston Intl.	Wal-Mart Stores, Inc. 4.550%, 05/01/13	Buy	(0.150)	12/20/08	USD	300,000	123
Citibank N.A., New York	Wal-Mart Stores, Inc. 6.875%, 08/10/09	Buy	(0.140)	12/20/08	USD	200,000	91
Lehman Brothers Special Financing Inc.	Wal-Mart Stores, Inc. 6.875%, 08/10/09	Buy	(0.140)	12/20/08	USD	2,300,000	1,050
Barclays Bank PLC, London	Walt Disney Company (The) 6.375%, 03/01/12	Buy	(0.670)	12/20/08	USD	900,000	(2,578)
Credit Suisse First Boston Intl.	Walt Disney Company (The) 6.375%, 03/01/12	Buy	(0.530)	12/20/08	USD	300,000	(660)
UBS AG	Weyerhaeuser Co. 6.75%, 03/15/12	Buy	(0.960)	06/20/17	USD	2,400,000	200,728
Lehman Brothers Special Financing Inc.	Whirlpool Corp. 8.600%, 05/01/10	Buy	(0.290)	12/20/08	USD	700,000	1,198

* In the event of a default, if this bond is no longer available an equivalent bond will be delivered.							$6,775,533

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$62,669,677	$(2,002,728)
Level 2 — Other Significant Observable Inputs	3,263,257,277	(272,206,297)
Level 3 — Significant Unobservable Inputs	14,808,044	9,362,120

Total	$3,340,734,998	$(264,846,905)

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments**

Balance at 12/31/07	$11,117,772	$11,929,757
Net purchases (sales)	3,968,477	(4,714,587)
Total realized and unrealized gain (loss)	(277,990)	2,146,950
Amortization of premium/discount	(215)	—
Transfers in and/or out of Level 3	—	—

Balance at 06/30/08	$14,808,044	$9,362,120

**	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(3,086,156). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited)

Investment Type Allocation
as of June 30, 2008
(as a percent of net assets)

Corporate Bonds/Notes	89.7%
U.S. Government Agency Obligations	6.8%
Convertible Bonds	1.4%
Preferred Stock	1.3%
Purchased Options	1.3%
Collateralized Mortgage Obligations	0.5%
Municipal Bonds	0.1%
Common Stock	0.0%
Other Assets and Liabilities — Net*	(1.1)%
Net Assets	100.0%

*	Includes short-term investments related to corporate bond, commercial paper and securities lending collateral.

Portfolio holdings are subject to change daily.

Principal
Amount			Value

CONVERTIBLE BONDS: 1.4%

		Banks: 0.1%
$500,000	#,Z	Deutsche Bank AG, Discount Note, due 07/14/08	$198,300
450,000	#,Z	Deutsche Bank AG, Discount Note, due 10/24/08	188,505

			386,805

		Electric: 0.2%
1,600,000	C	CMS Energy Corp., 2.875%, due 12/01/24	1,894,000

			1,894,000

		Oil & Gas: 0.6%
2,700,000	C	Chesapeake Energy Corp., 2.250%, due 12/15/38	3,115,126
825,000	C,L	Chesapeake Energy Corp., 2.500%, due 05/15/37	1,467,469

			4,582,595

		Pharmaceuticals: 0.1%
600,000	L	Mylan, Inc., 1.250%, due 03/15/12	505,500

			505,500

		Semiconductors: 0.1%
1,150,000		Advanced Micro Devices, Inc., 6.000%, due 05/01/15	730,250

			730,250

		Telecommunications: 0.3%
200,000	@@,C	Nortel Networks Corp., 1.750%, due 04/15/12	150,750
1,225,000	@@,C	Nortel Networks Corp., 2.125%, due 04/15/14	826,875
1,100,000	C	Qwest Communications International, Inc., 3.500%, due 11/15/25	1,087,625

			2,065,250

		Total Convertible Bonds (Cost $10,865,975)	10,164,400

CORPORATE BONDS/NOTES: 89.7%

		Aerospace/Defense: 0.2%
1,240,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	1,255,500

			1,255,500

		Agriculture: 0.2%
1,375,000	C	Reynolds American, Inc., 7.750%, due 06/01/18	1,446,767

			1,446,767

		Airlines: 0.3%
1,096,152	I	Continental Airlines, Inc., 6.920%, due 04/02/13	1,085,979
344,478		Continental Airlines, Inc., 7.373%, due 12/15/15	285,916
272,175		United Air Lines, Inc., 6.201%, due 09/01/08	271,494
248,856		United Air Lines, Inc., 6.602%, due 09/01/13	246,367
121,677		United Airlines, Inc., 6.071%, due 03/01/13	122,133

			2,011,889

		Apparel: 0.1%
1,150,000	C,L	Quiksilver, Inc., 6.875%, due 04/15/15	983,250

			983,250

		Auto Manufacturers: 1.5%
5,955,000		DaimlerChrysler NA Holding Corp., 6.780%, due 08/03/14	4,932,229
5,454,905		Ford Motor Co., 5.480%, due 11/29/13	4,415,064
275,000		Ford Motor Co., 9.215%, due 09/15/21	185,625
100,000		General Motors Corp., 7.400%, due 09/01/25	52,000
1,275,000	L	General Motors Corp., 7.700%, due 04/15/16	777,750
1,900,000	C,L	General Motors Corp., 8.250%, due 07/15/23	1,116,250

			11,478,918

		Auto Parts & Equipment: 3.2%
4,525,000	#,C, L	Allison Transmission, Inc., 11.000%, due 11/01/15	4,049,875
925,000	&,#,C, L	Allison Transmission, Inc., 11.250%, due 11/01/15	804,750
4,850,000	C,L	ArvinMeritor, Inc., 8.125%, due 09/15/15	3,831,500
2,225,000	C,L	ArvinMeritor, Inc., 8.750%, due 03/01/12	1,969,125
1,675,000	C,L	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	1,407,000
2,310,000	C,L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	2,315,775

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Auto Parts & Equipment (continued)
$2,800,000	#,C,S, L	Tenneco, Inc., 8.125%, due 11/15/15	$2,548,000
500,000	C,L	Tenneco, Inc., 8.625%, due 11/15/14	443,750
600,000	#,C	TRW Automotive, Inc., 7.000%, due 03/15/14	523,500
7,130,000	#,C	TRW Automotive, Inc., 7.250%, due 03/15/17	6,024,850

			23,918,125

		Banks: 6.5%
3,900,000		American Express Bank FSB, 5.500%, due 04/16/13	3,817,289
9,900,000	C	Bank of America Corp., 8.000%, due 01/30/18	9,290,061
1,725,000	@@,#	Barclays Bank PLC, 6.050%, due 12/04/17	1,693,828
450,000	@@,#, C	Barclays Bank PLC, 7.434%, due 12/15/49	422,785
5,850,000	@@,#, C	Barclays Bank PLC, 7.700%, due 04/29/49	5,981,561
EUR 300,000	@@,C	Credit Agricole SA, 4.130%, due 11/29/49	373,618
$1,100,000	@@	Credit Suisse/New York, 5.000%, due 05/15/13	1,071,621
325,000	#,Z	Deutsche Bank AG, Discount Note, due 09/29/08	130,195
1,600,000	@@,#	HBOS PLC, 6.750%, due 05/21/18	1,532,886
EUR 800,000	@@,C	Intesa Sanpaolo S.p.A., 8.047%, due 06/29/49	1,225,965
$800,000	#,C,L	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	688,138
EUR 500,000	C	RBS Capital Trust A, 6.467%, due 12/29/49	721,959
$1,750,000	@@,#, C	Royal Bank of Scotland Group PLC, 6.990%, due 10/05/17	1,577,627
3,100,000	@@,C	Royal Bank of Scotland Group PLC, 7.640%, due 09/29/17	2,838,943
800,000	@@	UBS AG, 2.910%, due 07/23/09	790,912
5,475,000	@@	UBS AG, 5.750%, due 04/25/18	5,233,936
1,800,000		Wachovia Corp., 2.832%, due 06/01/10	1,757,738
10,400,000	C	Wachovia Corp., 7.980%, due 02/08/49	9,578,909
600,000	C	Wells Fargo Capital XIII, 7.700%, due 12/29/49	597,010

			49,324,981

		Building Materials: 0.2%
1,900,000	@@,#, C,L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	1,767,011

			1,767,011

		Chemicals: 1.1%
1,275,000	C	Chemtura Corp., 6.875%, due 06/01/16	1,109,250
7,050,000	@@,#, C,L	Ineos Group Holdings PLC, 8.500%, due 02/15/16	4,670,625
EUR 300,000	@@,C	Rhodia SA, 7.713%, due 10/15/13	419,789
$2,375,000	C	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	2,345,313

			8,544,977

		Commercial Services: 2.8%
2,155,000	C	Aramark Services, Inc., 6.373%, due 02/01/15	2,025,700
5,075,000	C,L	Aramark Services, Inc., 8.500%, due 02/01/15	4,998,875
166,667		Hertz Corp., 2.813%, due 12/21/12	158,125
509,832		Hertz Corp., 4.230%, due 12/21/12	483,703
49,656		Hertz Corp., 4.241%, due 12/21/12	47,111
362,236		Hertz Corp., 4.342%, due 12/21/12	343,672
7,470,000	C	Hertz Corp., 8.875%, due 01/01/14	6,872,400
1,925,000	C	Service Corp. International, 7.625%, due 10/01/18	1,929,813
2,645,058		Thomson Learning, Inc., 4.882%, due 06/27/14	2,408,987
339,942		Thomson Learning, Inc., 5.200%, due 06/27/14	309,602
2,100,000	C	United Rentals North America, Inc., 6.500%, due 02/15/12	1,900,500

			21,478,488

		Computers: 0.9%
2,680,000	@@	Seagate Technology HDD Holdings, 3.631%, due 10/01/09	2,619,700
4,370,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	4,435,550

			7,055,250

		Distribution/Wholesale: 0.5%
1,800,000	@@,C, S	Buhrmann US, Inc., 7.875%, due 03/01/15	2,011,284
1,500,000	@@,C, S	Buhrmann US, Inc., 8.250%, due 07/01/14	1,638,750

			3,650,034

		Diversified Financial Services: 13.1%
3,152,133	C	AES Ironwood, LLC, 8.857%, due 11/30/25	3,286,099
890,747	C	AES Red Oak, LLC, 8.540%, due 11/30/19	928,604
500,000	C	AES Red Oak, LLC, 9.200%, due 11/30/29	518,750
1,453,981		Amadeus Halde, 6.846%, due 04/08/13	1,333,421
1,112,329		Amadeus Halde, 7.963%, due 04/08/14	1,020,098
5,725,000		American Express Co., 7.000%, due 03/19/18	5,805,419
1,950,000		American Express Credit Corp., 5.875%, due 05/02/13	1,940,656
700,000		American General Finance Corp., 6.900%, due 12/15/17	611,105
200,000		Bear Stearns Cos., Inc., 3.218%, due 07/19/10	196,226
1,125,000		Citigroup Funding, Inc., 3.158%, due 10/22/09	1,111,566
2,375,000	C	Citigroup, Inc., 8.300%, due 12/21/57	2,248,695
10,200,000	C	Citigroup, Inc., 8.400%, due 04/29/49	9,708,972
2,425,000	#,C	El Paso Performance-Linked Trust, 7.750%, due 07/15/11	2,455,148

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Diversified Financial Services (continued)
$3,000,000		Ford Motor Credit Co., 7.000%, due 10/01/13	$2,211,468
1,750,000		Ford Motor Credit Co., 7.800%, due 06/01/12	1,354,518
900,000		Ford Motor Credit Co., 7.875%, due 06/15/10	777,172
1,375,000		Ford Motor Credit Co., 8.625%, due 11/01/10	1,166,996
2,130,000		Ford Motor Credit Co., LLC, 5.625%, due 10/01/08	2,093,986
1,000,000		Ford Motor Credit Co., LLC, 5.700%, due 01/15/10	853,462
500,000		Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	440,318
2,190,000		General Motors Acceptance Corp., 3.951%, due 09/23/08	2,156,850
1,340,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	886,025
690,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	507,438
1,890,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	1,232,025
2,750,000		GMAC, LLC, 6.625%, due 05/15/12	1,888,007
500,000		Goldman Sachs Group, Inc., 2.882%, due 03/02/10	491,142
1,175,000		Goldman Sachs Group, Inc., 5.950%, due 01/18/18	1,129,963
2,375,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	2,308,279
4,600,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	4,220,514
2,000,000	C	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	1,820,000
1,750,000		JPMorgan Chase & Co., 2.961%, due 01/17/11	1,721,848
2,800,000	C,L	KRATON Polymers, LLC, 8.125%, due 01/15/14	1,442,000
2,750,000	C	Lehman Brothers Holdings, Inc., 6.750%, due 12/28/17	2,587,822
2,550,000		Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	2,472,995
2,600,000	C	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	2,418,502
10,000	#	Lehman Brothers Holdings, Inc., 8.160%, due 05/30/09	569,000
1,400,000		Merrill Lynch & Co., Inc., 4.966%, due 05/12/10	1,378,523
5,300,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	5,052,935
11,100	#	Merrill Lynch & Co., Inc., 9.700%, due 05/20/09	612,276
200,000		Morgan Stanley, 2.870%, due 05/07/10	193,218
275,000		Morgan Stanley, 2.984%, due 01/18/11	261,545
1,500,000		Morgan Stanley, 4.778%, due 05/14/10	1,495,002
5,000,000		Morgan Stanley, 5.950%, due 12/28/17	4,546,980
1,100,000	@@,C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	954,909
3,400,000	#,C	NSG Holdings, LLC, 7.750%, due 12/15/25	3,366,000
525,000	@@,#, C	Petroplus Finance Ltd., 6.750%, due 05/01/14	477,750
525,000	@@,#, C,L	Petroplus Finance Ltd., 7.000%, due 05/01/17	465,938
1,525,000	C	Residential Capital Corp., 8.125%, due 11/21/08	1,342,000
1,900,000	@@,#, C	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	1,838,638
550,000		SLM Corp., 3.080%, due 07/26/10	488,323
975,000		SLM Corp., 3.130%, due 07/25/08	974,288
500,000		SLM Corp., 5.125%, due 08/27/12	435,450
400,000	@@,#	TNK-BP Finance SA, 6.625%, due 03/20/17	355,000
500,000	@@	TNK-BP Finance SA, 7.500%, due 07/18/16	476,225
1,200,000	@@,#	TNK-BP Finance SA, 7.500%, due 07/18/16	1,138,440
1,000,000	@@,L	Transcapital, 6.130%, due 06/27/12	1,005,433
850,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	745,894
3,725,000	C,L	Universal City Florida Holding Co. I/II, 8.375%, due 05/01/10	3,706,375

			99,226,231

		Electric: 8.5%
1,225,000	C	AES Corp., 8.000%, due 10/15/17	1,206,625
1,000,000	#,C	AES Corp., 8.000%, due 06/01/20	970,000
4,850,000	C,L	Edison Mission Energy, 7.200%, due 05/15/19	4,546,875
1,160,000	C,L	Edison Mission Energy, 7.750%, due 06/15/16	1,160,000
8,900,000	#,C	Energy Future Holdings, 10.875%, due 11/01/17	9,033,500
425,000	&,#,C	Energy Future Holdings, 11.250%, due 11/01/17	426,063
3,125,000	@@,#, C	Intergen NV, 9.000%, due 06/30/17	3,250,000
3,435,000	#,C	Ipalco Enterprises, Inc., 7.250%, due 04/01/16	3,400,650
50,000	C	Ipalco Enterprises, Inc., 8.625%, due 11/14/11	52,250
3,088,761	C	Midwest Generation, LLC, 8.560%, due 01/02/16	3,189,146
473,795		NRG Energy, Inc., 4.210%, due 02/01/13	452,507
116,558	I	NRG Energy, Inc., 4.210%, due 02/01/13	111,321
855,148		NRG Energy, Inc., 4.210%, due 02/01/13	816,725
3,230,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	3,092,725
4,100,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	3,869,375
5,750,000	C,L	NRG Energy, Inc., 7.375%, due 01/15/17	5,448,125

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Electric (continued)
$1,000,000	C	Oncor Electric Delivery Co., 7.250%, due 01/15/33	$987,774
4,000,000	C	PSEG Energy Holdings, LLC, 8.500%, due 06/15/11	4,215,484
4,050,000	C,L	Reliant Energy, Inc., 6.750%, due 12/15/14	4,151,250
1,200,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	1,176,000
1,800,000	C,L	Reliant Energy, Inc., 7.875%, due 06/15/17	1,768,500
2,425,459	#,C,S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,303,642
2,000,000		Texas Competitive Electric Holdings Co., LLC, 5.791%, due 10/10/14	1,855,000
5,100,000	#,C,L	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	5,023,500
1,400,000	&,#,C	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	1,361,500

			63,868,537

		Electrical Components & Equipment: 0.5%
1,750,000	@@	Legrand, 8.500%, due 02/15/25	1,972,220
2,075,000	C	Superior Essex Communications, LLC, 9.000%, due 04/15/12	2,126,875

			4,099,095

		Electronics: 1.2%
1,225,000	@@,C	Celestica, Inc., 7.625%, due 07/01/13	1,182,125
4,350,000	@@,C, L	Celestica, Inc., 7.875%, due 07/01/11	4,371,750
2,800,000	C	Communications & Power Industries, Inc., 8.000%, due 02/01/12	2,751,000
1,100,000	C,L	Sanmina-SCI Corp., 8.125%, due 03/01/16	995,500

			9,300,375

		Engineering & Construction: 0.2%
947,529	@@	Grupo Ferrovial SA, 9.644%, due 04/07/11	1,654,856

			1,654,856

		Entertainment: 0.2%
1,731,000	#,C,I	Choctaw Resort Development Enterprise, 7.250%, due 11/15/19	1,462,695

			1,462,695

		Environmental Control: 0.7%
4,000,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	4,000,000
1,550,000	C	Waste Management, Inc., 6.875%, due 05/15/09	1,580,910

			5,580,910

		Food: 0.6%
1,100,000		American Stores Co., 8.000%, due 06/01/26	1,117,614
3,150,000	C	Ingles Markets, Inc., 8.875%, due 12/01/11	3,205,125

			4,322,739

		Forest Products & Paper: 3.1%
650,000	@@,C	Cascades, Inc., 7.250%, due 02/15/13	568,750
450,000	#,C	Georgia-Pacific Corp., 7.000%, due 01/15/15	425,250
1,425,000	#,C,L	Georgia-Pacific Corp., 7.125%, due 01/15/17	1,346,625
4,965,000		Georgia-Pacific Corp., 7.375%, due 12/01/25	4,220,250
2,095,000	L	Georgia-Pacific Corp., 7.700%, due 06/15/15	1,990,250
8,880,000	C,L	Georgia-Pacific Corp., 8.000%, due 01/15/24	8,258,400
500,000	@@	Smurfit Capital Funding PLC, 7.500%, due 11/20/25	452,500
1,135,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 6.623%, due 08/01/14	1,049,875
3,650,000	C,L	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	3,586,125
125,000		Weyerhaeuser Co., 3.802%, due 09/24/09	123,598
1,000,000		Willamette Industries, Inc., 6.450%, due 08/19/09	1,013,523

			23,035,146

		Healthcare — Products: 2.8%
3,775,000	#,C,S	Biomet, Inc., 10.000%, due 10/15/17	4,048,688
10,975,000	#,C,S, L	Biomet, Inc., 11.625%, due 10/15/17	11,688,375
2,300,000	@@	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	2,392,000
2,725,000	#,C,S	LVB Acquisition Merger, 10.375%, due 10/15/17	2,902,125

			21,031,188

		Healthcare — Services: 5.2%
1,360,990		Community Health Systems, Inc., 4.900%, due 07/02/14	1,284,761
69,606		Community Health Systems, Inc., 8.875%, due 07/02/14	65,707
7,785,000	C,L	Community Health Systems, Inc., 8.875%, due 07/15/15	7,872,581
3,100,000	C	DaVita, Inc., 7.250%, due 03/15/15	3,030,250
1,975,000		HCA, Inc., 5.510%, due 11/14/13	1,857,644
1,450,000	C	HCA, Inc., 7.190%, due 11/15/15	1,256,231
1,875,000	C	HCA, Inc., 9.125%, due 11/15/14	1,921,875
16,880,000	C,L	HCA, Inc., 9.250%, due 11/15/16	17,428,600
2,750,000	&,C	HCA, Inc., 9.625%, due 11/15/16	2,839,375
2,105,000	C,L	Health Management Associates, Inc., 6.125%, due 04/15/16	1,852,400

			39,409,424

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Holding Companies — Diversified: 0.3%
$275,000	@@,C, L	JSG Funding PLC, 7.750%, due 04/01/15	$251,625
620,140	@@	Nordic Telephone Co. APS, 6.340%, due 11/30/13	953,957
742,500	@@	Nordic Telephone Co. APS, 6.592%, due 11/30/14	1,142,182

			2,347,764

		Household Products/Wares: 0.1%
775,000	C	Clorox Co., 4.200%, due 01/15/10	768,902
1,000	C	Spectrum Brands, Inc., 7.375%, due 02/01/15	635

			769,537

		Insurance: 0.5%
1,725,000		American International Group, Inc., 5.850%, due 01/16/18	1,618,950
1,700,000	#,C,L	American International Group, Inc., 8.175%, due 05/15/58	1,604,159
550,000	#	Metropolitan Life Global Funding I, 3.554%, due 06/25/10	549,800

			3,772,909

		Investment Companies: 0.2%
1,750,000	I	Local Insight Media Finance L.P., 7.751%, due 04/21/15	1,612,188

			1,612,188

		Lodging: 1.3%
1,000,000	I	Harrah’s Operating Co., Inc., 5.920%, due 01/28/15	919,063
1,750,000	#,C	Harrah’s Operating Co., Inc., 10.750%, due 02/01/16	1,461,250
2,900,000	C	MGM Mirage, 6.625%, due 07/15/15	2,341,750
225,000	C	MGM Mirage, 6.875%, due 04/01/16	182,250
700,000	C	MGM Mirage, 7.500%, due 06/01/16	579,250
300,000	C,L	Mirage Resorts, Inc., 7.250%, due 08/01/17	260,250
1,925,000	C,L	Station Casinos, Inc., 7.750%, due 08/15/16	1,482,250
3,025,000	C,S,L	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	2,783,000

			10,009,063

		Machinery — Construction & Mining: 0.0%
200,000	C	Terex Corp., 8.000%, due 11/15/17	199,500

			199,500

		Machinery — Diversified: 0.1%
1,000,000	C	Chart Industries, Inc. — Old, 9.125%, due 10/15/15	1,042,500

			1,042,500

		Media: 7.3%
5,000,000	C,S,L	CCO Holdings, LLC, 8.750%, due 11/15/13	4,625,000
700,000	#,C	Charter Communications Operating, LLC, 8.000%, due 04/30/12	665,000
1,775,000	#,C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	1,690,688
1,325,000	C	CSC Holdings, Inc., 6.750%, due 04/15/12	1,252,125
2,450,000		CSC Holdings, Inc., 7.625%, due 04/01/11	2,413,250
5,100,000		CSC Holdings, Inc., 7.625%, due 07/15/18	4,717,500
1,300,000	C,L	Dex Media Finance/West, 8.500%, due 08/15/10	1,290,250
303,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	273,458
300,000	C	Dex Media, Inc., 8.000%, due 11/15/13	220,500
9,100,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	8,440,250
63,796		Idearc, Inc., 4.390%, due 11/17/14	51,196
1,432,416		Idearc, Inc., 4.720%, due 11/17/14	1,149,514
EUR 775,000	@@,C	Lighthouse International Co. SA, 8.000%, due 04/30/14	915,153
EUR 2,285,000	@@,#, C	Lighthouse International Co. SA, 8.000%, due 04/30/14	2,698,224
$7,075,000	@@,C	Quebecor Media, Inc., 7.750%, due 03/15/16	6,615,125
2,375,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	1,425,000
11,875,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	7,184,375
1,475,000	#,C,L	R.H. Donnelley Corp., 8.875%, due 10/15/17	885,000
1,935,375	I	Tribune Co., Discount Note, due 06/04/14	1,428,951
1,175,000	@@,#, C,L	Unity Media GmbH, 10.375%, due 02/15/15	1,161,781
EUR 200,000	@@,C	Unitymedia Hessen GmbH & Co. KG, 7.723%, due 04/15/13	299,934
$1,500,000	@@	UPC Broadband Holding BV, 6.491%, due 12/31/14	2,182,590
EUR 1,125,000	@@,C	UPC Holding BV, 7.750%, due 01/15/14	1,576,424
EUR 1,625,000	@@,C, L	UPC Holding BV, 8.625%, due 01/15/14	2,366,604

			55,527,892

		Mining: 0.9%
$525,000	C	Freeport-McMoRan Copper & Gold, Inc., 5.883%, due 04/01/15	530,833
1,500,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.250%, due 04/01/15	1,578,915
3,475,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	3,666,125
1,065,000	@@,C	Novelis, Inc., 7.250%, due 02/15/15	1,011,750

			6,787,623

		Miscellaneous Manufacturing: 0.6%
1,600,000	C,L	Actuant Corp., 6.875%, due 06/15/17	1,580,000
2,000,000	@@,L	Bombardier, Inc., 7.250%, due 11/15/16	3,015,083

			4,595,083

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Office/Business Equipment: 0.2%
$1,650,000	C	Xerox Corp., 7.125%, due 06/15/10	$1,704,874

			1,704,874

		Oil & Gas: 2.0%
450,000	C,L	Chesapeake Energy Corp., 6.625%, due 01/15/16	434,250
1,500,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	1,455,000
3,650,000	C	Chesapeake Energy Corp., 7.000%, due 08/15/14	3,595,250
250,000	C,L	Chesapeake Energy Corp., 7.250%, due 12/15/18	244,375
337,000	@@,#, C,L	Citic Resources Finance Ltd., 6.750%, due 05/15/14	315,516
1,275,000	@@,#, C	GAZ Capital SA, 8.146%, due 04/11/18	1,324,406
1,575,000	@@,C	OPTI Canada, Inc., 8.250%, due 12/15/14	1,575,000
50,000	C	Plains Exploration & Production Co., 7.750%, due 06/15/15	50,625
5,800,000	&,#,C	SandRidge Energy, Inc., 8.625%, due 04/01/15	5,959,500

			14,953,922

		Oil & Gas Services: 0.6%
3,425,000	@@,C	Compagnie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	3,433,563
1,385,000	@@,C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	1,393,656

			4,827,219

		Packaging & Containers: 1.2%
2,150,000	C	Berry Plastics Corp., 7.541%, due 02/15/15	2,069,375
75,000	C	Berry Plastics Holding Corp., 6.651%, due 09/15/14	60,375
3,650,000	C,L	Berry Plastics Holding Corp., 8.875%, due 09/15/14	3,175,500
2,125,000	C	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	2,135,625
1,450,000	@@,C	Norampac, Inc., 6.750%, due 06/01/13	1,225,250

			8,666,125

		Pipelines: 4.8%
1,250,000	C,L	Colorado Interstate Gas Co., 5.950%, due 03/15/15	1,230,630
750,000		Dynegy Holdings, Inc., 6.875%, due 04/01/11	745,313
1,375,000	C,L	Dynegy Holdings, Inc., 7.125%, due 05/15/18	1,203,125
2,550,000		Dynegy Holdings, Inc., 7.500%, due 06/01/15	2,365,125
3,750,000	C	El Paso Corp., 7.000%, due 06/15/17	3,688,830
150,000		El Paso Corp., 8.050%, due 10/15/30	154,127
600,000	C	Enterprise Products Operating LP, 7.034%, due 01/15/68	525,425
2,850,000	C,L	Enterprise Products Operating LP, 8.375%, due 08/01/66	2,853,309
4,875,000	@@,C	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	4,363,125
200,000	C	Knight, Inc., 5.150%, due 03/01/15	177,500
800,000	#,C,L	NGPL PipeCo, LLC, 7.119%, due 12/15/17	819,048
3,022,823	C,S,L	Roseton/Danskammer, 7.270%, due 11/08/10	3,054,955
1,575,000	C	Roseton/Danskammer, 7.670%, due 11/08/16	1,551,375
5,425,000	#,C,L	SemGroup LP, 8.750%, due 11/15/15	5,289,375
4,000,000	C,L	Sonat, Inc., 7.000%, due 02/01/18	4,011,968
1,475,000	C	Sonat, Inc., 7.625%, due 07/15/11	1,496,340
1,975,000	C,S	Williams Cos., Inc., 7.625%, due 07/15/19	2,083,625
675,000	C	Williams Partners LP/Williams Partners Finance Corp., 7.250%, due 02/01/17	678,375

			36,291,570

		Real Estate: 0.7%
1,150,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	1,075,250
25,000	C	Ventas Realty L.P./Ventas Capital Corp., 6.500%, due 06/01/16	24,000
1,100,000	C	Ventas Realty LP, 6.750%, due 04/01/17	1,061,500
2,000,000	C	Ventas Realty LP, 7.125%, due 06/01/15	1,962,500
810,000	C	Ventas Realty LP, 9.000%, due 05/01/12	852,525

			4,975,775

		Retail: 2.9%
3,300,000	C,L	Albertson’s, Inc., 7.450%, due 08/01/29	3,138,168
500,000	C	Albertson’s, Inc., 8.000%, due 05/01/31	513,915
3,050,000		Albertsons, LLC, 7.750%, due 06/15/26	3,006,391
300,000		Albertson’s, LLC, 6.570%, due 02/23/28	241,125
2,900,000	C	AmeriGas Partners LP, 7.125%, due 05/20/16	2,704,250
3,560,000	C,L	Amerigas Partners LP, 7.250%, due 05/20/15	3,346,400
4,350,000	C,L	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	2,876,438
150,000	C	Ferrellgas Escrow, LLC, 6.750%, due 05/01/14	137,625
3,520,000	C,S	Ferrellgas Partners LP, 8.750%, due 06/15/12	3,467,200
2,000,000	C,L	NPC International, Inc., 9.500%, due 05/01/14	1,740,000
560,000	C,S	Suburban Propane Partners LP, 6.875%, due 12/15/13	532,000

			21,703,512

		Savings & Loans: 0.2%
1,650,000		Washington Mutual, Inc., 8.250%, due 04/01/10	1,460,811

			1,460,811

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Semiconductors: 1.3%
$4,110,000	C	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	$3,359,925
2,025,000	&,C	Freescale Semiconductor, Inc., 9.125%, due 12/15/14	1,584,563
4,925,000	@@,C, L	Sensata Technologies BV, 8.000%, due 05/01/14	4,555,625

			9,500,113

		Software: 1.0%
8,550,000	#,C,L	First Data Corp., 9.875%, due 09/24/15	7,449,188

			7,449,188

		Telecommunications: 9.5%
EUR 650,000	@@,C, L	BCM Ireland Finance Ltd., 9.856%, due 08/15/16	921,057
$920,000	C	Cincinnati Bell, Inc., 7.000%, due 02/15/15	862,500
520,000	C,L	Cincinnati Bell, Inc., 7.250%, due 07/15/13	509,600
575,000	C	Citizens Communications Co., 6.250%, due 01/15/13	536,188
3,475,000	C	Citizens Communications Co., 7.125%, due 03/15/19	3,127,500
500,000	L	Citizens Communications Co., 7.450%, due 07/01/35	370,000
1,950,000	C	Citizens Communications Co., 7.875%, due 01/15/27	1,716,000
2,210,000	C	Citizens Communications Co., 9.000%, due 08/15/31	2,000,050
1,127,209		Hawaiian Telcom Communications, Inc., 4.950%, due 06/01/14	928,069
1,700,000	C,L	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	688,500
2,200,000	@@,C, S	Intelsat Bermuda Ltd., 9.250%, due 06/15/16	2,227,500
500,000	#,C	Local Insight Regatta Holdings, Inc., 11.000%, due 12/01/17	347,500
4,400,000	@@,#, C	Nordic Telephone Co. APS, 8.875%, due 05/01/16	4,334,000
4,150,000	@@	Nortel Networks Ltd., 7.041%, due 07/15/11	3,942,500
4,275,000	@@,C, L	Nortel Networks Ltd., 10.125%, due 07/15/13	4,200,188
1,100,000		Northwestern Bell Telephone, 7.750%, due 05/01/30	915,750
3,000,000	@@,C	NTL Cable PLC, 9.125%, due 08/15/16	2,827,500
1,825,000	C	Qwest Communications International, Inc., 6.176%, due 02/15/09	1,825,000
1,725,000	C	Qwest Communications International, Inc., 7.250%, due 02/15/11	1,675,406
6,328,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	6,043,240
2,450,000		Qwest Corp., 6.026%, due 06/15/13	2,352,000
2,500,000	C,L	Qwest Corp., 7.500%, due 06/15/23	2,237,500
3,350,000	C	Qwest Corp., 8.875%, due 03/15/12	3,433,750
3,825,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	3,938,411
1,490,000	C	Sprint Capital Corp., 6.900%, due 05/01/19	1,309,850
1,000,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	861,357
600,000		Telesat Canada, Inc., 1.510%, due 10/31/08	564,000
132,064	@@,I	Telesat Canada, Inc., 5.650%, due 10/22/14	125,337
5,248	@@	Telesat Canada, Inc., 5.790%, due 10/22/14	4,981
53,606	@@	Telesat Canada, Inc., 5.890%, due 10/22/14	50,875
571,786	@@	Telesat Canada, Inc., 5.900%, due 10/22/14	542,661
19,994	@@,I	Telesat Canada, Inc., 5.900%, due 10/22/14	18,975
183,627		Telesat Canada, Inc., 5.900%, due 10/22/14	177,243
25,255	@@	Telesat Canada, Inc., 6.100%, due 10/22/14	23,969
8,418	I	Telesat Canada, Inc., 6.100%, due 10/22/14	8,126
800,000		Telesat Canada, Inc., 9.000%, due 10/31/08	752,000
4,000,000	C,S	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	4,110,000
5,150,000	C,L	West Corp., 9.500%, due 10/15/14	4,660,750
584,315		Wind Acquisition Finance SA, 9.980%, due 12/21/11	589,013
1,200,000	@@,#, C	Wind Acquisition Finance SA, 10.750%, due 12/01/15	1,266,000
4,750,000	C	Windstream Corp., 8.625%, due 08/01/16	4,761,875

			71,786,721

		Toys/Games/Hobbies: 0.1%
1,000,000		Mattel, Inc., 3.176%, due 06/15/09	999,359

			999,359

		Transportation: 0.3%
383,915	I	Amadeus IT Group SA, 7.963%, due 04/08/14	352,082
1,500,000	@@,C	Kansas City Southern de Mexico SA de CV, 9.375%, due 05/01/12	1,567,500

			1,919,582

		Total Corporate Bonds/Notes (Cost $715,171,696)	678,809,216

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.8%

		Federal Home Loan Mortgage Corporation: 0.9%
4,982,172		5.000%, due 05/01/23	4,927,732
2,000,000	W	5.500%, due 07/15/34	1,970,312

			6,898,044

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Federal National Mortgage Association: 5.9%
$22,000,000	W	5.000%, due 07/01/37	$21,089,068
17,000,000	W	5.500%, due 07/15/34	16,758,277
7,000,000		5.500%, due 02/01/38	6,910,313

			44,757,658

		Total U.S. Government Agency Obligations (Cost $51,151,713)	51,655,702

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.5%
628,866	C	Countrywide Alternative Loan Trust, 5.889%, due 11/25/35	515,133
376,969	C	Countrywide Alternative Loan Trust, 6.000%, due 01/25/37	302,149
922,119	C	Countrywide Home Loan Mortgage Pass-through Trust, 2.823%, due 03/25/36	559,372
686,976	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.372%, due 10/20/35	626,393
500,000	C	Greenpoint Mortgage Funding Trust, 2.803%, due 09/25/46	207,498
773,165	C	JP Morgan Mortgage Trust, 4.881%, due 04/25/35	735,168
590,059	C	Structured Adjustable Rate Mortgage Loan Trust, 5.950%, due 02/25/36	447,998

		Total Collateralized Mortgage Obligations (Cost $3,442,416)	3,393,711

MUNICIPAL BONDS: 0.1%

		California: 0.1%
600,000	C	Palomar Community College District, 4.750%, due 05/01/32	585,738

			585,738

		New Jersey: 0.0%
200,000	C	Tobacco Settlement Financing Corp., 5.000%, due 06/01/41	151,242

			151,242

		Puerto Rico: 0.0%
1,600,000	C,Z	Puerto Rico Sales Tax Financing Corp., 29.030%, due 08/01/54	109,776

			109,776

		Total Municipal Bonds (Cost $904,886)	846,756

Shares			Value

COMMON STOCK: 0.0%

		Lodging: 0.0%
20,000		Harrahs Operating Co.	$20,000

			20,000

		Media: 0.0%
155,964		Tribune Co.	139,588

			139,588

		Total Common Stock (Cost $159,588)	159,588

PREFERRED STOCK: 1.3%

		Auto Manufacturers: 0.2%
120,000	P	General Motors Corp.	1,644,000

			1,644,000

		Banks: 0.7%
5,300		Bank of America Corp.	4,690,500
1,000		Wachovia Corp.	881,380

			5,571,880

		Diversified Financial Services: 0.1%
11,000	P	Citigroup, Inc.	481,250

			481,250

		Insurance: 0.1%
11,700		American International Group, Inc.	693,693

			693,693

		Mining: 0.2%
9,200		Freeport-McMoRan Copper & Gold, Inc. — Non Voting	1,546,704

			1,546,704

		Sovereign: 0.0%
1	P	Federal National Mortgage Association	60,250

			60,250

		Total Preferred Stock (Cost $11,272,699)	9,997,777

Notional
Amount			Value

PURCHASED OPTIONS: 1.3%

		Interest Rate Swaptions: 1.3%
$11,000,000	I	Call Swaption OTC — Lehman Brothers Special Financing Inc. 3 Month USD-LIBOR — Fund Pays Floating Strike @ 3.600%-Exp 12/19/08	$59,681
73,600,000	I	Call Swaption OTC — Barclays Bank PLC 3-Month USD-LIBOR — Fund Pays Floating Strike @ 4.250%-Exp 07/06/09	741,976
192,600,000	I	Call Swaption OTC — Lehman Brothers Special Financing Inc. 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.250%-Exp 07/06/09	1,941,637
177,400,000	I	Call Swaption OTC — Morgan Stanley Capital Services Inc. 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.250%-Exp 07/06/09	1,788,403

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited) (continued)

Notional
Amount			Value

		Interest Rate Swaptions (continued)
$180,000,000	I	Call Swaption OTC — Barclays Bank PLC 3-Month USD-LIBOR — Fund Pays Floating Strike @ 4.750%-Exp 09/08/09	$2,661,041
20,900,000	I	Call Swaption OTC — Credit Suisse International 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.750%-Exp 09/08/09	308,976
54,500,000	I	Call Swaption OTC — The Royal Bank of Scotland PLC 3-month USD-LIBOR — Fund Pays Floating Strike @ 4.750%-Exp 09/08/09	805,704
177,600,000	I	Call Swaption OTC — The Royal Bank of Scotland PLC 3 Month USD-LIBOR — Fund Pays Floating Strike @ 4.000%-Exp 09/18/09	1,400,410

		Total Positions in Purchased Options (Cost $8,505,539)	9,707,828

		Total Long-Term Investments (Cost $801,474,512)	764,734,978

SHORT-TERM INVESTMENTS: 19.4%

		Corporate Bonds/Notes: 0.4%
550,000		UBS AG/Stamford Branch, 3.064%, due 03/17/09	548,609
550,000		Unicredito Italiano/New York, 3.060%, due 05/15/09	549,247
1,725,000		Unicredito Italiano/New York, 3.060%, due 05/18/09	1,723,379

		Total Corporate Bonds/Notes (Cost $2,818,747)	2,821,235

		Commercial Paper: 5.2%
27,200,000		Intesa Funding, LLC, 2.530%, due 07/16/08	27,169,416
2,940,702		Tribune Co., 5.478%, due 05/30/09	2,824,301
9,900,000		Westpac Banking Corp., 2.500%, due 08/06/08	9,873,817

		Total Commercial Paper (Cost $39,809,426)	39,867,534

		Securities Lending CollateralCC: 13.8%
$104,170,950		Bank of New York Mellon Corp. Institutional Cash Reserves	104,170,950

		Total Securities Lending Collateral (Cost $104,170,950)	104,170,950

		Total Short-Term Investments (Cost $146,799,123)	146,859,719

	Total Investments in Securities
	(Cost $948,273,635)*	120.5%	$911,594,697
	Other Assets and Liabilities - Net	(20.5)	(155,101,618)

	Net Assets	100.0%	$756,493,079

@@	Foreign Issuer
&	Payment-in-kind
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
EUR	EU Euro

*	Cost for federal income tax purposes is $949,222,812.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,492,793
Gross Unrealized Depreciation	(46,120,908)

Net Unrealized Depreciation	$(37,628,115)

The following sales commitment was held by PIMCO High Yield at June 30, 2008:

Principal
Amount		Description	Market Value

$(5,000,000)	W	Federal Home Loan Mortgage Corp., 5.000%, due 04/15/23	$(4,938,280)

		Total Sales Commitments (Cost $4,926,562)	$(4,938,280)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited) (continued)

At June 30, 2008 the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

					Unrealized
		Settlement	In Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

Brazil Real BRL 17,892,775	Buy	12/02/08	9,514,903	10,731,549	$1,216,646
Brazil Real BRL 2,131,500	Buy	12/02/08	1,225,000	1,278,410	53,410
Brazil Real BRL 9,934,100	Buy	07/02/08	6,050,000	6,196,806	146,806
Brazil Real BRL 1,548,395	Buy	07/02/08	937,853	965,876	28,023
India Rupees INR 82,404,480	Buy	11/12/08	2,056,000	1,877,464	(178,536)
India Rupees INR 105,065,050	Buy	11/12/08	2,591,000	2,393,752	(197,248)
India Rupees INR 41,470,096	Buy	11/12/08	1,021,431	944,835	(76,596)
India Rupees INR 36,602,524	Buy	11/12/08	902,874	833,934	(68,940)
Korea (South) Won KRW 2,738,628,000	Buy	08/04/08	3,013,787	2,614,193	(399,594)
Mexico Pesos MXN 33,479,360	Buy	07/10/08	2,941,430	3,241,318	299,888
Malaysia Ringgits MYR 5,195,840	Buy	08/04/08	1,597,000	1,590,368	(6,632)
Malaysia Ringgits MYR 5,192,166	Buy	08/04/08	1,597,000	1,589,244	(7,756)
Malaysia Ringgits MYR 4,007,810	Buy	11/12/08	1,241,000	1,227,657	(13,343)
Philippines Pesos PHP 65,397,150	Buy	08/22/08	1,597,000	1,450,415	(146,585)
Philippines Pesos PHP 65,317,300	Buy	08/22/08	1,597,000	1,448,644	(148,356)
Philippines Pesos PHP 54,206,880	Buy	08/22/08	1,241,000	1,202,230	(38,770)
Russia Rubles RUB 53,156,250	Buy	07/10/08	2,108,120	2,265,939	157,819
Russia Rubles RUB 188,504,500	Buy	11/19/08	7,639,493	7,992,921	353,428
Russia Rubles RUB 53,156,250	Buy	05/06/09	2,180,322	2,249,557	69,235
Russia Rubles RUB 29,736,875	Buy	05/06/09	1,225,000	1,258,456	33,456
Singapore Dollars SGD 1,087,648	Buy	11/21/08	800,000	804,564	4,564
Singapore Dollars SGD 1,688,132	Buy	11/21/08	1,241,000	1,248,761	7,761
Singapore Dollars SGD 585,048	Buy	11/21/08	433,000	432,777	(223)
Singapore Dollars SGD 1,080,000	Buy	11/21/08	800,000	798,908	(1,092)
Singapore Dollars SGD 1,829,268	Buy	11/21/08	1,354,000	1,353,163	(837)

					$1,086,528

Brazil Real BRL 1,816,395	Sell	07/02/08	1,050,000	1,133,052	$(83,052)
Brazil Real BRL 1,681,388	Sell	07/02/08	975,000	1,048,835	(73,835)
Brazil Real BRL 2,786,400	Sell	07/02/08	1,600,000	1,738,132	(138,132)
Brazil Real BRL 216,600	Sell	07/02/08	125,000	135,113	(10,113)
Brazil Real BRL 653,625	Sell	07/02/08	375,000	407,726	(32,726)
Brazil Real BRL 996,475	Sell	07/02/08	575,000	621,593	(46,593)
Brazil Real BRL 527,550	Sell	07/02/08	300,000	329,081	(29,081)
Brazil Real BRL 1,275,275	Sell	07/02/08	725,000	795,506	(70,506)
Brazil Real BRL 1,304,637	Sell	12/02/08	725,000	782,482	(57,482)
Brazil Real BRL 403,763	Sell	12/02/08	225,000	242,165	(17,165)
Brazil Real BRL 895,000	Sell	12/02/08	500,000	536,794	(36,794)
Brazil Real BRL 45,825	Sell	12/02/08	25,000	27,484	(2,484)
Brazil Real BRL 412,088	Sell	12/02/08	225,000	247,158	(22,158)
Brazil Real BRL 547,200	Sell	12/02/08	300,000	328,194	(28,194)
Brazil Real BRL 501,738	Sell	12/02/08	275,000	300,927	(25,927)
Brazil Real BRL 956,813	Sell	12/02/08	525,000	573,867	(48,867)
Brazil Real BRL 306,338	Sell	07/02/08	175,000	191,091	(16,091)
Brazil Real BRL 572,163	Sell	07/02/08	325,000	356,910	(31,910)
Brazil Real BRL 43,450	Sell	07/02/08	25,000	27,104	(2,104)
Brazil Real BRL 130,538	Sell	07/02/08	75,000	81,428	(6,428)
Brazil Real BRL 476,300	Sell	07/02/08	275,000	297,112	(22,112)
Brazil Real BRL 1,548,395	Sell	12/02/08	904,701	928,681	(23,980)
EURO EUR 12,968,000	Sell	07/24/08	20,183,006	20,391,357	(208,351)
British Pound Sterling GBP 1,749,000	Sell	08/11/08	3,442,247	3,472,088	(29,841)
British Pound Sterling GBP 1,466,000	Sell	08/11/08	2,905,407	2,910,281	(4,874)
India Rupees INR 265,542,150	Sell	11/12/08	6,181,149	6,049,985	131,164
Japanese Yen JPY 42,931,000	Sell	07/28/08	398,247	404,973	(6,726)
Korea (South) Won KRW 192,178,495	Sell	08/04/08	188,042	183,447	4,595
Korea (South) Won KRW 418,560,000	Sell	08/04/08	400,000	399,542	458
Korea (South) Won KRW 419,600,000	Sell	08/04/08	400,000	400,535	(535)
Korea (South) Won KRW 419,480,000	Sell	08/04/08	400,000	400,420	(420)
Korea (South) Won KRW 835,840,000	Sell	08/04/08	800,000	797,862	2,138
Korea (South) Won KRW 452,969,505	Sell	08/04/08	433,464	432,388	1,076
Mexico Pesos MXN 16,739,680	Sell	07/10/08	1,514,150	1,620,659	(106,509)
Mexico Pesos MXN 16,739,680	Sell	07/10/08	1,507,373	1,620,659	(113,286)
Russia Rubles RUB 53,156,250	Sell	07/10/08	2,233,456	2,265,939	(32,483)

					$(1,189,328)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Written Options Open on June 30, 2008:

Interest Rate Swaptions

		Floating Rate Index/
		Underlying	Pay/Receive	Exercise	Expiration	Notional	Premium
Description	Counterparty	Reference Entity	Floating	Rate	Date	Amount	Received	Value

Call-OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.650%	07/25/08	USD 27,700,000	$293,620	$(62,143)
Call-OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	07/06/09	USD 24,500,000	683,550	(769,151)
Call-OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/09	USD 60,000,000	1,554,000	(2,388,815)
Call-OTC Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Receive	5.150%	09/08/09	USD 5,800,000	179,655	(230,919)
Call-OTC Interest Rate Swap	Lehman Brothers Special Financing Inc.	3-Month USD-LIBOR	Receive	4.680%	12/19/08	USD 3,700,000	116,920	(84,630)
Call-OTC Interest Rate Swap	Lehman Brothers Special Financing Inc.	3-Month USD-LIBOR	Receive	4.900%	07/06/09	USD 67,800,000	1,916,198	(2,128,506)
Call-OTC Interest Rate Swap	Morgan Stanley Capital Services Inc.	3-Month USD-LIBOR	Receive	4.900%	07/06/09	USD 59,100,000	1,666,620	(1,855,379)
Call-OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.550%	09/18/09	USD 59,200,000	1,608,760	(1,337,166)
Call-OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/09	USD 18,200,000	562,607	(724,607)

							$8,581,930	$(9,581,316)

Credit Default Swaptions

		Floating Rate Index/
		Underlying	Pay/Receive	Exercise	Expiration	Notional	Premium
Description	Counterparty	Reference Entity	Floating	Rate	Date	Amount	Received	Value

Payer-OTC Interest Rate Swap	Barclays Bank PLC	CDX.NA.IG.10 Index	Pay	1.500%	09/22/08	USD 300,000	$5,700	$(2,985)
Payer-OTC Interest Rate Swap	Credit Suisse International	CDX.NA.IG.10 Index	Pay	1.500%	09/20/08	USD 1,500,000	27,450	(14,925)
Receiver-OTC Interest Rate Swap	Barclays Bank PLC	CDX.NA.IG.10 Index	Receive	1.500%	09/22/08	USD 300,000	5,700	(3,255)

Receiver-OTC Interest Rate Swap	Credit Suisse International	CDX.NA.IG.10 Index	Receive	1.500%	09/20/08	USD 1,500,000	29,250	(16,275)

							$68,100	$(37,440)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2008:

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)

Receive a fixed rate equal to 7.910% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	05/14/09	MXN	38,000,000	$(25,852)
Receive a fixed rate equal to 7.910% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Morgan Stanley Capital Services Inc.	05/14/09	MXN	49,000,000	(33,336)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	12/17/09	USD	800,000	(1,838)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	12/17/09	USD	1,700,000	(3,068)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/10	USD	216,600,000	21,568
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	12/17/10	USD	47,600,000	(170,224)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	12/17/10	USD	63,600,000	(211,142)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/17/10	USD	10,500,000	(37,998)
Receive a fixed rate equal to 10.680% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC, London	01/02/12	BRL	38,900,000	(2,288,698)
Receive a fixed rate equal to 10.150% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Capital Markets, L.P.	01/02/12	BRL	4,900,000	(309,271)
Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	52,000,000	(3,576,623)
Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 4.750% Counterparty: Goldman Sachs Capital Markets, L.P.	09/17/13	EUR	5,100,000	179,061
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Citibank N.A., New York	12/17/13	USD	800,000	5,884
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000% Counterparty: The Royal Bank of Scotland PLC	12/17/13	USD	5,700,000	(23,951)
Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	09/17/18	EUR	2,700,000	64,016
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services Inc.	12/17/18	USD	1,600,000	23,411

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited) (continued)

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	12/17/18	USD	2,600,000	(9,796)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/17/18	USD	26,300,000	(128,022)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	12/17/28	USD	9,800,000	(130,695)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/17/28	USD	19,800,000	38,711
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	12/17/38	USD	1,300,000	(18,998)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/17/38	USD	5,700,000	15,744
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	12/17/38	USD	8,400,000	7,284
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/17/38	USD	5,000,000	(166,690)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	03/18/39	GBP	2,800,000	80,569

				$(6,699,954)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on June 30, 2008:

						Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Notional	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount	(Depreciation)

Goldman Sachs International	Aramark Services 8.500%, 02/01/15	Sell	4.500	09/20/13	USD 100,000	$(1,631)
Merrill Lynch International	CDX.NA.HY.9 (25-35% Tranche)	Sell	3.230	12/20/12	USD 7,500,000	(596,095)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index (25-35% Tranche)	Sell	3.300	12/20/12	USD 1,400,000	(105,860)
Merrill Lynch International	CDX.NA.HY.9 Index (25-35% Tranche)	Sell	4.530	12/20/10	USD 7,600,000	303,871
Merrill Lynch International	CDX.NA.HY.9 Index (35-100% Tranche)	Sell	1.550	12/20/10	USD 894,289	8,724
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD 1,600,000	15,322
Barclays Bank PLC, London	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD 800,000	3,604
Deutsche Bank AG	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD 13,600,000	54,624
Goldman Sachs International	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD 2,500,000	11,533
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD 2,400,000	11,332
Citibank N.A., New York	Celestica Inc. 7.625%, 07/01/13	Sell	4.350	09/20/13	USD 450,000	(10,407)
Goldman Sachs International	Community Health Systems 8.875%, 07/15/15	Sell	4.570	09/20/13	USD 2,300,000	(30,646)
Lehman Brothers Special Financing Inc.	CSC Holdings Inc. 7.625%, 07/15/18	Sell	2.520	09/20/12	USD 2,000,000	(144,539)
Citibank N.A., New York	Dynegy Holdings Inc. 6.875%, 04/01/11	Sell	2.570	09/20/12	USD 150,000	(8,437)
Citibank N.A., New York	Dynegy Holdings Inc. 8.375%, 05/01/16	Sell	4.400	09/20/13	USD 100,000	(540)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	1.450	12/20/08	USD 4,000,000	(165,967)
Lehman Brothers Special Financing Inc.	Ford Motor Credit Co. 7.250%, 10/25/11	Sell	4.000	12/20/08	USD 2,000,000	(59,944)
Citibank N.A., New York	Forest Oil Corp. 7.750%, 05/14/10	Sell	2.250	12/20/12	USD 400,000	(4,564)
Citibank N.A., New York	Freescale Semiconductor 8.875%, 12/15/14	Sell	5.000	09/20/13	USD 450,000	(17,320)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	6.700	12/20/12	USD 300,000	(85,215)
Citibank N.A., New York	General Motors 7.125%, 07/15/14	Sell	7.100	09/20/12	USD 4,000,000	(1,074,008)
Citibank N.A., New York	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	4.650	06/20/15	USD 300,000	(6,425)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	USD 340,000	(32,357)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	06/20/09	USD 1,120,000	(38,943)
Lehman Brothers Special Financing Inc.	GMAC LLC 6.875%, 08/28/12	Sell	7.950	12/20/12	USD 500,000	(100,482)
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	USD 1,900,000	(199,819)
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	09/20/13	USD 9,000,000	(232,948)
Citibank N.A., New York	Goodyear Tire and Rubber 9.000%, 07/01/15	Sell	3.650	06/20/13	USD 500,000	(18,717)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited) (continued)

						Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Notional	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount	(Depreciation)

Citibank N.A., New York	Nortel Networks 4.250%, 09/01/08	Sell	2.050	06/20/11	USD 1,500,000	(133,738)
Citibank N.A., New York	Nortel Networks 4.250%, 09/01/08	Sell	5.000	03/20/13	USD 2,700,000	261,958
Lehman Brothers Special Financing Inc.	Nortel Networks 4.250%, 09/01/08	Buy	(1.520)	06/20/10	USD 1,500,000	81,580
Goldman Sachs International	NRG Energy Inc. 7.250%, 02/01/14	Sell	4.200	09/20/13	USD 225,000	(2,423)
	OJSC Russian Agricultural Bank/RSHB
Barclays Bank PLC, London	Capital SA Multiple Obligations	Sell	0.760	02/20/09	USD 2,000,000	(13,133)
	OJSC Russian Agricultural Bank/RSHB
Barclays Bank PLC, London	Capital SA Multiple Obligations	Sell	0.740	03/20/09	USD 1,500,000	(11,508)
Goldman Sachs International	Reliant Energy Inc. 6.750%, 12/15/14	Sell	3.850	09/20/13	USD 1,700,000	(20,761)
Credit Suisse International	Sanmina-Sci Corp. 8.125%, 03/01/16	Sell	4.220	09/20/12	USD 350,000	(26,582)
Merrill Lynch International	Sanmina-SCI Corp. 8.125%, 03/01/16	Sell	6.430	06/20/13	USD 1,000,000	(16,996)
Barclays Bank PLC, London	Sprint Nextel Corp. 6.000%, 12/01/16	Sell	7.150	06/20/09	USD 1,600,000	77,097
Goldman Sachs International	Station Casinos 6.000%, 04/01/12	Sell	5.000	06/20/13	USD 900,000	(50,546)
Goldman Sachs International	Station Casinos 6.000%, 04/01/12	Sell	5.000	06/20/13	USD 500,000	(29,331)
Lehman Brothers Special Financing Inc.	Station Casinos 6.000%, 04/01/12	Sell	5.000	06/20/12	USD 600,000	(29,044)
Merrill Lynch International	Station Casinos 6.000%, 04/01/12	Sell	5.000	06/20/13	USD 450,000	(21,898)
Merrill Lynch International	Station Casinos 6.000%, 04/01/12	Sell	5.000	06/20/13	USD 850,000	(39,237)
Deutsche Bank AG	Sungard Data Systems Inc. 9.125%, 08/15/13	Sell	4.500	09/20/13	USD 2,350,000	(44,115)

						$(2,544,531)

ING PIMCO High Yield Portfolio Total Return Swap Agreements Outstanding on June 30, 2008:

		Notional	Unrealized
	Termination	Principal	Appreciation/
	Date	Amount	(Depreciation)

Receive positive total return on Motorola Inc. (MOT, 26,400 shs.) and pay a floating rate based on 3-month USD-LIBOR plus .25% plus the absolute value of any negative total return on Motorola Inc.
Counterparty: Merrill Lynch International	07/28/08	USD 252,120	$(49,379)
Receive positive total return on Sandridge Energy Inc. (SD, 36,400 shs.) and pay a floating rate based on 3-month USD-LIBOR plus .25% plus the absolute value of any negative total return on Sandridge Energy Inc.
Counterparty: Merrill Lynch International	07/28/08	USD 1,654,380	649,774

			$600,395

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$104,330,538	$—
Level 2 — Other Significant Observable Inputs	798,967,204	(26,655,387)
Level 3 — Significant Unobservable Inputs	8,296,955	(358,132)

Total	$911,594,697	$(27,013,519)

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio
as of June 30, 2008 (Unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments**

Balance at 12/31/07	$7,080,084	$(199,688)
Net purchases (sales)	1,353,894	(68,100)
Total realized and unrealized gain (loss)	(100,307)	(90,344)
Amortization of premium/discount	(36,716)	—
Transfers in and/or out of Level 3	—	—

Balance at 06/30/08	$8,296,955	$(358,132)

**	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(195,211). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.5%

		Aerospace/Defense: 1.8%
45,116		United Technologies Corp.	$2,783,657

			2,783,657

		Apparel: 1.3%
26,533		VF Corp.	1,888,619

			1,888,619

		Auto Manufacturers: 2.4%
85,919		Paccar, Inc.	3,593,992

			3,593,992

		Auto Parts & Equipment: 1.9%
98,014		Johnson Controls, Inc.	2,811,042

			2,811,042

		Banks: 6.8%
85,549		Bank of America Corp.	2,042,055
13,373		Northern Trust Corp.	916,987
88,314		Regions Financial Corp.	963,506
22,934		SunTrust Bank	830,669
93,199		US Bancorp.	2,599,320
52,357		Wells Fargo & Co.	1,243,479
93,089		Whitney Holding Corp.	1,703,529

			10,299,545

		Beverages: 1.0%
12,917		Coca-Cola Co.	671,426
13,615		PepsiCo, Inc.	865,778

			1,537,204

		Chemicals: 6.3%
20,037		Air Products & Chemicals, Inc.	1,980,858
102,748		Dow Chemical Co.	3,586,933
40,947		EI Du Pont de Nemours & Co.	1,756,217
115,754		Valspar Corp.	2,188,908

			9,512,916

		Cosmetics/Personal Care: 1.8%
39,694		Colgate-Palmolive Co.	2,742,855

			2,742,855

		Distribution/Wholesale: 1.0%
38,993		Genuine Parts Co.	1,547,242

			1,547,242

		Diversified Financial Services: 0.5%
12,968		T. Rowe Price Group, Inc.	732,303

			732,303

		Electric: 7.7%
98,766		Duke Energy Corp.	1,716,553
25,677		Edison International	1,319,284
69,058		NSTAR	2,335,542
67,713		PG&E Corp.	2,687,529
42,299		Public Service Enterprise Group, Inc.	1,942,793
46,482		Southern Co.	1,623,151

			11,624,852

		Electrical Components & Equipment: 2.5%
76,027		Emerson Electric Co.	3,759,535

			3,759,535

		Entertainment: 1.7%
103,646	@	Cedar Fair LP	1,947,508
36,484		Regal Entertainment Group	557,476

			2,504,984

		Environmental Control: 1.0%
39,466		Mine Safety Appliances Co.	1,578,245

			1,578,245

		Food: 9.3%
65,872		Campbell Soup Co.	2,204,077
34,509		General Mills, Inc.	2,097,112
44,264		Hershey Co.	1,450,974
65,500		HJ Heinz Co.	3,134,175
13,371		JM Smucker Co.	543,397
23,081		Kellogg Co.	1,108,350
88,191		Kraft Foods, Inc.	2,509,034
13,787		WM Wrigley Jr. Co.	1,072,353

			14,119,472

		Forest Products & Paper: 1.9%
39,630		Plum Creek Timber Co., Inc.	1,692,597
24,031		Weyerhaeuser Co.	1,228,945

			2,921,542

		Gas: 1.0%
41,932		AGL Resources, Inc.	1,450,009

			1,450,009

		Hand/Machine Tools: 0.5%
13,153		Snap-On, Inc.	684,088

			684,088

		Household Products/Wares: 0.8%
24,552		Clorox Co.	1,281,614

			1,281,614

		Insurance: 5.6%
53,593		Chubb Corp.	2,626,593
47,141		Lincoln National Corp.	2,136,430
46,067		Safeco Corp.	3,093,860
13,380		Travelers Cos., Inc.	580,692

			8,437,575

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Iron/Steel: 1.2%
24,822		Nucor Corp.	$1,853,459

			1,853,459

		Machinery — Diversified: 0.7%
28,208		Gorman-Rupp Co.	1,123,807

			1,123,807

		Media: 2.4%
52,236		CBS Corp. — Class B	1,018,080
21,098		McGraw-Hill Cos., Inc.	846,452
111,765		New York Times Co.	1,720,063

			3,584,595

		Metal Fabricate/Hardware: 1.0%
45,558		Timken Co.	1,500,681

			1,500,681

		Mining: 5.2%
128,785		Alcoa, Inc.	4,587,319
28,860		Compass Minerals International, Inc.	2,324,962
18,082	@@	Teck Cominco Ltd.	867,032

			7,779,313

		Oil & Gas: 13.3%
35,835		Chevron Corp.	3,552,324
40,484		ConocoPhillips	3,821,285
59,447		Equitable Resources, Inc.	4,105,410
88,912		Questar Corp.	6,316,308
27,839	@@	Royal Dutch Shell PLC ADR — Class A	2,274,725

			20,070,052

		Pharmaceuticals: 5.9%
41,427		Abbott Laboratories	2,194,388
30,643		Eli Lilly & Co.	1,414,481
80,104		Merck & Co., Inc.	3,019,120
129,475		Pfizer, Inc.	2,261,928

			8,889,917

		Pipelines: 1.4%
70,957		Spectra Energy Corp.	2,039,304

			2,039,304

		Retail: 0.5%
13,589		McDonald’s Corp.	763,974

			763,974

		Semiconductors: 2.1%
65,906		Applied Materials, Inc.	1,258,146
64,982		Microchip Technology, Inc.	1,984,550

			3,242,696

		Telecommunications: 5.0%
70,465		AT&T, Inc.	2,373,966
127,182		Citizens Communications Co.	1,442,244
15,038		Embarq Corp.	710,846
45,858		Verizon Communications, Inc.	1,623,373
115,901		Windstream Corp.	1,430,218

			7,580,647

		Total Common Stock (Cost $154,373,194)	144,239,736

REAL ESTATE INVESTMENT TRUSTS: 3.3%

		Apartments: 0.8%
30,157		Equity Residential	1,154,108

			1,154,108

		Diversified: 1.0%
46,212		Liberty Property Trust	1,531,928

			1,531,928

		Shopping Centers: 1.5%
29,499		Developers Diversified Realty Corp.	1,023,910
38,241		Kimco Realty Corp.	1,320,079

			2,343,989

		Total Real Estate Investment Trusts (Cost $5,708,145)	5,030,025

		Total Long-Term Investments (Cost $160,081,339)	149,269,761

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 0.6%

		U.S. Government Agency Obligations: 0.6%
$891,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$890,955

		Total Short-Term Investments (Cost $890,955)	890,955

	Total Investments in Securities
	(Cost $160,972,294)*	99.4%	$150,160,716
	Other Assets and Liabilities - Net	0.6	939,094

	Net Assets	100.0%	$151,099,810

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is

Net unrealized depreciation consists of: $161,217,995.

Gross Unrealized Appreciation	$9,054,651
Gross Unrealized Depreciation	(20,111,930)

Net Unrealized Depreciation	$(11,057,279)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio
as of June 30, 2008 (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$149,269,761	$—
Level 2 — Other Significant Observable Inputs	890,955	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$150,160,716	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.4%

		Aerospace/Defense: 3.2%
21,437		General Dynamics Corp.	$1,804,995
28,262		United Technologies Corp.	1,743,765

			3,548,760

		Apparel: 0.6%
23,210	@	Coach, Inc.	670,305

			670,305

		Auto Manufacturers: 2.2%
67,691	@	Ford Motor Co.	325,594
49,817		Paccar, Inc.	2,083,845

			2,409,439

		Auto Parts & Equipment: 2.0%
8,431		BorgWarner, Inc.	374,168
64,057		Johnson Controls, Inc.	1,837,155

			2,211,323

		Banks: 3.6%
7,326	@@	Banco Bilbao Vizcaya Argentaria SA ADR	138,974
4,027		Bank of America Corp.	96,124
11,509		Bank of New York Mellon Corp.	435,385
19,271		SunTrust Bank	697,996
41,237		US Bancorp.	1,150,100
40,675		Wells Fargo & Co.	966,031
15,831		Zions Bancorp.	498,518

			3,983,128

		Beverages: 2.4%
16,044		Coca-Cola Co.	833,967
27,722		PepsiCo, Inc.	1,762,842

			2,596,809

		Chemicals: 3.1%
8,396		Air Products & Chemicals, Inc.	830,029
21,179		Dow Chemical Co.	739,359
11,915		Ecolab, Inc.	512,226
17,524		EI Du Pont de Nemours & Co.	751,604
5,509		Praxair, Inc.	519,168

			3,352,386

		Commercial Services: 0.8%
20,510		Automatic Data Processing, Inc.	859,369

			859,369

		Computers: 3.5%
31,383	@	Dell, Inc.	686,660
8,306	@	DST Systems, Inc.	457,245
22,864	@	EMC Corp.	335,872
46,066		Hewlett-Packard Co.	2,036,578
25,146	@	Sun Microsystems, Inc.	273,588

			3,789,943

		Cosmetics/Personal Care: 1.9%
23,758		Colgate-Palmolive Co.	1,641,678
9,961		Estee Lauder Cos., Inc.	462,688

			2,104,366

		Diversified Financial Services: 2.3%
18,957		American Express Co.	714,110
4,932		Franklin Resources, Inc.	452,018
8,027		JPMorgan Chase & Co.	275,406
18,148		T. Rowe Price Group, Inc.	1,024,818

			2,466,352

		Electric: 1.1%
12,571		Public Service Enterprise Group, Inc.	577,386
17,437		Southern Co.	608,900

			1,186,286

		Electrical Components & Equipment: 0.9%
18,814		Emerson Electric Co.	930,352

			930,352

		Food: 6.3%
26,792		Campbell Soup Co.	896,460
15,067		General Mills, Inc.	915,622
31,546		Hershey Co.	1,034,078
25,112		HJ Heinz Co.	1,201,609
11,044		Kellogg Co.	530,333
42,462		Kraft Foods, Inc.	1,208,044
6,770	@@	Nestle SA	305,088
27,789		Sysco Corp.	764,475

			6,855,709

		Healthcare — Products: 6.0%
25,763		Becton Dickinson & Co.	2,094,532
16,346		CR Bard, Inc.	1,437,631
18,603		Medtronic, Inc.	962,705
25,571	@	St. Jude Medical, Inc.	1,045,342
14,556	@	Zimmer Holdings, Inc.	990,536

			6,530,746

		Household Products/Wares: 0.2%
4,402		Clorox Co.	229,784

			229,784

		Insurance: 4.2%
40,097		Chubb Corp.	1,965,154
11,628		Hartford Financial Services Group, Inc.	750,820
17,822		Metlife, Inc.	940,467
14,344		Safeco Corp.	963,343

			4,619,784

		Machinery — Construction & Mining: 1.2%
18,065		Caterpillar, Inc.	1,333,558

			1,333,558

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Machinery — Diversified: 2.2%
26,834		Deere & Co.	$1,935,536
11,094		Rockwell Automation, Inc.	485,141

			2,420,677

		Media: 4.9%
12,398		Gannett Co., Inc.	268,665
23,724		John Wiley & Sons, Inc.	1,068,292
51,903		McGraw-Hill Cos., Inc.	2,082,348
86,585	@@	Reed Elsevier NV	1,449,073
16,011		Walt Disney Co.	499,543

			5,367,921

		Mining: 6.4%
48,262		Alcoa, Inc.	1,719,092
8,265		Freeport-McMoRan Copper & Gold, Inc.	968,575
26,855	@@	Rio Tinto PLC	3,234,065
10,353	@@	Teck Cominco Ltd.	496,426
7,879	@@	Xstrata PLC	627,644

			7,045,802

		Miscellaneous Manufacturing: 2.3%
10,951		3M Co.	762,080
26,311		General Electric Co.	702,241
5,125		Honeywell International, Inc.	257,685
5,608		Illinois Tool Works, Inc.	266,436
6,810		Parker Hannifin Corp.	485,689

			2,474,131

		Office/Business Equipment: 1.5%
30,964	@@	Canon, Inc. ADR	1,585,666

			1,585,666

		Oil & Gas: 8.2%
18,701		Apache Corp.	2,599,439
41,589		Chevron Corp.	4,122,718
17,050		ExxonMobil Corp.	1,502,617
9,379	@@	Royal Dutch Shell PLC ADR — Class A	766,358

			8,991,132

		Pharmaceuticals: 6.8%
26,773		Abbott Laboratories	1,418,166
16,884	@	Barr Pharmaceuticals, Inc.	761,131
18,969		Eli Lilly & Co.	875,609
16,253		Merck & Co., Inc.	612,576
47,570		Pfizer, Inc.	831,048
2,091	@@	Roche Holding AG	375,904
8,330	@@	Roche Holding Ltd. ADR	752,366
63,056		Schering-Plough Corp.	1,241,573
12,638	@@	Teva Pharmaceutical Industries Ltd. ADR	578,820

			7,447,193

		Retail: 6.3%
20,280		CVS Caremark Corp.	802,480
23,610		JC Penney Co., Inc.	856,807
33,070		Lowe’s Cos., Inc.	686,203
26,928		Nordstrom, Inc.	815,918
17,848		Staples, Inc.	423,890
38,158		Target Corp.	1,773,965
48,856		Walgreen Co.	1,588,309

			6,947,572

		Semiconductors: 3.0%
40,613		Applied Materials, Inc.	775,302
59,212		Intel Corp.	1,271,874
45,775		Texas Instruments, Inc.	1,289,024

			3,336,200

		Software: 1.6%
20,956	@	Adobe Systems, Inc.	825,457
8,509	@	Fiserv, Inc.	386,053
19,263		Microsoft Corp.	529,925

			1,741,435

		Telecommunications: 5.7%
67,857		AT&T, Inc.	2,286,102
30,691	@	Cisco Systems, Inc.	713,873
19,980		Corning, Inc.	460,539
47,133		Motorola, Inc.	345,956
68,336	@@	Nokia OYJ ADR	1,674,232
16,920		Verizon Communications, Inc.	598,968
14,733		Windstream Corp.	181,805

			6,261,475

		Transportation: 5.0%
12,683		Burlington Northern Santa Fe Corp.	1,266,905
20,915	@@	Canadian National Railway Co.	1,005,593
50,522		Norfolk Southern Corp.	3,166,216

			5,438,714

		Total Common Stock (Cost $103,293,895)	108,736,317

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 0.2%

		U.S. Government Agency Obligations: 0.2%
$245,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$244,988

		Total Short-Term Investments (Cost $244,988)	244,988

	Total Investments in Securities
	(Cost $103,538,883)*	99.6%	$108,981,305
	Other Assets and Liabilities - Net	0.4	490,084

	Net Assets	100.0%	$109,471,389

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $103,904,837.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$15,202,823
Gross Unrealized Depreciation	(10,126,355)

Net Unrealized Appreciation	$5,076,468

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio
as of June 30, 2008 (Unaudited) (continued)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$102,744,543	$—
Level 2 — Other Significant Observable Inputs	6,236,762	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$108,981,305	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 90.6%

		Advertising: 2.4%
2,826,866	@,L	Interpublic Group of Cos., Inc.	$24,311,045

			24,311,045

		Agriculture: 1.3%
192,262	@	Lorillard, Inc.	13,296,840

			13,296,840

		Banks: 2.2%
92,100		City National Corp.	3,874,647
235,566		Keycorp.	2,586,515
224,586	L	Marshall & Ilsley Corp.	3,442,903
149,913		PNC Financial Services Group, Inc.	8,560,032
122,455	L	Zions Bancorp.	3,856,108

			22,320,205

		Beverages: 1.9%
134,940		Anheuser-Busch Cos., Inc.	8,382,473
192,763		Molson Coors Brewing Co.	10,472,814

			18,855,287

		Chemicals: 1.8%
42,400	@@	Agrium, Inc.	4,559,696
342,678		International Flavors & Fragrances, Inc.	13,385,003

			17,944,699

		Coal: 0.8%
84,500		Massey Energy Co.	7,921,875

			7,921,875

		Commercial Services: 1.8%
531,015	L	Equifax, Inc.	17,852,724

			17,852,724

		Computers: 7.9%
428,283	@	Computer Sciences Corp.	20,060,776
642,500	@	Dell, Inc.	14,057,900
213,773	L	Imation Corp.	4,899,677
813,810	@	NCR Corp.	20,508,012
301,210	@	Sun Microsystems, Inc.	3,277,165
728,130	@	Teradata Corp.	16,848,928

			79,652,458

		Cosmetics/Personal Care: 1.7%
374,805		Estee Lauder Cos., Inc.	17,409,692

			17,409,692

		Distribution/Wholesale: 2.1%
257,020		WW Grainger, Inc.	21,024,236

			21,024,236

		Diversified Financial Services: 2.3%
280,383	@@	Lazard Ltd.	9,575,079
310,499		Legg Mason, Inc.	13,528,441

			23,103,520

		Electric: 7.7%
278,399		American Electric Power Co., Inc.	11,199,992
385,477		Edison International	19,805,808
201,914		FirstEnergy Corp.	16,623,580
428,282		NSTAR	14,484,497
128,462		PPL Corp.	6,714,709
192,726		Public Service Enterprise Group, Inc.	8,851,905

			77,680,491

		Engineering & Construction: 1.2%
340,419		KBR, Inc.	11,884,027

			11,884,027

		Environmental Control: 2.8%
182,039		Republic Services, Inc.	5,406,558
599,598		Waste Management, Inc.	22,610,841

			28,017,399

		Food: 3.8%
813,811		Kroger Co.	23,494,724
492,589		Safeway, Inc.	14,063,416

			37,558,140

		Gas: 1.8%
317,945		Sempra Energy	17,947,995

			17,947,995

		Healthcare — Products: 1.3%
351,889		Cooper Cos., Inc.	13,072,676

			13,072,676

		Healthcare — Services: 1.1%
278,372		Aetna, Inc.	11,282,417

			11,282,417

		Home Builders: 0.5%
487,725	L	D.R. Horton, Inc.	5,291,816

			5,291,816

		Household Products/Wares: 2.3%
308,225		Avery Dennison Corp.	13,540,324
148,256		Fortune Brands, Inc.	9,252,657

			22,792,981

		Insurance: 8.6%
460,461		AON Corp.	21,153,578
202,110		Lincoln National Corp.	9,159,625

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
848,816		Progressive Corp.	$15,889,836
257,043	@@	RenaissanceRe Holdings Ltd.	11,482,111
1,374,207		UnumProvident Corp.	28,102,533

			85,787,683

		Lodging: 0.8%
226,100	@	MGM Mirage	7,662,529

			7,662,529

		Media: 2.4%
388,475		CBS Corp. — Class B	7,571,378
287,818	@	Viacom — Class B	8,789,962
257,020		Walt Disney Co.	8,019,024

			24,380,364

		Mining: 3.1%
128,461		Freeport-McMoRan Copper & Gold, Inc.	15,054,345
310,498		Newmont Mining Corp.	16,195,576

			31,249,921

		Miscellaneous Manufacturing: 0.5%
139,237		Crane Co.	5,364,802

			5,364,802

		Office/Business Equipment: 2.1%
171,265		Pitney Bowes, Inc.	5,840,137
1,113,632		Xerox Corp.	15,100,850

			20,940,987

		Oil & Gas: 6.8%
49,150		Devon Energy Corp.	5,905,864
73,700		ENSCO International, Inc.	5,950,538
74,339		Hess Corp.	9,380,838
224,890		Marathon Oil Corp.	11,665,044
339,829		Questar Corp.	24,141,452
513,935	L	Tesoro Petroleum Corp.	10,160,495
21,150		XTO Energy, Inc.	1,448,987

			68,653,218

		Oil & Gas Services: 0.6%
116,106	@	Weatherford International Ltd.	5,757,697

			5,757,697

		Packaging & Containers: 2.1%
439,009		Ball Corp.	20,958,290

			20,958,290

		Pharmaceuticals: 4.2%
353,350	@	Barr Pharmaceuticals, Inc.	15,929,018
1,006,531		Omnicare, Inc.	26,391,243

			42,320,261

		Pipelines: 2.3%
1,049,330	L	El Paso Corp.	22,812,434

			22,812,434

		Retail: 3.7%
74,500		Abercrombie & Fitch Co.	4,669,660
685,303		Gap, Inc.	11,424,001
192,765		JC Penney Co., Inc.	6,995,442
278,300		Limited Brands, Inc.	4,689,355
342,335		Liz Claiborne, Inc.	4,844,040
386,800	L	RadioShack Corp.	4,746,036

			37,368,534

		Savings & Loans: 1.0%
636,195	L	People’s United Financial, Inc.	9,924,642

			9,924,642

		Semiconductors: 2.4%
233,650		Analog Devices, Inc.	7,423,061
503,265		Applied Materials, Inc.	9,607,329
328,974		National Semiconductor Corp.	6,757,126

			23,787,516

		Transportation: 1.3%
214,215		CSX Corp.	13,454,844

			13,454,844

		Total Common Stock (Cost $936,903,773)	909,644,245

REAL ESTATE INVESTMENT TRUSTS: 3.4%

		Mortgage: 1.4%
892,016		Annaly Capital Management, Inc.	13,835,168

			13,835,168

		Office Property: 0.5%
53,480		Boston Properties, Inc.	4,824,966

			4,824,966

		Storage: 0.8%
96,330		Public Storage, Inc.	7,782,501

			7,782,501

		Warehouse/Industrial: 0.7%
136,210	L	Prologis	7,403,014

			7,403,014

		Total Real Estate Investment Trusts (Cost $33,982,371)	33,845,649

		Total Long-Term Investments (Cost $970,886,144)	943,489,894

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 9.5%

		U.S. Government Agency Obligations: 5.9%
$59,155,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$59,152,042

		Total U.S. Government Agency Obligations (Cost $59,152,042)	59,152,042

		Securities Lending CollateralCC: 3.6%
35,690,919		Bank of New York Mellon Corp. Institutional Cash Reserves	35,690,919

		Total Securities Lending Collateral (Cost $35,690,919)	35,690,919

		Total Short-Term Investments (Cost $94,842,961)	94,842,961

	Total Investments in Securities
	(Cost $1,065,729,105)*	103.5%	$1,038,332,855
	Other Assets and Liabilities - Net	(3.5)	(34,835,904)

	Net Assets	100.0%	$1,003,496,951

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio
as of June 30, 2008 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $1,070,088,763.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$66,652,148
Gross Unrealized Depreciation	(98,408,056)

Net Unrealized Depreciation	$(31,755,908)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$979,180,813	$—
Level 2 — Other Significant Observable Inputs	59,152,042	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,038,332,855	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.1%

		Advertising: 0.2%
19,425	@,L	Interpublic Group of Cos., Inc.	$167,055
13,162		Omnicom Group	590,711

			757,766

		Aerospace/Defense: 2.2%
30,882		Boeing Co.	2,029,565
16,351		General Dynamics Corp.	1,376,754
5,119		Goodrich Corp.	242,948
5,090		L-3 Communications Holdings, Inc.	462,528
13,857		Lockheed Martin Corp.	1,367,132
14,090		Northrop Grumman Corp.	942,621
17,437		Raytheon Co.	981,354
6,648		Rockwell Collins, Inc.	318,838
40,086		United Technologies Corp.	2,473,306

			10,195,046

		Agriculture: 1.8%
86,192		Altria Group, Inc.	1,772,108
26,480		Archer-Daniels-Midland Co.	893,700
7,206	@	Lorillard, Inc.	498,367
86,792		Philip Morris International, Inc.	4,286,657
7,072		Reynolds American, Inc.	330,050
6,036	L	UST, Inc.	329,626

			8,110,508

		Airlines: 0.1%
30,152	L	Southwest Airlines Co.	393,182

			393,182

		Apparel: 0.4%
14,015	@	Coach, Inc.	404,753
3,591	L	Jones Apparel Group, Inc.	49,376
15,570		Nike, Inc.	928,128
2,400	L	Polo Ralph Lauren Corp.	150,672
3,551		VF Corp.	252,760

			1,785,689

		Auto Manufacturers: 0.3%
92,268	@,L	Ford Motor Co.	443,809
23,281	L	General Motors Corp.	267,732
14,999	L	Paccar, Inc.	627,408

			1,338,949

		Auto Parts & Equipment: 0.2%
9,862	@,L	Goodyear Tire & Rubber Co.	175,839
24,446		Johnson Controls, Inc.	701,111

			876,950

		Banks: 4.0%
183,289		Bank of America Corp.	4,375,108
47,062		Bank of New York Mellon Corp.	1,780,355
22,543		BB&T Corp.	513,304
15,456	L	Capital One Financial Corp.	587,483
6,189	L	Comerica, Inc.	158,624
23,639		Fifth Third Bancorp.	240,645
7,719	L	First Horizon National Corp.	57,352
15,062	L	Huntington Bancshares, Inc.	86,908
19,952	L	Keycorp.	219,073
3,206	L	M&T Bank Corp.	226,151
10,640	L	Marshall & Ilsley Corp.	163,111
31,300	L	National City Corp.	149,301
7,923		Northern Trust Corp.	543,280
14,258		PNC Financial Services Group, Inc.	814,132
28,554	L	Regions Financial Corp.	311,524
17,569		State Street Corp.	1,124,240
14,500	L	SunTrust Bank	525,190
71,593		US Bancorp.	1,996,729
87,951	L	Wachovia Corp.	1,365,879
135,882	L	Wells Fargo & Co.	3,227,198
4,388	L	Zions Bancorp.	138,178

			18,603,765

		Beverages: 2.4%
29,300		Anheuser-Busch Cos., Inc.	1,820,116
3,435	L	Brown-Forman Corp.	259,583
82,247		Coca-Cola Co.	4,275,199
11,812		Coca-Cola Enterprises, Inc.	204,348
8,065	@,L	Constellation Brands, Inc.	160,171
5,786	L	Molson Coors Brewing Co.	314,353
5,597		Pepsi Bottling Group, Inc.	156,268
65,319		PepsiCo, Inc.	4,153,635

			11,343,673

		Biotechnology: 1.5%
44,759	@	Amgen, Inc.	2,110,834
12,070	@	Biogen Idec, Inc.	674,592
17,960	@,L	Celgene Corp.	1,147,105
10,986	@	Genzyme Corp.	791,212
38,000	@,L	Gilead Sciences, Inc.	2,012,100
2,299	@,L	Millipore Corp.	156,010

			6,891,853

		Building Materials: 0.0%
14,884		Masco Corp.	234,125

			234,125

		Chemicals: 2.1%
8,715		Air Products & Chemicals, Inc.	861,565
2,259		Ashland, Inc.	108,884
38,278		Dow Chemical Co.	1,336,285
3,113		Eastman Chemical Co.	214,361
7,200		Ecolab, Inc.	309,528
37,043		EI Du Pont de Nemours & Co.	1,588,774

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Chemicals (continued)
4,676		Hercules, Inc.	$79,165
3,343		International Flavors & Fragrances, Inc.	130,578
22,559		Monsanto Co.	2,852,360
6,774		PPG Industries, Inc.	388,624
12,838		Praxair, Inc.	1,209,853
5,200		Rohm & Haas Co.	241,488
4,061	L	Sherwin-Williams Co.	186,522
5,294	L	Sigma-Aldrich Corp.	285,135

			9,793,122

		Coal: 0.5%
7,495		Consol Energy, Inc.	842,213
3,300		Massey Energy Co.	309,375
11,220		Peabody Energy Corp.	987,921

			2,139,509

		Commercial Services: 1.0%
5,726	@	Apollo Group, Inc. — Class A	253,433
21,346		Automatic Data Processing, Inc.	894,397
5,127	@	Convergys Corp.	76,187
5,306	L	Equifax, Inc.	178,388
13,418	L	H&R Block, Inc.	287,145
11,406		McKesson Corp.	637,709
5,150	@,L	Monster Worldwide, Inc.	106,142
8,339	L	Moody’s Corp.	287,195
13,200	L	Paychex, Inc.	412,896
6,549	L	Robert Half International, Inc.	156,980
8,787		RR Donnelley & Sons Co.	260,886
8,200		Total System Services, Inc.	182,204
30,491		Western Union Co.	753,738

			4,487,300

		Computers: 4.9%
3,947	@	Affiliated Computer Services, Inc.	211,125
36,269	@	Apple, Inc.	6,072,881
11,900	@,L	Cognizant Technology Solutions Corp.	386,869
6,179	@,L	Computer Sciences Corp.	289,424
83,216	@	Dell, Inc.	1,820,766
20,715		Electronic Data Systems Corp.	510,418
85,072	@	EMC Corp.	1,249,708
101,484		Hewlett-Packard Co.	4,486,608
56,555		International Business Machines Corp.	6,703,464
3,921	@,L	Lexmark International, Inc.	131,079
14,126	@,L	NetApp, Inc.	305,969
9,225	@,L	Sandisk Corp.	172,508
32,136	@,L	Sun Microsystems, Inc.	349,640
7,400	@	Teradata Corp.	171,236
14,659	@	Unisys Corp.	57,903

			22,919,598

		Cosmetics/Personal Care: 2.1%
17,603		Avon Products, Inc.	634,060
20,875		Colgate-Palmolive Co.	1,442,463
4,685	L	Estee Lauder Cos., Inc.	217,618
125,627		Procter & Gamble Co.	7,639,378

			9,933,519

		Distribution/Wholesale: 0.1%
6,767	L	Genuine Parts Co.	268,515
2,650	L	WW Grainger, Inc.	216,770

			485,285

		Diversified Financial Services: 5.1%
47,674		American Express Co.	1,795,880
9,158		Ameriprise Financial, Inc.	372,456
38,243		Charles Schwab Corp.	785,511
11,585		CIT Group, Inc.	78,894
224,001		Citigroup, Inc.	3,754,257
2,270	L	CME Group, Inc.	869,841
24,011	L	Countrywide Financial Corp.	102,047
19,688		Discover Financial Services	259,291
19,507	@,L	E*Trade Financial Corp.	61,252
26,626	L	Federal Home Loan Mortgage Corporation	436,666
43,802	L	Federal National Mortgage Association	854,577
3,579		Federated Investors, Inc.	123,189
6,419		Franklin Resources, Inc.	588,301
16,203		Goldman Sachs Group, Inc.	2,833,905
2,900	@	IntercontinentalExchange, Inc.	330,600
6,032	L	Janus Capital Group, Inc.	159,667
142,071		JPMorgan Chase & Co.	4,874,456
5,845		Legg Mason, Inc.	254,667
28,712	L	Lehman Brothers Holdings, Inc.	568,785
40,574	L	Merrill Lynch & Co., Inc.	1,286,602
45,576		Morgan Stanley	1,643,926
10,900	L	Nyse Euronext	552,194
19,163	@,L	SLM Corp.	370,804
10,710	L	T. Rowe Price Group, Inc.	604,794

			23,562,562

		Electric: 3.7%
27,663	@	AES Corp.	531,406
6,876		Allegheny Energy, Inc.	344,556
8,609		Ameren Corp.	363,558
16,573		American Electric Power Co., Inc.	666,732
13,511		Centerpoint Energy, Inc.	216,852
9,297		CMS Energy Corp.	138,525
11,200		Consolidated Edison, Inc.	437,808
7,337		Constellation Energy Group, Inc.	602,368
23,770		Dominion Resources, Inc.	1,128,837
6,669	L	DTE Energy Co.	283,032
52,043		Duke Energy Corp.	904,507
20,424		Dynegy, Inc. — Class A	174,625
13,402		Edison International	688,595
7,886		Entergy Corp.	950,105
26,948		Exelon Corp.	2,424,242
12,521		FirstEnergy Corp.	1,030,854
16,786		FPL Group, Inc.	1,100,826
3,194	L	Integrys Energy Group, Inc.	162,351
8,300		Pepco Holdings, Inc.	212,895
14,733		PG&E Corp.	584,753
4,191	L	Pinnacle West Capital Corp.	128,957
15,393		PPL Corp.	804,592
10,711		Progress Energy, Inc.	448,041
20,920		Public Service Enterprise Group, Inc.	960,856
31,556	L	Southern Co.	1,101,936
8,671	L	TECO Energy, Inc.	186,340
17,737		Xcel Energy, Inc.	355,982

			16,934,131

		Electrical Components & Equipment: 0.4%
32,093		Emerson Electric Co.	1,586,999
5,770		Molex, Inc.	140,846

			1,727,845

		Electronics: 0.6%
14,822	@	Agilent Technologies, Inc.	526,774
6,963		Applera Corp. — Applied Biosystems Group	233,121
8,635		Jabil Circuit, Inc.	141,700
4,919		PerkinElmer, Inc.	136,994
17,203	@	Thermo Electron Corp.	958,723

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Electronics (continued)
19,675	@@	Tyco Electronics Ltd.	$704,759
4,091	@	Waters Corp.	263,870

			2,965,941

		Engineering & Construction: 0.2%
3,609		Fluor Corp.	671,563
5,000	@	Jacobs Engineering Group, Inc.	403,500

			1,075,063

		Entertainment: 0.1%
12,730		International Game Technology	317,995

			317,995

		Environmental Control: 0.2%
13,882	@	Allied Waste Industries, Inc.	175,191
20,186	L	Waste Management, Inc.	761,214

			936,405

		Food: 1.8%
8,900		Campbell Soup Co.	297,794
20,101		ConAgra Foods, Inc.	387,547
6,220	@	Dean Foods Co.	122,036
13,757		General Mills, Inc.	836,013
6,904	L	Hershey Co.	226,313
12,981		HJ Heinz Co.	621,141
10,480		Kellogg Co.	503,250
62,400		Kraft Foods, Inc.	1,775,280
27,192		Kroger Co.	785,033
5,268		McCormick & Co., Inc.	187,857
18,006		Safeway, Inc.	514,071
29,084		Sara Lee Corp.	356,279
8,733		Supervalu, Inc.	269,762
24,754		Sysco Corp.	680,983
11,220		Tyson Foods, Inc.	167,627
5,800		Whole Foods Market, Inc.	137,402
8,881		WM Wrigley Jr. Co.	690,764

			8,559,152

		Forest Products & Paper: 0.3%
17,622		International Paper Co.	410,593
7,168		MeadWestvaco Corp.	170,885
7,015	L	Plum Creek Timber Co., Inc.	299,611
8,680	L	Weyerhaeuser Co.	443,895

			1,324,984

		Gas: 0.2%
1,823		Nicor, Inc.	77,642
11,326		NiSource, Inc.	202,962
10,267		Sempra Energy	579,572

			860,176

		Hand/Machine Tools: 0.1%
2,492	L	Black & Decker Corp.	143,315
2,349		Snap-On, Inc.	122,171
3,207		Stanley Works	143,770

			409,256

		Healthcare — Products: 3.7%
25,836		Baxter International, Inc.	1,651,954
10,087		Becton Dickinson & Co.	820,073
55,392	@	Boston Scientific Corp.	680,768
20,575	@@	Covidien Ltd.	985,337
4,121		CR Bard, Inc.	362,442
1,600	@,L	Intuitive Surgical, Inc.	431,040
116,020		Johnson & Johnson	7,464,727
46,223		Medtronic, Inc.	2,392,040
5,285	@,L	Patterson Cos., Inc.	155,326
13,951	@	St. Jude Medical, Inc.	570,317
9,833		Stryker Corp.	618,299
5,200	@,L	Varian Medical Systems, Inc.	269,620
9,543	@	Zimmer Holdings, Inc.	649,401

			17,051,344

		Healthcare — Services: 1.0%
19,964		Aetna, Inc.	809,141
11,568		Cigna Corp.	409,392
6,275	@	Coventry Health Care, Inc.	190,886
6,968	@	Humana, Inc.	277,117
4,560	@	Laboratory Corp. of America Holdings	317,513
6,461		Quest Diagnostics	313,165
19,703	@,L	Tenet Healthcare Corp.	109,549
50,549		UnitedHealth Group, Inc.	1,326,911
21,679	@	WellPoint, Inc.	1,033,221

			4,786,895

		Holding Companies — Diversified: 0.1%
7,300	L	Leucadia National Corp.	342,662

			342,662

		Home Builders: 0.1%
5,047	L	Centex Corp.	67,478
11,315	L	D.R. Horton, Inc.	122,768
3,162	L	KB Home	53,533
5,775	L	Lennar Corp.	71,264
8,794		Pulte Homes, Inc.	84,686

			399,729

		Home Furnishings: 0.1%
2,360	L	Harman International Industries, Inc.	97,680
3,056	L	Whirlpool Corp.	188,647

			286,327

		Household Products/Wares: 0.4%
4,333		Avery Dennison Corp.	190,349
5,627		Clorox Co.	293,729
6,328		Fortune Brands, Inc.	394,930
17,237		Kimberly-Clark Corp.	1,030,428

			1,909,436

		Housewares: 0.0%
11,353		Newell Rubbermaid, Inc.	190,617

			190,617

		Insurance: 3.5%
13,681	@@	ACE Ltd.	753,686
19,591		Aflac, Inc.	1,230,315
22,703		Allstate Corp.	1,035,030
110,696	S	American International Group, Inc.	2,929,016
12,292		AON Corp.	564,694
3,900		Assurant, Inc.	257,244
15,087		Chubb Corp.	739,414
6,729		Cincinnati Financial Corp.	170,917
17,840		Genworth Financial, Inc.	317,730
12,954		Hartford Financial Services Group, Inc.	836,440
10,679		Lincoln National Corp.	483,972
14,921		Loews Corp.	699,795
21,098		Marsh & McLennan Cos., Inc.	560,152
8,749	L	MBIA, Inc.	38,408
29,206	L	Metlife, Inc.	1,541,201
5,122	L	MGIC Investment Corp.	31,295
10,616	L	Principal Financial Group, Inc.	445,554
27,841		Progressive Corp.	521,184
17,978	L	Prudential Financial, Inc.	1,074,006
3,679		Safeco Corp.	247,082
3,679		Torchmark Corp.	215,773
24,843		Travelers Cos., Inc.	1,078,186

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Insurance (continued)
14,227		UnumProvident Corp.	$290,942
7,399	@@,L	XL Capital Ltd.	152,123

			16,214,159

		Internet: 2.1%
6,900	@,L	Akamai Technologies, Inc.	240,051
12,685	@,L	Amazon.com, Inc.	930,191
45,507	@	eBay, Inc.	1,243,706
8,600	@	Expedia, Inc.	158,068
9,595	@	Google, Inc. — Class A	5,051,000
7,470	@,L	IAC/InterActiveCorp.	144,022
34,565	@	Symantec Corp.	668,833
8,000	@,L	VeriSign, Inc.	302,400
56,573	@,L	Yahoo!, Inc.	1,168,798

			9,907,069

		Investment Companies: 0.0%
8,400	L	American Capital Strategies Ltd.	199,668

			199,668

		Iron/Steel: 0.5%
4,700		AK Steel Holding Corp.	324,230
4,200	L	Allegheny Technologies, Inc.	248,976
12,897		Nucor Corp.	963,019
4,846		United States Steel Corp.	895,444

			2,431,669

		Leisure Time: 0.2%
18,015	L	Carnival Corp.	593,774
9,690	L	Harley-Davidson, Inc.	351,359

			945,133

		Lodging: 0.2%
12,342	L	Marriott International, Inc.	323,854
7,724	L	Starwood Hotels & Resorts Worldwide, Inc.	309,501
7,234		Wyndham Worldwide Corp.	129,561

			762,916

		Machinery — Construction & Mining: 0.4%
25,280		Caterpillar, Inc.	1,866,170
4,100	@	Terex Corp.	210,617

			2,076,787

		Machinery — Diversified: 0.5%
8,364		Cummins, Inc.	548,009
17,728		Deere & Co.	1,278,721
5,400		Manitowoc Co., Inc.	175,662
6,012	L	Rockwell Automation, Inc.	262,905

			2,265,297

		Media: 2.7%
28,050		CBS Corp. — Class B	546,695
20,492		Clear Channel Communications, Inc.	721,318
121,863		Comcast Corp. – Class A	2,311,741
29,220	@	DIRECTV Group, Inc.	757,090
9,423	L	Gannett Co., Inc.	204,196
13,197	L	McGraw-Hill Cos., Inc.	529,464
1,533	L	Meredith Corp.	43,369
5,914	L	New York Times Co.	91,016
94,725		News Corp. — Class A	1,424,664
3,800	@	Scripps Networks Interactive — Class A	145,730
147,253		Time Warner, Inc.	2,179,344
26,020	@	Viacom — Class B	794,651
78,449		Walt Disney Co.	2,447,609
220	L	Washington Post	129,118

			12,326,005

		Metal Fabricate/Hardware: 0.1%
5,700		Precision Castparts Corp.	549,309
			549,309

		Mining: 0.9%
33,558		Alcoa, Inc.	1,195,336
15,810		Freeport-McMoRan Copper & Gold, Inc.	1,852,774
18,668		Newmont Mining Corp.	973,723
4,000	L	Titanium Metals Corp.	55,960
4,500	L	Vulcan Materials Co.	269,010

			4,346,803

		Miscellaneous Manufacturing: 4.4%
28,962		3M Co.	2,015,466
7,190		Cooper Industries Ltd.	284,005
10,533		Danaher Corp.	814,201
7,833		Dover Corp.	378,882
11,880	L	Eastman Kodak Co.	171,428
6,795		Eaton Corp.	577,371
410,200		General Electric Co.	10,948,227
30,542		Honeywell International, Inc.	1,535,652
16,386		Illinois Tool Works, Inc.	778,499
13,037	@@	Ingersoll-Rand Co.	487,975
7,438		ITT Corp.	471,049
6,811		Leggett & Platt, Inc.	114,220
4,952	L	Pall Corp.	196,495
6,945	L	Parker Hannifin Corp.	495,317
10,284		Textron, Inc.	492,912
19,875	@@,L	Tyco International Ltd.	795,795

			20,557,494

		Office/Business Equipment: 0.2%
8,554		Pitney Bowes, Inc.	291,691
37,002		Xerox Corp.	501,747

			793,438

		Oil & Gas: 12.5%
19,278		Anadarko Petroleum Corp.	1,442,766
13,711		Apache Corp.	1,905,829
4,000		Cabot Oil & Gas Corp.	270,920
19,800		Chesapeake Energy Corp.	1,306,008
85,085		Chevron Corp.	8,434,476
63,444		ConocoPhillips	5,988,479
18,399		Devon Energy Corp.	2,210,824
5,900	L	ENSCO International, Inc.	476,366
10,222		EOG Resources, Inc.	1,341,126
217,475		ExxonMobil Corp.	19,166,072
11,530		Hess Corp.	1,454,971
29,134		Marathon Oil Corp.	1,511,181
7,805	L	Murphy Oil Corp.	765,280
11,612	@,@@, L	Nabors Industries Ltd.	571,659
11,072		Noble Corp.	719,237
7,100		Noble Energy, Inc.	713,976
33,739		Occidental Petroleum Corp.	3,031,787
7,100	L	Questar Corp.	504,384
6,400		Range Resources Corp.	419,456
4,672	L	Rowan Cos., Inc.	218,416
14,100	@	Southwestern Energy Co.	671,301
4,788		Sunoco, Inc.	194,824
5,700	L	Tesoro Petroleum Corp.	112,689
13,171	@,L	Transocean, Inc.	2,007,129
21,706		Valero Energy Corp.	893,853
21,038		XTO Energy, Inc.	1,441,313

			57,774,322

		Oil & Gas Services: 2.8%
12,670		Baker Hughes, Inc.	1,106,598
12,120	L	BJ Services Co.	387,113
8,900	@,L	Cameron International Corp.	492,615
35,942		Halliburton Co.	1,907,442
17,100	@	National Oilwell Varco, Inc.	1,517,112
49,082		Schlumberger Ltd.	5,272,879

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services (continued)
8,236		Smith International, Inc.	$684,741
27,980	@	Weatherford International Ltd.	1,387,528

			12,756,028

		Packaging & Containers: 0.1%
4,046		Ball Corp.	193,156
4,126	L	Bemis Co.	92,505
5,361	@,L	Pactiv Corp.	113,814
6,560	L	Sealed Air Corp.	124,706

			524,181

		Pharmaceuticals: 5.1%
63,528		Abbott Laboratories	3,365,078
12,662		Allergan, Inc.	659,057
6,612		AmerisourceBergen Corp.	264,414
4,410	@	Barr Pharmaceuticals, Inc.	198,803
81,418		Bristol-Myers Squibb Co.	1,671,512
14,722		Cardinal Health, Inc.	759,361
40,693		Eli Lilly & Co.	1,878,389
10,306	@,L	Express Scripts, Inc.	646,392
12,504	@	Forest Laboratories, Inc.	434,389
6,516	@,L	Hospira, Inc.	261,357
10,100	@,L	King Pharmaceuticals, Inc.	105,747
20,888	@	Medco Health Solutions, Inc.	985,914
88,347		Merck & Co., Inc.	3,329,798
12,563	L	Mylan Laboratories	151,635
278,377		Pfizer, Inc.	4,863,246
66,730		Schering-Plough Corp.	1,313,914
4,278	@	Watson Pharmaceuticals, Inc.	116,233
54,841		Wyeth	2,630,174

			23,635,413

		Pipelines: 0.5%
28,904		El Paso Corp.	628,373
26,021		Spectra Energy Corp.	747,844
24,086		Williams Cos., Inc.	970,907

			2,347,124

		Real Estate: 0.0%
7,200	@,L	CB Richard Ellis Group, Inc.	138,240

			138,240

		Retail: 5.3%
3,600	L	Abercrombie & Fitch Co.	225,648
5,530	@,L	Autonation, Inc.	55,411
1,767	@,L	Autozone, Inc.	213,825
10,624	@,L	Bed Bath & Beyond, Inc.	298,534
14,255		Best Buy Co., Inc.	564,498
3,312	@,L	Big Lots, Inc.	103,467
17,800	L	Costco Wholesale Corp.	1,248,492
58,847		CVS Caremark Corp.	2,328,576
5,769	L	Darden Restaurants, Inc.	184,262
2,312		Dillard’s, Inc.	26,750
5,743		Family Dollar Stores, Inc.	114,515
6,700	@,L	GameStop Corp.	270,680
18,512		Gap, Inc.	308,595
69,800		Home Depot, Inc.	1,634,716
9,122		JC Penney Co., Inc.	331,037
12,653	@	Kohl’s Corp.	506,626
12,338	L	Limited Brands, Inc.	207,895
3,913	L	Liz Claiborne, Inc.	55,369
60,252		Lowe’s Cos., Inc.	1,250,229
17,259		Macy’s, Inc.	335,170
46,656		McDonald’s Corp.	2,623,000
7,269	L	Nordstrom, Inc.	220,251
11,254	@	Office Depot, Inc.	123,119
5,443	L	RadioShack Corp.	66,786
2,882	@,L	Sears Holding Corp.	212,288
28,919	L	Staples, Inc.	686,826
29,951	@,L	Starbucks Corp.	471,429
32,049	L	Target Corp.	1,489,958
5,168	L	Tiffany & Co.	210,596
17,505		TJX Cos., Inc.	550,882
40,767		Walgreen Co.	1,325,335
95,773		Wal-Mart Stores, Inc.	5,382,443
3,572	L	Wendy’s International, Inc.	97,230
19,510		Yum! Brands, Inc.	684,606

			24,409,044

		Savings & Loans: 0.2%
21,400		Hudson City Bancorp., Inc.	356,952
19,738	L	Sovereign Bancorp., Inc.	145,272
43,588	L	Washington Mutual, Inc.	214,889

			717,113

		Semiconductors: 2.6%
24,962	@,L	Advanced Micro Devices, Inc.	145,528
12,360		Altera Corp.	255,852
11,926		Analog Devices, Inc.	378,889
55,743		Applied Materials, Inc.	1,064,134
18,386	@,L	Broadcom Corp.	501,754
235,732	L	Intel Corp.	5,063,523
6,994	L	KLA-Tencor Corp.	284,726
9,176	L	Linear Technology Corp.	298,862
26,265	@,L	LSI Logic Corp.	161,267
9,400	@	MEMC Electronic Materials, Inc.	578,476
7,600	L	Microchip Technology, Inc.	232,104
31,315	@,L	Micron Technology, Inc.	187,890
8,882		National Semiconductor Corp.	182,436
4,099	@,L	Novellus Systems, Inc.	86,858
22,813	@	Nvidia Corp.	427,059
5,484	@,L	QLogic Corp.	80,012
7,042	@	Teradyne, Inc.	77,955
54,460		Texas Instruments, Inc.	1,533,594
11,447	L	Xilinx, Inc.	289,037

			11,829,956

		Software: 3.5%
21,851	@	Adobe Systems, Inc.	860,711
9,202	@	Autodesk, Inc.	311,120
7,878	@	BMC Software, Inc.	283,608
16,084		CA, Inc.	371,380
7,511	@	Citrix Systems, Inc.	220,899
10,741	@	Compuware Corp.	102,469
13,093	@	Electronic Arts, Inc.	581,722
7,100		Fidelity National Information Services, Inc.	262,061
6,758	@	Fiserv, Inc.	306,610
7,509		IMS Health, Inc.	174,960
13,226	@	Intuit, Inc.	364,641
329,602		Microsoft Corp.	9,067,351
14,590	@,L	Novell, Inc.	85,935
163,204	@	Oracle Corp.	3,427,284

			16,420,751

		Telecommunications: 5.8%
16,300	@,L	American Tower Corp.	688,675
244,527		AT&T, Inc.	8,238,115
4,335		CenturyTel, Inc.	154,283
3,754	@,L	Ciena Corp.	86,980
243,068	@	Cisco Systems, Inc.	5,653,762
13,295	L	Citizens Communications Co.	150,765
64,836		Corning, Inc.	1,494,470
6,067		Embarq Corp.	286,787
9,487	@,L	JDS Uniphase Corp.	107,772
21,585	@,L	Juniper Networks, Inc.	478,755
92,790		Motorola, Inc.	681,079
66,652		Qualcomm, Inc.	2,957,349
62,592	L	Qwest Communications International, Inc.	245,987
117,284	L	Sprint Nextel Corp.	1,114,198
16,305	@	Tellabs, Inc.	75,818

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Telecommunications (continued)
117,336		Verizon Communications, Inc.	$4,153,694
18,390		Windstream Corp.	226,933

			26,795,422

		Textiles: 0.0%
5,416	L	Cintas Corp.	143,578

			143,578

		Toys/Games/Hobbies: 0.1%
5,723		Hasbro, Inc.	204,426
14,900		Mattel, Inc.	255,088

			459,514

		Transportation: 2.0%
12,093		Burlington Northern Santa Fe Corp.	1,207,970
7,000		CH Robinson Worldwide, Inc.	383,880
16,692		CSX Corp.	1,048,425
8,800		Expeditors International Washington, Inc.	378,400
12,735		FedEx Corp.	1,003,391
15,414		Norfolk Southern Corp.	965,995
2,337	L	Ryder System, Inc.	160,973
21,298		Union Pacific Corp.	1,607,999
41,976	L	United Parcel Service, Inc. — Class B	2,580,265

			9,337,298

		Total Common Stock (Cost $438,391,131)	454,594,090

REAL ESTATE INVESTMENT TRUSTS: 1.1%

		Apartments: 0.2%
3,682	L	Apartment Investment & Management Co.	125,409
3,200		AvalonBay Communities, Inc.	285,312
11,147	L	Equity Residential	426,596

			837,317

		Diversified: 0.1%
5,575	L	Vornado Realty Trust	490,600

			490,600

		Health Care: 0.1%
9,700	L	HCP, Inc.	308,557

			308,557

		Hotels: 0.1%
21,500		Host Hotels & Resorts, Inc.	293,475

			293,475

		Office Property: 0.1%
4,895		Boston Properties, Inc.	441,627

			441,627

		Regional Malls: 0.2%
11,000	L	General Growth Properties, Inc.	385,330
9,211	L	Simon Property Group, Inc.	827,977

			1,213,307

		Shopping Centers: 0.1%
4,900	L	Developers Diversified Realty Corp.	170,079
10,455		Kimco Realty Corp.	360,907

			530,986

		Storage: 0.1%
5,035		Public Storage, Inc.	406,778

			406,778

		Warehouse/Industrial: 0.1%
10,815	L	Prologis	587,795

			587,795

		Total Real Estate Investment Trusts (Cost $5,513,010)	5,110,442

		Total Long-Term Investments (Cost $443,904,141)	459,704,532

SHORT-TERM INVESTMENTS: 16.6%

		Mutual Fund: 1.9%
8,550,000	**,S	ING Institutional Prime Money Market Fund	8,550,000

		Total Mutual Fund (Cost $8,550,000)	8,550,000

Principal
Amount			Value

		Repurchase Agreement: 0.5%
$2,340,000	S	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $2,340,156 to be received upon repurchase (Collateralized by $2,420,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $2,389,024, due 12/30/08)	$2,340,000

		Total Repurchase Agreement (Cost $2,340,000)	2,340,000

		Securities Lending CollateralCC: 14.2%
65,928,322		Bank of New York Mellon Corp. Institutional Cash Reserves	65,928,322

		Total Securities Lending Collateral (Cost $65,928,322)	65,928,322

		Total Short-Term Investments (Cost $76,818,322)	76,818,322

	Total Investments in Securities
	(Cost $520,722,463)*	115.8%	$536,522,854
	Other Assets and Liabilities - Net	(15.8)	(73,301,272)

	Net Assets	100.0%	$463,221,582

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
**	Investment in affiliate

*	Cost for federal income tax purposes is $521,796,633.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$84,148,104
Gross Unrealized Depreciation	(69,421,883)

Net Unrealized Appreciation	$14,726,221

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio
as of June 30, 2008 (Unaudited) (continued)

ING Stock Index Portfolio Open Futures Contracts
on June 30, 2008

		Notional
Contract	Number	Market	Expiration	Unrealized
Description	of Contracts	Value ($)	Date	Depreciation

Long Contracts

S&P 500	38	12,170,450	09/18/08	$(590,011)

				$(590,011)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$534,182,854	$(590,011)
Level 2 — Other Significant Observable Inputs	2,340,000	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$536,522,854	$(590,011)

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio
as of June 30, 2008 (Unaudited)

Country Allocation
as of June 30, 2008
(as a percent of net assets)*

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.3%

		Australia: 6.1%
75,616		AGL Energy Ltd.	$1,035,816
25,321		Amcor Ltd.	122,668
16,998		Australia & New Zealand Banking Group Ltd.	305,499
24,386	L	Babcock & Brown Ltd.	175,081
75,148		BHP Billiton Ltd.	3,198,332
17,926		BlueScope Steel Ltd.	194,782
25,321		Boral Ltd.	137,166
22,737		Brambles Ltd.	190,307
10,333		Caltex Australia Ltd.	129,110
32,153		Computershare Ltd.	283,414
17,693		CSL Ltd.	605,650
209,715		CSR Ltd.	491,930
379,973		Harvey Norman Holdings Ltd.	1,124,505
555,137		Macquarie Airports Management Ltd.	1,098,037
32,931	L	Macquarie Group Ltd.	1,533,121
51,960		Macquarie Infrastructure Group	115,612
79,410		National Australia Bank Ltd.	2,016,344
42,407		Origin Energy Ltd.	656,105
664,739	@	Oxiana Ltd.	1,663,234
44,211		Qantas Airways Ltd.	128,836
4,140		Rio Tinto Ltd.	535,665
33,300		Telstra Corp., Ltd.	135,311
20,752		Toll Holdings Ltd.	120,083
2,487		Woodside Petroleum Ltd.	160,751
31,653		Woolworths Ltd.	741,785

			16,899,144

		Austria: 1.6%
90,044		Immofinanz Immobilien Anlagen AG	927,098
10,841	@	Meinl European Land Ltd.	121,546
20,117		OMV AG	1,571,749
5,988		Telekom Austria AG	129,753
19,546	L	Voestalpine AG	1,599,555

			4,349,701

		Belgium: 1.1%
1,790		Delhaize Group	119,891
6,656		Dexia	105,976
27,282	@	Fortis — Strip VVPR	430
23,359		InBev NV	1,615,070
10,389		KBC Groep NV	1,148,417
985		Solvay SA	128,326

			3,118,110

		Bermuda: 0.4%
32,039		SeaDrill Ltd. ADR	977,930

			977,930

		Denmark: 1.2%
21,002		Novo-Nordisk A/S	1,382,572
14,391	@	Vestas Wind Systems A/S	1,873,665

			3,256,237

		Finland: 2.3%
66,226		Elisa OYJ	1,382,217
3,942		Kesko OYJ	126,843
138,323		Nokia OYJ	3,381,023
11,042		Stora Enso OYJ (Euro Denominated Security)	102,875
82,461		UPM-Kymmene OYJ	1,343,616

			6,336,574

		France: 9.2%
1,192		ADP	111,227
73,394		AXA SA	2,162,622
28,910		BNP Paribas	2,602,396
22,626		Bouygues SA	1,492,794
19,340		Carrefour SA	1,090,156
1,244		Christian Dior SA	127,787
21,422		Cie de Saint-Gobain	1,326,682
2,795	@	Compagnie Generale de Geophysique SA	131,961
1,775		Compagnie Generale des Etablissements Michelin	126,923
4,446		Credit Agricole SA	90,256
1,814		Eiffage SA	123,888
11,641		France Telecom SA	341,397
11,490		Lafarge SA	1,752,083
2,018		Lagardere SCA	114,156
1,265		LVMH Moet Hennessy Louis Vuitton SA	131,961
8,319	L	Natixis	91,575
27,715		Peugeot SA	1,496,947
1,999		PPR	220,675
1,517		Renault SA	123,464
7,016		Sanofi-Aventis	466,206
16,164		Schneider Electric SA	1,738,899
4,051		Suez SA	274,608
1,557		Technip SA	143,679
63,608		Total SA	5,414,226
27,490		Veolia Environnement	1,534,693
1,929		Vinci SA	117,793
54,851		Vivendi	2,068,233

			25,417,287

		Germany: 7.5%
2,594		Allianz AG	455,927
35,340		BASF AG	2,425,127
7,697		Bayer AG	646,160
4,704		Commerzbank AG	139,968
1,332		Continental AG	136,114
21,793	L	Deutsche Bank AG	1,866,876
4,968		Deutsche Boerse AG	561,663
35,240	L	Deutsche Lufthansa AG	759,276
52,285		Deutsche Post AG	1,359,362
150,474		Deutsche Telekom AG	2,471,051
13,307		E.ON AG	2,680,700

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Germany (continued)
15,933		Fresenius Medical Care AG & Co. KGaA	$875,857
1,665		HeidelbergCement AG	238,296
277		K+S AG	158,920
1,173		Linde AG	164,908
965		MAN AG	106,837
11,805		Merck KGaA	1,673,800
765		Muenchener Rueckversicherungs AG	134,189
1,742		Rheinmetall AG	125,774
20,779		RWE AG	2,614,323
4,640		SAP AG	241,970
6,195		Siemens AG	682,885
492		Volkswagen AG	141,742

			20,661,725

		Greece: 0.9%
69,917		Hellenic Telecommunications Organization SA	1,761,296
17,594		National Bank of Greece SA	791,852

			2,553,148

		Hong Kong: 1.2%
44,822		Hang Seng Bank Ltd.	946,377
21,564		Hong Kong Exchanges and Clearing Ltd.	315,885
699,874	@	Hutchison Telecommunications International Ltd.	991,068
13,178		Hutchison Whampoa Ltd.	132,891
444,114		New World Development Ltd.	907,140

			3,293,361

		Ireland: 0.5%
85,170		Allied Irish Banks PLC	1,311,567

			1,311,567

		Italy: 5.1%
219,219		Enel S.p.A.	2,079,606
24,384		ENI S.p.A.	905,876
77,975		Fiat S.p.A	1,269,197
10,827		Finmeccanica S.p.A.	283,083
21,263		Intesa Sanpaolo S.p.A.	109,565
402,928		Intesa Sanpaolo S.p.A.	2,290,588
6,993		Italcementi S.p.A.	115,687
9,301		Italcementi S.p.A. RNC	107,914
44,858	L	Lottomatica S.p.A.	1,336,567
18,758		Mediaset S.p.A.	123,373
27,734		Mediobanca S.p.A.	470,007
575,477		Parmalat S.p.A	1,497,038
3,118		Saipem S.p.A.	145,728
130,113		Telecom Italia S.p.A.	260,239
464,566		UniCredito Italiano S.p.A.	2,825,892
54,419		Unipol S.p.A.	127,858

			13,948,218

		Japan: 21.0%
44,500		Aisin Seiki Co., Ltd.	1,461,767
18,000		Amada Co., Ltd.	142,397
25,000		Asahi Kasei Corp.	131,072
3,400		Astellas Pharma, Inc.	144,586
224,000		Bank of Yokohama Ltd.	1,549,022
23,000		Bridgestone Corp.	352,842
7,400		Canon Sales Co., Inc.	130,168
93		Central Japan Railway Co.	1,025,089
19,000		Chiba Bank Ltd.	133,413
15,800		Chubu Electric Power Co., Inc.	385,930
64,600		Credit Saison Co., Ltd.	1,355,093
66,900		Daiichi Sankyo Co., Ltd.	1,842,988
2,800		Daikin Industries Ltd.	141,576
23		Dena Co., Ltd.	135,476
6,500		Denso Corp.	223,869
249		East Japan Railway Co.	2,028,182
7,400		Fuji Photo Film Co., Ltd.	254,897
228,000		Fujitsu Ltd.	1,693,087
60,700		Hitachi High-Technologies Corp.	1,408,477
47,000		Hokugin Financial Group, Inc.	136,334
5,400		Hoya Corp.	125,076
51		Inpex Holdings, Inc.	644,045
28,600	L	Ito En Ltd.	450,517
12,000		Itochu Corp.	127,941
14,000		Iyo Bank Ltd.	163,921
20,300		JSR Corp.	403,428
19,000		Kansai Paint Co., Ltd.	131,565
37,000		Kao Corp.	971,340
248		KDDI Corp.	1,534,481
5,600		Keyence Corp.	1,334,890
51,800		Komatsu Ltd.	1,446,574
4,000		Konami Corp.	139,905
8,000		Konica Minolta Holdings, Inc.	135,508
3,500		Makita Corp.	143,237
101,000		Matsushita Electric Industrial Co., Ltd.	2,160,772
13,000		Matsushita Electric Works Ltd.	132,658
23,000		Minebea Co., Ltd.	131,533
13,000		Mitsubishi Electric Corp.	140,606
149,500		Mitsubishi UFJ Financial Group, Inc.	1,321,198
72,000		Mitsui & Co., Ltd.	1,589,118
42,000		Mitsui Mining & Smelting Co., Ltd.	124,019
9,000		Mitsui OSK Lines Ltd.	128,358
471		Mizuho Financial Group, Inc.	2,191,485
11,500		Namco Bandai Holdings, Inc.	130,400
76,000		NGK Insulators Ltd.	1,481,668
69,000		NHK Spring Co., Ltd.	550,676
81,000		Nippon Electric Glass Co., Ltd.	1,407,941
67,000		Nippon Sheet Glass Co., Ltd.	332,070
24,000		Nippon Steel Corp.	130,071
33		Nippon Telegraph & Telephone Corp.	162,831
23,000		Nippon Yusen KK	221,532
114,000		Nishi-Nippon City Bank Ltd.	339,988
14,100		Nitto Denko Corp.	542,009
33,500		NOK Corp.	533,130
52,000		Okuma Corp.	517,682
191,000		Osaka Gas Co., Ltd.	700,644
19,500		Otsuka Corp.	1,346,688
928	L	Resona Holdings, Inc.	1,425,344
465	L	SBI E*trade Securities Co., Ltd.	363,184
48,100		Seven & I Holdings Co., Ltd.	1,377,252
31,100		Shin-Etsu Chemical Co., Ltd.	1,929,913
62,000		Shionogi & Co., Ltd.	1,227,590
31,800		Sony Corp.	1,393,911
5,600		Stanley Electric Co., Ltd.	135,765
123,700		Sumitomo Electric Industries Ltd.	1,570,934
18,000		Sumitomo Heavy Industries	122,084
99,000		Sumitomo Metal Mining Co., Ltd.	1,514,335
256		Sumitomo Mitsui Financial Group, Inc.	1,925,173
9,000		Suruga Bank Ltd.	117,178
6,000		Tokai Rika Co., Ltd.	124,235
19,000		Tokuyama Corp.	141,585
417,000		Tokyo Gas Co., Ltd.	1,684,881
19,000		Tokyu Land Corp.	108,190
14,000		TonenGeneral Sekiyu KK	127,179
52,700		Toyota Boshoku Corp.	1,413,157
32,000		Toyota Motor Corp.	1,510,528
2,100		USS Co., Ltd.	138,754
31		West Japan Railway Co.	152,156
325		Yahoo! Japan Corp.	125,175
7,200		Yamaha Corp.	139,229
14,000		Yaskawa Electric Corp.	137,387

			57,650,889

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Luxembourg: 0.2%
5,396		Arcelor Mittal	$532,684

			532,684

		Mauritius: 0.4%
1,590,000		Golden Agri-Resources Ltd.	1,049,558

			1,049,558

		Netherlands: 5.3%
123,212		Aegon NV	1,619,837
2,671		Akzo Nobel NV	182,787
59,125		ASML Holding NV	1,447,167
29,846		Heineken NV	1,519,871
2,598		Koninklijke DSM NV	152,274
60,199		Koninklijke Philips Electronics NV	2,038,667
46,269		Reed Elsevier NV	774,351
44,326		Royal Dutch Shell PLC — Class A	1,816,987
84,186		Royal Dutch Shell PLC — Class B	3,371,066
9,682		Royal KPN NV	165,532
56,417		Unilever NV	1,595,397

			14,683,936

		New Zealand: 0.1%
42,788		Fletcher Building Ltd.	206,962

			206,962

		Norway: 0.1%
10,460		Orkla ASA	134,029
5,188	@	Petroleum Geo-Services ASA	127,046
3,706		Statoil ASA	138,270

			399,345

		Portugal: 0.0%
13,682		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	113,483

			113,483

		Singapore: 1.5%
356,000		CapitaLand Ltd.	1,495,943
18,000		City Developments Ltd.	144,080
11,000		Jardine Cycle & Carriage Ltd.	137,862
242,000		Keppel Land Ltd.	883,882
25,000		Singapore Exchange Ltd.	127,530
518,000		United Overseas Land Ltd.	1,292,631

			4,081,928

		Spain: 3.5%
101,569		Banco Bilbao Vizcaya Argentaria SA	1,935,278
211,552		Banco Santander Central Hispano SA	3,859,583
9,961	L	Gestevision Telecinco SA	126,847
4,093		Grupo Ferrovial	252,155
2,915	L	Inditex SA	133,626
14,126	L	Promotora de Informaciones SA (PRISA)	150,586
3,488	L	Repsol YPF SA	136,885
65,574		Telefonica SA	1,735,339
20,458	@	Union Fenosa SA	1,188,865

			9,519,164

		Sweden: 0.6%
52,067		Boliden AB	420,395
10,295		Electrolux AB	130,816
21,871		Investor AB	459,169
10,377		Nordea Bank AB	142,191
8,400		Sandvik AB	114,127
12,848		Svenska Cellulosa AB — B Shares	180,780
6,353		Tele2 AB — B Shares	123,545

			1,571,023

		Switzerland: 8.3%
93,608	@	ABB Ltd.	2,649,654
2,300		Compagnie Financiere Richemont AG	127,640
49,115		Credit Suisse Group	2,235,568
20,509		Holcim Ltd.	1,657,783
1,281		Kuehne & Nagel International AG	121,210
4,563	@	Logitech International SA	121,987
57,540		Nestle SA	2,593,021
78,305		Novartis AG	4,309,296
429	@	OC Oerlikon Corp. AG	118,378
1,219		Pargesa Holding SA	135,155
7,264		Roche Holding AG	1,305,866
4,003		Swatch Group AG — BR	995,375
25,709		Swiss Reinsurance	1,704,296
1,057		Synthes, Inc.	145,382
10,683	@	UBS AG — Reg	222,615
28,154		Xstrata PLC	2,242,757
7,935		Zurich Financial Services AG	2,022,272

			22,708,255

		United Kingdom: 19.2%
55,682		3i Group PLC	910,850
22,148		Anglo American PLC	1,555,535
58,407		AstraZeneca PLC	2,483,366
11,459		Aviva PLC	113,606
100,947		BAE Systems PLC	886,042
192,683		Barclays PLC	1,093,181
55,812		BG Group PLC	1,450,411
85,359		BHP Billiton PLC	3,273,516
527,520		BP PLC	6,114,260
10,073		British Energy Group PLC	141,707
187,249		BT Group PLC	741,820
478,739		Cable & Wireless PLC	1,430,959
2,172	@	Cairn Energy PLC	139,399
23,032		Capita Group PLC	314,187
7,046		Carnival PLC	223,700
323,949		Centrica PLC	1,992,443
135,168		Compass Group PLC	1,016,724
143,950		Daily Mail & General Trust	894,307
125,784		Diageo PLC	2,304,509
69,687		GlaxoSmithKline PLC	1,540,484
30,337		Group 4 Securicor PLC	121,852
318,451		HBOS PLC	1,743,457
173,223		HSBC Holdings PLC	2,667,205
59,315		Imperial Tobacco Group PLC	2,203,467
93,217		International Power PLC	798,561
63,812		Investec PLC	388,540
203,596		J Sainsbury PLC	1,285,257
545,047		Legal & General Group PLC	1,081,550
17,973		Marks & Spencer Group PLC	116,870
21,392		Mondi PLC	125,559
7,377		National Express Group PLC	139,159
723,659		Old Mutual PLC	1,328,444
77,509		Persimmon PLC	485,129
15,879		Punch Taverns PLC	98,686
2,431		Reckitt Benckiser PLC	122,785
12,470		Rio Tinto PLC	1,501,724
38,124,441	@	Rolls-Royce Group PLC — B Shares Entitlement	75,938
745,303		Royal Bank of Scotland Group PLC	3,172,852
39,198		Sage Group PLC	162,272
23,110		Shire Ltd.	377,788
24,561		Standard Chartered PLC	695,553
27,962		Standard Life PLC	116,247
13,913		Tate & Lyle PLC	109,634
35,880		Tesco PLC	262,437
26,170		Thomas Cook Group PLC	121,328
698,361		Vodafone Group PLC	2,057,588

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		United Kingdom (continued)
308,330		WM Morrison Supermarkets PLC	$1,625,407
140,981		Wolseley PLC	1,050,422

			52,656,717

		Total Common Stock (Cost $291,324,779)	267,296,946

REAL ESTATE INVESTMENT TRUSTS: 0.5%

		Australia: 0.4%
1,462,840		Macquarie Office Trust	1,091,518
25,226		Stockland	130,439

			1,221,957

		Singapore: 0.1%
93,000	@	CapitaCommercial Trust	130,772

			130,772

		United Kingdom: 0.0%
8,942		British Land Co. PLC	125,746

			125,746

		Total Real Estate Investment Trusts (Cost $2,341,398)	1,478,475

PREFERRED STOCK: 0.3%

		Germany: 0.3%
3,207		Bayerische Motoren Werke AG	126,940
968		Porsche AG	148,778
64,465	L	ProSieben SAT.1 Media AG	641,420

		Total Preferred Stock (Cost $1,748,670)	917,138

RIGHTS: 0.0%

		United Kingdom: 0.0%
50,131		Barclays PLC	18,461
154,658		HBOS PLC	33,116

		Total Rights (Cost $—)	51,577

		Total Long-Term Investments (Cost $295,414,847)	269,744,136

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 3.0%

		Securities Lending CollateralCC: 3.0%
$8,230,287		Bank of New York Mellon Corp. Institutional Cash Reserves	$8,230,287

		Total Short-Term Investments (Cost $8,230,287)	8,230,287

	Total Investments in Securities
	(Cost $303,645,134)*	101.1%	$277,974,423
	Other Assets and Liabilities - Net	(1.1)	(3,146,063)

	Net Assets	100.0%	$274,828,360

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.

*	Cost for federal income tax purposes is $323,242,587.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,369,185
Gross Unrealized Depreciation	(52,637,349)

Net Unrealized Depreciation	$(45,268,164)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Aerospace/Defense	0.5%
Agriculture	1.2
Airlines	0.3
Auto Manufacturers	1.8
Auto Parts & Equipment	2.4
Banks	15.0
Beverages	2.1
Biotechnology	0.2
Building Materials	2.2
Chemicals	2.6
Commercial Services	0.3
Computers	1.3
Cosmetics/Personal Care	0.4
Distribution/Wholesale	1.6
Diversified	0.2
Diversified Financial Services	2.7
Electric	4.1
Electrical Components & Equipment	0.7
Electronics	2.4
Energy — Alternate Sources	0.7
Engineering & Construction	2.1
Entertainment	0.5
Food	4.1
Food Service	0.4
Forest Products & Paper	0.6
Gas	1.6
Hand/Machine Tools	0.1
Healthcare — Products	0.1
Healthcare — Services	0.3
Holding Companies — Diversified	0.1
Home Builders	0.2
Home Furnishings	1.4
Household Products/Wares	0.0
Insurance	4.0
Internet	0.2
Investment Companies	0.2
Iron/Steel	0.9
Leisure Time	0.1
Machinery — Construction & Mining	0.5
Machinery — Diversified	0.4
Media	1.8
Mining	5.8
Miscellaneous Manufacturing	0.6
Office Property	0.4
Oil & Gas	8.6
Oil & Gas Services	0.2
Packaging & Containers	0.0
Pharmaceuticals	6.1
Real Estate	2.1
Retail	1.6
Semiconductors	0.5
Software	0.2
Telecommunications	6.8
Toys/Games/Hobbies	0.1
Transportation	1.9
Venture Capital	0.3
Water	0.6
Short-Term Investments	3.0
Other Assets and Liabilities — Net	(1.1)

Net Assets	100.0%

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$14,221,728	$—
Level 2 — Other Significant Observable Inputs	263,752,695	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$277,974,423	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

Investment Advisers
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Directed Services LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor
ING Funds Distributor LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian
The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT1AISS2                  (0608-082608)

Semi-Annual Report

June 30, 2008

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

ING Investors Trust

■  ING AllianceBernstein Mid Cap Growth Portfolio
■  ING BlackRock Inflation Protected Bond Portfolio
■  ING BlackRock Large Cap Growth Portfolio
■  ING BlackRock Large Cap Value Portfolio
■  ING Capital Guardian U.S. Equities Portfolio
■  ING FMRsm Diversified Mid Cap Portfolio
■  ING Franklin Income Portfolio
■  ING Franklin Mutual Shares Portfolio
■  ING Goldman Sachs Commodity Strategy Portfolio
■  ING Lord Abbett Affiliated Portfolio
■  ING Multi-Manager International Small Cap Portfolio
■  ING T. Rowe Price Capital Appreciation Portfolio
■  ING T. Rowe Price Equity Income Portfolio
■  ING Templeton Global Growth Portfolio

■	ING Van Kampen Capital Growth Portfolio
■  ING Van Kampen Global Franchise Portfolio
■  ING Van Kampen Growth and Income Portfolio
■  ING Van Kampen Real Estate Portfolio

■	ING Wells Fargo Disciplined Value Portfolio
■  ING Wells Fargo Small Cap Disciplined Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

   FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to “time” buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the “best” 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the best 20 days of that ten-year cycle would have been even costlier — resulting in your original $10,000 investment being worth less than $8,000.(1)

No one knows when those “best” days will occur, but history tells us that — when investing — staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio — one made up of allocations to a wide range of asset classes — may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,
CEO
ING Funds
August 8, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	Bloomberg calculations based on performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) between December 31, 1997 and December 31, 2007.

1

Market Perspective:  Six Months Ended June 30, 2008
The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International (“MSCI”) World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product (“GDP”) grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch’s $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody’s Investors Service (“Moody’s”) put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the “Fed”) acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee (“FOMC”) cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns’ forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index (“CPI”) inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor’s 500® (“S&P 500®”) Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500® Index that led the way down, often cutting dividends along the way.

2

Market Perspective:  Six Months Ended June 30, 2008

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008. Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the “Bank”) cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.
(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK®Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING AllianceBernstein Mid Cap Growth Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$825.40	1.34%	$6.08
Class I	1,000.00	828.10	0.74	3.36
Class S	1,000.00	826.80	0.99	4.50
Class S2	1,000.00	826.30	1.14	5.18
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.20	1.34%	$6.72
Class I	1,000.00	1,021.18	0.74	3.72
Class S	1,000.00	1,019.94	0.99	4.97
Class S2	1,000.00	1,019.19	1.14	5.72

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING BlackRock Inflation Protected Bond Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*
Actual Portfolio Return
Class ADV	$1,000.00	$1,039.70	1.19%	$6.03
Class I	1,000.00	1,042.60	0.59	3.00
Class S	1,000.00	1,040.10	0.84	4.26
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.95	1.19%	$5.97
Class I	1,000.00	1,021.93	0.59	2.97
Class S	1,000.00	1,020.69	0.84	4.22

ING BlackRock Large Cap Growth Portfolio

Actual Portfolio Return
Class ADV	$1,000.00	$864.20	1.26%	$5.84
Class I	1,000.00	866.70	0.66	3.06
Class S	1,000.00	865.40	0.91	4.22
Class S2	1,000.00	864.90	1.06	4.91
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.60	1.26%	$6.32
Class I	1,000.00	1,021.58	0.66	3.32
Class S	1,000.00	1,020.34	0.91	4.57
Class S2	1,000.00	1,019.59	1.06	5.32

ING BlackRock Large Cap Value Portfolio

Actual Portfolio Return
Class ADV	$1,000.00	$874.40	1.34%	$6.24
Class I	1,000.00	877.10	0.74	3.45
Class S	1,000.00	875.90	0.99	4.62
Class S2	1,000.00	875.90	1.14	5.32
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.20	1.34%	$6.72
Class I	1,000.00	1,021.18	0.74	3.72
Class S	1,000.00	1,019.94	0.99	4.97
Class S2	1,000.00	1,019.19	1.14	5.72

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

5

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Capital Guardian U.S. Equities Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class S	$1,000.00	$862.10	1.00%	$4.63
Class S2	1,000.00	861.70	1.15	5.32
Hypothetical (5% return before expenses)
Class S	1,000.00	1,019.89	1.00	5.02
Class S2	1,000.00	1,019.14	1.15	5.77

ING FMRSM Diversified Mid Cap Portfolio

Actual Portfolio Return
Class ADV	$1,000.00	$933.70	1.23%	$5.91
Class I	1,000.00	936.70	0.63	3.03
Class S	1,000.00	935.70	0.88	4.24
Class S2	1,000.00	935.40	1.03	4.96
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.75	1.23%	$6.17
Class I	1,000.00	1,021.73	0.63	3.17
Class S	1,000.00	1,020.49	0.88	4.42
Class S2	1,000.00	1,019.74	1.03	5.17

ING Franklin Income Portfolio

Actual Portfolio Return
Class ADV	$1,000.00	$955.00	1.34%	$6.51
Class I	1,000.00	958.10	0.74	3.60
Class S	1,000.00	957.10	0.99	4.82
Class S2	1,000.00	956.10	1.14	5.54
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.20	1.34%	$6.72
Class I	1,000.00	1,021.18	0.74	3.72
Class S	1,000.00	1,019.94	0.99	4.97
Class S2	1,000.00	1,019.19	1.14	5.72

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

6

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Franklin Mutual Shares Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$844.20	1.38%	$6.33
Class I	1,000.00	846.90	0.78	3.58
Class S	1,000.00	845.80	1.03	4.73
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.00	1.38%	$6.92
Class I	1,000.00	1,020.98	0.78	3.92
Class S	1,000.00	1,019.74	1.03	5.17

ING Goldman Sachs Commodity Strategy Portfolio

Actual Portfolio Return
Class ADV(1)	$1,000.00	$1,110.00	1.48%	$2.73
Class I(1)	1,000.00	1,111.00	0.88	1.62
Class S(1)	1,000.00	1,111.00	1.13	2.09
Class S2(1)	1,000.00	1,111.00	1.28	2.36
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.50	1.48%	$7.42
Class I	1,000.00	1,020.49	0.88	4.42
Class S	1,000.00	1,019.24	1.13	5.67
Class S2	1,000.00	1,018.50	1.28	6.42

ING Lord Abbett Affiliated Portfolio

Actual Portfolio Return
Class ADV	$1,000.00	$849.40	1.35%	$6.21
Class I	1,000.00	852.50	0.75	3.45
Class S	1,000.00	851.70	1.00	4.60
Class S2	1,000.00	850.90	1.15	5.29
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.15	1.35%	$6.77
Class I	1,000.00	1,021.13	0.75	3.77
Class S	1,000.00	1,019.89	1.00	5.02
Class S2	1,000.00	1,019.14	1.15	5.77

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

(1)	Commencement of operations was April 28, 2008. Expenses paid reflect the 64 day period ended June 30, 2008.

7

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Multi-Manager International Small Cap Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV(1)	$1,000.00	$962.00	1.80%	$3.09
Class I(1)	1,000.00	963.00	1.20	2.06
Class S(1)	1,000.00	962.00	1.45	2.49
Class S2(1)	1,000.00	963.00	1.60	2.75
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,015.91	1.80%	$9.02
Class I	1,000.00	1,018.90	1.20	6.02
Class S	1,000.00	1,017.65	1.45	7.27
Class S2	1,000.00	1,016.91	1.60	8.02

ING T. Rowe Price Capital Appreciation Portfolio

Actual Portfolio Return
Class ADV	$1,000.00	$962.30	1.24%	$6.05
Class I	1,000.00	965.20	0.64	3.13
Class S	1,000.00	964.40	0.89	4.35
Class S2	1,000.00	963.30	1.04	5.08
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.70	1.24%	$6.22
Class I	1,000.00	1,021.68	0.64	3.22
Class S	1,000.00	1,020.44	0.89	4.47
Class S2	1,000.00	1,019.69	1.04	5.22

ING T. Rowe Price Equity Income Portfolio

Actual Portfolio Return
Class ADV	$1,000.00	$862.00	1.24%	$5.74
Class I	1,000.00	864.40	0.64	2.97
Class S	1,000.00	863.30	0.89	4.12
Class S2	1,000.00	863.10	1.04	4.82
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.70	1.24%	$6.22
Class I	1,000.00	1,021.68	0.64	3.22
Class S	1,000.00	1,020.44	0.89	4.47
Class S2	1,000.00	1,019.69	1.04	5.22

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

(1)	Commencement of operations was April 28, 2008. Expenses paid reflect the 64 day period ended June 30, 2008.

8

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Templeton Global Growth Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$861.30	1.48%	$6.85
Class I	1,000.00	864.40	0.88	4.08
Class S	1,000.00	863.80	1.13	5.24
Class S2	1,000.00	862.80	1.28	5.93
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.50	1.48%	$7.42
Class I	1,000.00	1,020.49	0.88	4.42
Class S	1,000.00	1,019.24	1.13	5.67
Class S2	1,000.00	1,018.50	1.28	6.42

ING Van Kampen Capital Growth Portfolio

Actual Portfolio Return
Class ADV	$1,000.00	$894.20	1.22%	$5.75
Class I	1,000.00	895.20	0.62	2.92
Class S	1,000.00	894.50	0.87	4.10
Class S2	1,000.00	893.80	1.02	4.80
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.80	1.22%	$6.12
Class I	1,000.00	1,021.78	0.62	3.12
Class S	1,000.00	1,020.54	0.87	4.37
Class S2	1,000.00	1,019.79	1.02	5.12

ING Van Kampen Global Franchise Portfolio

Actual Portfolio Return
Class ADV	$1,000.00	$857.70	1.57%	$7.25
Class I	1,000.00	861.00	0.97	4.49
Class S	1,000.00	860.30	1.22	5.64
Class S2	1,000.00	859.50	1.37	6.33
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.06	1.57%	$7.87
Class I	1,000.00	1,020.04	0.97	4.87
Class S	1,000.00	1,018.80	1.22	6.12
Class S2	1,000.00	1,018.05	1.37	6.87

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

9

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Van Kampen Growth and Income Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$871.60	1.24%	$5.77
Class I	1,000.00	874.00	0.64	2.98
Class S	1,000.00	873.00	0.89	4.14
Class S2	1,000.00	872.20	1.04	4.84
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.70	1.24%	$6.22
Class I	1,000.00	1,021.68	0.64	3.22
Class S	1,000.00	1,020.44	0.89	4.47
Class S2	1,000.00	1,019.69	1.04	5.22

ING Van Kampen Real Estate Portfolio

Actual Portfolio Return
Class ADV	$1,000.00	$957.90	1.24%	$6.04
Class I	1,000.00	960.80	0.64	3.12
Class S	1,000.00	959.50	0.89	4.34
Class S2	1,000.00	959.00	1.04	5.07
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.70	1.24%	$6.22
Class I	1,000.00	1,021.68	0.64	3.22
Class S	1,000.00	1,020.44	0.89	4.47
Class S2	1,000.00	1,019.69	1.04	5.22

ING Wells Fargo Disciplined Value Portfolio

Actual Portfolio Return
Class ADV	$1,000.00	$937.30	1.24%	$5.97
Class S	1,000.00	938.60	0.89	4.29
Class S2	1,000.00	938.20	1.04	5.01
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.70	1.24%	$6.22
Class S	1,000.00	1,020.44	0.89	4.47
Class S2	1,000.00	1,019.69	1.04	5.22

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

10

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Wells Fargo Small Cap Disciplined Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$871.70	1.47%	$6.84
Class I	1,000.00	874.70	0.87	4.06
Class S	1,000.00	873.30	1.12	5.22
Class S2	1,000.00	872.90	1.27	5.91
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.55	1.47%	$7.37
Class I	1,000.00	1,020.54	0.87	4.37
Class S	1,000.00	1,019.29	1.12	5.62
Class S2	1,000.00	1,018.55	1.27	6.37

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

11

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	AllianceBernstein	BlackRock Inflation	BlackRock Large	BlackRock Large
	Mid Cap Growth	Protected Bond	Cap Growth	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$381,827,548	$163,044,573	$371,520,249	$191,963,240
Short-term investments at amortized cost	98,371,191	16,073,077	46,949,502	25,907,963
Cash	440,946	3,415,264	415,846	571,576
Foreign currencies at value**	—	68,045	—	—
Receivables:
Investment securities sold	4,460,378	747,001	12,145,233	6,659,448
Fund shares sold	1,482,832	316,397	32,658	264,855
Dividends and interest	55,120	1,055,629	267,712	187,556
Variation margin	—	9,522	—	—
Unrealized appreciation on forward foreign currency contracts	—	39,330	—	—
Unrealized appreciation on swap agreements	—	405,847	—	—
Prepaid expenses	4,150	1,677	3,587	1,424
Reimbursement due from manager	—	—	45,287	—

Total assets	486,642,165	185,176,362	431,380,074	225,556,062

LIABILITIES:
Payable for investment securities purchased	5,353,592	17,499,431	12,105,809	7,820,726
Payable for fund shares redeemed	16,561	30,286	482,319	18,955
Payable for futures variation margin	—	10,046	—	—
Payable upon receipt of securities loaned	97,922,213	—	45,286,585	25,183,999
Unrealized depreciation on forward foreign currency contracts	—	68,989	—	—
Payable to affiliates	348,417	77,602	292,009	132,243
Payable for trustee fees	—	8,584	459	—
Other accrued expenses and liabilities	—	62,198	—	—
Written options	—	24,688	—	—

Total liabilities	103,640,783	17,781,824	58,167,181	33,155,923

NET ASSETS	$383,001,382	$167,394,538	$373,212,893	$192,400,139

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$423,461,351	$155,324,574	$379,516,387	$197,506,256
Undistributed net investment income (accumulated net investment loss)	(1,516,555)	1,000,060	744,753	1,885,356
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	17,042,078	7,710,433	4,479,452	(2,604,583)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and written options	(55,985,492)	3,359,471	(11,527,699)	(4,386,890)

NET ASSETS	$383,001,382	$167,394,538	$373,212,893	$192,400,139

+ Including securities loaned at value	$93,261,135	$—	$44,093,308	$24,349,477
* Cost of investments in securities	$437,813,040	$159,785,809	$383,056,496	$196,350,130
** Cost of foreign currencies	$—	$67,921	$—	$—
Premiums received on written options	$—	$40,206	$—	$—

See Accompanying Notes to Financial Statements

12

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited) (continued)

	ING	ING	ING	ING
	AllianceBernstein	BlackRock Inflation	BlackRock Large	BlackRock Large
	Mid Cap Growth	Protected Bond	Cap Growth	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$922	$1,067	$4,804,954	$922
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	65	102	457,568	76
Net asset value and redemption price per share	$14.28	$10.46	$10.50	$12.11
Class I:
Net assets	$10,209,129	$167,392,396	$210,114,478	$142,117,093
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	699,390	15,944,351	19,586,179	11,506,792
Net asset value and redemption price per share	$14.60	$10.50	$10.73	$12.35
Class S:
Net assets	$356,815,512	$1,075	$152,027,321	$46,876,058
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	24,583,562	102	14,245,784	3,816,338
Net asset value and redemption price per share	$14.51	$10.53	$10.67	$12.28
Class S2:
Net assets	$15,975,819	n/a	$6,266,140	$3,406,066
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	1,111,547	n/a	593,581	278,971
Net asset value and redemption price per share	$14.37	n/a	$10.56	$12.21

See Accompanying Notes to Financial Statements

13

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	Capital Guardian	FMRsm Diversified	Franklin	Franklin
	U.S. Equities	Mid Cap	Income	Mutual Shares
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$363,391,137	$1,271,659,630	$654,362,619	$422,965,915
Short-term investments **	—	—	—	9,115,633
Short-term investments at amortized cost	111,736,074	300,185,130	34,333,542	33,382,713
Cash	331,298	8,262,854	54,277,770	503,007
Foreign currencies at value***	—	8,728,454	259	203,608
Receivables:
Investment securities sold	7,000,491	31,671,758	195,783	559,344
Fund shares sold	291,335	3,213,761	1,475,674	2,922,281
Dividends and interest	411,752	769,477	7,422,153	928,737
Unrealized appreciation on forward foreign currency contracts	—	—	—	399,329
Prepaid expenses	3,955	12,413	5,458	3,029
Reimbursement due from manager	—	—	33,610	—

Total assets	483,166,042	1,624,503,477	752,106,868	470,983,596

LIABILITIES:
Payable for investment securities purchased	3,169,106	31,185,676	3,664,197	2,565,068
Payable for fund shares redeemed	2,746	1,140,341	381,073	924
Payable upon receipt of securities loaned	108,752,223	229,147,682	34,333,542	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	1,802,494
Payable to affiliates	325,577	965,203	528,361	351,062
Other accrued expenses and liabilities	—	—	31,200	—

Total liabilities	112,249,652	262,438,902	38,938,373	4,719,548

NET ASSETS	$370,916,390	$1,362,064,575	$713,168,495	$466,264,048

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$333,398,743	$1,346,916,642	$732,116,165	$543,371,790
Undistributed net investment income	5,662,870	5,421,770	40,153,886	5,994,180
Accumulated net realized gain (loss) on investments, foreign currency related transactions, and written options	70,626,898	(15,708,252)	(7,266,716)	(6,719,432)
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	(38,772,121)	25,434,415	(51,834,840)	(76,382,490)

NET ASSETS	$370,916,390	$1,362,064,575	$713,168,495	$466,264,048

+ Including securities loaned at value	$103,543,437	$221,306,336	$33,414,037	$—
* Cost of investments in securities	$402,163,258	$1,246,215,949	$706,204,913	$497,820,349
** Cost of short-term investments	$—	$—	$—	$9,126,196
*** Cost of foreign currencies	$—	$8,738,056	$252	$323,918

See Accompanying Notes to Financial Statements

14

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited) (continued)

	ING	ING	ING	ING
	Capital Guardian	FMRsm Diversified	Franklin	Franklin
	U.S. Equities	Mid Cap	Income	Mutual Shares
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	n/a	$8,298,967	$983	$829
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	589,011	93	102
Net asset value and redemption price per share	n/a	$14.09	$10.62	$8.13
Class I:
Net assets	n/a	$241,067,851	$286,151,311	$259,592,164
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	16,786,622	26,590,906	31,702,509
Net asset value and redemption price per share	n/a	$14.36	$10.76	$8.19
Class S:
Net assets	$364,456,912	$1,056,831,378	$417,585,380	$206,671,055
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	37,398,236	74,119,423	38,989,596	25,288,476
Net asset value and redemption price per share	$9.75	$14.26	$10.71	$8.17
Class S2:
Net assets	$6,459,478	$55,866,379	$9,430,821	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	664,822	3,940,357	883,108	n/a
Net asset value and redemption price per share	$9.72	$14.18	$10.68	n/a

See Accompanying Notes to Financial Statements

15

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	Goldman Sachs	Lord Abbett	Multi-Manager	T. Rowe Price
	Commodity Strategy	Affiliated	International Small Cap	Capital Appreciation
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$193,645,572	$209,746,183	$154,553,638	$2,953,040,472
Short-term investments**	79,408,500	—	—	—
Short-term investments at amortized cost	29,968,500	45,902,680	3,201,840	875,756,667
Cash	7,177,017	345,359	820,555	4,860,664
Cash collateral for futures	682,205	—	—	—
Receivables:
Investment securities sold	16,548,629	2,533,364	1,589,834	8,027,033
Fund shares sold	440,704	214,581	263,104	429,550
Dividends and interest	879,958	186,308	303,000	11,022,375
Prepaid expenses	70,800	2,208	28,148	28,032
Reimbursement due from manager	—	—	8,965	—

Total assets	328,821,885	258,930,683	160,769,084	3,853,164,793

LIABILITIES:
Payable for investment securities purchased	—	1,736,187	1,853,320	43,668,582
Payable for fund shares redeemed	1,673	156,345	1,220	3,318,999
Payable upon receipt of securities loaned	—	45,671,692	—	385,308,080
Payable to affiliates	229,749	159,295	148,472	2,537,417
Payable to custodian due to foreign currency overdraft***	—	—	578	—
Payable for trustee fees	2,895	—	1,135	—
Other accrued expenses and liabilities	62,702	—	33,124	—
Unrealized depreciation on futures	165,047	—	—	—
Written options	—	—	—	828,000

Total liabilities	462,066	47,723,519	2,037,849	435,661,078

NET ASSETS	$328,359,819	$211,207,164	$158,731,235	$3,417,503,715

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$291,612,721	$209,332,567	$165,840,611	$3,014,657,750
Undistributed net investment income	566,228	4,378,585	507,716	108,042,746
Accumulated net realized gain (loss) on investments, foreign currency related transactions, and futures	7,178,514	20,991,690	(807,214)	337,397,813
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and written options	29,002,356	(23,495,678)	(6,809,878)	(42,594,594)

NET ASSETS	$328,359,819	$211,207,164	$158,731,235	$3,417,503,715

+ Including securities loaned at value	$—	$43,792,728	$—	$374,517,014
* Cost of investments in securities	$164,458,656	$233,241,861	$161,366,868	$2,995,474,857
** Cost of short-term investments	$79,381,115	$—	$—	$—
*** Cost of foreign currency overdraft	$—	$—	$339	$—
Premiums received on written options	$—	$—	$—	$667,791

See Accompanying Notes to Financial Statements

16

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited) (continued)

	ING	ING	ING	ING
	Goldman Sachs	Lord Abbett	Multi-Manager	T. Rowe Price
	Commodity Strategy	Affiliated	International Small Cap	Capital Appreciation
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$3,341	$843	$2,897	$50,335,746
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	80	301	2,168,275
Net asset value and redemption price per share	$11.10	$10.60	$9.62	$23.21
Class I:
Net assets	$328,349,792	$114,603,580	$157,430,806	$209,067,629
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	29,551,583	10,597,068	16,340,624	8,755,640
Net asset value and redemption price per share	$11.11	$10.81	$9.63	$23.88
Class S:
Net assets	$3,343	$93,863,475	$1,294,634	$3,055,146,820
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	8,691,197	134,515	128,333,832
Net asset value and redemption price per share	$11.11	$10.80	$9.62	$23.81
Class S2:
Net assets	$3,343	$2,739,266	$2,898	$102,953,520
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	255,234	301	4,355,569
Net asset value and redemption price per share	$11.11	$10.73	$9.63	$23.64

See Accompanying Notes to Financial Statements

17

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	T. Rowe Price	Templeton	Van Kampen	Van Kampen
	Equity Income	Global Growth	Capital Growth	Global Franchise
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$1,222,013,525	$592,848,351	$563,541,683	$357,295,706
Short-term investments at amortized cost	319,871,873	94,416,631	157,277,652	47,261,959
Cash	3,391,537	563,250	1,036,717	496,708
Foreign currencies at value**	120	420,346	820,307	428,754
Receivables:
Investment securities sold	2,812,059	—	—	1,477,618
Fund shares sold	690,061	2,066,223	533,606	2,020,442
Dividends and interest	2,148,890	1,130,119	182,682	1,387,884
Prepaid expenses	94,303	5,148	5,940	3,474

Total assets	1,551,022,368	691,450,068	723,398,587	410,372,545

LIABILITIES:
Payable for investment securities purchased	2,110,631	163,076	—	1,017,813
Payable for fund shares redeemed	2,247,031	6,147	459,007	—
Payable upon receipt of securities loaned	265,305,730	39,276,915	147,955,118	43,675,138
Unrealized depreciation on forward foreign currency contracts	—	—	—	506,817
Payable to affiliates	952,571	560,965	388,791	395,227
Payable for trustee fees	—	—	7,838	—

Total liabilities	270,615,963	40,007,103	148,810,754	45,594,995

NET ASSETS	$1,280,406,405	$651,442,965	$574,587,833	$364,777,550

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,197,555,721	$661,066,572	$543,057,455	$303,155,275
Undistributed net investment income	39,080,695	16,638,684	1,169,120	13,042,114
Accumulated net realized gain on investments and foreign currency related transactions	160,784,781	22,465,217	10,152,486	33,560,689
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	(117,014,792)	(48,727,508)	20,208,772	15,019,472

NET ASSETS	$1,280,406,405	$651,442,965	$574,587,833	$364,777,550

+ Including securities loaned at value	$254,734,691	$37,774,475	$143,803,711	$41,812,907
* Cost of investments in securities	$1,339,028,319	$641,596,183	$543,338,019	$341,805,731
** Cost of foreign currencies	$118	$422,664	$816,259	$425,386

See Accompanying Notes to Financial Statements

18

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited) (continued)

	ING	ING	ING
	T. Rowe Price	Templeton	Van Kampen	ING
	Equity Income	Global Growth	Capital Growth	Van Kampen
	Portfolio	Portfolio	Portfolio	Global Franchise

Class ADV:
Net assets	$19,952,102	$872	$7,921	$934
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,542,989	71	638	65
Net asset value and redemption price per share	$12.93	$12.23	$12.42	$14.41
Class I:
Net assets	$201,723,566	$265,631,845	$367,150,217	$997
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,288,799	21,363,054	29,226,226	68
Net asset value and redemption price per share	$13.19	$12.43	$12.56	$14.62
Class S:
Net assets	$1,000,051,518	$379,861,329	$207,416,315	$293,802,971
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	76,085,749	30,555,613	16,653,191	20,125,075
Net asset value and redemption price per share	$13.14	$12.43	$12.46	$14.60
Class S2:
Net assets	$58,679,219	$5,948,919	$13,380	$70,972,648
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,498,049	482,332	1,082	4,893,830
Net asset value and redemption price per share	$13.05	$12.33	$12.37	$14.50

See Accompanying Notes to Financial Statements

19

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	Van Kampen	Van Kampen	Wells Fargo	Wells Fargo
	Growth and Income	Real Estate	Disciplined Value	Small Cap Disciplined
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$738,170,248	$1,196,041,974	$183,001,324	$128,932,908
Short-term investments at amortized cost	182,997,620	248,362,835	50,841,129	43,688,587
Cash	95,404	9,761,420	456,676	572,914
Foreign currencies at value**	—	24,911	—	—
Receivables:
Fund shares sold	699,694	2,329,569	1,197	176,708
Dividends and interest	999,109	6,046,492	192,258	120,430
Prepaid expenses	7,745	7,770	1,808	2,006
Reimbursement due from manager	—	—	—	6,278

Total assets	922,969,820	1,462,574,971	234,494,392	173,499,831

LIABILITIES:
Payable for investment securities purchased	2,778,378	32,218,249	186,943	467,960
Payable for fund shares redeemed	98,602	161,913	391,718	292,889
Payable upon receipt of securities loaned	155,299,159	168,503,828	50,841,129	38,948,824
Payable to affiliates	588,265	825,346	142,967	109,584
Payable to custodian due to foreign currency overdraft	986	—	—	—
Payable for trustee fees	—	—	—	1,191
Other accrued expenses and liabilities	—	—	—	33,840

Total liabilities	158,765,390	201,709,336	51,562,757	39,854,288

NET ASSETS	$764,204,430	$1,260,865,635	$182,931,635	$133,645,543

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$658,619,577	$1,101,784,039	$248,848,533	$154,078,930
Undistributed net investment income	22,965,893	26,760,026	4,305,389	2,317,913
Accumulated net realized gain (loss) on investments and foreign currency related transactions	91,614,131	226,362,754	(49,001,574)	10,352,379
Net unrealized depreciation on investments and foreign currency related transactions	(8,995,171)	(94,041,184)	(21,220,713)	(33,103,679)

NET ASSETS	$764,204,430	$1,260,865,635	$182,931,635	$133,645,543

+ Including securities loaned at value	$150,210,826	$163,000,624	$48,197,131	$36,585,704
* Cost of investments in securities	$747,163,453	$1,290,083,044	$204,222,037	$162,036,587
** Cost of foreign currencies	$—	$25,004	$—	$—

See Accompanying Notes to Financial Statements

20

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited) (continued)

	ING	ING	ING	ING
	Van Kampen	Van Kampen	Wells Fargo	Wells Fargo
	Growth and Income	Real Estate	Disciplined Value	Small Cap Disciplined
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$2,415,273	$1,400,054	$47,031	$339,208
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	104,975	52,165	2,997	35,660
Net asset value and redemption price per share	$23.01	$26.84	$15.70	$9.51
Class I:
Net assets	$16,958,764	$670,680,519	n/a	$102,314,953
Shares authorized	unlimited	unlimited	n/a	unlimited
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	723,452	24,452,629	n/a	10,624,974
Net asset value and redemption price per share	$23.44	$27.43	n/a	$9.63
Class S:
Net assets	$681,861,348	$562,252,590	$179,266,779	$30,491,447
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	29,097,948	20,624,445	11,283,797	3,181,509
Net asset value and redemption price per share	$23.43	$27.26	$15.89	$9.58
Class S2:
Net assets	$62,969,045	$26,532,472	$3,617,825	$499,935
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,704,713	978,472	229,161	52,348
Net asset value and redemption price per share	$23.28	$27.12	$15.79	$9.55

See Accompanying Notes to Financial Statements

21

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	AllianceBernstein	BlackRock Inflation	BlackRock Large	BlackRock Large
	Mid Cap Growth	Protected Bond	Cap Growth	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends	$351,530	$—	$1,751,752	$1,488,738
Interest	10,680	5,671,658	2,251	11,623
Securities lending income	262,087	—	101,744	41,863

Total investment income	624,297	5,671,658	1,855,747	1,542,224

EXPENSES:
Investment management fees	—	438,590	—	—
Unified fees	1,655,075	—	1,548,606	727,248
Distribution and service fees
Class ADV	5	5	19,112	5
Class S	502,791	2	187,040	64,700
Class S2	44,187	—	16,920	9,344
Transfer agent fees	—	634	—	—
Administrative service fees	—	97,959	—	—
Shareholder reporting expense	—	7,238	—	—
Professional fees	—	11,971	—	—
Custody and accounting expense	—	14,681	—	—
Trustee fees	8,151	1,991	8,577	2,821
Offering expense	—	4,557	—	—
Miscellaneous expense	—	3,808	—	—

Total expenses	2,210,209	581,436	1,780,255	804,118
Net waived and reimbursed fees	(8,877)	(1)	(279,444)	(58,695)
Brokerage commission recapture	(60,480)	—	—	—

Net expenses	2,140,852	581,435	1,500,811	745,423

Net investment income (loss)	(1,516,555)	5,090,223	354,936	796,801

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, SWAPS, AND WRITTEN OPTIONS
Net realized gain (loss) on:
Investments	(31,521,404)	6,602,682	(35,353,337)	(11,128,928)
Foreign currency related transactions	—	(2,178,678)	—	—
Futures	—	1,984,733	—	—
Swaps	—	1,103,782	—	—
Written options	—	68	—	—

Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	(31,521,404)	7,512,587	(35,353,337)	(11,128,928)

Net change in unrealized appreciation or depreciation on:
Investments	(52,284,079)	(3,836,169)	(23,865,979)	(13,009,186)
Foreign currency related transactions	—	773,534	5,950	—
Futures	—	(308,625)	—	—
Swaps	—	(158,777)	—	—
Written options	—	15,518	—	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and written options	(52,284,079)	(3,514,519)	(23,860,029)	(13,009,186)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	(83,805,483)	3,998,068	(59,213,366)	(24,138,114)

Increase (decrease) in net assets resulting from operations	$(85,322,038)	$9,088,291	$(58,858,430)	$(23,341,313)

See Accompanying Notes to Financial Statements

22

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	Capital Guardian	FMRsm Diversified	Franklin	Franklin
	U.S. Equities	Mid Cap	Income	Mutual Shares
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,746,227	$6,657,188	$7,153,705	$5,854,566
Interest	87,604	331,941	15,162,581	673,118
Securities lending income	267,056	1,399,820	173,634	—

Total investment income	4,100,887	8,388,949	22,489,920	6,527,684

EXPENSES:
Investment management fees	—	—	2,063,935	—
Unified fees	1,578,421	4,390,555	—	1,665,420
Distribution and service fees
Class ADV	2	35,304	5	5
Class S	516,925	1,308,115	490,665	256,998
Class S2	18,450	139,061	24,378	—
Transfer agent fees
Class I	—	—	29	—
Class S	—	—	48	—
Class S2	—	—	79	—
Administrative service fees	—	—	323,265	—
Shareholder reporting expense	—	—	40,165	—
Registration fees	—	—	49	—
Professional fees	—	—	15,682	—
Custody and accounting expense	—	—	26,296	—
Trustee fees	7,863	24,286	5,498	6,661
Miscellaneous expense	—	—	5,363	—

Total expenses	2,121,661	5,897,321	2,995,457	1,929,084
Net waived and reimbursed fees	(3,706)	(34,995)	(94,349)	(1)
Brokerage commission recapture	(9,529)	—	—	—

Net expenses	2,108,426	5,862,326	2,901,108	1,929,083

Net investment income	1,992,461	2,526,623	19,588,812	4,598,601

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND WRITTEN OPTIONS
Net realized gain (loss) on:
Investments	909,637	(38,257,086)	(9,331,447)	(1,537,721)
Foreign currency related transactions	—	(223,247)	35,086	(5,791,110)
Written options	—	—	—	235,010

Net realized gain (loss) on investments, foreign currency related transactions, and written options	909,637	(38,480,333)	(9,296,361)	(7,093,821)

Net change in unrealized appreciation or depreciation on:
Investments	(66,073,266)	(65,407,796)	(38,794,574)	(69,355,075)
Foreign currency related transactions	—	(3,296)	7,263	(103,812)
Written options	—	—	—	(11,691)

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and written options	(66,073,266)	(65,411,092)	(38,787,311)	(69,470,578)

Net realized and unrealized loss on investments, foreign currency related transactions, and written options	(65,163,629)	(103,891,425)	(48,083,672)	(76,564,399)

Decrease in net assets resulting from operations	$(63,171,168)	$(101,364,802)	$(28,494,860)	$(71,965,798)

* Foreign taxes withheld	$68,791	$197,515	$68,335	$427,947

See Accompanying Notes to Financial Statements

23

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	Goldman Sachs	Lord Abbett	Multi-Manager	T. Rowe Price
	Commodity Strategy	Affiliated	International Small Cap	Capital Appreciation
	Portfolio	Portfolio	Portfolio	Portfolio
	April 28, 2008(1)	Six Months Ended	April 28, 2008(1)	Six Months Ended
	to June 30,	June 30,	to June 30,	June 30,
	2008	2008	2008	2008

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$—	$2,561,105	$702,258	$36,680,104
Interest	1,090,613	32,401	78,229	9,170,355
Securities lending income	—	55,928	—	1,617,790

Total investment income	1,090,613	2,649,434	780,487	47,468,249

EXPENSES:
Investment management fees	405,364	—	226,948	—
Unified fees	—	893,502	—	10,857,515
Distribution and service fees
Class ADV	6	5	3	202,485
Class S	1	135,087	431	3,801,617
Class S2	4	7,562	2	268,603
Transfer agent fees	2,895	—	1,357	—
Administrative service fees	57,908	—	22,694	—
Shareholder reporting expense	11,580	—	4,538	—
Registration fees	2,895	—	1,135	—
Professional fees	11,580	—	4,538	—
Custody and accounting expense	23,164	—	9,078	—
Trustee fees	2,895	4,296	1,135	55,419
Offering expense	3,200	—	5,852	—
Miscellaneous expense	2,897	—	1,136	—

Total expenses	524,389	1,040,452	278,847	15,185,639
Net waived and reimbursed fees	(4)	(1,520)	(6,076)	(94,631)
Brokerage commission recapture	—	(7,545)	—	(58,130)

Net expenses	524,385	1,031,387	272,771	15,032,878

Net investment income	566,228	1,618,047	507,716	32,435,371

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND WRITTEN OPTIONS
Net realized gain (loss) on:
Investments	7,126,351	(7,483,399)	(681,622)	29,759,145
Foreign currency related transactions	—	—	(125,592)	(45,238)
Futures	52,163	—	—	—

Net realized gain (loss) on investments, foreign currency related transactions, and futures	7,178,514	(7,483,399)	(807,214)	29,713,907

Net change in unrealized appreciation or depreciation on:
Investments	29,214,301	(32,696,335)	(6,813,230)	(191,416,592)
Foreign currency related transactions	—	—	3,352	—
Futures	(211,945)	—	—	—
Written options	—	—	—	(160,209)

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and written options	29,002,356	(32,696,335)	(6,809,878)	(191,576,801)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, and written options	36,180,870	(40,179,734)	(7,617,092)	(161,862,894)

Increase (decrease) in net assets resulting from operations	$36,747,098	$(38,561,687)	$(7,109,376)	$(129,427,523)

* Foreign taxes withheld	$—	$7,466	$75,936	$104,433

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

24

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	T. Rowe Price	Templeton	Van Kampen	Van Kampen
	Equity Income	Global Growth	Capital Growth	Global Franchise
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$19,434,022	$11,895,763	$1,216,512	$9,681,313
Interest	44,729	521,878	91,688	126,332
Securities lending income	764,316	537,752	521,262	298,002

Total investment income	20,243,067	12,955,393	1,829,462	10,105,647

EXPENSES:
Unified fees	4,277,082	2,799,847	895,397	1,922,381
Distribution and service fees
Class ADV	84,734	5	12	5
Class S	1,359,965	511,516	135,584	400,848
Class S2	159,460	16,674	20,703	197,440
Trustee fees	22,500	9,957	3,976	6,804

Total expenses	5,903,741	3,337,999	1,055,672	2,527,478
Net waived and reimbursed fees	(49,053)	(3,336)	(48,266)	(39,662)
Brokerage commission recapture	(5,361)	(9,152)	—	—

Net expenses	5,849,327	3,325,511	1,007,406	2,487,816

Net investment income	14,393,740	9,629,882	822,056	7,617,831

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS
Net realized gain (loss) on:
Investments	63,228,492	(2,532,402)	(3,211,084)	4,901,694
Foreign currency related transactions	(15,238)	(23,849)	(57,771)	1,044,640

Net realized gain (loss) on investments and foreign currency related transactions	63,213,254	(2,556,251)	(3,268,855)	5,946,334

Net change in unrealized appreciation or depreciation on:
Investments	(275,351,712)	(100,807,497)	(39,189,552)	(71,509,770)
Foreign currency related transactions	2	2,055	3,516	(1,933,110)

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(275,351,710)	(100,805,442)	(39,186,036)	(73,442,880)

Net realized and unrealized loss on investments and foreign currency related transactions	(212,138,456)	(103,361,693)	(42,454,891)	(67,496,546)

Decrease in net assets resulting from operations	$(197,744,716)	$(93,731,811)	$(41,632,835)	$(59,878,715)

* Foreign taxes withheld	$70,034	$1,162,563	$24,674	$806,268

See Accompanying Notes to Financial Statements

25

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

	ING	ING	ING	ING
	Van Kampen	Van Kampen	Wells Fargo	Wells Fargo
	Growth and Income	Real Estate	Disciplined Value	Small Cap Disciplined
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$10,623,147	$13,466,760	$1,853,752	$1,140,826
Interest	244,383	410,131	96,341	109,486
Securities lending income	392,545	407,390	120,788	173,101

Total investment income	11,260,075	14,284,281	2,070,881	1,423,413

EXPENSES:
Investment management fees	—	—	—	608,376
Unified fees	2,686,623	3,675,024	632,255	—
Distribution and service fees
Class ADV	12,532	4,535	170	1,221
Class S	940,075	775,614	242,887	42,010
Class S2	171,964	73,164	9,487	1,360
Transfer agent fees
Class I	—	—	—	39
Class S	—	—	—	20
Class S2	—	—	—	257
Administrative service fees	—	—	—	79,008
Shareholder reporting expense	—	—	—	21,500
Registration fees	—	—	—	27
Professional fees	—	—	—	6,796
Custody and accounting expense	—	—	—	12,295
Trustee fees	15,208	16,263	3,615	2,730
Miscellaneous expense	—	—	—	2,915

Total expenses	3,826,402	4,544,600	888,414	778,554
Net waived and reimbursed fees	(62,358)	(15,604)	(1,940)	(47,900)

Net expenses	3,764,044	4,528,996	886,474	730,654

Net investment income	7,496,031	9,755,285	1,184,407	692,759

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS
Net realized gain (loss) on:
Investments	30,336,912	16,509,316	(422,593)	(7,766,309)
Foreign currency related transactions	(16,965)	7,000	—	—

Net realized gain (loss) on investments and foreign currency related transactions	30,319,947	16,516,316	(422,593)	(7,766,309)

Net change in unrealized appreciation or depreciation on:
Investments	(154,402,822)	(100,424,649)	(13,874,533)	(15,674,709)
Foreign currency related transactions	(1,966)	(16,865)	—	—

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(154,404,788)	(100,441,514)	(13,874,533)	(15,674,709)

Net realized and unrealized loss on investments and foreign currency related transactions	(124,084,841)	(83,925,198)	(14,297,126)	(23,441,018)

Decrease in net assets resulting from operations	$(116,588,810)	$(74,169,913)	$(13,112,719)	$(22,748,259)

* Foreign taxes withheld	$409,561	$170,123	$1,105	$—

See Accompanying Notes to Financial Statements

26

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING AllianceBernstein Mid Cap		ING BlackRock Inflation Protected
	Growth Portfolio		Bond Portfolio
	Six Months Ended	Year Ended	Six Months Ended	April 30, 2007(1)
	June 30,	December 31,	June 30,	to December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income (loss)	$(1,516,555)	$(3,789,792)	$5,090,223	$6,527,989
Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	(31,521,404)	80,881,091	7,512,587	428,071
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and written options	(52,284,079)	(7,901,309)	(3,514,519)	6,873,990

Increase (decrease) in net assets resulting from operations	(85,322,038)	69,189,990	9,088,291	13,830,050

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1)	(22)	(35)
Class I	—	(299,026)	(4,571,127)	(6,291,699)
Class S	—	—	(22)	(32)
Net realized gains
Class ADV	—	(77)	—	—
Class I	—	(9,463,060)	—	—
Class S	—	(29,384,897)	—	—
Class S2	—	(1,304,773)	—	—

Total distributions	—	(40,451,834)	(4,571,171)	(6,291,766)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,784,502	108,654,545	47,588,555	223,007,683
Reinvestment of distributions	—	40,451,755	4,571,122	6,291,663

	14,784,502	149,106,300	52,159,677	229,299,346
Cost of shares redeemed	(62,052,602)	(277,465,030)	(101,320,749)	(24,799,140)

Net increase (decrease) in net assets resulting from capital share transactions	(47,268,100)	(128,358,730)	(49,161,072)	204,500,206

Net increase (decrease) in net assets	(132,590,138)	(99,620,574)	(44,643,952)	212,038,490

NET ASSETS:
Beginning of period	515,591,520	615,212,094	212,038,490	—

End of period	$383,001,382	$515,591,520	$167,394,538	$212,038,490

Undistributed net investment income (accumulated net investment loss) at end of period	$(1,516,555)	$—	$1,000,060	$481,008

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

27

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING BlackRock Large Cap		ING BlackRock Large Cap
	Growth Portfolio		Value Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$354,936	$527,729	$796,801	$1,093,667
Net realized gain (loss) on investments	(35,353,337)	54,893,110	(11,128,928)	8,813,970
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(23,860,029)	(49,568,912)	(13,009,186)	(5,255,238)

Increase (decrease) in net assets resulting from operations	(58,858,430)	5,851,927	(23,341,313)	4,652,399

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	—	—	(36)
Class I	—	—	—	(549,247)
Class S	—	—	—	(271,386)
Class S2	—	—	—	(10,342)
Net realized gains
Class ADV	—	—	—	(34)
Class I	—	—	—	(3,006,581)
Class S	—	—	—	(2,295,102)
Class S2	—	—	—	(140,321)

Total distributions	—	—	—	(6,273,049)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,136,922	38,605,669	50,585,334	97,815,980
Proceeds from shares issued in merger (Note 14)	—	309,020,845	—	—
Reinvestment of distributions	—	—	—	6,273,014

	25,136,922	347,626,514	50,585,334	104,088,994
Cost of shares redeemed	(36,836,794)	(69,072,169)	(14,230,164)	(42,381,403)

Net increase (decrease) in net assets resulting from capital share transactions	(11,699,872)	278,554,345	36,355,170	61,707,591

Net increase (decrease) in net assets	(70,558,302)	284,406,272	13,013,857	60,086,941

NET ASSETS:
Beginning of period	443,771,195	159,364,923	179,386,282	119,299,341

End of period	$373,212,893	$443,771,195	$192,400,139	$179,386,282

Undistributed net investment income at end of period	$744,753	$389,817	$1,885,356	$1,088,555

See Accompanying Notes to Financial Statements

28

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Capital Guardian U.S.		ING FMRsm Diversified
	Equities Portfolio		Mid Cap Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$1,992,461	$3,662,564	$2,526,623	$1,864,716
Net realized gain (loss) on investments and foreign currency related transactions	909,637	70,901,690	(38,480,333)	197,977,048
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(66,073,266)	(72,848,348)	(65,411,092)	(69,573,473)

Increase (decrease) in net assets resulting from operations	(63,171,168)	1,715,906	(101,364,802)	130,268,291

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(9)	—	(5,999)
Class I	—	(8)	—	(233,132)
Class S	—	(2,954,909)	—	(1,353,796)
Class S2	—	(32,840)	—	(2,721)
Net realized gains
Class ADV	—	(92)	—	(37,841)
Class I	—	(89)	—	(360,740)
Class S	—	(46,804,922)	—	(4,575,679)
Class S2	—	(813,130)	—	(235,206)

Total distributions	—	(50,605,999)	—	(6,805,114)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,069,784	8,359,733	112,248,018	373,681,111
Proceeds from shares issued in merger (Note 14)	—	—	—	443,261,612
Reinvestment of distributions	—	50,605,804	—	6,805,114

	1,069,784	58,965,537	112,248,018	823,747,837
Cost of shares redeemed	(51,871,404)	(110,103,947)	(203,815,503)	(187,999,302)

Net increase (decrease) in net assets resulting from capital share transactions	(50,801,620)	(51,138,410)	(91,567,485)	635,748,535

Net increase (decrease) in net assets	(113,972,788)	(100,028,503)	(192,932,287)	759,211,712

NET ASSETS:
Beginning of period	484,889,178	584,917,681	1,554,996,862	795,785,150

End of period	$370,916,390	$484,889,178	$1,362,064,575	$1,554,996,862

Undistributed net investment income at end of period	$5,662,870	$3,670,409	$5,421,770	$2,895,147

See Accompanying Notes to Financial Statements

29

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Franklin		ING Franklin Mutual
	Income Portfolio		Shares Portfolio
	Six Months Ended	Year Ended	Six Months Ended	April 30, 2007(1)
	June 30,	December 31,	June 30,	to December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$19,588,812	$20,579,317	$4,598,601	$2,798,468
Net realized gain (loss) on investments, foreign currency related transactions, and written options	(9,296,361)	2,024,152	(7,093,821)	(788,435)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and written options	(38,787,311)	(21,928,155)	(69,470,578)	(6,911,912)

Increase (decrease) in net assets resulting from operations	(28,494,860)	675,314	(71,965,798)	(4,901,879)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(12)	—	—
Class I	—	(556,324)	—	(137,916)
Class S	—	(3,225,884)	—	—
Class S2	—	(75,554)	—	—
Net realized gains
Class ADV	—	(1)	—	—
Class I	—	(70,917)	—	(59,107)
Class S	—	(430,296)	—	(73,408)
Class S2	—	(10,196)	—	—

Total distributions	—	(4,369,184)	—	(270,431)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	216,720,161	424,156,710	170,017,818	420,486,118
Reinvestment of distributions	—	4,369,172	—	267,229

	216,720,161	428,525,882	170,017,818	420,753,347
Cost of shares redeemed	(54,168,642)	(51,857,342)	(25,107,065)	(22,261,944)

Net increase in net assets resulting from capital share transactions	162,551,519	376,668,540	144,910,753	398,491,403

Net increase in net assets	134,056,659	372,974,670	72,944,955	393,319,093

NET ASSETS:
Beginning of period	579,111,836	206,137,166	393,319,093	—

End of period	$713,168,495	$579,111,836	$466,264,048	$393,319,093

Undistributed net investment income at end of period	$40,153,886	$20,565,074	$5,994,180	$1,395,579

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

30

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Goldman Sachs
	Commodity
	Strategy Portfolio	ING Lord Abbett Affiliated Portfolio
	April 28, 2008(1)	Six Months Ended	Year Ended
	to June 30,	June 30,	December 31,
	2008	2008	2007

FROM OPERATIONS:
Net investment income	$566,228	$1,618,047	$2,765,167
Net realized gain (loss) on investments and futures	7,178,514	(7,483,399)	28,857,289
Net change in unrealized appreciation or depreciation on investments and futures	29,002,356	(32,696,335)	(19,360,330)

Increase (decrease) in net assets resulting from operations	36,747,098	(38,561,687)	12,262,126

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	—	(15)
Class I	—	—	(389,214)
Class S	—	—	(2,390,068)
Class S2	—	—	(57,708)
Net realized gains
Class ADV	—	—	(25)
Class I	—	—	(484,734)
Class S	—	—	(3,468,594)
Class S2	—	—	(86,980)

Total distributions	—	—	(6,877,338)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	345,987,114	2,259,406	156,393,188
Reinvestment of distributions	—	—	6,877,298

	345,987,114	2,259,406	163,270,486
Cost of shares redeemed	(54,374,393)	(25,529,688)	(151,592,312)

Net increase (decrease) in net assets resulting from capital share transactions	291,612,721	(23,270,282)	11,678,174

Net increase (decrease) in net assets	328,359,819	(61,831,969)	17,062,962

NET ASSETS:
Beginning of period	—	273,039,133	255,976,171

End of period	$328,359,819	$211,207,164	$273,039,133

Undistributed net investment income at end of period	$566,228	$4,378,585	$2,760,538

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

31

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Multi-Manager
	International Small Cap	ING T. Rowe Price Capital
	Portfolio	Appreciation Portfolio
	April 28, 2008(1)	Six Months Ended	Year Ended
	to June 30,	June 30,	December 31,
	2008	2008	2007

FROM OPERATIONS:
Net investment income	$507,716	$32,435,371	$75,846,554
Net realized gain (loss) on investments and foreign currency related transactions	(807,214)	29,713,907	307,669,041
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and written options	(6,809,878)	(191,576,801)	(246,258,752)

Increase (decrease) in net assets resulting from operations	(7,109,376)	(129,427,523)	137,256,843

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	—	(1,707,806)
Class I	—	—	(2,448,208)
Class S	—	—	(53,826,396)
Class S2	—	—	(1,972,513)
Net realized gains
Class ADV	—	—	(10,072,146)
Class I	—	—	(11,908,977)
Class S	—	—	(292,684,412)
Class S2	—	—	(11,613,044)

Total distributions	—	—	(386,233,502)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	167,386,711	224,229,612	486,433,238
Reinvestment of distributions	—	—	386,233,502

	167,386,711	224,229,612	872,666,740
Cost of shares redeemed	(1,546,100)	(201,231,833)	(240,246,229)

Net increase in net assets resulting from capital share transactions	165,840,611	22,997,779	632,420,511

Net increase (decrease) in net assets	158,731,235	(106,429,744)	383,443,852

NET ASSETS:
Beginning of period	—	3,523,933,459	3,140,489,607

End of period	$158,731,235	$3,417,503,715	$3,523,933,459

Undistributed net investment income at end of period	$507,716	$108,042,746	$75,607,375

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

32

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING T. Rowe Price Equity		ING Templeton Global
	Income Portfolio		Growth Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$14,393,740	$24,692,518	$9,629,882	$6,460,137
Net realized gain (loss) on investments and foreign currency related transactions	63,213,254	104,536,662	(2,556,251)	26,100,975
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(275,351,710)	(87,748,500)	(100,805,442)	(24,535,650)

Increase (decrease) in net assets resulting from operations	(197,744,716)	41,480,680	(93,731,811)	8,025,462

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(328,279)	—	(13)
Class I	—	(1,542,297)	—	(303,274)
Class S	—	(16,906,236)	—	(4,874,654)
Class S2	—	(874,421)	—	(75,039)
Net realized gains
Class ADV	—	(1,146,766)	—	(23)
Class I	—	(3,505,947)	—	(553,746)
Class S	—	(44,842,378)	—	(10,769,661)
Class S2	—	(2,428,805)	—	(189,598)

Total distributions	—	(71,575,129)	—	(16,766,008)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	146,047,729	208,598,303	132,579,040	221,758,984
Reinvestment of distributions	—	71,575,129	—	16,765,939

	146,047,729	280,173,432	132,579,040	238,524,923
Cost of shares redeemed	(90,219,944)	(197,590,510)	(39,467,572)	(64,533,637)

Net increase in net assets resulting from capital share transactions	55,827,785	82,582,922	93,111,468	173,991,286

Net increase (decrease) in net assets	(141,916,931)	52,488,473	(620,343)	165,250,740

NET ASSETS:
Beginning of period	1,422,323,336	1,369,834,863	652,063,308	486,812,568

End of period	$1,280,406,405	$1,422,323,336	$651,442,965	$652,063,308

Undistributed net investment income at end of period	$39,080,695	$24,686,955	$16,638,684	$7,008,802

See Accompanying Notes to Financial Statements

33

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Van Kampen Capital		ING Van Kampen Global
	Growth Portfolio		Franchise Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$822,056	$343,741	$7,617,831	$7,888,788
Net realized gain (loss) on investments and foreign currency related transactions	(3,268,855)	13,981,019	5,946,334	23,181,838
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(39,186,036)	6,244,697	(73,442,880)	6,917,530

Increase (decrease) in net assets resulting from operations	(41,632,835)	20,569,457	(59,878,715)	37,988,156

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains
Class ADV	—	(38)	—	(32)
Class I	—	(1,121,509)	—	(34)
Class S	—	(1,930,101)	—	(10,482,271)
Class S2	—	(467,271)	—	(2,561,781)

Total distributions	—	(3,518,919)	—	(13,044,118)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,957,939	4,755,922	22,636,112	71,361,550
Proceeds from shares issued in merger (Note 14)	524,299,407	—	—	—
Reinvestment of distributions	—	3,518,881	—	13,044,054

	549,257,346	8,274,803	22,636,112	84,405,604
Cost of shares redeemed	(36,723,051)	(27,804,905)	(30,040,246)	(71,741,870)

Net increase (decrease) in net assets resulting from capital share transactions	512,534,295	(19,530,102)	(7,404,134)	12,663,734

Net increase (decrease) in net assets	470,901,460	(2,479,564)	(67,282,849)	37,607,772

NET ASSETS:
Beginning of period	103,686,373	106,165,937	432,060,399	394,452,627

End of period	$574,587,833	$103,686,373	$364,777,550	$432,060,399

Undistributed net investment income at end of period	$1,169,120	$347,064	$13,042,114	$5,424,283

See Accompanying Notes to Financial Statements

34

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Van Kampen Growth and		ING Van Kampen
	Income Portfolio		Real Estate Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$7,496,031	$15,473,348	$9,755,285	$16,675,963
Net realized gain on investments and foreign currency related transactions	30,319,947	65,079,713	16,516,316	209,430,690
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(154,404,788)	(51,235,774)	(100,441,514)	(432,221,319)

Increase (decrease) in net assets resulting from operations	(116,588,810)	29,317,287	(74,169,913)	(206,114,666)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(86,119)	—	(10,066)
Class I	—	(236,836)	—	(3,346,015)
Class S	—	(13,892,167)	—	(9,930,503)
Class S2	—	(1,078,780)	—	(375,935)
Net realized gains
Class ADV	—	(457,552)	—	(85,681)
Class I	—	(883,941)	—	(25,287,318)
Class S	—	(60,322,273)	—	(92,199,216)
Class S2	—	(5,134,870)	—	(3,897,288)

Total distributions	—	(82,092,538)	—	(135,132,022)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,466,174	45,749,450	527,111,765	335,921,972
Reinvestment of distributions	—	82,092,538	—	135,132,022

	23,466,174	127,841,988	527,111,765	471,053,994
Cost of shares redeemed	(96,402,212)	(199,734,731)	(205,945,045)	(407,110,763)

Net increase (decrease) in net assets resulting from capital share transactions	(72,936,038)	(71,892,743)	321,166,720	63,943,231

Net increase (decrease) in net assets	(189,524,848)	(124,667,994)	246,996,807	(277,303,457)

NET ASSETS:
Beginning of period	953,729,278	1,078,397,272	1,013,868,828	1,291,172,285

End of period	$764,204,430	$953,729,278	$1,260,865,635	$1,013,868,828

Undistributed net investment income at end of period	$22,965,893	$15,469,862	$26,760,026	$17,004,741

See Accompanying Notes to Financial Statements

35

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Wells Fargo Disciplined		ING Wells Fargo Small Cap
	Value Portfolio		Disciplined Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income	$1,184,407	$3,126,560	$692,759	$1,625,154
Net realized gain (loss) on investments	(422,593)	22,871,366	(7,766,309)	18,142,050
Net change in unrealized appreciation or depreciation on investments	(13,874,533)	(33,092,722)	(15,674,709)	(26,758,648)

Decrease in net assets resulting from operations	(13,112,719)	(7,094,796)	(22,748,259)	(6,991,444)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class ADV	—	(637)	—	—
Class I	—	(14)	—	—
Class S	—	(2,664,803)	—	—
Class S2	—	(43,496)	—	—

Total distributions	—	(2,708,950)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	542,974	7,254,994	33,604,553	66,814,038
Reinvestment of distributions	—	2,708,936	—	—

	542,974	9,963,930	33,604,553	66,814,038
Cost of shares redeemed	(26,765,714)	(68,041,174)	(64,605,547)	(47,124,986)

Net increase (decrease) in net assets resulting from capital share transactions	(26,221,740)	(58,077,244)	(31,000,994)	19,689,052

Net increase (decrease) in net assets	(39,334,459)	(67,880,990)	(53,749,253)	12,697,608

NET ASSETS:
Beginning of period	222,266,094	290,147,084	187,394,796	174,697,188

End of period	$182,931,635	$222,266,094	$133,645,543	$187,394,796

Undistributed net investment income at end of period	$4,305,389	$3,120,982	$2,317,913	$1,625,154

See Accompanying Notes to Financial Statements

36

ING AllianceBernstein Mid Cap Growth Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I
	Six Months	Year	September 25,	Six Months	Year			May 13,
	Ended	Ended	2006(1) to	Ended	Ended			2005(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,			December 31,
	2008	2007	2006	2008	2007	2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$17.30	16.80	15.94	17.63	17.01	19.06		15.50
Income (loss) from investment operations:
Net investment loss	$(0.08)	(0.17)	(0.01)*	(0.04)	(0.09)	(0.04	)*	(0.06)*
Net realized and unrealized gain (loss) on investments	$(2.94)	1.88	0.87	(2.99)	1.94	0.36		3.62
Total from investment operations	$(3.02)	1.71	0.86	(3.03)	1.85	0.32		3.56
Less distributions from:
Net investment income	$—	0.02	—	—	0.04	—		—
Net realized gains on investments	$—	1.19	—	—	1.19	2.37		—
Total distributions	$—	1.21	—	—	1.23	2.37		—
Net asset value, end of period	$14.28	17.30	16.80	14.60	17.63	17.01		19.06
Total Return(2)%	(17.46)	10.37	5.40	(17.19)	11.11	1.98		22.97

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	10,209	13,708	119,963		5,122
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.52	1.52	1.52	0.77	0.77	0.77		0.81
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.37	1.37	1.37	0.77	0.77	0.77		0.79
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.34	1.35	1.34	0.74	0.75	0.74		0.79
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(1.04)	(1.03)	(0.27)	(0.45)	(0.49)	(0.25)		(0.54)
Portfolio turnover rate %	69	113	122	69	113	122		103

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$17.55	16.94	19.03	17.81		14.90	8.92
Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.11)	(0.04)	(0.11	)*	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	$(2.98)	1.91	0.32	1.33		3.03	6.05
Total from investment operations	$(3.04)	1.80	0.28	1.22		2.91	5.98
Less distributions from:
Net realized gains on investments	$—	1.19	2.37	—		—	—
Total distributions	$—	1.19	2.37	—		—	—
Net asset value, end of period	$14.51	17.55	16.94	19.03		17.81	14.90
Total Return(2)%	(17.32)	10.86	1.75	6.85		19.53	67.04
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$356,816	481,388	475,637	568,850		664,525	528,029
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.02	1.02	1.02	1.03		1.03	1.04
Net expenses after brokerage commission recapture(3)%	0.99	1.00	0.99	1.01		0.97	0.99
Net investment loss after brokerage commission recapture(3)%	(0.70)	(0.65)	(0.24)	(0.66)		(0.79)	(0.68)
Portfolio turnover rate %	69	113	122	103		126	111

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

37

ING AllianceBernstein Mid Cap Growth Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$17.39	16.82	18.94	17.76		14.88	8.92
Income (loss) from investment operations:
Net investment loss	$(0.07)	(0.14)	(0.07)	(0.14	)*	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	$(2.95)	1.90	0.32	1.32		2.98	6.06
Total from investment operations	$(3.02)	1.76	0.25	1.18		2.88	5.96
Less distributions from:
Net realized gains on investments	$—	1.19	2.37	—		—	—
Total distributions	$—	1.19	2.37	—		—	—
Net asset value, end of period	$14.37	17.39	16.82	18.94		17.76	14.88
Total Return(1)%	(17.37)	10.69	1.59	6.64		19.35	66.82

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$15,976	20,494	19,611	17,517		12,901	4,638
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.27	1.27	1.27	1.28		1.18	1.19
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.17	1.17	1.17	1.18		1.18	1.19
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.14	1.15	1.14	1.16		1.12	1.14
Net investment loss after expense waiver and brokerage commission recapture(2)(3)%	(0.85)	(0.80)	(0.43)	(0.81)		(0.93)	(0.86)
Portfolio turnover rate %	69	113	122	103		126	111

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)	Annualized for periods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

38

ING BlackRock Inflation Protected Bond Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I
	Six Months	April 30,	Six Months	April 30,
	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$10.27	10.00	10.30	10.00
Income from investment operations:
Net investment income	$0.23	0.29	0.28	0.32 *
Net realized and unrealized gain on investments	$0.18	0.32	0.16	0.34
Total from investment operations	$0.41	0.61	0.44	0.66
Less distributions from:
Net investment income	$0.22	0.34	0.24	0.36
Total distributions	$0.22	0.34	0.24	0.36
Net asset value, end of period	$10.46	10.27	10.50	10.30
Total Return(2)%	3.97	6.27	4.26	6.82

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	167,392	212,036
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.34	1.37	0.59	0.62
Net expenses after expense waiver(3)(4)%	1.19	1.22	0.59	0.62
Net investment income after expense waiver(3)(4)%	4.46	4.29	5.20	4.74
Portfolio turnover rate %	130	217	130	217

	Class S
	Six Months	April 30,
	Ended	2007(1) to
	June 30,	December 31,
	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$10.33	10.00
Income from investment operations:
Net investment income	$0.26	0.31
Net realized and unrealized gain on investments	$0.15	0.34
Total from investment operations	$0.41	0.65
Less distributions from:
Net investment income	$0.21	0.32
Total distributions	$0.21	0.32
Net asset value, end of period	$10.53	10.33
Total Return(2)%	4.01	6.66

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1
Ratios to average net assets:
Expenses(3)%	0.84	0.87
Net investment income(3)%	4.95	4.63
Portfolio turnover rate %	130	217

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

39

ING BlackRock Large Cap Growth Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months				March 17,
	Ended	Year Ended			2004(1) to
	June 30,	December 31,			December 31,
	2008	2007	2006	2005	2004

Per Share Operating Performance
Net asset value, beginning of period	$12.15	11.42	11.48	10.45	10.06
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.04)	(0.03)	(0.02)	(0.00)*
Net realized and unrealized gain (loss) on investments	$(1.63)	0.77	0.79	1.05	1.25
Total from investment operations	$(1.65)	0.73	0.76	1.03	1.25
Less distributions from:
Net realized gains on investments	$—	—	0.82	—	0.85
Return of capital	$—	—	—	—	0.01
Total distributions	$—	—	0.82	—	0.86
Net asset value, end of period	$10.50	12.15	11.42	11.48	10.45
Total Return(2)%	(13.58)	6.39	6.73	9.86	12.57

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,805	5,943	4,825	1,714	91
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.55	1.55	1.55	1.56	1.41
Net expenses after expense waiver(3)(4)%	1.26	1.29	1.36	1.36	1.41
Net investment loss after expense waiver(3)(4)%	(0.31)	(0.33)	(0.39)	(0.64)	(0.24)
Portfolio turnover rate %	69	195	139	155	204

	Class I
	Six Months	Year	April 28,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.38	11.56	11.97
Income (loss) from investment operations:
Net investment income	$0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments	$(1.67)	0.80	0.39
Total from investment operations	$(1.65)	0.82	0.41
Less distributions from:
Net realized gains on investments	$—	—	0.82
Total distributions	$—	—	0.82
Net asset value, end of period	$10.73	12.38	11.56
Total Return(2)%	(13.33)	7.09	3.54

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$210,114	264,011	1,464
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.80	0.80	0.80
Net expenses after expense waiver(3)%	0.66	0.66	0.76
Net investment income after expense waiver(3)%	0.29	0.27	0.21
Portfolio turnover rate %	69	195	139

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

40

ING BlackRock Large Cap Growth Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006	2005	2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$12.33	11.55		11.56	10.48	10.22		8.05
Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	0.00	*	(0.01)	(0.01)	(0.00	)*	(0.02)
Net realized and unrealized gain (loss) on investments	$(1.66)	0.78		0.82	1.09	1.12		2.19
Total from investment operations	$(1.66)	0.78		0.81	1.08	1.12		2.17
Less distributions from:
Net realized gains on investments	$—	—		0.82	—	0.85		—
Return of capital	$—	—		—	—	0.01		—
Total distributions	$—	—		0.82	—	0.86		—
Net asset value, end of period	$10.67	12.33		11.55	11.56	10.48		10.22
Total Return(2)%	(13.46)	6.75		7.12	10.31	11.10		26.96

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$152,027	165,538		153,064	155,252	18,862		14,481
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.05	1.05		1.05	1.06	1.05		1.05
Net expenses after expense waiver(3)%	0.91	0.94		1.01	1.01	1.05		1.05
Net investment income (loss) after expense waiver(3)%	0.05	0.02		(0.08)	(0.27)	(0.01)		(0.27)
Portfolio turnover rate %	69	195		139	155	204		102

	Class S2
	Six Months	Year	May 26,	January 1,	Year
	Ended	Ended	2006(1) to	2005(1) to	Ended
	June 30,	December 31,	December 31,	October 2,	December 31,
	2008	2007	2006	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$12.21	11.45	11.37	10.44	10.20	8.05
Income (loss) from investment operations:
Net investment loss	$(0.00)*	(0.01)	(0.01)	(0.04)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	$(1.65)	0.77	0.91	0.52	1.11	2.17
Total from investment operations	$(1.65)	0.76	0.90	0.48	1.10	2.15
Less distributions from:
Net realized gains on investments	$—	—	0.82	—	0.85	—
Return of capital	$—	—	—	—	0.01	—
Total distributions	$—	—	0.82	—	0.86	—
Net asset value, end of period	$10.56	12.21	11.45	10.92	10.44	10.20
Total Return(2)%	(13.51)	6.64	8.03	4.60	10.93	26.71

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,266	8,280	12	2,294	2,167	857
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.30	1.30	1.30	1.32	1.21	1.20
Net expenses after expense waiver(3)(4)%	1.06	1.06	1.16	1.20	1.21	1.20
Net investment loss after expense waiver(3)(4)%	(0.11)	(0.14)	(0.12)	(0.52)	(0.09)	(0.43)
Portfolio turnover rate %	69	195	139	78	204	102

(1)	Class S2 was fully redeemed on October 3, 2005 and recommenced operations on May 26, 2006.
(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)	Annualized for periods less than one year.
(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.
*	Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

41

ING BlackRock Large Cap Value Portfolio (Unaudited)
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I
	Six Months	Year	April 28,	Six Months							May 18,
	Ended	Ended	2006(1) to	Ended							2004(1) to
	June 30,	December 31,	December 31,	June 30,	Year Ended December 31,						December 31,
	2008	2007	2006	2008	2007		2006		2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$13.85	13.75	13.48	14.08	13.94		12.35		11.70		10.75
Income (loss) from investment operations:
Net investment income	$0.02 *	0.03 *	0.04 *	0.06 *	0.11	*	0.12	*	0.10		0.05
Net realized and unrealized gain (loss) on investments	$(1.76)	0.53	0.66	(1.79)	0.55		1.90		0.55		1.46
Total from investment operations	$(1.74)	0.56	0.70	(1.73)	0.66		2.02		0.65		1.51
Less distributions from:
Net investment income	$—	0.02	0.10	—	0.08		0.10		—		0.04
Net realized gains on investments	$—	0.44	0.33	—	0.44		0.33		0.00	**	0.52
Total distributions	$—	0.46	0.43	—	0.52		0.43		0.00	**	0.56
Net asset value, end of period	$12.11	13.85	13.75	12.35	14.08		13.94		12.35		11.70
Total Return(2)%	(12.56)	3.87	5.45	(12.29)	4.55		16.65		5.56		14.15

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	142,117	114,103		43,567		44,567		47,498
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.55	1.55	1.55	0.80	0.80		0.80		0.82		0.80
Net expenses after expense waiver(3)(4)%	1.34	1.34	1.35	0.74	0.74		0.75		0.78		0.80
Net investment income after expense waiver(3)(4)%	0.32	0.23	0.47	0.97	0.77		0.90		0.83		0.76
Portfolio turnover rate %	59	110	103	59	110		103		170		75

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$14.02	13.89		12.31		11.69		10.98	8.45
Income (loss) from investment operations:
Net investment income	$0.06	0.08	*	0.09	*	0.09		0.02	0.01
Net realized and unrealized gain (loss) on investments	$(1.80)	0.54		1.89		0.53		1.24	2.62
Total from investment operations	$(1.74)	0.62		1.98		0.62		1.26	2.63
Less distributions from:
Net investment income	$—	0.05		0.07		—		0.03	0.01
Net realized gains on investments	$—	0.44		0.33		0.00	**	0.52	0.09
Total distributions	$—	0.49		0.40		0.00	**	0.55	0.10
Net asset value, end of period	$12.28	14.02		13.89		12.31		11.69	10.98
Total Return(2)%	(12.41)	4.30		16.36		5.31		11.52	31.22

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$46,876	60,977		71,171		42,308		74,928	27,213
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.05	1.05		1.05		1.07		1.05	1.05
Net expenses after expense waiver(3)%	0.99	0.99		1.00		1.03		1.05	1.05
Net investment income after expense waiver(3)%	0.69	0.55		0.69		0.57		0.34	0.17
Portfolio turnover rate %	59	110		103		170		75	76

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

42

ING BlackRock Large Cap Value Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$13.94	13.82		12.26		11.67		10.96	8.44
Income (loss) from investment operations:
Net investment income	$0.04	0.06	*	0.07	*	0.05		0.02	0.00	**
Net realized and unrealized gain (loss) on investments	$(1.77)	0.53		1.89		0.54		1.22	2.62
Total from investment operations	$(1.73)	0.59		1.96		0.59		1.24	2.62
Less distributions from:
Net investment income	$—	0.03		0.07		—		0.01	0.01
Net realized gains on investments	$—	0.44		0.33		0.00	**	0.52	0.09
Total distributions	$—	0.47		0.40		0.00	**	0.53	0.10
Net asset value, end of period	$12.21	13.94		13.82		12.26		11.67	10.96
Total Return(1)%	(12.41)	4.11		16.20		5.06		11.41	31.07

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,406	4,304		4,560		3,134		2,417	805
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.30	1.30		1.30		1.32		1.20	1.20
Net expenses after expense waiver(2)(3)%	1.14	1.14		1.15		1.18		1.20	1.20
Net investment income after expense waiver(2)(3)%	0.54	0.40		0.53		0.45		0.22	0.01
Portfolio turnover rate %	59	110		103		170		75	76

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)	Annualized for periods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

43

ING Capital Guardian U.S. Equities Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$11.31	12.46	12.20		11.54		10.58	7.74
Income (loss) from investment operations:
Net investment income	$0.06	0.09	0.06	*	0.05	*	0.05	0.02
Net realized and unrealized gain (loss) on investments	$(1.62)	(0.05)	1.13		0.66		0.93	2.82
Total from investment operations	$(1.56)	0.04	1.19		0.71		0.98	2.84
Less distributions from:
Net investment income	$—	0.07	0.06		0.05		0.02	0.00	**
Net realized gains on investments	$—	1.12	0.87		—		—	—
Total distributions	$—	1.19	0.93		0.05		0.02	0.00	**
Net asset value, end of period	$9.75	11.31	12.46		12.20		11.54	10.58
Total Return(1)%	(13.79)	(0.43)	10.27		6.19		9.27	36.75

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$364,457	476,384	573,818		608,300		662,965	575,864
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(2)%	1.00	1.00	1.00		1.00		1.00	1.00
Net expenses after brokerage commission recapture(2)%	1.00	0.99	0.99		0.99		0.99	0.99
Net investment income after brokerage commission recapture(2)%	0.95	0.66	0.52		0.42		0.44	0.30
Portfolio turnover rate %	22	37	26		33		23	21

(1)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(2)	Annualized for p eriods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

44

ING Capital Guardian U.S. Equities Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$11.28	12.43	12.18		11.52		10.58	7.76
Income (loss) from investment operations:
Net investment income	$0.06	0.06 *	0.04	*	0.03	*	0.03	0.01
Net realized and unrealized gain (loss) on investments	$(1.62)	(0.04)	1.12		0.67		0.93	2.81
Total from investment operations	$(1.56)	0.02	1.16		0.70		0.96	2.82
Less distributions from:
Net investment income	$—	0.05	0.04		0.04		0.02	—
Net realized gains on investments	$—	1.12	0.87		—		—	—
Total distributions	$—	1.17	0.91		0.04		0.02	—
Net asset value, end of period	$9.72	11.28	12.43		12.18		11.52	10.58
Total Return(1)%	(13.83)	(0.62)	10.08		6.13		9.10	36.34

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,459	8,503	11,098		10,963		10,038	6,788
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.25	1.25	1.25		1.25		1.15	1.15
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.15	1.15	1.15		1.15		1.15	1.15
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.15	1.14	1.14		1.14		1.14	1.14
Net investment income after expense waiver and brokerage commission recapture(2)(3)%	0.80	0.50	0.37		0.27		0.31	0.13
Portfolio turnover rate %	22	37	26		33		23	21

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(2)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)	Annualized for periods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

45

ING FMRsm Diversified Mid Cap Portfolio (Unaudited)
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I
	Six Months	Year	January 17,	Six Months	Year				August 15,
	Ended	Ended	2006(1) to	Ended	Ended				2005(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,				December 31,
	2008	2007	2006	2008	2007		2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$15.09	13.28	13.92	15.33	13.44		13.25		12.48
Income (loss) from investment operations:
Net investment income (loss)	$0.00 **	(0.04)	(0.02)	0.04 *	0.05	*	0.07	*	0.02 *
Net realized and unrealized gain (loss) on investments	$(1.00)	1.92	0.75	(1.01)	1.94		1.49		0.75
Total from investment operations	$(1.00)	1.88	0.73	(0.97)	1.99		1.56		0.77
Less distributions from:
Net investment income	$—	0.01	—	—	0.04		—		—
Net realized gains on investments	$—	0.06	1.37	—	0.06		1.37		—
Total distributions	$—	0.07	1.37	—	0.10		1.37		—
Net asset value, end of period	$14.09	15.09	13.28	14.36	15.33		13.44		13.25
Total Return(2)%	(6.63)	14.16	5.62	(6.33)	14.81		12.21		6.17

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$8,299	9,615	3,276	241,068	345,200		84,973		214
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.38	1.38	1.40	0.63	0.63		0.65		0.74
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.23	1.23	1.25	0.63	0.63		0.65		0.74
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.23	1.23	1.25	0.63	0.63		0.65		0.74
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	(0.02)	(0.22)	(0.17)	0.56	0.36		0.50		0.34
Portfolio turnover rate %	67	147	160	67	147		160		186

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$15.24	13.38	13.23	12.26		9.89	7.41
Income (loss) from investment operations:
Net investment income (loss)	$0.02	0.01	0.02	(0.01	)*	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	$(1.00)	1.93	1.50	1.95		2.41	2.46
Total from investment operations	$(0.98)	1.94	1.52	1.94		2.38	2.48
Less distributions from:
Net investment income	$—	0.02	—	—		0.01	0.00	**
Net realized gains on investments	$—	0.06	1.37	0.97		—	—
Total distributions	$—	0.08	1.37	0.97		0.01	0.00	**
Net asset value, end of period	$14.26	15.24	13.38	13.23		12.26	9.89
Total Return(2)%	(6.43)	14.49	11.91	16.90		24.10	33.47
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,056,831	1,140,647	665,138	584,904		252,605	163,668
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.88	0.88	0.90	0.99		1.01	1.00
Net expenses after brokerage commission recapture(3)%	0.88	0.88	0.90	0.99		1.01	1.00
Net investment income (loss) after brokerage commission recapture(3)%	0.32	0.14	0.16	(0.06)		(0.30)	0.32
Portfolio turnover rate %	67	147	160	186		151	93

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

46

ING FMRsm Diversified Mid Cap Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$15.16	13.32	13.19		12.24		9.90	7.43
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.01)	0.00	**	(0.03	)*	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	$(0.99)	1.91	1.50		1.95		2.39	2.46
Total from investment operations	$(0.98)	1.90	1.50		1.92		2.36	2.47
Less distributions from:
Net investment income	$—	0.00 **	—		—		0.02	—
Net realized gains on investments	$—	0.06	1.37		0.97		—	—
Total distributions	$—	0.06	1.37		0.97		0.02	—
Net asset value, end of period	$14.18	15.16	13.32		13.19		12.24	9.90
Total Return(1)%	(6.46)	14.28	11.79		16.76		23.83	33.24

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$55,866	59,534	42,398		30,511		9,814	3,752
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.13	1.13	1.15		1.24		1.16	1.15
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.03	1.03	1.05		1.14		1.16	1.15
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.03	1.03	1.05		1.14		1.16	1.15
Net investment income (loss) after expense waiver and brokerage commission recapture(2)(3)%	0.17	(0.02)	0.02		(0.20)		(0.45)	0.17
Portfolio turnover rate %	67	147	160		186		151	93

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(2)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)	Annualized for periods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

47

ING Franklin Income Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I
	Six Months	Year	December 29,	Six Months	Year	April 28,
	Ended	Ended	2006(1) to	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,	December 31,
	2008	2007	2006	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.12	11.02	11.02	11.23	11.05	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.30 *	0.55	(0.00)**	0.34 *	0.67 *	0.35 *
Net realized and unrealized gain (loss) on investments	$(0.80)	(0.31)	—	(0.81)	(0.35)	0.70
Total from investment operations	$(0.50)	0.24	(0.00)**	(0.47)	0.32	1.05
Less distributions from:
Net investment income	$—	0.12	—	—	0.12	—
Net realized gains on investments	$—	0.02	—	—	0.02	—
Total distributions	$—	0.14	—	—	0.14	—
Net asset value, end of period	$10.62	11.12	11.02	10.76	11.23	11.05
Total Return(2)%	(4.50)	2.17	—	(4.19)	2.89	10.50

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	286,151	197,597	25,465
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.52	1.53	1.55	0.77	0.78	0.80
Net expenses after expense waiver(3)(4)(5)%	1.34	1.34	1.34	0.74	0.74	0.74
Net investment income (loss) after expense waiver(3)(4)(5)%	5.66	5.03	(1.34)	6.23	5.90	5.01
Portfolio turnover rate %	17	30	9	17	30	9

	Class S			Class S2
	Six Months	Year	April 28,	Six Months	Year	May 3,
	Ended	Ended	2006(1) to	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,	December 31,
	2008	2007	2006	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.19	11.03	10.00	11.17	11.02	9.99
Income (loss) from investment operations:
Net investment income	$0.32 *	0.62 *	0.35 *	0.32 *	0.60 *	0.33 *
Net realized and unrealized gain (loss) on investments	$(0.80)	(0.32)	0.68	(0.81)	(0.31)	0.70
Total from investment operations	$(0.48)	0.30	1.03	(0.49)	0.29	1.03
Less distributions from:
Net investment income	$—	0.12	—	—	0.12	—
Net realized gains on investments	$—	0.02	—	—	0.02	—
Total distributions	$—	0.14	—	—	0.14	—
Net asset value, end of period	$10.71	11.19	11.03	10.68	11.17	11.02
Total Return(2)%	(4.29)	2.66	10.30	(4.39)	2.56	10.31

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$417,585	372,497	177,754	9,431	9,017	2,917
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.02	1.03	1.05	1.27	1.28	1.30
Net expenses after expense waiver(3)(4)(5)%	0.99	0.99	0.99	1.14	1.14	1.14
Net investment income after expense waiver(3)(4)(5)%	5.96	5.44	4.82	5.81	5.32	4.57
Portfolio turnover rate %	17	30	9	17	30	9

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is more than ($0.005).

See Accompanying Notes to Financial Statements

48

ING Franklin Mutual Shares Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I
	Six Months	April 30,	Six Months	April 30,
	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$9.63	10.00	9.67	10.00
Income (loss) from investment operations:
Net investment income	$0.07	0.07 *	0.10 *	0.10 *
Net realized and unrealized loss on investments	$(1.57)	(0.44)	(1.58)	(0.42)
Total from investment operations	$(1.50)	(0.37)	(1.48)	(0.32)
Less distributions from:
Net investment income	$—	—	—	0.01
Net realized gains on investments	$—	0.00 **	—	—
Total distributions	$—	0.00 **	—	0.01
Net asset value, end of period	$8.13	9.63	8.19	9.67
Total Return(2)%	(15.58)	(3.67)	(15.31)	(3.19)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	259,592	175,811
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.53	1.53	0.78	0.78
Net expenses after expense waiver(3)(4)%	1.38	1.38	0.78	0.78
Net investment income after expense waiver(3)(4)%	1.50	0.98	2.31	1.48
Portfolio turnover rate %	13	17	13	17

	Class S
	Six Months	April 30,
	Ended	2007(1) to
	June 30,	December 31,
	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$9.66	10.00
Income (loss) from investment operations:
Net investment income	$0.09 *	0.05 *
Net realized and unrealized loss on investments	$(1.58)	(0.39)
Total from investment operations	$(1.49)	(0.34)
Less distributions from:
Net realized gains on investments	$—	0.00 **
Total distributions	$—	0.00 **
Net asset value, end of period	$8.17	9.66
Total Return(2)%	(15.42)	(3.37)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$206,671	217,507
Ratios to average net assets:
Expenses(3)%	1.03	1.03
Net investment income(3)%	1.99	0.81
Portfolio turnover rate %	13	17

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

49

ING Goldman Sachs Commodity Strategy Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I
	April 28,	April 28,
	2008(1) to	2008(1) to
	June 30,	June 30,
	2008	2008

Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00
Income from investment operations:
Net investment income	$0.01	0.02
Net realized and unrealized gain on investments	$1.09	1.09
Total from investment operations	$1.10	1.11
Net asset value, end of period	$11.10	11.11
Total Return(2)%	11.00	11.10

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3	328,350
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.63	0.88
Net expenses after expense waiver(3)(4)(5)%	1.48	0.88
Net investment income after expense waiver(3)(4)(5)%	0.36	0.95
Portfolio turnover rate %	27	27

	Class S	Class S2
	April 28,	April 28,
	2008(1) to	2008(1) to
	June 30,	June 30,
	2008	2008

Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00
Income from investment operations:
Net investment income	$0.01	0.01
Net realized and unrealized gain on investments	$1.10	1.10
Total from investment operations	$1.11	1.11
Net asset value, end of period	$11.11	11.11
Total Return(2)%	11.10	11.10

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3	3
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.13	1.38
Net expenses after expense waiver(3)(4)(5)%	1.13	1.28
Net investment income after expense waiver(3)(4)(5)%	0.71	0.73
Portfolio turnover rate %	27	27

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(5)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

See Accompanying Notes to Financial Statements

50

ING Lord Abbett Affiliated Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months	Year	April 28,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.48	12.51	12.92
Income (loss) from investment operations:
Net investment income	$0.05 *	0.09	0.08 *
Net realized and unrealized gain (loss) on investments	$(1.93)	0.38	0.82
Total from investment operations	$(1.88)	0.47	0.90
Less distributions from:
Net investment income	$—	0.19	0.16
Net realized gains on investment	$—	0.31	1.15
Total distributions	$—	0.50	1.31
Net asset value, end of period	$10.60	12.48	12.51
Total Return(2)%	(15.06)	3.67	7.95

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.50	1.50	1.50
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.35	1.35	1.35
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.35	1.34	1.34
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	0.90	0.72	1.00
Portfolio turnover rate %	54	131	48

	Class I
	Six Months									June 24,
	Ended									2003(1) to
	June 30,	Year Ended December 31,								December 31,
	2008	2007		2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$12.68	12.68		11.98		11.50		10.51		9.17
Income (loss) from investment operations:
Net investment income	$0.10	0.16	*	0.19	*	0.16	*	0.13	*	0.04
Net realized and unrealized gain (loss) on investments	$(1.97)	0.40		1.82		0.49		0.95		1.32
Total from investment operations	$(1.87)	0.56		2.01		0.65		1.08		1.36
Less distributions from:
Net investment income	$—	0.25		0.16		0.17		0.09		0.02
Net realized gains on investment	$—	0.31		1.15		—		—		—
Total distributions	$—	0.56		1.31		0.17		0.09		0.02
Net asset value, end of period	$10.81	12.68		12.68		11.98		11.50		10.51
Total Return(2)%	(14.75)	4.35		17.92		5.73		10.26		14.89

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$114,604	142,519		91,058		1,270		1,286		250
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.75	0.75		0.75		0.75		0.75		0.75
Net expenses after brokerage commission recapture(3)%	0.75	0.74		0.74		0.75		0.75		0.75
Net investment income after brokerage commission recapture(3)%	1.47	1.25		1.56		1.36		1.65		1.44
Portfolio turnover rate %	54	131		48		141		36		40

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

51

ING Lord Abbett Affiliated Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$12.68	12.67		11.96		11.48		10.51	8.02
Income (loss) from investment operations:
Net investment income	$0.07 *	0.14	*	0.15	*	0.13	*	0.14	0.10
Net realized and unrealized gain (loss) on investments	$(1.95)	0.40		1.82		0.49		0.90	2.41
Total from investment operations	$(1.88)	0.54		1.97		0.62		1.04	2.51
Less distributions from:
Net investment income	$—	0.22		0.11		0.14		0.07	0.02
Net realized gains on investments	$—	0.31		1.15		—		—	—
Total distributions	$—	0.53		1.26		0.14		0.07	0.02
Net asset value, end of period	$10.80	12.68		12.67		11.96		11.48	10.51
Total Return(1)%	(14.83)	4.15		17.60		5.48		9.92	31.25

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$93,863	127,090		161,230		176,644		210,577	139,825
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.00	1.00		1.00		1.00		1.00	1.00
Net expenses after brokerage commission recapture(3)%	1.00	0.99		0.99		1.00		1.00	1.00
Net investment income after brokerage commission recapture(3)%	1.23	1.07		1.25		1.10		1.34	1.24
Portfolio turnover rate %	54	131		48		141		36	40

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$12.61	12.61		11.94		11.47		10.52		8.03
Income (loss) from investment operations:
Net investment income	$0.07	0.12	*	0.14	*	0.11	*	0.13	*	0.08
Net realized and unrealized gain (loss) on investments	$(1.95)	0.40		1.79		0.50		0.89		2.42
Total from investment operations	$(1.88)	0.52		1.93		0.61		1.02		2.50
Less distributions from:
Net investment income	$—	0.21		0.11		0.14		0.07		0.01
Net realized gains on investments	$—	0.31		1.15		—		—		—
Total distributions	$—	0.52		1.26		0.14		0.07		0.01
Net asset value, end of period	$10.73	12.61		12.61		11.94		11.47		10.52
Total Return(1)%	(14.91)	4.03		17.31		5.41		9.73		31.11

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,739	3,429		3,688		2,803		1,917		1,015
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.25	1.25		1.25		1.25		1.15		1.15
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.15	1.15		1.15		1.15		1.15		1.15
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.15	1.14		1.14		1.15		1.15		1.15
Net investment income after expense waiver and brokerage commission recapture(2)(3)%	1.08	0.91		1.12		0.94		1.22		1.07
Portfolio turnover rate %	54	131		48		141		36		40

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)	Annualized for periods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

52

ING Multi-Manager International Small Cap Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I
	April 28,	April 28,
	2008(1) to	2008(1) to
	June 30,	June 30,
	2008	2008

Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00
Income (loss) from investment operations:
Net investment income	$0.03	0.03
Net realized and unrealized loss on investments	$(0.41)	(0.40)
Total from investment operations	$(0.38)	(0.37)
Net asset value, end of period	$9.62	9.63
Total Return(2)%	(3.80)	(3.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3	157,431
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.96	1.21
Net expenses after expense waiver(3)(4)(5)%	1.80	1.20
Net investment income after expense waiver(3)(4)(5)%	1.67	2.19
Portfolio turnover rate %	10	10

	Class S	Class S2
	April 28,	April 28,
	2008(1) to	2008(1) to
	June 30,	June 30,
	2008	2008

Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00
Income (loss) from investment operations:
Net investment income	$0.02	0.03
Net realized and unrealized loss on investments	$(0.40)	(0.40)
Total from investment operations	$(0.38)	(0.37)
Net asset value, end of period	$9.62	9.63
Total Return(2)%	(3.80)	(3.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,295	3
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.46	1.71
Net expenses after expense waiver(3)(4)(5)%	1.45	1.60
Net investment income after expense waiver(3)(4)(5)%	1.87	1.68
Portfolio turnover rate %	10	10

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(5)	The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

See Accompanying Notes to Financial Statements

53

ING T. Rowe Price Capital Appreciation Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months								December 16,
	Ended								2003(1) to
	June 30,	Year Ended December 31,							December 31,
	2008	2007	2006		2005		2004		2003

Per Share Operating Performance
Net asset value, beginning of period	$24.12	26.11	24.86		24.37		21.34		20.75
Income (loss) from investment operations:
Net investment income	$0.18 *	0.50	0.45	*	0.31	*	0.34	*	0.01
Net realized and unrealized gain (loss) on investments	$(1.09)	0.67	2.88		1.41		3.13		0.68
Total from investment operations	$(0.91)	1.17	3.33		1.72		3.47		0.69
Less distributions:
Net investment income	$—	0.46	0.40		0.36		0.28		0.08
Net realized gains on investments	$—	2.70	1.68		0.87		0.16		0.02
Total distributions	$—	3.16	2.08		1.23		0.44		0.10
Net asset value, end of period	$23.21	24.12	26.11		24.86		24.37		21.34
Total Return(2)%	(3.77)	4.05	14.25		7.33		16.28		3.72

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$50,336	62,600	70,012		48,910		12,693		42
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.39	1.39	1.40		1.40		1.26		1.29
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.24	1.24	1.25		1.25		1.26		1.29
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.24	1.24	1.24		1.25		1.25		1.28
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	1.54	1.91	1.81		1.16		1.49		2.72
Portfolio turnover rate %	44	60	58		23		21		12

	Class I
	Six Months								May 2,
	Ended								2003(1) to
	June 30,	Year Ended December 31,							December 31,
	2008	2007		2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$24.74	26.64		25.17		24.52		21.35	17.61
Income (loss) from investment operations:
Net investment income	$0.26 *	0.66	*	0.61	*	0.43	*	0.31	0.20
Net realized and unrealized gain (loss) on investments	$(1.12)	0.70		2.93		1.46		3.30	3.65
Total from investment operations	$(0.86)	1.36		3.54		1.89		3.61	3.85
Less distributions from:
Net investment income	$—	0.56		0.39		0.37		0.28	0.09
Net realized gains on investments	$—	2.70		1.68		0.87		0.16	0.02
Total distributions	$—	3.26		2.07		1.24		0.44	0.11
Net asset value, end of period	$23.88	24.74		26.64		25.17		24.52	21.35
Total Return(2)%	(3.48)	4.69		14.91		8.03		16.93	21.92

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$209,068	187,709		111,625		76,428		56,649	34,659
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.64	0.64		0.65		0.65		0.67	0.69
Net expenses after brokerage commission recapture(3)%	0.64	0.64		0.64		0.65		0.65	0.68
Net investment income after brokerage commission recapture(3)%	2.15	2.52		2.40		1.75		2.04	2.00
Portfolio turnover rate %	44	60		58		23		21	12

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

54

ING T. Rowe Price Capital Appreciation Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$24.69	26.61		25.13		24.50		21.36	17.13
Income (loss) from investment operations:
Net investment income	$0.22	0.59	*	0.55	*	0.37	*	0.32	0.26
Net realized and unrealized gain (loss) on investments	$(1.10)	0.69		2.92		1.46		3.22	4.06
Total from investment operations	$(0.88)	1.28		3.47		1.83		3.54	4.32
Less distributions from:
Net investment income	$—	0.50		0.31		0.33		0.24	0.07
Net realized gains on investments	$—	2.70		1.68		0.87		0.16	0.02
Total distributions	$—	3.20		1.99		1.20		0.40	0.09
Net asset value, end of period	$23.81	24.69		26.61		25.13		24.50	21.36
Total Return(1)%	(3.56)	4.39		14.64		7.74		16.61	25.23

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,055,147	3,159,850		2,843,235		2,318,302		1,917,252	1,413,027
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.89	0.89		0.90		0.90		0.92	0.94
Net expenses after brokerage commission recapture(3)%	0.89	0.89		0.89		0.90		0.90	0.93
Net investment income after brokerage commission recapture(3)%	1.90	2.26		2.15		1.50		1.76	1.73
Portfolio turnover rate %	44	60		58		23		21	12

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$24.54	26.46		25.03		24.44		21.35		17.15
Income (loss) from investment operations:
Net investment income	$0.21 *	0.55	*	0.51	*	0.34	*	0.39	*	0.28	*
Net realized and unrealized gain (loss) on investments	$(1.11)	0.69		2.90		1.45		3.12		4.00
Total from investment operations	$(0.90)	1.24		3.41		1.79		3.51		4.28
Less distributions from:
Net investment income	$—	0.46		0.30		0.33		0.26		0.06
Net realized gains on investments	$—	2.70		1.68		0.87		0.16		0.02
Total distributions	$—	3.16		1.98		1.20		0.42		0.08
Net asset value, end of period	$23.64	24.54		26.46		25.03		24.44		21.35
Total Return(1)%	(3.67)	4.27		14.45		7.59		16.48		24.96

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$102,954	113,774		115,617		91,510		55,360		20,123
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.14	1.14		1.15		1.15		1.07		1.09
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.04	1.04		1.05		1.05		1.05		1.08
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.04	1.04		1.04		1.05		1.05		1.08
Net investment income after expense waiver and brokerage commission recapture(3)%	1.75	2.10		2.00		1.35		1.72		1.62
Portfolio turnover rate %	44	60		58		23		21		12

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)	Annualized for periods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

55

ING T. Rowe Price Equity Income Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months							January 15,
	Ended	Year Ended						2004(1) to
	June 30,	December 31,						December 31,
	2008	2007		2006		2005		2004

Per Share Operating Performance
Net asset value, beginning of period	$15.00	15.28		13.65		13.68		12.35
Income (loss) from investment operations:
Net investment income	$0.12 *	0.21	*	0.18	*	0.17	*	0.16 *
Net realized and unrealized gain (loss) on investments	$(2.19)	0.24		2.27		0.29		1.37
Total from investment operations	$(2.07)	0.45		2.45		0.46		1.53
Less distributions:
Net investment income	$—	0.16		0.20		0.17		0.13
Net realized gains on investments	$—	0.57		0.62		0.32		0.07
Total distributions	$—	0.73		0.82		0.49		0.20
Net asset value, end of period	$12.93	15.00		15.28		13.65		13.68
Total Return(2)%	(13.80)	2.71		18.66		3.55		12.41

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$19,952	24,913		31,856		20,692		3,581
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.39	1.39		1.40		1.40		1.27
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.24	1.24		1.24		1.25		1.27
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.24	1.24		1.24		1.25		1.26
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	1.78	1.35		1.23		1.21		1.34
Portfolio turnover rate %	15	27		19		18		16

	Class I
	Six Months								May 2,
	Ended								2003(1) to
	June 30,	Year Ended December 31,							December 31,
	2008	2007		2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$15.26	15.52		13.80		13.76		12.13	9.91
Income (loss) from investment operations:
Net investment income	$0.17 *	0.31	*	0.26	*	0.25	*	0.22	0.08
Net realized and unrealized gain (loss) on investments	$(2.24)	0.25		2.31		0.29		1.61	2.19
Total from investment operations	$(2.07)	0.56		2.57		0.54		1.83	2.27
Less distributions from:
Net investment income	$—	0.25		0.23		0.18		0.13	0.04
Net realized gains on investments	$—	0.57		0.62		0.32		0.07	0.01
Total distributions	$—	0.82		0.85		0.50		0.20	0.05
Net asset value, end of period	$13.19	15.26		15.52		13.80		13.76	12.13
Total Return(2)%	(13.56)	3.34		19.42		4.12		15.11	22.99

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$201,724	135,616		31,382		45,227		10,643	2,762
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.64	0.64		0.65		0.65		0.67	0.69
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.64	0.64		0.64		0.65		0.67	0.69
Net expenses after expense waiver and brokerage commission recapture(3)%	0.64	0.64		0.64		0.65		0.66	0.68
Net investment income after expense waiver and brokerage commission recapture(3)%	2.39	2.00		1.84		1.92		1.84	1.99
Portfolio turnover rate %	15	27		19		18		16	12

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

56

ING T. Rowe Price Equity Income Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$15.22	15.49		13.78	13.74		12.12	9.72
Income (loss) from investment operations:
Net investment income	$0.16	0.27	*	0.23	0.21	*	0.19	0.17
Net realized and unrealized gain (loss) on investments	$(2.24)	0.25		2.30	0.31		1.61	2.27
Total from investment operations	$(2.08)	0.52		2.53	0.52		1.80	2.44
Less distributions from:
Net investment income	$—	0.22		0.20	0.16		0.11	0.03
Net realized gains on investments	$—	0.57		0.62	0.32		0.07	0.01
Total distributions	$—	0.79		0.82	0.48		0.18	0.04
Net asset value, end of period	$13.14	15.22		15.49	13.78		13.74	12.12
Total Return(1)%	(13.67)	3.06		19.09	3.92		14.89	25.16

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,000,052	1,192,368		1,244,743	1,067,106		978,340	658,866
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.89	0.89		0.90	0.90		0.92	0.94
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.89	0.89		0.89	0.90		0.92	0.94
Net expenses after expense waiver and brokerage commission recapture(3)%	0.89	0.89		0.89	0.90		0.91	0.93
Net investment income after expense waiver and brokerage commission recapture(3)%	2.13	1.70		1.58	1.53		1.52	1.68
Portfolio turnover rate %	15	27		19	18		16	12

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$15.12	15.40		13.72		13.70		12.12		9.72
Income (loss) from investment operations:
Net investment income	$0.15	0.24	*	0.21	*	0.19	*	0.17	*	0.16
Net realized and unrealized gain (loss) on investments	$(2.22)	0.26		2.29		0.30		1.60		2.27
Total from investment operations	$(2.07)	0.50		2.50		0.49		1.77		2.43
Less distributions from:
Net investment income	$—	0.21		0.20		0.15		0.12		0.02
Net realized gains on investments	$—	0.57		0.62		0.32		0.07		0.01
Total distributions	$—	0.78		0.82		0.47		0.19		0.03
Net asset value, end of period	$13.05	15.12		15.40		13.72		13.70		12.12
Total Return(1)%	(13.69)	2.95		18.93		3.75		14.61		25.10

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$58,679	69,427		61,853		38,469		23,759		11,362
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.14	1.14		1.15		1.15		1.07		1.09
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.04	1.04		1.04		1.05		1.07		1.09
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.04	1.04		1.04		1.05		1.06		1.08
Net investment income after expense waiver and brokerage commission recapture(2)(3)%	1.98	1.56		1.43		1.41		1.40		1.58
Portfolio turnover rate %	15	27		19		18		16		12

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)	Annualized for periods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

57

ING Templeton Global Growth Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I
	Six Months	Year	December 29,	Six Months	Year	April 28,
	Ended	Ended	2006(1) to	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,	December 31,
	2008	2007	2006	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$14.20	14.39	14.39	14.38	14.47	14.83
Income (loss) from investment operations:
Net investment income (loss)	$0.16	0.13 *	(0.00)**	0.21 *	0.12 *	0.15 *
Net realized and unrealized gain (loss) on investments	$(2.13)	0.19	—	(2.16)	0.30	1.37
Total from investment operations	$(1.97)	0.32	(0.00)**	(1.95)	0.42	1.52
Less distributions from:
Net investment income	$—	0.18	—	—	0.18	0.17
Net realized gains on investments	$—	0.33	—	—	0.33	1.71
Total distributions	$—	0.51	—	—	0.51	1.88
Net asset value, end of period	$12.23	14.20	14.39	12.43	14.38	14.47
Total Return(2)%	(13.87)	2.01	—	(13.56)	2.69	12.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	265,632	177,447	1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.63	1.66	1.68	0.88	0.90	0.93
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)	$1.48	1.50	1.53	0.88	0.90	0.93
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.48	1.50	1.53	0.88	0.90	0.93
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	2.42	0.89	(1.53)	3.25	0.82	1.58
Portfolio turnover rate %	6	23	20	6	23	20

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$14.39	14.49		13.61	12.48	11.30	8.29
Income (loss) from investment operations:
Net investment income	$0.20	0.18	*	0.17	0.09	0.05	0.03
Net realized and unrealized gain (loss) on investments	$(2.16)	0.20		2.56	1.13	1.19	2.98
Total from investment operations	$(1.96)	0.38		2.73	1.22	1.24	3.01
Less distributions from:
Net investment income	$—	0.15		0.14	0.09	0.06	—
Net realized gains on investments	$—	0.33		1.71	—	—	—
Total distributions	$—	0.48		1.85	0.09	0.06	—
Net asset value, end of period	$12.43	14.39		14.49	13.61	12.48	11.30
Total Return(2)%	(13.62)	2.41		21.92	9.88	10.95	36.31

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$379,861	466,444		478,331	380,403	389,945	358,796
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.13	1.15		1.18	1.22	1.26	1.26
Net expenses after brokerage commission recapture(3)%	1.13	1.15		1.17	1.22	1.26	1.25
Net investment income after brokerage commission recapture(3)%	2.89	1.22		1.28	0.67	0.45	0.38
Portfolio turnover rate %	6	23		20	109	28	23

(1)	Commencement of operations.
(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)	Annualized for periods less than one year.
(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

58

ING Templeton Global Growth Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$14.29	14.39	13.54	12.43	11.30	8.29
Income (loss) from investment operations:
Net investment income	$0.18 *	0.17	0.14	0.06	0.02	0.02
Net realized and unrealized gain (loss) on investments	$(2.14)	0.19	2.55	1.14	1.18	2.99
Total from investment operations	$(1.96)	0.36	2.69	1.20	1.20	3.01
Less distributions from:
Net investment income	$—	0.13	0.13	0.09	0.07	—
Net realized gains on investments	$—	0.33	1.71	—	—	—
Total distributions	$—	0.46	1.84	0.09	0.07	—
Net asset value, end of period	$12.33	14.29	14.39	13.54	12.43	11.30
Total Return(1)%	(13.72)	2.31	21.71	9.78	10.64	36.31

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,949	8,171	8,480	6,469	4,770	2,081
Ratio to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.38	1.40	1.43	1.47	1.41	1.41
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.28	1.30	1.33	1.37	1.41	1.41
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.28	1.30	1.32	1.37	1.41	1.40
Net investment income after expense waiver and brokerage commission recapture(2)(3)%	2.72	1.08	1.11	0.49	0.21	0.23
Portfolio turnover rate %	6	23	20	109	28	23

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)	Annualized for periods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

59

ING Van Kampen Capital Growth Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I
	Six Months	Year	December 29,	Six Months					May 6,
	Ended	Ended	2006(1) to	Ended	Year Ended				2004(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,				December 31,
	2008	2007	2006	2008	2007	2006		2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$13.89	11.83	11.83	14.03	11.94	11.85		10.32	9.71
Income (loss) from investment operations:
Net investment income (loss)	$0.00 **	(0.01)	(0.00)**	0.05 *	0.07	0.00	**	0.01	0.04
Net realized and unrealized gain (loss) on investments	$(1.47)	2.51	—	(1.52)	2.46	0.49		1.58	0.62
Total from investment operations	$(1.47)	2.50	(0.00)**	(1.47)	2.53	0.49		1.59	0.66
Less distributions from:
Net investment income	$—	—	—	—	—	—		0.06	0.00 **
Net realized gains on investments	$—	0.44	—	—	0.44	0.40		—	0.05
Total distributions	$—	0.44	—	—	0.44	0.40		0.06	0.05
Net asset value, end of period	$12.42	13.89	11.83	12.56	14.03	11.94		11.85	10.32
Total Return(2)%	(10.58)	21.46	—	(10.48)	21.52	4.31		15.45	6.80

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$8	1	1	367,150	33,695	35,555		42,210	42,752
Ratios of average net assets:
Gross expenses prior to expense waiver(3)%	1.40	1.40	1.40	0.65	0.65	0.65		0.68	0.65
Net expenses after expense waiver(3)(4)%	1.22	1.17	1.23	0.62	0.57	0.63		0.66	0.65
Net investment income (loss) after expense waiver(3)(4)%	0.06	(0.08)	(1.23)	0.79	0.51	0.01		0.08	1.04
Portfolio turnover rate %	24	56	59	24	56	59		84	170

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$13.93	11.88	11.82	10.31	9.65	7.89
Income (loss) from investment operations:
Net investment income (loss)	$0.02 *	0.04	(0.03)	(0.02)	0.04	0.01
Net realized and unrealized gain (loss) on investments	$(1.49)	2.45	0.49	1.57	0.67	1.85
Total from investment operations	$(1.47)	2.49	0.46	1.55	0.71	1.86
Less distributions from:
Net investment income	$—	—	—	0.04	—	0.00	**
Net realized gains on investments	$—	0.44	0.40	—	0.05	0.10
Total distributions	$—	0.44	0.40	0.04	0.05	0.10
Net asset value, end of period	$12.46	13.93	11.88	11.82	10.31	9.65
Total Return(2)%	(10.55)	21.29	4.06	15.04	7.34	23.65

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$207,416	55,531	57,207	61,289	40,272	29,803
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.90	0.90	0.90	0.93	0.90	1.02
Net expenses after expense waiver(3)%	0.87	0.82	0.88	0.91	0.90	1.02
Net investment income (loss) after expense waiver(3)%	0.38	0.26	(0.24)	(0.16)	0.44	0.06
Portfolio turnover rate %	24	56	59	84	170	120

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

60

ING Van Kampen Capital Growth Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$13.84	11.83	11.79	10.28	9.65	7.89
Income (loss) from investment operations:
Net investment income (loss)	$(0.02)*	0.02	(0.05)	(0.03)	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	$(1.45)	2.43	0.49	1.57	0.65	1.87
Total from investment operations	$(1.47)	2.45	0.44	1.54	0.68	1.86
Less distributions from:
Net investment income	$—	—	—	0.03	—	—
Net realized gains on investments	$—	0.44	0.40	—	0.05	0.10
Total distributions	$—	0.44	0.40	0.03	0.05	0.10
Net asset value, end of period	$12.37	13.84	11.83	11.79	10.28	9.65
Total Return(1)%	(10.62)	21.03	3.90	14.99	7.03	23.63

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13	14,459	13,403	12,816	9,790	5,893
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.15	1.15	1.15	1.08	1.05	1.17
Net expenses after expense waiver(2)(3)%	1.02	0.97	1.03	1.06	1.05	1.17
Net investment income (loss) after expense waiver(2)(3)%	(0.37)	0.12	(0.39)	(0.30)	0.33	(0.10)
Portfolio turnover rate %	24	56	59	84	170	120

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)	Annualized for periods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

61

ING Van Kampen Global Franchise Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV			Class I
	Six Months	Year	December 29,	Six Months	Year	April 28,
	Ended	Ended	2006(1) to	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,	June 30,	December 31,	December 31,
	2008	2007	2006	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$16.80	15.85	15.85	16.98	15.90	15.08
Income (loss) from investment operations:
Net investment income (loss)	$0.26	0.23	(0.00)**	0.31	0.35	0.11 *
Net realized and unrealized gain (loss) on investments	$(2.65)	1.21	—	(2.67)	1.22	1.56
Total from investment operations	$(2.39)	1.44	(0.00)**	(2.36)	1.57	1.67
Less distributions from:
Net investment income	$—	—	—	—	—	0.29
Net realized gains on investments	$—	0.49	—	—	0.49	0.56
Total distributions	$—	0.49	—	—	0.49	0.85
Net asset value, end of period	$14.41	16.80	15.85	14.62	16.98	15.90
Total Return(2)%	(14.23)	9.11	—	(13.90)	9.91	11.75

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	1	1	1
Ratios to average net assets:
Gross expenses before expense waiver(3)%	1.72	1.71	1.73	0.97	0.96	0.98
Net expenses after expense waiver(3)(4)%	1.57	1.56	1.58	0.97	0.96	0.98
Net investment income (loss) after expense waiver(3)(4)%	3.35	1.44	(1.58)	3.83	2.12	1.08
Portfolio turnover rate %	16	26	16	16	26	16

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$16.97	15.92	13.88	12.63		11.21		8.93
Income (loss) from investment operations:
Net investment income	$0.31	0.31	0.19	0.18	*	0.13	*	0.09
Net realized and unrealized gain (loss) on investments	$(2.68)	1.23	2.67	1.24		1.29		2.25
Total from investment operations	$(2.37)	1.54	2.86	1.42		1.42		2.34
Less distributions from:
Net investment income	$—	—	0.26	0.03		—		—
Net realized gains on investments	$—	0.49	0.56	0.14		—		0.00	**
Return of capital	$—	—	—	—		—		0.06
Total distributions	$—	0.49	0.82	0.17		—		0.06
Net asset value, end of period	$14.60	16.97	15.92	13.88		12.63		11.21
Total Return(2)%	(13.97)	9.71	21.33	11.30		12.67		26.24

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$293,803	345,262	310,365	214,349		117,026		58,098
Ratios to average net assets:
Expenses(3)%	1.22	1.21	1.23	1.25		1.25		1.25
Net investment income(3)%	3.84	1.86	1.41	1.35		1.20		1.35
Portfolio turnover rate %	16	26	16	17		9		9

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005 or more than ($0.005).

See Accompanying Notes to Financial Statements

62

ING Van Kampen Global Franchise Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006	2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$16.87	15.85		13.83	12.59		11.19		8.93
Income (loss) from investment operations:
Net investment income	$0.31	0.29	*	0.18	0.15	*	0.13	*	0.08
Net realized and unrealized gain (loss) on investments	$(2.68)	1.22		2.65	1.25		1.27		2.23
Total from investment operations	$(2.37)	1.51		2.83	1.40		1.40		2.31
Less distributions from:
Net investment income	$—	—		0.25	0.02		—		—
Net realized gains on investments	$—	0.49		0.56	0.14		—		0.00	**
Return of capital	$—	—		—	—		—		0.05
Total distributions	$—	0.49		0.81	0.16		—		0.05
Net asset value, end of period	$14.50	16.87		15.85	13.83		12.59		11.19
Total Return(1)%	(14.05)	9.56		21.13	11.19		12.51		25.94

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$70,973	86,796		84,086	66,241		39,871		14,543
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.47	1.46		1.48	1.50		1.40		1.40
Net expenses after expense waiver(2)(3)%	1.37	1.36		1.38	1.40		1.40		1.40
Net investment income after expense waiver(2)(3)%	3.69	1.73		1.30	1.11		1.09		0.87
Portfolio turnover rate %	16	26		16	17		9		9

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)	Annualized for periods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount less than $0.005.

See Accompanying Notes to Financial Statements

63

ING Van Kampen Growth and Income Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months							February 22,
	Ended	Year Ended						2004(1) to
	June 30,	December 31,						December 31,
	2008	2007		2006		2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$26.40	27.87		26.86		24.73		22.77
Income (loss) from investment operations:
Net investment income	$0.17 *	0.32	*	0.33	*	0.24	*	0.19 *
Net realized and unrealized gain (loss) on investments	$(3.56)	0.43		3.53		2.14		2.05
Total from investment operations	$(3.39)	0.75		3.86		2.38		2.24
Less distributions from:
Net investment income	$—	0.35		0.38		0.25		0.28
Net realized gains on investments	$—	1.87		2.47		—		—
Total distributions	$—	2.22		2.85		0.25		0.28
Net asset value, end of period	$23.01	26.40		27.87		26.86		24.73
Total Return(2)%	(12.84)	2.20		15.59		9.71		9.84

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,415	5,264		8,391		855		443
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.39	1.39		1.40		1.40		1.27
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.24	1.24		1.25		1.25		1.27
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.24	1.24		1.24		1.24		1.25
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	1.40	1.14		1.22		0.92		0.97
Portfolio turnover rate %	21	25		30		39		52

	Class I
	Six Months		April 28,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$26.82	28.24	28.61
Income (loss) from investment operations:
Net investment income	$0.25 *	0.49 *	0.31 *
Net realized and unrealized gain (loss) on investments	$(3.63)	0.46	2.19
Total from investment operations	$(3.38)	0.95	2.50
Less distributions from:
Net investment income	$—	0.50	0.40
Net realized gains on investments	$—	1.87	2.47
Total distributions	$—	2.37	2.87
Net asset value, end of period	$23.44	26.82	28.24
Total Return(2)%	(12.60)	2.87	9.90

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16,959	13,860	13,217
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.64	0.64	0.65
Net expenses after brokerage commission recapture(3)%	0.64	0.64	0.65
Net investment income after brokerage commission recapture(3)%	2.03	1.72	1.73
Portfolio turnover rate %	21	25	30

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

64

ING Van Kampen Growth and Income Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.84	28.27		27.07		24.85		21.98	17.23
Income (loss) from investment operations:
Net investment income	$0.22 *	0.42	*	0.42	*	0.36	*	0.27	0.23
Net realized and unrealized gain (loss) on investments	$(3.63)	0.45		3.58		2.12		2.83	4.57
Total from investment operations	$(3.41)	0.87		4.00		2.48		3.10	4.80
Less distributions from:
Net investment income	$—	0.43		0.33		0.26		0.23	0.05
Net realized gains on investments	$—	1.87		2.47		—		—	—
Total distributions	$—	2.30		2.80		0.26		0.23	0.05
Net asset value, end of period	$23.43	26.84		28.27		27.07		24.85	21.98
Total Return(1)%	(12.70)	2.59		15.99		10.07		14.12	27.87

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$681,861	857,470		976,161		852,319		825,240	759,747
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.89	0.89		0.90		0.90		0.92	0.94
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.89	0.88		0.90		0.89		0.90	0.90
Net expenses after expense waiver and brokerage commission recapture(3)%	0.89	0.88		0.89		0.89		0.90	0.90
Net investment income after expense waiver and brokerage commission recapture(3)%	1.79	1.49		1.56		1.33		1.13	1.25
Portfolio turnover rate %	21	25		30		39		52	62

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.69	28.13		26.96		24.79		21.99		17.25
Income (loss) from investment operations:
Net investment income	$0.20 *	0.37	*	0.38	*	0.30	*	0.24	*	0.22	*
Net realized and unrealized gain (loss) on investments	$(3.61)	0.45		3.56		2.13		2.82		4.56
Total from investment operations	$(3.41)	0.82		3.94		2.43		3.06		4.78
Less distributions from:
Net investment income	$—	0.39		0.30		0.26		0.26		0.04
Net realized gains on investments	$—	1.87		2.47		—		—		—
Total distributions	$—	2.26		2.77		0.26		0.26		0.04
Net asset value, end of period	$23.28	26.69		28.13		26.96		24.79		21.99
Total Return(1)%	(12.78)	2.43		15.81		9.89		13.92		27.71

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$62,969	77,135		80,628		70,395		53,321		24,079
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.14	1.14		1.15		1.15		1.07		1.09
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.04	1.04		1.05		1.05		1.07		1.09
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.04	1.04		1.04		1.04		1.05		1.05
Net investment income after expense waiver and brokerage commission recapture(2)(3)%	1.64	1.32		1.40		1.16		1.03		1.16
Portfolio turnover rate %	21	25		30		39		52		62

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.
(3)	Annualized for periods less than one year.
*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

65

ING Van Kampen Real Estate Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months	Year	April 17,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$28.02	38.58	33.28
Income (loss) from investment operations:
Net investment income	$0.20 *	0.42 *	0.22 *
Net realized and unrealized gain (loss) on investments	$(1.38)	(6.66)	8.33
Total from investment operations	$(1.18)	(6.24)	8.55
Less distributions from:
Net investment income	$—	0.45	0.52
Net realized gains on investments	$—	3.87	2.73
Total distributions	$—	4.32	3.25
Net asset value, end of period	$26.84	28.02	38.58
Total Return(2)%	(4.21)	(18.02)	27.48

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,400	848	548
Ratios to average net assets:
Gross expense prior to expense waiver(3)%	1.39	1.39	1.40
Net expenses after expense waiver(3)(4)%	1.24	1.24	1.25
Net investment income after expense waiver(3)(4)%	1.37	1.23	0.88
Portfolio turnover rate %	19	40	28

	Class I
	Six Months							May 19,
	Ended							2003(1) to
	June 30,	Year Ended December 31,						December 31,
	2008	2007	2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$28.55	39.06	31.11		27.68		20.48	16.59
Income (loss) from investment operations:
Net investment income	$0.27 *	0.72 *	0.65	*	0.58	†	0.60	0.25
Net realized and unrealized gain (loss) on investments	$(1.39)	(6.85)	10.55		4.06	†	7.20	3.81
Total from investment operations	$(1.12)	(6.13)	11.20		4.64		7.80	4.06
Less distributions from:
Net investment income	$—	0.51	0.52		0.35		0.38	0.05
Net realized gains on investments	$—	3.87	2.73		0.86		0.22	0.12
Total distributions	$—	4.38	3.25		1.21		0.60	0.17
Net asset value, end of period	$27.43	28.55	39.06		31.11		27.68	20.48
Total Return(2)%	(3.92)	(17.52)	37.95		17.11		38.13	24.51

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$670,681	337,942	224,507		9,654		4,711	534
Ratios to average net assets:
Expenses(3)%	0.64	0.64	0.65		0.65		0.67	0.68
Net investment income(3)%	1.85	2.05	1.84		1.86	†	4.55	5.25
Portfolio turnover rate %	19	40	28		24		18	12

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

†	Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.42, increase net realized and unrealized gain on investments $0.42 and decrease the ratio of net investment to average net assets from 3.21% to 1.86% on Class I.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

66

ING Van Kampen Real Estate Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$28.41	38.89	30.98		27.61		20.46	14.97
Income (loss) from investment operations:
Net investment income	$0.23 *	0.44 *	0.41	*	0.47	†*	0.71	0.78	*
Net realized and unrealized gain (loss) on investments	$(1.38)	(6.64)	10.67		4.07	†	7.01	4.86
Total from investment operations	$(1.15)	(6.20)	11.08		4.54		7.72	5.64
Less distributions from:
Net investment income	$—	0.41	0.44		0.31		0.35	0.03
Net realized gains on investments	$—	3.87	2.73		0.86		0.22	0.12
Total distributions	$—	4.28	3.17		1.17		0.57	0.15
Net asset value, end of period	$27.26	28.41	38.89		30.98		27.61	20.46
Total Return(1)%	(4.05)	(17.74)	37.63		16.78		37.77	37.73

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$562,253	644,502	1,025,126		983,628		572,066	341,126
Ratios to average net assets:
Expenses(3)%	0.89	0.89	0.90		0.90		0.91	0.93
Net investment income(3)%	1.58	1.22	1.19		1.58	†	3.93	4.67
Portfolio turnover rate %	19	40	28		24		18	12

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$28.28	38.74	30.91		27.58		20.47	14.99
Income (loss) from investment operations:
Net investment income	$0.21 *	0.41 *	0.38	*	0.42	†*	0.62	0.75	*
Net realized and unrealized gain (loss) on investments	$(1.37)	(6.63)	10.61		4.07	†	7.07	4.87
Total from investment operations	$(1.16)	(6.22)	10.99		4.49		7.69	5.62
Less distributions from:
Net investment income	$—	0.37	0.43		0.30		0.36	0.02
Net realized gains on investments	$—	3.87	2.73		0.86		0.22	0.12
Total distributions	$—	4.24	3.16		1.16		0.58	0.14
Net asset value, end of period	$27.12	28.28	38.74		30.91		27.58	20.47
Total Return(1)%	(4.10)	(17.85)	37.41		16.59		37.62	37.54

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$26,532	30,577	40,991		28,996		17,800	6,240
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.14	1.14	1.15		1.15		1.06	1.08
Net expenses after expense waiver(2)(3)%	1.04	1.04	1.05		1.05		1.06	1.08
Net investment income after expense waiver(2)(3)%	1.43	1.16	1.09		1.43	†	3.88	4.42
Portfolio turnover rate %	19	40	28		24		18	12

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)	Annualized for periods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

†	Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.40 and $0.39, increase net realized and unrealized gain on investments $0.40 and $0.39 and decrease the ratio of net investment to average net assets from 2.93% to 1.58% and 2.78% to 1.43% on Class S and Class S2, respectively.

See Accompanying Notes to Financial Statements

67

ING Wells Fargo Disciplined Value Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months	Year	August 24,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$16.75	17.69	15.99
Income (loss) from investment operations:
Net investment income	$0.07 *	0.18 *	0.05 *
Net realized and unrealized gain (loss) on investments	$(1.12)	(0.89)	1.65
Total from investment operations	$(1.05)	(0.71)	1.70
Less distributions from:
Net investment income	$—	0.23	—
Total distributions	$—	0.23	—
Net asset value, end of period	$15.70	16.75	17.69
Total Return(2)%	(6.27)	(4.14)	10.63

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$47	45	3
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.39	1.39	1.40
Net expenses after expense waiver(3)(4)%	1.24	1.24	1.25
Net investment income after expense waiver(3)(4)%	0.85	0.99	1.25
Portfolio turnover rate %	63	106	97

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006		2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$16.93	17.76	15.51		14.75		13.14	10.03
Income (loss) from investment operations:
Net investment income	$0.10 *	0.21 *	0.16	*	0.08	*	0.09	0.04
Net realized and unrealized gain (loss) on investments	$(1.14)	(0.86)	2.18		0.77		1.56	3.08
Total from investment operations	$(1.04)	(0.65)	2.34		0.85		1.65	3.12
Less distributions from:
Net investment income	$—	0.18	0.09		0.09		0.04	0.01
Total distributions	$—	0.18	0.09		0.09		0.04	0.01
Net asset value, end of period	$15.89	16.93	17.76		15.51		14.75	13.14
Total Return(2)%	(6.14)	(3.74)	15.17		5.84		12.58	31.11

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$179,267	218,088	285,404		284,655		322,510	340,331
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	0.89	0.89	0.90		0.91		0.92	0.94
Net expenses after brokerage commission recapture(3)%	0.89	0.89	0.90		0.88		0.88	0.89
Net investment income after brokerage commission recapture(3)%	1.20	1.16	0.95		0.53		0.58	0.33
Portfolio turnover rate %	63	106	97		176		90	106

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

68

ING Wells Fargo Disciplined Value Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$16.83	17.67	15.45	14.71		13.14	10.04
Income (loss) from investment operations:
Net investment income	$0.10	0.19 *	0.13	0.05	*	0.04	0.02
Net realized and unrealized gain (loss) on investments	$(1.14)	(0.86)	2.17	0.78		1.59	3.09
Total from investment operations	$(1.04)	(0.67)	2.30	0.83		1.63	3.11
Less distributions from:
Net investment income	$—	0.17	0.08	0.09		0.06	0.01
Total distributions	$—	0.17	0.08	0.09		0.06	0.01
Net asset value, end of period	$15.79	16.83	17.67	15.45		14.71	13.14
Total Return(1)%	(6.18)	(3.90)	14.96	5.70		12.44	30.93

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,618	4,133	4,739	4,007		3,292	1,641
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.14	1.14	1.15	1.16		1.07	1.09
Net expenses after expense waiver and prior to brokerage commission recapture(2)(3)%	1.04	1.04	1.05	1.06		1.07	1.09
Net expenses after expense waiver and brokerage commission recapture(2)(3)%	1.04	1.04	1.05	1.03		1.03	1.04
Net investment income after expense waiver and brokerage commission recapture(2)(3)%	1.05	1.03	0.80	0.37		0.53	0.21
Portfolio turnover rate %	63	106	97	176		90	106

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)	Annualized for periods less than one year.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

69

ING Wells Fargo Small Cap Disciplined Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV					Class I
	Six Months				November 30,	Six Months				November 30,
	Ended	Year Ended			2005(1) to	Ended	Year Ended			2005(1) to
	June 30,	December 31,			December 31,	June 30,	December 31,			December 31,
	2008	2007	2006		2005	2008	2007	2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.91	11.37	9.73		10.00	11.01	11.40	9.73		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.01 *	0.05	0.01	*	(0.01)	0.05 *	0.10	0.08	*	(0.01)
Net realized and unrealized gain (loss) on investments	$(1.41)	(0.51)	1.88		(0.26)	(1.43)	(0.49)	1.86		(0.26)
Total from investment operations	$(1.40)	(0.46)	1.89		(0.27)	(1.38)	(0.39)	1.94		(0.27)
Less distributions:
Net investment income	$—	—	0.03		—	—	—	0.05		—
Net realized gains on investments	$—	—	0.22		—	—	—	0.22		—
Total distributions	$—	—	0.25		—	—	—	0.27		—
Net asset value, end of period	$9.51	10.91	11.37		9.73	9.63	11.01	11.40		9.73
Total Return(2)%	(12.83)	(4.05)	19.44		(2.70)	(12.53)	(3.42)	19.93		(2.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$339	354	412		1	102,315	146,223	111,724		1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.68	1.67	1.69		2.03	0.93	0.92	0.94		1.28
Net expenses after expense waiver(3)(4)(5)%	1.47	1.47	1.47		1.47	0.87	0.87	0.87		0.87
Net investment income (loss) after expense waiver(3)(4)(5)%	0.29	0.36	0.09		(1.69)	0.94	0.97	0.73		(1.27)
Portfolio turnover rate %	25	111	62		1	25	111	62		1

	Class S					Class S2
	Six Months				November 30,	Six Months				November 30,
	Ended	Year Ended			2005(1) to	Ended	Year Ended			2005(1) to
	June 30,	December 31,			December 31,	June 30,	December 31,			December 31,
	2008	2007	2006		2005	2008	2007	2006		2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.97	11.39	9.73		10.00	10.94	11.38	9.73		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.05	0.08 *	0.03	*	(0.01)	0.04	0.07	0.04	*	(0.01)
Net realized and unrealized gain (loss) on investments	$(1.44)	(0.50)	1.88		(0.26)	(1.43)	(0.51)	1.86		(0.26)
Total from investment operations	$(1.39)	(0.42)	1.91		(0.27)	(1.39)	(0.44)	1.90		(0.27)
Less distributions:
Net investment income	$—	—	0.03		—	—	—	0.03		—
Net realized gains on investments	$—	—	0.22		—	—	—	0.22		—
Total distributions	$—	—	0.25		—	—	—	0.25		—
Net asset value, end of period	$9.58	10.97	11.39		9.73	9.55	10.94	11.38		9.73
Total Return(2)%	(12.67)	(3.69)	19.62		(2.70)	(12.71)	(3.87)	19.52		(2.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$30,491	40,176	61,248		4,939	500	642	1,313		1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.18	1.17	1.19		1.53	1.43	1.42	1.44		1.78
Net expenses after expense waiver(3)(4)(5)%	1.12	1.12	1.12		1.12	1.27	1.27	1.27		1.27
Net investment income (loss) after expense waiver(3)(4)(5)%	0.65	0.66	0.32		(1.10)	0.50	0.54	0.33		(1.27)
Portfolio turnover rate %	25	111	62		1	25	111	62		1

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Classes ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

70

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of fifty-eight operational portfolios. There are twenty portfolios included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING AllianceBernstein Mid Cap Growth Portfolio (“AllianceBernstein Mid Cap Growth”), ING BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), ING BlackRock Large Cap Growth Portfolio (“BlackRock Large Cap Growth”), ING BlackRock Large Cap Value Portfolio (“BlackRock Large Cap Value”), ING Capital Guardian U.S. Equities Portfolio (“Capital Guardian U.S. Equities”), ING FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap”), ING Franklin Income Portfolio (“Franklin Income”), ING Franklin Mutual Shares Portfolio (“Franklin Mutual Shares”), ING Goldman Sachs Commodity Strategy Portfolio (“Goldman Sachs Commodity Strategy“), ING Lord Abbett Affiliated Portfolio (“Lord Abbett Affiliated”), ING Multi-Manager International Small Cap Portfolio (“Multi-Manager International Small Cap”), ING T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), ING T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), ING Templeton Global Growth Portfolio (“Templeton Global Growth”), ING Van Kampen Capital Growth Portfolio (“Van Kampen Capital Growth”), ING Van Kampen Global Franchise Portfolio (“Van Kampen Global Franchise”), ING Van Kampen Growth and Income Portfolio (“Van Kampen Growth and Income”), ING Van Kampen Real Estate Portfolio (“Van Kampen Real Estate”), ING Wells Fargo Disciplined Value Portfolio (“Wells Fargo Disciplined Value”) and ING Wells Fargo Small Cap Disciplined Portfolio (“Wells Fargo Small Cap Disciplined”).

All of the Portfolios are diversified except for BlackRock Inflation Protected Bond, Van Kampen Global Franchise and Van Kampen Real Estate, which are non-diversified Portfolios. All of the Portfolios are authorized to offer four classes of shares (Adviser (“ADV”), Institutional (“I”), Service (“S”), and Service 2 (“S2”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principall y in the applicable distribution and shareholder service fee. All shareholders bear the common expenses of a Portfolio and earn income and gains and losses from the Portfolio pro rata based on the average net assets of each class, without distinction between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its relative daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees. The information presented in these financial statements pertains to the Portfolios listed in this note.

The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment options for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver Insurance Company, ReliaStar Life Insurance Company, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect wholly-owned subsidiary of ING USA. ING USA, Security Life of Denver Insurance Company and ReliaStar Life Insurance Company are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 1 — ORGANIZATION (continued)

spectrum of prominent companies that increasingly serve their clients under the ING brand.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING and other non-affiliated life insurance companies.

The following is a brief description of each Portfolio’s investment objective:

•	AllianceBernstein Mid Cap Growth seeks long-term growth of capital;

•	BlackRock Inflation Protected Bond seeks to maximize real return, consistent with preservation of real capital and prudent investment management;

•	BlackRock Large Cap Growth seeks long-term growth of capital;

•	BlackRock Large Cap Value seeks long-term growth of capital;

•	Capital Guardian U.S. Equities seeks long-term growth of capital and income;

•	FMRsm Diversified Mid Cap seeks long-term growth of capital;

•	Franklin Income seeks to maximize income while maintaining prospects for capital appreciation;

•	Franklin Mutual Shares seeks capital appreciation. Its secondary goal is income;

•	Goldman Sachs Commodity Strategy seeks long-term total return consisting of capital appreciation and income;

•	Lord Abbett Affiliated seeks long-term growth of capital. Current income is a secondary objective;

•	Multi-Manager International Small Cap seeks maximum long-term capital appreciation;

•	T. Rowe Price Capital Appreciation seeks over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk;

•	T. Rowe Price Equity Income seeks substantial dividend income as well as long-term growth of capital;

•	Templeton Global Growth seeks capital appreciation. Current income is only an incidental consideration;

•	Van Kampen Capital Growth seeks long-term capital appreciation;

•	Van Kampen Global Franchise seeks long-term capital appreciation;

•	Van Kampen Growth and Income seeks long-term growth of capital and income;

•	Van Kampen Real Estate seeks capital appreciation. Current income is a secondary objective;

•	Wells Fargo Disciplined Value seeks long-term capital growth; and

•	Wells Fargo Small Cap Disciplined seeks long-term capital appreciation.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”)

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that a Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value. The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio’s custodian bank or other broker-dealers or banks approved by the Trust, on each date that the NYSE is open for business.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

E.	Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.	Distributions to Shareholders. For all Portfolios, with the exception of BlackRock Inflation Protected Bond, which distributes net investment income monthly, net investment income dividends and net capital gains distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

H.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

J.	Securities Lending. Certain Portfolios have the option to temporarily loan up to 30% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.	Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

L.	Swap Contracts. Certain Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap, if any, are recognized by marking-to-market the value of the swap and is recorded as an unrealized gain or loss on the Statements of Operations. Upfront payments made and/or received by the Portfolio, are recorded as an asset or liability on the Statements of Assets or Liabilities. Periodic payments made and/or received are recorded as a realized gain or loss on the Statements of Operations. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument.

M.	Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

N.	Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

O.	Organization Expenses and Offering Costs. Costs incurred with the organization of the Portfolios were expensed as incurred. Costs incurred with the offering of shares of the Portfolios are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of operations.

P.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, the cost of purchases and the proceeds from the sales of securities,

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales

AllianceBernstein Mid Cap Growth	$303,632,572	$352,444,736
BlackRock Inflation Protected Bond	22,651,177	30,790,957
BlackRock Large Cap Growth	270,591,139	282,588,278
BlackRock Large Cap Value	145,023,909	107,264,309
Capital Guardian U.S. Equities	91,932,978	140,650,273
FMRsm Diversified Mid Cap	934,759,295	1,095,149,086
Franklin Income	276,568,544	97,493,668
Franklin Mutual Shares	187,793,544	53,340,879
Goldman Sachs Commodity Strategy	157,540,132	39,255,811
Lord Abbett Affiliated	127,696,070	148,833,051
Multi-Manager International Small Cap	176,655,226	14,587,298
T. Rowe Price Capital Appreciation	1,603,589,602	962,729,155
T. Rowe Price Equity Income	278,288,475	197,243,993
Templeton Global Growth	113,733,216	35,803,392
Van Kampen Capital Growth	89,052,513	72,672,055
Van Kampen Global Franchise	65,463,115	62,257,207
Van Kampen Growth and Income	176,059,851	243,189,559
Van Kampen Real Estate	548,832,731	206,999,606
Wells Fargo Disciplined Value	117,795,881	136,274,247
Wells Fargo Small Cap Disciplined	36,146,758	57,955,944

U.S. government securities not included above were as follows:

	Purchases	Sales

BlackRock Inflation Protected Bond	$210,759,730	$218,687,073
Franklin Income	—	987,031
Goldman Sachs Commodity Strategy	39,057,968	—
T. Rowe Price Capital Appreciation	—	310,775,825

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

BlackRock Inflation Protected Bond, Franklin Income, Goldman Sachs Commodity Strategy, Multi-Manager International Small Cap, and Wells Fargo Small Cap Disciplined have entered into an investment management agreement (“Investment Management Agreement”) with Directed Services LLC (“DSL” or the “Investment Adviser”).

The Investment Management Agreement compensates DSL with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

BlackRock Inflation Protected Bond	0.45% of the first $200 million; 0.40% of the next $800 million; 0.30% of the amount in excess of $1 billion

Franklin Income	0.65% of the first $500 million; and 0.60% of the amount in excess of $500 million

Goldman Sachs Commodity Strategy	0.70% of the first $1 billion; 0.65% of the amount in excess of $1 billion

Multi-Manager International Small Cap	1.00% of the first $1 billion; 0.97% of the amount in excess of $1 billion

Wells Fargo Small Cap Disciplined	0.77% of the first $500 million; 0.70% of the next $500 million; 0.65% of the next $500 million; 0.60% of the next $5 billion; and 0.53% of the amount in excess of $6.5 billion

With the exception of the Portfolios in the table above, DSL, an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of the Portfolio. Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of the Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, dividend reimbursing and auditing. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

AllianceBernstein Mid Cap Growth(1)	0.85% of the first $250 million; 0.80% of the next $400 million; 0.75% of the next $450 million; and 0.70% of the amount in excess of $1.1 billion

BlackRock Large Cap Growth	0.80% of the first $500 million; 0.75% of the next $250 million; 0.70% of the next $500 million; 0.65% of the next $750 million; and 0.60% of the amount in excess of $2 billion

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee

BlackRock Large Cap Value*	0.80% of the first $500 million; 0.75% of the next $250 million; 0.70% of the next $500 million; 0.65% of the next $750 million; and 0.60% of the amount in excess of $2 billion

Capital Guardian U.S. Equities*	0.75% of the first $500 million; 0.70% of the next $250 million; 0.65% of the next $500 million; and 0.60% of the amount in excess of $1.25 billion

FMRsm Diversified Mid Cap	0.65% of the first $800 million; 0.60% of the next $700 million; and 0.58% of the amount in excess of $1.5 billion

Franklin Mutual Shares	0.78% of the first $5 billion; 0.75% of the next $5 billion; 0.73% of the next $5 billion; 0.71% of the next $5 billion; and 0.69% of the amount in excess of $20 billion

Lord Abbett Affiliated	0.75% of the first $500 million; 0.70% of the next $250 million; 0.65% of the next $500 million; and 0.60% of the amount in excess of $1.25 billion

T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, Van Kampen Growth and Income, Van Kampen Real Estate and Wells Fargo Disciplined Value(2)	0.75% of the first $750 million; 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; and 0.60% of the amount in excess of $3.5 billion

Templeton Global Growth	0.96% of the first $250 million; 0.86% of the next $250 million; and 0.76% of the amount in excess of $500 million

Van Kampen Capital Growth*	0.65% of the first $1 billion; and 0.60% of the amount in excess of $1 billion

Van Kampen Global Franchise	1.00% of the first $250 million; 0.90% of the next $250 million; and 0.75% of the amount in excess of $500 million

*	Pursuant to a waiver, DSL has agreed to lower the advisory fee for BlackRock Large Cap Value, Capital Guardian U.S. Equities and Van Kampen Capital Growth so that advisory fees payable to DSL will be waived in amounts equal to 50% of the savings to DSL resulting from the implementation of sub-advisory fee reductions for the period from May 1, 2006 through May 1, 2009. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSL elects to renew it.

(1)	The assets of AllianceBernstein Mid Cap Growth are aggregated with those of ING Marsico Growth Portfolio, which is not included in this report, to determine the Unified Fee.

(2)	The assets of these Portfolios are aggregated with those of ING Global Resources Portfolio, which is not included in this report, to determine the Unified Fee.

DSL has contractually agreed to waive a portion of the advisory fee for BlackRock Large Cap Value, Capital Guardian U.S. Equities and Van Kampen Capital Growth. The waiver is calculated as follows:

Waiver = 50% × (former sub-advisory fee minus new sub-advisory fee)

For the six months ended June 30, 2008, DSL waived $56,817, $0 and $44,104, for BlackRock Large Cap Value, Capital Guardian U.S. Equities and Van Kampen Capital Growth, respectively.

These waivers will continue through at least May 1, 2009 and there is no guarantee that the waivers will continue after said date. The agreements will only renew if DSL elects to renew it.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. These fees are not subject to recoupment. For the six months ended June 30, 2008, there were no fees waived.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for BlackRock Inflation Protected Bond, Franklin Income, Goldman Sachs Commodity Strategy, Multi-Manager International Small Cap and Wells Fargo Small Cap Disciplined operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from these Portfolios a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Trust and the Investment Adviser have entered into portfolio management agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net

78

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

assets of the respective Portfolios. The sub-advisers of each of the Portfolios are as follows:

Portfolio	Sub-Adviser

AllianceBernstein Mid Cap Growth	AllianceBernstein L.P.

BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.

BlackRock Large Cap Growth	BlackRock Investment Management, LLC

BlackRock Large Cap Value	BlackRock Investment Management, LLC

Capital Guardian U.S. Equities	Capital Guardian Trust Company

FMRsm Diversified Mid Cap	Fidelity Management & Research Company

Franklin Income	Franklin Advisers, Inc.

Franklin Mutual Shares	Franklin Mutual Advisers, Inc.

Goldman Sachs Commodity Strategy	Goldman Sachs Asset Management, L.P.

Lord Abbett Affiliated	Lord, Abbett & Co. LLC

Multi-Manager International Small Cap	Schroder Investment Management North America, Inc. and American Century Global Investment Management, Inc.

T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.

Templeton Global Growth	Templeton Global Advisors Limited

Van Kampen Capital Growth	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Van Kampen Global Franchise	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Van Kampen Growth and Income	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Van Kampen Real Estate	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Wells Fargo Disciplined Value	Wells Capital Management, Inc.

Wells Fargo Small Cap Disciplined	Wells Capital Management, Inc.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, a sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios and not the portfolio manager or sub-adviser. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Agreement compensates ING Funds Distributor, LLC (the “Distributor” or “IFD”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IFD on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IFD at an annual rate of 0.25% of the average daily net assets. IFD has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%.

Each Class ADV shares of the respective Portfolios has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IFD a service fee of 0.25% and a distribution fee of 0.50% of each Portfolios average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares so that the actual fee paid by a Portfolio is a rate of 0.35%.

Effective September 23, 2007 through and including April 30, 2008, pursuant to a side agreement, the Distributor has agreed to waive the service fee for Van Kampen Growth and Income of 0.01% of the average daily net assets attributable to Class S shares of Van Kampen Growth and Income.

79

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has entered into written expense limitation agreements with certain of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2

BlackRock Inflation Protected Bond	1.23%	0.63%	0.88%	n/a
Franklin Income	1.44%	0.74%	0.99%	1.24%
Goldman Sachs Commodity Strategy	1.55%	0.95%	1.20%	1.35%
Multi-Manager International Small Cap	1.80%	1.20%	1.45%	1.60%
Wells Fargo Small Cap Disciplined	1.47%	0.87%	1.12%	1.27%

The Investment Adviser may, at a later date, recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

Pursuant to a side agreement effective April 30, 2007, DSL has effected the following expense limits for BlackRock Large Cap Growth through May 1, 2009, 1.26%, 0.66%, 0.91% and 1.06% for Class ADV, Class I, Class S and Class S2 shares, respectively. For the six months ended June 30, 2008, the Portfolio waived $272,206 of such fees. These fees are not subject to recoupment. Pursuant to an agreement effective September 23, 2005, as amended and restated January 1, 2007, the Distributor will limit Class S expenses, so that the operating expense limit for BlackRock Large Cap Growth does not exceed 1.04%. The Distributor may, at a later date, recoup from BlackRock Large Cap Growth shareholder service fees.

The expense limitation agreements are contractual and shall renew automatically unless DSL provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

As of June 30, 2008, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2009	2010	2011	Total

Franklin Income	11,343	75,441	211,380	298,164
Multi-Manager International Small Cap	—	—	6,075	6,075
Wells Fargo Small Cap Disciplined	33,024	74,011	100,677	207,712

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

At June 30, 2008, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Franklin Templeton Founding Strategy Portfolio —	Franklin Income (37.07%); Franklin Mutual Shares (55.67%); Templeton Global Growth (40.52%).

ING Life Insurance and Annuity Company —	Blackrock Large Cap Growth (51.50%); Lord Abbett Affiliated (53.01%); T. Rowe Price Cap Appreciation (12.18%); T. Rowe Price Equity Income (13.99%); Van Kampen Capital Growth (9.28%);

ING Lifestyle Aggressive Growth —	Goldman Sachs Commodity Strategy (14.89%); Multi-Manager International SmallCap (19.44%); Van Kampen Real Estate (5.25%); Wells Fargo Small Cap Disciplined (8.85%).

ING Lifestyle Growth Portfolio —	BlackRock Inflation Protected Bond (24.29%);
FMRsm Diversified Mid Cap (5.90%);
Goldman Sachs Commodity Strategy (43.26%);
Multi-Manager International SmallCap (38.71%);
Van Kampen Real Estate (19.00%);
Wells Fargo Small Cap Disciplined (44.07%).

ING Lifestyle Moderate Growth Portfolio —	BlackRock Inflation Protected Bond (19.22%);
Goldman Sachs Commodity Strategy (29.33%);
Multi-Manager International SmallCap (30.62%);
Van Kampen Real Estate (12.53%).
Wells Fargo Small Cap Disciplined (11.62%).

80

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

ING Lifestyle Moderate Portfolio —	BlackRock Inflation Protected Bond (29.49%);
Goldman Sachs Commodity Strategy (12.50%);
Multi-Manager International SmallCap (10.44%);
Van Kampen Real Estate (5.13%);
Wells Fargo Small Cap Disciplined (5.94%).

ING Solution 2015 Portfolio —	BlackRock Inflation Protected Bond (20.03%); Blackrock Large Cap Value (10.43%).

ING Solution 2025 Portfolio —	Blackrock Large Cap Value (19.34%).

ING Solution 2035 Portfolio —	Blackrock Large Cap Value (18.94%).

ING Solution 2045 Portfolio —	Blackrock Large Cap Value (10.64%).

ING Solution Income Portfolio —	BlackRock Inflation Protected Bond (6.91%).

ING USA Annuity and Life Insurance Company —	Alliance Bernstein Mid Cap Growth (92.56%);
Blackrock Large Cap Growth (37.48%);
Blackrock Large Cap Value (24.56%);
Capital Guardian U.S. Equities (98.61%);
FMRsm Diversified Mid Cap (73.92%);
Franklin Income (56.12%);
Franklin Mutual Shares (42.57%);
Lord Abbett Affiliated (44.84%);
T. Rowe Price Cap Appreciation (78.97%);
T. Rowe Price Equity Income (63.67%);
Templeton Global Growth (57.62%);
Van Kampen Capital Growth (35.94%);
Van Kampen Global Franchise (98.61%);
Van Kampen Growth And Income (88.56%);
Van Kampen Real Estate (41.34%);
Wells Fargo Disciplined Value (97.52%);
Wells Fargo Small Cap Disciplined (8.04%).

Reliastar Life Insurance Company —	Blackrock Large Cap Growth (5.46%); Blackrock Large Cap Value (5.15%); Van Kampen Capital Growth (38.14%); Wells Fargo Small Cap Disciplined (8.58%).

Security Life Insurance Company —	Blackrock Large Cap Value (9.03%); Van Kampen Capital Growth (14.50%); Wells Fargo Small Cap Disciplined (11.00%).

At June 30, 2008, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued		Accrued
	Investment		Shareholder
	Management/	Accrued	Service and
	Unified	Administrative	Distribution	Accrued
Fund	Fees	Fees	Fees	Recoupment	Total

AllianceBernstein Mid Cap Growth	$262,757	$—	$85,660	$—	$348,417
BlackRock Inflation Protected Bond	63,493	14,109	—	—	77,602
BlackRock Large Cap Growth	255,258	—	36,751	—	292,009
BlackRock Large Cap Value	120,988	—	11,255	—	132,243
Capital Guardian U.S. Equities	243,551	—	82,026	—	325,577
FMR Diversified Mid Cap	719,754	—	245,449	—	965,203
Franklin Income	377,995	59,583	90,783	—	528,361
Franklin Mutual Shares	306,759	—	44,303	—	351,062
Goldman Sachs Commodity Strategy	201,026	28,718	5	—	229,749
Lord Abbett Affiliated	137,890	—	21,405	—	159,295
Multi-Manager International Small Cap Equity	132,089	13,209	285	2,889	148,472
T. Rowe Price Capital Appreciation	1,834,208	—	703,209	—	2,537,417
T. Rowe Price Equity Income	704,013	—	248,558	—	952,571
Templeton Global Growth	477,720	—	83,245	—	560,965
Van Kampen Capital Growth	343,427	—	45,364	—	388,791
Van Kampen Global Franchise	306,490	—	88,737	—	395,227
Van Kampen Growth and Income	418,560	—	169,705	—	588,265
Van Kampen Real Estate	689,990	—	135,356	—	825,346
Wells Fargo Disciplined Value	102,283	—	40,684	—	142,967
Wells Fargo Small Cap Disciplined	90,629	11,770	7,185	—	109,584

81

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

The following Portfolios placed a portion of its portfolio transactions with brokerage firms which are affiliates of the Investment Adviser. The commissions paid to these affiliated firms were:

Portfolio	Affiliated Brokers	Commissions Received

FMRsm Diversified Mid Cap	ING Baring LLC	$7,065
Franklin Mutual Shares	ING Baring LLC	34
Multi-Manager International Small Cap	ING Baring LLC	1,437
Templeton Global Growth Equity	ING Baring LLC	388

NOTE 8 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2008, Goldman Sachs Commodity Strategy had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

Accrued Expenses	Amount

Custody	$23,164

NOTE 9 —	WRITTEN OPTIONS

Transactions in written options for BlackRock Inflation Protected Bond for the six months ended June 30, 2008 were as follows:

	Number of
	Contracts	Premium

Balance at 12/31/07	—	$—
Options Written	40	40,206

Balance at 06/30/08	40	$40,206

Transactions in written options for Franklin Mutual Shares for the six months ended June 30, 2008 were as follows:

	Number of
	Contracts	Premium

Balance at 12/31/07	2,613	$27,519
Options Terminated in Closing Purchase Transactions	(13)	(8,569)
Options Expired	(2,600)	(18,950)

Balance at 06/30/08	—	$—

Transactions in written options for T. Rowe Price Capital Appreciation for the six months ended June 30, 2008 were as follows:

	Number of
	Contracts	Premium

Balance at 12/31/07	—	$—
Options Written	1,600	667,791

Balance at 06/30/08	1,600	$667,791

NOTE 10 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

AllianceBernstein Mid Cap Growth (Number of Shares)
Shares sold	—	16	160,715	2,473,667
Reinvestment of distributions	—	—	—	572,892
Shares redeemed	—	—	(238,986)	(9,321,357)

Net increase (decrease) in shares outstanding	—	16	(78,271)	(6,274,798)

AllianceBernstein Mid Cap Growth($)
Shares sold	$—	$272	$2,563,475	$43,653,443
Reinvestment of distributions	—	—	—	9,762,086
Shares redeemed	—	—	(3,854,458)	(170,978,499)

Net increase (decrease)	$—	$272	$(1,290,983)	$(117,562,970)

82

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

AllianceBernstein Mid Cap Growth (Number of Shares)
Shares sold	717,335	3,494,940	53,966	160,669
Reinvestment of distributions	—	1,729,541	—	77,435
Shares redeemed	(3,564,477)	(5,867,573)	(120,857)	(225,357)

Net increase (decrease) in shares outstanding	(2,847,142)	(643,092)	(66,891)	12,747

AllianceBernstein Mid Cap Growth($)
Shares sold	$11,390,077	$62,117,900	$830,950	$2,882,930
Reinvestment of distributions	—	29,384,897	—	1,304,772
Shares redeemed	(56,300,096)	(102,548,755)	(1,898,048)	(3,937,776)

Net increase (decrease)	$(44,910,019)	$(11,045,958)	$(1,067,098)	$249,926

	Class ADV		Class I		Class S
	Six Months	April 30,	Six Months	April 30,	Six Months	April 30,
	Ended	2007(1) to	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007	2008	2007

BlackRock Inflation Protected Bond (Number of Shares)
Shares sold	—	102	4,525,241	22,410,346	—	102
Reinvestment of distributions	—	—	434,849	636,821	—	—
Shares redeemed	—	—	(9,594,852)	(2,468,054)	—	—

Net increase (decrease) in shares outstanding	—	102	(4,634,762)	20,579,113	—	102

BlackRock Inflation Protected Bond($)
Shares sold	$—	$1,020	$47,588,555	$223,005,643	$—	$1,020
Reinvestment of distributions	—	—	4,571,122	6,291,663	—	—
Shares redeemed	—	—	(101,320,749)	(24,799,140)	—	—

Net increase (decrease)	$—	$1,020	$(49,161,072)	$204,498,166	$—	$1,020

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

BlackRock Large Cap Growth (Number of Shares)
Shares sold	15,824	132,150	535,256	522,850
Proceeds from shares issued in merger	—	—	—	23,375,590
Shares redeemed	(47,205)	(65,729)	(2,275,607)	(2,698,487)

Net increase (decrease) in shares outstanding	(31,381)	66,421	(1,740,351)	21,199,953

BlackRock Large Cap Growth($)
Shares sold	$171,542	$1,584,579	$5,926,495	$6,547,529
Proceeds from shares issued in merger	—	—	—	294,192,892
Shares redeemed	(515,812)	(806,517)	(25,380,036)	(33,915,981)

Net increase (decrease)	$(344,270)	$778,062	$(19,453,541)	$266,824,440

(1)	Commencement of operations

83

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

BlackRock Large Cap Growth (Number of Shares)
Shares sold	1,644,368	2,336,139	79,667	121,721
Proceeds from shares issued in merger	—	279,070	—	910,039
Shares redeemed	(823,877)	(2,447,513)	(164,405)	(354,460)

Net increase (decrease) in shares outstanding	820,491	167,696	(84,738)	677,300

BlackRock Large Cap Growth($)
Shares sold	$18,168,909	$28,957,981	$869,976	$1,515,580
Proceeds from shares issued in merger	—	3,504,217	—	11,323,736
Shares redeemed	(9,095,854)	(29,933,667)	(1,845,092)	(4,416,004)

Net increase (decrease)	$9,073,055	$2,528,531	$(975,116)	$8,423,312

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

BlackRock Large Cap Value (Number of Shares)
Shares sold	—	1	3,877,369	5,663,124
Reinvestment of distributions	—	—	—	238,806
Shares redeemed	—	—	(476,366)	(921,959)

Net increase in shares outstanding	—	1	3,401,003	4,979,971

BlackRock Large Cap Value($)
Shares sold	$—	$10	$49,730,973	$82,635,302
Reinvestment of distributions	—	—	—	3,555,863
Shares redeemed	—	—	(6,111,633)	(13,257,476)

Net increase	$—	$10	$43,619,340	$72,933,689

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

BlackRock Large Cap Value (Number of Shares)
Shares sold	66,673	1,036,802	—	21,937
Reinvestment of distributions	—	172,827	—	10,194
Shares redeemed	(600,494)	(1,983,774)	(29,727)	(53,380)

Net decrease in shares outstanding	(533,821)	(774,145)	(29,727)	(21,249)

BlackRock Large Cap Value($)
Shares sold	$854,361	$14,869,534	$—	$311,134
Reinvestment of distributions	—	2,566,487	—	150,664
Shares redeemed	(7,739,452)	(28,359,985)	(379,079)	(763,942)

Net decrease	$(6,885,091)	$(10,923,964)	$(379,079)	$(302,144)

(1)	Commencement of operations.

84

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (continued)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008(1)	2007	2008(1)	2007

Capital Guardian U.S. Equities (Number of Shares)
Shares sold	—	3	—	—
Shares redeemed	(83)	—	(79)	—

Net increase (decrease) in shares outstanding	(83)	3	(79)	—

Capital Guardian U.S. Equities($)
Shares sold	$—	$36	$—	$—
Shares redeemed	(1,025)	—	(1,028)	—

Net increase (decrease)	$(1,025)	$36	$(1,028)	$—

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Capital Guardian U.S. Equities (Number of Shares)
Shares sold	95,314	681,178	8,332	15,967
Reinvestment of distributions	—	4,065,346	—	69,228
Shares redeemed	(4,827,250)	(8,679,611)	(97,215)	(224,547)

Net decrease in shares outstanding	(4,731,936)	(3,933,087)	(88,883)	(139,352)

Capital Guardian U.S. Equities($)
Shares sold	$985,009	$8,158,575	$84,775	$201,122
Reinvestment of distributions	—	49,759,835	—	845,969
Shares redeemed	(50,847,678)	(107,239,783)	(1,021,673)	(2,864,164)

Net decrease	$(49,862,669)	$(49,321,373)	$(936,898)	$(1,817,073)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FMRSM Diversified Mid Cap (Number of Shares)
Shares sold	237,213	615,458	3,221,033	18,263,230
Proceeds from shares issued in merger	—	75	—	75
Reinvestment of distributions	—	2,930	—	39,174
Shares redeemed	(285,588)	(227,738)	(8,953,180)	(2,105,832)

Net increase (decrease) in shares outstanding	(48,375)	390,725	(5,732,147)	16,196,647

FMRSM Diversified Mid Cap($)
Shares sold	$3,406,847	$8,748,225	$46,092,862	$282,618,571
Proceeds from shares issued in merger	—	1,084	—	1,100
Reinvestment of distributions	—	43,840	—	593,872
Shares redeemed	(4,065,618)	(3,325,228)	(127,778,111)	(31,080,412)

Net increase (decrease)	$(658,771)	$5,467,921	$(81,685,249)	$252,133,131

(1)	Classes ADV and I fully redeemed on March 31, 2008.

85

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FMRSM Diversified Mid Cap (Number of Shares)
Shares sold	4,043,790	5,054,182	327,548	468,308
Proceeds from shares issued in merger	—	29,835,289	—	658,146
Reinvestment of distributions	—	392,941	—	15,841
Shares redeemed	(4,773,029)	(10,154,294)	(313,094)	(400,138)

Net increase (decrease) in shares outstanding	(729,239)	25,128,118	14,454	742,157

FMRSM Diversified Mid Cap($)
Shares sold	$58,116,855	$75,494,385	$4,631,454	$6,819,930
Proceeds from shares issued in merger	—	433,739,281	—	9,520,147
Reinvestment of distributions	—	5,929,487	—	237,915
Shares redeemed	(67,541,236)	(147,767,169)	(4,430,538)	(5,826,493)

Net increase (decrease)	$(9,424,381)	$367,395,984	$200,916	$10,751,499

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Franklin Income (Number of Shares)
Shares sold	—	2	10,654,119	16,036,750
Reinvestment of distributions	—	—	—	54,638
Shares redeemed	—	—	(1,659,434)	(800,328)

Net increase in shares outstanding	—	2	8,994,685	15,291,060

Franklin Income($)
Shares sold	$—	$22	$117,048,434	$183,324,475
Reinvestment of distributions	—	—	—	627,241
Shares redeemed	—	—	(18,060,210)	(8,984,784)

Net increase	$—	$22	$98,988,224	$174,966,932

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Franklin Income (Number of Shares)
Shares sold	8,911,747	20,538,499	169,771	624,997
Reinvestment of distributions	—	319,317	—	7,496
Shares redeemed	(3,211,322)	(3,686,991)	(94,188)	(89,676)

Net increase in shares outstanding	5,700,425	17,170,825	75,583	542,817

Franklin Income($)
Shares sold	$97,807,460	$233,713,867	$1,864,267	$7,118,346
Reinvestment of distributions	—	3,656,180	—	85,751
Shares redeemed	(35,075,838)	(41,861,477)	(1,032,594)	(1,011,081)

Net increase	$62,731,622	$195,508,570	$831,673	$6,193,016

86

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (continued)

	Class ADV		Class I		Class S
	Six Months	April 30,	Six Months	April 30,	Six Months	April 30,
	Ended	2007(1) to	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007	2008	2007

Franklin Mutual Shares (Number of Shares)
Shares sold	—	102	13,999,973	18,389,255	5,077,891	24,553,856
Reinvestment of distributions	—	—	—	20,353	—	7,260
Shares redeemed	—	—	(484,943)	(222,129)	(2,306,579)	(2,043,952)

Net increase in shares outstanding	—	102	13,515,030	18,187,479	2,771,312	22,517,164

Franklin Mutual Shares($)
Shares sold	$—	$1,020	$124,716,865	$181,824,270	$45,300,953	$238,660,828
Reinvestment of distributions	—	—	—	197,021	—	70,208
Shares redeemed	—	—	(4,370,804)	(2,171,939)	(20,736,261)	(20,090,005)

Net increase	$—	$1,020	$120,346,061	$179,849,352	$24,564,692	$218,641,031

	Class ADV	Class I	Class S	Class S2
	April 28,	April 28,	April 28,	April 28,
	2008(1) to	2008(1) to	2008(1) to	2008(1) to
	June 30,	June 30,	June 30,	June 30,
	2008	2008	2008	2008

Goldman Sachs Commodity Strategy (Number of Shares)
Shares sold	301	34,529,611	301	301
Shares redeemed	—	(4,978,028)	—	—

Net increase in shares outstanding	301	29,551,583	301	301

Goldman Sachs Commodity Strategy($)
Shares sold	$3,010	$345,978,084	$3,010	$3,010
Shares redeemed	—	(54,374,393)	—	—

Net increase	$3,010	$291,603,691	$3,010	$3,010

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Lord Abbett Affiliated (Number of Shares)
Shares sold	—	1	147,576	12,321,655
Reinvestment of distributions	—	—	—	67,382
Shares redeemed	—	—	(787,814)	(8,335,079)

Net increase (decrease) in shares outstanding	—	1	(640,238)	4,053,958

Lord Abbett Affiliated($)
Shares sold	$—	$10	$1,740,391	$153,653,480
Reinvestment of distributions	—	—	—	873,948
Shares redeemed	—	—	(9,207,699)	(107,714,597)

Net increase (decrease)	$—	$10	$(7,467,308)	$46,812,831

(1)	Commencement of operations

87

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Lord Abbett Affiliated (Number of Shares)
Shares sold	42,574	198,553	2,513	13,747
Reinvestment of distributions	—	451,361	—	11,199
Shares redeemed	(1,373,492)	(3,352,524)	(19,151)	(45,419)

Net decrease in shares outstanding	(1,330,918)	(2,702,610)	(16,638)	(20,473)

Lord Abbett Affiliated($)
Shares sold	$491,815	$2,564,376	$27,200	$175,322
Reinvestment of distributions	—	5,858,662	—	144,688
Shares redeemed	(16,095,992)	(43,290,451)	(225,997)	(587,264)

Net decrease	$(15,604,177)	$(34,867,413)	$(198,797)	$(267,254)

	Class ADV	Class I	Class S	Class S2
	April 28,	April 28,	April 28,	April 28,
	2008(1) to	2008(1) to	2008(1) to	2008(1) to
	June 30,	June 30,	June 30,	June 30,
	2008	2008	2008	2008

Multi-Manager International Small Cap (Number of Shares)
Shares sold	301	16,462,132	171,797	301
Shares redeemed	—	(121,508)	(37,282)	—

Net increase in shares outstanding	301	16,340,624	134,515	301

Multi-Manager International Small Cap($)
Shares sold	$3,010	$165,656,158	$1,724,533	$3,010
Shares redeemed	—	(1,187,780)	(358,320)	—

Net increase	$3,010	$164,468,378	$1,366,213	$3,010

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

T. Rowe Price Capital Appreciation (Number of Shares)
Shares sold	275,193	1,647,271	1,550,579	3,452,163
Reinvestment of distributions	—	470,445	—	560,828
Shares redeemed	(702,009)	(2,204,295)	(382,623)	(615,835)

Net increase (decrease) in shares outstanding	(426,816)	(86,579)	1,167,956	3,397,156

T. Rowe Price Capital Appreciation($)
Shares sold	$6,550,452	$43,317,291	$37,329,153	$87,283,638
Reinvestment of distributions	—	11,779,951	—	14,357,185
Shares redeemed	(16,711,597)	(54,135,566)	(9,261,030)	(15,939,316)

Net increase (decrease)	$(10,161,145)	$961,676	$28,068,123	$85,701,507

(1)	Commencement of operations

88

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

T. Rowe Price Capital Appreciation (Number of Shares)
Shares sold	7,378,962	13,593,397	30,913	238,088
Reinvestment of distributions	—	13,540,868	—	533,814
Shares redeemed	(7,001,975)	(6,045,562)	(312,071)	(505,131)

Net increase (decrease) in shares outstanding	376,987	21,088,703	(281,158)	266,771

T. Rowe Price Capital Appreciation($)
Shares sold	$179,600,410	$349,712,739	$749,597	$6,119,570
Reinvestment of distributions	—	346,510,810	—	13,585,556
Shares redeemed	(167,784,240)	(157,124,994)	(7,474,966)	(13,046,353)

Net increase (decrease)	$11,816,170	$539,098,555	$(6,725,369)	$6,658,773

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

T. Rowe Price Equity Income (Number of Shares)
Shares sold	148,059	369,260	6,866,915	7,139,081
Reinvestment of distributions	—	92,887	—	313,361
Shares redeemed	(266,223)	(886,085)	(466,633)	(585,999)

Net increase (decrease) in shares outstanding	(118,164)	(423,938)	6,400,282	6,866,443

T. Rowe Price Equity Income($)
Shares sold	$2,095,997	$5,751,283	$97,891,866	$113,289,796
Reinvestment of distributions	—	1,475,045	—	5,048,245
Shares redeemed	(3,683,010)	(13,610,212)	(6,731,368)	(9,196,731)

Net increase (decrease)	$(1,587,013)	$(6,383,884)	$91,160,498	$109,141,310

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

T. Rowe Price Equity Income (Number of Shares)
Shares sold	3,004,241	4,910,892	228,490	752,858
Reinvestment of distributions	—	3,837,701	—	206,581
Shares redeemed	(5,271,365)	(10,766,710)	(323,522)	(382,284)

Net increase (decrease) in shares outstanding	(2,267,124)	(2,018,117)	(95,032)	577,155

T. Rowe Price Equity Income($)
Shares sold	$42,815,376	$77,666,953	$3,244,490	$11,890,271
Reinvestment of distributions	—	61,748,613	—	3,303,226
Shares redeemed	(75,220,709)	(168,790,632)	(4,584,857)	(5,992,935)

Net increase (decrease)	$(32,405,333)	$(29,375,066)	$(1,340,367)	$9,200,562

89

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (continued)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Templeton Global Growth (Number of Shares)
Shares sold	—	2	9,416,166	12,469,085
Reinvestment of distributions	—	—	—	56,455
Shares redeemed	—	—	(393,328)	(185,398)

Net increase in shares outstanding	—	2	9,022,838	12,340,142

Templeton Global Growth($)
Shares sold	$—	$29	$123,986,540	$183,865,529
Reinvestment of distributions	—	—	—	856,986
Shares redeemed	—	—	(5,271,767)	(2,691,800)

Net increase	$—	$29	$118,714,773	$182,030,715

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Templeton Global Growth (Number of Shares)
Shares sold	627,477	2,492,579	11,852	50,020
Reinvestment of distributions	—	1,028,555	—	17,514
Shares redeemed	(2,475,604)	(4,136,169)	(101,217)	(85,113)

Net decrease in shares outstanding	(1,848,127)	(615,035)	(89,365)	(17,579)

Templeton Global Growth($)
Shares sold	$8,436,959	$37,157,931	$155,541	$735,495
Reinvestment of distributions	—	15,644,316	—	264,637
Shares redeemed	(32,870,619)	(60,601,696)	(1,325,186)	(1,240,141)

Net decrease	$(24,433,660)	$(7,799,449)	$(1,169,645)	$(240,009)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Van Kampen Capital Growth (Number of Shares)
Shares sold	570	1	81,220	1,778
Proceeds from shares issued in merger	559	—	27,870,319	—
Reinvestment of distributions	—	—	—	87,481
Shares redeemed	(577)	—	(1,126,730)	(666,877)

Net increase (decrease) in shares outstanding	552	1	26,824,809	(577,618)

Van Kampen Capital Growth($)
Shares sold	$7,685	$10	$1,056,655	$22,554
Proceeds from shares issued in merger	7,387	—	372,091,904	—
Reinvestment of distributions	—	—	—	1,121,509
Shares redeemed	(7,727)	—	(15,065,135)	(8,622,256)

Net increase (decrease)	$7,345	$10	$358,083,424	$(7,478,193)

90

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Van Kampen Capital Growth (Number of Shares)
Shares sold	1,782,552	337,140	14,668	43,200
Proceeds from shares issued in merger	11,493,230	—	—	—
Reinvestment of distributions	—	151,499	—	36,880
Shares redeemed	(609,322)	(1,317,343)	(1,058,153)	(168,881)

Net increase (decrease) in shares outstanding	12,666,460	(828,704)	(1,043,485)	(88,801)

Van Kampen Capital Growth($)
Shares sold	$23,711,089	$4,160,084	$182,510	$573,274
Proceeds from shares issued in merger	152,200,116	—	—	—
Reinvestment of distributions	—	1,930,101	—	467,271
Shares redeemed	(7,777,060)	(16,998,018)	(13,873,129)	(2,184,631)

Net increase (decrease)	$168,134,145	$(10,907,833)	$(13,690,619)	$(1,144,086)

	Class ADV		Class S		Class S2
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007	2008	2007

Van Kampen Global Franchise (Number of Shares)
Shares sold	—	2	1,376,026	4,124,923	45,181	87,186
Reinvestment of distributions	—	—	—	619,886	—	152,306
Shares redeemed	—	—	(1,598,694)	(3,890,805)	(296,730)	(397,822)

Net increase (decrease) in shares outstanding	—	2	(222,668)	854,004	(251,549)	(158,330)

Van Kampen Global Franchise($)
Shares sold	$—	$33	$21,959,902	$69,919,486	$676,210	$1,442,031
Reinvestment of distributions	—	—	—	10,482,273	—	2,561,781
Shares redeemed	—	—	(25,386,738)	(65,119,957)	(4,653,508)	(6,621,913)

Net increase (decrease)	$—	$33	$(3,426,836)	$15,281,802	$(3,977,298)	$(2,618,101)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Van Kampen Growth and Income (Number of Shares)
Shares sold	11,802	54,757	288,901	85,124
Reinvestment of distributions	—	19,361	—	39,406
Shares redeemed	(106,181)	(175,897)	(82,254)	(75,696)

Net increase (decrease) in shares outstanding	(94,379)	(101,779)	206,647	48,834

Van Kampen Growth and Income($)
Shares sold	$290,953	$1,558,142	$7,594,693	$2,414,795
Reinvestment of distributions	—	543,671	—	1,120,694
Shares redeemed	(2,532,469)	(5,000,647)	(2,044,823)	(2,153,318)

Net increase (decrease)	$(2,241,516)	$(2,898,834)	$5,549,870	$1,382,171

91

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Van Kampen Growth and Income (Number of Shares)
Shares sold	589,120	1,388,552	33,368	80,296
Reinvestment of distributions	—	2,604,929	—	219,176
Shares redeemed	(3,437,195)	(6,581,019)	(218,912)	(275,815)

Net increase (decrease) in shares outstanding	(2,848,075)	(2,587,538)	(185,544)	23,657

Van Kampen Growth and Income($)
Shares sold	$14,772,374	$39,523,843	$808,154	$2,252,670
Reinvestment of distributions	—	74,214,439	—	6,213,734
Shares redeemed	(86,381,449)	(184,811,564)	(5,443,471)	(7,769,202)

Net increase (decrease)	$(71,609,075)	$(71,073,282)	$(4,635,317)	$697,202

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Van Kampen Real Estate (Number of Shares)
Shares sold	29,213	25,964	16,130,954	6,883,680
Reinvestment of distributions	—	2,852	—	839,687
Shares redeemed	(7,299)	(12,771)	(3,514,465)	(1,635,085)

Net increase in shares outstanding	21,914	16,045	12,616,489	6,088,282

Van Kampen Real Estate($)
Shares sold	$871,511	$947,818	$488,541,483	$227,294,407
Reinvestment of distributions	—	95,745	—	28,633,333
Shares redeemed	(206,776)	(436,353)	(108,311,896)	(62,982,961)

Net increase	$664,735	$607,210	$380,229,587	$192,944,779

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Van Kampen Real Estate (Number of Shares)
Shares sold	1,238,705	2,909,883	11,494	74,775
Reinvestment of distributions	—	3,005,583	—	126,240
Shares redeemed	(3,296,589)	(9,593,179)	(114,084)	(178,002)

Net increase (decrease) in shares outstanding	(2,057,884)	(3,677,713)	(102,590)	23,013

Van Kampen Real Estate($)
Shares sold	$37,353,229	$105,220,279	$345,542	$2,459,468
Reinvestment of distributions	—	102,129,722	—	4,273,222
Shares redeemed	(94,212,165)	(337,539,856)	(3,214,208)	(6,151,593)

Net increase (decrease)	$(56,858,936)	$(130,189,855)	$(2,868,666)	$581,097

92

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (continued)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008(1)	2007

Wells Fargo Disciplined Value (Number of Shares)
Shares sold	455	3,186	—	3,186
Reinvestment of distributions	—	34	—	34
Shares redeemed	(115)	(715)	(62)	(715)

Net increase (decrease) in shares outstanding	340	2,505	(62)	2,505

Wells Fargo Disciplined Value($)
Shares sold	$7,312	$57,926	$—	$57,926
Reinvestment of distributions	—	637	—	637
Shares redeemed	(1,848)	(12,888)	(1,030)	(12,888)

Net increase (decrease)	$5,464	$45,675	$(1,030)	$45,675

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Wells Fargo Disciplined Value (Number of Shares)
Shares sold	31,934	388,979	53	7,023
Reinvestment of distributions	—	142,503	—	2,337
Shares redeemed	(1,633,045)	(3,714,938)	(16,409)	(31,966)

Net decrease in shares outstanding	(1,601,111)	(3,183,456)	(16,356)	(22,606)

Wells Fargo Disciplined Value($)
Shares sold	$535,815	$7,071,695	$847	$125,373
Reinvestment of distributions	—	2,664,803	—	43,496
Shares redeemed	(26,500,648)	(67,455,048)	(262,188)	(573,238)

Net decrease	$(25,964,833)	$(57,718,550)	$(261,341)	$(404,369)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Wells Fargo Small Cap Disciplined (Number of Shares)
Shares sold	7,169	27,973	3,270,282	4,710,753
Shares redeemed	(3,999)	(31,709)	(5,927,075)	(1,225,735)

Net increase (decrease) in shares outstanding	3,170	(3,736)	(2,656,793)	3,485,018

Wells Fargo Small Cap Disciplined($)
Shares sold	$72,309	$326,093	$32,683,388	$54,527,051
Shares redeemed	(40,345)	(367,729)	(58,877,861)	(14,285,244)

Net increase (decrease)	$31,964	$(41,636)	$(26,194,473)	$40,241,807

(1)	Class I fully redeemed on March 31, 2008.

93

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Wells Fargo Small Cap Disciplined (Number of Shares)
Shares sold	85,486	1,030,073	46	9,518
Shares redeemed	(565,862)	(2,743,538)	(6,333)	(66,277)

Net decrease in shares outstanding	(480,376)	(1,713,465)	(6,287)	(56,759)

Wells Fargo Small Cap Disciplined($)
Shares sold	$848,410	$11,850,381	$446	$110,513
Shares redeemed	(5,624,648)	(31,723,406)	(62,693)	(748,607)

Net decrease	$(4,776,238)	$(19,873,025)	$(62,247)	$(638,094)

NOTE 11 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

		Principal/	Initial			Percent
		Shares/	Acquisition			of Net
Portfolio	Security	# Contracts	Date	Cost	Value	Assets

Franklin Mutual Shares	Cerberus FIM Investors I Auto Finance LLC	463,721	07/26/07	$451,066	$241,465	0.1%
	Cerberus FIM Investors II Auto Finance LLC	463,721	07/26/07	451,066	241,465	0.1
	Cerberus FIM Investors III Auto Finance LLC	231,860	07/26/07	225,533	120,732	0.0
	Cerberus FIM Investors I Auto Finance LLC, 12.000%, due 07/31/14	407,000	07/26/07	395,362	211,929	0.0
	Cerberus FIM Investors II Auto Finance LLC, 12.000%, due 07/31/14	407,000	07/26/07	395,362	211,929	0.0
	Cerberus FIM Investors III Auto Finance LLC, 12.000%, due 07/31/14	203,500	07/26/07	197,681	105,965	0.0
	Dana Corp.	904	12/27/07	90,400	84,449	0.0
	Guaranty Financial Group, Inc.	21,944	05/01/07	580,604	117,839	0.0
	Kindred Healthcare, Inc.	3,241	08/17/07	61,456	93,211	0.0
	Pontus I, LLC, 5.230%, due 07/24/09	343,747	01/22/08	343,747	301,424	0.1
	Pontus I, LLC, 6.470%, due 07/24/09	399,583	01/22/08	399,583	343,628	0.1
	Calpine Corp., 5.580%, due 07/24/09	273,515	02/25/08	273,515	329,722	0.1
	Washington Mutual, Inc.	3	04/08/08	300,000	152,126	0.0
	Call Option OTC Kindred Healthcare, Inc. Strike @ 19.87-Exp 01/01/12	3	08/17/07	—	41	0.0
	Call Option OTC Kindred Healthcare, Inc. Strike @ 6.94-Exp 01/01/13	3	08/17/07	36	68	0.0
	Call Option OTC Kindred Healthcare, Inc. Strike @ 19.87-Exp 01/01/14	3	08/17/07	—	41	0.0
	Call Option OTC Kindred Healthcare, Inc. Strike @ 21.33-Exp 01/10/15	2	08/17/07	—	26	0.0
	Call Option OTC Kindred Healthcare Inc. Strike @ 22.08 (USD)-Exp 01/10/16	1	08/17/07	—	17	0.0
	Call Option OTC Kindred Healthcare Inc. Strike @ 19.40 (USD)-Exp 01/10/17	1	08/17/07	—	19	0.0
	Call Option OTC Kindred Healthcare, Inc. Strike @ 18.15-Exp 07/17/11	11	08/17/07	9	160	0.0

				$4,165,420	$2,556,256	0.5%

94

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 11 — ILLIQUID SECURITIES (continued)

		Principal/	Initial			Percent
		Shares/	Acquisition			of Net
Portfolio	Security	# Contracts	Date	Cost	Value	Assets

Multi-Manager International Small Cap	OGX Petroleo e Gas Participacoes SA	331	06/12/08	$228,869	$261,602	0.2%
	Pacific Basin Shipping Ltd.	456,000	05/8/08	799,949	652,479	0.4

				$1,028,818	$914,081	0.6%

T. Rowe Price Capital Appreciation	Cedar Fair LP, 4.483%, due 08/30/12	2,237,292	02/27/08	$2,104,158	$2,126,049	0.1%
	CSC Holdings, Inc., 4.225%, due 05/02/14	2,737,292	06/25/08	2,522,969	2,606,707	0.1
	Energy Futures Holdings Corp., 6.361%, due 10/10/14	80,865	06/17/08	73,954	75,002	0.0
	General Growth Properties, Inc., 3.980%, due 04/15/27	6,775,000	01/10/08	5,315,077	5,343,781	0.2
	Georgia-Pacific Corp., 4.556%, due 12/20/12	340,136	02/15/08	313,810	321,694	0.0
	Host Hotels & Resorts L.P., 2.625%, due 04/15/27	3,705,000	06/25/08	3,045,649	3,014,944	0.1
	Kilroy Realty L.P., 3.250%, due 04/15/12	1,350,000	01/21/08	1,133,083	1,108,688	0.0
	Merrill Lynch & Co., Inc.	152	01/30/08	15,200,000	9,880,175	0.3
	MGM Mirage, Inc., 3.850%, due 10/03/11	360,000	06/27/08	323,723	327,000	0.0
	National City Corp.	55	04/29/08	5,500,000	4,722,300	0.1
	Newmont Mining Corp., 1.250%, due 07/15/14	2,741,000	07/12/07	2,741,000	3,559,874	0.1
	Newmont Mining Corp., 1.625%, due 07/15/17	1,227,000	07/12/07	1,227,000	1,585,898	0.0

				$39,500,423	$34,672,112	1.0%

T. Rowe Price Equity Income	Merrill Lynch & Co., Inc.	60	01/30/08	$6,000,000	$3,900,069	0.3%
	National City Corp.	26	04/29/08	2,600,000	2,232,360	0.2%

				$8,600,000	$6,132,429	0.5%

NOTE 12 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon Corporation (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2008, the Portfolios had securities on loan with the following market values:

	Value of
	Securities	Value of
Portfolio	Loaned	Collateral

AllianceBernstein Mid Cap Growth	$93,261,135	$97,922,213
BlackRock Large Cap Growth	44,093,308	45,286,585
BlackRock Large Cap Value	24,349,477	25,183,999
Capital Guardian U.S. Equities	103,543,437	108,752,223
FMRSM Diversified Mid Cap	221,306,336	229,147,682
Franklin Income	33,414,037	34,333,542
Lord Abbett Affiliated	43,792,728	45,671,692
T. Rowe Price Capital Appreciation	374,517,014	385,308,080
T. Rowe Price Equity Income	254,734,691	265,305,730
Templeton Global Growth	37,774,475	39,276,915
Van Kampen Capital Growth	143,803,711	147,955,118
Van Kampen Global Franchise	41,812,907	43,675,138
Van Kampen Growth and Income	150,210,826	155,299,159
Van Kampen Real Estate	163,000,624	168,503,828
Wells Fargo Disciplined Value	48,197,131	50,841,129
Wells Fargo Small Cap Disciplined	36,585,704	38,948,824

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified.  Certain Portfolios are each classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets

95

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS (continued)

that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause the Portfolios’ share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as nondiversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration.  Certain Portfolios concentrate (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of their assets will be invested in that particular industry at all times. As a result, a Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities.  Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios investments.

Emerging Markets Risk.  Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

High-Yield, Lower-Grade Debt Securities Risk.  High-yield debt securities (commonly referred to as “junk bonds”) generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market’s perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

NOTE 14 — REORGANIZATIONS

On April 27, 2008, Van Kampen Capital Growth, as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of ING Van Kampen Large Cap Growth Portfolio, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring

96

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 14 — REORGANIZATIONS (continued)

Portfolio are presented in Note 10 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

		Total Net Assets	Total Net Assets		Acquired Portfolio
Acquiring	Acquired	of Acquired	of Acquiring	Acquired Capital Loss	Unrealized	Conversion
Portfolio	Portfolio	Portfolio (000’s)	Portfolio (000’s)	Carryforwards (000’s)	Appreciation (000’s)	Ratio

Van Kampen Capital Growth	ING Van Kampen Large Cap Growth Portfolio	$524,299	$93,274	$—	$33,832	0.78

The net assets of Van Kampen Capital Growth after the acquisition were $617,573,402.

On April 28, 2007, BlackRock Large Cap Growth, as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of ING American Century Select Portfolio, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 10 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

		Total Net Assets	Total Net Assets		Acquired Portfolio
Acquiring	Acquired	of Acquired	of Acquiring	Acquired Capital Loss	Unrealized	Conversion
Portfolio	Portfolio	Portfolio (000’s)	Portfolio (000’s)	Carryforwards (000’s)	Appreciation (000’s)	Ratio

BlackRock Large Cap Growth	ING American Century Select Portfolio	$309,021	$171,136	$14,435	$48,268	0.78

The net assets of BlackRock Large Cap Growth after the acquisition were $480,156,861.

On April 28, 2007, FMRsm Diversified Mid Cap, as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of ING Capital Guardian Small/Mid Cap Portfolio, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 10 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

		Total Net Assets	Total Net Assets		Acquired Portfolio
Acquiring	Acquired	of Acquired	of Acquiring	Acquired Capital Loss	Unrealized	Conversion
Portfolio	Portfolio	Portfolio (000’s)	Portfolio (000’s)	Carryforwards (000’s)	Appreciation (000’s)	Ratio

FMRsm Diversified Mid Cap	ING Capital Guardian Small/Mid Cap Portfolio
Class ADV	Class ADV	$1	$6,636	$—	$—	0.96
Class I	Class I	1	88,317	—	—	0.95
Class S	Class S	433,739	697,221	131,809	81,197	0.96
Class S2	Class S2	9,520	46,682	2,893	1,632	0.96

		$443,261	$838,856	$134,702	$82,829

The net assets of FMRsm Diversified Mid Cap after the acquisition were $1,282,118,050.

NOTE 15 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

97

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 15 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007

	Ordinary	Ordinary	Long-Term
	Income	Income	Capital Gains

AllianceBernstein Mid Cap Growth	$—	$26,592,890	$13,858,944
BlackRock Inflation Protected Bond	4,571,171	6,291,766	—
BlackRock Large Cap Value	—	2,165,989	4,107,060
Capital Guardian U.S. Equities	—	8,723,104	41,882,895
FMRSM Diversified Mid Cap	—	1,595,648	5,209,466
Franklin Income	—	4,369,184	—
Franklin Mutual Shares	—	270,431	—
Lord Abbett Affiliated	—	6,244,017	633,321
T. Rowe Price Capital Appreciation	—	71,779,671	314,453,831
T. Rowe Price Equity Income	—	24,299,640	47,275,489
Templeton Global Growth	—	13,968,680	2,797,328
Van Kampen Capital Growth	—	127,742	3,391,177
Van Kampen Global Franchise	—	—	13,044,118
Van Kampen Growth and Income	—	20,557,867	61,534,671
Van Kampen Real Estate	—	28,689,577	106,442,445
Wells Fargo Disciplined Value	—	2,708,950	—

98

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 15 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2007 were:

		Undistributed		Post-October	Post-October	Post-October
	Undistributed	Long-Term	Unrealized	Capital	Currency	PFIC
	Ordinary	Capital	Appreciation/	Losses	Losses	Losses	Capital Loss	Expiration
	Income	Gains	(Depreciation)	Deferred	Deferred	Deferred	Carryforwards	Dates

AllianceBernstein Mid Cap Growth	$35,943,471	$40,413,954	$(31,495,356)	$—	$—	$—	$—	—
BlackRock Inflation Protected Bond	2,406,900	920,744	4,443,761	—	(218,561)	—	—	—
BlackRock Large Cap Growth	14,067,233	26,627,166	11,860,537	—	—	—	—	—
BlackRock Large Cap Value	1,088,555	8,955,806	8,190,835	—	—	—	—	—
Capital Guardian U.S. Equities	7,542,132	66,770,356	26,376,327	—	—	—	—	—
FMRSM Diversified Mid Cap	6,357,964	88,421,265	84,024,455	—	—	(909,924)	(6,910,232)	2008
							(15,139,993)	2009
							(39,330,800)	2010

							$(61,381,025)*

Franklin Income	24,211,751	1,354,742	(13,047,529)	(2,971,160)	(614)	—	—	—
Franklin Mutual Shares	550,090	124,515	(5,800,462)	—	—	(16,087)	—	—
Lord Abbett Affiliated	8,718,568	23,971,517	8,303,775	(557,576)	—	—	—	—
T. Rowe Price Capital Appreciation	118,255,891	266,766,768	147,289,900	—	(39,071)	—	—	—
T. Rowe Price Equity Income	30,804,952	97,756,718	152,033,730	—	—	—	—	—
Templeton Global Growth	8,680,200	24,543,755	51,013,947	—	(13,947)	(115,751)	—	—
Van Kampen Capital Growth	2,472,654	11,527,926	25,334,059	—	(3,233)	—	—	—
Van Kampen Global Franchise	9,372,977	25,241,346	86,886,667	—	—	—	—	—
Van Kampen Growth and Income	24,316,559	56,125,275	141,731,829	—	—	—	—	—
Van Kampen Real Estate	39,024,621	187,986,448	6,253,290	—	(12,850)	—	—	—
Wells Fargo Disciplined Value	3,120,982	—	(7,370,350)	—	—	—	(48,554,811)	2010
Wells Fargo Small Cap Disciplined	9,310,973	10,449,347	(17,445,448)	—	—	—	—	—

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. Upon adoption of FIN 48 on June 29, 2007, management

99

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 17 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, DSL, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, DSL and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

DSL has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. DSL further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

DSL reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSL advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or

100

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 17 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS (continued)

self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. DSL reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 18 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2008, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

AllianceBernstein Mid Cap Growth
Class ADV	$—	$1.3724	$1.5431	July 17, 2008	July 14, 2008
Class I	$—	$1.3724	$1.5431	July 17, 2008	July 14, 2008
Class S	$—	$1.3724	$1.5431	July 17, 2008	July 14, 2008
Class S2	$—	$1.3724	$1.5431	July 17, 2008	July 14, 2008

BlackRock Inflation Protected Bond
Class ADV	$0.0176	$—	$—	July 3, 2008	June 30, 2008
Class I	$0.0181	$—	$—	July 3, 2008	June 30, 2008
Class S	$0.0060	$—	$—	July 3, 2008	June 30, 2008
Class ADV	$—	$0.1104	$0.0576	July 17, 2008	July 14, 2008
Class I	$—	$0.1104	$0.0576	July 17, 2008	July 14, 2008
Class S	$—	$0.1104	$0.0576	July 17, 2008	July 14, 2008
Class ADV	$0.1229	$—	$—	August 5, 2008	July 31, 2008
Class I	$0.1292	$—	$—	August 5, 2008	July 31, 2008
Class S	$0.1260	$—	$—	August 5, 2008	July 31, 2008

BlackRock Large Cap Growth
Class ADV	$—	$0.4014	$0.7813	July 17, 2008	July 14, 2008
Class I	$0.0204	$0.4014	$0.7813	July 17, 2008	July 14, 2008
Class S	$—	$0.4014	$0.7813	July 17, 2008	July 14, 2008
Class S2	$—	$0.4014	$0.7813	July 17, 2008	July 14, 2008

101

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 18 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

BlackRock Large Cap Value
Class ADV	$—	$—	$0.5873	July 17, 2008	July 14, 2008
Class I	$0.0847	$—	$0.5873	July 17, 2008	July 14, 2008
Class S	$0.0372	$—	$0.5873	July 17, 2008	July 14, 2008
Class S2	$0.0181	$—	$0.5873	July 17, 2008	July 14, 2008

Capital Guardian U.S. Equities
Class S	$0.0972	$0.1033	$1.7690	July 17, 2008	July 14, 2008
Class S2	$0.0740	$0.1033	$1.7690	July 17, 2008	July 14, 2008

FMRSM Diversified Mid Cap
Class ADV	$—	$0.0275	$0.9272	July 17, 2008	July 14, 2008
Class I	$0.0678	$0.0275	$0.9272	July 17, 2008	July 14, 2008
Class S	$0.0346	$0.0275	$0.9272	July 17, 2008	July 14, 2008
Class S2	$0.0131	$0.0275	$0.9272	July 17, 2008	July 14, 2008

Franklin Income
Class ADV	$0.2394	$0.0554	$0.0206	July 17, 2008	July 14, 2008
Class I	$0.3237	$0.0554	$0.0206	July 17, 2008	July 14, 2008
Class S	$0.3044	$0.0554	$0.0206	July 17, 2008	July 14, 2008
Class S2	$0.2932	$0.0554	$0.0206	July 17, 2008	July 14, 2008

Franklin Mutual Shares
Class ADV	$—	$0.0081	$0.0023	July 17, 2008	July 14, 2008
Class I	$0.0030	$0.0081	$0.0023	July 17, 2008	July 14, 2008
Class S	$—	$0.0081	$0.0023	July 17, 2008	July 14, 2008

Lord Abbett Affiliated
Class ADV	$0.0711	$0.3084	$1.2142	July 17, 2008	July 14, 2008
Class I	$0.1628	$0.3084	$1.2142	July 17, 2008	July 14, 2008
Class S	$0.1197	$0.3084	$1.2142	July 17, 2008	July 14, 2008
Class S2	$0.1044	$0.3084	$1.2142	July 17, 2008	July 14, 2008

T. Rowe Price Capital Appreciation
Class ADV	$0.3271	$0.2950	$1.8468	July 17, 2008	July 14, 2008
Class I	$0.5833	$0.2950	$1.8468	July 17, 2008	July 14, 2008
Class S	$0.5245	$0.2950	$1.8468	July 17, 2008	July 14, 2008
Class S2	$0.4731	$0.2950	$1.8468	July 17, 2008	July 14, 2008

T. Rowe Price Equity Income
Class ADV	$0.1638	$0.0631	$1.0071	July 17, 2008	July 14, 2008
Class I	$0.2916	$0.0631	$1.0071	July 17, 2008	July 14, 2008
Class S	$0.2500	$0.0631	$1.0071	July 17, 2008	July 14, 2008
Class S2	$0.2306	$0.0631	$1.0071	July 17, 2008	July 14, 2008

Templeton Global Growth
Class ADV	$0.0547	$0.0294	$0.4668	July 17, 2008	July 14, 2008
Class I	$0.1597	$0.0294	$0.4668	July 17, 2008	July 14, 2008
Class S	$0.1195	$0.0294	$0.4668	July 17, 2008	July 14, 2008
Class S2	$0.0880	$0.0294	$0.4668	July 17, 2008	July 14, 2008

Van Kampen Capital Growth
Class ADV	$0.0108	$0.0479	$0.2597	July 17, 2008	July 14, 2008
Class I	$0.0108	$0.0479	$0.2597	July 17, 2008	July 14, 2008
Class S	$0.0032	$0.0479	$0.2597	July 17, 2008	July 14, 2008
Class S2	$—	$0.0479	$0.2597	July 17, 2008	July 14, 2008

102

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 18 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

Van Kampen Global Franchise
Class ADV	$0.2151	$0.1008	$1.0193	July 17, 2008	July 14, 2008
Class I	$0.3268	$0.1008	$1.0193	July 17, 2008	July 14, 2008
Class S	$0.2837	$0.1008	$1.0193	July 17, 2008	July 14, 2008
Class S2	$0.2548	$0.1008	$1.0193	July 17, 2008	July 14, 2008

Van Kampen Growth and Income
Class ADV	$0.1259	$0.2730	$1.7310	July 17, 2008	July 14, 2008
Class I	$0.5615	$0.2730	$1.7310	July 17, 2008	July 14, 2008
Class S	$0.4798	$0.2730	$1.7310	July 17, 2008	July 14, 2008
Class S2	$0.4405	$0.2730	$1.7310	July 17, 2008	July 14, 2008

Van Kampen Real Estate
Class ADV	$0.3260	$0.4861	$4.0895	July 17, 2008	July 14, 2008
Class I	$0.4157	$0.4861	$4.0895	July 17, 2008	July 14, 2008
Class S	$0.3044	$0.4861	$4.0895	July 17, 2008	July 14, 2008
Class S2	$0.2583	$0.4861	$4.0895	July 17, 2008	July 14, 2008

Wells Fargo Disciplined Value
Class ADV	$0.2572	$—	$—	July 17, 2008	July 14, 2008
Class S	$0.2737	$—	$—	July 17, 2008	July 14, 2008
Class S2	$0.2505	$—	$—	July 17, 2008	July 14, 2008

Wells Fargo Small Cap Disciplined
Class ADV	$0.0454	$0.5524	$0.7509	July 17, 2008	July 14, 2008
Class I	$0.1272	$0.5524	$0.7509	July 17, 2008	July 14, 2008
Class S	$0.0844	$0.5524	$0.7509	July 17, 2008	July 14, 2008
Class S2	$0.0712	$0.5524	$0.7509	July 17, 2008	July 14, 2008

103

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.7%

		Airlines: 3.3%
1,267,220	@,L	Continental Airlines, Inc.	$12,811,594

			12,811,594

		Apparel: 2.5%
149,600		Polo Ralph Lauren Corp.	9,391,888

			9,391,888

		Biotechnology: 6.4%
176,500	@,L	Alnylam Pharmaceuticals, Inc.	4,717,845
728,473	L	Applera Corp. — Celera Genomics Group	8,275,453
1,152,450	@,@@	Compugen Ltd.	2,466,243
50,300	@,L	Illumina, Inc.	4,381,633
102,930	@,L	Myriad Genetics, Inc.	4,685,374

			24,526,548

		Commercial Services: 4.0%
111,000	@,@@, L	New Oriental Education & Technology Group ADR	6,484,620
130,400	@,L	Quanta Services, Inc.	4,338,408
168,301	@,L	Vistaprint Ltd.	4,503,735

			15,326,763

		Computers: 5.7%
695,431	@	NetApp, Inc.	15,063,035
358,100	@,L	Sandisk Corp.	6,696,470

			21,759,505

		Diversified Financial Services: 10.4%
241,438	@,L	Interactive Brokers Group, Inc.	7,757,403
279,900	L	Janus Capital Group, Inc.	7,408,953
452,760	@,L	Nasdaq Stock Market, Inc.	12,020,778
701,530	@,L	TD Ameritrade Holding Corp.	12,690,678

			39,877,812

		Electric: 1.9%
450,700		Dynegy, Inc. — Class A	3,853,485
70,430		ITC Holdings Corp.	3,599,677

			7,453,162

		Electronics: 2.9%
6,200	@	Dolby Laboratories, Inc.	249,860
69,420	@,L	Itron, Inc.	6,827,457
115,200	@	Trimble Navigation Ltd.	4,112,640

			11,189,957

		Energy — Alternate Sources: 0.5%
7,700	@	First Solar, Inc.	2,100,714

			2,100,714

		Engineering & Construction: 2.7%
106,650	@	Shaw Group, Inc.	6,589,904
90,800	@	URS Corp.	3,810,876

			10,400,780

		Hand/Machine Tools: 2.4%
261,735	L	Baldor Electric Co.	9,155,490

			9,155,490

		Healthcare — Products: 8.0%
402,510	@,L	Cepheid, Inc.	11,318,581
1,436,415	@,L	Cerus Corp.	5,874,937
617,990	@,@@,	Given Imaging Ltd.	9,109,173
	L
212,980	@,@@,	Qiagen NV	4,287,287

	L		30,589,978

		Home Builders: 2.5%
881,800	L	D.R. Horton, Inc.	9,567,530

			9,567,530

		Internet: 7.1%
160,720	@@,L	Ctrip.com International Ltd. ADR	7,357,762
68,300	@,L	Equinix, Inc.	6,093,726
2,977,552	@	Move, Inc.	6,937,696
255,010	@,@@	Shanda Interactive Entertainment Ltd. ADR	6,923,522

			27,312,706

		Lodging: 3.8%
316,095		Wyndham Worldwide Corp.	5,661,261
107,640	@,L	Wynn Resorts Ltd.	8,756,514

			14,417,775

		Retail: 5.1%
94,200		Abercrombie & Fitch Co.	5,904,456
513,700	@,L	Saks, Inc.	5,640,426
191,400		Tiffany & Co.	7,799,550

			19,344,432

		Semiconductors: 12.5%
1,613,148	@	Advanced Micro Devices, Inc.	9,404,653
199,795	@,L	International Rectifier Corp.	3,836,064
390,878	@	Lam Research Corp.	14,130,240
217,010	@,L	Netlogic Microsystems, Inc.	7,204,732
210,000	@	Nvidia Corp.	3,931,200
256,898	@	Silicon Laboratories, Inc.	9,271,449

			47,778,338

		Software: 8.3%
186,870	@	Activision, Inc.	6,366,661
430,900	@	Nuance Communications, Inc.	6,752,203
448,345	@,L	Red Hat, Inc.	9,276,258
134,816	@	Salesforce.com, Inc.	9,198,496

			31,593,618

See Accompanying Notes to Financial Statements

104

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Telecommunications: 9.7%
236,300	@,L	Ciena Corp.	$5,475,071
1,312,531	@,L	JDS Uniphase Corp.	14,910,351
759,402	@	Juniper Networks, Inc.	16,843,536

			37,228,958

		Total Common Stock (Cost $437,813,040)	381,827,548

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 25.7%

		U.S. Government Agency Obligations: 0.1%
$449,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$448,978

		Total U.S. Government Agency Obligations (Cost $448,978)	448,978

		Securities Lending CollateralCC: 25.6%
97,922,213		Bank of New York Mellon Corp. Institutional Cash Reserves	97,922,213

		Total Securities Lending Collateral (Cost $97,922,213)	97,922,213

		Total Short-Term Investments (Cost $98,371,191)	98,371,191

	Total Investments in Securities
	(Cost $536,184,231)*	125.4%	$480,198,739
	Other Assets and Liabilities - Net	(25.4)	(97,197,357)

	Net Assets	100.0%	$383,001,382

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $576,630,167.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$22,526,950
Gross Unrealized Depreciation	(118,958,378)

Net Unrealized Depreciation	$(96,431,428)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$479,749,761	$—
Level 2 — Other Significant Observable Inputs	448,978	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$480,198,739	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

105

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2008 (Unaudited)

Investment Type Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Principal
Amount			Value

CORPORATE BONDS/NOTES: 2.9%

		Diversified Financial Services: 2.6%
$590,000		Bear Stearns Cos., Inc., 5.740%, due 03/10/14	$538,753
890,000		General Electric Capital Corp., 5.625%, due 05/01/18	862,277
520,000		JPMorgan Chase & Co., 5.670%, due 06/28/09	539,449
1,475,000		Lehman Brothers Holdings, Inc., 5.625%, due 01/24/13	1,397,467
205,000		SLM Corp., 5.090%, due 10/08/08	204,854
160,000		SLM Corp., 5.310%, due 06/01/09	158,078
800,000		SLM Corp., 6.060%, due 01/31/14	644,744

			4,345,622

		Multi-National: 0.3%
445,000	@@	International Bank for Reconstruction & Development, 5.510%, due 12/10/13	453,451

			453,451

		Total Corporate Bonds/Notes (Cost $4,896,200)	4,799,073

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.5%

		Federal National Mortgage Association: 10.5%
17,800,000	W	5.500%, due 07/15/34	17,546,902

		Total U.S. Government Agency Obligations (Cost $17,497,227)	17,546,902

U.S. TREASURY OBLIGATIONS: 52.0%

		U.S. Treasury Bonds: 0.2%
280,000	S	4.625%, due 11/15/16	295,422

			295,422

		Treasury Inflation Indexed Protected SecuritiesIP: 51.8%
1,997,147		0.625%, due 04/15/13	1,989,814
3,067,362	S	0.875%, due 04/15/10	3,121,283
4,500,200		1.625%, due 01/15/15	4,648,918
10,054,341		1.625%, due 01/15/18	10,216,940
6,398,683		1.750%, due 01/15/28	6,089,749
2,064,432	S	1.875%, due 07/15/13	2,183,139
7,283,716	S	1.875%, due 07/15/15	7,629,124
3,424,733		2.000%, due 04/15/12	3,614,165
63,944		2.000%, due 01/15/14	67,906
2,273,622		2.000%, due 07/15/14	2,415,191
1,823,760		2.000%, due 01/15/26	1,808,799
4,437,430		2.375%, due 04/15/11	4,703,330
4,154,475		2.375%, due 01/15/17	4,498,195
12,325,423	S	2.375%, due 01/15/25	12,930,145
3,195,750	S	2.375%, due 01/15/27	3,351,294
179,219		3.000%, due 07/15/12	196,874
4,647,437	S	3.375%, due 04/15/32	5,849,599
5,097,618	S	3.500%, due 01/15/11	5,550,832
2,430,606	S	3.625%, due 04/15/28	3,033,892
672,981		3.875%, due 04/15/29	874,718
1,915,275		4.250%, due 01/15/10	2,054,732

			86,828,639

		Total U.S. Treasury Obligations (Cost $86,168,363)	87,124,061

ASSET-BACKED SECURITIES: 6.9%

		Automobile Asset-Backed Securities: 5.0%
1,222,018	C	Daimler Chrysler Auto Trust, 5.000%, due 05/08/10	1,230,175
1,070,313	C	Ford Credit Auto Owner Trust, 5.050%, due 03/15/10	1,076,752
1,040,532	C	Harley-Davidson Motorcycle Trust, 5.290%, due 01/18/11	1,045,447
1,195,837	C	Honda Auto Receivables Owner Trust, 5.300%, due 07/21/10	1,206,763
1,629,761	C	USAA Auto Owner Trust, 5.040%, due 04/15/10	1,638,785
852,213	C	USAA Auto Owner Trust, 5.320%, due 09/15/10	857,333
1,296,360	C	USAA Auto Owner Trust, 5.360%, due 02/15/11	1,309,702

			8,364,957

		Credit Card Asset-Backed Securities: 1.0%
1,600,000	C	Chase Issuance Trust, 5.120%, due 10/15/14	1,618,677

			1,618,677

		Home Equity Asset-Backed Securities: 0.5%
454,970	C	Citigroup Mortgage Loan Trust, Inc., 2.593%, due 03/25/37	431,704
487,256	C	HSI Asset Securitization Corp. Trust, 2.533%, due 10/25/36	471,608

			903,312

See Accompanying Notes to Financial Statements

106

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Other Asset-Backed Securities: 0.4%
$658,041	C	Countrywide Asset-Backed Certificates, 2.533%, due 07/25/37	$635,091

			635,091

		Total Asset-Backed Securities (Cost $11,450,059)	11,522,037

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.0%
965,000	C	Banc of America Commercial Mortgage, Inc., 4.933%, due 07/10/45	914,107
2,473,158	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.650%, due 07/25/36	2,197,925
868,765	C	Countrywide Asset-Backed Certificates, 2.672%, due 03/20/47	611,270
1,614,790	C	Credit Suisse First Boston Mortgage Securities Corp., 6.505%, due 02/15/34	1,655,781
531,851	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 2.563%, due 04/25/36	500,561
905,000	C	GMAC Commercial Mortgage Securities, Inc., 4.547%, due 12/10/41	879,177
562,565	C	GMAC Commercial Mortgage Securities, Inc., 6.957%, due 09/15/35	581,764
700,000	C	GMAC Commercial Mortgage Securities, Inc., 7.594%, due 08/16/33	731,378
1,321,705	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.044%, due 11/15/35	1,341,364
1,500,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.429%, due 04/15/35	1,540,294
202,625	C	LB-UBS Commercial Mortgage Trust, 5.642%, due 12/15/25	204,575
630,328	C	Prudential Securities Secured Financing Corp., 6.480%, due 11/01/31	631,771
1,232,195	C	Residential Accredit Loans, Inc., 2.633%, due 02/25/47	880,849
775,000	C	Wachovia Bank Commercial Mortgage Trust, 5.928%, due 05/15/43	757,621

		Total Collateralized Mortgage Obligations (Cost $13,770,764)	13,428,437

OTHER BONDS: 17.1%

		Foreign Government Bonds: 17.1%
EUR 4,601,730	@@	Buoni Poliennali Del Tesoro, 0.950%, due 09/15/10	7,079,965
EUR 8,734,558	S	Deutschland Inflation Linked Bond, 1.500%, due 04/15/16	13,228,316
EUR 4,933,245	S	France Government International Bond OAT, 1.800%, due 07/25/40	7,001,947
EUR 713,897	@@	France Government International Bond OAT, 3.150%, due 07/25/32	1,306,041

		Total Other Bonds (Cost $25,994,632)	28,616,269

No. of
Contracts			Value

POSITIONS IN PURCHASED OPTIONS: 0.0%

		Options on Exchange-Traded Futures Contracts: 0.0%
36	@@	Call Option CME
		3-Month Euro Euribor 09/08
		Strike @ $95.00-Exp 09/15/08	$7,794

		Total Positions in Purchased Options (Cost $8,565)	7,794

		Total Long-Term Investments (Cost $159,785,809)	163,044,573

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 9.6%

		U.S. Government Agency Obligations: 9.6%
$16,100,000	Z	Federal National Mortgage Association, 2.150%, due 07/28/08	$16,073,077

		Total Short-Term Investments (Cost $16,073,077)	16,073,077

	Total Investments in Securities
	(Cost $175,858,886)*	107.0%	$179,117,650
	Other Assets and Liabilities - Net	(7.0)	(11,723,112)

	Net Assets	100.0%	$167,394,538

@@	Foreign Issuer
C	Bond may be called prior to maturity date.
ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
EUR	EU Euro

*	Cost for federal income tax purposes is $175,956,656.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,276,899
Gross Unrealized Depreciation	(1,115,905)

Net Unrealized Appreciation	$3,160,994

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

See Accompanying Notes to Financial Statements

107

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio
as of June 30, 2008 (Unaudited) (continued)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$7,794	$(321,361)
Level 2 — Other Significant Observable Inputs	179,109,856	376,189
Level 3 — Significant Unobservable Inputs	—	—

Total	$179,117,650	$54,828

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

At June 30, 2008 the following forward foreign currency contracts were outstanding for the ING Blackrock Inflation Protected Bond Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

EURO EUR 5,980,000	Buy	7/23/08	9,464,115	$9,403,673	$(60,442)
EURO EUR 400,000	Buy	7/23/08	628,393	629,008	615
EURO EUR 239,460	Buy	7/23/08	371,247	376,556	5,309
EURO EUR 160,161	Buy	7/23/08	247,689	251,856	4,167
EURO EUR 482,500	Buy	7/23/08	759,168	758,741	(427)

					$(50,778)

EURO EUR 24,888,139	Sell	7/23/08	39,163,901	39,137,112	$26,789
EURO EUR 335,000	Sell	7/23/08	529,244	526,794	2,450
EURO EUR 250,000	Sell	7/23/08	385,010	393,130	(8,120)

					$21,119

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on June 30, 2008:

		Notional		Unrealized
	Number of	Market	Expiration	Appreciation/
Contract Description	Contracts	Value ($)	Date	(Depreciation)

Long Contracts
90-Day Eurodollar	25	6,029,375	06/15/09	$(37,214)

Short Contracts
90-Day Eurodollar	1	(242,050)	12/15/08	$(634)
90-Day Eurodollar	25	(5,973,438)	06/14/10	47,974
U.S. Treasury 2-Year Note	14	(2,956,844)	09/30/08	(683)
U.S. Treasury 5-Year Note	4	(442,219)	09/30/08	(5,726)
U.S. Treasury 10-Year Note	35	(3,987,266)	09/19/08	(6,082)
U.S. Treasury Long Bond	111	(12,830,906)	09/19/08	(294,308)

				$(259,459)

ING BlackRock Inflation Protected Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2008:

	Termination	Notional	Unrealized
	Date	Amount	Appreciation

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.463% Counterparty: Barclays Bank PLC, London	01/08/18	USD 3,000,000	$40,732

			$40,732

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on June 30, 2008:

	Termination	Notional	Unrealized
	Date	Amount	Appreciation

Receive positive total return on Barclays US Government Inflation Linked All Maturities Total Return Index
Pay a floating rate based on 3-month USD-LIBOR minus 25 bps and, if negative, the absolute value of the total return on the index. Counterparty: Barclays Bank PLC, London	07/31/08	USD 27,500,000	$365,115

			$365,115

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on June 30, 2008:

Options on Exchange-Traded Futures Contracts

Description/Name	Exercise	Expiration	# of	Premium
of Issuer	Price	Date	Contracts	Received	Value

Put Option CBOT US Treasury 10-Year Note Future 09/08	USD 113	08/22/08	20	$23,281	$(17,813)
Call Option CBOT US Treasury 10-Year Note Future 09/08	USD 117	08/22/08	20	16,925	(6,875)

				$40,206	$(24,688)

See Accompanying Notes to Financial Statements

108

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.5%

		Advertising: 1.1%
90,000		Omnicom Group	$4,039,200

			4,039,200

		Aerospace/Defense: 4.8%
47,000		General Dynamics Corp.	3,957,400
42,000		L-3 Communications Holdings, Inc.	3,816,540
58,000		Lockheed Martin Corp.	5,722,280
81,000		Raytheon Co.	4,558,680

			18,054,900

		Apparel: 1.3%
81,000		Nike, Inc.	4,828,410

			4,828,410

		Beverages: 0.8%
113,000		Pepsi Bottling Group, Inc.	3,154,960

			3,154,960

		Biotechnology: 2.1%
69,000	@,L	Biogen Idec, Inc.	3,856,410
98,000	@,L	Invitrogen Corp.	3,847,480

			7,703,890

		Chemicals: 3.0%
58,000		Monsanto Co.	7,333,520
27,000	@	Mosaic Co.	3,906,900

			11,240,420

		Commercial Services: 2.7%
135,000	@@	Accenture Ltd.	5,497,200
14,000		Automatic Data Processing, Inc.	586,600
101,000	@	Hewitt Associates, Inc.	3,871,330

			9,955,130

		Computers: 11.9%
73,000	@	Affiliated Computer Services, Inc.	3,904,770
5,000	@	Apple, Inc.	837,200
224,000		Hewlett-Packard Co.	9,903,040
89,000		International Business Machines Corp.	10,549,170
120,000	@	Lexmark International, Inc.	4,011,600
197,000	L	Seagate Technology, Inc.	3,768,610
324,000	@,L	Sun Microsystems, Inc.	3,525,120
166,000	@	Synopsys, Inc.	3,969,060
119,000	@,L	Western Digital Corp.	4,109,070

			44,577,640

		Electrical Components & Equipment: 0.9%
85,000	L	Hubbell, Inc.	3,388,950

			3,388,950

		Electronics: 1.2%
131,000	@	Agilent Technologies, Inc.	4,655,740

			4,655,740

		Environmental Control: 1.1%
108,000	L	Waste Management, Inc.	4,072,680

			4,072,680

		Healthcare — Products: 5.5%
94,000		Baxter International, Inc.	6,010,360
50,000		CR Bard, Inc.	4,397,500
100,000		Johnson & Johnson	6,434,000
93,000	@,L	Kinetic Concepts, Inc.	3,711,630

			20,553,490

		Healthcare — Services: 1.7%
136,000	@,L	Lincare Holdings, Inc.	3,862,400
23,000		Universal Health Services, Inc.	1,454,060
19,000	@	WellPoint, Inc.	905,540

			6,222,000

		Insurance: 1.4%
54,000	@@	PartnerRe Ltd.	3,733,020
27,000		Transatlantic Holdings, Inc.	1,524,690

			5,257,710

		Internet: 1.1%
205,000	@,L	Symantec Corp.	3,966,750

			3,966,750

		Iron/Steel: 1.4%
19,000		Carpenter Technology Corp.	829,350
58,000		Nucor Corp.	4,330,860

			5,160,210

		Machinery — Diversified: 4.2%
69,000	@,L	AGCO Corp.	3,616,290
69,000		Cummins, Inc.	4,520,880
50,000		Deere & Co.	3,606,500
28,000		Flowserve Corp.	3,827,600

			15,571,270

		Media: 1.1%
130,000		Walt Disney Co.	4,056,000

			4,056,000

		Mining: 1.0%
32,000		Freeport-McMoRan Copper & Gold, Inc.	3,750,080

			3,750,080

See Accompanying Notes to Financial Statements

109

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Miscellaneous Manufacturing: 2.0%
54,000		Brink’s Co.	$3,532,680
81,000		Dover Corp.	3,917,970

			7,450,650

		Oil & Gas: 8.6%
58,000	L	ENSCO International, Inc.	4,682,920
97,000		ExxonMobil Corp.	8,548,610
27,000		Hess Corp.	3,407,130
42,000		Noble Energy, Inc.	4,223,520
88,000		Occidental Petroleum Corp.	7,907,680
85,000		Valero Energy Corp.	3,500,300

			32,270,160

		Packaging & Containers: 2.0%
154,000	@	Crown Holdings, Inc.	4,002,460
85,000	@	Owens-Illinois, Inc.	3,543,650

			7,546,110

		Pharmaceuticals: 8.2%
102,000		AmerisourceBergen Corp.	4,078,980
87,000		Eli Lilly & Co.	4,015,920
73,000	@	Express Scripts, Inc.	4,578,560
113,000	@	Forest Laboratories, Inc.	3,925,620
100,000	@@,L	Herbalife Ltd.	3,875,000
108,000	@	Medco Health Solutions, Inc.	5,097,600
68,945		Pfizer, Inc.	1,204,469
141,000	@	Watson Pharmaceuticals, Inc.	3,830,970

			30,607,119

		Retail: 9.0%
108,000		Advance Auto Parts, Inc.	4,193,640
36,000	@,L	Autozone, Inc.	4,356,360
104,000		Best Buy Co., Inc.	4,118,400
123,000	@	Big Lots, Inc.	3,842,520
77,000	@,L	GameStop Corp.	3,110,800
116,000		Ross Stores, Inc.	4,120,320
140,000		TJX Cos., Inc.	4,405,800
100,000		Wal-Mart Stores, Inc.	5,620,000

			33,767,840

		Semiconductors: 10.5%
193,000		Altera Corp.	3,995,100
135,000		Analog Devices, Inc.	4,288,950
266,000	@	Integrated Device Technology, Inc.	2,644,040
147,000	L	Intersil Corp.	3,575,040
89,000	L	KLA-Tencor Corp.	3,623,190
131,000	L	Linear Technology Corp.	4,266,670
143,000	@,L	Novellus Systems, Inc.	3,030,170
270,000	@,L	QLogic Corp.	3,939,300
197,000		Texas Instruments, Inc.	5,547,520
163,000	L	Xilinx, Inc.	4,115,750

			39,025,730

		Software: 9.8%
116,000	@	BMC Software, Inc.	4,176,000
178,000		CA, Inc.	4,110,020
432,000	@	Compuware Corp.	4,121,280
575,000		Microsoft Corp.	15,818,250
391,000	@	Oracle Corp.	8,211,000

			36,436,550

		Telecommunications: 0.1%
15,000	@	Cisco Systems, Inc.	348,900

			348,900

		Toys/Games/Hobbies: 1.0%
108,000		Hasbro, Inc.	3,857,760

			3,857,760

		Total Common Stock (Cost $383,056,496)	371,520,249

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 12.6%

		U.S. Government Agency Obligations: 0.5%
$1,663,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$1,662,917

		Total U.S. Government Agency Obligations (Cost $1,662,917)	1,662,917

		Securities Lending CollateralCC: 12.1%
45,286,585		Bank of New York Mellon Corp. Institutional Cash Reserves	45,286,585

		Total Securities Lending Collateral (Cost $45,286,585)	45,286,585

		Total Short-Term Investments (Cost $46,949,502)	46,949,502

	Total Investments in Securities
	(Cost $430,005,998)*	112.1%	$418,469,751
	Other Assets and Liabilities - Net	(12.1)	(45,256,858)

	Net Assets	100.0%	$373,212,893

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $431,513,195.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$12,583,070
Gross Unrealized Depreciation	(25,626,514)

Net Unrealized Depreciation	$(13,043,444)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

See Accompanying Notes to Financial Statements

110

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio
as of June 30, 2008 (Unaudited) (continued)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$416,806,834	$—
Level 2 — Other Significant Observable Inputs	1,662,917	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$418,469,751	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

111

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.8%

		Aerospace/Defense: 4.8%
34,000		General Dynamics Corp.	$2,862,800
24,000		L-3 Communications Holdings, Inc.	2,180,880
29,000		Northrop Grumman Corp.	1,940,100
40,000		Raytheon Co.	2,251,200

			9,234,980

		Auto Parts & Equipment: 0.0%
3,000	@	TRW Automotive Holdings Corp.	55,410

			55,410

		Banks: 1.3%
62,000	L	Capital One Financial Corp.	2,356,620
17,000	@@,L	Popular, Inc.	112,030

			2,468,650

		Beverages: 0.8%
54,000		Pepsi Bottling Group, Inc.	1,507,680

			1,507,680

		Biotechnology: 3.5%
56,000	@	Amgen, Inc.	2,640,960
34,000	@,L	Biogen Idec, Inc.	1,900,260
55,000	@,L	Invitrogen Corp.	2,159,300

			6,700,520

		Chemicals: 1.8%
22,000		Eastman Chemical Co.	1,514,920
24,000		FMC Corp.	1,858,560

			3,373,480

		Commercial Services: 1.2%
21,000	@,L	Hewitt Associates, Inc.	804,930
50,000		RR Donnelley & Sons Co.	1,484,500

			2,289,430

		Computers: 6.0%
46,000	@	Computer Sciences Corp.	2,154,640
41,000		Hewlett-Packard Co.	1,812,610
16,000		International Business Machines Corp.	1,896,480
22,000	@	Lexmark International, Inc.	735,460
103,000		Seagate Technology, Inc.	1,970,390
38,000	@,L	Synopsys, Inc.	908,580
57,000	@,L	Western Digital Corp.	1,968,210

			11,446,370

		Distribution/Wholesale: 0.6%
32,000	@	Tech Data Corp.	1,084,480

			1,084,480

		Diversified Financial Services: 0.9%
12,000		JPMorgan Chase & Co.	411,720
49,000	@,L	Nasdaq Stock Market, Inc.	1,300,950

			1,712,670

		Electrical Components & Equipment: 0.1%
5,000		Hubbell, Inc.	199,350

			199,350

		Environmental Control: 1.2%
60,000	L	Waste Management, Inc.	2,262,600

			2,262,600

		Healthcare — Products: 1.9%
33,000		Johnson & Johnson	2,123,220
38,000	@,L	Kinetic Concepts, Inc.	1,516,580

			3,639,800

		Healthcare — Services: 0.7%
47,000	@,L	LifePoint Hospitals, Inc.	1,330,100

			1,330,100

		Home Builders: 0.9%
3,000	@,L	NVR, Inc.	1,500,240
15,000	@	Toll Brothers, Inc.	280,950

			1,781,190

		Insurance: 12.2%
45,000	@@	ACE Ltd.	2,479,050
60,000		Allstate Corp.	2,735,400
36,000		American Financial Group, Inc.	963,000
52,000		Chubb Corp.	2,548,520
31,000		Cincinnati Financial Corp.	787,400
23,000	@@	Everest Re Group Ltd.	1,833,330
15,000	L	Hanover Insurance Group, Inc.	637,500
30,000		HCC Insurance Holdings, Inc.	634,200
10,000		Marsh & McLennan Cos., Inc.	265,500
21,000	L	Metlife, Inc.	1,108,170
23,000	@@,L	PartnerRe Ltd.	1,589,990
21,000		Progressive Corp.	393,120
29,000	@@	RenaissanceRe Holdings Ltd.	1,295,430
63,000		Travelers Cos., Inc.	2,734,200
102,000		UnumProvident Corp.	2,085,900
60,000		WR Berkley Corp.	1,449,600

			23,540,310

		Internet: 2.1%
86,000	@,L	Expedia, Inc.	1,580,680
124,000	@	Symantec Corp.	2,399,400

			3,980,080

		Iron/Steel: 1.7%
17,000		Carpenter Technology Corp.	742,050
35,000		Nucor Corp.	2,613,450

			3,355,500

See Accompanying Notes to Financial Statements

112

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Machinery — Diversified: 3.3%
31,000	@,L	AGCO Corp.	$1,624,710
27,000		Deere & Co.	1,947,510
11,000		Flowserve Corp.	1,503,700
22,000	@,L	Gardner Denver, Inc.	1,249,600

			6,325,520

		Media: 1.5%
95,000		Walt Disney Co.	2,964,000

			2,964,000

		Miscellaneous Manufacturing: 5.3%
41,000		Dover Corp.	1,983,170
162,000		General Electric Co.	4,323,780
27,000	L	Parker Hannifin Corp.	1,925,640
15,000		SPX Corp.	1,975,950

			10,208,540

		Office/Business Equipment: 1.1%
161,000		Xerox Corp.	2,183,160

			2,183,160

		Oil & Gas: 27.3%
41,000		Anadarko Petroleum Corp.	3,068,440
24,000		Apache Corp.	3,336,000
84,000		Chevron Corp.	8,326,920
69,000		ConocoPhillips	6,512,910
30,000		Devon Energy Corp.	3,604,800
26,000	L	ENSCO International, Inc.	2,099,240
155,000		ExxonMobil Corp.	13,660,150
15,000		Hess Corp.	1,892,850
58,000		Marathon Oil Corp.	3,008,460
25,000	L	Noble Energy, Inc.	2,514,000
50,000		Occidental Petroleum Corp.	4,493,000

			52,516,770

		Packaging & Containers: 0.8%
39,000	@	Owens-Illinois, Inc.	1,625,910

			1,625,910

		Pharmaceuticals: 6.7%
52,000		AmerisourceBergen Corp.	2,079,480
51,000		Eli Lilly & Co.	2,354,160
40,000	@	Medco Health Solutions, Inc.	1,888,000
320,000		Pfizer, Inc.	5,590,400
34,000	@	Watson Pharmaceuticals, Inc.	923,780

			12,835,820

		Retail: 3.6%
52,000	@,L	BJ’s Wholesale Club, Inc.	2,012,400
122,000		Gap, Inc.	2,033,740
33,000	L	RadioShack Corp.	404,910
45,000		Wal-Mart Stores, Inc.	2,529,000

			6,980,050

		Savings & Loans: 0.7%
85,000		Hudson City Bancorp., Inc.	1,417,800

			1,417,800

		Semiconductors: 1.3%
45,000	@,L	Integrated Device Technology, Inc.	447,300
19,000	L	KLA-Tencor Corp.	773,490
27,000	@,L	Novellus Systems, Inc.	572,130
47,000	@,L	QLogic Corp.	685,730

			2,478,650

		Software: 2.4%
44,000	@,L	BMC Software, Inc.	1,584,000
70,000	L	CA, Inc.	1,616,300
145,000	@	Compuware Corp.	1,383,300

			4,583,600

		Telecommunications: 1.2%
67,000		AT&T, Inc.	2,257,230

			2,257,230

		Toys/Games/Hobbies: 1.0%
56,000		Hasbro, Inc.	2,000,320

			2,000,320

		Transportation: 1.9%
29,000		Ryder System, Inc.	1,997,520
25,000		Tidewater, Inc.	1,625,750

			3,623,270

		Total Common Stock (Cost $196,350,130)	191,963,240

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 13.4%

		U.S. Government Agency Obligations: 0.3%
$724,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$723,964

		Total U.S. Government Agency Obligations (Cost $723,964)	723,964

		Securities Lending CollateralCC: 13.1%
25,183,999		Bank of New York Mellon Corp. Institutional Cash Reserves	25,183,999

		Total Securities Lending Collateral (Cost $25,183,999)	25,183,999

		Total Short-Term Investments (Cost $25,907,963)	25,907,963

	Total Investments in Securities
	(Cost $222,258,093)*	113.2%	$217,871,203
	Other Assets and Liabilities - Net	(13.2)	(25,471,064)

	Net Assets	100.0%	$192,400,139

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $222,955,865.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,235,369
Gross Unrealized Depreciation	(16,320,031)

Net Unrealized Depreciation	$(5,084,662)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally

See Accompanying Notes to Financial Statements

113

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio
as of June 30, 2008 (Unaudited) (continued)

accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$217,147,239	$—
Level 2 — Other Significant Observable Inputs	723,964	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$217,871,203	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

114

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.2%

		Advertising: 0.2%
14,900		Omnicom Group	$668,712

			668,712

		Aerospace/Defense: 0.7%
9,500		Boeing Co.	624,340
34,100		United Technologies Corp.	2,103,970

			2,728,310

		Agriculture: 1.4%
70,900		Altria Group, Inc.	1,457,704
72,700		Philip Morris International, Inc.	3,590,653

			5,048,357

		Airlines: 0.5%
154,200	L	Southwest Airlines Co.	2,010,768

			2,010,768

		Apparel: 0.1%
18,400	@,L	Coach, Inc.	531,392

			531,392

		Auto Manufacturers: 0.8%
143,200	@,L	Ford Motor Co.	688,792
48,500	L	General Motors Corp.	557,750
46,500	@@	Honda Motor Co., Ltd. ADR	1,582,395

			2,828,937

		Auto Parts & Equipment: 0.4%
47,400		Johnson Controls, Inc.	1,359,432

			1,359,432

		Banks: 2.9%
18,300	L	Capital One Financial Corp.	695,583
38,500		Fifth Third Bancorp.	391,930
28,000	L	SunTrust Bank	1,014,160
186,509	L	Wachovia Corp.	2,896,485
236,000	L	Wells Fargo & Co.	5,605,000

			10,603,158

		Beverages: 2.2%
13,700		Anheuser-Busch Cos., Inc.	851,044
33,200		Coca-Cola Co.	1,725,736
86,800		PepsiCo, Inc.	5,519,612

			8,096,392

		Biotechnology: 3.1%
13,100	@	Celgene Corp.	836,697
129,500	@	Genentech, Inc.	9,829,050
17,800	@	Gilead Sciences, Inc.	942,510

			11,608,257

		Chemicals: 2.3%
24,700	L	Celanese Corp.	1,127,802
15,100		Monsanto Co.	1,909,244
23,800	@@,L	Potash Corp. of Saskatchewan	5,439,966

			8,477,012

		Commercial Services: 1.1%
43,900	@,L	Monster Worldwide, Inc.	904,779
71,400	L	Paychex, Inc.	2,233,392
11,400	@	Visa, Inc.	926,934

			4,065,105

		Computers: 4.2%
11,700	@	Affiliated Computer Services, Inc.	625,833
14,300	@	Apple, Inc.	2,394,392
306,300	@,L	Brocade Communications Systems, Inc.	2,523,912
24,000	@,L	Cognizant Technology Solutions Corp.	780,240
109,900	@	Dell, Inc.	2,404,612
10,400		International Business Machines Corp.	1,232,712
30,500	@,L	NetApp, Inc.	660,630
179,700	@,L	Sandisk Corp.	3,360,390
47,200	L	Seagate Technology, Inc.	902,936
49,075	@,L	Sun Microsystems, Inc.	533,936

			15,419,593

		Cosmetics/Personal Care: 0.3%
34,100	@,L	Bare Escentuals, Inc.	638,693
11,500	L	Estee Lauder Cos., Inc.	534,175

			1,172,868

		Diversified Financial Services: 7.2%
165,300	L	Federal Home Loan Mortgage Corporation	2,710,920
163,400	L	Federal National Mortgage Association	3,187,934
48,100		Goldman Sachs Group, Inc.	8,412,690
266,960		JPMorgan Chase & Co.	9,159,397
118,500	L	Lehman Brothers Holdings, Inc.	2,347,485
55,100	@	SLM Corp.	1,066,185

			26,884,611

		Electric: 1.2%
45,200	@	AES Corp.	868,292
20,300		Allegheny Energy, Inc.	1,017,233
51,700	L	CMS Energy Corp.	770,330

See Accompanying Notes to Financial Statements

115

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Electric (continued)
23,400		Edison International	$1,202,292
22,450	L	Pinnacle West Capital Corp.	690,787

			4,548,934

		Electrical Components & Equipment: 0.7%
23,100		Emerson Electric Co.	1,142,295
20,700	@,L	Energizer Holdings, Inc.	1,512,963

			2,655,258

		Electronics: 1.4%
58,800	@	Agilent Technologies, Inc.	2,089,752
93,600	@,@@	Flextronics International Ltd.	879,840
137,200		Jabil Circuit, Inc.	2,251,452

			5,221,044

		Energy — Alternate Sources: 0.2%
9,500	@,L	Sunpower Corp.	683,810

			683,810

		Engineering & Construction: 1.0%
20,300		Fluor Corp.	3,777,424

			3,777,424

		Food: 2.7%
23,700		Campbell Soup Co.	793,002
12,200		General Mills, Inc.	741,394
171,081		Kraft Foods, Inc.	4,867,254
194,300		Sara Lee Corp.	2,380,175
41,700	@@	Unilever NV ADR	1,184,280

			9,966,105

		Healthcare — Products: 2.9%
115,000		Baxter International, Inc.	7,353,100
66,700		Medtronic, Inc.	3,451,725

			10,804,825

		Healthcare — Services: 1.6%
20,900		Aetna, Inc.	847,077
33,200	@	DaVita, Inc.	1,763,916
127,900		UnitedHealth Group, Inc.	3,357,375

			5,968,368

		Household Products/Wares: 0.1%
30,100	@,L	Jarden Corp.	549,024

			549,024

		Insurance: 3.2%
28,600	L	Aflac, Inc.	1,796,080
110,500	L	AMBAC Financial Group, Inc.	148,070
148,700		American International Group, Inc.	3,934,602
15	@,L	Berkshire Hathaway, Inc. — Class A	1,811,250
32,600		Marsh & McLennan Cos., Inc.	865,530
75,300	L	MBIA, Inc.	330,567
75,100	L	Progressive Corp.	1,405,872
70,200	@@,L	XL Capital Ltd.	1,443,312

			11,735,283

		Internet: 4.2%
72,500	@	eBay, Inc.	1,981,425
22,536	@	Google, Inc. — Class A	11,863,401
89,500	@,L	Yahoo!, Inc.	1,849,070

			15,693,896

		Investment Companies: 0.2%
26,400	L	American Capital Strategies Ltd.	627,528

			627,528

		Iron/Steel: 1.9%
59,800	L	Allegheny Technologies, Inc.	3,544,944
18,400		Cleveland-Cliffs, Inc.	2,193,096
15,900		Nucor Corp.	1,187,253

			6,925,293

		Leisure Time: 0.3%
29,400	L	Carnival Corp.	969,024

			969,024

		Lodging: 0.4%
21,900	@,L	Las Vegas Sands Corp.	1,038,936
6,500	@,L	Wynn Resorts Ltd.	528,775

			1,567,711

		Machinery — Construction & Mining: 0.1%
6,800		Caterpillar, Inc.	501,976

			501,976

		Media: 2.8%
79,000	L	CBS Corp. — Class B	1,539,710
51,100		Comcast Corp. — Class A	969,367
83,800	L	Gannett Co., Inc.	1,815,946
55,300	@,L	Time Warner Cable, Inc.	1,464,344
73,050		Time Warner, Inc.	1,081,140
17,700	@	Viacom — Class B	540,558
95,100		Walt Disney Co.	2,967,120

			10,378,185

		Mining: 1.9%
108,000	@@	Barrick Gold Corp.	4,914,000
12,700		Freeport-McMoRan Copper & Gold, Inc.	1,488,313
9,600	L	Vulcan Materials Co.	573,888

			6,976,201

		Miscellaneous Manufacturing: 2.7%
14,900		Danaher Corp.	1,151,770
195,100		General Electric Co.	5,207,219
54,600		Illinois Tool Works, Inc.	2,594,046
25,200	L	Leggett & Platt, Inc.	422,604
19,600	@@	Tyco International Ltd.	784,784

			10,160,423

		Oil & Gas: 5.0%
20,600		Anadarko Petroleum Corp.	1,541,704
29,932		Chevron Corp.	2,967,159
39,000		ConocoPhillips	3,681,210
8,000		EOG Resources, Inc.	1,049,600
26,400		ExxonMobil Corp.	2,326,632
83,000		Marathon Oil Corp.	4,305,210
6,200	@@	Royal Dutch Shell PLC ADR — Class A	506,602
26,053	@@	Royal Dutch Shell PLC ADR — Class B	2,087,106

			18,465,223

		Oil & Gas Services: 4.3%
18,100		Baker Hughes, Inc.	1,580,854
109,400		BJ Services Co.	3,494,236

See Accompanying Notes to Financial Statements

116

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Oil & Gas Services (continued)
49,000		Schlumberger Ltd.	$5,264,070
110,000	@,L	Weatherford International Ltd.	5,454,900

			15,794,060

		Pharmaceuticals: 7.0%
48,300		Abbott Laboratories	2,558,451
57,000		Allergan, Inc.	2,966,850
95,400	@@,L	AstraZeneca PLC ADR	4,057,362
93,600		Bristol-Myers Squibb Co.	1,921,608
100,900	@	Forest Laboratories, Inc.	3,505,266
65,800	@,L	ImClone Systems, Inc.	2,662,268
128,400		Pfizer, Inc.	2,243,148
63,700	@@,L	Sanofi-Aventis ADR	2,116,751
21,900		Schering-Plough Corp.	431,211
70,600	@,L	Sepracor, Inc.	1,406,352
24,500	@@	Teva Pharmaceutical Industries Ltd. ADR	1,122,100
20,300		Wyeth	973,588

			25,964,955

		Retail: 6.2%
120,900		Best Buy Co., Inc.	4,787,640
10,800		Costco Wholesale Corp.	757,512
88,012	@,L	Hanesbrands, Inc.	2,388,646
70,800		Home Depot, Inc.	1,658,136
66,400		Lowe’s Cos., Inc.	1,377,800
88,200	L	Nordstrom, Inc.	2,672,460
152,500	L	Target Corp.	7,089,725
45,900	@,L	Urban Outfitters, Inc.	1,431,621
24,800		Walgreen Co.	806,248

			22,969,788

		Savings & Loans: 1.3%
33,800	L	Astoria Financial Corp.	678,704
172,000		Hudson City Bancorp., Inc.	2,868,960
269,200	L	Washington Mutual, Inc.	1,327,156

			4,874,820

		Semiconductors: 4.6%
47,800		Altera Corp.	989,460
292,400	L	Applied Materials, Inc.	5,581,916
130,800	L	Intel Corp.	2,809,584
114,900	L	KLA-Tencor Corp.	4,677,579
25,000	@,L	Lam Research Corp.	903,750
23,400	L	Microchip Technology, Inc.	714,636
229,700	@,L	Micron Technology, Inc.	1,378,200

			17,055,125

		Software: 2.8%
50,100	@,L	Adobe Systems, Inc.	1,973,439
40,500	@,L	Cerner Corp.	1,829,790
151,500		Microsoft Corp.	4,167,765
77,800	@	Oracle Corp.	1,633,800
70,100	@,L	Verifone Holdings, Inc.	837,695

			10,442,489

		Telecommunications: 6.6%
47,400	@,L	American Tower Corp.	2,002,650
148,600		AT&T, Inc.	5,006,334
28,000	@,L	Ciena Corp.	648,760
238,600	@	Cisco Systems, Inc.	5,549,836
25,800		Corning, Inc.	594,690
503,400	@,L	Level 3 Communications, Inc.	1,485,030
49,900	@,L	Polycom, Inc.	1,215,564
99,900		Qualcomm, Inc.	4,432,563
152,500	@,L	TW Telecom, Inc.	2,444,575
25,700		Verizon Communications, Inc.	909,780

			24,289,782

		Transportation: 2.2%
23,500		FedEx Corp.	1,851,565
101,400	L	United Parcel Service, Inc. — Class B	6,233,058

			8,084,623

		Water: 0.3%
55,600	@,L	American Water Works Co., Inc.	1,233,208

			1,233,208

		Total Common Stock (Cost $398,313,710)	360,387,289

PREFERRED STOCK: 0.5%

		Banks: 0.1%
3,800		Fifth Third Bancorp	406,600

			406,600

		Diversified Financial Services: 0.1%
400		SLM Corp.	392,550

			392,550

		Pharmaceuticals: 0.2%
4,300		Schering-Plough Corp.	823,493

			823,493

		Savings & Loans: 0.1%
580		Washington Mutual, Inc.	344,717

			344,717

		Total Preferred Stock (Cost $2,425,993)	1,967,360

Principal
Amount			Value

CONVERTIBLE BONDS: 0.3%

		Auto Manufacturers: 0.3%
$1,415,000	C	Ford Motor Co., 4.250%, due 12/15/36	$1,036,488

		Total Convertible Bonds (Cost $1,423,555)	1,036,488

		Total Long-Term Investments (Cost $402,163,258)	363,391,137

SHORT-TERM INVESTMENTS: 30.1%

		U.S. Government Agency Obligations: 0.8%
2,984,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	2,983,851

		Total U.S. Government Agency Obligations (Cost $2,983,851)	2,983,851

See Accompanying Notes to Financial Statements

117

PORTFOLIO OF INVESTMENTS
ING Capital Guardian U.S. Equities Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Securities Lending CollateralCC: 29.3%
$108,752,223		Bank of New York Mellon Corp. Institutional Cash Reserves	$108,752,223

		Total Securities Lending Collateral (Cost $108,752,223)	108,752,223

		Total Short-Term Investments (Cost $111,736,074)	111,736,074

	Total Investments in Securities
	(Cost $513,899,332)*	128.1%	$475,127,211
	Other Assets and Liabilities - Net	(28.1)	(104,210,821)

	Net Assets	100.0%	$370,916,390

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $519,968,171.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$37,252,362
Gross Unrealized Depreciation	(82,093,322)

Net Unrealized Depreciation	$(44,840,960)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$469,139,512	$—
Level 2 — Other Significant Observable Inputs	5,642,982	—
Level 3 — Significant Unobservable Inputs	344,717	—

Total	$475,127,211	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$1,929,300	$—
Net purchases/sales	(1,097,443)	—
Total realized and unrealized gain (loss)	(487,140)	—
Transfers in and/or out of Level 3	—	—

Balance at 06/30/08	$344,717	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(4,068). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

118

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 92.8%

		Advertising: 0.3%
14,000	@,@@	Clear Media Ltd.	$12,205
81,150	@@	Moshi Moshi Hotline, Inc.	2,061,035
5,100	@@	Trader Classified Media NV	642
92,100	@,@@, L	VisionChina Media, Inc. ADR	1,461,627

			3,535,509

		Aerospace/Defense: 0.5%
118,066		Raytheon Co.	6,644,754

			6,644,754

		Agriculture: 0.2%
384,000	@@	Chaoda Modern Agriculture	485,809
178,000	@@	Golden Agri-Resources Ltd.	117,498
92,200	@@	Hokuto Corp.	2,231,520

			2,834,827

		Airlines: 0.0%
52,604	@	Republic Airways Holdings, Inc.	455,551

			455,551

		Apparel: 0.5%
1,828,000	@@	China Ting Group Holdings Ltd.	295,338
25,686	@	Hartmarx Corp.	55,739
1,380,000	@@	Prime Success International Group	762,408
28,000	@@	Shenzhou International Group Holdings Ltd.	7,469
305,500	@@	Stella International Holdings Ltd.	548,329
46,935		VF Corp.	3,340,833
656,200	@@,L	Yue Yuen Industrial Holdings	1,559,032

			6,569,148

		Auto Manufacturers: 0.0%
313	@@	Hyundai Motor Co.	21,214

			21,214

		Auto Parts & Equipment: 1.3%
80,823	@,L	Amerigon, Inc.	574,652
1,212	@@	Automotive Axles Ltd.	6,821
32,300		BorgWarner, Inc.	1,433,474
160,731	@,L	Fuel Systems Solutions, Inc.	6,188,144
4,670,000	@@	Geely Automobile Holdings Ltd.	534,837
346,550	@@	Hota Industrial Manufacturing Co. Ltd.	375,616
68,000	@@	Jinheng Automotive Safety Technology Holdings Ltd.	8,575
1,214,112	@,@@	New Focus Auto Tech Holdings Ltd.	239,794
149,400	@@	Nokian Renkaat OYJ	7,086,357
272,000	@@,L	Weichai Power Co., Ltd.	1,171,253

			17,619,523

		Banks: 0.8%
218,094	@@	Allahabad Bank	281,598
104,000	@@	Aozora Bank Ltd.	237,898
126,100	@@	Banco Latinoamericano de Exportaciones SA	2,041,559
223,751	@@	Bank of Baroda	1,060,585
17,641	@@	Bank of India	89,569
800	L	Boston Private Financial Holdings, Inc.	4,536
10,400	L	Capital One Financial Corp.	395,304
95,404	@@	Corp Bank	579,781
24,000		Fifth Third Bancorp.	244,320
28,000	@@	Hiroshima Bank Ltd.	124,845
44	@,@@	Jammu & Kashmir Bank Ltd.	542
192,000	@@	Juroku Bank Ltd.	942,578
10,274	L	National Penn Bancshares, Inc.	136,439
20,010	@@	Oriental Bank of Commerce	60,114
433,000	@@	Sumitomo Trust & Banking Co., Ltd.	3,024,990
155,254	@@	UCO Bank	116,700
83,040	@@	Union Bank of India	211,215
46,100	L	Wachovia Corp.	715,933

			10,268,506

		Beverages: 1.7%
17,300	@@	CCL Products India Ltd.	64,847
76,700		Coca-Cola Co.	3,986,866
42,800	@@	Heineken NV	2,179,537
319,718		Molson Coors Brewing Co.	17,370,279
100	@	Peet’s Coffee & Tea, Inc.	1,982

			23,603,511

		Biotechnology: 1.3%
6,100	@,@@	3SBio, Inc. ADR	55,266
132	@,L	Alnylam Pharmaceuticals, Inc.	3,528
100	L	Applera Corp. — Celera Genomics Group	1,136
7,250	@,@@	Basilea Pharmaceutica — Reg	1,177,438
100,318	@,L	BioCryst Pharmaceuticals, Inc.	280,890
73	@	Bio-Rad Laboratories, Inc.	5,905
143	@,L	CytRx Corp.	93
23	@,L	Exelixis, Inc.	115
317,771	@	Harvard Bioscience, Inc.	1,477,635

See Accompanying Notes to Financial Statements

119

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Biotechnology (continued)
217,798	@,L	Human Genome Sciences, Inc.	$1,134,728
135,118	@,L	Insmed, Inc.	53,385
9,040	@	Invitrogen Corp.	354,910
5,950,000	@@,L	Mingyuan Medicare Development Co., Ltd.	825,316
11,100	@,L	Momenta Pharmaceuticals, Inc.	136,530
89,128	@,L	Myriad Genetics, Inc.	4,057,107
24,730	@,L	Orexigen Therapeutics, Inc.	195,120
538,787	@,L	Sangamo Biosciences, Inc.	5,360,931
33,514	@,L	Seattle Genetics, Inc.	283,528
70,785	@,L	Sequenom, Inc.	1,129,729
157,273	@	Strategic Diagnostics, Inc.	572,474

			17,105,764

		Building Materials: 0.1%
55,822	@@	Blue Star Ltd.	491,042
33,667		Lennox International, Inc.	974,996
22,510	@@	Lloyd Electric & Engineering	41,974

			1,508,012

		Chemicals: 1.2%
61,746	L	Albemarle Corp.	2,464,283
5,511	@@	Asian Paints Ltd.	147,778
84		Ecolab, Inc.	3,611
58,444		FMC Corp.	4,525,903
96	@,L	Landec Corp.	621
248,432		Sensient Technologies Corp.	6,995,845
26,000	@@	Syngenta AG ADR	1,682,200
109,000	@@	Tokuyama Corp.	812,253

			16,632,494

		Coal: 0.9%
926,058	@,L	International Coal Group, Inc.	12,085,057

			12,085,057

		Commercial Services: 2.2%
499,837	@@	Accenture Ltd.	20,353,363
150	L	Administaff, Inc.	4,184
11,400	@@	Benesse Corp.	461,711
8,900	@,L	Capella Education Co.	530,885
15,500		CDI Corp.	394,320
8,037		Hillenbrand, Inc.	171,992
16	@@	Intertek Group PLC	313
269,000	@@	JobStreet Corp. Bhd	145,863
39,265		Manpower, Inc.	2,286,794
13,100	@,@@	New Oriental Education & Technology Group ADR	765,302
91,082	@@	Randstad Holdings NV	3,169,833
73,000		RR Donnelley & Sons Co.	2,167,370
100	L	Strayer Education, Inc.	20,907
100	@,L	SuccessFactors, Inc.	1,095

			30,473,932

		Computers: 2.3%
1,565,315	@@	Acer, Inc.	3,079,474
1,630,919	@@	Asustek Computer, Inc.	4,429,886
38,800	@@,L	Capgemini SA	2,274,748
156,266	@	Ciber, Inc.	970,412
27,900	@,L	DST Systems, Inc.	1,535,895
32,700	@,@@	Gemalto NV	1,186,497
3,000	@@	High Tech Computer Corp.	67,050
40,293	@	Icad, Inc.	119,267
117,700	@@	Ingenico	4,109,678
2,880,000	@@,L	Lenovo Group Ltd.	1,959,268
1,700		Lenovo Group Ltd. ADR	23,023
262,730	@,L	LivePerson, Inc.	738,271
15,500	@,@@,	Logitech International	415,400
	L
28,025	@,@@	Logitech International SA	749,222
28,200	L	MTS Systems Corp.	1,011,816
135,300	@,L	NetApp, Inc.	2,930,598
780	@@	Obic Co., Ltd.	131,165
211,954	@	Perot Systems Corp.	3,181,430
100	@,L	Stratasys, Inc.	1,846
155,079	@,L	Sun Microsystems, Inc.	1,687,260

			30,602,206

		Cosmetics/Personal Care: 0.2%
500	@@	Beiersdorf AG	36,739
210,926	@@	Dabur India Ltd.	387,938
19,400	@@,L	Kalina ADR	640,200
111	@@	Kose Corp.	2,482
100	@@	Natura Cosmeticos SA	1,039
28,900	@@	Pigeon Corp.	581,671
1,600		Procter & Gamble Co.	97,296
46,500	@@	Shiseido Co., Ltd. ADR	1,065,938

			2,813,303

		Distribution/Wholesale: 0.0%
1,000	@@	Digital China Holdings Ltd.	660

			660

		Diversified Financial Services: 2.2%
60,300	@,@@	African Dawn Capital Ltd.	36,406
67,361	L	Federal Agricultural Mortgage Corp.	1,669,206
35,500		Federal National Mortgage Association	692,605
8,193	@@	Housing Development Finance Corp.	375,085
761,982	L	Janus Capital Group, Inc.	20,169,664
3,248	@@,L	Kenedix, Inc.	3,985,773
458,000	@@,L	Marusan Securities Co., Ltd.	2,873,631
2,024	@@	Sparx Group Co., Ltd.	699,391

			30,501,761

		Electric: 0.3%
125	@,@@	Lanco Infratech Ltd.	826
61,100		Pepco Holdings, Inc.	1,567,215
10,098	@,L	Pike Electric Corp.	167,728
14,800	@@	RWE AG	1,862,071

			3,597,840

		Electrical Components & Equipment: 0.2%
4,046,000	@@	Neo-Neon Holdings Ltd.	1,747,535
116,589	@,L	PowerSecure International, Inc.	846,436
49,285	@,L	Universal Display Corp.	607,191

			3,201,162

		Electronics: 4.7%
130	@	Agilent Technologies, Inc.	4,620
28,000	@	Arrow Electronics, Inc.	860,160
18,100	@	Axsys Technologies, Inc.	941,924
14,321	L	Badger Meter, Inc.	723,640
504,000	@@	Bright Led Electronics Corp.	717,349
66,000	@@	Cipherlab Co., Ltd.	102,147
183,733	@,L	Cymer, Inc.	4,938,743
810,924		Gentex Corp.	11,709,743
754,550	@@	I-Chiun Precision Industry Co., Ltd.	791,479
68,600	@@	Ingenico	2,395,276
37,000		Jabil Circuit, Inc.	607,170
66,536	@	Measurement Specialties, Inc.	1,170,368
86,365	@,@@	Mettler Toledo International, Inc.	8,192,584

See Accompanying Notes to Financial Statements

120

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Electronics (continued)
320,404	@@	MIC Electronics Ltd.	$784,885
33,600		National Instruments Corp.	953,232
175,567		PerkinElmer, Inc.	4,889,541
399,360	@	Thermo Electron Corp.	22,256,333
100	@,L	Trimble Navigation Ltd.	3,570
45,500	@,L	Varian, Inc.	2,323,230
100	@	Waters Corp.	6,450

			64,372,444

		Energy — Alternate Sources: 0.7%
105,200	@@,L	Solarworld AG	4,981,410
33,700	@,@@	Vestas Wind Systems A/S	4,387,638

			9,369,048

		Engineering & Construction: 0.3%
1,300	@,@@	Babis Vovos International Technical Co.	42,794
132,350	@@	IVRCL Infrastructures & Projects Ltd.	937,243
59,509		KBR, Inc.	2,077,459
38,852	@@	Nagarjuna Construction Co.	121,700
17,250	@@	Prajay Engineers Syndicate Ltd.	40,752
43,056	@@	Pratibha Industries Ltd.	215,545
111	@	Shaw Group, Inc.	6,859
81,000	@@	Taihei Dengyo Kaisha Ltd.	742,547

			4,184,899

		Entertainment: 0.4%
42,951	@@	Cinemax India Ltd.	98,360
148,400	@,@@	Eros International PLC	835,036
778,000	@,@@	Global Digital Creations Holdings Ltd.	35,920
44,253	@@	Inox Leisure Ltd.	75,249
292,500	@,L	Macrovision Solutions Corp.	4,375,800
60,032	@@	PVR Ltd.	225,740

			5,646,105

		Environmental Control: 1.4%
421,012	@	Allied Waste Industries, Inc.	5,313,171
33,259		American Ecology Corp.	982,138
114	@,L	Basin Water, Inc.	534
207,515	@,L	Fuel Tech, Inc.	3,656,414
256,182		Nalco Holding Co.	5,418,249
30,800		Republic Services, Inc.	914,760
300,000	@,@@	Sinomem Technology Ltd.	141,884
69,718	L	Waste Management, Inc.	2,629,066
20,581	@,@@,	Waste Services, Inc.	144,890
	L
10,220	@@	Woongjin Coway Co., Ltd.	299,647

			19,500,753

		Food: 5.0%
4,180	@@	Britannia Industries Ltd.	140,023
4,600		Calavo Growers, Inc.	56,350
83,658	L	Cal-Maine Foods, Inc.	2,759,877
32,200	@@	Cermaq ASA	383,523
69,800	@,L	Chiquita Brands International, Inc.	1,058,866
303,049		ConAgra Foods, Inc.	5,842,785
360,058		Corn Products International, Inc.	17,682,448
8,600	@@	Daikokutenbussan Co., Ltd.	60,790
210,800		Del Monte Foods Co.	1,496,680
4,332,400	@,@@	Heng Tai Consumables Group Ltd.	555,835
390,643		Hormel Foods Corp.	13,520,154
75,972		Kellogg Co.	3,648,175
521,057		Safeway, Inc.	14,876,177
124,200		Sara Lee Corp.	1,521,450
32,418		Tasty Baking Co.	176,678
168,000	@@	Toyo Suisan Kaisha Ltd.	3,802,275

			67,582,086

		Forest Products & Paper: 0.1%
10,800		Glatfelter	145,908
232,657	@@,L	Gunns Ltd.	530,899

			676,807

		Hand/Machine Tools: 0.2%
26,000	@@	Disco Corp.	1,100,712
7,800	@	K-Tron International, Inc.	1,010,880
13,611	@@	Shanthi Gears Ltd.	18,021

			2,129,613

		Healthcare — Products: 6.7%
27,900	@,L	Abiomed, Inc.	495,225
100	@	Angiodynamics, Inc.	1,362
28,500		Baxter International, Inc.	1,822,290
136,800		Becton Dickinson & Co.	11,121,840
241,200	@	Boston Scientific Corp.	2,964,348
117,109	@	Bruker BioSciences Corp.	1,504,851
78,000		Densply International, Inc.	2,870,400
142,876	@	Edwards Lifesciences Corp.	8,864,027
45,572	@,L	Haemonetics Corp.	2,527,423
610,044	@@,L	Hengan International Group Co., Ltd.	1,800,083
50,115	@,L	Insulet Corp.	788,309
365,800	@,L	Kinetic Concepts, Inc.	14,599,078
287,378		Medtronic, Inc.	14,871,812
8,419	@,L	NuVasive, Inc.	375,993
13,500	@	Osteotech, Inc.	76,815
661,900	@,@@,	Qiagen NV	13,324,047
	L
134,961	@,L	Quidel Corp.	2,229,556
35,200	@,L	Spectranetics Corp.	347,072
24,600	@	St. Jude Medical, Inc.	1,005,648
80,191	L	Steris Corp.	2,306,293
68,000		Stryker Corp.	4,275,840
11,400	@@	Terumo Corp.	583,302
185,369	@,L	ThermoGenesis Corp.	259,517
46,029	@	Varian Medical Systems, Inc.	2,386,604

			91,401,735

		Healthcare — Services: 1.7%
209,205	@,L	Centene Corp.	3,512,552
250,143	@,L	Emeritus Corp.	3,657,091
42,400	@	Health Net, Inc.	1,020,144
71,100	@	IPC The Hospitalist Co., Inc.	1,338,102
45,900	@,L	Laboratory Corp. of America Holdings	3,196,017
178,377	@,L	Lincare Holdings, Inc.	5,065,907
126,000	@@	Medial Saude SA	1,466,633
194	@@	Message Co. Ltd.	259,263
71,957	@,L	Molina Healthcare, Inc.	1,751,433
129,927	@	US Physical Therapy, Inc.	2,132,102

			23,399,244

		Holding Companies — Diversified: 0.1%
217,255	@,@@	MAX India Ltd.	788,163
126	@,@@	REI Agro Ltd.	4,009

			792,172

		Home Builders: 0.0%
51,500	@@	Boot (Henry) PLC	111,679

			111,679

See Accompanying Notes to Financial Statements

121

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Home Furnishings: 0.3%
72,000	@@	Sharp Corp.	$1,173,692
99,500	@@	Sharp Corp. ADR	1,622,905
28,200	L	Whirlpool Corp.	1,740,786

			4,537,383

		Household Products/Wares: 0.2%
44,988		Clorox Co.	2,348,374
29,107	@@	Godrej Consumer Products Ltd.	91,294

			2,439,668

		Housewares: 0.0%
26,619		Newell Rubbermaid, Inc.	446,933

			446,933

		Insurance: 0.4%
121	@@	Admiral Group PLC	1,915
58,500		Protective Life Corp.	2,225,925
69,133		Reinsurance Group of America	3,008,668

			5,236,508

		Internet: 2.8%
290,374	@,@@	Blinkx PLC	95,105
109	@@	DA Consortium, Inc.	45,730
173,361	@,L	Emdeon Corp.	1,962,447
35	@@,L	F@N Communications, Inc.	25,084
99,000	@,@@, L	Giant Interactive Group, Inc. ADR	1,199,880
145,504	@	Health Grades, Inc.	653,313
8,800	@,@@	LBI International AB	29,482
25,790	@@,L	LG Dacom Corp.	410,040
21,200	@,@@	NDS Group PLC ADR	1,255,040
257,318	@,L	Online Resources Corp.	2,148,605
6,800	@,@@	Open Business Club AG	354,272
103,200	@,@@, L	Perfect World Co., Ltd. ADR	2,578,968
153,771	@,L	Priceline.com, Inc.	17,754,400
206	@,@@	Rediff.Com India Ltd. ADR	1,601
110,500	@,@@	Shanda Interactive Entertainment Ltd. ADR	3,000,075
100	@,@@	Sify Ltd. ADR	384
181,400	@@	Tencent Holdings Ltd.	1,406,905
309,746	@,L	Valueclick, Inc.	4,692,652
89	@,@@	ValueCommerce Co. Ltd.	19,883
19,479	@,L	WebMD Health Corp.	543,464
15,974	@,@@	YedangOnline Corp.	183,283

			38,360,613

		Leisure Time: 0.1%
639,000	@@	Giant Manufacturing Co., Ltd.	1,713,925
13,000	@@	Mizuno Corp.	75,610
3,800	@@	Shimano, Inc.	191,020

			1,980,555

		Lodging: 0.2%
322,300	@@	Minor International PCL	135,339
160,000	@@	Shangri-La Asia Ltd.	374,889
49,400		Starwood Hotels & Resorts Worldwide, Inc.	1,979,458
49,544	@@	TAJ GVK Hotels & Resorts Ltd.	119,103

			2,608,789

		Machinery — Diversified: 3.7%
478,836	@,L	AGCO Corp.	25,095,795
2,148	@@	Bell Equipment Ltd.	9,757
3,400	@	Chart Industries, Inc.	165,376
265,100		Deere & Co.	19,121,663
1,948,000	@@,L	Haitian International Holdings Ltd.	849,527
150		IDEX Corp.	5,526
26,500	@@	MAN AG	2,933,862
2,510	@@	R Stahl AG	135,412
46,000	@,@@	Uzel Makina Sanayii A/S	29,321
4,600	@,@@	Uzel Makina Sanayii AS	150
77,825	@	Zebra Technologies Corp.	2,540,208

			50,886,597

		Media: 0.0%
15,071	@,@@	Entertainment Network India Ltd.	128,587
4,300	@	Voyager Learning Co.	23,435

			152,022

		Metal Fabricate/Hardware: 0.1%
1,476,000	@@	EVA Precision Industrial Holdings Ltd.	381,366
7,394	@@	Maharashtra Seamless Ltd.	49,802
192,750	@@	Shin Zu Shing Co. Ltd	1,016,278

			1,447,446

		Mining: 9.7%
531,900	@,@@	Alamos Gold, Inc.	3,207,988
21,300	@@	Aquarius Platinum Ltd.	340,076
655,000	@@	Barrick Gold Corp.	29,802,500
40,700	@,@@	Centerra Gold, Inc.	190,388
1,439,700	@,@@	Eldorado Gold Corp. (Canadian Denominated Security)	12,269,287
43,700	@,@@	Eldorado Gold Corp.	378,005
6,700	@@	Franco-Nevada Corp.	162,293
73,600	@@	GoldCorp, Inc.	3,393,092
156,064	@,L	Hecla Mining Co.	1,445,153
2,093,800	@,@@	High River Gold Mines Ltd.	3,162,158
669,600	@@	Iamgold Corp.	4,005,649
68,400	@	Jaguar Mining, Inc.	660,060
585,924	@,@@	Lihir Gold Ltd.	1,853,781
405,000	@@	Midas Holdings Ltd.	266,703
224,879	@@	Newcrest Mining Ltd.	6,241,072
1,169,729		Newmont Mining Corp.	61,013,065
27,400	@@,L	Randgold Resources Ltd. ADR	1,265,332
130,000	@,@@	Shore Gold, Inc.	340,394
85,100	@@	Yamana Gold, Inc. (Canadian Denominated Security)	1,415,412
13,634	@@	Yamana Gold, Inc.	225,506

			131,637,914

		Miscellaneous Manufacturing: 2.5%
7,250		Acuity Brands, Inc.	348,580
18,801	L	Ameron International Corp.	2,255,744
24,900		Brink’s Co.	1,628,958
14,425	@	Ceradyne, Inc.	494,778
373,388		Cooper Industries Ltd.	14,748,826
10,700		Danaher Corp.	827,110
55,000	@@	Nikon Corp.	1,610,028
6,900	L	Quixote Corp.	56,787
70,262		SPX Corp.	9,255,613
41,700		Teleflex, Inc.	2,318,103

			33,544,527

		Oil & Gas: 7.8%
11,200	@,L	Brigham Exploration Co.	177,296
4,200	@,@@	Canadian Natural Resources Ltd.	424,102
30,900	@@	Canadian Natural Resources Ltd.	3,055,758
175,816		Chesapeake Energy Corp.	11,596,823
23,929	@	Comstock Resources, Inc.	2,020,325
77,744	@	Denbury Resources, Inc.	2,837,656
237,737		ENSCO International, Inc.	19,194,885

See Accompanying Notes to Financial Statements

122

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
6,500	@	Forest Oil Corp.	$484,250
500	@,L	Grey Wolf, Inc.	4,515
168,624	L	Holly Corp.	6,225,598
13,400		Hugoton Royalty Trust	495,800
1,900		Murphy Oil Corp.	186,295
349,760	@,@@,	Nabors Industries Ltd.	17,218,685
	L
172,674	@@	Oil Search Ltd.	1,126,660
722,732	@,L	Parker Drilling Co.	7,234,547
227,213	L	Patterson-UTI Energy, Inc.	8,188,757
48,699	@	Pioneer Drilling Co.	916,028
215,429	@	Pride International, Inc.	10,187,637
79,559	@,L	Rosetta Resources, Inc.	2,267,432
80,412		Rowan Cos., Inc.	3,759,261
55,335	@,L	Swift Energy Co.	3,655,430
93,698	L	Tesoro Petroleum Corp.	1,852,409
60,750		Valero Energy Corp.	2,501,685

			105,611,834

		Oil & Gas Services: 5.5%
369,951	@	Dresser-Rand Group, Inc.	14,465,084
154,670	@	Helix Energy Solutions Group, Inc.	6,440,459
300,227	@	ION Geophysical Corp.	5,238,961
5,100		Lufkin Industries, Inc.	424,728
155,600	@@	Maire Tecnimont S.p.A.	1,041,696
92,041	@	National Oilwell Varco, Inc.	8,165,878
1,532,242	@,L	Newpark Resources	12,043,422
539,000	@,L	Weatherford International Ltd.	26,729,010
9,100	@,@@	Willbros Group, Inc	398,671

			74,947,909

		Packaging & Containers: 0.4%
131,400	@	Owens-Illinois, Inc.	5,478,066

			5,478,066

		Pharmaceuticals: 2.1%
2,600		Abbott Laboratories	137,722
125,017	@	Akorn, Inc.	413,806
117,882		Allergan, Inc.	6,135,758
2,900	@,L	Amylin Pharmaceuticals, Inc.	73,631
29,669	@,L	Ardea Biosciences, Inc.	380,357
95,755	@,L	Cubist Pharmaceuticals, Inc.	1,710,184
538,849	@	Endo Pharmaceuticals Holdings, Inc.	13,034,757
63,630	@@	Grifols SA	2,026,632
8,400	@,L	Obagi Medical Products, Inc.	71,820
102,100	@@	Teva Pharmaceutical Industries Ltd. ADR	4,676,180
3,176	@,L	Trubion Pharmaceuticals, Inc.	14,165

			28,675,012

		Real Estate: 0.3%
2,433,480	@@	Ayala Land, Inc.	518,562
64,149	@@	Capital & Regional PLC	242,411
100	@@	Cyrela Commercial Properties SA Empreendimentos e Participacoes	680
270,000	@@,L	Hopson Development Holdings Ltd.	305,019
1,285,000	@@	Megaworld Corp.	34,771
1,724,400	@@,L	New World China Land Ltd.	892,046
336,000	@@	Robinsons Land Corp.	55,217
248,000	@@	Shun TAK Holdings Ltd.	232,464
98,400	@@	Songbird Estates PLC	225,477
198,000	@@	SPG Land Holdings Ltd.	95,447
28,312	L	WP Carey & Co., LLC	812,838

			3,414,932

		Retail: 5.8%
300,900	@@,L	ABC-Mart, Inc.	7,742,970
143,000	@@	Belle International Holdings	129,025
50,300	@,L	BJ’s Wholesale Club, Inc.	1,946,610
82,380		Brown Shoe Co., Inc.	1,116,249
112,000	@@	Cafe de Coral Holdings Ltd.	200,998
2,576,000	@@,L	China Dongxiang Group Co.	1,044,507
53,910	@	Copart, Inc.	2,308,426
265,635	@,L	GameStop Corp.	10,731,654
19,457	@@	Gitanjali Gems Ltd.	113,347
387,936	@,L	HOT Topic, Inc.	2,098,734
100	@@,L	Inditex SA	4,584
842,500	@@	Jollibee Foods Corp.	646,808
57,540	@,@@	Koutons Retail India Ltd.	991,881
52,500	L	Liz Claiborne, Inc.	742,875
200	@@	Nafco Co., Ltd.	3,107
32,350	@@	Nitori Co., Ltd.	1,661,833
4,600	@@	Otsuka Kagu Ltd.	50,664
66,907	@@	Pantaloon Retail India Ltd.	548,310
47,363	@	Papa John’s International, Inc.	1,259,382
33,051	@,L	PF Chang’s China Bistro, Inc.	738,359
8,100	@@	Plant Co., Ltd.	25,402
223,987		Ross Stores, Inc.	7,956,018
14,100	@@	Ryohin Keikaku Co., Ltd.	754,871
303,918	@,L	Sally Beauty Holdings, Inc.	1,963,310
86,253	@,L	Sonic Corp.	1,276,544
87,300	@@,L	St. Marc Holdings Co., Ltd.	3,748,469
73,700	@	Starbucks Corp.	1,160,038
29,600		TJX Cos., Inc.	931,512
96,300	@@	Tsuruha Holdings, Inc.	3,158,849
49,900	@@	Valor Co., Ltd.	468,777
411,400		Wal-Mart Stores, Inc.	23,120,680

			78,644,793

		Semiconductors: 4.5%
100	@@	Aixtron AG	1,024
647,383		Altera Corp.	13,400,828
31,934	@,L	Anadigics, Inc.	314,550
150,945	@,L	ATMI, Inc.	4,214,384
35,014	@	AuthenTec, Inc.	364,846
116,473	@,L	Cree, Inc.	2,656,749
664,532	@@	Epistar Corp.	1,197,783
1,704,000	@,@@	Formosa Epitaxy, Inc.	1,358,636
353,817	L	Intersil Corp.	8,604,829
101,100	@@	Kontron AG	1,376,400
120,000	@,L	Lam Research Corp.	4,338,000
32,100		National Semiconductor Corp.	659,334
58,200	@,L	Omnivision Technologies, Inc.	703,638
926,289	@,@@	Opto Technology Corp.	771,238
49,289	@	Pericom Semiconductor Corp.	731,449
940,227	@,L	PMC — Sierra, Inc.	7,192,737
190,900	@@	Powertech Technology, Inc.	667,465
292,350	@@	Richtek Technology Corp.	2,263,438
6,370	@,L	Rubicon Technology, Inc.	129,438
18,391	@	Techwell, Inc.	226,577
195,000	@@	Tekcore Co., Ltd.	145,391
409,108	L	Xilinx, Inc.	10,329,977

			61,648,711

See Accompanying Notes to Financial Statements

123

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Software: 3.8%
337,000	@	Adobe Systems, Inc.	$13,274,430
89,271	@,L	Allscripts Healthcare Solutions, Inc.	1,107,853
71,775	@	Ansys, Inc.	3,382,038
180,750	@	Aspen Technology, Inc.	2,403,975
75,123	@,L	Athenahealth, Inc.	2,310,783
313,200	@,@@	Autonomy Corp. PLC	5,614,286
30,500	@@	Datacash Group PLC	171,957
140,944	@,L	Eclipsys Corp.	2,587,732
3,364	@@	Educomp Solutions Ltd.	202,252
21,859	@	Electronic Arts, Inc.	971,195
276,027	@,L	Interactive Intelligence, Inc.	3,212,954
3,368,000	@@,L	Kingdee International Software Group Co., Ltd.	693,086
56,000	@,@@, L	Longtop Financial Technologies Ltd. ADR	927,360
75,900	@@	Nihon Unisys Ltd.	1,172,489
58	@	Omnicell, Inc.	764
337,000	@	Oracle Corp.	7,077,000
3,611	L	Quality Systems, Inc.	105,730
26,700	@	Solera Holdings, Inc.	738,522
69,800	@,@@	UbiSoft Entertainment	6,104,158
20,200	@,@@	Vizrt Ltd.	98,164

			52,156,728

		Telecommunications: 3.9%
161,617	L	Adtran, Inc.	3,852,949
500	@,@@	Africa Cellular Towers Ltd.	105
128	@	Airspan Networks, Inc.	96
100	@,@@	Alvarion Ltd.	706
210,339	@,L	Comtech Telecommunications	10,306,611
1,280,851	@,L	Juniper Networks, Inc.	28,409,276
63,000	@@	Nokia OYJ ADR	1,543,500
97,388	@,L	Polycom, Inc.	2,372,372
100		Sprint Nextel Corp.	950
184,400		Verizon Communications, Inc.	6,527,760

			53,014,325

		Textiles: 0.0%
14,000	@@	Kuraray Co., Ltd.	167,045

			167,045

		Toys/Games/Hobbies: 0.7%
121,348		Hasbro, Inc.	4,334,551
171,742	@,L	Marvel Entertainment, Inc.	5,519,788

			9,854,339

		Transportation: 0.5%
116,300		CSX Corp.	7,304,803
24,598	@@	Transport Corp. of India Ltd.	42,518

			7,347,321

		Venture Capital: 0.0%
7,900	@@	Jafco Co., Ltd.	270,479

			270,479

		Total Common Stock (Cost $1,237,077,136)	1,263,751,768

REAL ESTATE INVESTMENT TRUSTS: 0.6%

		Diversified: 0.0%
1	@@	British Land Co. PLC	14

			14

		Health Care: 0.5%
322,126		Senior Housing Properties Trust	6,291,121

			6,291,121

		Office Property: 0.0%
9,000		SL Green Realty Corp.	744,480

			744,480

		Regional Malls: 0.1%
24,900	L	General Growth Properties, Inc.	872,247

			872,247

		Total Real Estate Investment Trusts (Cost $9,138,813)	7,907,862

		Total Long-Term Investments (Cost $1,246,215,949)	1,271,659,630

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 22.0%

		U.S. Government Agency Obligations: 5.2%
$71,041,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$71,037,448

		Total U.S. Government Agency Obligations (Cost $71,037,448)	71,037,448

		Securities Lending CollateralCC: 16.8%
229,147,682		Bank of New York Mellon Corp. Institutional Cash Reserves	229,147,682

		Total Securities Lending Collateral (Cost $229,147,682)	229,147,682

		Total Short-Term Investments (Cost $300,185,130)	300,185,130

	Total Investments in Securities
	(Cost $1,546,401,079)*	115.4%	$1,571,844,760
	Other Assets and Liabilities - Net	(15.4)	(209,780,185)

	Net Assets	100.0%	$1,362,064,575

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $1,554,144,396.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$117,888,181
Gross Unrealized Depreciation	(100,187,817)

Net Unrealized Appreciation	$17,700,364

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally

See Accompanying Notes to Financial Statements

124

PORTFOLIO OF INVESTMENTS
ING FMRsm Diversified Mid Cap Portfolio
as of June 30, 2008 (Unaudited) (continued)

accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$1,336,823,712	$—
Level 2 — Other Significant Observable Inputs	235,021,048	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,571,844,760	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

125

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio
as of June 30, 2008 (Unaudited)

Investment Type Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 31.8%

		Banks: 1.6%
200,000		Bank of America Corp.	$4,774,000
200,000	@@	HSBC Holdings PLC	3,079,504
150,000		Wells Fargo & Co.	3,562,500

			11,416,004

		Chemicals: 0.4%
75,000		Dow Chemical Co.	2,618,250

			2,618,250

		Diversified Financial Services: 0.7%
100,000		JPMorgan Chase & Co.	3,431,000
40,000		Merrill Lynch & Co., Inc.	1,268,400

			4,699,400

		Electric: 11.0%
85,000		Ameren Corp.	3,589,550
80,000		American Electric Power Co., Inc.	3,218,400
50,000		Centerpoint Energy, Inc.	802,500
120,000		Consolidated Edison, Inc.	4,690,800
200,000		Dominion Resources, Inc.	9,498,000
400,000		Duke Energy Corp.	6,952,000
60,000		FirstEnergy Corp.	4,939,800
60,000		FPL Group, Inc.	3,934,800
200,000		PG&E Corp.	7,938,000
99,600		Pinnacle West Capital Corp.	3,064,692
19,016		PNM Resources, Inc.	227,431
100,000		Portland General Electric Co.	2,252,000
75,000		Progress Energy, Inc.	3,137,250
200,000		Public Service Enterprise Group, Inc.	9,186,000
110,000		Puget Energy, Inc.	2,638,900
287,577		Southern Co.	10,042,189
125,000		TECO Energy, Inc.	2,686,250

			78,798,562

		Gas: 1.0%
80,000		AGL Resources, Inc.	2,766,400
100,000		Atmos Energy Corp.	2,757,000
40,000		NiSource, Inc.	716,800
13,500		Sempra Energy	762,075

			7,002,275

		Healthcare — Products: 1.1%
120,000		Johnson & Johnson	7,720,800

			7,720,800

		Mining: 0.0%
2,991	@@	Anglogold Ashanti Ltd. ADR	101,515

			101,515

		Miscellaneous Manufacturing: 1.7%
56,200		3M Co.	3,910,958
310,000		General Electric Co.	8,273,900

			12,184,858

		Oil & Gas: 5.1%
65,000	@@	BP PLC ADR	4,522,050
212,300	@@	Canadian Oil Sands Trust	11,450,917
70,000		Chevron Corp.	6,939,100
100,000		ConocoPhillips	9,439,000
50,000	@@	Royal Dutch Shell PLC ADR — Class A	4,085,500

			36,436,567

		Pharmaceuticals: 3.2%
125,000		Bristol-Myers Squibb Co.	2,566,250
200,000		Merck & Co., Inc.	7,538,000
600,000		Pfizer, Inc.	10,482,000
40,000		Wyeth	1,918,400

			22,504,650

		Pipelines: 0.9%
130,000		Spectra Energy Corp.	3,736,200
75,000	@@	TransCanada Corp.	2,905,266

			6,641,466

		Retail: 0.6%
70,000		Home Depot, Inc.	1,639,400
55,000		Target Corp.	2,556,950

			4,196,350

		Savings & Loans: 0.0%
50,000		Washington Mutual, Inc.	246,500

			246,500

		Semiconductors: 2.4%
500,000		Intel Corp.	10,740,000
200,000		Maxim Integrated Products	4,230,000
70,000		Microchip Technology, Inc.	2,137,800

			17,107,800

		Telecommunications: 2.1%
345,000		AT&T, Inc.	11,623,050
100,000		Verizon Communications, Inc.	3,540,000

			15,163,050

		Total Common Stock (Cost $239,807,611)	226,838,047

REAL ESTATE INVESTMENT TRUSTS: 0.3%

		Diversified: 0.1%
40,000		Duke Realty Corp.	898,000

			898,000

See Accompanying Notes to Financial Statements

126

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Mortgage: 0.2%
24,900		CapitalSource, Inc.	$275,892
85,900		iStar Financial, Inc.	1,134,739

			1,410,631

		Total Real Estate Investment Trusts (Cost $4,374,575)	2,308,631

PREFERRED STOCK: 10.6%

		Auto Manufacturers: 0.2%
120,000	P	General Motors Corp.	1,591,200

			1,591,200

		Banks: 0.7%
4,270		Bank of America Corp.	3,778,950
1,500		Wachovia Corp.	1,322,070

			5,101,020

		Diversified Financial Services: 4.5%
35,000	P	Citigroup, Inc.	1,531,250
175,000		Comcast Corp.	3,358,373
81,000		Legg Mason, Inc.	3,405,240
11,370		Lehman Brothers Holdings, Inc., Series P	9,146,369
10,000		Lehman Brothers Holdings, Inc., Series Q	7,665,000
100,000	#	Morgan Stanley	7,230,000

			32,336,232

		Electric: 0.4%
50,000	P	CMS Energy Trust I	2,429,905

			2,429,905

		Insurance: 0.6%
65,000		American International Group, Inc.	3,853,850

			3,853,850

		Pharmaceuticals: 0.5%
20,000		Schering-Plough Corp.	3,830,200

			3,830,200

		Savings & Loans: 0.4%
5,000		Washington Mutual, Inc.	2,971,700

			2,971,700

		Sovereign: 3.3%
200,000	P	Federal Home Loan Mortgage Corporation	4,860,000
50	P	Federal National Mortgage Association	3,012,500
100,000	P	Federal National Mortgage Association, Series Q	2,130,000
194,760	P	Federal National Mortgage Association, Series R	4,654,764
197,000	P	Federal National Mortgage Association, Series S	4,521,150
113,600		Federal National Mortgage Association	4,350,880

			23,529,294

		Total Preferred Stock (Cost $89,540,169)	75,643,401

Principal
Amount			Value

CONVERTIBLE BONDS: 1.1%

		Diversified Financial Services: 0.7%
$100,000	#	Goldman Sachs Group, Inc., 10.000%, due 02/27/09	$4,680,800

			4,680,800

		Semiconductors: 0.4%
4,000,000	#	Advanced Micro Devices, Inc., 5.750%, due 08/15/12	2,965,000

			2,965,000

		Total Convertible Bonds (Cost $8,709,150)	7,645,800

CORPORATE BONDS/NOTES: 45.9%

		Aerospace/Defense: 0.2%
1,300,000	C	L-3 Communications Corp., 5.875%, due 01/15/15	1,205,750

			1,205,750

		Auto Manufacturers: 0.2%
1,500,000		Ford Motor Co., 7.450%, due 07/16/31	881,250
500,000	C,L	General Motors Corp., 8.375%, due 07/15/33	298,750

			1,180,000

		Auto Parts & Equipment: 0.7%
1,492,500		Allison Transmission, Inc., 4.500%, due 08/07/14	1,335,788
3,969,925		U.S. Investigations Services, Inc., 5.551%, due 04/01/15	3,685,412

			5,021,200

		Banks: 0.2%
1,325,000	C	Wells Fargo Capital XIII, 7.700%, due 12/29/49	1,318,396

			1,318,396

		Building Materials: 0.3%
2,300,000	#,C	Nortek, Inc., 10.000%, due 12/01/13	2,208,000

			2,208,000

		Chemicals: 0.5%
EUR 3,000,000	@@,#, C	Ineos Group Holdings PLC, 7.875%, due 02/15/16	3,081,998
$700,000	C	Johnsondiversey, Inc., 9.625%, due 05/15/12	710,500

			3,792,498

		Commercial Services: 0.3%
2,000,000	C	Hertz Corp., 8.875%, due 01/01/14	1,840,000

			1,840,000

		Computers: 1.0%
6,500,000	#,C	Ceridian Corp., 11.250%, due 11/15/15	5,915,000
800,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	812,000
800,000	C	SunGard Data Systems, Inc., 10.250%, due 08/15/15	808,000

			7,535,000

		Diversified Financial Services: 8.5%
1,000,000		American Express Co., 7.000%, due 03/19/18	1,014,047
3,000,000	@@,#, C	CEVA Group PLC, 10.000%, due 09/01/14	3,097,500

See Accompanying Notes to Financial Statements

127

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Diversified Financial Services (continued)
$1,000,000		Ford Motor Credit Co., 7.250%, due 10/25/11	$775,491
16,000,000		Ford Motor Credit Co., 7.375%, due 10/28/09	14,576,798
4,500,000		Ford Motor Credit Co., 7.875%, due 06/15/10	3,885,858
2,000,000		Ford Motor Credit Co., 9.750%, due 09/15/10	1,744,580
2,000,000		Ford Motor Credit Co., 9.875%, due 08/10/11	1,686,190
10,000,000		General Motors Acceptance Corp., 5.625%, due 05/15/09	9,260,840
1,300,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	934,756
2,800,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	1,918,944
9,700,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	8,297,574
4,000,000	C	JPMorgan Chase & Co., 7.900%, due 04/29/49	3,761,720
4,400,000		Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	4,204,974
4,000,000		Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	3,879,208
1,976,000	#,C	Residential Capital, LLC, 9.625%, due 05/15/15	968,240
400,000	+,C,L	Vanguard Health Holding Co. I, LLC, Discount Note, (Step Rate 11.250%) due 10/01/15	354,000

			60,360,720

		Electric: 4.0%
8,100,000	&,#, C	Energy Future Holdings, 11.250%, due 11/01/17	8,120,250
2,000,000	@@,#, C	Intergen NV, 9.000%, due 06/30/17	2,080,000
1,900,000		PNM Resources, Inc., 9.250%, due 05/15/15	1,971,250
3,000,000	C	Public Service Co. of New Mexico, 7.950%, due 05/15/18	3,091,890
1,000,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	980,000
1,100,000	C,L	Reliant Energy, Inc., 7.875%, due 06/15/17	1,080,750
2,982,500		Texas Competitive Electric Holdings Co., LLC, 5.349%, due 10/24/14	2,766,889
4,300,000	#,C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	4,235,500
4,000,000	&,#,C	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	3,890,000
500,000		TXU Corp. TL, 6.478%, due 10/31/14	463,854

			28,680,383

		Electronics: 0.8%
2,000,000	@@,C, L	Flextronics International Ltd., 6.250%, due 11/15/14	1,880,000
1,250,000	@@,C, L	NXP BV/NXP Funding, LLC, 9.500%, due 10/15/15	1,090,625
2,050,000	C	Sanmina-SCI Corp., 6.750%, due 03/01/13	1,850,125
1,000,000	C	Sanmina-SCI Corp., 8.125%, due 03/01/16	905,000

			5,725,750

		Environmental Control: 1.0%
2,500,000	C	Allied Waste North America, Inc., 6.875%, due 06/01/17	2,456,250
900,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	900,000
3,500,000	C,L	Allied Waste North America, Inc., 7.375%, due 04/15/14	3,570,000

			6,926,250

		Food: 0.2%
1,300,000	C	Dole Food Co., Inc., 8.625%, due 05/01/09	1,244,750

			1,244,750

		Healthcare — Products: 0.7%
120,000		Bausch & Lomb, Inc, 3.250%, due 04/26/15	117,863
957,600		Bausch & Lomb, Inc, 6.563%, due 04/26/15	940,543
120,000		Bausch & Lomb, Inc., 5.946%, due 04/26/15	117,863
3,700,000	#,C,L	Bausch & Lomb, Inc., 9.875%, due 11/01/15	3,727,750

			4,904,019

		Healthcare — Services: 4.0%
2,500,000	C	Community Health Systems, Inc., 8.875%, due 07/15/15	2,528,125
4,000,000	C	DaVita, Inc., 7.250%, due 03/15/15	3,910,000
2,000,000	C	HCA, Inc., 6.500%, due 02/15/16	1,675,000
1,300,000	C,L	HCA, Inc., 9.250%, due 11/15/16	1,342,250
4,500,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	4,331,250
2,500,000	C	Tenet Healthcare Corp., 7.375%, due 02/01/13	2,362,500
10,000,000	C	Tenet Healthcare Corp., 9.250%, due 02/01/15	9,850,000
3,160,000	&,C	US Oncology Holdings, Inc., 7.949%, due 03/15/12	2,512,200

			28,511,325

		Home Builders: 0.7%
1,250,000	C	Beazer Homes USA, Inc., 6.875%, due 07/15/15	900,000
1,500,000	C	D.R. Horton, Inc., 5.625%, due 01/15/16	1,177,500
1,000,000	C	DR Horton, Inc., 6.500%, due 04/15/16	828,750
2,500,000	C	KB Home, 5.750%, due 02/01/14	2,103,125

			5,009,375

		Household Products/Wares: 0.2%
1,500,000	+,C,L	Johnsondiversey Holdings, Inc., Discount Note, (Step Rate 10.670%), due 05/15/13	1,500,000

			1,500,000

See Accompanying Notes to Financial Statements

128

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Insurance: 1.7%
$6,500,000	#,C	American International Group, Inc., 8.175%, due 05/15/58	$6,133,550
6,000,000	#,C	Liberty Mutual Group, Inc., 10.750%, due 06/15/58	5,757,366

			11,890,916

		Lodging: 0.4%
1,700,000	C	MGM Mirage, 6.625%, due 07/15/15	1,372,750
2,000,000	C	MGM Mirage, 6.750%, due 04/01/13	1,735,000

			3,107,750

		Machinery — Construction & Mining: 0.6%
4,000,000	C	Terex Corp., 8.000%, due 11/15/17	3,990,000

			3,990,000

		Media: 6.4%
1,100,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	1,045,000
5,000,000	@@,C	CanWest Media, Inc., 8.000%, due 09/15/12	4,475,000
5,000,000	+,C,L	CCH I Holdings, LLC, Discount Note, (Step Rate 11.750%), due 05/15/14	3,075,000
5,000,000	+,C,L	CCH I Holdings, LLC, Discount Note, (Step Rate 13.500%), due 01/15/14	3,575,000
5,000,000	C,L	CCH I, LLC, 11.000%, due 10/01/15	3,731,250
5,600,000	C,L	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	5,446,000
5,000,000	+,C	Dex Media, Inc., Discount Note, (Step Rate 9.000%), due 11/15/13	3,600,000
1,000,000	C	Dex Media, Inc., 8.000%, due 11/15/13	735,000
5,200,000	#,C	DirecTV Holdings, LLC/DirecTV Financing Co., 7.625%, due 05/15/16	5,148,000
6,000,000	#,C	Echostar DBS Corp., 7.750%, due 05/31/15	5,865,000
2,600,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	1,560,000
1,000,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	605,000
5,000,000	#,C	R.H. Donnelley Corp., 8.875%, due 10/15/17	3,000,000
3,750,000	&,#,C, L	Univision Communications, Inc., 9.750%, due 03/15/15	2,775,000
900,000	C,L	XM Satellite Radio, Inc., 9.750%, due 05/01/14	864,000

			45,499,250

		Miscellaneous Manufacturing: 0.5%
1,000,000	C	RBS Global, Inc. and Rexnord Corp., 8.875%, due 09/01/16	940,000
1,200,000	C,L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	1,158,000
2,323,014		Rexnord Corp., 9.676%, due 02/20/13	1,858,412

			3,956,412

		Oil & Gas: 4.1%
1,000,000	C	Callon Petroleum Co., 9.750%, due 12/08/10	990,000
4,000,000	C	Chesapeake Energy Corp., 6.250%, due 01/15/18	3,700,000
6,000,000	C	Chesapeake Energy Corp., 7.250%, due 12/15/18	5,865,000
1,700,000	C	Mariner Energy, Inc., 7.500%, due 04/15/13	1,657,500
2,000,000	C	Newfield Exploration Co., 6.625%, due 04/15/16	1,845,000
2,500,000	@@,C	OPTI Canada, Inc., 7.875%, due 12/15/14	2,481,250
4,200,000	#,C	PetroHawk Energy Corp., 7.875%, due 06/01/15	4,121,250
1,900,000	C	Pioneer Natural Resources Co., 6.875%, due 05/01/18	1,792,840
2,000,000	C	Sabine Pass LNG LP, 7.250%, due 11/30/13	1,830,000
2,500,000	C	Sabine Pass LNG LP, 7.500%, due 11/30/16	2,262,500
3,000,000	#,C	W&T Offshore, Inc., 8.250%, due 06/15/14	2,910,000

			29,455,340

		Oil & Gas Services: 0.3%
2,000,000	C	Sesi, LLC, 6.875%, due 06/01/14	1,920,000

			1,920,000

		Packaging & Containers: 0.5%
1,500,000	C	Berry Plastics Holding Corp., 8.875%, due 09/15/14	1,305,000
1,610,417		Berry Plastics Holding Corp., 9.727%, due 06/15/14	1,167,552
1,700,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	1,491,750

			3,964,302

		Pipelines: 1.8%
5,000,000		Dynegy Holdings, Inc., 6.875%, due 04/01/11	4,968,750
2,500,000		Dynegy Holdings, Inc., 7.750%, due 06/01/19	2,287,500
4,500,000	C	El Paso Corp., 7.250%, due 06/01/18	4,455,000
1,500,000	C,L	El Paso Corp., 7.750%, due 01/15/32	1,510,176

			13,221,426

		Real Estate: 1.3%
1,400,000	C	Host Marriott LP, 6.375%, due 03/15/15	1,246,000
4,500,000		iStar Financial, Inc., 3.291%, due 10/01/12	3,532,500
5,000,000	C	iStar Financial, Inc., 8.625%, due 06/01/13	4,579,415

			9,357,915

		Retail: 1.2%
5,500,000	C,L	Dollar General Corp., 10.625%, due 07/15/15	5,472,500
3,000,000	&,C,L	Dollar General Corp., 11.875%, due 07/15/17	2,850,000

			8,322,500

See Accompanying Notes to Financial Statements

129

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Savings & Loans: 0.2%
$1,750,000	#,C	Washington Mutual IV, 9.750%, due 10/29/49	$1,380,071

			1,380,071

		Semiconductors: 1.1%
5,000,000	C	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	4,087,500
5,000,000	C,L	Freescale Semiconductor, Inc., 10.125%, due 12/15/16	3,837,500

			7,925,000

		Software: 1.4%
3,714,650		First Data Corp., 5.231%, due 09/24/14	3,420,728
398,358		First Data Corp., 5.556%, due 09/24/14	367,035
5,200,000	#,C, L	First Data Corp., 9.875%, due 09/24/15	4,530,500
1,861,980		First Data Processing Corp., 5.552%, due 09/24/14	1,717,418

			10,035,681

		Telecommunications: 0.9%
2,500,000	@@,#, C	Digicel Group Ltd., 8.875%, due 01/15/15	2,365,625
4,000,000	@@,#, C	Nortel Networks Ltd., 10.750%, due 07/15/16	3,980,000

			6,345,625

		Total Corporate Bonds/Notes (Cost $349,346,992)	327,335,604

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.1%

		Federal Home Loan Mortgage Corporation: 1.3%
4,418,722		5.000%, due 10/01/36	4,244,131
4,722,125		5.500%, due 06/01/37	4,657,196

			8,901,327

		Federal National Mortgage Association: 0.8%
1,078,178		6.000%, due 03/01/36	1,089,444
4,553,750		6.000%, due 07/01/37	4,600,365

			5,689,809

		Total U.S. Government Agency Obligations (Cost $14,426,416)	14,591,136

		Total Long-Term Investments (Cost $706,204,913)	654,362,619

SHORT-TERM INVESTMENTS: 4.8%

		Securities Lending CollateralCC: 4.8%
34,333,542		Bank of New York Mellon Corp. Institutional Cash Reserves	34,333,542

		Total Short-Term Investments (Cost $34,333,542)	34,333,542

	Total Investments in Securities
	(Cost $740,538,455)*	96.6%	$688,696,161
	Other Assets and Liabilities - Net	3.4	24,472,334

	Net Assets	100.0%	$713,168,495

@@	Foreign Issuer
&	Payment-in-kind
ADR	American Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
EUR	EU Euro

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$18,252,171
Gross Unrealized Depreciation	(70,094,465)

Net Unrealized Depreciation	$(51,842,294)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$256,170,716	$—
Level 2 — Other Significant Observable Inputs	419,084,667	—
Level 3 — Significant Unobservable Inputs	13,440,778	—

Total	$688,696,161	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

130

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio
as of June 30, 2008 (Unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments**

Balance at 12/31/07	$14,710,670	$—
Net purchases/sales	618,183	—
Total realized and unrealized gain (loss)	(1,888,075)	—
Transfers in and/or out of Level 3	—	—

Balance at 06/30/08	$13,440,778	$—

**	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(318,871). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

131

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 88.2%

		Aerospace/Defense: 0.1%
38,220	@	Gencorp, Inc.	$273,655

			273,655

		Agriculture: 8.4%
124,403		Altria Group, Inc.	2,557,726
294,139	@@	British American Tobacco PLC	10,145,974
82	@@	British American Tobacco PLC ADR	5,679
248,405	@@	Imperial Tobacco Group PLC	9,227,891
740	@@	Japan Tobacco, Inc.	3,155,994
49,921	@@	KT&G Corp.	4,297,521
87,761		Philip Morris International, Inc.	4,334,516
120,607		Reynolds American, Inc.	5,628,729

			39,354,030

		Airlines: 0.3%
62,663	@,@@	ACE Aviation Holdings, Inc.	986,311
565	@,@@, #	ACE Aviation Holdings, Inc.	8,893
77,125	@	Northwest Airlines Corp.	513,653

			1,508,857

		Auto Manufacturers: 1.1%
33,488	@@	DaimlerChrysler AG	2,072,895
463,721	I	Cerberus FIM Investors I Auto Finance LLC	241,465
463,721	I	Cerberus FIM Investors II Auto Finance LLC	241,465
231,860	I	Cerberus FIM Investors IIII Auto Finance LLC	120,732
225,473		General Motors Corp.	2,592,940

			5,269,497

		Auto Parts & Equipment: 0.6%
9,121	@	Dana Holding Corp.	48,797
104,118	@	Goodyear Tire & Rubber Co.	1,856,424
60,775	@	Lear Corp.	861,790

			2,767,011

		Banks: 4.7%
98,792	@@	Banco Popolare Scarl	1,745,295
119,553	@@	Danske Bank A/S	3,442,498
309,093	@@	Fortis	4,909,779
62,936	@,@@	Fortis — Strip VVPR	991
47,924	@	Guaranty Bancorp	172,526
369,228	@@	Intesa Sanpaolo S.p.A.	2,099,008
107,696	@@	Mitsubishi UFJ Financial Group, Inc.	951,757
28,166	@@	Societe Generale	2,441,970
57,841	@@	Swedbank AB	1,111,359
184,608		US Bancorp.	5,148,717

			22,023,900

		Beverages: 3.5%
48,286		Anheuser-Busch Cos., Inc.	2,999,526
145		Brown-Forman Corp. — Class A	11,023
17,298		Brown-Forman Corp. — Class B	1,307,210
23,073	@@	Carlsberg A/S	2,222,616
200,078		Coca-Cola Enterprises, Inc.	3,461,349
67,753	@	Dr Pepper Snapple Group, Inc.	1,421,458
49,078	@@	Pernod-Ricard SA	5,008,174

			16,431,356

		Building Materials: 0.4%
1,702	@	Armstrong World Industries, Inc.	49,732
84,288	@	Owens Corning, Inc.	1,917,552

			1,967,284

		Chemicals: 0.9%
65,050		Huntsman Corp.	741,570
37,047	@@	Koninklijke DSM NV	2,171,397
9,159	@@	Linde AG	1,287,632

			4,200,599

		Commercial Services: 1.1%
51,122	@	Alliance Data Systems Corp.	2,890,949
76,541		H&R Block, Inc.	1,637,977
36,372		Hillenbrand, Inc.	778,361

			5,307,287

		Computers: 2.8%
345,518	@	Dell, Inc.	7,559,934
40,390		Diebold, Inc.	1,437,076
121,187		Electronic Data Systems Corp.	2,986,048
30,166	@	Lexmark International, Inc.	1,008,449

			12,991,507

		Diversified Financial Services: 2.0%
46,876		American Express Co.	1,765,819
133,405		CIT Group, Inc.	908,488
24,500		Federal National Mortgage Association	477,995
63,376		JPMorgan Chase & Co.	2,174,431
18,174		Legg Mason, Inc.	791,841
158,397	@	SLM Corp.	3,064,982

			9,183,556

See Accompanying Notes to Financial Statements

132

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Electric: 5.0%
95,464		Constellation Energy Group, Inc.	$7,837,594
15,879	@@	E.ON AG	3,198,830
93,433		Energy East Corp.	2,309,664
37,839		Exelon Corp.	3,403,996
65,762	@@	Iberdrola SA	876,202
8,450		NorthWestern Corp.	214,799
30,774	@@	RWE AG	3,871,850
21,870	@@	Suez SA	1,482,517

			23,195,452

		Electronics: 1.7%
105,796	@@	Koninklijke Philips Electronics NV	3,582,830
123,130	@@	Tyco Electronics Ltd.	4,410,517

			7,993,347

		Food: 7.6%
311,078	@@	Cadbury PLC	3,919,069
63,564	@@	Carrefour SA	3,582,972
32,690		General Mills, Inc.	1,986,571
32,461	@@	Groupe Danone	2,271,435
158,359		Kraft Foods, Inc.	4,505,314
165,764		Kroger Co.	4,785,607
155,930	@@	Nestle SA	7,026,934
590,911	@@	Orkla ASA	7,571,618

			35,649,520

		Forest Products & Paper: 3.9%
404,535	@,@@	Domtar Corp.	2,204,716
238,736		International Paper Co.	5,562,549
53,357		MeadWestvaco Corp.	1,272,031
1,861	@@	Mondi Ltd.	11,350
93,827		Temple-Inland, Inc.	1,057,430
154,538		Weyerhaeuser Co.	7,903,073

			18,011,149

		Healthcare — Products: 1.2%
100,759	@@	Covidien Ltd.	4,825,349
34,605		Hill-Rom Holdings, Inc.	933,643

			5,758,992

		Healthcare — Services: 2.2%
63,300	@	Community Health Systems, Inc.	2,087,634
3,241	@,I	Kindred Healthcare, Inc.	93,211
76,340	@,@@	MDS, Inc.	1,240,516
63,972		Quest Diagnostics	3,100,723
652,722	@	Tenet Healthcare Corp.	3,629,134

			10,151,218

		Holding Companies — Diversified: 0.7%
378,924	@@	Keppel Corp., Ltd.	3,108,113

			3,108,113

		Home Builders: 0.0%
41,817		Beazer Homes USA, Inc.	232,921

			232,921

		Insurance: 8.2%
5,638	@	Alleghany Corp.	1,872,098
14,691	@@	Allianz AG	2,582,122
108,013		American International Group, Inc.	2,858,024
2	@	Berkshire Hathaway, Inc. — Class A	241,500
3,253	@	Berkshire Hathaway, Inc. — Class B	13,051,036
115,175	@	Conseco, Inc.	1,142,536
15,743		Hartford Financial Services Group, Inc.	1,016,526
151,928		Old Republic International Corp.	1,798,828
34,511		Prudential Financial, Inc.	2,061,687
33,025		Travelers Cos., Inc.	1,433,285
18,275		White Mountains Insurance Group Ltd.	7,839,975
8,493	@@	Zurich Financial Services AG	2,164,481

			38,062,098

		Leisure Time: 0.4%
53,975		Harley-Davidson, Inc.	1,957,134

			1,957,134

		Lodging: 0.2%
7,227	@	Trump Entertainment Resorts, Inc.	13,804
40,756		Wyndham Worldwide Corp.	729,940

			743,744

		Media: 6.6%
62,133	@	Cablevision Systems Corp.	1,404,206
498,468		Comcast Corp. — Special Class A	9,351,253
15,009	@	Liberty Media Corp. — Capital Shares A	216,130
35,732	@	Liberty Media Corp. — Entertainment	865,786
512,610		News Corp. — Class A	7,709,654
54,167	@	Time Warner Cable, Inc.	1,434,342
377,788		Time Warner, Inc.	5,591,262
90,296	@	Viacom — Class B	2,757,640
157,145	@@	WPP Group PLC	1,501,619

			30,831,892

		Metal Fabricate/Hardware: 0.1%
18,505	@@	SKF AB — B Shares	288,403

			288,403

		Mining: 0.7%
87,572		Alcoa, Inc.	3,119,315

			3,119,315

		Miscellaneous Manufacturing: 2.7%
188,140		Eastman Kodak Co.	2,714,860
68,622		Federal Signal Corp.	823,464
48,651	@@	Siemens AG	5,362,875
90,011	@@	Tyco International Ltd.	3,604,040

			12,505,239

		Oil & Gas: 3.9%
232,902	@@	BP PLC	2,699,469
97	@@	BP PLC ADR	6,748
45,070	@	Pride International, Inc.	2,131,360
143,511	@@	Royal Dutch Shell PLC	5,868,597
83,983	@@	SeaDrill Ltd. ADR	2,563,422
36,702	@@	Total SA	3,124,024
10,855	@	Transocean, Inc.	1,654,193

			18,047,813

		Oil & Gas Services: 0.0%
100	@	Exterran Holdings, Inc.	7,149

			7,149

		Pharmaceuticals: 2.8%
97,292		Bristol-Myers Squibb Co.	1,997,405
56,885	@@	Novartis AG	3,130,506
290,384		Pfizer, Inc.	5,073,008
1,186	@	PharMerica Corp.	26,792
1,505	@@	Sanofi-Aventis	100,006

See Accompanying Notes to Financial Statements

133

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Pharmaceuticals (continued)
87,199	@	Valeant Pharmaceuticals International	$1,491,975
43,982	@	Watson Pharmaceuticals, Inc.	1,194,991

			13,014,683

		Real Estate: 0.3%
33,647	@	Forestar Real Estate Group, Inc.	640,975
27,564		St. Joe Co.	945,996

			1,586,971

		Retail: 3.6%
192,618		CVS Caremark Corp.	7,621,894
212,593		Home Depot, Inc.	4,978,928
74,723		Wal-Mart Stores, Inc.	4,199,433

			16,800,255

		Savings & Loans: 0.2%
21,944	@,I	Guaranty Financial Group, Inc.	117,839
169,346		Washington Mutual, Inc.	834,876

			952,715

		Semiconductors: 1.3%
608,284	@	LSI Logic Corp.	3,734,864
118,479		Maxim Integrated Products	2,505,831

			6,240,695

		Software: 1.9%
270,915		Microsoft Corp.	7,452,872
19,349	@	Navteq Corp.	1,489,873

			8,942,745

		Telecommunications: 3.7%
477,170		Motorola, Inc.	3,502,428
143,321	@@	Royal KPN NV	2,450,338
263,348		Sprint Nextel Corp.	2,501,806
176,549	@@	Telefonaktiebolaget LM Ericsson	1,835,840
4,600	@@	Telefonaktiebolaget LM Ericsson ADR	47,840
99,219	@@	Telefonica SA	2,625,714
63,742		Verizon Communications, Inc.	2,256,467
153,603		Virgin Media, Inc.	2,090,537

			17,310,970

		Toys/Games/Hobbies: 1.1%
295,351		Mattel, Inc.	5,056,409

			5,056,409

		Transportation: 2.3%
354	@@	AP Moller — Maersk A/S — Class B	4,317,747
173,658	@@	Deutsche Post AG	4,514,949
49,740	@@	TNT NV	1,692,859

			10,525,555

		Total Common Stock (Cost $484,410,065)	411,373,036

REAL ESTATE INVESTMENT TRUSTS: 0.9%

		Health Care: 0.2%
24,382		Ventas, Inc.	1,037,942

			1,037,942

		Shopping Centers: 0.2%
368,317	@@	Link Real Estate Investment Trust	839,228

			839,228

		Single Tenant: 0.5%
8,037	@	Alexander’s, Inc.	2,496,292

			2,496,292

		Total Real Estate Investment Trusts (Cost $4,820,789)	4,373,462

PREFERRED STOCK: 0.2%

		Auto Parts & Equipment: 0.0%
904	I	Dana Corp.	84,449

			84,449

		Savings & Loans: 0.0%
3	I	Washington Mutual, Inc.	152,126

			152,126

		Sovereign: 0.2%
16,900		Federal National Mortgage Association — Series 08-1	647,270

			647,270

		Total Preferred Stock (Cost $1,235,400)	883,845

RIGHTS: 0.0%

		Airlines: 0.0%
715,000		Northwest Airlines Claim (Pending Reorganization), due 02/20/49	14,300

		Total Rights (Cost $175,317)	14,300

WARRANTS: 0.0%

		Transportation: 0.0%
3,127	@@	Groupe Eurotunnel SA	1,280

		Total Warrants (Cost $759)	1,280

Principal
Amount			Value

CONVERTIBLE BONDS: 0.1%

		Airlines: 0.0%
$24,000	@@,#, C	ACE Aviation Holdings, Inc., 4.250%, due 06/01/35	$22,301

			22,301

		Transportation: 0.1%
EUR 47,000	@@	Eurotunnel Group UK PLC, 3.000%, due 07/28/10	170,199
GBP 31,986	@@	Eurotunnel Group UK PLC, 3.000%, due 07/28/10	140,164
GBP 40,442	@@, C	Eurotunnel Group UK PLC, 6.000%, due 07/28/10	98,694
EUR 52,600	@@, C	Eurotunnel Group UK PLC, 6.000%, due 07/28/10	120,912

			529,969

		Total Convertible Bonds (Cost $450,488)	552,270

See Accompanying Notes to Financial Statements

134

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 1.2%

		Auto Manufacturers: 0.1%
$407,000	I	Cerberus FIM Investors I Auto Finance LLC, 12.000%, due 07/31/14	$211,929
407,000	I	Cerberus FIM Investors II Auto Finance LLC, 12.000%, due 07/31/14	211,929
203,500	I	Cerberus FIM Investors IIII Auto Finance LLC, 12.000%, due 07/31/14	105,965

			529,823

		Auto Parts & Equipment: 0.0%
179,000	±	Dana Corp., due 01/15/15	—
37,000	±	Dana Corp., due 03/01/09	—
29,000	±	Dana Corp., due 03/01/09	—
7,000	±	Dana Corp., due 03/15/28	—

		Chemicals: 0.5%
2,102,000		Solutia, Inc., 12.000%, due 01/23/09	2,067,843

			2,067,843

		Electric: 0.1%
273,515	I	Calpine Corp., 5.580%, due 07/24/09	329,722

			329,722

		Lodging: 0.0%
190,000	C	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	119,225

			119,225

		Real Estate: 0.4%
297,317		Realogy Corp., 0.110%, due 10/10/13	253,781
80,062		Realogy Corp., 3.000%, due 10/10/13	68,339
854,700		Realogy Corp., 4.720%, due 10/10/13	720,085
53,950		Realogy Corp., 5.460%, due 10/10/13	46,050
1,216,000	±,C	Tropicana Entertainment, LLC, 9.625%, due 12/15/14	583,680

			1,671,935

		Software: 0.1%
343,747	I	Pontus I, LLC, 5.230%, due 07/24/09	301,424
399,583	I	Pontus I, LLC, 6.470%, due 07/24/09	343,628

			645,052

		Total Corporate Bonds/Notes (Cost $6,104,951)	5,363,600

# of Contracts		Value

POSITIONS IN PURCHASED OPTIONS: 0.1%
11	I	Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 18.15 (USD) — Exp 07/17/11	$160
3	I	Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 19.87 (USD) — Exp 01/01/12	41
3	I	Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 6.94 (USD) — Exp 01/01/13	68
3	I	Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 19.87 (USD) — Exp 01/01/14	41
2	I	Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 21.33 (USD) — Exp 01/10/15	26
1	I	Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 22.08 (USD) — Exp 01/10/16	17
1	I	Call Option OTC
		Kindred Healthcare Inc.
		Strike @ 19.40 (USD) — Exp 01/10/17	19
95		Put Option — CBOE
		S&P 500 Index
		Strike @ 1,175.00 (USD) — Exp 12/20/08	403,750
		Total Positions in Purchased Options (Cost $622,580)	404,122

		Total Long-Term Investments (Cost $497,820,349)	422,965,915

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 9.1%

		U.S. Government Agency Obligations: 9.1%
$15,400,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$15,399,174
3,000,000	Z	Federal Home Loan Bank, 2.000%, due 07/30/08	2,995,021
2,000,000	Z	Federal Home Loan Bank, 2.050%, due 07/16/08	1,998,061
10,000,000	Z	Federal Home Loan Bank, 2.080%, due 07/02/08	9,998,845
3,000,000	Z	Federal Home Loan Bank, 2.190%, due 08/15/08	2,991,612
1,000,000	Z	Federal Home Loan Bank, 2.290%, due 09/05/08	995,756
3,000,000	Z	Federal Home Loan Bank, 2.380%, due 10/01/08	2,981,637
3,000,000	Z	Federal Home Loan Bank, 2.460%, due 11/07/08	2,973,609

See Accompanying Notes to Financial Statements

135

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount				Value

		U.S. Government Agency Obligations (continued)
1,000,000	Z	Federal Home Loan Bank, 2.530%, due 12/12/08		$988,679
1,190,000	Z	Federal Home Loan Bank, 2.530%, due 12/19/08		1,175,952

		Total Short-Term Investments (Cost $42,508,909)		42,498,346

	Total Investments in Securities
		(Cost $540,329,258)*	99.8%	$465,464,261
		Other Assets and Liabilities - Net	0.2	799,787

		Net Assets	100.0%	$466,264,048

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
I	Illiquid security
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
EUR	EU Euro
GBP	British Pound

*	Cost for federal income tax purposes is $540,601,946.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,442,365
Gross Unrealized Depreciation	(82,580,050)

Net Unrealized Depreciation	$(75,137,685)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$272,502,808	$—
Level 2 — Other Significant Observable Inputs	191,176,950	(1,403,165)
Level 3 — Significant Unobservable Inputs	1,784,503	—

Total	$465,464,261	$(1,403,165)

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*

Balance at 12/31/07	$3,835,624	$—
Net purchases/sales	(1,635,499)	—
Total realized and unrealized gain (loss)	(415,622)	—
Transfers in and/or out of Level 3	—	—

Balance at 06/30/08	$1,784,503	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(699,009). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

136

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio
as of June 30, 2008 (Unaudited) (continued)

At June 30, 2008 the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD

Canada Dollars CAD 209,000	Buy	10/27/08	205,046	204,681	$(365)
Japanese Yen JPY 28,028,771	Buy	9/19/08	269,303	265,148	(4,155)
Japanese Yen JPY 15,000,000	Buy	9/19/08	144,167	141,898	(2,269)

					$(6,789)

Canada Dollars CAD 1,644,199	Sell	10/27/08	1,607,704	1,610,222	$(2,518)
Canada Dollars CAD 130,902	Sell	10/27/08	129,334	128,197	1,138
Canada Dollars CAD 85,000	Sell	10/27/08	84,278	83,243	1,034
Canada Dollars CAD 589,405	Sell	10/27/08	586,292	577,225	9,067
Switzerland Francs CHF 1,785,667	Sell	7/7/08	1,723,667	1,748,166	(24,499)
Switzerland Francs CHF 2,925,000	Sell	7/7/08	2,826,087	2,863,571	(37,484)
Switzerland Francs CHF 1,575,000	Sell	7/7/08	1,520,857	1,541,923	(21,065)
Switzerland Francs CHF 110,000	Sell	7/7/08	109,032	107,690	1,343
Switzerland Francs CHF 262,467	Sell	7/7/08	258,342	256,955	1,386
Switzerland Francs CHF 132,580	Sell	7/7/08	130,701	129,795	906
Switzerland Francs CHF 148,954	Sell	7/7/08	141,634	145,826	(4,191)
Switzerland Francs CHF 254,087	Sell	7/7/08	240,672	248,751	(8,079)
Switzerland Francs CHF 50,000	Sell	7/7/08	48,466	48,950	(484)
Switzerland Francs CHF 153,842	Sell	7/7/08	148,163	150,611	(2,448)
Denmark Kroner DKK 2,639,200	Sell	8/25/08	551,364	555,455	(4,091)
EURO EUR 36,921,348	Sell	11/13/08	56,415,820	57,722,551	(1,306,731)
EURO EUR 350,000	Sell	11/13/08	535,920	547,187	(11,267)
EURO EUR 700,000	Sell	11/13/08	1,081,108	1,094,375	(13,267)
British Pound Sterling GBP 11,878,891	Sell	9/10/08	23,246,989	23,528,642	(281,653)
British Pound Sterling GBP 560,000	Sell	9/10/08	1,096,648	1,109,198	(12,550)
Japanese Yen JPY 289,763,747	Sell	9/19/08	3,004,974	2,741,124	263,850
Japanese Yen JPY 20,000,000	Sell	9/19/08	201,226	189,197	12,029
Japanese Yen JPY 13,643,181	Sell	9/19/08	135,145	129,063	6,083
Japanese Yen JPY 22,049,995	Sell	9/19/08	213,901	208,590	5,311
Japanese Yen JPY 19,000,000	Sell	9/19/08	184,348	179,737	4,611
Korea (South) Won KRW 49,587,500	Sell	9/29/08	50,000	47,269	2,731
Korea (South) Won KRW 99,122,000	Sell	9/29/08	100,000	94,487	5,513
Korea (South) Won KRW 98,740,000	Sell	9/29/08	100,000	94,123	5,877
Korea (South) Won KRW 108,146,940	Sell	9/29/08	110,000	103,090	6,910
Korea (South) Won KRW 369,077,310	Sell	9/29/08	378,000	351,819	26,181
Korea (South) Won KRW 175,113,000	Sell	9/29/08	180,000	166,925	13,075
Korea (South) Won KRW 43,866,000	Sell	9/29/08	45,000	41,815	3,185
Korea (South) Won KRW 52,717,500	Sell	9/29/08	54,000	50,252	3,748
Korea (South) Won KRW 87,601,500	Sell	9/29/08	90,000	83,505	6,495
Korea (South) Won KRW 44,660,250	Sell	9/29/08	45,000	42,572	2,428
Korea (South) Won KRW 53,649,000	Sell	9/29/08	54,000	51,140	2,860
Korea (South) Won KRW 47,153,250	Sell	9/29/08	45,000	44,948	52
Korea (South) Won KRW 47,047,500	Sell	9/29/08	45,000	44,848	152
Korea (South) Won KRW 47,160,000	Sell	9/29/08	45,000	44,955	45
Korea (South) Won KRW 47,182,500	Sell	9/29/08	45,000	44,976	24
Korea (South) Won KRW 93,712,500	Sell	9/29/08	90,000	89,331	670
Korea (South) Won KRW 46,849,500	Sell	9/29/08	45,000	44,659	341
Korea (South) Won KRW 46,890,000	Sell	9/29/08	45,000	44,697	303
Korea (South) Won KRW 941,850,000	Sell	9/29/08	900,000	897,809	2,191
Norway Krone NOK 33,420,045	Sell	11/19/08	6,462,975	6,469,524	(6,549)
Norway Krone NOK 1,600,000	Sell	11/19/08	312,643	309,731	2,911
Norway Krone NOK 1,750,000	Sell	11/19/08	343,940	338,769	5,171
Norway Krone NOK 725,047	Sell	11/19/08	142,064	140,356	1,708
Singapore Dollars SGD 1,502,292	Sell	7/24/08	1,054,981	1,105,481	(50,500)
Singapore Dollars SGD 186,300	Sell	7/24/08	131,754	137,091	(5,337)
Singapore Dollars SGD 246,992	Sell	7/24/08	179,353	181,752	(2,399)
Singapore Dollars SGD 170,000	Sell	7/24/08	124,503	125,097	(593)

					$(1,396,376)

See Accompanying Notes to Financial Statements

137

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio
as of June 30, 2008 (Unaudited)

Investment Type Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Principal
Amount			Value

CORPORATE BONDS/NOTES: 11.8%

		Agriculture: 0.5%
$1,675,000	S	Philip Morris International, Inc., 4.875%, due 05/16/13	$1,647,158

			1,647,158

		Diversified Financial Services: 7.4%
2,350,000	@@,C, S	ConocoPhillips Canada Funding Co. I, 5.300%, due 04/15/12	2,417,986
16,000,000	S	Natixis Financial Products, Inc., 2.574%, due 06/08/09	21,699,511

			24,117,497

		Media: 0.6%
1,005,000	C,S	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	1,041,769
1,025,000	C,S	COX Communications, Inc., 4.625%, due 01/15/10	1,019,717

			2,061,486

		Pipelines: 0.7%
1,375,000	C,S	Enterprise Products Operating L.P., 4.950%, due 06/01/10	1,375,320
1,000,000	C,S	Transcontinental Gas Pipe Line Corp., 7.000%, due 08/15/11	1,045,000

			2,420,320

		Retail: 0.6%
1,850,000	C,S	CVS/Caremark Corp., 4.000%, due 09/15/09	1,840,493

			1,840,493

		Telecommunications: 1.5%
2,417,000	C,S	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	2,574,816
2,525,000	@@,C, S	Telecom Italia Capital SA, 4.000%, due 01/15/10	2,491,965

			5,066,781

		Transportation: 0.5%
1,590,000	C,S	Burlington Northern Santa Fe Corp., 5.900%, due 07/01/12	1,636,309

			1,636,309

		Total Corporate Bonds/Notes (Cost $33,192,056)	38,790,044

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.0%

		Federal National Mortgage Association: 12.0%
13,000,000		5.000%, due 08/01/20	13,001,524
25,033,425		7.000%, due 03/01/37	26,275,406

		Total U.S. Government Agency Obligations (Cost $39,057,819)	39,276,930

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.1%
2,362,370	C,S	American Home Mortgage Investment Trust, 2.773%, due 11/25/45	1,788,847
3,755,487	C,S	Countrywide Alternative Loan Trust, 2.983%, due 07/25/35	3,061,081
1,113,390	C	Residential Accredit Loans, Inc., 2.763%, due 12/25/45	820,716
3,236,142	C,S	Structured Adjustable Rate Mortgage Loan Trust, 5.250%, due 12/25/35	2,685,981
2,217,470	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.743%, due 11/25/45	1,701,792

		Total Collateralized Mortgage Obligations (Cost $10,508,781)	10,058,417

STRUCTURED PRODUCTS: 32.1%
5,700,000	S	AIG FP Private Funding (Cayman) Ltd., Dow Jones — AIG Commodity Index Total Return 1-month Forward, 06/08/09	7,814,070
16,000,000	@@,#, S	Barclays Bank PLC Floating Rate, Dow Jones — AIG Commodity Index Total Return, 2.870%, 06/08/09	21,558,261
27,000,000	S	Commonwealth Bank of Australia, Index Linked Senior Medium-term Notes, Series A, 06/08/09	37,638,280
17,000,000	@@,S	Landesbank Baden-Wuerttemberg, Merrill Lynch Commodity Index Extra A 01 Total Return, 06/29/09	16,955,222

See Accompanying Notes to Financial Statements

138

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

$16,000,000	S	Morgan Stanley, Dow Jones — AIG Commodity Index Total Return, 1-month USD-LIBOR less 0.060%, 06/08/09	$21,554,348

		Total Structured Products (Cost $81,700,000)	105,520,181

		Total Long-Term Investments (Cost $164,458,656)	193,645,572

SHORT-TERM INVESTMENTS: 33.3%

		U.S. Government Agency Obligations: 33.3%
10,000,000	Z	Federal Farm Credit Bank, 2.300%, due 09/22/08	9,946,630
10,000,000	Z	Federal Farm Credit Bank, 2.500%, due 12/22/08	9,879,890
30,000,000	Z	Federal Home Loan Bank, 2.160%, due 07/18/08	29,968,500
10,000,000	Z	Federal Home Loan Bank, 2.220%, due 01/02/09	9,974,050
10,000,000	Z	Federal Home Loan Bank, 2.300%, due 09/19/08	9,948,560
10,000,000	Z	Federal Home Loan Mortgage Corporation, 2.300%, due 09/15/08	9,951,130
10,000,000	Z	Federal Home Loan Mortgage Corporation, 2.500%, due 12/22/08	9,879,890
10,000,000	Z	Federal National Mortgage Association, 2.300%, due 09/17/08	9,949,840
10,000,000	Z	Federal National Mortgage Association, 2.540%, due 12/24/08	9,878,510

		Total Short-Term Investments (Cost $109,349,615)	109,377,000

	Total Investments in Securities
	(Cost $273,808,271)*	92.3%	$303,022,572
	Other Assets and Liabilities - Net	7.7	25,337,247

	Net Assets	100.0%	$328,359,819

@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
S	All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$29,833,140
Gross Unrealized Depreciation	(618,839)

Net Unrealized Appreciation	$29,214,301

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$—	$(211,945)
Level 2 — Other Significant Observable Inputs	303,022,572	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$303,022,572	$(211,945)

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on June 30, 2008:

	Number	Notional		Unrealized
	of	Market	Expiration	Appreciation/
Contract Description	Contracts	Value($)	Date	(Depreciation)

Long Contracts

90-Day Eurodollar	82	19,899,350	09/15/08	$75,571
Fed Fund 30-Day	92	37,443,162	11/28/08	5,906
U.S. Treasury 10-Year Note	14	1,594,906	09/19/08	20,303

				$101,780

Short Contracts

U.S. Treasury 2-Year Note	162	(34,214,905)	09/30/08	$(125,728)
U.S. Treasury 5-Year Note	151	(16,693,758)	09/30/08	(106,016)
U.S. Treasury Long Bond	59	(6,820,031)	09/19/08	(81,981)

				$(313,725)

See Accompanying Notes to Financial Statements

139

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.9%

		Agriculture: 2.1%
113,300		Archer-Daniels-Midland Co.	$3,823,875
11,900		Philip Morris International, Inc.	587,741

			4,411,616

		Airlines: 0.4%
160,857	@	Delta Airlines, Inc.	916,885

			916,885

		Banks: 12.9%
108,700		Bank of America Corp.	2,594,669
196,259		Bank of New York Mellon Corp.	7,424,478
17,800		BB&T Corp.	405,306
49,400	L	Capital One Financial Corp.	1,877,694
106,000		Fifth Third Bancorp.	1,079,080
16,800	L	M&T Bank Corp.	1,185,072
72,900		PNC Financial Services Group, Inc.	4,162,590
26,500	L	SunTrust Bank	959,830
66,200	L	Wachovia Corp.	1,028,086
273,500	L	Wells Fargo & Co.	6,495,624

			27,212,429

		Beverages: 2.2%
265,471		Coca-Cola Enterprises, Inc.	4,592,648

			4,592,648

		Biotechnology: 1.4%
62,000	@	Amgen, Inc.	2,923,920

			2,923,920

		Chemicals: 3.6%
33,400		Monsanto Co.	4,223,096
35,850	L	Praxair, Inc.	3,378,504

			7,601,600

		Coal: 0.6%
15,600		Peabody Energy Corp.	1,373,580

			1,373,580

		Commercial Services: 2.9%
280,926	@,L	Hertz Global Holdings, Inc.	2,696,890
13,500	@,L	Visa, Inc.	1,097,685
94,200	L	Western Union Co.	2,328,624

			6,123,199

		Computers: 1.9%
57,575		Hewlett-Packard Co.	2,545,391
139,881	@,L	Sun Microsystems, Inc.	1,521,905

			4,067,296

		Diversified Financial Services: 10.6%
39,700		Charles Schwab Corp.	815,438
287,200	L	Federal National Mortgage Association	5,603,272
9,200		Goldman Sachs Group, Inc.	1,609,080
226,150		JPMorgan Chase & Co.	7,759,207
208,600	L	Merrill Lynch & Co., Inc.	6,614,706

			22,401,703

		Electric: 0.9%
23,800		PG&E Corp.	944,622
20,800		Progress Energy, Inc.	870,064

			1,814,686

		Electrical Components & Equipment: 1.6%
70,200		Emerson Electric Co.	3,471,390

			3,471,390

		Environmental Control: 0.9%
50,313	L	Waste Management, Inc.	1,897,303

			1,897,303

		Food: 6.6%
34,500		General Mills, Inc.	2,096,565
143,200		Kraft Foods, Inc.	4,074,040
240,065		Kroger Co.	6,930,677
28,900		Supervalu, Inc.	892,721

			13,994,003

		Healthcare — Products: 2.5%
310,000	@	Boston Scientific Corp.	3,809,900
29,600	@@	Covidien Ltd.	1,417,544

			5,227,444

		Insurance: 2.3%
96,100		AON Corp.	4,414,834
8,800	L	Metlife, Inc.	464,376

			4,879,210

		Internet: 2.4%
268,276	@,L	IAC/InterActiveCorp.	5,172,361

			5,172,361

		Machinery — Construction & Mining: 0.6%
17,200		Caterpillar, Inc.	1,269,704

			1,269,704

		Media: 0.3%
31,500		Comcast Corp. — Class A	597,555

			597,555

See Accompanying Notes to Financial Statements

140

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Mining: 2.8%
71,000	@@,L	Barrick Gold Corp.	$3,230,500
18,600	@@	Cia Vale do Rio Doce ADR	666,252
17,600		Freeport-McMoRan Copper & Gold, Inc.	2,062,544

			5,959,296

		Miscellaneous Manufacturing: 5.2%
53,445		Eaton Corp.	4,541,222
241,400		General Electric Co.	6,442,966

			10,984,188

		Oil & Gas: 7.7%
27,500		Chevron Corp.	2,726,075
20,700		Devon Energy Corp.	2,487,312
23,500		EOG Resources, Inc.	3,083,200
65,100		ExxonMobil Corp.	5,737,263
32,700		XTO Energy, Inc.	2,240,277

			16,274,127

		Oil & Gas Services: 3.1%
43,200		Halliburton Co.	2,292,624
21,250		Schlumberger Ltd.	2,282,888
24,000	L	Smith International, Inc.	1,995,360

			6,570,872

		Pharmaceuticals: 6.6%
99,600		Abbott Laboratories	5,275,812
46,800		Eli Lilly & Co.	2,160,288
84,600	@@,L	Teva Pharmaceutical Industries Ltd. ADR	3,874,680
56,531		Wyeth	2,711,227

			14,022,007

		Pipelines: 0.8%
73,100	L	El Paso Corp.	1,589,194

			1,589,194

		Retail: 5.2%
44,500		CVS Caremark Corp.	1,760,865
52,800		Home Depot, Inc.	1,236,576
62,200	@,L	J Crew Group, Inc.	2,053,222
106,850		Wal-Mart Stores, Inc.	6,004,970

			11,055,633

		Semiconductors: 0.7%
49,000	L	Texas Instruments, Inc.	1,379,840

			1,379,840

		Software: 4.3%
20,800	@,L	Adobe Systems, Inc.	819,312
183,600		Microsoft Corp.	5,050,836
148,100	@	Oracle Corp.	3,110,100

			8,980,248

		Telecommunications: 3.7%
105,480		AT&T, Inc.	3,553,621
55,700		Corning, Inc.	1,283,885
64,800		Qualcomm, Inc.	2,875,176

			7,712,682

		Transportation: 2.1%
26,300	@@,L	Canadian National Railway Co.	1,264,504
14,200		Norfolk Southern Corp.	889,914
36,800	L	United Parcel Service, Inc. — Class B	2,262,096

			4,416,514

		Total Common Stock (Cost $232,379,925)	208,893,133

REAL ESTATE INVESTMENT TRUSTS: 0.4%

		Mortgage: 0.4%
55,000	L	Annaly Capital Management, Inc.	853,050

		Total Real Estate Investment Trusts (Cost $861,936)	853,050

		Total Long-Term Investments (Cost $233,241,861)	209,746,183

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 21.7%

		U.S. Government Agency Obligations: 0.1%
$231,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$230,988

		Total U.S. Government Agency Obligations (Cost $230,988)	230,988

		Securities Lending CollateralCC: 21.6%
45,671,692		Bank of New York Mellon Corp. Institutional Cash Reserves	45,671,692

		Total Securities Lending Collateral (Cost $45,671,692)	45,671,692

		Total Short-Term Investments (Cost $45,902,680)	45,902,680

	Total Investments in Securities
	(Cost $279,144,541)*	121.0%	$255,648,863
	Other Assets and Liabilities - Net	(21.0)	(44,441,699)

	Net Assets	100.0%	$211,207,164

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $281,451,550.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,923,186
Gross Unrealized Depreciation	(35,725,873)

Net Unrealized Depreciation	$(25,802,687)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

See Accompanying Notes to Financial Statements

141

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio
as of June 30, 2008 (Unaudited) (continued)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$255,417,875	$—
Level 2 — Other Significant Observable Inputs	230,988	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$255,648,863	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

142

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio
as of June 30, 2008 (Unaudited)

Country Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.5%

		Australia: 6.0%
69,500	@	Aquarius Platinum Ltd.	$1,107,440
445,128		Boart Longyear Group	951,803
78,525		Computershare Ltd.	692,162
44,000		CSL Ltd.	1,506,166
208,801		Iluka Resources Ltd.	946,180
3,400		Incitec Pivot Ltd.	602,040
124,008		Macquarie Infrastructure Group	275,921
110,200		OneSteel Ltd.	785,516
268,800		Oxiana Ltd.	673,170
64,987		Sonic Healthcare Ltd.	907,490
36,405		Transpacific Industries Group Ltd.	209,068
66,520		United Group Ltd.	785,387

			9,442,343

		Austria: 1.0%
8,900		Andritz AG	558,248
7,142	@	Kapsch TrafficCom AG	334,442
8,277		Rosenbauer International AG	383,996
2,800		Schoeller-Bleckmann Oilfield Equipment AG	300,117

			1,576,803

		Belgium: 0.5%
1,400		Bekaert SA	215,103
6,000		EVS Broadcast Equipment SA	533,666

			748,769

		Bermuda: 1.0%
4,100	@	Central European Media Enterprises Ltd.	371,173
39,700		SeaDrill Ltd. ADR	1,211,767

			1,582,940

		Brazil: 1.1%
40,800	@	GVT Holding SA	991,304
23,000		Lojas Renner SA	454,806
331	@,I	OGX Petroleo e Gas Participacoes SA	261,602

			1,707,712

		Canada: 5.4%
12,400		Agnico-Eagle Mines Ltd.	930,152
14,700		Agrium, Inc.	1,580,838
15,000		Fording Canadian Coal Trust	1,434,150
15,600	@	Gildan Activewear, Inc.	400,977
27,600	@	Oilexco Incorporated	526,720
30,300	@	Open Text Corp.	972,630
11,900	@	Petrobank Energy & Resources Ltd.	620,849
55,800		Precision Drilling Trust	1,504,854
8,100	@	Timminco Ltd.	217,414
9,200		TSX Group, Inc.	379,837

			8,568,421

		China: 0.9%
632,000	@	China Eastern Airlines Corp. Ltd.	199,426
229,000		China High Speed Transmission Equipment Group Co., Ltd.	469,993
966,000		Huadian Power International Co.	255,213
1,113,000		Want Want China Holdings Ltd.	428,228

			1,352,860

		Denmark: 1.2%
18,000		Flsmidth & Co. A/S	1,966,613

			1,966,613

		Finland: 2.1%
66,864		F-Secure OYJ	283,936
36,800		Nokian Renkaat OYJ	1,745,502
49,000		YIT OYJ	1,223,578

			3,253,016

		France: 4.6%
24,530	@	Alten	893,208
20,807		Bourbon SA	1,287,851
3,050	@	Easydentic	102,378
60,000	@	Homair SA	320,244
2,600		Ipsen	132,877
2,400		Lisi	215,599
10,000		Nexans SA	1,225,575
10,400		Rubis	899,930
18,474	@	Saft Groupe SA	803,722
29,000	@	Store Electronic	593,196
11,400		Sword Group	348,500
6,440		Virbac SA	554,287

			7,377,367

		Germany: 5.6%
5,400		ElringKlinger AG	510,998
16,665		Grenkeleasing AG	540,040
8,125		Hawesko Holding AG	269,344
2,400		K+S AG	1,376,923
15,500		Kloeckner & Co. AG	883,797
25,000		MTU Aero Engines Holding AG	816,261
15,000		Rheinmetall AG	1,083,011
12,600	@	SGL Carbon AG	878,546
7,800		Solarworld AG	369,344
71,900		United Internet AG	1,413,165
5,500		Vossloh AG	715,968

			8,857,397

		Greece: 2.9%
38,000	@	Babis Vovos International Technical Co.	1,250,912
26,474		Fourlis Holdings SA	776,227

See Accompanying Notes to Financial Statements

143

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Greece (continued)
37,400		Intralot SA — Integrated Lottery Systems & Services	$642,523
36,522		Jumbo SA	1,028,055
35,200		Piraeus Bank SA	958,017

			4,655,734

		Hong Kong: 3.5%
406,000		Agile Property Holdings Ltd.	354,353
132,000		China Everbright Ltd.	255,102
102,000		China Insurance International Holdings Co., Ltd.	243,649
207,000		Kingboard Chemicals Holdings	955,786
968,000		Minmetals Resources Ltd.	341,116
114,000		MTR Corp.	359,153
880,400		Noble Group Ltd.	1,540,964
456,000	I	Pacific Basin Shipping Ltd.	652,479
808,000		Prime Success International Group	446,395
67,000		Television Broadcasts Ltd.	387,000

			5,535,997

		Indonesia: 0.2%
275,500	@	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	313,747

			313,747

		Ireland: 1.5%
34,092		DCC PLC	846,952
21,300	@	Icon PLC ADR	1,608,576

			2,455,528

		Israel: 0.2%
35,000	@	Oridion Systems Ltd.	372,380

			372,380

		Italy: 3.6%
61,000		ACEA S.p.A.	1,156,867
125,000		Azimut Holding S.p.A.	1,092,948
320,000		CIR-Compagnie Industriali Riunite S.p.A.	879,707
6,900		Danieli & Co. S.p.A.	256,356
34,300		ERG S.p.A.	818,121
61,800		Prysmian S.p.A.	1,560,172

			5,764,171

		Japan: 13.9%
27,000		Aeon Mall Co., Ltd.	798,699
38,600		Aica Kogyo Co., Ltd.	340,596
32,100		Arcs Co., Ltd.	430,461
33,700		Capcom Co., Ltd.	985,064
73,000		Chugoku Marine Paints Ltd.	503,273
60,000		Daido Steel Co., Ltd.	335,727
50,000		Daihatsu Diesel Manufacturing Co., Ltd.	566,155
56,000		Dowa Holdings Co., Ltd.	409,083
6,300		Exedy Corp.	166,049
13,900		Fujikura Kasei Co., Ltd.	129,595
49,000		Furukawa-Sky Aluminum Corp.	132,150
14,100		HIS Co., Ltd.	211,168
16,000		Hisaka Works Ltd.	340,529
29,300		Hosiden Corp.	624,866
4,500		Icom, Inc.	113,469
88,000		Japan Steel Works Ltd.	1,711,582
41,000		JGC Corp.	807,358
36,400		JSP Corp.	307,852
387	@	Jupiter Telecommunications Co.	300,210
68,000		Kawasaki Kisen Kaisha Ltd.	639,040
11,000		Koito Manufacturing Co., Ltd.	152,923
20,600		Konami Corp.	720,511
73,500		Kuraray Co., Ltd.	876,987
13,300		Kurita Water Industries Ltd.	493,479
8,000		Lintec Corp.	139,029
6,000		MISUMI Group, Inc.	111,641
22,000		Musashi Seimitsu Industry Co., Ltd.	504,805
16,300		Nichi-iko Pharmaceutical Co., Ltd.	411,969
16,300		Nidec Copal Corp.	209,789
17,200		Nifco, Inc.	406,756
30,000		Nihon Parkerizing Co., Ltd.	488,116
56,000		Nippon Thompson Co., Ltd.	358,028
21,500		Nishimatsuya Chain Co. Ltd.	192,388
6,100		Nitori Co., Ltd.	313,360
26,100		Nitta Corp.	569,576
1,880		Obic Co., Ltd.	316,142
8,600		OSG Corp.	97,208
12,200		Sato Corp.	137,608
16,900		Shimano, Inc.	849,536
87,000		Shinmaywa Industries Ltd.	344,479
16,400		Sumida Corp.	227,322
114,000		Sumitomo Osaka Cement Co., Ltd.	246,459
76,100		Tokyo Steel Manufacturing Co., Ltd.	881,403
83,000		Tokyo Tatemono Co., Ltd.	537,559
11,200		Tokyo Tomin Bank Ltd.	217,375
9,700	@	Toyo Tanso Co., Ltd.	623,320
24,400		Trusco Nakayama Corp.	365,386
10,900		Tsumura & Co.	280,661
6,000		Tsuruha Holdings, Inc.	196,813
10,400		Tsutsumi Jewelry Co., Ltd.	207,815
115,000		Ube Industries Ltd.	407,339
8,700		Union Tool Co.	253,220

			21,991,928

		Luxembourg: 1.1%
17,300	@	Millicom International Cellular SA	1,790,550

			1,790,550

		Malaysia: 0.3%
225,375		KNM Group Bhd	438,608

			438,608

		Netherlands: 5.8%
4,000		Accell Group	136,936
24,000		Arcadis NV	541,282
10,400		ASML Holding NV	253,760
1,700	@	Core Laboratories NV	241,995
30,400		Fugro NV	2,588,617
49,000		Innoconcepts	688,241
121,753		James Hardie Industries NV	494,333
10,800	@	Qiagen NV	216,953
55,700		SBM Offshore NV	2,049,525
20,000	@	Smartrac NV	670,327
36,500		Ten Cate NV	1,298,700

			9,180,669

		New Zealand: 0.1%
131,518		Fisher & Paykel Healthcare Corp.	235,501

			235,501

		Norway: 1.6%
105,300	@	Pronova BioPharma AS	359,049
70,000	@	Sevan Marine ASA	871,072
250,000	@	StepStone ASA	740,260
19,600	@	Subsea 7, Inc.	495,710

			2,466,091

		Singapore: 1.3%
858,000	#	ARA Asset Management Ltd.	447,745
397,000		Goodpack Ltd.	450,322
30,000		Jardine Cycle & Carriage Ltd.	375,986
172,000		Parkway Holdings Ltd.	293,471
401,000		Unisteel Technology Ltd.	557,639

			2,125,163

		South Korea: 3.4%
1,312	@	CJ CheilJedang Corp.	342,960
7,450		Dongkuk Steel Mill Co., Ltd.	320,417

See Accompanying Notes to Financial Statements

144

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		South Korea (continued)
5,246		Hyundai Development Co.	$265,613
12,200		Hyundai Steel Co.	917,196
9,519		Hyunjin Materials Co., Ltd.	426,794
746		KCC Corp.	310,355
10,980		Kumho Industrial Co., Ltd.	251,944
22,030		LIG Non-Life Insurance Co., Ltd.	525,762
943		Lotte Shopping Co., Ltd.	280,893
3,754		Samsung Engineering Co., Ltd.	280,509
6,855		Samsung Techwin Co., Ltd.	303,139
7,700		STX Engine Co., Ltd.	300,408
6,100		Taewoong Co., Ltd.	588,415
7,200	@	TK Corp.	309,092

			5,423,497

		Spain: 3.4%
76,700		Enagas	2,165,090
23,000		Red Electrica de Espana	1,492,998
20,300		Tecnicas Reunidas SA	1,696,611

			5,354,699

		Sweden: 1.6%
16,046		Saab AB	402,190
29,400		Ssab Svenskt Stal AB	942,896
57,000		Swedish Match AB	1,161,639

			2,506,725

		Switzerland: 7.4%
27,000		Bank Sarasin & Compagnie AG	1,211,682
5,700	@	Basilea Pharmaceutica — Reg	925,710
10,400		BKW FMB Energie AG	1,421,759
5,600		Compagnie Financiere Tradition (CFT)	907,087
5,117		Geberit AG — Reg	751,272
1,629		Helvetia Holding AG	632,591
16,800		Lonza Group AG	2,321,728
72,000		Mobilezone Holding AG	493,368
3,407	@	Newave Energy Holding SA	165,721
2,600		Schweizerhall Holding AG	558,878
730		Sika AG	1,144,023
4,700		Sulzer AG	593,792
18,400	@	Temenos Group AG — Reg	566,190
2,267	@	U-Blox AG	93,408

			11,787,209

		Taiwan: 1.2%
145,000		Feng Hsin Iron & Steel Co.	375,916
509,000		Quanta Computer, Inc.	786,303
970,000	@	Yuanta Financial Holding Co., Ltd.	678,035

			1,840,254

		Thailand: 0.5%
344,000	@	Bank of Ayudhya PCL	226,676
25,400		Banpu PCL	411,206
12,000		Banpu PCL. NVDR	189,794

			827,676

		United Arab Emirates: 0.6%
86,600		Lamprell PLC	985,226

			985,226

		United Kingdom: 13.0%
88,900		Aggreko PLC	1,293,952
70,000		Albemarle & Bond Holdings	288,247
100,000	@	AssetCo PLC	318,639
41,000		Aveva Group PLC	1,252,226
30,003		Bespak PLC	354,681
80,000		Bodycote International	323,269
41,000		Bovis Homes Group PLC	276,239
40,000		Burberry Group PLC	359,763
70,000		Carillion PLC	461,650
70,000		Chloride Group PLC	361,174
44,739	@	CSR PLC	237,536
50,000		Daily Mail & General Trust	310,631
17,000	@	Dana Petroleum PLC	641,263
45,312		Dechra Pharmaceuticals PLC	378,786
70,000		Detica Group PLC	367,391
115,800		Ferrexpo PLC	906,180
49,020		Grainger PLC	208,844
3,828		Greggs PLC	278,725
36,083		Hamworthy KSE	388,105
9,000		Homeserve PLC	302,082
17,500		Hunting PLC	305,352
40,900	@	Imperial Energy Corp. PLC	755,398
40,000		Inchcape PLC	253,178
5,000		Johnson Matthey PLC	182,961
26,161		Keller Group PLC	324,370
20,000		Kier Group PLC	376,791
67,708		Liontrust Asset Management PLC	339,228
59,551		Meggitt PLC	251,219
84,000		Mitie Group	354,706
83,358		Oxford Instruments PLC	415,791
11,453	@	Premier Oil PLC	374,585
55,000		Ricardo PLC	349,907
33,100		Rotork PLC	719,758
70,000		Scott Wilson Group PLC	306,742
52,361	@	SDL PLC	302,714
141,600		Serco Group PLC	1,256,538
26,000		SIG PLC	277,184
20,000		Spectris PLC	283,272
30,000		Speedy Hire PLC	339,406
16,500		Spirax-Sarco Engineering PLC	352,973
30,601		United Business Media PLC	330,087
23,817		Venture Production PLC	410,798
82,500		VT Group PLC	1,036,536
32,700	@	Wellstream Holdings PLC	845,196
100,000		Wichford PLC	221,027
32,500		WSP Group PLC	339,402

			20,614,502

		Total Common Stock (Cost $159,740,996)	153,100,096

REAL ESTATE INVESTMENT TRUSTS: 0.8%

		Hong Kong: 0.5%
348,000		Link Real Estate Investment Trust	792,935

			792,935

		Singapore: 0.3%
199,000	@	CapitaMall Trust	438,922

			438,922

		Total Real Estate Investment Trusts (Cost $1,378,461)	1,231,857

PREFERRED STOCK: 0.1%

		Germany: 0.1%
2,023		Eurokai KGaA	221,685

		Total Preferred Stock (Cost $247,411)	221,685

		Total Long-Term Investments (Cost $161,366,868)	154,553,638

See Accompanying Notes to Financial Statements

145

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 2.0%

		U.S. Government Agency Obligations: 2.0%
$3,202,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$3,201,840

		Total Short-Term Investments (Cost $3,201,840)	3,201,840

	Total Investments in Securities
	(Cost $164,568,708)*	99.4%	$157,755,478
	Other Assets and Liabilities - Net	0.6	975,757

	Net Assets	100.0%	$158,731,235

@	Non-income producing security
ADR	American Depositary Receipt
NVDR	Non Voting Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
I	Illiquid security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $164,796,390.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,098,460
Gross Unrealized Depreciation	(11,139,372)

Net Unrealized Depreciation	$(7,040,912)

Percentage of
Industry	Net Assets

Aerospace/Defense	1.6%
Agriculture	0.9
Airlines	0.1
Apparel	0.8
Auto Manufacturers	0.5
Auto Parts & Equipment	2.2
Banks	1.7
Beverages	0.2
Biotechnology	1.5
Building Materials	1.8
Chemicals	6.4
Coal	1.3
Commercial Services	2.7
Computers	2.3
Distribution/Wholesale	0.6
Diversified Financial Services	2.6
Electric	2.7
Electrical Components & Equipment	3.7
Electronics	2.3
Energy — Alternate Sources	0.2
Engineering & Construction	6.3
Entertainment	0.4
Environmental Control	0.4
Food	0.7
Gas	1.4
Hand/Machine Tools	0.2
Healthcare — Products	0.8
Healthcare — Services	1.8
Holding Companies — Diversified	2.6
Home Builders	0.3
Home Furnishings	0.5
Insurance	0.9
Internet	1.4
Investment Companies	0.6
Iron/Steel	4.0
Leisure Time	1.0
Machinery — Construction & Mining	0.2
Machinery — Diversified	5.1
Media	2.0
Metal Fabricate/Hardware	1.5
Mining	2.9
Miscellaneous Manufacturing	2.3
Oil & Gas	4.5
Oil & Gas Services	6.1
Pharmaceuticals	1.3
Real Estate	1.3
Retail	3.0
Semiconductors	0.5
Shopping Centers	0.8
Software	2.8
Telecommunications	1.8
Textiles	0.6
Transportation	1.0
Trucking & Leasing	0.3
Short-Term Investments	2.0
Other Assets and Liabilities — Net	0.6

Net Assets	100.0%

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

See Accompanying Notes to Financial Statements

146

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio
as of June 30, 2008 (Unaudited) (continued)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$19,171,177	$—
Level 2 — Other Significant Observable Inputs	138,584,301	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$157,755,478	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

147

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2008 (Unaudited)

Investment Type Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 67.3%

		Auto Parts & Equipment: 1.3%
612,470	@,L	TRW Automotive Holdings Corp.	$11,312,321
711,700	L	WABCO Holdings, Inc.	33,065,582

			44,377,903

		Banks: 1.1%
693,716	L	First Horizon National Corp.	5,154,310
304,500		State Street Corp.	19,484,955
350,390	L	SunTrust Bank	12,691,126

			37,330,391

		Beverages: 0.9%
487,000		Anheuser-Busch Cos., Inc.	30,252,440

			30,252,440

		Biotechnology: 0.5%
250,300	@,L	Millipore Corp.	16,985,358

			16,985,358

		Commercial Services: 3.2%
2,887,900		H&R Block, Inc.	61,801,060
1,881,100	L	Western Union Co.	46,500,792

			108,301,852

		Computers: 1.6%
2,543,700	@,L	Dell, Inc.	55,656,156

			55,656,156

		Cosmetics/Personal Care: 0.4%
221,400		Procter & Gamble Co.	13,463,334

			13,463,334

		Distribution/Wholesale: 0.2%
834,000	@@	Marubeni Corp.	6,956,385

			6,956,385

		Diversified Financial Services: 4.2%
385,100	L	Affiliated Managers Group, Inc.	16,848,125
1,180,068	L	Ameriprise Financial, Inc.	47,993,366
438,800		Citigroup, Inc.	7,354,288
572,510	@@,L	Lazard Ltd.	19,551,217
615,000	L	Merrill Lynch & Co., Inc.	19,501,650
905,700		Morgan Stanley	32,668,599

			143,917,245

		Electric: 3.9%
531,500		Centerpoint Energy, Inc.	8,530,575
1,386,900	L	Dynegy, Inc. — Class A	11,857,995
943,200		PG&E Corp.	37,435,608
830,300	L	PPL Corp.	43,399,781
121,100	@,L	Reliant Resources, Inc.	2,575,797
1,453,200		Xcel Energy, Inc.	29,165,724

			132,965,480

		Electronics: 2.6%
2,485,200	@@	Tyco Electronics Ltd.	89,019,864

			89,019,864

		Food: 1.2%
655,492		General Mills, Inc.	39,834,249

			39,834,249

		Forest Products & Paper: 0.8%
1,149,300	L	International Paper Co.	26,778,690

			26,778,690

		Gas: 1.5%
893,042		Sempra Energy	50,412,221

			50,412,221

		Healthcare — Products: 2.9%
587,000		Baxter International, Inc.	37,532,780
1,324,400	@@	Covidien Ltd.	63,425,516

			100,958,296

		Healthcare — Services: 0.7%
271,200		Cigna Corp.	9,597,768
293,500	@,L	WellPoint, Inc.	13,988,210

			23,585,978

		Household Products/Wares: 1.0%
549,400	L	Fortune Brands, Inc.	34,288,054

			34,288,054

		Housewares: 1.0%
2,026,700		Newell Rubbermaid, Inc.	34,028,293

			34,028,293

		Insurance: 3.4%
56,700		American International Group, Inc.	1,500,282
1,089,900	L	AON Corp.	50,070,006
1,322,570		Genworth Financial, Inc.	23,554,972
98,100	L	White Mountains Insurance Group Ltd.	42,084,900

			117,210,160

		Lodging: 0.8%
1,059,300	L	Marriott International, Inc.	27,796,032

			27,796,032

		Media: 5.4%
1,917,500	@,L	Cablevision Systems Corp.	43,335,500
346,207	@,L	Dish Network Corp.	10,136,941
235,900	L	McGraw-Hill Cos., Inc.	9,464,308

See Accompanying Notes to Financial Statements

148

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Media (continued)
1,065,000	@,L	Time Warner Cable, Inc.	$28,201,200
6,391,700	L	Time Warner, Inc.	94,597,153

			185,735,102

		Miscellaneous Manufacturing: 7.3%
168,300		3M Co.	11,711,997
1,155,900	L	Danaher Corp.	89,351,070
774,600		General Electric Co.	20,674,074
122,500		Honeywell International, Inc.	6,159,300
977,600		Illinois Tool Works, Inc.	46,445,776
426,900		ITT Corp.	27,035,577
1,245,000	@@	Tyco International Ltd.	49,849,800

			251,227,594

		Oil & Gas: 7.5%
886,000	@,L	CNX Gas Corp.	37,247,440
1,092,400		ExxonMobil Corp.	96,273,212
91,500	@@	Japan Petroleum Exploration Co.	6,532,534
357,200	L	Murphy Oil Corp.	35,023,460
428,500	@@	Royal Dutch Shell PLC ADR — Class A	35,012,735
465,400	L	Sunoco, Inc.	18,937,126
302,000	@@,L	Total SA ADR	25,751,540

			254,778,047

		Oil & Gas Services: 1.1%
541,200	L	BJ Services Co.	17,285,928
189,215		Schlumberger Ltd.	20,327,367

			37,613,295

		Pharmaceuticals: 2.3%
428,900		Cardinal Health, Inc.	22,122,662
36,100		Merck & Co., Inc.	1,360,609
968,500		Pfizer, Inc.	16,919,695
822,000		Wyeth	39,423,120

			79,826,086

		Pipelines: 0.5%
600,100	L	Spectra Energy Corp.	17,246,874

			17,246,874

		Real Estate: 0.3%
324,895	L	St. Joe Co.	11,150,396

			11,150,396

		Retail: 4.4%
207,300		CVS Caremark Corp.	8,202,861
193,500	L	Home Depot, Inc.	4,531,770
310,400	@,L	Kohl’s Corp.	12,428,416
1,860,800		Lowe’s Cos., Inc.	38,611,600
1,072,400	L	TJX Cos., Inc.	33,748,428
928,200		Wal-Mart Stores, Inc.	52,164,840

			149,687,915

		Semiconductors: 0.7%
979,600	L	Xilinx, Inc.	24,734,900

			24,734,900

		Software: 0.9%
1,079,700		Microsoft Corp.	29,702,547

			29,702,547

		Telecommunications: 3.7%
2,638,702	@,@@,	Alcatel SA ADR	15,937,760
	L
2,279,375		AT&T, Inc.	76,792,144
3,516,100	L	Sprint Nextel Corp.	33,402,950

			126,132,854

		Total Common Stock (Cost $2,338,589,343)	2,301,953,991

PREFERRED STOCK: 5.7%

		Banks: 1.8%
58,900		Bank of America Corp.	52,126,500
4,700		Huntington Bancshares, Inc.	3,290,000
55	I	National City Corp.	4,722,300

			60,138,800

		Diversified Financial Services: 1.2%
49,270		CIT Group, Inc.	2,014,158
559,300	P	Citigroup, Inc.	24,469,375
6,730		Lehman Brothers Holdings, Inc.	5,413,814
152	I	Merrill Lynch & Co., Inc.	9,880,175

			41,777,522

		Electric: 0.5%
8,000	P	NRG Energy, Inc.	17,452,000

			17,452,000

		Housewares: 0.8%
604,300	P	Newell Financial Trust I	27,344,575

			27,344,575

		Insurance: 0.4%
307,200	@@	Aspen Insurance Holdings Ltd.	14,131,200

			14,131,200

		Sovereign: 0.6%
164	P	Federal National Mortgage Association	9,881,000
305,000		Federal National Mortgage Association, Series 08-1	11,681,500

			21,562,500

		Telecommunications: 0.4%
86,700		Crown Castle International Corp.	4,996,088
8,215	P	Lucent Technologies Capital Trust I	6,502,173

			11,498,261

		Total Preferred Stock (Cost $214,693,662)	193,904,858

Principal
Amount			Value

CONVERTIBLE BONDS: 5.5%

		Biotechnology: 0.4%
$13,398,000	C	Millipore Corp., 3.750%, due 06/01/26	$13,548,728

			13,548,728

		Coal: 0.3%
6,195,000	C,L	Peabody Energy Corp., 4.750%, due 12/15/41	10,260,469

			10,260,469

See Accompanying Notes to Financial Statements

149

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Electronics: 0.2%
$9,135,000	L	Newport Corp., 2.500%, due 02/15/12	$7,582,050

			7,582,050

		Healthcare — Products: 0.6%
17,297,000	C	Henry Schein, Inc., 3.000%, due 08/15/34	21,448,280

			21,448,280

		Healthcare — Services: 0.3%
11,687,000	C	LifePoint Hospitals, Inc., 3.250%, due 08/15/25	9,714,819

			9,714,819

		Insurance: 0.2%
7,828,000	C,Z	USF&G Corp., 4.550%, due 03/03/09	7,593,160

			7,593,160

		Media: 0.4%
2,309,000	C,L	Liberty Media Corp., 3.125%, due 03/30/23	2,418,678
21,926,000	C	Liberty Media Corp., 3.500%, due 01/15/31	12,662,265

			15,080,943

		Mining: 0.2%
2,741,000	#,I	Newmont Mining Corp., 1.250%, due 07/15/14	3,559,874
1,227,000	#,I	Newmont Mining Corp., 1.625%, due 07/15/17	1,585,898

			5,145,772

		Miscellaneous Manufacturing: 0.0%
630,000	C	Actuant Corp., 2.000%, due 11/15/23	1,031,625

			1,031,625

		Oil & Gas Services: 1.3%
15,662,000	C	Oil States International, Inc., 2.375%, due 07/01/25	32,890,200
4,217,000	@@,C, L	Schlumberger Ltd., 2.125%, due 06/01/23	11,401,714

			44,291,914

		Real Estate: 0.3%
6,775,000	#,C,I	General Growth Properties, Inc., 3.980%, due 04/15/27	5,343,781

3,705,000	#,C,I	Host Hotels & Resorts L.P., 2.625%, due 04/15/27	3,014,944

1,350,000	#,I	Kilroy Realty L.P., 3.250%, due 04/15/12	1,108,688

			9,467,413

		Semiconductors: 0.7%
5,628,000	C	Linear Technology Corp., 3.000%, due 05/01/27	5,395,845
17,700,000	L	Xilinx, Inc., 3.125%, due 03/15/37	16,815,000

			22,210,845

		Telecommunications: 0.6%
9,850,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/23	9,025,063
13,978,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/25	11,129,983

			20,155,046

		Total Convertible Bonds (Cost $172,475,269)	187,531,064

CORPORATE BONDS/NOTES: 7.9%

		Aerospace/Defense: 0.2%
5,670,000	C	Litton Industries, Inc., 8.000%, due 10/15/09	5,954,402

			5,954,402

		Building Materials: 0.2%
6,624,150		Georgia-Pacific Corp., 4.556%, due 12/20/12	6,264,994
340,136	I	Georgia-Pacific Corp., 4.556%, due 12/20/12	321,694

			6,586,688

		Computers: 0.3%
9,080,000		Hewlett-Packard Co., 3.081%, due 09/03/09	9,049,255

			9,049,255

		Cosmetics/Personal Care: 0.1%
2,270,000	C	Avon Products, Inc., 7.150%, due 11/15/09	2,357,084

			2,357,084

		Diversified Financial Services: 0.6%
5,731,000		Ford Motor Credit Co., 7.241%, due 04/15/12	5,372,331
1,125,000	L	General Motors Acceptance Corp., 5.625%, due 05/15/09	1,041,845
4,535,000		IBM International Group Capital LLC, 3.253%, due 07/29/09	4,551,557
5,250,000		SLM Corp., 3.060%, due 07/27/09	4,923,398
3,875,000	C	Teco Finance, Inc., 7.000%, due 05/01/12	4,060,151

			19,949,282

		Electric: 0.7%
2,575,000	C	CILCORP, Inc., 8.700%, due 10/15/09	2,645,189
7,460,000	C	Cincinnati Gas & Electric, 5.700%, due 09/15/12	7,586,939
80,865	I	Energy Futures Holdings Corp., 6.361%, due 10/10/14	75,002
10,620,250		Energy Futures Holdings Corp., 6.361%, due 10/10/14	9,850,282
4,300,000	C	Southern Power Co., 6.250%, due 07/15/12	4,484,328

			24,641,740

		Electronics: 0.1%
2,650,000	@@,C	NXP BV/NXP Funding,LLC, 5.541%, due 10/15/13	2,341,938

			2,341,938

		Entertainment: 0.1%
2,237,292	I	Cedar Fair LP, 4.483%, due 08/30/12	2,126,049

			2,126,049

See Accompanying Notes to Financial Statements

150

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Environmental Control: 0.1%
$3,975,000	C	Waste Management, Inc., 7.375%, due 08/01/10	$4,154,205

			4,154,205

		Food: 0.5%
2,270,000	C	HJ Heinz Finance Co., 6.625%, due 07/15/11	2,372,388
4,085,000	L	Kraft Foods, Inc., 4.125%, due 11/12/09	4,080,208
5,870,000		Kraft Foods, Inc., 6.250%, due 06/01/12	6,001,887
4,803,000	C	Kroger Co., 6.800%, due 04/01/11	5,008,477

			17,462,960

		Forest Products & Paper: 0.1%
2,350,000	C	International Paper Co., 7.400%, due 06/15/14	2,348,252

			2,348,252

		Household Products/Wares: 0.1%
2,275,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	2,264,232

			2,264,232

		Insurance: 0.1%
4,954,000	C,L	Marsh & McLennan Cos., Inc., 7.125%, due 06/15/09	5,004,952

			5,004,952

		Lodging: 0.3%
8,020,000	C,L	MGM Mirage, 6.000%, due 10/01/09	7,929,775
4,140,000		MGM Mirage, Inc., 3.850%, due 10/03/11	3,760,500
360,000	I	MGM Mirage, Inc., 3.850%, due 10/03/11	327,000

			12,017,275

		Media: 2.2%
650,000	C	Clear Channel Communications, Inc., 4.250%, due 05/15/09	627,379
2,300,000	C,L	Comcast Corp., 5.500%, due 03/15/11	2,303,160
2,737,292	I	CSC Holdings, Inc., 4.225%, due 05/02/14	2,606,707
13,287,000		CSC Holdings, Inc., 7.250%, due 07/15/08	13,298,323
9,300,000		CSC Holdings, Inc., 7.625%, due 04/01/11	9,160,500
17,185,000		Echostar DBS Corp., 5.750%, due 10/01/08	17,227,963
26,180,000		Time Warner, Inc., 2.915%, due 11/13/09	25,449,630
4,540,000		Viacom, Inc., 3.126%, due 06/16/09	4,493,152

			75,166,814

		Mining: 0.5%
15,725,000	C	Freeport-McMoRan Copper & Gold, Inc., 5.883%, due 04/01/15	15,899,705

			15,899,705

		Office/Business Equipment: 0.3%
10,150,000	C	Xerox Corp., 9.750%, due 01/15/09	10,449,425

			10,449,425

		Pharmaceuticals: 0.3%
10,991,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	9,479,738
2,270,000	C	Wyeth, 6.950%, due 03/15/11	2,404,482

			11,884,220

		Pipelines: 0.2%
6,525,000	C	Williams Cos., Inc., 8.125%, due 03/15/12	6,883,875

			6,883,875

		Retail: 0.6%
5,616,000	+,C	Group 1 Automotive, Inc., 2.250%, (Step Rate 2.000%), due 06/15/36	3,313,440
11,585,000	C,L	Home Depot, Inc., 5.200%, due 03/01/11	11,496,803
375,000	C	Penske Auto Group, Inc., 7.750%, due 12/15/16	330,000
4,535,000	L	Wal-Mart Stores, Inc., 4.125%, due 07/01/10	4,597,415

			19,737,658

		Telecommunications: 0.3%
4,250,000	C	American Tower Corp., 7.125%, due 10/15/12	4,313,750
225,000	C	American Tower Corp., 7.500%, due 05/01/12	228,375
9,942,000	C,L	JDS Uniphase Corp., 1.000%, due 05/15/26	7,742,333

			12,284,458

		Total Corporate Bonds/Notes (Cost $268,356,293)	268,564,469

No. of
Contracts			Value

POSITIONS IN PURCHASED OPTIONS: 0.0%
1,444		Call Option CBOE WellPoint Inc. Strike @ 55 — Exp 01/17/09	$364,610
107		Call Option CBOE Automatic Data Processing, Inc. Strike @ 50 — Exp 01/16/10	23,540
111		Call Option CBOE Danaher Corp. Strike @ 80 — Exp 01/16/10	121,545
114		Call Option CBOE International Paper Co. Strike @ 35 — Exp 01/16/10	7,125
345		Call Option CBOE Johnson & Johnson Strike @ 65 — Exp 01/16/10	182,850
212		Call Option CBOE Johnson & Johnson Strike @ 70 — Exp 01/16/10	68,900
42		Call Option CBOE Northrop Grumman Corp. Strike @ 80 — Exp 01/16/10	19,320

See Accompanying Notes to Financial Statements

151

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio
as of June 30, 2008 (Unaudited) (continued)

No. of
Contracts			Value

355		Call Option CBOE WellPoint Inc. Strike @ 50 — Exp 01/16/10	$298,200

		Total Positions in Purchased Options (Cost $1,360,290)	1,086,090

		Total Long-Term Investments (Cost $2,995,474,857)	2,953,040,472

Shares			Value

SHORT-TERM INVESTMENTS: 25.6%

		Mutual Fund: 14.3%
490,448,588		T. Rowe Price Reserve Investment Fund	$490,448,587

		Total Mutual Fund (Cost $490,448,587)	490,448,587

Principal
Amount			Value

		Securities Lending CollateralCC: 11.3%
$385,308,080		Bank of New York Mellon Corp. Institutional Cash Reserves	$385,308,080

		Total Securities Lending Collateral (Cost $385,308,080)	385,308,080

		Total Short-Term Investments (Cost $875,756,667)	875,756,667

	Total Investments in Securities
	(Cost $3,871,231,524)*	112.0%	$3,828,797,139
	Other Assets and Liabilities - Net	(12.0)	(411,293,424)

	Net Assets	100.0%	$3,417,503,715

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
+	Step bonds. Interest rates shown reflect current and next coupon rates.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $3,882,323,230.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$186,089,113
Gross Unrealized Depreciation	(239,615,204)

Net Unrealized Depreciation	$(53,526,091)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$3,148,459,704	$(828,000)
Level 2 — Other Significant Observable Inputs	679,228,747	—
Level 3 — Significant Unobservable Inputs	1,108,688	—

Total	$3,828,797,139	$(828,000)

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*

Balance at 12/31/07	$—	$—
Net purchases/sales	1,113,116	—
Total realized and unrealized gain (loss)	(24,396)	—
Amortization of premium/discount	19,968	—

Balance at 06/30/08	$1,108,688	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(24,396). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on June 30, 2008:

Description/		Expiration	# of	Premium
Name of Issuer	Exercise	Date	Contracts	Received	Value

Call Option CBOE Wal-Mart Stores, Inc.	55	01/17/09	1,600	$667,791	$(828,000)

				$667,791	$(828,000)

See Accompanying Notes to Financial Statements

152

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 94.4%

		Agriculture: 0.5%
117,200	L	UST, Inc.	$6,400,292

			6,400,292

		Airlines: 0.3%
332,500	L	Southwest Airlines Co.	4,335,800

			4,335,800

		Auto Manufacturers: 0.2%
505,200	@,L	Ford Motor Co.	2,430,012

			2,430,012

		Banks: 7.2%
207,100	@@,L	Allied Irish Banks PLC ADR	6,376,609
325,500		Bank of America Corp.	7,769,685
418,000		Bank of New York Mellon Corp.	15,812,940
239,000	L	Capital One Financial Corp.	9,084,390
488,400		Fifth Third Bancorp.	4,971,912
440,700		Keycorp.	4,838,886
429,400	L	National City Corp.	1,976,020
423,600	@@	Royal Bank of Scotland Group PLC	1,803,320
312,200	L	SunTrust Bank	11,307,884
525,300		US Bancorp.	14,650,617
586,600	L	Wells Fargo & Co.	13,931,750

			92,524,013

		Beverages: 1.1%
228,400		Anheuser-Busch Cos., Inc.	14,188,208

			14,188,208

		Biotechnology: 1.1%
290,000	@	Amgen, Inc.	13,676,400

			13,676,400

		Building Materials: 1.1%
522,500		Masco Corp.	8,218,925
195,100	@,L	USG Corp.	5,769,107

			13,988,032

		Chemicals: 1.8%
291,100		EI Du Pont de Nemours & Co.	12,485,279
253,500	L	International Flavors & Fragrances, Inc.	9,901,710

			22,386,989

		Commercial Services: 0.9%
30,200		Automatic Data Processing, Inc.	1,265,380
488,400		H&R Block, Inc.	10,451,760

			11,717,140

		Computers: 1.6%
169,700	@	Computer Sciences Corp.	7,948,748
553,800	@,L	Dell, Inc.	12,117,144

			20,065,892

		Cosmetics/Personal Care: 1.3%
84,100		Colgate-Palmolive Co.	5,811,310
171,400		Procter & Gamble Co.	10,422,834

			16,234,144

		Distribution/Wholesale: 0.5%
171,700		Genuine Parts Co.	6,813,056

			6,813,056

		Diversified Financial Services: 6.4%
364,566		Citigroup, Inc.	6,110,126
283,300	L	Countrywide Financial Corp.	1,204,025
536,500	L	Federal National Mortgage Association	10,467,115
829,144		JPMorgan Chase & Co.	28,447,931
193,700	L	Legg Mason, Inc.	8,439,509
374,300	L	Merrill Lynch & Co., Inc.	11,869,053
472,100	@	SLM Corp.	9,135,135
286,910	@,@@,	UBS AG	5,927,561
	L

			81,600,455

		Electric: 4.8%
463,500		Duke Energy Corp.	8,055,630
93,200	L	Entergy Corp.	11,228,736
128,300		FirstEnergy Corp.	10,562,939
146,700		PG&E Corp.	5,822,523
161,300	L	Pinnacle West Capital Corp.	4,963,201
208,400		Progress Energy, Inc.	8,717,372
149,900	L	TECO Energy, Inc.	3,221,351
411,400		Xcel Energy, Inc.	8,256,798

			60,828,550

		Environmental Control: 0.6%
211,900	L	Waste Management, Inc.	7,990,749

			7,990,749

		Food: 3.9%
128,200		Campbell Soup Co.	4,289,572
232,800		General Mills, Inc.	14,147,256
486,600	L	Hershey Co.	15,950,748
308,900		Kraft Foods, Inc.	8,788,205
135,500		McCormick & Co., Inc.	4,831,930
65,100		Whole Foods Market, Inc.	1,542,219

			49,549,930

		Forest Products & Paper: 1.8%
670,293	L	International Paper Co.	15,617,827
292,800	L	MeadWestvaco Corp.	6,980,352

			22,598,179

See Accompanying Notes to Financial Statements

153

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Gas: 0.9%
625,800		NiSource, Inc.	$11,214,336

			11,214,336

		Hand/Machine Tools: 0.3%
63,600	L	Black & Decker Corp.	3,657,636

			3,657,636

		Healthcare — Products: 1.4%
274,800		Johnson & Johnson	17,680,632

			17,680,632

		Healthcare — Services: 0.4%
95,500	@	WellPoint, Inc.	4,551,530

			4,551,530

		Home Builders: 0.3%
380,700	L	D.R. Horton, Inc.	4,130,595

			4,130,595

		Home Furnishings: 0.9%
95,500	L	Harman International Industries, Inc.	3,952,745
129,000	L	Whirlpool Corp.	7,963,170

			11,915,915

		Household Products/Wares: 2.3%
269,700	L	Avery Dennison Corp.	11,847,921
161,500		Fortune Brands, Inc.	10,079,215
128,000		Kimberly-Clark Corp.	7,651,840

			29,578,976

		Housewares: 0.6%
452,000		Newell Rubbermaid, Inc.	7,589,080

			7,589,080

		Insurance: 5.0%
439,600		American International Group, Inc.	11,631,816
97,700		Chubb Corp.	4,788,277
179,000		Genworth Financial, Inc.	3,187,990
250,577		Lincoln National Corp.	11,356,150
725,800		Marsh & McLennan Cos., Inc.	19,269,990
365,900	L	Progressive Corp.	6,849,648
171,092		Travelers Cos., Inc.	7,425,393

			64,509,264

		Internet: 1.1%
195,600	@	eBay, Inc.	5,345,748
446,100	@	Yahoo!, Inc.	9,216,426

			14,562,174

		Leisure Time: 0.6%
211,400	L	Harley-Davidson, Inc.	7,665,364

			7,665,364

		Lodging: 0.6%
244,100	@,L	MGM Mirage	8,272,549

			8,272,549

		Media: 5.7%
228,100	@,L	Cablevision Systems Corp.	5,155,060
390,200	L	CBS Corp. — Class B	7,604,998
163,000		Comcast Corp. — Class A	3,092,110
381,800	L	Gannett Co., Inc.	8,273,606
368,000	L	McGraw-Hill Cos., Inc.	14,764,160
491,300	L	New York Times Co.	7,561,107
1,003,300		Time Warner, Inc.	14,848,840
387,200	L	Walt Disney Co.	12,080,640

			73,380,521

		Mining: 1.1%
146,700		Alcoa, Inc.	5,225,454
143,200	L	Vulcan Materials Co.	8,560,496

			13,785,950

		Miscellaneous Manufacturing: 7.1%
234,400		3M Co.	16,311,896
139,200		Cooper Industries Ltd.	5,498,400
420,500	L	Eastman Kodak Co.	6,067,815
1,465,200		General Electric Co.	39,106,187
201,700	L	Honeywell International, Inc.	10,141,476
301,300		Illinois Tool Works, Inc.	14,314,763

			91,440,537

		Oil & Gas: 12.1%
225,800		Anadarko Petroleum Corp.	16,898,872
182,824	@@	BP PLC ADR	12,719,066
374,490		Chevron Corp.	37,123,194
390,224		ExxonMobil Corp.	34,390,441
196,900		Murphy Oil Corp.	19,306,045
316,500	@@	Royal Dutch Shell PLC ADR — Class A	25,861,215
196,100	L	Sunoco, Inc.	7,979,309

			154,278,142

		Oil & Gas Services: 1.3%
273,700	L	BJ Services Co.	8,741,978
74,900		Schlumberger Ltd.	8,046,507

			16,788,485

		Pharmaceuticals: 5.9%
162,400		Abbott Laboratories	8,602,328
441,400		Bristol-Myers Squibb Co.	9,061,942
372,000		Eli Lilly & Co.	17,171,520
352,100		Merck & Co., Inc.	13,270,649
727,800		Pfizer, Inc.	12,714,666
293,000		Wyeth	14,052,280

			74,873,385

		Pipelines: 0.6%
272,550	L	Spectra Energy Corp.	7,833,087

			7,833,087

		Retail: 2.1%
398,700	@,L	Bed Bath & Beyond, Inc.	11,203,470
582,300		Home Depot, Inc.	13,637,466
113,900		Macy’s, Inc.	2,211,938

			27,052,874

		Semiconductors: 1.7%
325,800		Analog Devices, Inc.	10,350,666
257,200	L	Applied Materials, Inc.	4,909,948
316,500	L	Intel Corp.	6,798,420

			22,059,034

		Software: 1.4%
667,800		Microsoft Corp.	18,371,178

			18,371,178

		Telecommunications: 4.9%
1,007,100	@,@@,	Alcatel SA ADR	6,082,884
	L
781,303		AT&T, Inc.	26,322,098
633,200	L	Motorola, Inc.	4,647,688
1,495,800	L	Qwest Communications International, Inc.	5,878,494
849,200	L	Sprint Nextel Corp.	8,067,400
348,350		Verizon Communications, Inc.	12,331,590

			63,330,154

See Accompanying Notes to Financial Statements

154

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Toys/Games/Hobbies: 0.5%
404,400		Mattel, Inc.	$6,923,328

			6,923,328

		Transportation: 0.5%
97,700		United Parcel Service, Inc. — Class B	6,005,619

			6,005,619

		Total Common Stock (Cost $1,321,793,981)	1,208,778,186

PREFERRED STOCK: 0.9%

		Banks: 0.2%
26	I	National City Corp.	2,232,360

			2,232,360

		Diversified Financial Services: 0.3%
60	I	Merrill Lynch & Co., Inc.	3,900,069

			3,900,069

		Sovereign: 0.4%
152,100		Federal National Mortgage Association, Series 08-1	5,825,430

			5,825,430

		Total Preferred Stock (Cost $15,490,338)	11,957,859

Principal
Amount			Value

CONVERTIBLE BONDS: 0.1%

		Auto Manufacturers: 0.1%
$1,744,000	C,L	Ford Motor Co., 4.250%, due 12/15/36	$1,277,480

		Total Convertible Bonds (Cost $1,744,000)	1,277,480

		Total Long-Term Investments (Cost $1,339,028,319)	1,222,013,525

Shares		Value

SHORT-TERM INVESTMENTS: 25.0%

	Mutual Fund: 4.3%
54,566,143	T. Rowe Price Reserve Investment Fund	$54,566,143

	Total Mutual Fund (Cost $54,566,143)	54,566,143

Principal
Amount			Value

		Securities Lending CollateralCC: 20.7%
$265,305,730		Bank of New York Mellon Corp. Institutional Cash Reserves	$265,305,730

		Total Securities Lending Collateral (Cost $265,305,730)	265,305,730

		Total Short-Term Investments (Cost $319,871,873)	319,871,873

	Total Investments in Securities
	(Cost $1,658,900,192)*	120.4%	$1,541,885,398
	Other Assets and Liabilities - Net	(20.4)	(261,478,993)

	Net Assets	100.0%	$1,280,406,405

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.

*	Cost for federal income tax purposes is $1,666,647,192.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$124,800,903
Gross Unrealized Depreciation	(249,562,697)

Net Unrealized Depreciation	$(124,761,794)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$1,526,196,779	$—
Level 2 — Other Significant Observable Inputs	15,688,619	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,541,885,398	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

155

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio
as of June 30, 2008 (Unaudited)

Country Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change.

Shares			Value

COMMON STOCK: 91.0%

		Austria: 0.8%
228,880		Telekom Austria AG	$4,959,546

			4,959,546

		Bermuda: 5.9%
361,300		Accenture Ltd.	14,712,136
22,850		ACE Ltd.	1,258,807
148,360		Covidien Ltd.	7,104,960
206,450		Tyco Electronics Ltd.	7,395,039
190,970		Tyco International Ltd.	7,646,439

			38,117,381

		Finland: 0.7%
150,000		Stora Enso OYJ (Euro Denominated Security)	1,397,503
200,000		UPM-Kymmene OYJ	3,258,792

			4,656,295

		France: 6.9%
43,450		Accor SA	2,886,384
271,640		France Telecom SA	7,966,416
67,800		Peugeot SA	3,662,024
123,870	L	Sanofi-Aventis	8,231,042
165,160		Total SA	14,058,192
206,450		Vivendi	7,784,485

			44,588,543

		Germany: 6.1%
128,970		Bayerische Motoren Werke AG	6,196,587
247,750		Deutsche Post AG	6,441,273
670,990	@	Infineon Technologies AG	5,750,188
14,470		Merck KGaA	2,051,663
15,000		Muenchener Rueckversicherungs AG	2,631,150
99,640		SAP AG	5,196,096
103,220		Siemens AG	11,378,101

			39,645,058

		Hong Kong: 0.7%
200,000		Cheung Kong Holdings Ltd.	2,704,603
200,000		Swire Pacific Ltd.	2,047,169

			4,751,772

		India: 0.2%
49,270	L	ICICI Bank Ltd. ADR	1,417,005

			1,417,005

		Ireland: 0.2%
49,499		CRH PLC	1,419,858

			1,419,858

		Italy: 3.7%
261,213		ENI S.p.A.	9,704,171
1,200,000	L	Intesa Sanpaolo S.p.A.	6,821,828
178,521		Mediaset S.p.A.	1,174,153
1,100,000		UniCredito Italiano S.p.A.	6,691,150

			24,391,302

		Japan: 5.1%
136,000		Fuji Photo Film Co., Ltd.	4,684,590
400,000		Konica Minolta Holdings, Inc.	6,775,408
353,100		Mitsubishi UFJ Financial Group, Inc.	3,120,502
91,000	L	NGK Spark Plug Co., Ltd.	1,047,443
179,900		NOK Corp.	2,862,988
43,000		Olympus Corp.	1,457,754
900,000	L	Shinsei Bank Ltd.	3,085,325
450		Sumitomo Mitsui Financial Group, Inc.	3,384,094
116,600		Toyota Motor Corp.	5,503,987
20,440		USS Co., Ltd.	1,350,542

			33,272,633

		Netherlands: 4.0%
180,650		Koninklijke Philips Electronics NV	6,117,796
38,000		Randstad Holdings NV	1,322,475
366,692		Reed Elsevier NV	6,136,901
276,149		Royal Dutch Shell PLC — Class B	11,057,855
38,771		SBM Offshore NV	1,426,609

			26,061,636

		Norway: 0.3%
90,770		Aker Kvaerner ASA	2,138,831

			2,138,831

		Russia: 0.8%
94,100	@	OAO Gazprom ADR	5,436,047

			5,436,047

		Singapore: 1.5%
212,680	@	Flextronics International Ltd.	1,999,192
2,993,000		Singapore Telecommunications Ltd.	7,978,545

			9,977,737

		South Korea: 3.1%
65,000		Hyundai Motor Co.	4,405,412
80,000		Kookmin Bank	4,701,794
18,224		Samsung Electronics Co., Ltd.	10,887,717

			19,994,923

		Spain: 0.8%
192,215		Telefonica SA	5,086,745

			5,086,745

		Sweden: 1.2%
78,030		Atlas Copco AB	1,141,217
451,500		Securitas Systems AB	976,573

See Accompanying Notes to Financial Statements

156

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Sweden (continued)
150,000	L	Svenska Cellulosa AB — B Shares	$2,110,602
350,318		Telefonaktiebolaget LM Ericsson	3,642,772

			7,871,164

		Switzerland: 3.3%
58,640		Adecco SA	2,898,693
154,800		Nestle SA	6,976,011
160,000		Novartis AG	8,805,151
130,000	@	UBS AG — Reg	2,708,971

			21,388,826

		Taiwan: 1.1%
681,309		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,433,081

			7,433,081

		Turkey: 0.3%
127,040	L	Turkcell Iletisim Hizmet AS ADR	1,848,432

			1,848,432

		United Kingdom: 12.4%
700,000		Aviva PLC	6,939,865
200,020		BAE Systems PLC	1,755,636
982,770		BP PLC	11,390,873
1,100,000		Compass Group PLC	8,274,123
464,530		GlaxoSmithKline PLC	10,268,786
551,919		HSBC Holdings PLC	8,507,184
1,515,000		Kingfisher PLC	3,358,743
1,200,000		Old Mutual PLC	2,202,878
500,510		Pearson PLC	6,099,226
1,111,350		Premier Foods PLC	2,097,661
815	@	Rolls-Royce Group PLC	5,508
73,024	@	Rolls-Royce Group PLC — B Shares Entitlement	145
1,208,333		Royal Bank of Scotland Group PLC	5,144,030
300,400		Standard Life PLC	1,248,856
291,020		Tesco PLC	2,128,607
3,012,377		Vodafone Group PLC	8,875,397
238,100		Wolseley PLC	1,774,037
349,747		Yell Group PLC	487,994

			80,559,549

		United States: 31.9%
33,160		Abbott Laboratories	1,756,485
230,000		American International Group, Inc.	6,085,800
268,390	@	Amgen, Inc.	12,657,272
53,880		Bank of America Corp.	1,286,116
619,370	@	Boston Scientific Corp.	7,612,057
500,000	@,L	Chico’s FAS, Inc.	2,685,000
154,320	@	Cisco Systems, Inc.	3,589,483
468,360		Comcast Corp. — Class A	8,884,789
116,690	L	Eastman Kodak Co.	1,683,837
400,000	L	El Paso Corp.	8,696,000
345,990		Electronic Data Systems Corp.	8,525,194
110,740	@,L	Expedia, Inc.	2,035,401
35,740	L	FedEx Corp.	2,815,955
420,690		General Electric Co.	11,228,216
77,420	L	Harley-Davidson, Inc.	2,807,249
100,000		International Paper Co.	2,330,000
421,870	@,L	Interpublic Group of Cos., Inc.	3,628,082
112,290		Merck & Co., Inc.	4,232,210
500,000		Microsoft Corp.	13,755,000
670,990		News Corp. — Class A	10,091,690
645,180	@	Oracle Corp.	13,548,781
49,239	L	Pentair, Inc.	1,724,350
567,760		Pfizer, Inc.	9,918,767
70,000		Pitney Bowes, Inc.	2,387,000
246,930	L	Progressive Corp.	4,622,530
118,710		Quest Diagnostics	5,753,874
40,000		Raytheon Co.	2,251,200
397,200	L	Seagate Technology, Inc.	7,598,436
929,060	L	Sprint Nextel Corp.	8,826,070
12,530	L	Target Corp.	582,520
774,220	L	Time Warner, Inc.	11,458,456
87,740		Torchmark Corp.	5,145,951
128,600	L	United Parcel Service, Inc. — Class B	7,905,042
95,302	@,L	USG Corp.	2,818,080
226,100	@,L	Viacom — Class B	6,905,094

			207,831,987

		Total Common Stock (Cost $641,596,183)	592,848,351

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 14.5%

		U.S. Government Agency Obligations: 8.5%
$55,190,000	Z	Federal Home Loan Bank, 2.050%, due 07/16/08	$55,139,716

		Total U.S. Government Agency Obligations (Cost $55,139,716)	55,139,716

		Securities Lending CollateralCC: 6.0%
39,276,915		Bank of New York Mellon Corp. Institutional Cash Reserves	39,276,915

		Total Securities Lending Collateral (Cost $39,276,915)	39,276,915

		Total Short-Term Investments (Cost $94,416,631)	94,416,631

	Total Investments in Securities
	(Cost $736,012,814)*	105.5%	$687,264,982
	Other Assets and Liabilities - Net	(5.5)	(35,822,017)

	Net Assets	100.0%	$651,442,965

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $737,123,991.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$42,931,729
Gross Unrealized Depreciation	(92,790,738)

Net Unrealized Depreciation	$(49,859,009)

See Accompanying Notes to Financial Statements

157

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio
as of June 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Advertising	0.6%
Aerospace/Defense	0.6
Auto Manufacturers	3.0
Auto Parts & Equipment	0.6
Banks	6.8
Biotechnology	1.9
Building Materials	0.7
Commercial Services	3.1
Computers	2.5
Distribution/Wholesale	0.3
Diversified Financial Services	0.4
Electronics	2.4
Engineering & Construction	0.3
Food	1.7
Food Service	1.3
Forest Products & Paper	1.4
Healthcare — Products	2.3
Healthcare — Services	0.9
Holding Companies — Diversified	0.3
Insurance	4.6
Internet	0.3
Leisure Time	0.4
Lodging	0.4
Machinery — Construction & Mining	0.2
Media	9.1
Miscellaneous Manufacturing	7.2
Office/Business Equipment	0.4
Oil & Gas	7.9
Oil & Gas Services	0.2
Pharmaceuticals	6.9
Pipelines	1.3
Real Estate	0.4
Retail	1.2
Semiconductors	3.7
Software	5.0
Telecommunications	8.1
Transportation	2.6
Short-Term Investments	14.5
Other Assets and Liabilities — Net	(5.5)

Net Assets	100.0%

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$301,308,232	$—
Level 2 — Other Significant Observable Inputs	385,956,750	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$687,264,982	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

158

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change.

Shares			Value

COMMON STOCK: 98.1%

		Apparel: 1.3%
256,685	@,L	Coach, Inc.	$7,413,063

			7,413,063

		Biotechnology: 1.8%
120,256	@,L	Illumina, Inc.	10,475,500

			10,475,500

		Building Materials: 3.3%
442,788	@,@@,	Cemex SA de CV ADR	10,936,864
	L
76,425	L	Martin Marietta Materials, Inc.	7,916,866

			18,853,730

		Chemicals: 8.6%
390,686		Monsanto Co.	49,398,338

			49,398,338

		Commercial Services: 5.3%
78,521	L	Corporate Executive Board Co.	3,301,808
65,825	L	Mastercard, Inc.	17,477,854
170,994	@,L	Monster Worldwide, Inc.	3,524,186
74,131	@,L	Visa, Inc.	6,027,592

			30,331,440

		Computers: 7.0%
94,984	@	Apple, Inc.	15,904,121
209,350	@,@@	Research In Motion Ltd.	24,473,015

			40,377,136

		Distribution/Wholesale: 1.5%
2,750,000	@@	Li & Fung Ltd.	8,298,009

			8,298,009

		Diversified Financial Services: 8.1%
304,359		American Express Co.	11,465,204
1,158,398	@@	Bovespa Holding SA	14,307,455
24,021	L	CME Group, Inc.	9,204,607
639,182	@@	Redecard SA	11,809,975

			46,787,241

		Energy — Alternate Sources: 1.1%
22,478	@,L	First Solar, Inc.	6,132,448

			6,132,448

		Healthcare — Products: 1.6%
63,186	@	Gen-Probe, Inc.	3,000,071
22,234	@,L	Intuitive Surgical, Inc.	5,989,840

			8,989,911

		Holding Companies — Diversified: 3.8%
1,344,000	@@	China Merchants Holdings International Co., Ltd.	5,201,677
354,522	L	Leucadia National Corp.	16,641,263

			21,842,940

		Insurance: 4.2%
3,052	@,L	Berkshire Hathaway, Inc. — Class B	12,244,624
258,063		Loews Corp.	12,103,155

			24,347,779

		Internet: 18.2%
403,921	@,L	Amazon.com, Inc.	29,619,527
30,311	@,@@,	Baidu.com ADR	9,527,354
	L
750,601	@,L	eBay, Inc.	20,513,925
64,607	@	Google, Inc. — Class A	34,010,417
1,026,800	@@	Tencent Holdings Ltd.	7,963,669
141,496	@,L	Yahoo!, Inc.	2,923,307

			104,558,199

		Iron/Steel: 1.0%
77,761		Nucor Corp.	5,806,414

			5,806,414

		Lodging: 4.4%
158,105	L	Starwood Hotels & Resorts Worldwide, Inc.	6,335,267
231,124	@,L	Wynn Resorts Ltd.	18,801,937

			25,137,204

		Oil & Gas: 10.0%
348,419	@,L	Southwestern Energy Co.	16,588,229
416,101	@,L	Ultra Petroleum Corp.	40,861,118

			57,449,347

		Pharmaceuticals: 1.1%
121,548	L	Allergan, Inc.	6,326,573

			6,326,573

		Real Estate: 4.8%
843,754	@@,L	Brookfield Asset Management, Inc.	27,455,753

			27,455,753

		Retail: 3.4%
141,685	L	Abercrombie & Fitch Co.	8,880,816
677,404	@	Starbucks Corp.	10,662,339

			19,543,155

		Software: 0.9%
99,238	@,L	VMware, Inc.	5,344,959

			5,344,959

See Accompanying Notes to Financial Statements

159

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Telecommunications: 3.4%
225,795	@@	America Movil SA de CV ADR	$11,910,686
114,117	@@,L	China Mobile Ltd. ADR	7,640,133

			19,550,819

		Transportation: 3.3%
205,987	L	CH Robinson Worldwide, Inc.	11,296,327
181,986	L	Expeditors International Washington, Inc.	7,825,398

			19,121,725

		Total Common Stock (Cost $543,338,019)	563,541,683

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 27.3%

		U.S. Government Agency Obligations: 1.6%
$9,323,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$9,322,534

		Total U.S. Government Agency Obligations (Cost $9,322,534)	9,322,534

		Securities Lending CollateralCC: 25.7%
147,955,118		Bank of New York Mellon Corp. Institutional Cash Reserves	147,955,118

		Total Securities Lending Collateral (Cost $147,955,118)	147,955,118

		Total Short-Term Investments (Cost $157,277,652)	157,277,652

	Total Investments in Securities
	(Cost $700,615,671)*	125.4%	$720,819,335
	Other Assets and Liabilities - Net	(25.4)	(146,231,502)

	Net Assets	100.0%	$574,587,833

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $704,736,380.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$58,381,249
Gross Unrealized Depreciation	(42,298,294)

Net Unrealized Appreciation	$16,082,955

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$690,033,446	$—
Level 2 — Other Significant Observable Inputs	30,785,889	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$720,819,335	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

160

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio
as of June 30, 2008 (Unaudited)

Country Allocation
As of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change.

Shares			Value

COMMON STOCK: 97.9%

		Finland: 3.1%
320,736		Kone OYJ	$11,211,623

			11,211,623

		France: 5.2%
123,034		Groupe Danone	8,609,214
102,093	L	Pernod-Ricard SA	10,418,100

			19,027,314

		Ireland: 1.9%
1,265,534		C&C Group PLC	6,990,203

			6,990,203

		Japan: 2.5%
347,000		Kao Corp.	9,109,592

			9,109,592

		Netherlands: 7.8%
865,795		Reed Elsevier NV	14,489,811
605,154		Wolters Kluwer NV	14,085,500

			28,575,311

		Sweden: 4.9%
869,102		Swedish Match AB	17,711,980

			17,711,980

		Switzerland: 6.2%
256,230		Nestle SA	11,546,921
203,006		Novartis AG	11,171,866

			22,718,787

		United Kingdom: 37.9%
935,333		British American Tobacco PLC	32,263,196
1,238,906		Cadbury PLC	15,608,167
485,825		Diageo PLC	8,900,877
1,704,759		Experian Group Ltd.	12,608,239
729,131		Imperial Tobacco Group PLC	27,086,175
339,542		Reckitt Benckiser PLC	17,149,583
547,245		Unilever PLC	15,548,238
960,102		WPP Group PLC	9,174,374

			138,338,849

		United States: 28.4%
140,256	L	Brown-Forman Corp.	10,599,146
294,990	@,L	Career Education Corp.	4,309,804
191,905	@,L	Dr Pepper Snapple Group, Inc.	4,026,167
129,801	L	Estee Lauder Cos., Inc.	6,029,256
153,736	L	Fortune Brands, Inc.	9,594,664
266,480	L	Harley-Davidson, Inc.	9,662,565
188,291		Kellogg Co.	9,041,734
218,838	L	Moody’s Corp.	7,536,781
316,018		Philip Morris International, Inc.	15,608,129
150,060		Procter & Gamble Co.	9,125,149
219,931	L	Scotts Miracle-Gro Co.	3,864,188
377,499	@,L	Starbucks Corp.	5,941,834
232,312	L	Weight Watchers International, Inc.	8,272,630

			103,612,047

		Total Common Stock (Cost $341,805,731)	357,295,706

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 13.0%

		U.S. Government Agency Obligations: 1.0%
3,587,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	3,586,821

		Total U.S. Government Agency Obligations (Cost $3,586,821)	3,586,821

		Securities Lending CollateralCC: 12.0%
43,675,138		Bank of New York Mellon Corp. Institutional Cash Reserves	43,675,138

		Total Securities Lending Collateral (Cost $43,675,138)	43,675,138

		Total Short-Term Investments (Cost $47,261,959)	47,261,959

	Total Investments in Securities
	(Cost $389,067,690)*	110.9%	$404,557,665
	Other Assets and Liabilities-Net	(10.9)	(39,780,115)

	Net Assets	100.0%	$364,777,550

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $389,148,864.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$54,596,695
Gross Unrealized Depreciation	(39,187,894)

Net Unrealized Appreciation	$15,408,801

See Accompanying Notes to Financial Statements

161

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio
as of June 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Agriculture	25.4%
Beverages	11.2
Commercial Services	9.0
Cosmetics/Personal Care	6.7
Food	16.5
Household Products/Wares	8.4
Leisure Time	2.6
Machinery — Diversified	3.1
Media	10.3
Pharmaceuticals	3.1
Retail	1.6
Short-Term Investments	13.0
Other Assets and Liabilities — Net	(10.9)

Net Assets	100.0%

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$162,895,352	$—
Level 2 — Other Significant Observable Inputs	241,662,313	(506,817)
Level 3 — Significant Unobservable Inputs	—	—

Total	$404,557,665	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

At June 30, 2008, the following forward foreign currency contracts were outstanding for the ING Van Kampen Global Franchise Portfolio:

			In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Depreciation
			USD

Britain Pound Sterling GBP 34,680,000	Sell	7/24/08	68,434,911	68,941,728	$(506,817)

See Accompanying Notes to Financial Statements

162

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 92.8%

		Aerospace/Defense: 1.7%
227,510		Raytheon Co.	$12,804,263

			12,804,263

		Agriculture: 1.6%
196,280		Altria Group, Inc.	4,035,517
168,880		Philip Morris International, Inc.	8,340,983

			12,376,500

		Airlines: 0.3%
166,400	@,L	Continental Airlines, Inc.	1,682,304
89,000	@,L	UAL Corp.	464,580

			2,146,884

		Auto Manufacturers: 0.5%
116,560	@@,L	Honda Motor Co., Ltd. ADR	3,966,537

			3,966,537

		Banks: 4.5%
302,792	L	Bank of America Corp.	7,227,645
120,149	L	Capital One Financial Corp.	4,566,863
172,064	@@,L	Mitsubishi UFJ Financial Group, Inc. ADR	1,514,163
287,440	@@,L	Mizuho Financial Group, Inc. ADR	2,664,569
188,481	L	PNC Financial Services Group, Inc.	10,762,265
407	@@	Sumitomo Mitsui Financial Group, Inc.	3,062,514
122,860	L	SunTrust Bank	4,449,989

			34,248,008

		Beverages: 1.2%
142,830		Coca-Cola Co.	7,424,303
100,897	@,L	Dr Pepper Snapple Group, Inc.	2,116,819

			9,541,122

		Chemicals: 4.0%
319,840	@@,L	Bayer AG ADR	26,879,258
94,580		EI Du Pont de Nemours & Co.	4,056,536

			30,935,794

		Computers: 1.5%
111,650	@	EMC Corp.	1,640,139
227,703		Hewlett-Packard Co.	10,066,750

			11,706,889

		Cosmetics/Personal Care: 1.4%
122,870	L	Estee Lauder Cos., Inc.	5,707,312
76,980		Procter & Gamble Co.	4,681,154

			10,388,466

		Diversified Financial Services: 7.2%
396,556	L	Charles Schwab Corp.	8,145,260
533,842		Citigroup, Inc.	8,947,192
310,150	L	Federal Home Loan Mortgage Corporation	5,086,460
800,749		JPMorgan Chase & Co.	27,473,696
160,526	L	Merrill Lynch & Co., Inc.	5,090,279

			54,742,887

		Electric: 5.6%
406,670	L	American Electric Power Co., Inc.	16,360,334
68,870	L	Entergy Corp.	8,297,458
166,520		FirstEnergy Corp.	13,709,592
99,700	@,L	NRG Energy, Inc.	4,277,130

			42,644,514

		Food: 4.9%
240,596	@@,L	Cadbury PLC ADR	12,106,791
62,570		ConAgra Foods, Inc.	1,206,350
309,934		Kraft Foods, Inc.	8,817,622
550,260	@@	Unilever NV ADR	15,627,384

			37,758,147

		Healthcare — Products: 1.8%
497,520	@,L	Boston Scientific Corp.	6,114,521
160,727	@@	Covidien Ltd.	7,697,216

			13,811,737

		Home Furnishings: 0.8%
135,900	@@	Sony Corp. ADR	5,944,266

			5,944,266

		Household Products/Wares: 0.9%
113,800		Kimberly-Clark Corp.	6,802,964

			6,802,964

		Insurance: 7.3%
358,510	@@,L	Aegon NV ADR	4,700,066
226,155		Chubb Corp.	11,083,857
83,620		Hartford Financial Services Group, Inc.	5,399,343
807,628		Marsh & McLennan Cos., Inc.	21,442,523
300,274		Travelers Cos., Inc.	13,031,892

			55,657,681

		Internet: 2.0%
412,800	@	eBay, Inc.	11,281,824
196,400	@,L	Symantec Corp.	3,800,340

			15,082,164

		Leisure Time: 0.3%
69,323	L	Harley-Davidson, Inc.	2,513,652

			2,513,652

See Accompanying Notes to Financial Statements

163

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Media: 6.0%
539,320		Comcast Corp. — Class A	$10,230,900
1,370,699	L	Time Warner, Inc.	20,286,345
496,071	@,L	Viacom — Class B	15,150,008

			45,667,253

		Mining: 1.3%
192,350	L	Newmont Mining Corp.	10,032,976

			10,032,976

		Miscellaneous Manufacturing: 4.0%
427,750		General Electric Co.	11,416,648
117,140	@@,L	Siemens AG ADR	12,900,628
167,037	@@	Tyco International Ltd.	6,688,161

			31,005,437

		Oil & Gas: 8.8%
92,600	@@	BP PLC ADR	6,442,182
59,550		ConocoPhillips	5,620,925
53,290	L	Devon Energy Corp.	6,403,326
118,810		ExxonMobil Corp.	10,470,725
174,260		Occidental Petroleum Corp.	15,659,004
274,410	@@	Royal Dutch Shell PLC ADR — Class A	22,422,041

			67,018,203

		Oil & Gas Services: 0.7%
48,750		Schlumberger Ltd.	5,237,213

			5,237,213

		Pharmaceuticals: 10.4%
292,900		Abbott Laboratories	15,514,913
566,430		Bristol-Myers Squibb Co.	11,628,808
211,730	@@,L	Novartis AG ADR	11,653,619
132,330	@@	Roche Holding Ltd. ADR	11,952,046
998,590		Schering-Plough Corp.	19,662,237
185,990		Wyeth	8,920,080

			79,331,703

		Pipelines: 0.9%
175,310		Williams Cos., Inc.	7,066,746

			7,066,746

		Retail: 7.1%
183,240	L	Home Depot, Inc.	4,291,481
268,000	L	Macy’s, Inc.	5,204,560
370,623	@,L	Office Depot, Inc.	4,054,616
677,510	@,L	Rite Aid Corp.	1,077,241
351,600	@,L	Starbucks Corp.	5,534,184
609,110	L	Wal-Mart Stores, Inc.	34,231,982

			54,394,064

		Semiconductors: 0.9%
314,336	L	Intel Corp.	6,751,937

			6,751,937

		Software: 0.3%
113,090	@	Oracle Corp.	2,374,890

			2,374,890

		Telecommunications: 4.4%
1,343,670	@,@@,	Alcatel SA ADR	8,115,767
	L
312,160	@	Cisco Systems, Inc.	7,260,842
519,401		Verizon Communications, Inc.	18,386,795

			33,763,404

		Transportation: 0.5%
47,800	L	FedEx Corp.	3,766,162

			3,766,162

		Total Common Stock (Cost $711,569,788)	709,482,463

EXCHANGE-TRADED FUNDS: 2.6%

		Exchange-Traded Funds: 2.6%
582,656	L	Financial Select Sector SPDR Fund	11,804,611
635,550	@@,L	iShares MSCI Japan Index Fund	7,931,664

		Total Exchange-Traded Funds
		(Cost $24,841,313)	19,736,275

PREFERRED STOCK: 1.2%

		Banks: 0.7%
4,000		Bank of America Corp.	3,540,000
2,000		Wachovia Corp.	1,762,760

			5,302,760

		Diversified Financial Services: 0.5%
83,400	P	Citigroup, Inc.	3,648,750

			3,648,750

		Total Preferred Stock (Cost $10,752,352)	8,951,510

		Total Long-Term Investments (Cost $747,163,453)	738,170,248

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 23.9%

		U.S. Government Agency Obligations: 3.6%
$27,700,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$27,698,461

		Total U.S. Government Agency Obligations (Cost $27,698,461)	27,698,461

		Securities Lending CollateralCC: 20.3%
155,299,159		Bank of New York Mellon Corp. Institutional Cash Reserves	155,299,159

		Total Securities Lending Collateral (Cost $155,299,159)	155,299,159

		Total Short-Term Investments (Cost $182,997,620)	182,997,620

	Total Investments in Securities
	(Cost $930,161,073)*	120.5%	$921,167,868
	Other Assets and Liabilities - Net	(20.5)	(156,963,438)

	Net Assets	100.0%	$764,204,430

See Accompanying Notes to Financial Statements

164

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio
as of June 30, 2008 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $933,230,879.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$91,323,229
Gross Unrealized Depreciation	(103,386,240)

Net Unrealized Depreciation	$(12,063,011)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$884,517,897	$—
Level 2 — Other Significant Observable Inputs	36,649,971	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$921,167,868	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

165

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 15.7%

		Forest Products & Paper: 0.3%
84,910	L	Plum Creek Timber Co., Inc.	$3,626,506

			3,626,506

		Healthcare — Services: 1.5%
807,138	@,L	Assisted Living Concepts, Inc.	4,439,259
723,735	L	Brookdale Senior Living, Inc.	14,735,245

			19,174,504

		Lodging: 6.3%
108,505	@,L	Gaylord Entertainment Co.	2,599,780
471,190	@@	Millennium & Copthorne Hotels PLC	3,050,229
442,825	@,L	Morgans Hotel Group Co.	4,561,098
1,709,080	L	Starwood Hotels & Resorts Worldwide, Inc.	68,482,836

			78,693,943

		Real Estate: 7.6%
3,872,128	@@	Brookfield Properties Co. (U.S. Denominated Security)	68,885,157
848,435	L	Forest City Enterprises, Inc.	27,336,576

			96,221,733

		Total Common Stock (Cost $225,568,008)	197,716,686

REAL ESTATE INVESTMENT TRUSTS: 79.1%

		Apartments: 18.4%
32,838	L	American Campus Communities, Inc.	914,210
4,259	L	Apartment Investment & Management Co.	145,062
934,778		AvalonBay Communities, Inc.	83,344,806
130,152	L	BRE Properties, Inc.	5,632,979
681,658		Camden Property Trust	30,170,183
2,305,915	L	Equity Residential	88,247,367
776,088		Post Properties, Inc.	23,088,618

			231,543,225

		Diversified: 8.8%
1,157,725	L	Duke Realty Corp.	25,990,926
992,171		Liberty Property Trust	32,890,469
152,885	L	PS Business Parks, Inc.	7,888,866
501,010	L	Vornado Realty Trust	44,088,880

			110,859,141

		Health Care: 4.2%
92,665	L	Care Investment Trust, Inc.	873,831
41,570	@@	Extendicare Real Estate Investment Trust	366,494
1,166,824	L	Healthcare Realty Trust, Inc.	27,735,406
5,290		National Health Investors, Inc.	150,818
1,238,064	L	Senior Housing Properties Trust	24,179,390
1,445		Ventas, Inc.	61,514

			53,367,453

		Hotels: 6.6%
322,130	L	DiamondRock Hospitality Co.	3,507,996
476,031		Hersha Hospitality Trust	3,594,034
4,253,346		Host Hotels & Resorts, Inc.	58,058,171
1,409,656		Strategic Hotel Capital, Inc.	13,208,477
275,130		Sunstone Hotel Investors, Inc.	4,567,158

			82,935,836

		Manufactured Homes: 1.4%
395,616		Equity Lifestyle Properties, Inc.	17,407,104

			17,407,104

		Office Property: 10.2%
748,346		Boston Properties, Inc.	67,515,776
574,744		Douglas Emmett, Inc.	12,627,126
16,200	L	Highwoods Properties, Inc.	509,004
285,283		Kilroy Realty Corp.	13,416,859
920,313		Mack-Cali Realty Corp.	31,447,095
41,312	L	Parkway Properties, Inc.	1,393,454
14,770		SL Green Realty Corp.	1,221,774

			128,131,088

		Regional Malls: 14.1%
701,771	L	General Growth Properties, Inc.	24,583,038
542,075	L	Macerich Co.	33,679,120
1,186,376	L	Simon Property Group, Inc.	106,643,339
278,743		Taubman Centers, Inc.	13,560,847

			178,466,344

		Shopping Centers: 7.4%
437,960		Acadia Realty Trust	10,138,774
11,000		Developers Diversified Realty Corp.	381,810
11,751	L	Equity One, Inc.	241,483
436,769	L	Federal Realty Investment Trust	30,137,061
2,065		Kimco Realty Corp.	71,284
143,495	L	Ramco-Gershenson Properties	2,947,387
841,993	L	Regency Centers Corp.	49,778,626
9,840	L	Weingarten Realty Investors	298,349

			93,994,774

		Storage: 2.9%
360,687		Public Storage, Inc.	29,139,903
192,329	L	Sovran Self Storage, Inc.	7,993,193

			37,133,096

See Accompanying Notes to Financial Statements

166

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Warehouse/Industrial: 5.1%
540,600		AMB Property Corp.	$27,235,428
675,594	L	Prologis	36,718,534

			63,953,962

		Total Real Estate Investment Trusts (Cost $1,064,123,853)	997,792,023

PREFERRED STOCK: 0.1%

		Real Estate: 0.1%
7,305		Simon Property Group LP	533,265

		Total Preferred Stock (Cost $391,183)	533,265

		Total Long-Term Investments (Cost $1,290,621,806)	1,196,041,974

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 19.7%

		U.S. Government Agency Obligations: 6.3%
$79,863,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$79,859,007

		Total U.S. Government Agency Obligations (Cost $79,859,007)	79,859,007

		Securities Lending CollateralCC: 13.4%
168,503,828		Bank of New York Mellon Corp. Institutional Cash Reserves	168,503,828

		Total Securities Lending Collateral (Cost $168,503,828)	168,503,828

		Total Short-Term Investments (Cost $248,362,835)	248,362,835

	Total Investments in Securities
	(Cost $1,538,445,879)*	114.6%	$1,444,404,809
	Other Assets and Liabilities - Net	(14.6)	(183,539,174)

	Net Assets	100.0%	$1,260,865,635

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $1,544,695,538

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$36,970,913
Gross Unrealized Depreciation	(137,261,642)

Net Unrealized Depreciation	$(100,290,729)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$1,364,012,537	$—
Level 2 — Other Significant Observable Inputs	80,392,272	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,444,404,809	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

167

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Disciplined Value Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 100.0%

		Advertising: 0.4%
37,400	@,L	Clear Channel Outdoor Holdings, Inc.	$666,842

			666,842

		Banks: 8.6%
61,328	L	Associated Banc-Corp.	1,183,017
9,434		Bank of New York Mellon Corp.	356,888
31,276	L	First Financial Bancorp.	287,739
24,100	L	M&T Bank Corp.	1,700,014
133,700	L	Marshall & Ilsley Corp.	2,049,621
192,200		US Bancorp.	5,360,458
38,300	L	Webster Financial Corp.	712,380
135,000	L	Wilmington Trust Corp.	3,569,400
15,100	L	Zions Bancorp.	475,499

			15,695,016

		Beverages: 2.1%
220,800		Coca-Cola Enterprises, Inc.	3,819,840

			3,819,840

		Chemicals: 0.2%
19,400		Hercules, Inc.	328,442

			328,442

		Commercial Services: 3.2%
10,500	@,L	BearingPoint, Inc.	8,505
195,700	@,L	Corinthian Colleges, Inc.	2,272,077
129,900	@,L	Monster Worldwide, Inc.	2,677,239
37,310		Total System Services, Inc.	829,028

			5,786,849

		Computers: 1.5%
114,400		Electronic Data Systems Corp.	2,818,816

			2,818,816

		Diversified Financial Services: 5.4%
89,000		American Express Co.	3,352,630
216,000	L	Janus Capital Group, Inc.	5,717,520
38,700	L	Lehman Brothers Holdings, Inc.	766,647
1,500		Waddell & Reed Financial, Inc.	52,515

			9,889,312

		Electrical Components & Equipment: 3.5%
280,500		Molex, Inc.	6,426,255

			6,426,255

		Electronics: 3.7%
206,100		Jabil Circuit, Inc.	3,382,101
123,000		PerkinElmer, Inc.	3,425,550

			6,807,651

		Environmental Control: 7.6%
175,400	L	Nalco Holding Co.	3,709,710
271,900	L	Waste Management, Inc.	10,253,349

			13,963,059

		Food: 9.8%
300,000		ConAgra Foods, Inc.	5,784,000
75,100		Kroger Co.	2,168,137
180,500		Sara Lee Corp.	2,211,125
773		Supervalu, Inc.	23,878
308,485	L	Tootsie Roll Industries, Inc.	7,752,229

			17,939,369

		Gas: 3.5%
357,600		NiSource, Inc.	6,408,192

			6,408,192

		Healthcare — Services: 1.0%
39,700		Quest Diagnostics	1,924,259

			1,924,259

		Housewares: 0.0%
300		Newell Rubbermaid, Inc.	5,037

			5,037

		Insurance: 3.7%
345,700	L	Progressive Corp.	6,471,504
4,300		Safeco Corp.	288,788

			6,760,292

		Internet: 6.0%
1,100	@	eBay, Inc.	30,063
548,400	@,L	Emdeon Corp.	6,207,888
167,200	@,L	IAC/InterActiveCorp.	3,223,616
77,000	@,L	Yahoo!, Inc.	1,590,820

			11,052,387

		Leisure Time: 1.2%
24,300	L	Brunswick Corp.	257,580
54,600	L	Harley-Davidson, Inc.	1,979,796

			2,237,376

		Machinery — Diversified: 5.0%
187,400	@,L	Intermec, Inc.	3,950,392
119,300		Rockwell Automation, Inc.	5,216,989

			9,167,381

		Media: 2.2%
267,700		Time Warner, Inc.	3,961,960

			3,961,960

See Accompanying Notes to Financial Statements

168

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Disciplined Value Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Mining: 0.0%
3,800	@,@@, L	Harmony Gold Mining Co., Ltd. ADR	$46,550

			46,550

		Oil & Gas: 3.9%
200	@@	Canadian Natural Resources Ltd.	20,050
200		Devon Energy Corp.	24,032
55,509		Hess Corp.	7,004,681

			7,048,763

		Oil & Gas Services: 4.7%
40,000	@	Cameron International Corp.	2,214,000
86,300	@,L	Exterran Holdings, Inc.	6,169,587
2,000	@,L	FMC Technologies, Inc.	153,860

			8,537,447

		Packaging & Containers: 0.5%
45,800	L	Sealed Air Corp.	870,658

			870,658

		Pharmaceuticals: 1.4%
65,600	@,L	Hospira, Inc.	2,631,216

			2,631,216

		Retail: 5.6%
51,300		Limited Brands, Inc.	864,405
86,200	L	Staples, Inc.	2,047,250
38,000		Target Corp.	1,766,620
169,000		Walgreen Co.	5,494,190

			10,172,465

		Semiconductors: 3.7%
326,700		Applied Materials, Inc.	6,236,703
12,900	L	KLA-Tencor Corp.	525,159

			6,761,862

		Software: 6.3%
176,500		CA, Inc.	4,075,385
145,400	@	Electronic Arts, Inc.	6,460,122
44,566	@,L	Metavante Technologies, inc.	1,008,083

			11,543,590

		Telecommunications: 1.8%
2,200	@,L	IDT Corp.	3,740
8,200	@	Juniper Networks, Inc.	181,876
141,600		Motorola, Inc.	1,039,344
181,844	@,@@, L	Nortel Networks Corp.	1,494,758
56,100		Sprint Nextel Corp.	532,950

			3,252,668

		Transportation: 1.8%
41,600		FedEx Corp.	3,277,664

			3,277,664

		Water: 1.7%
195,460	L	Aqua America, Inc.	3,121,496

			3,121,496

		Total Common Stock (Cost $204,132,694)	182,922,714

REAL ESTATE INVESTMENT TRUSTS: 0.0%

		Apartments: 0.0%
2,308		Apartment Investment & Management Co.	78,610

		Total Real Estate Investment Trusts (Cost $89,343)	78,610

		Total Long-Term Investments (Cost $204,222,037)	183,001,324

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 27.8%
		Securities Lending CollateralCC: 27.8%
$50,841,129		Bank of New York Mellon Corp. Institutional Cash Reserves	$50,841,129

		Total Short-Term Investments (Cost $50,841,129)	50,841,129

	Total Investments in Securities
	(Cost $255,063,166)*	127.8%	$233,842,453
	Other Assets and Liabilities - Net	(27.8)	(50,910,818)

	Net Assets	100.0%	$182,931,635

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.

*	Cost for federal income tax purposes is $255,174,293.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,516,760
Gross Unrealized Depreciation	(28,848,600)

Net Unrealized Depreciation	$(21,331,840)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Accompanying Notes to Financial Statements

169

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Disciplined Value Portfolio
as of June 30, 2008 (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$233,833,948	$—
Level 2 — Other Significant Observable Inputs	8,505	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$233,842,453	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

170

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.3%

		Aerospace/Defense: 3.1%
220,416	@,L	Herley Industries, Inc.	$2,927,124
61,500	@	Spirit Aerosystems Holdings, Inc.	1,179,570

			4,106,694

		Agriculture: 0.1%
4,000	@,L	Tejon Ranch Co.	144,240

			144,240

		Apparel: 0.8%
37,900	@,L	CROCS, Inc.	303,579
76,900	@,L	Heelys, Inc.	312,214
29,800	@	Timberland Co.	487,230

			1,103,023

		Banks: 8.2%
34,046	L	Amcore Financial, Inc.	192,700
17,600	L	Boston Private Financial Holdings, Inc.	99,792
8,700	L	Central Pacific Financial Corp.	92,742
16,000		Community Trust Bancorp., Inc.	420,160
58,116		First Commonwealth Financial Corp.	542,222
30,300	L	First Financial Bancorp.	278,760
13,800		First Midwest Bancorp., Inc.	257,370
24,500		FirstMerit Corp.	399,595
20,600	L	International Bancshares Corp.	440,222
125,000	L	Marshall & Ilsley Corp.	1,916,250
69,731	L	National Penn Bancshares, Inc.	926,028
46,500	L	Old National Bancorp.	663,090
18,900	L	Pacific Capital Bancorp.	260,442
8,600	L	PacWest Bancorp	127,968
18,800	L	Provident Bankshares Corp.	119,944
52,800		Sterling Financial Corp.	218,592
63,400	L	Susquehanna Bancshares, Inc.	867,946
11,400		UMB Financial Corp.	584,478
88,950	L	Umpqua Holdings Corp.	1,078,964
18,700	L	United Community Banks, Inc.	159,511
17,325	L	Valley National Bancorp.	273,215
21,500		Webster Financial Corp.	399,900
23,100	L	Wilmington Trust Corp.	610,764

			10,930,655

		Beverages: 1.3%
97,000		Coca-Cola Enterprises, Inc.	1,678,100
16,600	@	Vermont Pure Holdings Ltd.	22,576

			1,700,676

		Building Materials: 0.9%
38,600	@,L	Armstrong World Industries, Inc.	1,127,892
9,300	L	Comfort Systems USA, Inc.	124,992

			1,252,884

		Chemicals: 3.1%
149,500		Hercules, Inc.	2,531,035
99,500	@,L	Symyx Technologies	694,510
38,600	@,L	Zoltek Cos., Inc.	936,050

			4,161,595

		Commercial Services: 8.7%
351,800	@	Convergys Corp.	5,227,748
120,700	@,L	CRA International, Inc.	4,363,305
888,000	@	Hooper Holmes, Inc.	905,760
58,000	@	Monster Worldwide, Inc.	1,195,380

			11,692,193

		Computers: 4.1%
93,700		Electronic Data Systems Corp.	2,308,768
53,700	@	Electronics for Imaging	784,020
557,300	@	InFocus Corp.	835,950
212,169	@,L	Mercury Computer Systems, Inc.	1,597,633
100	@	Planar Systems, Inc.	260

			5,526,631

		Diversified Financial Services: 2.8%
311,136	@,L	Asset Acceptance Capital Corp.	3,802,082

			3,802,082

		Electric: 0.0%
200	L	Idacorp, Inc.	5,778

			5,778

		Electrical Components & Equipment: 2.4%
138,500		Molex, Inc.	3,173,035

			3,173,035

		Electronics: 7.5%
176,400		Jabil Circuit, Inc.	2,894,724
115,100	@,L	Newport Corp.	1,310,989
210,000		PerkinElmer, Inc.	5,848,500

			10,054,213

		Energy — Alternate Sources: 0.3%
236,900	@,L	Syntroleum Corp.	405,099

			405,099

		Entertainment: 0.2%
47,500	@,L	Lakes Entertainment, Inc.	312,550

			312,550

See Accompanying Notes to Financial Statements

171

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Environmental Control: 1.4%
26,300	@,L	Clean Harbors, Inc.	$1,868,878

			1,868,878

		Food: 10.9%
308,253	L	Tootsie Roll Industries, Inc.	7,746,398
160,083	@,L	United Natural Foods, Inc.	3,118,417
235,100	@,L	Winn-Dixie Stores, Inc.	3,766,302

			14,631,117

		Forest Products & Paper: 0.7%
115,400	@	Buckeye Technologies, Inc.	976,284

			976,284

		Gas: 3.4%
255,300		NiSource, Inc.	4,574,976

			4,574,976

		Healthcare — Products: 2.9%
68,800		Vital Signs, Inc.	3,906,464

			3,906,464

		Household Products/Wares: 0.7%
30,400		WD-40 Co.	889,200

			889,200

		Insurance: 0.5%
104,400	@	Crawford & Co.	652,500

			652,500

		Internet: 2.6%
304,000	@,L	Emdeon Corp.	3,441,280

			3,441,280

		Lodging: 1.3%
120,000	L	Ameristar Casinos, Inc.	1,658,400
9,200	@,L	MTR Gaming Group, Inc.	43,884

			1,702,284

		Machinery — Diversified: 3.7%
232,100	@,L	Intermec, Inc.	4,892,668
200	L	Tennant Co.	6,014

			4,898,682

		Media: 2.0%
525,500	@,L	Playboy Enterprises, Inc.	2,595,970
35,514	@,L	WPT Enterprises, Inc.	36,579

			2,632,549

		Metal Fabricate/Hardware: 0.1%
700		Valmont Industries, Inc.	73,003

			73,003

		Mining: 0.0%
100	@@,L	GoldCorp, Inc.	4,617

			4,617

		Miscellaneous Manufacturing: 1.1%
114,000	L	Federal Signal Corp.	1,368,000
10,500	@	Lydall, Inc.	131,775

			1,499,775

		Packaging & Containers: 0.6%
39,800	L	Sealed Air Corp.	756,598

			756,598

		Pharmaceuticals: 0.4%
44,000	@,L	Noven Pharmaceuticals, Inc.	470,360
1,400	@,L	Trimeris, Inc.	6,608

			476,968

		Retail: 2.8%
68,900	@,L	CEC Entertainment, Inc.	1,929,889
110,000	L	Kenneth Cole Productions, Inc.	1,397,000
31,600	@	Office Depot, Inc.	345,704
9,100	@	Rubio’s Restaurants, Inc.	45,591

			3,718,184

		Savings & Loans: 0.2%
34,000	L	Anchor Bancorp. Wisconsin, Inc.	238,340

			238,340

		Semiconductors: 6.7%
2,700	@	Advanced Analogic Technologies, Inc.	11,151
483,000	@,L	Entegris, Inc.	3,163,650
52,800	@,L	Exar Corp.	398,112
349,709	@,L	Ultratech, Inc.	5,427,484

			9,000,397

		Software: 1.5%
70,600	L	Fair Isaac Corp.	1,466,362
251,800	@,L	Midway Games, Inc.	553,960

			2,020,322

		Telecommunications: 5.0%
313,500	@,L	Arris Group, Inc.	2,649,075
378,500	@,L	Mastec, Inc.	4,034,810

			6,683,885

		Toys/Games/Hobbies: 3.3%
527,200	@,L	Leapfrog Enterprises, Inc.	4,386,304

			4,386,304

		Total Common Stock (Cost $160,201,913)	127,403,955

REAL ESTATE INVESTMENT TRUSTS: 1.2%

		Apartments: 1.2%
44,890		Apartment Investment & Management Co.	1,528,953

		Total Real Estate Investment Trusts (Cost $1,834,674)	1,528,953

		Total Long-Term Investments (Cost $162,036,587)	128,932,908

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 32.7%

		U.S. Government Agency Obligations: 3.6%
$4,740,000	L,Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$4,739,763

		Total U.S. Government Agency Obligations (Cost $4,739,763)	4,739,763

See Accompanying Notes to Financial Statements

172

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio
as of June 30, 2008 (Unaudited) (continued)

Principal
Amount			Value

		Securities Lending CollateralCC: 29.1%
$38,948,824		Bank of New York Mellon Corp. Institutional Cash Reserves	$38,948,824

		Total Securities Lending Collateral (Cost $38,948,824)	38,948,824

		Total Short-Term Investments (Cost $43,688,587)	43,688,587

	Total Investments in Securities
	(Cost $205,725,174)*	129.2%	$172,621,495
	Other Assets and Liabilities - Net	(29.2)	(38,975,952)

	Net Assets	100.0%	$133,645,543

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $205,727,977.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,808,502
Gross Unrealized Depreciation	(37,914,984)

Net Unrealized Depreciation	$(33,106,482)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 — Quoted Prices	$167,881,732	$—
Level 2 — Other Significant Observable Inputs	4,739,763	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$172,621,495	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

173

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW ADVISORY AND SUB-ADVISORY CONTRACTS

Section 15 of the Investment Company Act of 1940, as amended (the “1940 Act”) mandates that, when a series of ING Investors Trust (the “Trust”) enters into a new advisory contract (“Advisory Contract”) or sub-advisory agreement (“Sub-Advisory Contract”), the Board of Trustees (the “Board”) of the Trust, including a majority of Board members who have no direct or indirect interest in the Advisory and Sub-Advisory contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Non-Interested Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered in determining whether to approve new Advisory and Sub-Advisory Contracts for two of its series.

ING Goldman Sachs Commodity Strategy Portfolio

In determining whether to approve the Advisory and Sub-Advisory Contracts for ING Goldman Sachs Commodities Portfolio (the “Portfolio”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each contract, and the proposed policies and procedures for the Portfolio, should be approved. The materials provided to the Board in support of the Portfolio and its Advisory and Sub-Advisory Contracts included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Portfolio that discusses, among other things: (a) the expertise of Goldman Sachs Asset Management, L.P. (“GS”) in the use of a commodities strategy; and (b) the expertise of Directed Services LLC (“DSL”) in overseeing sub-advisers to other Funds in the ING Funds complex; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) Fund Analysis and Comparison Tables (“FACT”) sheets for the Portfolio that compare the Portfolio’s proposed fee structure to its comparable selected peer group (“Selected Peer Group”) and its Morningstar category median; (4) responses from DSL and GS to questions posed by K&L Gates LLP (“K&L Gates”), independent legal counsel, on behalf of the Non-Interested Trustees; (5) supporting documentation, including copies of the forms of Advisory and Sub-Advisory Contracts for the Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of DSL’s oversight of other sub-advisers managing other Funds in the ING Funds Complex.

In determining whether to approve the Advisory and Sub-Advisory Contracts for the Portfolio, the Board considered a number of factors that its members believed, in light of the legal advice furnished to them by K&L Gates, and their own business judgment, to be relevant. The Board, including a majority of the Non-Interested Trustees, did not identify any single factor as all-important or controlling, and each member of the Board may have given different weight to different factors.

The Board’s consideration of whether to approve the Advisory Contract took into account factors that included the following: (1) the nature and quality of the services to be provided by DSL to the Portfolio under the proposed Advisory Contract; (2) DSL’s experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) DSL’s strength and reputation within the industry; (4) the fairness of the compensation under the Advisory Contract in light of the services to be provided to the Portfolio and taking into account the sub-advisory fees payable by DSL to GS; (5) the pricing structure (including the projected expenses to be borne by shareholders) of the Portfolio, as compared to other similarly-managed funds in the comparable Selected Peer Group, including Management’s analysis that (a) the Portfolio’s proposed management fee (inclusive of advisory and 0.10% administration fee) is lower than the average and the median of the funds in its proposed Selected Peer Group, and (b) the projected expense ratio for the Portfolio is below the Selected Peer Group average and the median of the funds in the Portfolio’s Selected Peer Group; (6) the projected profitability of DSL when sub-advisory fees payable by DSL to GS are taken into account; (7) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of DSL, including its management team’s expertise in management of other Funds in the ING Funds complex; (8) DSL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended (the “Advisers Act’’), which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (9) the information that had been provided by DSL at regular Board meetings, and in anticipation of the March 27, 2008

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

meeting at which the Advisory Contract was considered, with respect to its capabilities as a manager-of-managers; and (10) “fall-out benefits” to DSL and its affiliates and benefits to the shareholders from the Portfolio’s relationship with DSL.

In reviewing the proposed Sub-Advisory Contract with GS, the Board considered a number of factors, including, but not limited to, the following: (1) DSL’s view of GS’ strength and reputation in the industry; (2) GS’ experience and skill in managing the Goldman Sachs Commodities Enhanced Index Composite (the “GS Commodities Composite”); (3) the information that had been provided by GS in anticipation of the March 27, 2008 meeting at which the Sub-Advisory Contract was considered, with respect to its sub-advisory services in general and its management of the GS Commodities Composite in particular; (4) the nature and quality of the services to be provided by GS under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of GS, including its management team’s expertise; (6) the costs for the services to be provided by GS; (7) GS’ operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by the Trust’s Chief Compliance Officer; (8) GS’ financial condition; (9) the appropriateness of the selection of GS in light of the Portfolio’s proposed investment objective and prospective investor base; and (10) GS’ Code of Ethics, which was being submitted for approval by the Board at the March meeting.

After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by DSL to GS is reasonable in the context of all factors considered by the Board; (4) DSL maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of its compliance program; and (5) GS maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the Trust’s Chief Compliance Officer that GS’ compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws. Based on these conclusions and other factors, the Board voted to approve the Advisory and Sub-Advisory Contracts for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING Multi-Manager International SmallCap Portfolio

In determining whether to approve the Advisory and Sub-Advisory Contracts for ING Multi-Manager International Small Cap Portfolio (the “Portfolio”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each contract, and the proposed policies and procedures for the Portfolio, should be approved. The materials provided to the Board in support of the Portfolio and its Advisory and Sub-Advisory Contracts included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Portfolio that discusses, among other things: (a) the expertise of American Century Global Investment Management, Inc. (“American Century Global”), Schroder Investment Management North America Inc. (“Schroder Inc.”), and Schroder Investment Management North America Limited (“Schroder Limited,” and together with Schroder Inc., “Schroders”) in managing small-capitalization products; and (b) the expertise of DSL in overseeing sub-advisers to other Funds in the ING Funds complex; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s proposed fee structure to its Selected Peer Group and its Morningstar category median; (4) responses from DSL, American Century Global, and Schroders to questions posed by K&L Gates, independent legal counsel, on behalf of the Non-Interested Trustees; (5) supporting documentation, including copies of the forms of Advisory and Sub-Advisory Contracts for the Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of DSL’s oversight of other sub-advisers managing other Funds in the ING Funds Complex.

In determining whether to approve the Advisory and Sub-Advisory Contracts for the Portfolio, the Board considered a number of factors that its members believed, in light of the legal advice furnished to them by K&L Gates and their own business judgment, to be relevant. The Board, including a

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

majority of the Non-Interested Trustees, did not identify any single factor as all-important or controlling, and each member of the Board may have given different weight to different factors.

The Board’s consideration of whether to approve the Advisory Contract took into account factors that included the following: (1) the nature and quality of the services to be provided by DSL to the Portfolio under the proposed Advisory Contract; (2) DSL’s experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex, including other small-cap and international investment products; (3) DSL’s strength and reputation within the industry; (4) the fairness of the compensation under the Advisory Contract in light of the services to be provided to the Portfolio and taking into account the sub-advisory fees payable by DSL to American Century Global and Schroders; (5) the pricing structure (including the projected expenses to be borne by shareholders) of the Portfolio, as compared to other similarly-managed funds in the comparable Selected Peer Group, including Management’s analysis that (a) the Portfolio’s proposed management fee (inclusive of advisory fee and 0.10% administration fee) is higher than the average and the median of the funds in its proposed Selected Peer Group, and (b) the projected expense ratio for the Portfolio is above the average and the median of the funds in the Portfolio’s Selected Peer Group; (6) the projected profitability of DSL when subadvisory fees payable by DSL to American Century Global and Schroders are taken into account; (7) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of DSL, including its management team’s expertise in the management of other Funds in the ING Funds complex; (8) DSL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures adopted pursuant to Rule 206(4)-7 under the Advisers Act, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (9) the information that had been provided by DSL at regular Board meetings, and in anticipation of the March 27, 2008 meeting at which the Advisory Contract was considered, with respect to its capabilities as a manager-of-managers; and (10) “fall-out benefits” to DSL and its affiliates and benefits to the shareholders from the Portfolio’s relationship with DSL.

In reviewing the proposed Sub-Advisory Contract with American Century Global, the Board considered a number of factors, including, but not limited to, the following: (1) DSL’s view of American Century Global’s strength and reputation in the industry; (2) American Century Global’s experience and skill in managing American Century International Discovery Fund (“American Century Fund”), a proprietary fund managed in a manner substantially similar to that in which American Century Global would manage the Portfolio; (3) the information that had been provided by American Century Global in anticipation of the March 27, 2008 meeting at which the Sub-Advisory Contract was considered, with respect to its sub-advisory services in general and its management of American Century Fund in particular; (4) the nature and quality of the services to be provided by American Century Global under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of American Century Global, including its management team’s expertise; (6) the costs for the services to be provided by American Century Global, taking into account that American Century Global was able to provide capacity in the capacity-constrained small-cap sector; (7) American Century Global’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by the Trust’s Chief Compliance Officer; (8) American Century Global’s financial condition; (9) the appropriateness of the selection of American Century Global in light of the Portfolio’s proposed investment objective and prospective investor base; and (10) American Century Global’s Code of Ethics, which was being submitted for approval by the Board at the March meeting.

In reviewing the proposed Sub-Advisory Contracts with Schroders, the Board considered a number of factors, including, but not limited to, the following: (1) DSL’s view of Schroders strength and reputation in the industry; (2) Schroders’ experience and skill in managing Schroders’ International Small Companies Composite (the “Schroders Composite”); (3) the information that had been provided by Schroders in anticipation of the March 27, 2008 meeting at which the Sub-Advisory Contracts were considered, with respect to its sub-advisory services in general and its management of the Schroders Composite in particular; (4) the nature and quality of the services to be provided

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ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

by Schroders under the proposed Sub-Advisory Contracts; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Schroders, including its management team’s expertise; (6) the costs for the services to be provided by Schroders, taking into account that Schroders was to provide capacity in the capacity-constrained small-cap sector; (7) Schroders’ operations and compliance program, including its policies and procedures adopted pursuant to Rule 206(4)-7 under the Advisers Act, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Fund’s complex; (8) Schroders’ financial condition; (9) the appropriateness of the selection of Schroders in light of the Portfolio’s proposed investment objective and prospective investor base; and (10) Schroders’ Code of Ethics, which had previously been approved for other ING Funds, and related procedures for complying with that Code.

In considering the sub-advisory fee rates to be charged by American Century Global and Schroders, and the related impact of such rates on management fee rates and expense ratios, the Board considered that recent capacity constraints relating to portfolio management services relating to small cap international securities have contributed to higher sub-advisory fee rates.

After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by DSL to each of American Century Global and Schroders is reasonable in the context of all factors considered by the Board; and (4) each of DSL and Schroders maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of their respective compliance programs; and (5) American Century Global maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the Trust’s Chief Compliance Officer that American Century Global’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws. Based on these conclusions and other factors, the Board voted to approve the Advisory and Sub-Advisory Contracts for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

177

Investment Adviser
Directed Services, LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor
ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian
The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT2AISS2                  (0608-082608)

Semi-Annual Report

June 30, 2008

Adviser (“ADV”), Institutional (“I”) and Service (“S”) Classes

ING Investors Trust

■  ING Franklin Templeton Founding Strategy Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

   FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to “time” buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the “best” 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the “best” 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000. (1)

No one knows when those “best” days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,
CEO
ING Funds
August 8, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	Bloomberg calculations based on performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) between December 31, 1997 and December 31, 2007.

1

Market Perspective:  Six Months Ended June 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International (“MSCI”) World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product (“GDP”) grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch’s $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody’s Investors Service (“Moody’s”) put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the “Fed”) acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee (“FOMC”) cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns’ forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index (“CPI”) inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor’s 500® (“S&P 500®”) Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500® Index that led the way down, often cutting dividends along the way.

2

Market Perspective:  Six Months Ended June 30, 2008

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008 . Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the “Bank”) cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.
(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
ING Franklin Templeton	Value	Value	Expense	Period Ended
Founding Strategy Portfolio	January 1, 2008	June 30, 2008	Ratio*	June 30, 2008**

Actual Portfolio Return
Class ADV	$1,000.00	$885.30	0.70%	$3.28
Class I	1,000.00	889.00	0.10	0.47
Class S	1,000.00	887.60	0.35	1.64
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.38	0.70%	$3.52
Class I	1,000.00	1,024.37	0.10	0.50
Class S	1,000.00	1,023.12	0.35	1.76

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

ASSETS:
Investments in affiliated underlying funds*	$790,265,030
Fund shares sold receivable	4,276,895
Prepaid expenses	4,227

Total assets	794,546,152

LIABILITIES:
Payable for investments purchased in affiliated underlying funds	4,276,047
Payable for fund shares redeemed	848
Payable to affiliates	195,932
Payable for trustee fees	1,995
Other accrued expenses and liabilities	43,263

Total liabilities	4,518,085

NET ASSETS	$790,028,067

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$878,675,710
Accumulated net investment loss	(341,914)
Accumulated net realized loss on investments	(2,810,049)
Net unrealized depreciation on investments	(85,495,680)

NET ASSETS	$790,028,067

* Cost of investments in securities	$875,760,710
Class ADV:
Net assets	$857
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	100
Net asset value and redemption price per share	$8.57
Class I:
Net assets	$387,434
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	44,804
Net asset value and redemption price per share	$8.65
Class S:
Net assets	$789,639,776
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	91,735,512
Net asset value and redemption price per share	$8.61

See Accompanying Notes to Financial Statements

5

STATEMENT OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:	$—

EXPENSES:
Distribution and service fees:
Class ADV	5
Class S	832,301
Transfer agent fees	185
Administrative service fees	166,490
Shareholder reporting expense	49,562
Professional fees	55,990
Custody and accounting expense	19,690
Trustee fees	8,209
Offering expense	11,376
Miscellaneous expense	5,323

Total expenses	1,149,131
Net waived and reimbursed fees	(1)

Net expenses	1,149,130

Net investment loss	(1,149,130)

REALIZED AND UNREALIZED LOSS ON AFFILIATED UNDERLYING FUNDS:
Net realized loss on sale of affiliated underlying funds	(2,447,879)
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(74,150,585)

Net realized and unrealized loss on affiliated underlying funds	(76,598,464)

Decrease in net assets resulting from operations	$(77,747,594)

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months	April 30,
	Ended	2007(1) to
	June 30,	December 31,
	2008	2007

FROM OPERATIONS:
Net investment income (loss)	$(1,149,130)	$244,025
Net realized gain (loss) on sale of affiliated underlying funds	(2,447,879)	152,446
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(74,150,585)	(11,345,095)

Decrease in net assets resulting from operations	(77,747,594)	(10,948,624)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	344,067,295	542,298,765
Cost of shares redeemed	(3,097,123)	(4,544,652)

Net increase in net assets resulting from capital share transactions	340,970,172	537,754,113

Net increase in net assets	263,222,578	526,805,489

NET ASSETS:
Beginning of period	526,805,489	—

End of period	$790,028,067	$526,805,489

Undistributed net investment income (accumulated net investment loss) at end of period	$(341,914)	$807,216

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

7

ING Franklin Templeton Founding Strategy Portfolio
Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV		Class I
	Six Months	April 30,	Six Months	April 30,
	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$9.68	10.00	9.73	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.03)	0.03	(0.02)	0.07
Net realized and unrealized loss on investments	$(1.08)	(0.35)	(1.06)	(0.34)
Total from investment operations	$(1.11)	(0.32)	(1.08)	(0.27)
Net asset value, end of period	$8.57	9.68	8.65	9.73
Total Return(2)%	(11.47)	(3.20)	(11.10)	(2.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	387	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.85	0.84	0.10	0.09
Net expenses after expense waiver(3)(4)(5)%	0.70	0.69	0.10	0.09
Net investment income (loss) after expense waiver(3)(4)(5)%	(0.70)	0.51	(0.10)	1.11
Portfolio turnover rate %	4	4	4	4

	Class S
	Six Months	April 30,
	Ended	2007(1) to
	June 30,	December 31,
	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$9.70	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.02)	0.00 *
Net realized and unrealized loss on investments	$(1.07)	(0.30)
Total from investment operations	$(1.09)	(0.30)
Net asset value, end of period	$8.61	9.70
Total Return(2)%	(11.24)	(3.00)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$789,640	526,804
Ratios to average net assets:
Expenses(3)(4)%	0.35	0.34
Net investment income (loss) after expense waiver(3)(4)%	(0.35)	0.17
Portfolio turnover rate %	4	4

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Amount is less than $0.005.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited)

NOTE 1 — ORGANIZATION

Organization. ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. At December 31, 2007, the Trust had fifty-eight operational portfolios. The Portfolio included in this report is ING Franklin Templeton Founding Strategy Portfolio, (the “Portfolio”). The Portfolio is a diversified series of the Trust.

The Portfolio offers the three following classes of shares: Class ADV, Class I and Class S. The separate classes of shares differ principally in distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its relative daily net assets. Expenses directly attributable to a particular portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees.

Shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Trust (serving as investment mediums for Variable Contracts). The Trust currently functions as an investment option for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), ReliaStar Life Insurance Company, an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”), United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect, wholly-owned subsidiary of ING USA. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

The Portfolio seeks capital appreciation with income as a secondary consideration by investing in other ING mutual funds sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC or Templeton Global Advisors Limited (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds).

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of the Portfolio’s investments in its Underlying Funds is based on the net asset value of the Underlying Funds each business day.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio distributes dividends and capital gains, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Repurchase Agreements. Certain Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. An Underlying Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Underlying Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Underlying Fund in the event the Underlying Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.	Organization Expenses and Offering Costs. Costs incurred with the organization of the Portfolio were expensed as incurred. Costs incurred with the offering of shares of the Portfolio are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of operations.

H.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolio entered into an investment management agreement (“Investment Management Agreement”) with Directed Services LLC (the “Investment Adviser” or “DSL”), an indirect, wholly-owned subsidiary of ING Groep. The Trust does not pay DSL an advisory fee.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolio’s operations and is responsible for the supervision of

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

other service providers. The Administrator receives compensation in the amount equal to 0.05% of the Portfolio’s average daily net assets.

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the period ended June 30, 2008, the cost of purchases and the proceeds from the sales of the Underlying Funds were $364,349,516 and $24,435,906, respectively.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Services Agreement (the “Agreement”) for the Class S of the Portfolio of the Trust. The Agreement compensates ING Funds Distributor, LLC (the “Distributor” or “IFD”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IFD a service fee of 0.25% and a distribution fee of 0.50% of the Portfolio’s average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive a portion of this fee equal to 0.15% of the Portfolio’s average daily net assets attributable to Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2008, the Portfolio had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued
Shareholder
Accrued	Service and
Administrative	Distribution
Fees	Fees	Total

$32,669	$163,263	$195,932

At June 30, 2008, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the Portfolio:

ING USA Annuity and Life Insurance Company — 98.72%.

The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

NOTE 7 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

Class ADV(1)	Class I(1)	Class S(1)

0.74%	0.14%	0.39%

(1)	The operating expense limits apply only at the Portfolio level and do not limit fees payable by the underlying investment companies in which the Portfolio invests. The total expense limits including the underlying investment companies are 1.50%, 0.90% and 1.15% for Class ADV, Class I and Class S Shares, respectively.

The Investment Adviser may at a later date recoup from the Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, that Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Portfolio. Outstanding reimbursement balances due to the Portfolio, if any, under its respective expense limitation agreements are reflected in Reimbursement Due from Investment Adviser on the accompanying Statement of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSL provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

As of June 30, 2008, the Portfolio did not waive or have any reimbursed fees that are subject to possible recoupment by the Investment Adviser.

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class ADV
	Six Months
	Ended	April 30,
	June 30,	2007(1) to
	2008	December 31, 2007

(Number of Shares)
Shares sold	—	100

Net increase in shares outstanding	—	100

($)
Shares sold	$—	$1,000

Net increase	$—	$1,000

	Class I		Class S
	Six Months	April 30,	Six Months	April 30,
	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

(Number of Shares)
Shares sold	45,211	100	37,764,048	54,784,249
Shares redeemed	(507)	—	(344,521)	(468,264)

Net increase in shares outstanding	44,704	100	37,419,527	54,315,985

($)
Shares sold	$422,964	$1,000	$343,644,331	$542,296,765
Shares redeemed	(4,575)	—	(3,092,548)	(4,544,652)

Net increase	$418,389	$1,000	$340,551,783	$537,752,113

(1)	Commencement of operations

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Portfolio paid no dividends or distributions during the periods ended June 30, 2008 and December 31, 2007.

The tax-basis components of distributable earnings as of December 31, 2007 were:

Undistributed	Undistributed
Ordinary	Long-Term	Unrealized
Income	Capital Gains	Depreciation

$809,327	$134,505	$(11,843,881)

The Portfolio’s major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities.  Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolio and certain Underlying Funds may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS (continued)

earnings of the Portfolio and certain Underlying Funds. Foreign investments may also subject the Portfolio and certain Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolio and certain Underlying Funds investments.

Emerging Markets Investments.  Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolio has analyzed the tax positions of the Portfolio. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolio is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, DSL, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the ”Boards”) of the ING Funds that, like many U.S. financial services companies, DSL and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSL has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSL reported that management of U.S. affiliates of ING Groep N.V., including DSL (collectively, ”ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

DSL has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. DSL further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSL has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

DSL reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSL advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSL reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. DSL reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti- competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2008, the Portfolio declared dividends and distributions of:

	Per Share Amounts
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

Class ADV	$—	$0.0001	$0.0015	July 17, 2008	July 14, 2008
Class I	$0.0125	$0.0001	$0.0015	July 17, 2008	July 14, 2008
Class S	$0.0087	$0.0001	$0.0015	July 17, 2008	July 14, 2008

15

PORTFOLIO ASSET ALLOCATION
ING Franklin Templeton Founding Strategy Portfolio
as of June 30, 2008 (Unaudited)

The following table illustrates the asset allocation of the Underlying Funds as of June 30, 2008 (as a percent of net assets).

Underlying Affiliated Funds

ING Franklin Income Portfolio — Class I	%	33.7
ING Franklin Mutual Shares Portfolio — Class I	%	32.8
ING Templeton Global Growth Portfolio — Class I	%	33.5
Other Assets and Liabilities — Net	%	(0.0	)*

	%	100

* Amount is more than (0.05)%

See Accompanying Notes to Financial Statements

16

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio
as of June 30, 2008 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

24,733,425		ING Franklin Income Portfolio — Class I	$266,131,657
31,702,507		ING Franklin Mutual Shares Portfolio — Class I	259,643,536
21,278,346		ING Templeton Global Growth Portfolio — Class I	264,489,837

		Total Long-Term Investments (Cost $875,760,710)	790,265,030

	Total Investments in Securities
	(Cost $875,760,710)*	100.0%	$790,265,030
	Other Assets and Liabilities - Net	(0.0)	(236,963)

	Net Assets	100.0%	$790,028,067

*	Cost for federal income tax purposes is $878,707,376.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(88,442,346)

Net Unrealized Depreciation	$(88,442,346)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

• Level 1 —	quoted prices in active markets for identical investments

• Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$790,265,030	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$790,265,030	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

17

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor
ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

Transfer Agent
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian
The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT3AIS                  (0608-081508)

Semi-Annual Report

June 30, 2008

ING Investors Trust

■  ING American Funds Asset Allocation Portfolio
■  ING American Funds Bond Portfolio
■  ING American Funds Growth Portfolio
■  ING American Funds International Portfolio
■  ING American Funds Growth-Income Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

   MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to “time” buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the “best” 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the “best” 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000.(1)

No one knows when those “best” days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,
CEO
ING Funds
August 8, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	Bloomberg calculations based on performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) between December 31, 1997 and December 31, 2007.

1

Market Perspective:  Six Months Ended June 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International (“MSCI”) World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product (“GDP”) grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch’s $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody’s Investors Service (“Moody’s”) put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the “Fed”) acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee (“FOMC”) cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns’ forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index (“CPI”) inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor’s 500® (“S&P 500®”) Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500®

2

Market Perspective:  Six Months Ended June 30, 2008

Index that led the way down, often cutting dividends along the way.

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008. Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the “Bank”) cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.
(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING American Funds Asset Allocation Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return(1)	$1,000.00	$967.00	1.11%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	1.11%	$5.57

ING American Funds Bond Portfolio
Actual Portfolio Return	$1,000.00	$994.00	1.10%	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	1.10%	$5.52

*	Expenses are equal to each Portfolio’s respective annualized expense ratios, including the expenses of the underlying fund, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

(1)	Commencement of operations was April 28, 2008. Expenses paid reflect the 64 day period ended June 30, 2008.

4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During The
	Value	Value	Expense	Period Ended
ING American Funds Growth Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return	$1,000.00	$920.40	1.08%	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	1.08%	$5.42

ING American Funds International Portfolio
Actual Portfolio Return	$1,000.00	$879.30	1.25%	$5.84
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	1.25%	$6.27

ING American Funds Growth-Income Portfolio
Actual Portfolio Return	$1,000.00	$886.90	1.03%	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	1.03%	$5.17

*	Expenses are equal to each Portfolio’s respective annualized expense ratios, including the expenses of the underlying fund, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

	ING	ING	ING
	American Funds	American Funds	American Funds
	Asset Allocation	Bond	Growth
	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in affiliated master fund at value(1)*	$33,782,902	$120,212,971	$2,456,572,275
Cash	10	—	10,929
Receivables:
Investments in affiliated master fund sold	—	—	3,611,118
Fund shares sold	1,678,540	2,930,327	—
Prepaid expenses	14,000	28,745	23,805

Total assets	35,475,452	123,172,043	2,460,218,127

LIABILITIES:
Payable for investments in affiliated master fund purchased	1,678,540	2,930,327	—
Payable for fund shares redeemed	—	—	3,611,118
Accrued distribution fees	13,389	50,454	1,039,964
Payable for trustee fees	81	643	22,986
Other accrued expenses and liabilities	8,323	4,841	136,166

Total liabilities	1,700,333	2,986,265	4,810,234

NET ASSETS	$33,775,119	$120,185,778	$2,455,407,893

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$35,015,583	$120,871,077	$2,013,035,290
Undistributed net investment income	116,241	806,710	13,426,844
Accumulated net realized gain on affiliated master fund	1,102,852	264,312	433,523,623
Net unrealized depreciation on affiliated master fund	(2,459,557)	(1,756,321)	(4,577,864)

NET ASSETS	$33,775,119	$120,185,778	$2,455,407,893

* Cost of investments in affiliated master fund	$36,242,459	$121,969,292	$2,461,150,139

Net assets	$33,775,119	$120,185,778	$2,455,407,893
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,492,934	12,107,102	37,510,767
Net asset value and redemption price per share	$9.67	$9.93	$65.46

(1)	The affiliated master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Growth, ING American Funds International and ING American Funds Growth-Income Portfolios are the Class 1 shares of the American Funds Asset Allocation Fund, American Funds Bond Fund and Class 2 shares of the American Funds Growth Fund, American Funds International Fund and American Funds Growth-Income Fund, respectively. These financial statements should be read in conjunction with the affiliated master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

	ING	ING
	American Funds	American Funds
	International	Growth-Income
	Portfolio	Portfolio

ASSETS:
Investments in affiliated master fund at value(1)*	$1,540,610,180	$1,554,995,186
Cash	3,939	6,231
Fund shares sold receivable	4,390,904	4,748,007
Prepaid expenses	14,823	15,535

Total assets	1,545,019,846	1,559,764,959

LIABILITIES:
Payable for investments in affiliated master fund purchased	4,388,749	4,745,234
Payable for fund shares redeemed	2,155	2,773
Accrued distribution fees	649,878	665,686
Payable for trustee fees	13,731	10,818
Other accrued expenses and liabilities	66,601	105,530

Total liabilities	5,121,114	5,530,041

NET ASSETS	$1,539,898,732	$1,554,234,918

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,252,279,266	$1,471,830,796
Undistributed net investment income	23,839,761	22,147,308
Accumulated net realized gain on affiliated master fund	286,342,181	160,322,750
Net unrealized depreciation on affiliated master fund	(22,562,476)	(100,065,936)

NET ASSETS	$1,539,898,732	$1,554,234,918

* Cost of investments in affiliated master fund	$1,563,172,656	$1,655,061,122

Net assets	$1,539,898,732	$1,554,234,918
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	66,679,691	39,335,073
Net asset value and redemption price per share	$23.09	$39.51

(1)	The affiliated master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Growth, ING American Funds International and ING American Funds Growth-Income Portfolios are the Class 1 shares of the American Funds Asset Allocation Fund, American Funds Bond Fund and Class 2 shares of the American Funds Growth Fund, American Funds International Fund and American Funds Growth-Income Fund, respectively. These financial statements should be read in conjunction with the affiliated master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS (Unaudited)

	ING	ING	ING
	American Funds	American Funds	American Funds
	Asset Allocation	Bond	Growth
	Portfolio	Portfolio	Portfolio
	April 28, 2008(1)	Six Months Ended	Six Months Ended
	to June 30,	June 30,	June 30,
	2008	2008	2008

INVESTMENT INCOME:
Dividends from affiliated master fund(2)	$134,131	$969,143	$2,073,601

Total investment income	134,131	969,143	2,073,601

EXPENSES:
Distribution and service fees	17,077	130,859	6,033,697
Transfer agent fees	82	624	1,435
Shareholder reporting expense	181	1,614	107,408
Registration fees	2	22	738
Professional fees	208	2,854	54,685
Custody and accounting expense	186	858	109,200
Trustee fees	81	720	30,940
Offering expense	—	22,269	—
Miscellaneous expense	73	2,655	15,855

Total expenses	17,890	162,475	6,353,958

Net investment income (loss)	116,241	806,668	(4,280,357)

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED MASTER FUND
Realized gain distributions from affiliated master fund	1,102,852	264,312	249,629,645
Net realized gain on sales of affiliated master fund	—	—	17,080,974

Net realized gain on affiliated master fund	1,102,852	264,312	266,710,619

Net change in unrealized appreciation or depreciation on affiliated master fund	(2,459,557)	(1,756,280)	(467,724,945)

Net realized and unrealized loss on affiliated master fund and realized gain distributions from affiliated master fund	(1,356,705)	(1,491,968)	(201,014,326)

Decrease in net assets resulting from operations	$(1,240,464)	$(685,300)	$(205,294,683)

(1)	Commencement of operations
(2)	The affiliated master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Growth, ING American Funds International and ING American Funds Growth-Income Portfolios are the Class 1 shares of the American Funds Asset Allocation Fund, American Funds Bond Fund and Class 2 shares for the American Funds Growth Fund, American Funds International Fund and American Funds Growth-Income Fund, respectively. These financial statements should be read in conjunction with the affiliated master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

	ING	ING
	American Funds	American Funds
	International	Growth-Income
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends from affiliated master fund(1)	$2,250,993	$4,858,164

Total investment income	2,250,993	4,858,164

EXPENSES:
Distribution and service fees	3,847,701	3,934,537
Transfer agent fees	762	1,014
Shareholder reporting expense	86,840	79,756
Registration fees	377	489
Professional fees	37,104	41,860
Custody and accounting expense	54,602	59,150
Trustee fees	19,934	18,200
Miscellaneous expense	9,175	10,332

Total expenses	4,056,495	4,145,338

Net investment income (loss)	(1,805,502)	712,826

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED MASTER FUND
Realized gain distributions from affiliated master fund	192,389,548	4,005,493
Net realized gain on sales of affiliated master fund	11,115,150	97,163,271

Net realized gain on affiliated master fund	203,504,698	101,168,764

Net change in unrealized appreciation or depreciation on affiliated master fund	(402,478,469)	(293,934,491)

Net realized and unrealized loss on affiliated master fund and realized gain distributions from affiliated master fund	(198,973,771)	(192,765,727)

Decrease in net assets resulting from operations	$(200,779,273)	$(192,052,901)

(1)	The affiliated master funds for the ING American Funds Asset Allocation, ING American Funds Bond, ING American Funds Growth, ING American Funds International and ING American Funds Growth-Income Portfolios are the Class 1 shares of the American Funds Asset Allocation Fund, American Funds Bond Fund and Class 2 shares for the American Funds Growth Fund, American Funds International Fund and American Funds Growth-Income Fund, respectively. These financial statements should be read in conjunction with the affiliated master American Funds’ financial statements.

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING American Funds
	Asset Allocation Portfolio	ING American Funds Bond Portfolio
	April 28, 2008(1)	Six Months Ended	November 12, 2007(1)
	to June 30,	June 30,	to December 31,
	2008	2008	2007

FROM OPERATIONS:
Net investment income	$116,241	$806,668	$41
Net realized gain on affiliated master fund	1,102,852	264,312	—
Net change in unrealized appreciation or depreciation on affiliated master fund	(2,459,557)	(1,756,280)	(41)

Decrease in net assets resulting from operations	(1,240,464)	(685,300)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,018,835	120,906,421	1,010
Cost of shares redeemed	(3,252)	(36,353)	—

Net increase in net assets resulting from capital share transactions	35,015,583	120,870,068	1,010

Net increase in net assets	33,775,119	120,184,768	1,010

NET ASSETS:
Beginning of period	—	1,010	—

End of period	$33,775,119	$120,185,778	$1,010

Undistributed net investment income at end of period	$116,241	$806,710	$42

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

			ING American Funds
	ING American Funds Growth Portfolio		International Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

FROM OPERATIONS:
Net investment income (loss)	$(4,280,357)	$7,003,386	$(1,805,502)	$15,247,911
Net realized gain on affiliated master fund	266,710,619	177,528,096	203,504,698	93,243,022
Net change in unrealized appreciation or depreciation on affiliated master fund	(467,724,945)	53,961,094	(402,478,469)	117,788,017

Increase (decrease) in net assets resulting from operations	(205,294,683)	238,492,576	(200,779,273)	226,278,950

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(5,921,403)	—	(11,997,981)
Net realized gains	—	(17,699,531)	—	(21,684,040)

Total distributions	—	(23,620,934)	—	(33,682,021)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	190,341,690	333,746,454	163,563,245	345,990,273
Reinvestment of distributions	—	23,620,934	—	33,682,021

	190,341,690	357,367,388	163,563,245	379,672,294
Cost of shares redeemed	(61,647,526)	(81,503,141)	(31,658,830)	(90,084,821)

Net increase in net assets resulting from capital share transactions	128,694,164	275,864,247	131,904,415	289,587,473

Net increase (decrease) in net assets	(76,600,519)	490,735,889	(68,874,858)	482,184,402

NET ASSETS:
Beginning of period	2,532,008,412	2,041,272,523	1,608,773,590	1,126,589,188

End of period	$2,455,407,893	$2,532,008,412	$1,539,898,732	$1,608,773,590

Undistributed net investment income at end of period	$13,426,844	$17,707,201	$23,839,761	$25,645,263

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING American Funds
	Growth-Income Portfolio
	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007

FROM OPERATIONS:
Net investment income	$712,826	$16,718,179
Net realized gain on affiliated master fund	101,168,764	63,882,420
Net change in unrealized appreciation or depreciation on
affiliated master fund	(293,934,491)	(19,620,814)

Increase (decrease) in net assets resulting from operations	(192,052,901)	60,979,785

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(15,327,669)
Net realized gains	—	(30,799,401)

Total distributions	—	(46,127,070)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	122,569,116	219,987,587
Reinvestment of distributions	—	46,127,070

	122,569,116	266,114,657
Cost of shares redeemed	(25,860,757)	(58,763,404)

Net increase in net assets resulting from capital share transactions	96,708,359	207,351,253

Net increase (decrease) in net assets	(95,344,542)	222,203,968

NET ASSETS:
Beginning of period	1,649,579,460	1,427,375,492

End of period	$1,554,234,918	$1,649,579,460

Undistributed net investment income at end of period	$22,147,308	$21,434,482

See Accompanying Notes to Financial Statements

12

ING American Funds Asset Allocation Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period.

April 28,
2008(1) to
June 30,
2008

Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.09 *
Net realized and unrealized loss on affiliated master fund	$(0.42)
Total from investment operations	$(0.33)
Net asset value, end of period	$9.67
Total Return(2)%	(3.30)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$33,775
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.83
Net investment income(3)%	4.67
Portfolio turnover rate(4)%	7

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.

(4)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

*	Calculated using average number of shares outstanding throughout the period.

April 28,
2008(1) to
June 30,
2008

Expenses including gross expenses of the master fund(3)%	1.14
Expenses including net expenses of the master fund(3)%	1.11
Portfolio turnover rate of master fund %	8

See Accompanying Notes to Financial Statements

13

ING American Funds Bond Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months	November 12,
	Ended	2007(1) to
	June 30,	December 31,
	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$9.99	10.00
Income (loss) from investment operations:
Net investment income	$0.18 *	0.41
Net realized and unrealized loss on affiliated master fund	$(0.24)	(0.42)
Total from investment operations	$(0.06)	(0.01)
Net asset value, end of period	$9.93	9.99
Total Return(2)%	(0.60)	(0.10)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$120,186	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.74	0.52
Net investment income(3)%	3.70	30.48
Portfolio turnover rate(4)%	1	0

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.

(4)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

*	Calculated using average number of shares outstanding throughout the period.

	Six Months	November 12,
	Ended	2007(1) to
	June 30,	December 31,
	2008	2007

Expenses including gross expenses of the master fund(3)%	1.14	0.93
Expenses including net expenses of the master fund(3)%	1.10	0.89
Portfolio turnover rate of master fund %	29	57

See Accompanying Notes to Financial Statements

14

ING American Funds Growth Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months							September 2,
	Ended							2003(1) to
	June 30,	Year Ended December 31,						December 31,
	2008	2007	2006		2005	2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$71.12	64.29	58.81		50.88	45.47		42.35
Income (loss) from investment operations:
Net investment income (loss)	$(0.14)	0.19	0.20	*	0.12	(0.09)		0.01
Net realized and unrealized gain (loss) on affiliated master fund	$(5.52)	7.37	5.46		7.82	5.50		3.11
Total from investment operations	$(5.66)	7.56	5.66		7.94	5.41		3.12
Less distributions from:
Net investment income	$—	0.18	0.11		—	0.00	**	—
Net realized gains from affiliated master fund	$—	0.55	0.07		0.01	0.00	**	—
Total distributions	$—	0.73	0.18		0.01	0.00	**	—
Net asset value, end of period	$65.46	71.12	64.29		58.81	50.88		45.47
Total Return(2)%	(7.96)	11.76	9.65		15.61	11.91		7.37

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,455,408	2,532,008	2,041,273		1,550,350	854,657		130,333
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.53	0.52	0.53		0.52	0.53		0.53
Net investment income (loss)(3)%	(0.35)	0.31	0.33		0.27	(0.27)		0.09
Portfolio turnover rate(4)%	13	3	1		1	3		0 **

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.

(4)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than 0.500% or $0.005.

	Six Months					September 2,
	Ended					2003(1) to
	June 30,	Year Ended December 31,				December 31,
	2008	2007	2006	2005	2004	2003

Expenses including gross expenses of the master fund(3)%	1.11	1.10	1.12	1.12	1.14	1.17
Expenses including net expenses of the master fund(3)%	1.08	1.07	1.09	1.09	1.14	1.17
Portfolio turnover rate of master fund %	11	40	35	29	30	34

See Accompanying Notes to Financial Statements

15

ING American Funds International Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months									September 2,
	Ended									2003(1) to
	June 30,	Year Ended December 31,								December 31,
	2008	2007		2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.26	22.56		19.24		16.03		13.53		11.78
Income (loss) from investment operations:
Net investment income (loss)	$(0.03)*	0.28	*	0.27	*	0.23	*	0.22	*	0.12
Net realized and unrealized gain (loss) on affiliated master fund	$(3.14)	4.07		3.24		3.10		2.30		1.63
Total from investment operations	$(3.17)	4.35		3.51		3.33		2.52		1.75
Less distributions from:
Net investment income	$—	0.23		0.15		0.09		0.02		—
Net realized gains from affiliated master fund	$—	0.42		0.04		0.03		0.00	**	—
Total distributions	$—	0.65		0.19		0.12		0.02		—
Net asset value, end of period	$23.09	26.26		22.56		19.24		16.03		13.53
Total Return(2)%	(12.07)	19.41		18.35		20.92		18.64		14.86

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,539,899	1,608,774		1,126,589		718,768		326,471		44,814
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.53	0.52		0.53		0.52		0.53		0.53
Net investment income (loss)(3)%	(0.23)	1.15		1.30		1.33		1.54		6.96
Portfolio turnover rate(4)%	14	6		4		2		5		2

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.

(4)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005.

	Six Months					September 2,
	Ended					2003(1) to
	June 30,	Year Ended December 31,				December 31,
	2008	2007	2006	2005	2004	2003

Expenses including gross expenses of the master fund(3)%	1.30	1.29	1.32	1.34	1.37	1.41
Expenses including net expenses of the master fund(3)%	1.25	1.24	1.27	1.29	1.36	1.41
Portfolio turnover rate of master fund %	24	41	29	40	37	41

See Accompanying Notes to Financial Statements

16

ING American Funds Growth-Income Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months									September 2,
	Ended									2003(1) to
	June 30,	Year Ended December 31,								December 31,
	2008	2007		2006		2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$44.55	43.90		38.72		36.93		33.67		30.83
Income (loss) from investment operations:
Net investment income	$0.02 *	0.49	*	0.47	*	0.38	*	0.29	*	0.20
Net realized and unrealized gain (loss) on affiliated master fund	$(5.06)	1.54		5.15		1.57		3.01		2.64
Total from investment operations	$(5.04)	2.03		5.62		1.95		3.30		2.84
Less distributions from:
Net investment income	$—	0.46		0.29		0.13		0.04		—
Net realized gains from affiliated master fund	$—	0.92		0.15		0.03		0.00	**	—
Total distributions	$—	1.38		0.44		0.16		0.04		—
Net asset value, end of period	$39.51	44.55		43.90		38.72		36.93		33.67
Total Return(2)%	(11.31)	4.49		14.61		5.29		9.79		9.21

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,554,235	1,649,579		1,427,375		1,063,647		660,757		97,992
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.53	0.52		0.53		0.52		0.53		0.53
Net investment income(3)%	0.09	1.07		1.14		1.00		0.84		4.41
Portfolio turnover rate(4)%	8	3		1		1		2		0 **

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.

(4)	Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than 0.500% or $0.005.

	Six Months					September 2,
	Ended					2003(1) to
	June 30,	Year Ended December 31,				December 31,
	2008	2007	2006	2005	2004	2003

Expenses including gross expenses of the master fund(3)%	1.06	1.04	1.06	1.06	1.08	1.12
Expenses including net expenses of the master fund(3)%	1.03	1.02	1.03	1.04	1.08	1.12
Portfolio turnover rate of master fund %	15	24	25	20	21	21

See Accompanying Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (unaudited)

NOTE 1 — ORGANIZATION

Organization. ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. At June 30, 2008 the Trust had fifty-eight operational portfolios. The five portfolios included in this report are: ING American Funds Asset Allocation Portfolio (“Asset Allocation”), ING American Funds Bond Portfolio (“Bond”), ING American Funds Growth Portfolio (“Growth”), ING American Funds International Portfolio (“International”) and ING American Funds Growth-Income Portfolio (“Growth-Income”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio operates as a “feeder fund” and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund (“Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company that has the same investment objective and substantially similar policies as each corresponding Portfolio. As of June 30, 2008, Asset Allocation, Bond, Growth, International, and Growth-Income held 0.4%, 2.1%, 8.4%, 14.7% and 6.0% of the American Asset Allocation Fund, American Bond Fund, American Growth Fund, American International Fund and American Growth-Income Fund, respectively. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund acquires an indirect interest in those securities.

Shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by the participating insurance companies.

The Trust is intended to serve as investment options for (i) Variable Contracts offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Series serving as investment mediums for Variable Contracts. The Trust currently provides investment options for Variable Contracts offered by: ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver, ReliaStar Life Insurance Company, ING Life Insurance Company of America, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company of New York, each an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds’ notes to financial statements, which accompany this report.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and related excise tax provisions and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to a repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”) and ING Funds Services, LLC (the “Administrator”), both indirect, wholly-owned subsidiaries of ING Groep, provide each of the Portfolios with advisory and administrative services, respectively, under a management agreement and an administration agreement (the “Agreements”). Under the terms of the Agreements, during periods when each Portfolio invests all or substantially all of its assets in another investment company, the Portfolio pays no management fee and no administration fee. During periods when the Portfolios invest directly in investment securities, each Portfolio pays the Administrator a monthly administration fee of 0.10% of its average daily net assets and the Investment Adviser a monthly management fee based on the

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (unaudited) (continued)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

Asset Allocation	If the Series has not invested all or substantially all of its assets in another investment company:
0.5000% of the first $600 million;
0.4200% on the next $600 million;
0.3600% on the next $800 million;
0.3200% on the next $1 billion;
0.2800% on the next $2 billion;
0.2600% on the next $3 billion;
and 0.2500% of the amount in excess of $8 billion

Bond	If the Series has not invested all or substantially all of its assets in another investment company:
0.48% of the first $600 million;
0.44% of the next $400 million;
0.40% of the next $1 billion;
0.38% of the next $1 billion;
and 0.36% of the amount in
excess of $3 billion

Growth	If the Series has not invested all or substantially all of its assets in another investment company:
0.50% of the first $600 million; 0.45% of the next $400 million; 0.42% of the next $1 billion; 0.37% of the next $1 billion; 0.35% on the next $2 billion; 0.33% of the next $3 billion; 0.315% of the next $5 billion; and 0.30% of the amount in excess of $13 billion

International	If the Series has not invested all or substantially all of its assets in another investment company:
0.69% of the first $500 million; 0.59% on the next $500 million; 0.53% on the next $500 million; 0.50% on the next $1 billion; 0.48% on the next $1.5 billion; 0.47% on the next $2.5 billion; 0.46% on the next $4 billion; and 0.45% of the amount in excess of $10.5 billion

Growth-Income	If the Series has not invested all or substantially all of its assets in another investment company:
0.50% of the first $600 million; 0.45% on the next $900 million; 0.40% on the next $1 billion; 0.32% on the next $1.5 billion; 0.285% on the next $2.5 billion; 0.256% on the next $4 billion; and 0.242% of the amount in excess of $10.5 billion

Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities.

NOTE 4 — INVESTMENTS IN MASTER FUNDS

For the six months ended June 30, 2008, the cost of purchases and the proceeds from the sales of the Master Funds, were as follows:

	Purchases	Sales

Asset Allocation	$36,242,459	$1,102,852
Bond	121,968,242	264,312
Growth	433,200,860	308,920,654
International	350,638,379	220,629,248
Growth-Income	216,742,178	119,422,598

NOTE 5 — DISTRIBUTION FEES

Each of the Portfolios has entered into a Rule 12b-1 distribution plan (the “Distribution Plan”) with ING Funds Distributor, LLC (“IFD” or the “Distributor”). The Distribution Plan provides that each Portfolio shall pay a 12b-1 distribution fee, for distribution services including payments to IFD, at an annual rate not to exceed 0.35% of the average daily net assets of Bond, 0.45% of the average daily net assets of Asset Allocation and 0.50% of Growth, International and Growth-Income. In addition, each Master Fund pays 0.25% of average assets annually to American Funds Distributors, Inc. pursuant to a plan of distribution which fees are indirectly borne by the Portfolios.

For Asset Allocation and Bond Portfolios, an additional payment is made to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Retirement Policy (the “Policy”) covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which each Portfolio invests. These investors also bear the proportionate share of any sales

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

At June 30, 2008, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the following Portfolios:

ING USA Annuity and Life Insurance Company — Asset Allocation (99.04%); Bond (95.38%); Growth (97.14%); International (96.65%); Growth-Income (97.03%).

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

April 28,
2008(1) to
June 30,
2008

Asset Allocation (Number of Shares)
Shares sold	3,493,266
Shares redeemed	(332)

Net increase in shares outstanding	3,492,934

Asset Allocation ($)
Shares sold	$35,018,835
Shares redeemed	(3,252)

Net increase	$35,015,583

(1)	Commencement of operations.

	Six Months	November 12,
	Ended	2007(1) to
	June 30,	December 31,
	2008	2007

Bond (Number of Shares)
Shares sold	12,110,646	101
Shares redeemed	(3,645)	—

Net increase in shares outstanding	12,107,001	101

Bond ($)
Shares sold	$120,906,421	$1,010
Shares redeemed	(36,353)	—

Net increase	$120,870,068	$1,010

	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2008	2007

Growth (Number of Shares)
Shares sold	2,834,237	4,726,317
Reinvestment of distributions	—	333,158
Shares redeemed	(926,095)	(1,210,159)

Net increase in shares outstanding	1,908,142	3,849,316

Growth ($)
Shares sold	$190,341,690	$333,746,454
Reinvestment of distributions	—	23,620,934
Shares redeemed	(61,647,526)	(81,503,141)

Net increase	$128,694,164	$275,864,247

	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2008	2007

International (Number of Shares)
Shares sold	6,716,825	13,722,903
Reinvestment of distributions	—	1,347,820
Shares redeemed	(1,300,099)	(3,744,758)

Net increase in shares outstanding	5,416,726	11,325,965

International($)
Shares sold	$163,563,245	$345,990,273
Reinvestment of distributions	—	33,682,021
Shares redeemed	(31,658,830)	(90,084,821)

Net increase	$131,904,415	$289,587,473

	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2008	2007

Growth-Income (Number of Shares)
Shares sold	2,933,781	4,816,267
Reinvestment of distributions	—	994,118
Shares redeemed	(623,440)	(1,299,286)

Net increase in shares outstanding	2,310,341	4,511,099

Growth-Income($)
Shares sold	$122,569,116	$219,987,587
Reinvestment of distributions	—	46,127,070
Shares redeemed	(25,860,757)	(58,763,404)

Net increase	$96,708,359	$207,351,253

(1)	Commencement of operations.

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (unaudited) (continued)

NOTE 8 — FEDERAL INCOME TAXES (continued)

No dividends or distributions were made during the six months ended June 30, 2008. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2007 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains

Growth	$5,921,403	$17,699,531
International	11,997,981	21,684,040
Growth-Income	15,327,669	30,799,401

The tax-basis components of distributable earnings as of December 31, 2007 were:

	Undistributed	Undistributed	Unrealized
	Ordinary	Long Term	Appreciation/
	Income	Capital Gains	(Depreciation)

Bond	$42	$—	$(41)
Growth	28,418,738	156,102,103	463,147,068
International	36,046,326	72,436,795	379,915,993
Growth-Income	26,157,527	54,431,459	193,868,555

The Portfolio’s major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTE 9 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 10 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING Investments, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (unaudited) (continued)

NOTE 10 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (unaudited) (continued)

NOTE 10 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2008, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment	Long-Term	Payable	Record
	Income	Capital Gains	Date	Date

Bond	$0.0001	$—	July 17, 2008	July 14, 2008
Growth	$0.4718	$4.4431	July 17, 2008	July 14, 2008
International	$0.3842	$1.2410	July 17, 2008	July 14, 2008
Growth-Income	$0.5452	$1.5045	July 17, 2008	July 14, 2008

24

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio
as of June 30, 2008 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

2,032,666	American Funds Asset Allocation Fund — Class 1 Shares		$33,782,902

	Total Investments in Securities
	(Cost $36,242,459)*	100.0%	$33,782,902
	Other Assets and Liabilities - Net	(0.0)	(7,783)

	Net Assets	100.0%	$33,775,119

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(2,459,557)

Net Unrealized Depreciation	$(2,459,557)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$33,782,902	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$33,782,902	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

25

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio
as of June 30, 2008 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

10,958,338	American Funds Bond Fund — Class 1 Shares		$120,212,971

	Total Investments in Securities
	(Cost $121,969,292)*	100.0%	$120,212,971
	Other Assets and Liabilities - Net	(0.0)	(27,193)

	Net Assets	100.0%	$120,185,778

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(1,756,321)

Net Unrealized Depreciation	$(1,756,321)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$120,212,971	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$120,212,971	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

26

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio
as of June 30, 2008 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

44,350,465	American Funds Growth Fund — Class 2 Shares		$2,456,572,275

	Total Investments in Securities
	(Cost $2,461,150,139)*	100.0%	$2,456,572,275
	Other Assets and Liabilities - Net	(0.0)	(1,164,382)

	Net Assets	100.0%	$2,455,407,893

*	Cost for federal income tax purposes is $2,461,150,152.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(4,577,877)

Net Unrealized Depreciation	$(4,577,877)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$2,456,572,275	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$2,456,572,275	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio
as of June 30, 2008 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

80,871,925	American Funds International Fund — Class 2 Shares		$1,540,610,180

	Total Investments in Securities
	(Cost $1,563,172,656)*	100.0%	$1,540,610,180
	Other Assets and Liabilities - Net	(0.0)	(711,448)

	Net Assets	100.0%	$1,539,898,732

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(22,562,476)

Net Unrealized Depreciation	$(22,562,476)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$1,540,610,180	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,540,610,180	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

28

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio
as of June 30, 2008 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%

44,213,682	American Funds Growth-Income Fund — Class 2 Shares		$1,554,995,186

	Total Investments in Securities
	(Cost $1,655,061,122)*	100.0%	$1,554,995,186
	Other Assets and Liabilities - Net	(0.0)	(760,268)

	Net Assets	100.0%	$1,554,234,918

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(100,065,936)

Net Unrealized Depreciation	$(100,065,936)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$1,554,995,186	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,554,995,186	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

29

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

Board Consideration and Approval of New Advisory Contract

Section 15 of the Investment Company Act of 1940, as amended (the “1940 Act”) mandates that, when a series of ING Investors Trust (the “Trust”) enters into a new advisory contract (“Advisory Contract”), the Board of Trustees (the “Board”) of the Trust, including a majority of Board members who have no direct or indirect interest in the Advisory Contract, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangement. Discussed below are certain factors that the Board considered in determining whether to approve a new Advisory Contract for one of its series.

ING American Funds Asset Allocation Portfolio

In determining whether to approve the Advisory Contract for ING American Funds Asset Allocation Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Advisory Contract, and the proposed policies and procedures for the Portfolio, should be approved. The materials provided to the Board in support of the proposed advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the Portfolio’s launch that discusses, among other things, ING Investments, LLC’s (“IIL”) experience and expertise in the management of other funds within the ING Funds complex, including other American Funds Master-Feeder series; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s fee structure (including its structure when invested in American Funds Insurance Series Asset Allocation Fund (the “Master Allocation Fund”), a series in the American Funds Group® family of funds that is managed by Capital Research Management Company when it is operated as a stand-alone Fund) to four selected peer groups and its Morningstar category median; (4) responses from IIL questions posed by K&L Gates LLP, independent legal counsel, on behalf of the Independent Trustees; (5) supporting documentation, including copies of the form of Advisory Contract for the Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by IIL in the context of IIL’s management of other Master-Feeder Funds.

At the January 2008 Meeting, the Board considered that the Portfolio would be subject to the standard policies and procedures of ING Investors Trust previously approved by the Board for other series of ING Investors Trust and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Portfolio, IIL would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other Funds.

The Board’s consideration of whether to approve the Advisory Contract with IIL on behalf of the Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by IIL to the Portfolio under the proposed Advisory Contract; (2) IIL’s strength and reputation within the industry; (3) the fairness of compensation under an Advisory Contract when: (a) no advisory fees or administration fees are charged when the Portfolio is fully invested in the Master Allocation Fund, (b) there are breakpoint discounts payable with respect to fees at the Master Allocation Fund level, and (c) the Advisory Contract provides that the Portfolio’s management fee (consisting of an advisory fee and a 0.10% administration fee) would be payable if the Portfolio withdraws its assets from the Master Allocation Fund; (5) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Portfolio, including that, during periods when the Portfolio is invested in the Master Allocation Fund: (a) the proposed management fee rate (inclusive of the advisory fee and a 0.10% administration fee) for the Portfolio, when taking into account fees at both the feeder and the master fund level, is below the median and the average management fees of the funds in the Portfolio’s Selected Peer Group, and (b) the estimated expense ratio for the Portfolio, when taking into account fees at both the feeder and the master fund level, is above the median and average expense ratios of the funds in the Portfolio’s Selected Peer Group; (6) the projected profitability of IIL; (7) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of IIL, including its management team’s expertise in the management of other Master-Feeder Funds; (8) IIL’s compliance capabilities, as demonstrated by, among other

30

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (9) the information that had been provided by IIL at regular Board meetings, and in anticipation of the September meeting; and (10) “fall-out benefits” to IIL and its affiliates that were anticipated to arise from IIL’s management of the Portfolio.

After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; and (3) IIL maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. Based on these conclusions and other factors, the Board voted to approve the Advisory Contract for the Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

31

American Funds®

The right choice for the long term®

American Funds Insurance Series

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For more than 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investment portfolios

Global Discovery Fund

Global Growth Fund

Global Small Capitalization Fund

Growth Fund

International Fund

New World Fund

Blue Chip Income and Growth Fund

Global Growth and Income Fund

Growth-Income Fund

Asset Allocation Fund

Bond Fund

Global Bond Fund

High-Income Bond Fund

U.S. Government/AAA-Rated Securities Fund

Cash Management Fund

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.
This report shows investment results for Class 1, 2 and 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the individual fund reports are for Class 2 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.
Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Investments outside the United States, especially those in developing countries, may be subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks and can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes are unmanaged and their results do not reflect the effect of sales charges, commissions or expenses.

34

Fellow investors:
The six months ended June 30, 2008, proved a difficult period for investors. Most stock and many bond markets suffered losses in the wake of concerns over an economic slowdown in the U.S. and over continued turmoil and losses in the banking industry. Rising energy and food costs here and abroad have stoked fears of inflation, which in turn have undermined investor confidence.
During the period, Standard & Poor’s 500 Composite Index declined 11.9%. Within the index, nearly every sector posted negative returns, with the notable exception of energy, which gained 8.1% for the period, as oil prices hit record highs. By far, the biggest losses came from the financials sector, which fell 30.9%, due in part to ongoing fallout from subprime mortgages, substantial write-downs and concerns over liquidity. Many U.S. financial institutions were forced to raise capital, and a major investment bank, Bear Stearns, collapsed.
Outside the U.S., equity markets declined as a slowdown in the global economy and rising costs tempered investor sentiment. The MSCI EAFE (Europe, Australasia, Far East) Index slipped by 10.6%. Developing markets were not spared either. The MSCI Emerging Markets Index fell 11.6% for the period, though some specific markets were hit much worse. India declined by 41.4% and China lost 26.3%, as measured by MSCI.
There was also volatility in the bond markets, and results were markedly different from the first quarter of 2008 to the second. After mid-March, when the Federal Reserve orchestrated the buyout of Bear Stearns, rising yields prompted by inflation concerns generally led to weaker returns and a reversal of fortune within the various segments of the bond markets. The Citigroup Broad Investment-Grade (BIG) Index was up 1.4% for the six-month period, despite a 1.2% decline in the second quarter. Conversely, the Credit Suisse High Yield Index declined 1.1% for the period, but rose 1.8% in the second quarter.
Since credit problems surfaced last year, the prevailing tendency in the bond markets has been the reluctance of investors to take on risk. Not surprisingly, in the first six months of 2008, U.S. Treasuries were among the best fixed-income investments, gaining 2.2%. Global bonds fared even better, gaining 3.5%, aided by currency fluctuations during the first quarter. Spreads on most credit products, including corporate bonds and asset-backed securities, widened considerably in the first part of the year.
Meanwhile, the U.S. dollar continued to be weak. It dropped 5.1% against the yen, 7.3% against the euro and 0.4% against the British pound.
In an attempt to help stabilize financial markets, the Federal Reserve voted to cut the federal funds rate on four different occasions, lowering it from 4.25% to 2.00%. The Fed also lowered its discount rate from 4.75% to 2.25%. However, at its meeting on June 25, the central bank voted against lowering rates further, citing high uncertainty over the outlook for inflation. These inflation concerns were shared by consumers paying high prices for gas, food and other staples. Declines in housing prices contributed to the unease.
Recent global economic trends have contributed to the marketplace’s current inflationary conditions. An extended period of worldwide prosperity spurred demand for commodities and other products, especially in developing markets like China and India. Whether such high demand can be sustained will significantly influence future pricing of these products.
Given all the negative economic news, it is natural for investors to feel pessimistic. However, experience has taught us to focus on eventual economic recovery. Predicting how long this will take and what the immediate future will bring is our constant challenge. We encourage investors to maintain a long-term strategy, as we pursue attractive investments on their behalf.
As always, we will continue to pay close attention to the risks, as well as the opportunities, when making all our investment decisions. Amid the market uncertainty, we know it’s more important than ever that we bring our global research capabilities, investment experience and long-term approach to everything we do for our investors.
We look forward to reporting to you again in six months.
Cordially,

James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President
August 4, 2008

35	American Funds Insurance Series

Total returns for periods ended June 30, 2008
Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

		Cumulative		Average annual			Gross expense
		6 months	1 year	5 years	10 years	Lifetime	ratios*
Global Discovery Fund (since 7/5/01)	Class 1	-12.91%	-6.40%	11.91%	—	5.91%	.60%
	Class 2	-13.04	-6.72	11.62	—	5.64	.85

Global Growth Fund (since 4/30/97)	Class 1	-9.64	-5.58	14.87	9.36%	10.85	.55
	Class 2	-9.74	-5.84	14.58	9.09	10.58	.80

Global Small Capitalization Fund (since 4/30/98)	Class 1	-12.28	-11.86	21.30	14.30	13.53	.73
	Class 2	-12.39	-12.06	21.01	14.02	13.26	.98

Growth Fund (since 2/8/84)	Class 1	-7.60	-6.01	11.82	9.39	13.98	.33
	Class 2	-7.71	-6.25	11.55	9.13	13.67	.58
	Class 3	-7.69	-6.19	11.62	9.20	13.77	.51

International Fund (since 5/1/90)	Class 1	-11.69	-5.78	18.54	9.25	10.35	.52
	Class 2	-11.83	-6.03	18.24	8.97	10.07	.77
	Class 3	-11.77	-5.92	18.33	9.05	10.16	.70

New World Fund (since 6/17/99)	Class 1	-8.58	4.34	23.65	—	13.14	.82
	Class 2	-8.68	4.12	23.35	—	12.86	1.07

Blue Chip Income and Growth Fund	Class 1	-15.07	-19.12	7.16	—	2.13	.42
(since 7/5/01)	Class 2	-15.13	-19.31	6.91	—	1.88	.67

Global Growth and Income Fund (since 5/1/06)	Class 1	-9.41	-5.50	—	—	5.87	.71
	Class 2	-9.52	-5.77	—	—	5.57	.96

Growth-Income Fund (since 2/8/84)	Class 1	-11.00	-13.37	8.23	6.13	12.03	.27
	Class 2	-11.08	-13.58	7.96	5.87	11.72	.52
	Class 3	-11.05	-13.53	8.04	5.94	11.83	.45

Asset Allocation Fund (since 8/1/89)	Class 1	-6.22	-7.19	8.74	5.33	8.91	.32
	Class 2	-6.36	-7.42	8.47	5.06	8.61	.57
	Class 3	-6.26	-7.33	8.55	5.14	8.71	.50

Bond Fund (since 1/2/96)	Class 1	-0.39	1.52	4.40	5.21	5.76	.41
	Class 2	-0.44	1.22	4.13	4.95	5.49	.66

Global Bond Fund (since 10/4/06)	Class 1	3.69	11.39	—	—	9.16	.61
	Class 2	3.61	11.09	—	—	8.84	.86

High-Income Bond Fund (since 2/8/84)	Class 1	-1.50	-3.51	6.58	5.45	9.78	.48
	Class 2	-1.65	-3.77	6.30	5.18	9.42	.73
	Class 3	-1.54	-3.71	6.38	5.26	9.58	.66

U.S. Government/AAA-Rated Securities Fund	Class 1	1.11	7.01	3.59	5.24	6.91	.46
(since 12/2/85)	Class 2	1.00	6.67	3.32	4.98	6.59	.71
	Class 3	0.99	6.80	3.40	5.05	6.71	.64

Cash Management Fund† (since 2/8/84)	Class 1	1.29	3.77	3.04	3.38	4.88	.33
	Class 2	1.17	3.48	2.80	3.13	4.57	.58
	Class 3	1.17	3.52	2.86	3.20	4.69	.51

*	The gross expense ratios are as of December 31, 2007, and do not reflect a fee waiver currently in effect; therefore, the actual expense ratios are lower. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table in this report or the most recent prospectus for details.

†	As of June 30, 2008, Cash Management Fund’s annualized seven-day yield was 1.91% (1.88% without the fee waiver) for Class 1 shares; 1.67% (1.63% without the fee waiver) for Class 2 shares; and 1.73% (1.70% without the fee waiver) for Class 3 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

36	American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2008

The Americas
United States	46.8%

Brazil	1.2

Mexico	1.1

49.1

Europe
United Kingdom	3.8

Germany	2.4

France	2.4

Spain	2.3

Ireland	2.1

Sweden	1.7

Finland	1.3

Denmark	1.2

Netherlands	1.1

Other	2.7

21.0

Asia/Pacific Basin
Australia	5.0%

China	2.8

Hong Kong	2.2

Taiwan	1.7

India	1.4

Indonesia	1.1

Other	2.4

16.6

Other regions
South Africa	1.4

1.4

Short-term securities & other assets less liabilities	11.9

Total	100.0%

Objective: Seeks long-term growth of capital through investments in services and information companies in the U.S. and around the world.
Special characteristics: Invests primarily in securities of companies whose prospects are tied to the services and information areas of the global economy.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
Global Discovery Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Global Discovery Fund declined 13.04% during the six months ended June 30, 2008. The results trailed those of Standard & Poor’s 500 Composite Index, which fell 11.91%. However, the results beat those of the Global Service and Information Index, which lost 14.00%. The Lipper Multi-Cap Growth Funds Index was down 9.83% for the first half of the year. Over longer periods, such as one, three and five years, the fund outpaced all three indexes.
Nearly 40% of the fund’s assets were invested outside the United States as of June 30. However, many markets around the world suffered declines during the period, and volatility was widespread.
The fund’s results were hurt by investments in the financials sector, which suffered steep losses, and in consumer discretionary companies. Investments in companies that service the oil, gas and consumable fuels, and metals and mining industries, as well as health care companies, generally did well and helped the fund’s results.
We remain cautious on the outlook going forward. The U.S. economy still faces numerous challenges, and a restrained perspective seems most appropriate at this time.

37	American Funds Insurance Series

Global Growth Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Global Growth Fund recorded a decline of 9.74% for the six months ended June 30, 2008, but was slightly ahead of its benchmark, the MSCI World Index, which lost 10.25%. The fund also led the index over longer periods, such as the past one, three, five and 10 years.
Global stock markets were volatile during the period, and many declined. We stepped in a bit early to buy stocks of financial institutions as they reached prices that appeared attractive. We also could have taken better advantage of global commodities stocks, which continued to rise.
The fund’s results were helped by a defensive approach to emerging markets stocks. The portfolio counselors significantly reduced holdings in India and China, two markets that did very poorly in the first half of the year.
Given the volatility of current markets, we are mindful of how painful the experience can be for investors who are watching dramatic moves in stock prices, but we also recognize that difficult markets can create opportunities. The fund is braced for further market volatility, and we hope to capitalize on those opportunities as they arise.
Where the fund’s assets were invested based on total net assets as of June 30, 2008

Europe
France	6.4%

United Kingdom	5.8

Germany	5.4

Netherlands	4.8

Switzerland	1.9

Russia	1.7

Denmark	1.7

Spain	1.3

Italy	1.1

Finland	1.1

Greece	1.0

Other	3.0

35.2

The Americas
United States	23.6

Brazil	2.5

Canada	1.7

Other	1.4

29.2

Asia/Pacific Basin
Japan	6.9%

Australia	2.3

South Korea	2.1

China	1.8

India	1.6

Hong Kong	1.3

Taiwan	1.0

Other	.8

17.8

Short-term securities & other assets less liabilities	17.8

Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies around the world.
Special characteristics: Can invest virtually anywhere in the world, including the U.S. The fund invests company by company — not by country or region — relying on thorough research to find the best opportunities.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

38	American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2008

The Americas
United States	26.1%

Canada	7.6

Brazil	2.3

Argentina	.1

36.1

Asia/Pacific Basin
South Korea	6.6

Hong Kong	3.8

Australia	3.7

India	3.3

China	2.7

Philippines	2.2

Thailand	1.8

Japan	1.4

Kazakhstan	1.0

Other	2.8

29.3

Europe
United Kingdom	9.2%

Greece	6.0

Netherlands	2.1

Germany	1.5

Italy	1.1

Switzerland	1.0

Other	5.3

26.2

Other regions	.1

Short-term securities & other assets less liabilities	8.3

Total	100.0%

Objective: Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world.
Special characteristics: Typically invests at least 80% of assets in stocks of companies with market capitalizations ranging from $50 million to $3.5 billion.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
Global Small Capitalization Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Global Small Capitalization Fund was down 12.39% for the six months ended June 30, 2008, trailing the S&P/ Citigroup Global/World Indexes, which declined 10.66%. The fund’s results were also below those of the Lipper Global Small-Cap Funds Average, which lost 11.71%. However, the fund’s results outpaced those of both indexes over longer periods, such as the past one, three, five and 10 years.
This has been a difficult and volatile period for stock markets around the world. The fund, which skews heavily toward investments outside the U.S., was nearly 66% invested abroad at the end of June. In the past few years, its global diversification has generally helped results. In the most recent period, however, its exposure to markets outside the U.S. generally detracted from returns.
The fund’s results were also held back by investments in companies in the construction and engineering, commercial banking and media industries. Results were helped by investments in companies involved in metals and mining, as well as oil, gas and consumable fuels.

39	American Funds Insurance Series

Growth Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth Fund was down 7.71% for the six months ended June 30, 2008, though it held up better than Standard & Poor’s 500 Composite Index, which lost 11.91%. The fund also beat its benchmark over longer periods, including the past one, three, five and 10 years.
The fund’s results outpaced those of its index by more than 4% primarily because the portfolio counselors avoided some of the worst problems in the financials sector. In a difficult U.S. market, the fund was helped by its investments in companies in the following industries: oil, gas and consumable fuels; metals and mining; and chemicals.
Even though only about 20% of the fund’s portfolio is invested outside the United States, investments abroad, for the most part, helped returns, especially in Canada and Germany.
Going forward, the fund’s managers will continue to look for opportunities created by changes in market conditions.
Where the fund’s assets were invested based on total net assets as of June 30, 2008
Objective: Seeks growth of capital by investing primarily in U.S. common stocks.
Special characteristics: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

40	American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2008

Europe
Germany	11.6%

France	8.0

Switzerland	7.6

Russia	5.1

United Kingdom	4.9

Italy	3.9

Spain	3.4

Norway	2.1

Ireland	1.8

Hungary	1.8

Austria	1.4

Sweden	1.1

Denmark	1.1

Other	3.2

57.0

Asia/Pacific Basin
Japan	8.6

South Korea	4.5

Taiwan	3.0

India	1.8

Australia	1.8

Hong Kong	1.5%

Singapore	1.2

Philippines	1.0

Other	1.7

25.1

The Americas
Brazil	2.9

Mexico	1.1

Canada	.7

4.7

Other regions
South Africa	2.8

Israel	1.0

Egypt	.3

4.1

Short-term securities & other assets less liabilities	9.1

Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the U.S.
Special characteristics: Invests mainly in growing companies, ranging from small firms to large corporations.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
International Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
International Fund fell by 11.83% during the six months ended June 30, 2008, trailing its benchmark, the MSCI ACWI (All Country World Index) ex USA, which was down 9.84%. Over the past 10-year period, the fund outpaced its benchmark.
Markets around the world were not insulated from the downturn in the United States economy. In fact, in China and India, stock market declines were far worse than in the U.S., following a long run-up in valuations. The speed with which some of these markets declined was at times surprising. Part of the reason is that manufacturing-based economies, like China and India, are more highly leveraged than service-based economies, like the U.S., and when market conditions change, the impact can be stronger.
The investment professionals in the fund continue to use experience, rigorous analysis and an extensive global research effort to scrutinize opportunities around the world. This approach has served the fund well over time and can continue to do so over the long term.

41	American Funds Insurance Series

New World Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
New World Fund was down 8.68% for the six months ended June 30, 2008, outpacing its relevant benchmark, the MSCI ACWI (All Country World Index), which fell 10.41%. During the same period, the MSCI Emerging Markets Index declined 11.64%. The fund had positive returns and outpaced the MSCI ACWI over the longer term, including the past one, three and five years.
Generally, global markets were weak during the period. Chinese, Indian and Turkish markets were all down more than 25% in U.S. dollars. Stronger markets, in dollar terms, included Israel, Brazil and Mexico.
Investments in British and Indian companies held back returns for the fund, while holdings in Latin American companies generally helped the fund. The fund’s investments in commercial banks and food and staples retailing stocks contributed to negative returns, while stocks related to commodities helped.
We maintain a cautious outlook for the time being but continue to build the portfolio one company at a time. We hope that the fund’s global diversification and research focus can continue to serve investors over the long term.
Where the fund’s assets were invested based on total net assets as of June 30, 2008

Europe
United Kingdom	4.9%

Russia	4.8

Turkey	3.0

Switzerland	2.3

Finland	2.2

Spain	1.6

Poland	1.6

France	1.6

Slovenia	1.4

Italy	1.3

Denmark	1.1

Germany	1.0

Austria	1.0

Other	1.8

29.6

The Americas
Brazil	10.0

United States	8.4

Mexico	4.6

Argentina	1.5

Colombia	1.4

Canada	1.1

Other	.9

27.9

Asia/Pacific Basin
China	3.6%

India	2.6

Malaysia	2.6

Japan	2.4

South Korea	2.0

Hong Kong	1.7

Australia	1.6

Indonesia	1.4

Taiwan	1.2

Philippines	1.0

Other	1.3

21.4

Other regions
Israel	3.2

South Africa	2.3

Other	.9

6.4

Short-term securities & other assets less liabilities	14.7

Total	100.0%

Objective: Seeks long-term growth of capital by investing primarily in stocks of companies and bonds with significant exposure to countries that have developing economies and/or markets.
Special characteristics: Invests in securities of issuers based in qualified developing countries and in the developed world with significant assets or revenues attributable to developing countries.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

42	American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2008
Objective: Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.
Special characteristics: Invests primarily in securities of well-established, high-quality U.S. companies with market capitalizations of $4 billion and above.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
Blue Chip Income and Growth Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Blue Chip Income and Growth Fund recorded a decline of 15.13% for the six months ended June 30, 2008, and trailed Standard & Poor’s 500 Composite Index, which lost 11.91%.
The fund, which is designed to be at least 90% invested in top-quality companies at all times, was impacted during the period by the major moves throughout the broader market. Investments in banks and in other financials-sector stocks, which typically pay steady dividends and help meet the fund’s income objective, were particularly hard-hit by the ongoing credit problems that continued to affect the financials sector during the period.
The fund’s results were also held back by investments in pharmaceuticals, health care providers and services, and software companies. Food and staples retailing companies and oil, gas and consumable fuels companies provided a positive contribution to fund results.
In a currently slow economic environment in the U.S., we maintain a cautious outlook and a disciplined approach, as we await a more robust business recovery.

43	American Funds Insurance Series

Global Growth and Income Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Global Growth and Income Fund fell 9.52% during the six months ended June 30, 2008, outpacing its relevant benchmark, the MSCI ACWI (All Country World Index), a measure of markets in both developed and developing countries, which declined 10.41%.
The fund’s returns were hurt by investments in commercial banks and diversified financial services companies. Investments in metals and mining companies, as well as oil, gas and consumable fuels, contributed positively to returns. The fund benefited from investments in Canada and Russia but saw declines in investments in Japan, Germany and France.
During the period, banking and housing problems that had begun in the U.S. helped create volatility in many stock markets around the world, and the dollar remained relatively weak. While stock markets in China and India lost more than 25% of their value, neither market had a strong negative impact on the fund, owing to stock selection.
As global markets continue to evolve, the fund’s managers rely on extensive research and flexibility to take advantage of new opportunities. Market declines can often open up new possibilities for long-term investments.
Where the fund’s assets were invested based on total net assets as of June 30, 2008

The Americas
United States	31.7%

Canada	6.0

Mexico	1.0

Other	.7

39.4

Europe
United Kingdom	5.3

France	3.9

Germany	2.5

Russia	2.1

Poland	1.6

Italy	1.6

Ireland	1.5

Netherlands	1.4

Finland	1.4

Spain	1.0

Other	3.0

25.3

Asia/Pacific Basin
Japan	6.3%

Taiwan	2.9

China	2.8

Singapore	2.1

Hong Kong	2.1

Australia	1.5

Other	2.0

19.7

Other regions
South Africa	1.0

1.0

Bonds, short-term securities & other assets less liabilities	14.6

Total	100.0%

Objective: Seeks capital growth over time and to provide current income by investing primarily in stocks of well-established companies located around the world.
Special characteristics: Designed for investors seeking both capital appreciation and income; the fund tends to invest in stocks that are believed to be relatively resilient to market declines.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

44	American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2008
Objective: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
Special characteristics: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
Growth-Income Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth-Income Fund was down 11.08% during the six months ended June 30, 2008, which was slightly better than the 11.91% decline of Standard & Poor’s 500 Composite Index. Over longer periods, the fund had positive returns and led the index for the past three, five and 10 years.
Investments in software, pharmaceuticals and diversified financial services companies hampered results for the fund. These negative results were partially offset by positive returns among oil, gas and consumable fuels companies and energy equipment and services companies.
Despite the negative impact from financials companies, the fund tends to have a diversified portfolio with a less restrictive income requirement, and exposure to financials was lower than the index. The fund’s other investments allowed it to modestly outpace the benchmark.
As in previous market downturns, we believe that this one should resolve itself favorably in due course. To this end, we continue to maintain a long-term perspective.

45	American Funds Insurance Series

Asset Allocation Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Asset Allocation Fund declined by 6.36% during the six months ended June 30, 2008. It outpaced Standard & Poor’s 500 Composite Index, which lost 11.91%. At the same time, the fund’s results trailed those of its fixed-income benchmark, the Lehman Brothers U.S. Aggregate Index, which gained 1.13%.
At the end of June, Asset Allocation Fund’s portfolio was 63.9% invested in equities, 21.6% invested in bonds and 14.5% invested in cash and equivalents.
On the equity side, the fund benefited from its investments in oil, gas and consumable fuels, metals and mining, and energy equipment and services companies. Investments in pharmaceuticals, wireless telecommunications and services, and thrifts and mortgage companies detracted from results.
Although fixed-income securities have generally provided better results than equities during the period, the threat of inflation and current low interest rates have dampened our enthusiasm for bonds at this time.
Where the fund’s assets were invested based on total net assets as of June 30, 2008
Objective: Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

46	American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2008
Objective: Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
Bond Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Bond Fund was down 0.44% during the six months ended June 30, 2008. The fund trailed the broader bond market, as measured by the Lehman Brothers U.S. Aggregate Index, which gained 1.13%.
For more than a year, the prevailing sentiment in the bond markets has been one of reluctance of investors to take risk. Because the objective of Bond Fund is to maximize current income and to preserve capital, much of the fund’s portfolio is invested in securities that offer higher yields than U.S. Treasury bonds. However, in this risk-averse climate, Treasuries produced strong results, while most other sectors lagged behind.
The fund’s results were challenged by some of its investments in the financials sector. However, our mortgage-backed and asset-backed security investment analysts were careful to keep from investing heavily in securities related to subprime mortgages until after the prices had declined substantially.
We continue to make investment decisions on the basis of our extensive research and on the basis of individual issuers, and we believe that this strategy continues to be a sound one for evaluating opportunities in the market.

47	American Funds Insurance Series

Global Bond Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Global Bond Fund had the best results among investment options in the American Funds Insurance Series, gaining 3.61% during the six months ended June 30, 2008. The fund narrowly beat the 3.53% return of the Lehman Brothers Global Aggregate Index. Results were significantly better than those of the fund’s peers in the Lipper Global Income Funds Average, which rose 0.86%.
Treasuries and government bonds around the world helped the fund, as did many currencies outside the U.S. Of the major currencies, the Brazilian real, Australian dollar and euro all helped returns. Israel and Poland had strong bond markets and currencies.
Lower quality bonds did not do as well as high-quality bonds and, thus, hampered results. Even relatively safe corporate bonds and mortgage-backed securities were challenged in the period. The widening of corporate spreads and the continued weakness of asset-backed securities detracted from results.
Global Bond Fund, with its emphasis on opportunities around the world, is a globally diversified fund with relatively high-quality holdings. It has the potential to do well even when equities are doing poorly, providing an option for investors looking to diversify their portfolios.
Where the fund’s assets were invested based on total net assets as of June 30, 2008

Net assets

Currency weighting	Currency weighting
by country	(after hedging)
United States[1]	33.9%

EMU[2]	31.3

Japan	15.5

Singapore	3.8

Malaysia	3.0

Denmark	2.6

Poland	2.5

Egypt	1.3

Switzerland	1.1

Australia	1.0

Sweden	.9%

Israel	.9

United Kingdom	.7

Canada	.6

Indonesia	.4

Mexico	.2

Brazil	.2

Turkey	.1

100.0%

Objective: Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

[1]	Includes U.S. dollar-denominated bonds of other countries, totaling 9.4%.

[2]	European Monetary Union consists of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovenia and Spain. Euro-denominated bonds include corporate and European government debt.

48	American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2008
Objective: Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
High-Income Bond Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
High-Income Bond Fund reported a decline of 1.65% during the six months ended June 30, 2008, slightly below its relevant index, the Credit Suisse High Yield Index, which lost 1.14%.
High-yield bonds were challenged by a general aversion to risk in the fixed-income markets, especially toward the end of the period, when high-yield issuance declined and deals were shelved.
The fund’s results were dampened by exposure to the banking, insurance, media and materials industries. The fund was helped by holdings in utilities, commercial services and supplies, food and beverage and health care securities.
Credit and liquidity remain a concern in the high-yield markets. Though the current environment is one of high price volatility, the fund has a healthy cash balance, and our investment professionals are stepping in judiciously where they see worthwhile possibilities. Opportunities continue to present themselves, and we are being prudent about where we invest.

49	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
U.S. Government/AAA-Rated Securities Fund gained 1.00% during the six months ended June 30, 2008, trailing its benchmark, the unmanaged Citigroup Treasury/Government Sponsored/ Mortgage Index, which gained 1.97%. The fund narrowly beat the Lipper General U.S. Government Funds Average, which gained 0.73%.
Fund results were helped by good returns for most Treasury and federal agency bonds. While the fund did well compared with its peer group, it trailed its index primarily because of nonagency asset-backed securities downgrades. Some of these asset-backed securities were guaranteed by bond insurers whose AAA ratings were lost to downgrades. We have reduced bonds whose ratings have come under pressure. Still, our exposure to these securities is quite limited.
We have increased the quality profile of the fund over the period. The fund remains an option for investors who want to diversify their equity or bond holdings or who hope to reduce the volatility of their investments during or near retirement.
Where the fund’s assets were invested based on total net assets as of June 30, 2008
Objective: Seeks to provide a high level of current income and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.
The Citigroup Treasury/Government Sponsored/Mortgage Index was inadvertently omitted from the above chart in the 2007 annual report. Therefore, we are including the chart to show the historical results of the index, since it remains the fund’s primary benchmark.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

*	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

50	American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2008
Objective: Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
Cash Management Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Cash Management Fund rose 1.17% during the six months ended June 30, 2008. Most investors view Cash Management Fund — with its investments in highly liquid, short-term money market securities — as a balance against the potential volatility of investing in stocks and bonds and as a place to keep assets while awaiting investment opportunities.
While investors undoubtedly welcome the ongoing positive returns the fund has generated, they should remember that the fund may not always have positive returns and that it is not guaranteed to maintain a stable net asset value.

51	American Funds Insurance Series

Global Discovery Fund	unaudited
Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Schlumberger	4.71%	Google	2.11%

Apple	2.21	Xinao Gas Holdings	1.79

American Medical Systems Holdings	2.21	Global Payments	1.77

Yahoo	2.15	Iberdrola Renovables	1.70

Ryanair Holdings	2.14	Boart Longyear	1.68

Common stocks — 87.37%

		Market	Percent
		value	of net
	Shares	(000)	assets
Software & services — 12.59%

Yahoo! Inc.[1]	260,000	$5,372	2.15%

Google Inc., Class A1	10,000	5,264	2.11

Global Payments Inc.	95,000	4,427	1.77

Oracle Corp.[1]	125,000	2,625	1.05

Microsoft Corp.	83,300	2,292	.92

MasterCard Inc., Class A	8,423	2,236	.89

United Internet AG2	108,000	2,127	.85

Wirecard AG1,2	158,000	2,024	.81

SAP AG2	35,000	1,831	.73

Other securities		3,259	1.31

		31,457	12.59

Energy — 8.70%

Schlumberger Ltd.	109,500	11,764	4.71

Smith International, Inc.	50,000	4,157	1.67

WorleyParsons Ltd.[2]	100,000	3,623	1.45

Baker Hughes Inc.	25,000	2,183	.87

		21,727	8.70

Banks — 7.99%

Banco Bradesco SA, preferred nominative	146,500	3,030	1.21

BOC Hong Kong (Holdings) Ltd.[2]	760,000	2,010	.80

Other securities		14,928	5.98

		19,968	7.99

Technology hardware & equipment — 6.93%

Apple Inc.[1]	33,000	5,526	2.21

Cisco Systems, Inc.[1]	145,000	3,373	1.35

Other securities		8,413	3.37

		17,312	6.93

Media — 6.00%

Time Warner Inc.	245,000	3,626	1.45

British Sky Broadcasting Group PLC[2]	305,000	2,865	1.15

Other securities		8,509	3.40

		15,000	6.00

Telecommunication services — 5.74%

Millicom International Cellular SA	40,000	4,140	1.66

MTN Group Ltd.[2]	217,000	3,445	1.38

Singapore Telecommunications Ltd.[2]	730,000	1,949	.78

Other securities		4,814	1.92

		14,348	5.74

52	American Funds Insurance Series

Global Discovery Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Utilities — 5.69%

Xinao Gas Holdings Ltd.[2]	2,610,000	$4,470	1.79%

Iberdrola Renovables, SA Unipersonal[1,2]	550,000	4,248	1.70

Veolia Environnement[2]	64,700	3,607	1.44

Hong Kong and China Gas Co. Ltd.[2]	786,500	1,886	.76

		14,211	5.69

Health care equipment & services — 4.96%

American Medical Systems Holdings, Inc.[1]	369,000	5,517	2.21

Inverness Medical Innovations, Inc.[1]	87,000	2,886	1.15

Varian Medical Systems, Inc.[1]	38,000	1,970	.79

Other securities		2,030	.81

		12,403	4.96

Retailing — 4.79%

Amazon.com, Inc.[1]	40,000	2,933	1.17

Other securities		9,037	3.62

		11,970	4.79

Insurance — 3.94%

American International Group, Inc.	150,000	3,969	1.59

Sampo Oyj, Class A2	125,000	3,144	1.26

Other securities		2,723	1.09

		9,836	3.94

Capital goods — 2.89%

Boart Longyear Ltd.[2,3]	1,269,230	2,710
Boart Longyear Ltd.[2]	700,000	1,494	1.68

Max India Ltd.[1,2]	500,000	1,828	.73

Other securities		1,190	.48

		7,222	2.89

Pharmaceuticals, biotechnology & life sciences — 2.67%

Novo Nordisk A/S, Class B2	46,000	3,033	1.21

Other securities		3,648	1.46

		6,681	2.67

Commercial services & supplies — 2.35%

Randstad Holding NV2	80,000	2,793	1.12

Downer EDI Ltd.[2]	327,173	2,153	.86

Other securities		927	.37

		5,873	2.35

Transportation — 2.17%

Ryanair Holdings PLC (ADR)[1]	186,400	5,344	2.14

Other securities		79	.03

		5,423	2.17

Diversified financials — 1.36%

Other securities		3,400	1.36

53	American Funds Insurance Series

Global Discovery Fund
Common stocks

	Market	Percent
	value	of net
	(000)	assets
Consumer durables & apparel — 1.21%

Other securities	$3,021	1.21%

Food & staples retailing — 1.06%

Other securities	2,658	1.06

	Shares
Consumer services — 1.02%

Las Vegas Sands Corp.[1]	40,000	1,898	.76

Other securities		644	.26

		2,542	1.02

Other — 1.07%

Other securities		2,663	1.07

Miscellaneous — 4.24%

Other common stocks in initial period of acquisition		10,586	4.24

Total common stocks (cost: $218,504,000)		218,301	87.37

Convertible securities — 0.77%

Other — 0.70%

Other securities	1,736	.70

Miscellaneous — 0.07%

Other convertible securities in initial period of acquisition	174	.07

Total convertible securities (cost: $2,121,000)	1,910	.77

54	American Funds Insurance Series

Global Discovery Fund
Short-term securities — 10.99%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

Enterprise Funding Corp. 2.55% due 7/1/2008[4]	$4,500	$4,500	1.80%

Pfizer Inc 2.28% due 9/26/2008[4]	4,300	4,270	1.71

Brown-Forman Corp. 2.13% due 7/23/2008[4]	3,950	3,943	1.58

Honeywell International Inc. 2.08% due 7/29/2008[4]	3,400	3,393	1.36

Procter & Gamble International Funding S.C.A. 2.27% due 9/17/2008[4]	3,300	3,280	1.31

John Deere Capital Corp. 2.06% due 7/22/2008[4]	2,800	2,796	1.12

Coca-Cola Co. 2.10% due 8/5/2008[4]	2,000	1,995	.80

Kimberly-Clark Worldwide Inc. 2.10% due 8/11/2008[4]	2,000	1,994	.80

Other securities		1,291	.51

Total short-term securities (cost: $27,475,000)		27,462	10.99

Total investment securities (cost: $248,100,000)		247,673	99.13

Other assets less liabilities		2,177	.87

Net assets		$249,850	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed. “Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $87,656,000, which represented 35.08% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/4/07 at a cost of $1,922,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $4,446,000, which represented 1.78% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $26,171,000, which represented 10.47% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements

55	American Funds Insurance Series

Global Growth Fund	unaudited
Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Koninklijke KPN	1.72%	Deutsche Post	1.27%

Novo Nordisk	1.67	Uralkali	1.17

Microsoft	1.48	Vallourec	1.12

Samsung Electronics	1.44	NTT DoCoMo	1.10

General Electric	1.34	Yahoo	1.05

Common stocks — 82.17%

		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 13.32%

Microsoft Corp.	3,095,000	$85,143	1.48%

Samsung Electronics Co., Ltd.[1]	138,440	82,803	1.44

Yahoo! Inc.[2]	2,927,200	60,476	1.05

STMicroelectronics NV1	4,454,000	45,980	.80

Nokia Corp.[1]	1,486,500	36,435
Nokia Corp. (ADR)	334,000	8,183	.78

Oracle Corp.[2]	2,000,000	42,000	.73

International Business Machines Corp.	350,000	41,485	.72

Google Inc., Class A2	75,000	39,481	.69

Cisco Systems, Inc.[2]	1,611,000	37,472	.65

Other securities		286,834	4.98

		766,292	13.32

Consumer discretionary — 10.29%

GOME Electrical Appliances Holding Ltd.[1]	124,172,000	58,730	1.02

Honda Motor Co., Ltd.[1]	1,508,800	51,424	.89

Virgin Media Inc.[2]	2,834,000	38,571	.67

Lowe’s Companies, Inc.	1,615,000	33,511	.58

Other securities		409,840	7.13

		592,076	10.29

Industrials — 9.39%

General Electric Co.	2,895,455	77,280	1.34

Deutsche Post AG1	2,802,700	73,159	1.27

Vallourec SA1	185,000	64,666	1.12

KBR, Inc.	1,605,000	56,031	.97

Schneider Electric SA1	394,091	42,503	.74

Other securities		226,542	3.95

		540,181	9.39

Financials — 8.64%

Macquarie Group Ltd.[1]	1,250,000	58,063	1.01

Banco Santander, SA1	2,957,514	53,996	.94

Allianz SE1	292,000	51,339	.89

Société Générale[1]	460,000	39,625	.69

Other securities		294,104	5.11

		497,127	8.64

Health care — 7.98%

Novo Nordisk A/S, Class B1	1,455,200	95,958	1.67

Roche Holding AG1	293,500	52,834	.92

UCB SA1	1,350,020	49,683	.86

Other securities		260,296	4.53

		458,771	7.98

56	American Funds Insurance Series

Global Growth Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Materials — 7.78%

JSC Uralkali (GDR)[1]	484,568	$35,160
JSC Uralkali (GDR)[1,3]	444,915	32,282	1.17%

AMG Advanced Metallurgical Group NV1,2	696,200	59,065	1.03

Central African Mining & Exploration Co. PLC[1,2]	38,250,000	42,262	.73

Other securities		278,839	4.85

		447,608	7.78

Telecommunication services — 7.39%

Koninklijke KPN NV1	5,775,830	98,799	1.72

NTT DoCoMo, Inc.[1]	43,200	63,464	1.10

Vodafone Group PLC (ADR)	1,000,000	29,460
Vodafone Group PLC[1]	7,131,250	21,019	.88

KDDI Corp.[1]	5,517	34,216	.59

Other securities		177,916	3.10

		424,874	7.39

Consumer staples — 6.19%

Unilever NV, depository receipts[1]	1,684,000	47,785	.83

Avon Products, Inc.	945,800	34,068	.59

Other securities		274,437	4.77

		356,290	6.19

Energy — 5.86%

TOTAL SA1	490,000	41,798	.73

Schlumberger Ltd.	360,000	38,675	.67

Tenaris SA (ADR)	465,000	34,642	.60

Royal Dutch Shell PLC, Class B1	574,666	23,104

Royal Dutch Shell PLC, Class B (ADR)	139,643	11,187	.60

Other securities		187,337	3.26

		336,743	5.86

Utilities — 3.75%

British Energy Group plc[1]	2,700,000	38,182	.66

SUEZ SA1	550,000	37,376	.65

Other securities		139,995	2.44

		215,553	3.75

Miscellaneous — 1.58%

Other common stocks in initial period of acquisition		90,668	1.58

Total common stocks (cost: $4,368,177,000)		4,726,183	82.17

57	American Funds Insurance Series

Global Growth Fund
Short-term securities — 17.82%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

Federal Home Loan Bank 2.06%—2.52% due 7/2—12/29/2008	$130,400	$129,883	2.26%

Fannie Mae 1.86%—2.36% due 8/20—9/17/2008	106,600	106,237	1.85

AstraZeneca PLC 2.25%—2.92% due 8/26—10/1/2008[3]	79,900	79,336	1.38

Freddie Mac 2.06%—2.205% due 7/3—9/12/2008	70,800	70,593	1.23

American Honda Finance Corp. 2.12% due 7/16/2008	68,500	68,429	1.19

Novartis Finance Corp. 2.06%—2.30% due 7/29—8/7/2008[3]	52,300	52,179	.91

BASF AG 2.15% due 7/25/2008[3]	50,000	49,925	.87

Bank of America Corp. 2.52% due 8/1/2008	36,300	36,219
Ranger Funding Co. LLC 2.77% due 9/16/2008[3]	11,700	11,630	.83

National Australia Funding (Delaware) Inc. 2.58%—2.65% due 7/15—8/4/2008[3]	44,500	44,417	.77

Jupiter Securitization Co., LLC 2.47% due 7/18/2008[3]	23,600	23,571
Park Avenue Receivables Co., LLC 2.50% due 8/5/2008[3]	19,600	19,551	.75

Barton Capital LLC 2.45%—2.47% due 7/8—7/9/2008[3]	29,800	29,783	.52

Other securities		303,590	5.26

Total short-term securities (cost: $1,025,494,000)		1,025,343	17.82

Total investment securities (cost: $5,393,671,000)		5,751,526	99.99

Other assets less liabilities		314	.01

Net assets		$5,751,840	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with market value of $1,539,000, which represented .03% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,927,615,000, which represented 50.90% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $579,432,000, which represented 10.07% of the net assets of the fund.
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
See Notes to Financial Statements

58	American Funds Insurance Series

Global Small Capitalization Fund	unaudited
Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Jumbo	2.89%	Advanced Metallurgical Group	1.47%

Oilexco	2.73	Central African Mining & Exploration	1.45

Fourlis	2.10	Kingboard Chemical Holdings	1.40

Novell	1.47	OPTI Canada	1.28

Xinao Gas Holdings	1.47	Regal Petroleum	1.03

Common stocks — 91.14%

		Market	Percent
		value	of net
	Shares	(000)	assets
Industrials — 14.25%

International Container Terminal Services, Inc.[1]	47,285,000	$31,077	.82%

Samsung Engineering Co., Ltd.[1]	370,550	27,675	.73

Hyunjin Materials Co., Ltd.[1]	605,000	27,352	.72

Sungkwang Bend Co., Ltd.[1]	748,934	21,332	.56

GS Engineering & Construction Corp.[1]	175,000	19,098	.50

Horizon North Logistics Inc.[2]	5,400,000	17,501	.46

Corrections Corporation of America[2]	600,000	16,482	.44

Other securities		378,908	10.02

		539,425	14.25

Consumer discretionary — 13.76%

Jumbo SA1,3	3,900,085	109,336	2.89

Fourlis[1,3]	2,708,385	79,340	2.10

Lions Gate Entertainment Corp.[2]	2,750,000	28,490	.75

Rambler Media Ltd.[1,2,3]	810,000	22,122	.59

Schibsted ASA[1]	741,000	21,045	.56

Central European Media Enterprises Ltd., Class A2	225,000	20,369	.54

Life Time Fitness, Inc.[2]	659,400	19,485	.51

Pantaloon Retail (India) Ltd.[1]	2,000,000	16,367	.43

Other securities		203,961	5.39

		520,515	13.76

Materials — 13.42%

AMG Advanced Metallurgical Group NV1,2	656,000	55,655	1.47

Central African Mining & Exploration Co. PLC[1,2]	49,705,000	54,918	1.45

KazakhGold Group Ltd. (GDR)[1,2,4]	1,500,000	34,493
KazakhGold Group Ltd. (GDR)[1,2]	164,402	3,780	1.01

African Minerals Ltd.[1,2,3]	6,905,000	23,669
African Minerals Ltd.[1,2,3,5]	2,480,000	8,501	.85

European Goldfields Ltd.[1,2]	4,691,100	22,071	.58

Gindalbie Metals Ltd.[1,2]	14,074,863	19,558	.52

Lynas Corp. Ltd.[1,2]	15,117,916	18,798	.50

Other securities		266,446	7.04

		507,889	13.42

Information technology — 11.95%

Novell, Inc.[2]	9,468,800	55,771	1.47

Kingboard Chemical Holdings Ltd.[1]	11,482,000	52,922	1.40

Heartland Payment Systems, Inc.	1,000,000	23,600	.62

Mentor Graphics Corp.[2]	1,155,000	18,249	.48

Other securities		301,507	7.98

		452,049	11.95

59	American Funds Insurance Series

Global Small Capitalization Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Health care — 10.77%

NuVasive, Inc.[2]	713,200	$31,851	.84%

Volcano Corp.[2]	2,132,000	26,010	.69

ArthroCare Corp.[2]	632,000	25,792	.68

Beckman Coulter, Inc.	357,500	24,142	.64

Masimo Corp.[2]	694,300	23,849	.63

Gerresheimer AG, non-registered shares[1]	392,500	19,985	.53

ABIOMED, Inc.[2]	1,025,000	18,194	.48

Other securities		237,652	6.28

		407,475	10.77

Energy — 9.36%

Oilexco Inc. (GBP denominated)[1,2,5]	1,900,000	35,849
Oilexco Inc. (GBP denominated)[1,2]	1,755,000	33,113
Oilexco Inc.[2,5]	985,000	18,825
Oilexco Inc.[2]	803,900	15,364	2.73

OPTI Canada Inc.[2]	2,131,100	48,349	1.28

Regal Petroleum PLC[1,2]	7,555,500	38,893	1.03

Heritage Oil Ltd.[1,2]	4,563,000	31,219	.82

Concho Resources Inc.[2]	827,800	30,877	.82

Quicksilver Resources Inc.[2]	500,100	19,324	.51

Other securities		82,299	2.17

		354,112	9.36

Financials — 5.06%

Dolphin Capital Investors Ltd.[1,2]	9,441,320	18,599	.49

Other securities		173,026	4.57

		191,625	5.06

Utilities — 3.35%

Xinao Gas Holdings Ltd.[1]	32,539,000	55,730	1.47

EDF Energies Nouvelles SA1	283,400	19,009	.50

Manila Electric Co.[1]	21,037,280	18,056	.48

Other securities		33,962	.90

		126,757	3.35

Consumer staples — 3.06%

Kernel Holding SA1,2	1,555,000	26,819	.71

Andersons, Inc.	400,000	16,284	.43

Other securities		72,867	1.92

		115,970	3.06

Telecommunication services — 1.30%

Other securities		49,132	1.30

Miscellaneous — 4.86%

Other common stocks in initial period of acquisition		183,646	4.86

Total common stocks (cost: $3,111,659,000)		3,448,595	91.14

60	American Funds Insurance Series

Global Small Capitalization Fund
Rights & warrants — 0.04%

	Market	Percent
	value	of net
	(000)	assets
Other — 0.04%

Other securities	$1,700	.04%

Total rights & warrants (cost: $2,835,000)	1,700	.04

Convertible securities — 0.50%

Other — 0.50%

Other securities	18,749	.50

Total convertible securities (cost: $13,395,000)	18,749	.50

Short-term securities — 7.86%

	Principal
	amount
	(000)

Federal Home Loan Bank 2.03%-2.22% due 9/22—10/29/2008	$43,800	43,502	1.15

Freddie Mac 2.035%-2.22% due 7/14—9/22/2008	39,300	39,194	1.03

American Honda Finance Corp. 2.11%-2.21% due 7/21—8/14/2008	30,600	30,533	.81

KfW 2.08% due 7/18/2008[4]	26,000	25,967	.69

BASF AG 2.20% due 7/15/2008[4]	23,400	23,375	.62

Ranger Funding Co. LLC 2.50% due 7/1/2008[4]	23,000	22,999	.61

Liberty Street Funding Corp. 2.78% due 7/30/2008[4]	20,900	20,852	.55

Westpac Banking Corp. 2.43% due 7/16/2008[4]	17,700	17,680	.47

Electricité de France 2.25% due 7/23/2008[4]	16,700	16,673	.44

Other securities		56,605	1.49

Total short-term securities (cost: $297,418,000)		297,380	7.86

Total investment securities (cost: $3,425,307,000)		3,766,424	99.54

Other assets less liabilities		17,490	.46

Net assets		$3,783,914	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

61	American Funds Insurance Series

Global Small Capitalization Fund
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund’s holdings in affiliated companies is included in “Other securities” under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2008, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 6/30/08
	shares	Additions	Reductions	shares	(000)	(000)

Jumbo SA1	3,436,686	463,399	—	3,900,085	—	$109,336

Fourlis[1]	2,010,385	698,000	—	2,708,385	$1,270	79,340

African Minerals Ltd.[1,2]	6,905,000	—	—	6,905,000	—	23,669

African Minerals Ltd.[1,2,5]	2,480,000	—	—	2,480,000	—	8,501

Rambler Media Ltd.[1,2]	718,400	91,600	—	810,000	—	22,122

JVM Co., Ltd.[1]	316,500	95,000	—	411,500	—	15,355

Allied Gold Ltd.[1,2]	19,548,500	—	—	19,548,500	—	11,052

Allied Gold Ltd. (GBP denominated)[1,2]	—	3,800,000	—	3,800,000	—	2,304

Lonrho PLC[1,2]	20,224,000	—	—	20,224,000	—	9,264

OSIM International Ltd.[1,2]	28,920,000	—	—	28,920,000	—	6,169

Southern Pacific Resource Corp.[2]	5,950,000	—	—	5,950,000	—	4,091

CallWave, Inc.[2]	1,348,700	—	—	1,348,700	—	3,507

Ondine Biopharma Corp.[2,5]	2,620,000	—	—	2,620,000	—	2,213

Ondine Biopharma Corp. (GBP denominated)[1,2,5]	490,000	—	—	490,000	—	410

Ondine Biopharma Corp.[2]	400,000	—	—	400,000	—	338

Akeena Solar, Inc.[6]	—	1,625,000	1,625,000	—	—	—

Gemfields Resources PLC[1,2,5,6]	4,816,000	3,333,333	—	8,149,333	—	—

Gemfields Resources PLC[1,2,6]	2,000,000	—	—	2,000,000	—	—

					$1,270	$297,671

62	American Funds Insurance Series

Global Small Capitalization Fund
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,174,784,000, which represented 57.47% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $201,667,000, which represented 5.33% of the net assets of the fund.

[5]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

			Market	Percent
	Acquisition	Cost	value	of net
	date(s)	(000)	(000)	assets

Oilexco Inc. (GBP denominated)	12/15/2005	$6,195	$35,849	.95%

Oilexco Inc.	12/22/2005--3/7/2007	2,762	18,825	.50

African Minerals Ltd.	12/12/2006	5,606	8,501	.22

Gemfields Resources PLC	11/7/2005--6/6/2008	6,715	5,683	.15

Ondine Biopharma Corp.	6/23/2004--10/25/2006	4,110	2,213	.06

Ondine Biopharma Corp. (GBP denominated)	5/18/2005	766	410	.01

Other restricted securities		54,325	53,096	1.40

Total restricted securities		$80,479	$124,577	3.29%

[6]	Unaffiliated issuer at 6/30/2008.
Key to abbreviations
GBP = British Pounds
GDR = Global Depositary Receipts
See Notes to Financial Statements

63	American Funds Insurance Series

Growth Fund	unaudited
Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Google	2.93%	Philip Morris International	1.67%

Cisco Systems	2.52	Newmont Mining	1.66

Suncor	2.07	Berkshire Hathaway	1.66

Schlumberger	2.06	Barrick Gold	1.64

Microsoft	1.71	Canadian Natural Resources	1.57

Common stocks — 94.16%

		Market	Percent
		value	of net
	Shares	(000)	assets
Energy — 19.29%

Suncor Energy Inc.	10,368,848	$602,864	2.07%

Schlumberger Ltd.	5,606,900	602,349	2.06

Canadian Natural Resources, Ltd.	4,625,700	458,118	1.57

Tenaris SA (ADR)	5,245,000	390,752	1.34

Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	301,736	1.03

Devon Energy Corp.	2,478,700	297,841	1.02

EOG Resources, Inc.	2,143,728	281,257	.96

Murphy Oil Corp.	2,698,800	264,617	.91

Peabody Energy Corp.	2,653,000	233,597	.80

Transocean Inc.[1]	1,460,261	222,529	.76

Noble Energy, Inc.	1,900,000	191,064	.65

Baker Hughes Inc.	2,038,500	178,042	.61

Core Laboratories NV1,2	1,197,700	170,493	.58

Petro-Canada	3,005,300	168,565	.58

Other securities		1,270,195	4.35

		5,634,019	19.29

Information technology — 18.71%

Google Inc., Class A1	1,626,000	855,959	2.93

Cisco Systems, Inc.[1]	31,596,900	734,944	2.52

Microsoft Corp.	18,175,000	499,994	1.71

Nokia Corp. (ADR)	11,830,000	289,835
Nokia Corp.[3]	6,184,000	151,575	1.51

Oracle Corp.[1]	14,927,800	313,484	1.07

Yahoo! Inc.[1]	14,365,000	296,781	1.02

Fidelity National Information Services, Inc.	7,190,000	265,383	.91

Samsung Electronics Co., Ltd.[3]	410,000	245,228	.84

Red Hat, Inc.[1,2]	11,511,000	238,163	.82

International Business Machines Corp.	1,600,000	189,648	.65

Other securities		1,382,968	4.73

		5,463,962	18.71

Consumer discretionary — 11.93%

Lowe’s Companies, Inc.	17,326,000	359,515	1.23

Johnson Controls, Inc.	10,949,100	314,020	1.08

Best Buy Co., Inc.	7,920,000	313,632	1.08

Target Corp.	6,490,000	301,720	1.03

Kohl’s Corp.[1]	6,645,000	266,066	.91

Garmin Ltd.	4,770,000	204,347	.70

Other securities		1,723,234	5.90

		3,482,534	11.93

64	American Funds Insurance Series

Growth Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Materials — 9.91%

Newmont Mining Corp.	9,305,000	$485,349	1.66%

Barrick Gold Corp.	10,500,000	477,750	1.64

Potash Corp. of Saskatchewan Inc.	1,900,000	434,283	1.49

K+S AG3	725,000	416,203	1.42

Freeport-McMoRan Copper & Gold Inc.	2,604,500	305,221	1.05

Rio Tinto PLC[3]	1,464,233	179,586	.61

Other securities		595,382	2.04

		2,893,774	9.91

Health care — 7.93%

Roche Holding AG3	2,465,000	443,733	1.52

Gilead Sciences, Inc.[1]	6,600,000	349,470	1.20

Charles River Laboratories International, Inc.[1]	3,135,000	200,389	.69

Stryker Corp.	2,708,437	170,307	.58

Other securities		1,150,457	3.94

		2,314,356	7.93

Financials — 6.72%

Berkshire Hathaway Inc., Class A1	4,011	484,329	1.66

White Mountains Insurance Group, Ltd.	389,800	167,224	.57

Other securities		1,311,839	4.49

		1,963,392	6.72

Industrials — 6.53%

Boeing Co.	3,465,000	227,720	.78

General Electric Co.	7,370,000	196,705	.67

KBR, Inc.	5,397,130	188,414	.65

Other securities		1,294,207	4.43

		1,907,046	6.53

Consumer staples — 5.83%

Philip Morris International Inc.	9,895,000	488,714	1.67

Bunge Ltd.	2,143,600	230,844	.79

Coca-Cola Co.	4,225,000	219,616	.75

Other securities		763,688	2.62

		1,702,862	5.83

Telecommunication services — 1.38%

Sprint Nextel Corp., Series 1	19,500,000	185,250	.63

Other securities		217,875	.75

		403,125	1.38

Utilities — 1.14%

Other securities		333,080	1.14

Miscellaneous — 4.79%

Other common stocks in initial period of acquisition		1,400,029	4.79

Total common stocks (cost: $24,001,159,000)		27,498,179	94.16

65	American Funds Insurance Series

Growth Fund
Convertible securities — 0.12%

	Market	Percent
	value	of net
	(000)	assets
Other — 0.12%

Other securities	$35,436	.12%

Total convertible securities (cost: $39,100,000)	35,436	.12

Bonds, notes & other debt instruments — 0.11%

Other — 0.11%

Other securities	32,916	.11

Total bonds, notes & other debt instruments (cost: $33,012,000)	32,916	.11

Short-term securities — 5.77%

	Principal
	amount
	(000)
Federal Home Loan Bank 1.72%—2.12% due 7/18—11/6/2008	$283,300	282,144	.96

Freddie Mac 2.08%—2.30% due 7/2—11/3/2008	210,396	209,485	.72

Fannie Mae 2.06%—2.37% due 7/16—10/3/2008	190,000	189,507	.65

Coca-Cola Co. 1.98%—2.10% due 7/15—8/5/2008[4]	87,100	86,960	.30

Other securities		916,496	3.14

Total short-term securities (cost: $1,685,216,000)		1,684,592	5.77

Total investment securities (cost: $25,758,487,000)		29,251,123	100.16

Other assets less liabilities		(48,675)	(.16)

Net assets		$29,202,448	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $217,427,000, which represented .74% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

66	American Funds Insurance Series

Growth Fund
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of “Other securities” under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2008, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 6/30/08
	shares	Additions	Reductions	shares	(000)	(000)

Red Hat, Inc.[1]	11,511,000	—	—	11,511,000	—	$238,163

Core Laboratories NV1	1,197,700	—	—	1,197,700	—	170,493

Chipotle Mexican Grill, Inc., Class B1	1,195,200	—	—	1,195,200	—	90,070

Chipotle Mexican Grill, Inc., Class A1	920,000	—	—	920,000	—	76,010

Graco Inc.	3,000,000	661,531	—	3,661,531	$1,150	139,394

Bare Escentuals, Inc.[1]	5,850,000	70,000	—	5,920,000	—	110,882

Digital River, Inc.[1]	2,430,000	195,000	—	2,625,000	—	101,272

Rosetta Resources Inc.[1,4]	2,980,000	—	—	2,980,000	—	84,930

Minerals Technologies Inc.	1,000,000	25,000	—	1,025,000	103	65,180

KGen Power Corp.[1,3,4]	3,166,128	—	—	3,166,128	—	60,948

Heartland Payment Systems, Inc.	1,400,000	1,026,600	—	2,426,600	321	57,268

Blue Nile, Inc.[1]	824,000	219,000	—	1,043,000	—	44,348

DataPath, Inc.[1,3,4]	2,819,968	—	—	2,819,968	—	5,640

Georgia Gulf Corp.[5]	2,224,000	—	1,114,000	1,110,000	267	—

					$1,841	$1,244,598

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,780,670,000, which represented 9.52% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $753,353,000, which represented 2.58% of the net assets of the fund.

[5]	Unaffiliated issuer at 6/30/2008.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements

67	American Funds Insurance Series

International Fund	unaudited
Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Bayer	4.92%	Gazprom	2.16%

Roche	2.75	Nestlé	1.94

Uralkali	2.36	E.ON	1.88

MTN Group	2.23	Novartis	1.71

Eni	2.18	L'Oréal	1.61

Common stocks — 90.86%

		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 17.66%

Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,165,000	$147,873	1.41%

Erste Bank der oesterreichischen Sparkassen AG1	2,165,000	134,005	1.28

UniCredit SpA[1]	21,334,000	130,052	1.24

Mitsubishi Estate Co., Ltd.[1]	4,850,000	110,925	1.06

Banco Santander, SA1	5,700,000	104,066	1.00

AXA SA1	3,126,611	92,211	.88

Banco Bilbao Vizcaya Argentaria, SA1	4,626,000	88,173	.84

OTP Bank PLC[1,2]	2,035,000	84,939	.81

Hana Financial Holdings[1]	1,719,042	66,023	.63

UBS AG1,2	3,079,608	63,872	.61

Other securities		827,837	7.90

		1,849,976	17.66

Materials — 12.28%

Bayer AG, non-registered shares[1]	6,138,023	515,866	4.92

JSC Uralkali (GDR)[1]	2,880,760	209,025
JSC Uralkali (GDR)[1,3]	521,427	37,834	2.36

ArcelorMittal[1]	940,000	92,847	.89

Nitto Denko Corp.[1]	2,085,832	80,049	.76

Linde AG1	552,500	77,506	.74

POSCO[1]	136,900	71,185	.68

Other securities		202,626	1.93

		1,286,938	12.28

Health care — 11.50%

Roche Holding AG1	1,600,268	288,070	2.75

Novartis AG1	3,250,000	178,788	1.71

Merck KgaA[1]	972,655	138,195	1.32

Novo Nordisk A/S, Class B1	1,817,208	119,829	1.14

Teva Pharmaceutical Industries Ltd. (ADR)	2,150,000	98,470	.94

Zentiva NV1	1,112,000	81,629	.78

Richter Gedeon NYRT[1]	307,000	66,336	.63

Other securities		233,456	2.23

		1,204,773	11.50

Telecommunication services — 8.54%

MTN Group Ltd.[1]	14,702,800	233,385	2.23

Singapore Telecommunications Ltd.[1]	45,300,330	120,917	1.15

Telenor ASA[1]	5,545,000	104,096	.99

América Móvil, SAB de CV, Series L (ADR)	1,732,500	91,390	.87

Other securities		345,364	3.30

		895,152	8.54

68	American Funds Insurance Series

International Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Consumer discretionary — 8.00%

Industria de Diseno Textil, SA1	3,216,832	$147,961	1.41%

Burberry Group PLC[1]	10,667,101	95,805	.91

Marks and Spencer Group PLC[1]	14,618,000	95,495	.91

Esprit Holdings Ltd.[1]	6,505,900	67,718	.65

Honda Motor Co., Ltd.[1]	691,000	23,551	.23

Other securities		407,666	3.89

		838,196	8.00

Energy — 7.06%

Eni SpA[1]	6,135,000	228,590	2.18

OAO Gazprom (ADR)[1]	3,904,000	225,989	2.16

Sasol Ltd.[1]	1,057,663	62,574	.60

Other securities		222,442	2.12

		739,595	7.06

Industrials — 6.36%

Siemens AG1	1,411,000	156,341	1.49

Samsung Engineering Co., Ltd.[1]	1,455,000	108,669	1.04

Ryanair Holdings PLC (ADR)[2]	3,311,400	94,938	.90

SMC Corp.[1]	816,100	89,744	.86

Other securities		217,184	2.07

		666,876	6.36

Information technology — 6.23%

Murata Manufacturing Co., Ltd.[1]	1,737,500	82,559	.79

Taiwan Semiconductor Manufacturing Co. Ltd.[1,2]	27,444,695	58,699
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)[2]	1,888,714	20,606	.76

Other securities		490,882	4.68

		652,746	6.23

Consumer staples — 5.40%

Nestlé SA1	4,485,800	202,847	1.94

L’Oréal SA1	1,552,500	168,738	1.61

Other securities		194,077	1.85

		565,662	5.40

Utilities — 3.40%

E.ON AG1	975,100	196,482	1.88

Veolia Environnement[1]	1,622,025	90,426	.86

Other securities		69,243	.66

		356,151	3.40

Miscellaneous — 4.43%

Other common stocks in initial period of acquisition		463,851	4.43

Total common stocks (cost: $8,632,607,000)		9,519,916	90.86

69	American Funds Insurance Series

International Fund
Short-term securities — 8.64%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

American Honda Finance Corp. 2.03%—2.15% due 7/2—8/8/2008	$89,650	$89,510	.86%

Federal Home Loan Bank 2.20%—2.52% due 7/24—8/22/2008	87,300	87,140	.83

Freddie Mac 2.10%—2.17% due 7/3—8/18/2008	63,367	63,234	.60

Siemens Capital Co. LLC 2.02% due 8/7/2008[3]	35,500	35,403	.34

Novartis Finance Corp. 2.20%—2.30% due 7/30—8/14/2008[3]	31,300	31,220	.30

Other securities		598,126	5.71

Total short-term securities (cost: $904,721,000)		904,633	8.64

Total investment securities (cost: $9,537,328,000)		10,424,549	99.50

Other assets less liabilities		52,629	.50

Net assets		$10,477,178	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $7,834,000, which represented .07% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $8,800,369,000, which represented 84.00% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $451,234,000, which represented 4.31% of the net assets of the fund.
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
See Notes to Financial Statements

70	American Funds Insurance Series

New World Fund	unaudited
Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Petróleo Brasileiro — Petrobras	2.28%	Tesco	1.30%

Uralkali	1.92	Vodafone	1.17

Nokia	1.38	Gazprom	1.16

Amil Participações	1.35	Krka	1.15

IOI	1.32	Novo Nordisk	1.11

Common stocks — 78.82%

		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 11.16%

Amil Participações SA, ordinary nominative	3,070,810	$28,109	1.35%

Banco Santander, SA1	1,060,000	19,352	.93

PT Bank Rakyat Indonesia (Persero) Tbk[1]	31,647,650	17,599	.85

Bank Muscat (SAOG) (GDR)[1]	826,137	15,068	.72

FirstRand Ltd.[1]	8,726,500	14,812	.71

Other securities		137,278	6.60

		232,218	11.16

Consumer staples — 10.80%

IOI Corp. Bhd.[1]	12,003,250	27,436	1.32

Tesco PLC[1]	3,683,418	27,057	1.30

Fomento Económico Mexicano, SAB de CV (ADR)	341,900	15,560	.75

Nestlé SA1	315,000	14,244	.69

Wal-Mart de México, SAB de CV, Series V (ADR)[1]	278,000	11,023
Wal-Mart de México, SAB de CV, Series V	705,000	2,796	.66

Other securities		126,515	6.08

		224,631	10.80

Industrials — 9.29%

Enka Insaat ve Sanayi AS1	1,936,666	22,387	1.07

Murray & Roberts Holdings Ltd.[1]	1,942,000	21,647	1.04

Boart Longyear Ltd.[1]	8,450,000	18,040	.87

Suzlon Energy Ltd.[1,2]	3,221,400	16,209	.78

Schneider Electric SA1	142,050	15,320	.74

Other securities		99,731	4.79

		193,334	9.29

Materials — 8.78%

JSC Uralkali (GDR)[1]	508,616	36,905
JSC Uralkali (GDR)[1,3]	40,423	2,933	1.92

Votorantim Celulose e Papel SA, preferred nominative (ADR)	820,000	21,902	1.05

Anglo American PLC[1]	241,850	16,946	.81

Israel Chemicals Ltd.[1]	715,000	16,543	.79

First Quantum Minerals Ltd.	198,000	13,680	.66

Other securities		73,763	3.55

		182,672	8.78

Energy — 8.58%

Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	495,200	35,075
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	212,000	12,285	2.28

OAO Gazprom (ADR)[1]	417,500	24,168	1.16

Saipem SpA, Class S1	466,000	21,842	1.05

Tenaris SA (ADR)	238,000	17,731	.85

Other securities		67,374	3.24

		178,475	8.58

71	American Funds Insurance Series

New World Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Consumer discretionary — 8.47%

Toyota Motor Corp.[1]	414,100	$19,512	.94%

Kuoni Reisen Holding AG, Class B1	31,150	14,963	.72

Honda Motor Co., Ltd.[1]	435,000	14,826	.71

Central European Media Enterprises Ltd., Class A2	141,600	12,819	.62

Other securities		113,978	5.48

		176,098	8.47

Information technology — 6.58%

Nokia Corp.[1]	598,600	14,672
Nokia Corp. (ADR)	568,700	13,933	1.38

Google Inc., Class A2	35,000	18,425	.88

High Tech Computer Corp.[1]	790,000	17,674	.85

Samsung Electronics Co., Ltd.[1]	27,100	16,209	.78

Other securities		55,874	2.69

		136,787	6.58

Telecommunication services — 6.34%

Vodafone Group PLC[1]	8,265,000	24,361	1.17

Cellcom Israel Ltd.	660,938	22,611	1.09

Telekomunikacja Polska SA1	2,288,400	22,295	1.07

Partner Communications Co. Ltd.[1]	721,500	17,188
Partner Communications Co. Ltd. (ADR)	10,000	237	.84

América Móvil, SAB de CV, Series L (ADR)	310,000	16,352	.78

Other securities		28,837	1.39

		131,881	6.34

Health care — 3.11%

Krka, dd, Novo mesto[1]	168,640	23,868	1.15

Novo Nordisk A/S, Class B1	350,320	23,101	1.11

Other securities		17,620	.85

		64,589	3.11

Utilities — 1.47%

Other securities		30,680	1.47

Miscellaneous — 4.24%

Other common stocks in initial period of acquisition		88,189	4.24

Total common stocks (cost: $1,298,608,000)		1,639,554	78.82

72	American Funds Insurance Series

New World Fund
Bonds, notes & other debt instruments — 6.51%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Bonds & notes of governments outside the U.S. — 6.04%

Brazil (Federal Republic of) Global:
12.50% 2016	BRL1,500	$940
6.00%—11.00% 2010—2040[4]	$12,034	14,866
Brazilian Treasury Bill 6.00% 2010—2045[1,5]	BRL15,182	8,843
Brazil (Federal Republic of) 10.00% 2014—2017[1]	13,100	6,544	1.50%

Other securities		94,420	4.54

		125,613	6.04

Other — 0.47%

Gaz Capital SA 6.51% 2022[3]	$600	540	.02

Other securities		9,334	.45

		9,874	.47

Total bonds, notes & other debt instruments (cost: $128,738,000)		135,487	6.51

Short-term securities — 15.01%

Federal Home Loan Bank 2.215%—2.26% due 8/20—8/22/2008	42,600	42,469	2.04

Freddie Mac 2.075%—2.08% due 8/26—9/15/2008	29,300	29,184	1.40

Fannie Mae 1.86%—2.37% due 9/17/2008	25,900	25,786	1.24

AstraZeneca PLC 3.05% due 8/5/2008[3]	23,000	22,942	1.10

Eksportfinans ASA 2.30%—2.50% due 7/9—7/15/2008[3]	20,700	20,684	1.00

U.S. Treasury Bills 1.533% due 9/18/2008	19,600	19,523	.94

Barton Capital LLC 2.47% due 7/9/2008[3]	15,000	14,991	.72

Westpac Banking Corp. 2.43% due 7/17/2008[3]	13,800	13,783	.66

Liberty Street Funding Corp. 2.75% due 7/1/2008[3]	13,500	13,499	.65

Procter & Gamble International Funding S.C.A. 2.22% due 8/19/2008[3]	12,400	12,354	.60

American Honda Finance Corp. 2.12% due 7/16/2008	9,400	9,391	.45

Other securities		87,498	4.21

Total short-term securities (cost: $312,114,000)		312,104	15.01

Total investment securities (cost: $1,739,460,000)		2,087,145	100.34

Other assets less liabilities		(7,112)	(.34)

Net assets		$2,080,033	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with market value of $4,225,000, which represented .20% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,137,798,000, which represented 54.70% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $214,619,000, which represented 10.32% of the net assets of the fund.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[5]	Index-linked bond whose principal amount moves with a government retail price index.
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian Reais
See Notes to Financial Statements

73	American Funds Insurance Series

Blue Chip Income and Growth Fund	unaudited
Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Hewlett-Packard	4.44%	IBM	3.14%

Schlumberger	4.38	Citigroup	2.82

Lowe’s	3.86	Aetna	2.68

Microsoft	3.52	Merck	2.41

General Electric	3.28	AT&T	2.30

Common stocks — 92.74%

		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 20.85%

Hewlett-Packard Co.	3,800,000	$167,998	4.44%

Microsoft Corp.	4,830,000	132,873	3.52

International Business Machines Corp.	1,000,000	118,530	3.14

Oracle Corp.[1]	3,350,000	70,350	1.86

Nokia Corp. (ADR)	2,675,000	65,538	1.73

Intel Corp.	2,200,000	47,256	1.25

Texas Instruments Inc.	1,532,116	43,144	1.14

Cisco Systems, Inc.[1]	1,650,000	38,379	1.02

Yahoo! Inc.[1]	1,590,000	32,849	.87

Other securities		71,322	1.88

		788,239	20.85

Health care — 15.31%

Aetna Inc.	2,500,000	101,325	2.68

Merck & Co., Inc.	2,415,000	91,021	2.41

Abbott Laboratories	1,000,000	52,970	1.40

Eli Lilly and Co.	1,125,000	51,930	1.37

UnitedHealth Group Inc.	1,900,000	49,875	1.32

Amgen Inc.[1]	975,000	45,981	1.22

Cardinal Health, Inc.	830,000	42,811	1.13

AstraZeneca PLC (ADR)	975,000	41,467	1.10

Pfizer Inc	1,900,000	33,193	.88

Medtronic, Inc.	550,000	28,463	.75

Other securities		39,747	1.05

		578,783	15.31

Industrials — 11.87%

General Electric Co.	4,650,000	124,108	3.28

United Technologies Corp.	760,000	46,892	1.24

United Parcel Service, Inc., Class B	750,000	46,102	1.22

Norfolk Southern Corp.	592,800	37,151	.98

Illinois Tool Works Inc.	650,000	30,882	.82

Rockwell Automation	600,000	26,238	.69

Other securities		137,182	3.64

		448,555	11.87

Financials — 11.60%

Citigroup Inc.	6,210,000	104,080	2.75

Bank of America Corp.	3,450,000	82,351	2.18

American International Group, Inc.	2,313,000	61,202	1.62

Fannie Mae	2,785,800	54,351	1.44

JPMorgan Chase & Co.	1,300,000	44,603	1.18

Capital One Financial Corp.	900,000	34,209	.91

Freddie Mac	1,209,100	19,829	.52

Other securities		37,948	1.00

		438,573	11.60

74	American Funds Insurance Series

Blue Chip Income and Growth Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Consumer discretionary — 9.90%

Lowe’s Companies, Inc.	7,040,000	$146,080	3.86%

Target Corp.	1,100,000	51,139	1.35

Leggett & Platt, Inc.	2,000,000	33,540	.89

Harley-Davidson, Inc.	860,000	31,183	.82

Other securities		112,407	2.98

		374,349	9.90

Energy — 8.71%

Schlumberger Ltd.	1,540,000	165,442	4.38

Royal Dutch Shell PLC, Class A (ADR)	800,000	65,368	1.73

ConocoPhillips	300,000	28,317	.75

EOG Resources, Inc.	200,000	26,240	.69

Other securities		43,815	1.16

		329,182	8.71

Consumer staples — 7.24%

Walgreen Co.	2,055,000	66,808	1.77

Wal-Mart Stores, Inc.	1,100,000	61,820	1.64

PepsiCo, Inc.	650,000	41,333	1.09

Kimberly-Clark Corp.	555,000	33,178	.88

Kellogg Co.	592,000	28,428	.75

Other securities		42,157	1.11

		273,724	7.24

Telecommunication services — 3.64%

AT&T Inc.	2,581,250	86,962	2.30

Other securities		50,535	1.34

		137,497	3.64

Utilities — 1.46%

FPL Group, Inc.	400,000	26,232	.69

Other securities		29,129	.77

		55,361	1.46

Other — 0.82%

Other securities		30,859	.82

Miscellaneous — 1.34%

Other common stocks in initial period of acquisition		50,423	1.34

Total common stocks (cost: $3,756,208,000)		3,505,545	92.74

Rights & warrants — 0.00%

Other — 0.00%

Other securities	23	.00

Total rights & warrants (cost: $230,000)	23	.00

75	American Funds Insurance Series

Blue Chip Income and Growth Fund
Convertible securities — 0.61%

		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 0.22%

Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	60,000	$2,740	.07%

Other securities		5,619	.15

		8,359	.22
Miscellaneous — 0.39%

Other convertible securities in initial period of acquisition		14,522	.39

Total convertible securities (cost: $27,766,000)		22,881	.61

Bonds, notes & other debt instruments — 0.01%

Other — 0.01%

Other securities	233	.01

Total bonds, notes & other debt instruments (cost: $244,000)	233	.01

Short-term securities — 6.81%

	Principal
	amount
	(000)

Procter & Gamble International Funding S.C.A. 2.00%—2.27% due 7/18—9/17/2008[4]	$45,800	45,690	1.21

Honeywell International Inc. 2.07%—2.08% due 7/10—7/29/2008[4]	40,100	40,031	1.06

Freddie Mac 2.06%—2.30% due 7/3—9/15/2008	34,300	34,174	.90

Federal Home Loan Bank 2.06%—2.22% due 7/16—9/22/2008	31,100	31,013	.82

Wal-Mart Stores Inc. 1.90% due 9/30/2008[4]	15,200	15,090	.40

Kimberly-Clark Worldwide Inc. 2.10% due 8/11/2008[4]	9,000	8,972	.24

Abbott Laboratories 2.10% due 7/30/2008[4]	8,000	7,986	.21

Jupiter Securitization Co., LLC 2.70% due 7/1/2008[4]	7,600	7,599	.20

Pfizer Inc 2.11% due 7/28/2008[4]	6,300	6,290	.17

Other securities		60,778	1.60

Total short-term securities (cost: $257,677,000)		257,623	6.81

Total investment securities (cost: $4,042,125,000)		3,786,305	100.17

Other assets less liabilities		(6,408)	(.17)

Net assets		$3,779,897	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $10,393,000, which represented .27% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $3,000,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $12,212,000, which represented .32% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $158,820,000, which represented 4.20% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements

76	American Funds Insurance Series

Global Growth and Income Fund	unaudited
Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Microsoft	3.28%	Telekomunikacja Polska	1.65%

Yamana Gold	2.82	IBM	1.63

Vodafone	1.88	Google	1.56

Newmont Mining	1.77	China National Offshore Oil	1.47

AT&T	1.75	National City Corp.	1.32

Common stocks — 84.11%

		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 15.86%

Citigroup Inc.	1,754,000	$29,397	1.24%

Banco Santander, SA1	1,240,000	22,639	.96

Fannie Mae	1,050,000	20,486	.87

AEON Credit Service (Asia) Co. Ltd.[1]	1,400,000	17,535	.74

Industrial and Commercial Bank of China Ltd., Class H1	24,137,000	16,459	.70

National City Corp.	693,986	3,310

National City Corp.[2]	645,000	3,077	.27

ING Groep NV, depository receipts[1]	200,000	6,324	.27

Other securities		254,992	10.81

		374,219	15.86

Information technology — 13.40%

Microsoft Corp.	2,810,000	77,303	3.28

International Business Machines Corp.	325,000	38,522	1.63

Google Inc., Class A3	70,000	36,850	1.56

Novellus Systems, Inc.[3]	1,000,000	21,190	.90

Micron Technology, Inc.[3]	3,500,000	21,000	.89

Yahoo! Inc.[3]	868,000	17,933	.76

Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)[3]	1,610,103	17,566	.74

Other securities		85,883	3.64

		316,247	13.40

Materials — 12.41%

Yamana Gold Inc.	4,000,000	66,627	2.82

Newmont Mining Corp.	800,000	41,728	1.77

Barrick Gold Corp.	650,000	29,575	1.25

MeadWestvaco Corp.	1,150,000	27,416	1.16

Evraz Group SA (GDR)[1]	180,000	20,947	.89

Bayer AG, non-registered shares[1]	218,500	18,364	.78

Impala Platinum Holdings Ltd.[1]	410,000	16,204	.69

Anglo American PLC[1]	220,575	15,455	.66

Other securities		56,407	2.39

		292,723	12.41

Telecommunication services — 9.70%

Vodafone Group PLC[1]	14,049,000	41,409

Vodafone Group PLC (ADR)	100,000	2,946	1.88

AT&T Inc.	1,223,000	41,203	1.75

Telekomunikacja Polska SA1	3,983,800	38,813	1.65

Koninklijke KPN NV1	1,282,000	21,929	.93

Chunghwa Telecom Co., Ltd. (ADR)	625,000	15,856	.67

Other securities		66,609	2.82

		228,765	9.70

77	American Funds Insurance Series

Global Growth and Income Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Consumer discretionary — 9.11%

Carnival Corp., units	500,000	$16,480	.70%

Toyota Motor Corp.[1]	328,000	15,455	.65

Honda Motor Co., Ltd.[1]	449,000	15,303	.65

Other securities		167,674	7.11

		214,912	9.11

Industrials — 7.72%

Schneider Electric SA1	256,000	27,610	1.17

ALSTOM SA1	100,000	22,941	.97

General Electric Co.	811,000	21,646	.92

Other securities		109,924	4.66

		182,121	7.72

Energy — 6.42%

China National Offshore Oil Corp.[1]	20,000,000	34,691	1.47

OAO Gazprom (ADR)[1]	350,000	20,260	.86

Saipem SpA, Class S1	392,000	18,374	.78

Oil and Gas Development Co. Ltd.[1]	9,939,000	17,657	.75

Other securities		60,472	2.56

		151,454	6.42

Health care — 4.22%

Elan Corp., PLC (ADR)[3]	576,100	20,480	.87

UCB SA1	500,000	18,401	.78

Other securities		60,609	2.57

		99,490	4.22

Consumer staples — 3.45%

Shoppers Drug Mart Corp.	306,500	16,824	.71

Other securities		64,685	2.74

		81,509	3.45

Utilities — 1.82%

Other securities		42,913	1.82

Total common stocks (cost: $2,154,938,000)		1,984,353	84.11

Preferred stocks — 0.23%

Other — 0.23%

Other securities	5,336	.23

Total preferred stocks (cost: $5,510,000)	5,336	.23

78	American Funds Insurance Series

Global Growth and Income Fund
Convertible securities — 1.05%

		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 1.05%

National City Corp., Series G, 0% noncumulative convertible preferred[1,2]	274	$24,833	1.05%

Total convertible securities (cost: $27,400,000)		24,833	1.05

Bonds, notes & other debt instruments — 2.85%

Other — 2.85%

Other securities	67,146	2.85

Total bonds, notes & other debt instruments (cost: $65,272,000)	67,146	2.85

Short-term securities — 12.10%

	Principal
	amount
	(000)

AstraZeneca PLC 2.92%—3.05% due 8/22—8/26/2008[4]	$43,800	43,619	1.85

Fannie Mae 1.86% due 9/17/2008	25,700	25,587	1.08

Freddie Mac 2.13% due 9/29—11/21/2008	23,640	23,440	.99

ING (U.S.) Funding LLC 2.57% due 8/22/2008	23,000	22,908	.97

AT&T Inc. 2.34% due 9/9/2008[4]	18,900	18,798	.80

Procter & Gamble International Funding S.C.A. 2.22% due 8/19/2008[4]	17,700	17,634	.75

Eksportfinans ASA 2.35% due 7/1/2008[4]	17,400	17,399	.74

Federal Home Loan Bank 2.28% due 9/5/2008	17,400	17,338	.73

Barton Capital LLC 2.47% due 7/9/2008[4]	16,600	16,590	.70

Jupiter Securitization Co., LLC 2.47% due 7/18/2008[4]	16,200	16,180	.69

Bank of America Corp. 2.52% due 8/1/2008	15,700	15,665	.66

Other securities		50,402	2.14

Total short-term securities (cost: $285,590,000)		285,560	12.10

Total investment securities (cost: $2,538,710,000)		2,367,228	100.34

Other assets less liabilities		(7,919)	(.34)

Net assets		$2,359,309	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,038,734,000, which represented 44.03% of the net assets of the fund.

[2]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

			Market
	Acquisition	Cost	value	Percent of
	date	(000)	(000)	net assets

National City Corp., Series G, 0% noncumulative convertible preferred	4/21/2008	$27,400	$24,833	1.05%

National City Corp.	4/21/2008	3,225	3,077	.13

Other restricted securities		10,154	5,836	.25

Total restricted securities		$40,779	$33,746	1.43%

[3]	Security did not produce income during the last 12 months.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $163,489,000, which represented 6.93% of the net assets of the fund.
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
See Notes to Financial Statements

79	American Funds Insurance Series

Growth-Income Fund	unaudited
Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Schlumberger	2.40%	Cisco Systems	1.60%

Oracle	2.37	Yahoo	1.56

Microsoft	2.08	Intel	1.52

General Electric	1.80	Hewlett-Packard	1.48

Citigroup	1.75	Lowe's	1.41

Common stocks — 89.59%

		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 21.39%

Oracle Corp.[1]	29,305,000	$615,405	2.37%

Microsoft Corp.	19,705,000	542,085	2.08

Cisco Systems, Inc.[1]	17,940,000	417,284	1.60

Yahoo! Inc.[1]	19,596,800	404,870	1.56

Intel Corp.	18,400,000	395,232	1.52

Hewlett-Packard Co.	8,710,000	385,069	1.48

Google Inc., Class A1	648,600	341,436	1.31

International Business Machines Corp.	2,835,000	336,033	1.29

Flextronics International Ltd.[1]	26,835,336	252,252	.97

SAP AG2	3,989,874	208,691	.80

Nokia Corp.[2]	6,080,000	149,026	.57

Other securities		1,520,020	5.84

		5,567,403	21.39

Industrials — 10.15%

General Electric Co.	17,550,000	468,410	1.80

United Technologies Corp.	4,075,000	251,427	.97

United Parcel Service, Inc., Class B	3,800,000	233,586	.90

Norfolk Southern Corp.	3,584,500	224,641	.86

General Dynamics Corp.	2,100,000	176,820	.68

Avery Dennison Corp.	3,955,000	173,743	.67

Other securities		1,113,558	4.27

		2,642,185	10.15

Financials — 9.63%

Citigroup Inc.	22,353,300	374,641	1.44

American International Group, Inc.	13,650,000	361,179	1.39

Bank of America Corp.	11,355,000	271,044	1.04

Fannie Mae	10,853,500	211,752	.81

JPMorgan Chase & Co.	4,147,900	142,314	.55

Freddie Mac	3,666,450	60,130	.23

Other securities		1,084,877	4.17

		2,505,937	9.63

Energy — 9.45%

Schlumberger Ltd.	5,825,000	625,780	2.40

Chevron Corp.	2,563,200	254,090	.98

Halliburton Co.	4,280,000	227,140	.87

Marathon Oil Corp.	4,325,000	224,338	.86

Baker Hughes Inc.	2,565,000	224,027	.86

ConocoPhillips	2,225,000	210,018	.81

Royal Dutch Shell PLC, Class A (ADR)	2,000,000	163,420	.63

Devon Energy Corp.	1,340,000	161,014	.62

Other securities		368,061	1.42

		2,457,888	9.45

80	American Funds Insurance Series

Growth-Income Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Health care — 9.40%

Roche Holding AG2	1,532,460	$275,864	1.06%

Aetna Inc.	5,900,000	239,127	.92

Cardinal Health, Inc.	4,450,000	229,531	.88

Abbott Laboratories	4,025,000	213,204	.82

Medtronic, Inc.	4,000,000	207,000	.79

Amgen Inc.[1]	4,168,900	196,605	.76

Other securities		1,085,232	4.17

		2,446,563	9.40

Consumer discretionary — 9.04%

Lowe’s Companies, Inc.	17,710,000	367,483	1.41

Time Warner Inc.	18,450,000	273,060	1.05

Target Corp.	5,760,700	267,815	1.03

Best Buy Co., Inc.	4,009,700	158,784	.61

Other securities		1,285,585	4.94

		2,352,727	9.04

Consumer staples — 6.75%

PepsiCo, Inc.	5,250,000	333,848	1.28

Molson Coors Brewing Co., Class B	4,430,000	240,682	.93

Avon Products, Inc.	5,470,000	197,029	.76

Other securities		984,707	3.78

		1,756,266	6.75

Materials — 5.65%

Air Products and Chemicals, Inc.	2,810,000	277,797	1.07

USX Corp.	1,225,000	226,355	.87

Other securities		964,980	3.71

		1,469,132	5.65

Telecommunication services — 2.76%

Sprint Nextel Corp., Series 1	22,095,000	209,902	.81

AT&T Inc.	2,000,000	67,380	.26

Other securities		441,301	1.69

		718,583	2.76

Utilities — 1.92%

Exelon Corp.	2,235,765	201,129	.77

Other securities		299,365	1.15

		500,494	1.92

Miscellaneous — 3.45%

Other common stocks in initial period of acquisition		898,865	3.45

Total common stocks (cost: $22,609,321,000)		23,316,043	89.59

Rights & warrants — 0.00%

Financials — 0.00%

Other securities	604	.00

Total rights & warrants (cost: $6,131,000)	604	.00

81	American Funds Insurance Series

Growth-Income Fund
Convertible securities — 0.35%

		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 0.31%

Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	1,777,000	$81,165	.31%

		81,165	.31

Miscellaneous — 0.04%

Other convertible securities in initial period of acquisition		9,068	.04

Total convertible securities (cost: $100,321,000)		90,233	.35

Bonds, notes & other debt instruments— 0.05%

Consumer discretionary — 0.05%

Other securities	12,768	.05

Total bonds, notes & other debt instruments (cost: $12,642,000)	12,768	.05

Short-term securities — 9.57%

	Principal
	amount
	(000)

Freddie Mac 2.06%—2.25% due 7/3—11/3/2008	$374,114	372,673	1.43

Variable Funding Capital Corp. 2.53%—2.87% due 7/3—9/22/2008[4]	232,000	231,100	.89

Fannie Mae 2.07%—2.215% due 7/16—10/31/2008	206,736	205,957	.79

AT&T Inc. 2.10%—2.24% due 7/11—8/29/2008[4]	195,100	194,722	.75

United Parcel Service Inc. 2.07%—2.15% due 8/11—10/31/2008[4]	100,000	99,498	.38

Abbott Laboratories 1.95%—2.10% due 7/14—7/30/2008[4]	97,000	96,897	.37

Park Avenue Receivables Co., LLC 2.65%—2.72% due 8/5—8/6/2008[4]	87,500	87,265	.34

Bank of America Corp. 2.55% due 8/12/2008	68,300	68,079	.26

Enterprise Funding Corp. LLC 2.55%—2.73% due 7/1—9/18/2008[4]	57,500	57,148	.22

Jupiter Securitization Co., LLC 2.50%—2.70% due 7/1/2008[4]	51,900	51,896	.20

Ciesco LLC 2.68% due 8/14/2008[4]	50,600	50,418	.19

Chevron Funding Corp. 2.07% due 7/2/2008	50,000	49,994	.19

IBM Capital Inc. 2.25% due 9/18/2008[4]	43,550	43,280	.17

Edison Asset Securitization LLC 2.43% due 8/29/2008[4]	7,500	7,463	.03

Other securities		875,652	3.36

Total short-term securities (cost: $2,492,618,000)		2,492,042	9.57

Total investment securities (cost: $25,221,033,000)		25,911,690	99.56

Other assets less liabilities		113,505	.44

Net assets		$26,025,195	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed. “Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,430,185,000, which represented 9.34% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $88,850,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $149,211,000, which represented .57% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,491,528,000, which represented 5.73% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements

82	American Funds Insurance Series

Asset Allocation Fund	unaudited
Summary investment portfolio June 30, 2008

Largest individual equity securities	Percent of net assets		Percent of net assets
Suncor	2.49%	Boeing	1.25%

Schlumberger	2.34	Sprint Nextel	1.24

BHP Billiton	2.00	Philip Morris International	1.23

Chevron	1.70	Newmont Mining	1.22

Medtronic	1.26	IBM	1.16

Common stocks — 63.21%

		Market	Percent
		value	of net
	Shares	(000)	assets
Energy — 13.15%

Suncor Energy Inc.	3,943,618	$229,289	2.49%

Schlumberger Ltd.	2,009,800	215,913	2.34

Chevron Corp.	1,584,328	157,054	1.70

Rosetta Resources Inc.[1,2,3]	2,970,000	84,645	.92

Smith International, Inc.	1,000,000	83,140	.90

Petro-Canada	1,400,000	78,525	.85

Arch Coal, Inc.	1,000,000	75,030	.81

Marathon Oil Corp.	1,200,000	62,244	.68

Other securities		226,484	2.46

		1,212,324	13.15

Health care — 9.13%

Medtronic, Inc.	2,250,000	116,438	1.26

Wyeth	2,100,000	100,716	1.09

Johnson & Johnson	1,500,000	96,510	1.05

Amgen Inc.[1]	1,800,000	84,888	.92

Abbott Laboratories	1,400,000	74,158	.80

United Therapeutics Corp.[1]	750,000	73,312	.80

Endo Pharmaceuticals Holdings Inc.[1]	2,500,000	60,475	.66

Other securities		235,415	2.55

		841,912	9.13

Information technology — 8.12%

International Business Machines Corp.	900,000	106,677	1.16

Microsoft Corp.	3,050,000	83,905	.91

Nokia Corp. (ADR)	3,287,400	80,541	.87

Cisco Systems, Inc.[1]	3,400,000	79,084	.86

Yahoo! Inc.[1]	3,800,000	78,508	.85

Hewlett-Packard Co.	1,500,000	66,315	.72

Oracle Corp.[1]	3,000,000	63,000	.69

Other securities		190,248	2.06

		748,278	8.12

Materials — 5.51%

BHP Billiton Ltd.[4]	4,340,000	184,819	2.00

Newmont Mining Corp.	2,165,000	112,926	1.22

Rio Tinto PLC[4]	732,789	89,876	.98

Other securities		120,867	1.31

		508,488	5.51

Financials — 5.33%

Fannie Mae	4,057,700	79,166	.86

JPMorgan Chase & Co.	1,500,000	51,465	.56

Freddie Mac	1,250,300	20,505	.22

Other securities		340,265	3.69

		491,401	5.33

83	American Funds Insurance Series

Asset Allocation Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Industrials — 5.02%

Boeing Co.	1,750,000	$115,010	1.25%

Deere & Co.	1,200,000	86,556	.94

Mitsubishi Corp.[4]	2,000,000	65,923	.71

General Electric Co.	2,250,000	60,053	.65

Raytheon Co.	1,040,000	58,531	.63

Other securities		77,117	.84

		463,190	5.02

Consumer discretionary — 4.81%

Lowe’s Companies, Inc.	3,810,000	79,057	.86

Johnson Controls, Inc.	2,400,000	68,832	.75

Best Buy Co., Inc.	1,705,350	67,532	.73

Other securities		228,321	2.47

		443,742	4.81

Telecommunication services — 3.83%

Sprint Nextel Corp., Series 1	12,000,000	114,000	1.24

AT&T Inc.	2,700,000	90,963	.98

Vodafone Group PLC[4]	20,000,000	58,949	.64

Other securities		89,372	.97

		353,284	3.83

Consumer staples — 3.64%

Philip Morris International Inc.	2,300,000	113,597	1.23

Coca-Cola Co.	1,400,000	72,772	.79

PepsiCo, Inc.	1,000,000	63,590	.69

Other securities		85,356	.93

		335,315	3.64

Utilities — 1.03%

Reliant Energy, Inc.[1]	3,250,000	69,127	.75

Other securities		25,786	.28

		94,913	1.03

Miscellaneous — 3.64%

Other common stocks in initial period of acquisition		336,013	3.64

Total common stocks (cost: $5,113,048,000)		5,828,860	63.21

Preferred stocks — 0.25%

Other — 0.25%

Other securities	23,321	.25

Total preferred stocks (cost: $27,274,000)	23,321	.25

84	American Funds Insurance Series

Asset Allocation Fund
Rights & warrants — 0.00%

	Market	Percent
	value	of net
	(000)	assets
Other — 0.00%

Other securities	—	.00%

Total rights & warrants (cost: $117,000)	—	.00

Convertible securities — 0.46%

Other — 0.46%

Other securities	$42,596	.46

Total convertible securities (cost: $47,000,000)	42,596	.46

Bonds, notes & other debt instruments — 21.63%

	Principal
	amount
	(000)
Mortgage-backed obligations[5] — 6.09%

Fannie Mae 0%—7.00% 2009—2047[4]	$159,508	158,817	1.72

Freddie Mac 5.00%—7.50% 2016—2038[6]	113,912	113,906	1.24

Other securities		288,653	3.13

		561,376	6.09

Bonds & notes of U.S. government & government agencies — 5.73%

U.S. Treasury:
3.875% 2010	164,000	168,299
4.875% 2012	65,000	69,078
3.375%—9.25% 2008—2036	151,500	166,920	4.39

Fannie Mae 5.25%—7.25% 2012—2030	60,375	65,582	.71

Freddie Mac 4.875%—5.25% 2008—2011	31,170	32,519	.35

Federal Home Loan Bank 5.125%—5.625% 2013—2016	23,375	23,451	.25

Other securities		2,740	.03

		528,589	5.73

Financials — 1.86%

JPMorgan Chase Bank NA 6.00% 2017	3,500	3,406

JPMorgan Chase Capital XXII, Series V, 6.45% 2087[6]	2,560	2,201	.06

Other securities		165,391	1.80

		170,998	1.86

Consumer discretionary — 1.78%

Other securities		164,476	1.78

Telecommunication services — 0.77%

SBC Communications Inc. 4.125%—5.10% 2009—2014	3,375	3,357
BellSouth Corp. 4.20% 2009	3,000	3,007
AT&T Corp. 8.00% 2031[6]	2,000	2,303	.09

Sprint Nextel Corp. 6.00%—8.75% 2016—2032	6,540	5,925
Nextel Communications, Inc., Series F, 5.95% 2014	2,800	2,250	.09

Other securities		54,094	.59

		70,936	.77

85	American Funds Insurance Series

Asset Allocation Fund
Bonds, notes & other debt instruments

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Health care — 0.76%

Abbott Laboratories 5.60% 2017	$1,935	$1,955	.02%
Other securities		67,865	.74

		69,820	.76

Other — 4.64%

Other securities		427,816	4.64

Total bonds, notes & other debt instruments (cost: $2,083,909,000)		1,994,011	21.63

Short-term securities — 14.46%

Federal Home Loan Bank 2.10%—2.43% due 7/28—9/19/2008	153,571	153,012	1.66

Freddie Mac 2.02%—2.095% due 7/9—11/7/2008	126,100	125,600	1.36

Procter & Gamble International Funding S.C.A. 2.18%—2.25% due 8/11—9/12/2008[7]	111,800	111,277	1.21

Wal-Mart Stores Inc. 2.05%—2.08% due 12/9—12/16/2008[7]	100,800	99,396	1.08

Pfizer Inc 1.95%—2.28% due 9/12—9/26/2008[7]	65,000	64,579	.70

AT&T Inc. 2.10%—2.25% due 7/10—7/28/2008[7]	63,100	63,021	.68

Coca-Cola Co. 2.06%—2.20% due 7/18—8/19/2008[7]	61,800	61,657	.67

U.S. Treasury Bills 1.48%—1.638% due 8/7—9/18/2008	60,000	59,791	.65

Fannie Mae 1.70%—2.36% due 8/18—9/10/2008	54,300	54,113	.59

Johnson & Johnson 2.05%—2.10% due 8/5—8/26/2008[7]	49,000	48,853	.53

IBM Corp. 2.16% due 8/19/2008[7]	25,000	24,906

IBM Capital Inc. 2.15% due 9/10/2008[7]	21,500	21,382	.50

Jupiter Securitization Co., LLC 2.47%—2.60% due 7/14—7/18/2008[7]	40,000	39,956	.43

Abbott Laboratories 2.00% due 7/17/2008[7]	37,300	37,255	.40

Medtronic Inc. 2.25% due 7/23/2008[7]	5,100	5,093	.06

Other securities		363,770	3.94

Total short-term securities (cost: $1,334,420,000)		1,333,661	14.46

Total investment securities (cost: $8,605,768,000)		9,222,449	100.01

Other assets less liabilities		(629)	(0.01)

Net assets		$9,221,820	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

86	American Funds Insurance Series

Asset Allocation Fund
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holding listed below is shown in the preceding summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2008, appear below.

						Market value
					Dividend	of affiliate
	Beginning			Ending	income	at 6/30/08
	shares	Additions	Reductions	shares	(000)	(000)

Rosetta Resources Inc.[1,3]	2,970,000	—	—	2,970,000	—	$84,645

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 6/28—11/9/2005 at a cost of $48,481,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $165,557,000, which represented 1.80% of the net assets of the fund.

[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $813,066,000, which represented 8.82% of the net assets of the fund.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[6]	Coupon rate may change periodically.

[7]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,109,066,000, which represented 12.03% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements

87	American Funds Insurance Series

Bond Fund	unaudited
Summary investment portfolio June 30, 2008

Largest holdings (by issuer)	Percent of net assets		Percent of net assets
U.S. Treasury	11.35%	Sprint Nextel	.76%

Freddie Mac	9.02	Government National Mortgage Assn.	.73

Fannie Mae	7.00	Israeli Government	.70

Japan Government	1.50	Poland Government	.68

Bank of America	.89	Singapore Government	.68

Bonds, notes & other debt instruments — 87.27%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Mortgage-backed obligations[1] — 19.92%

Freddie Mac:
6.00% 2036	$47,781	$48,376
5.00% 2037	25,904	24,870
6.00% 2037	51,456	52,042
6.00% 2037	32,200	32,632
6.50% 2037	18,875	19,370
6.00% 2038	98,865	99,865
0%—7.00% 2015—2038[2]	150,959	148,063	7.35%

Fannie Mae:
6.00% 2027	19,714	20,063
4.50% 2034	19,000	17,605
5.00% 2038	58,878	56,481
4.443%—12.056% 2010—2042[2]	225,802	229,499	5.59

Government National Mortgage Assn. 6.00% 2038	41,750	42,437	.73

Other securities		361,828	6.25

		1,153,131	19.92

Bonds & notes of U.S. government and government agencies — 14.42%

U.S. Treasury:
5.50% 2009	17,692	18,178
4.50% 2011	18,000	18,772
4.25% 2012	32,575	33,909
4.875% 2012	28,590	30,328
3.875% 2013	50,000	51,261
4.50% 2016	24,000	25,244
5.125% 2016	233,800	255,034
7.50% 2016	60,000	74,981
3.875% 2018	17,820	17,670
8.50% 2020	25,500	35,160
4.00%—9.25% 2010—2036	88,335	96,404	11.35

Freddie Mac:
5.25% 2011	30,500	31,865
5.50% 2012	10,000	10,563
5.75% 2012	40,000	42,454	1.47

Fannie Mae:
5.50% 2011	5,000	5,250
5.25% 2012	26,000	26,253
4.625% 2013	20,000	19,553	.88

Other securities		41,998	.72

		834,877	14.42

Financials — 12.99%

Citigroup Capital XXI 8.30% 2077[2]	20,000	18,936	.33

Other securities		732,886	12.66

		751,822	12.99

88	American Funds Insurance Series

Bond Fund
Bonds, notes & other debt instruments

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Bonds & notes of governments & government agencies outside the U.S. — 9.31%

Japanese Government:
1.70% 2016	¥4,070,450	$39,182
0.90%—2.30% 2008—2035	4,993,150	47,383	1.50%

Israeli Government 6.00% 2010[3]	ILS74,730	22,810	.39

Queensland Treasury Corp. 6.00% 2015	A$23,470	21,240	.37

Singapore (Republic of) 4.375% 2009	S$27,150	20,353	.35

Swedish Government 6.75% 2014	SKr108,510	19,956	.35

United Kingdom 4.75% 2015	£9,596	18,649	.32

German Government 3.75% 2017	€12,515	18,516	.32

Spanish Government 6.15% 2013	10,620	17,590	.30

Other securities		313,279	5.41

		538,958	9.31

Consumer discretionary — 7.46%

Other securities		432,163	7.46

Industrials — 4.16%

Other securities		240,594	4.16

Telecommunications — 3.97%

Other securities		229,576	3.97

Asset-backed obligations — 3.17%

Other securities		183,618	3.17

Energy — 2.63%

Other securities		152,430	2.63

Utilities — 2.51%

Other securities		145,370	2.51

Information technology — 2.16%

Other securities		124,871	2.16

Health care — 2.05%

Other securities		118,842	2.05

Materials — 1.59%

Other securities		91,935	1.59

Other — 0.93%

Other securities		53,742	.93

Total bonds, notes & other debt instruments (cost: $5,250,844,000)		5,051,929	87.27

89	American Funds Insurance Series

Bond Fund
Convertible securities — 0.75%

		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 0.54%

Bank of America Corp., Series L, 7.25% convertible preferred	20,000	$17,700	.31%
Other securities		13,397	.23
		31,097	.54
Other — 0.15%

Other securities		8,979	.15
Miscellaneous — 0.06%

Other convertible securities in initial period of acquisition		3,540	.06
Total convertible securities (cost: $46,205,000)		43,616	.75
Preferred stocks — 3.25%

Financials — 3.14%

Fannie Mae:
Series S, 8.25% noncumulative	615,600	14,130
Series O, 7.00%[2,4]	271,000	12,847	.47

Freddie Mac:
Series Z, 8.375%	284,300	6,921
Series Y, 6.55%	125,050	2,457
Series W, 5.66%	127,000	2,267	.20

Other securities		143,342	2.47

		181,964	3.14

Miscellaneous — 0.11%

Other preferred stocks in initial period of acquisition		6,146	.11

Total preferred stocks (cost: $224,915,000)		188,110	3.25

Common stocks — 0.22%

Other — 0.22%

Other securities	12,611	.22

Total common stocks (cost: $16,130,000)	12,611	.22

Rights & warrants — 0.00%

Other — 0.00%

Other securities	—	.00

Total rights & warrants (cost: $52,000)	—	.00

90	American Funds Insurance Series

Bond Fund
Short-term securities — 10.13%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

IBM Capital Inc. 2.20%—2.26% due 9/10—9/18/2008[4]	$36,300	$36,089
IBM Corp. 2.18%—2.20% due 8/6/2008—9/12/2009[4]	15,200	15,119	.88%

Coca-Cola Co. 2.16% due 8/11—8/20/2008[4]	46,300	46,155	.80

Abbott Laboratories 2.22% due 8/1—8/4/2008[4]	40,900	40,816	.71

NetJets Inc. 2.07%—2.15% due 7/21—8/1/2008[4]	36,100	36,039	.62

Paccar Financial Corp. 1.98%—2.01% due 8/13—8/14/2008	36,000	35,881	.62

Procter & Gamble International Funding S.C.A. 2.02%—2.30% due 7/18—9/17/2008[4]	33,200	33,125	.57

Wal-Mart Stores Inc. 1.99% due 8/5/2008[4]	30,000	29,924	.52

Honeywell International Inc. 2.08% due 7/28/2008[4]	25,600	25,549	.44

Wells Fargo & Co. 2.17% due 8/15/2008	25,000	24,920	.43

Genentech, Inc. 2.15%—2.23% due 7/15—8/12/2008[4]	24,800	24,743	.43

Estée Lauder Companies Inc. 2.20% due 7/24/2008[4]	22,650	22,617	.39

Walt Disney Co. 2.10% due 7/9/2008	21,400	21,386	.37

E.I. duPont de Nemours and Co. 2.15% due 7/22/2008[4]	20,000	19,974	.34

United Parcel Service Inc. 2.13% due 9/2/2008[4]	19,400	19,308	.33

Federal Home Loan Bank 2.13% due 7/23/2008	18,900	18,874	.33

Medtronic Inc. 2.20% due 7/16/2008[4]	18,100	18,082	.31

U.S. Treasury Bills 1.17% due 7/17/2008	17,600	17,586	.30

Freddie Mac 4.095% due 12/8/2008	15,000	14,839	.26

Other securities		85,412	1.48
Total short-term securities (cost: $586,519,000)		586,438	10.13

Total investment securities (cost: $6,124,665,000)		5,882,704	101.62

Other assets less liabilities		(93,791)	(1.62)

Net assets		$5,788,913	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $3,966,000, which represented .07% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[2]	Coupon rate may change periodically.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $119,236,000, which represented 2.06% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,182,996,000, which represented 20.44% of the net assets of the fund.
Key to abbreviations

A$ = Australian Dollars
€ = Euros
£ = British Pounds
ILS = Israeli Shekels
¥ = Japanese Yen
SKr = Swedish Kronor
S$ = Singapore Dollars
See Notes to Financial Statements

91	American Funds Insurance Series

Global Bond Fund	unaudited
Summary investment portfolio June 30, 2008
Bonds, notes & other debt instruments — 90.86%

	Principal	Market		Percent
	amount	value		of net
	(000)	(000)		assets
Euros — 25.43%

German Government:
4.50% 2009	€3,540	US$	5,566
5.00% 2012	5,475		8,709
3.75% 2013	9,814		14,854
4.25% 2014	4,380		6,757
Series 6, 4.00% 2016	9,185		13,858
3.75% 2017	20,555		30,411
Series 7, 4.00% 2018	40,255		60,489
4.25%—6.25% 2012—2034	2,660		4,569	17.38%

Belgium (Kingdom of):
Series 46, 3.75% 2015	1,900		2,792
Series 49, 4.00% 2017	7,805		11,496	1.71

Netherlands Government Eurobond:
4.25% 2013	5,610		8,630
4.00%—7.50% 2012—2037	1,980		3,509	1.45

Ireland Government 4.40% 2019	3,780		5,622	.67

French Government O.A.T. Eurobond 4.75% 2035	2,364		3,583	.43

Other securities			31,591	3.79

			212,436	25.43

Japanese yen — 7.37%

Japanese Government:
1.30% 2011	¥393,950		3,760
1.50% 2014	1,223,550		11,709
1.70% 2016	1,352,650		13,021
1.70% 2017	2,770,000		26,523
0.508%—2.30% 2010—2035[1,2]	690,070		6,540	7.37

			61,553	7.37

British pounds — 3.79%

United Kingdom:
5.00% 2014	£2,025		4,001
4.75% 2015	2,295		4,460
4.00% 2016	8,740		16,128
4.75%—8.75% 2012—2038	3,215		6,858	3.77

Other securities			174	.02

			31,621	3.79

Malaysian ringgit — 3.02%

Malaysian Government:
3.869% 2010	MYR15,470		4,725
3.756% 2011	17,000		5,151
3.833% 2011	24,030		7,280
3.718% 2012	12,060		3,623
4.262% 2016	3,410		1,014
3.814% 2017	12,000		3,437	3.02

			25,230	3.02

92	American Funds Insurance Series

Global Bond Fund
Bonds, notes & other debt instruments

	Principal	Market		Percent
	amount	value		of net
	(000)	(000)		assets
Danish kroner — 2.65%

Nykredit:
6.00% 2038[3]	DKr48,348	US$	9,736
5.00% 2038[3]	25,504		4,881
6.00% 2038[3]	6,040		1,232	1.90%

Realkredit Danmark 6.00% 2038[3]	18,000		3,678	.44

Other securities			2,607	.31

			22,134	2.65

Polish zloty — 2.46%

Polish Government:
6.00% 2009	PLN30,530		14,226
4.25% 2011	5,960		2,609
5.25% 2017	8,700		3,708	2.46

			20,543	2.46

Australian dollars — 2.25%

Queensland Treasury Corp.:
6.00% 2015	A$7,535		6,819
6.00% 2017	2,040		1,825	1.04

European Investment Bank 6.125% 2017	6,380		5,703	.68

Other securities			4,445	.53

			18,792	2.25

Singapore dollars — 1.88%

Singapore (Republic of):
4.375% 2009	S$11,340		8,501
3.125% 2011	7,270		5,548
3.75% 2016	2,180		1,651	1.88

			15,700	1.88

Swedish kronor — 1.49%

Swedish Government 6.75% 2014	SKr24,150		4,441	.53

Other securities			8,048	.96
			12,489	1.49
Israeli shekels — 1.39%

Israeli Government:
6.00% 2010[2]	ILS22,230		6,785
5.50% 2017[2]	16,899		4,833	1.39

			11,618	1.39
Egyptian pounds — 1.24%

Egypt (Arab Republic of):
Treasury Bill 0% 2008[2]	EGP33,175		6,149
Treasury Bill 0% 2008—2009[2]	14,625		2,723
8.75%—11.50% 2011—2013[2]	8,375		1,509	1.24

			10,381	1.24

93	American Funds Insurance Series

Global Bond Fund
Bonds, notes & other debt instruments

	Principal		Market		Percent
	amount		value		of net
	(000)		(000)		assets
U.S. dollars — 36.27%

U.S. Treasury:
4.50% 2009	US$	7,530	US$	7,634
5.50% 2009		5,380		5,528
4.50% 2011		5,000		5,214
4.25% 2012		14,300		14,885
4.875% 2012		19,782		20,984
4.50% 2016		12,500		13,148
5.125% 2016		50,325		54,896
3.875% 2018		8,150		8,081
4.00%—5.75% 2010—2037		6,170		6,448	16.38%
Freddie Mac 0%—6.00% 2023—2038[3,4]		14,962		14,642	1.75
Fannie Mae 0%—7.00% 2036—2038[3,4]		12,225		12,111	1.45
GlaxoSmithKline Capital Inc. 5.65% 2018		4,220		4,212	.50
Other securities				135,251	16.19
				303,034	36.27

Other currencies — 1.62%
Canadian Government 4.50% 2015		C$4,340		4,499	.54
Other securities				9,053	1.08

				13,552	1.62

Total bonds, notes & other debt instruments (cost: $756,875,000)				759,083	90.86
Preferred stocks — 0.73%

Other currencies — 0.66%

Other securities	5,501	.66

Miscellaneous — 0.07%

Other preferred stocks in initial period of acquisition	544	.07

Total preferred stocks (cost: $6,390,000)	6,045	.73

94	American Funds Insurance Series

Global Bond Fund
Short-term securities — 4.66%

	Principal		Market		Percent
	amount		value		of net
	(000)		(000)		assets

ING (U.S.) Funding LLC 2.57% due 8/22/2008	US$	16,000	US$	15,936	1.91%

Novartis Finance Corp. 2.30% due 7/30/2008[5]		10,050		10,031	1.20

American Honda Finance Corp. 2.92% due 7/16/2008		6,800		6,794	.81

AstraZeneca PLC 2.55% due 8/26/2008[5]		4,300		4,281	.51

Freddie Mac 2.04% due 9/26/2008		1,900		1,891	.23

Total short-term securities (cost: $38,934,000)				38,933	4.66

Total investment securities (cost: $802,199,000)				804,061	96.25

Other assets less liabilities				31,322	3.75

Net assets			US$	835,383	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed. “Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government retail price index.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $30,123,000, which represented 3.61% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[4]	Coupon rate may change periodically.

[5]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $47,669,000, which represented 5.71% of the net assets of the fund.
See Notes to Financial Statements

95	American Funds Insurance Series

High-Income Bond Fund	unaudited
Summary investment portfolio June 30, 2008

Largest holdings (by issuer)	Percent of net assets		Percent of net assets
Charter Communications	2.05%	Sprint Nextel	1.37%

NXP	1.73	Ford Motor	1.33

Edison International	1.59	Univision Communications	1.28

Countrywide Financial	1.40	Texas Competitive Electric	1.20

Nielsen Co.	1.40	Freescale Semiconductor	1.17

Bonds, notes & other debt instruments — 75.62%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Consumer discretionary — 20.13%

CCH I, LLC and CCH I Capital Corp. 11.00% 2015	$7,550	$5,634
Charter Communications Operating, LLC, Term Loan B, 4.90%—8.50% 2014[1,2,3]	8,415	7,729
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00%—10.875% 2012—2014[4]	6,725	6,642
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,908	5,465
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125%—13.50% 2011—2012	2,050	1,602
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	1,167	1,135	2.05%

Univision Communications, Inc.:
9.75% 2015[4,5]	16,485	12,199
First Lien Term Loan B, 5.149% 2014[1,2,3]	4,175	3,451
7.85% 2011	1,635	1,537
Second Lien Term Loan B, 4.983% 2009[1,2,3]	385	372	1.28

CanWest Media Inc., Series B, 8.00% 2012	8,601	7,698	.56

Allison Transmission Holdings, Inc. 11.25% 2015[4,5]	8,050	7,004	.51

Michaels Stores, Inc. 10.00% 2014	7,575	6,600	.48

Toys “R” Us, Inc. 7.625% 2011	6,205	5,585	.41

Ford Motor Co.:
6.50%—8.875% 2018—2022	5,174	3,060
Term Loan B, 5.48% 2013[1,2,3]	2,728	2,209
Ford Capital BV 9.50% 2010[6]	200	171	.40

Other securities		198,451	14.44

		276,544	20.13

Industrials — 9.22%

Nielsen Finance LLC and Nielsen Finance Co.:
10.00% 2014	8,600	8,707
0%/12.50% 2016[7]	12,515	8,667
10.00% 2014[4]	775	785
Nielsen Finance LLC, Term Loan B, 4.734% 2013[1,2,3]	1,242	1,160	1.40

Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	8,110	8,191	.60

DAE Aviation Holdings, Inc. 11.25% 2015[4]	6,845	6,828	.50

Other securities		92,291	6.72

		126,629	9.22

Financials — 8.10%

Ford Motor Credit Co. 4.503%—9.875% 2009—2012[1,4,6]	15,205	12,764	.93

Countrywide Home Loans, Inc. 4.00%—6.25% 2009—2011	8,772	8,255
Countrywide Financial Corp. 4.50%—5.80% 2010—2012	4,555	4,306	.91

Bank of America Corp. 8.125% noncumulative preferred (undated)[1]	1,500	1,420	.10

JPMorgan Chase & Co. 7.90% (undated)[1]	1,000	940	.07

Other securities		83,635	6.09

		111,320	8.10

96	American Funds Insurance Series

High-Income Bond Fund
Bonds, notes & other debt instruments

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Information technology — 7.17%

NXP BV and NXP Funding LLC:
9.50% 2015	$12,145	$10,596
7.875% 2014	8,255	7,636
5.463% 2013[1]	3,075	2,718
7.497%—8.625% 2013—2015[1]	€2,250	2,854	1.73%

Freescale Semiconductor, Inc.:
9.125% 2014[5]	$11,325	8,862
Term Loan B, 4.209% 2013[1,2,3]	1,312	1,192
8.875%—10.125% 2014—2016	7,700	6,076	1.17

Hughes Communications, Inc. 9.50% 2014	9,150	9,299	.68

First Data Corp., Term Loan B2, 5.552% 2014[1,2,3]	7,940	7,335	.53

SunGard Data Systems Inc. 9.125% 2013	6,984	7,089	.52

Serena Software, Inc. 10.375% 2016	5,975	5,587	.41

Other securities		29,261	2.13

		98,505	7.17

Telecommunication services — 7.12%

Sprint Nextel Corp. 6.00% 2016	8,135	7,007
Sprint Capital Corp. 6.90%—8.75% 2019—2032	6,415	5,839
Nextel Communications, Inc. 6.875%—7.375% 2013—2015	5,725	4,763	1.28

MetroPCS Wireless, Inc. 9.25% 2014	7,250	7,014	.51

American Tower Corp. 7.125% 2012	6,890	6,993	.51

Rural Cellular Corp. 5.682% 2013[1]	5,675	5,718	.42

Other securities		60,531	4.40

		97,865	7.12

Utilities — 5.46%

Edison Mission Energy 7.00%—7.75% 2013—2027	20,575	19,637
Midwest Generation, LLC 8.56% 2016[2]	2,108	2,176	1.59

Texas Competitive Electric Holdings Co. LLC:
Series B, 10.25% 2015[4]	7,665	7,550
Term Loan B2, 6.234% 2014[1,2,3]	2,139	1,985
10.25%—10.50% 2015—2016[4,5]	7,145	7,010	1.20

Intergen Power 9.00% 2017[4]	9,050	9,412	.69

Other securities		27,201	1.98

		74,971	5.46

Materials — 5.05%

Georgia Gulf Corp. 9.50% 2014	7,885	5,933	.43

Other securities		63,451	4.62

		69,384	5.05

Health care — 4.61%

HealthSouth Corp. 10.75% 2016	8,005	8,645	.63

HCA Inc., Term Loan B, 5.051% 2013[1,2,3]	6,562	6,173	.45

VWR Funding, Inc. 10.25% 2015[1,5]	6,310	5,853	.42

Bausch & Lomb Inc. 9.875% 2015[4]	5,705	5,748	.42

Other securities		36,996	2.69

		63,415	4.61

Energy — 3.65%

Williams Companies, Inc. 8.75% 2032	6,825	7,781	.57

Enterprise Products Operating LP 7.034% 2068[1]	8,780	7,689	.56

Other securities		34,671	2.52

		50,141	3.65

97	American Funds Insurance Series

High-Income Bond Fund
Bonds, notes & other debt instruments

	Market	Percent
	value	of net
	(000)	assets
Consumer staples — 2.45%

Other securities	$33,691	2.45%

Mortgage-backed obligations — 1.57%

Other securities	21,582	1.57

Other — 1.09%

Other securities	14,965	1.09

Total bonds, notes & other debt instruments (cost: $1,146,000,000)	1,039,012	75.62

Convertible securities — 1.18%

	Shares or
	principal
	amount
Other — 0.89%

Countrywide Financial Corp., Series A, 0% convertible debentures 2037[1,4]	$7,000,000	6,781	.49

Other securities		5,455	.40

		12,236	.89

Miscellaneous — 0.29%

Other convertible securities in initial period of acquisition		4,008	.29

Total convertible securities (cost: $14,197,000)		16,244	1.18

Preferred stocks — 1.74%

	Shares
Financials — 1.45%

Bank of America Corp., Series K, 8.00% noncumulative[1]	1,000,000	938	.07

Other securities		19,058	1.38

		19,996	1.45

Miscellaneous — 0.29%

Other preferred stocks in initial period of acquisition		4,014	.29

Total preferred stocks (cost: $35,811,000)		24,010	1.74

Common stocks — 1.82%

Industrials — 1.13%

DigitalGlobe Inc.[6,8,9]	3,677,578	14,710	1.07

Other securities		788	.06

		15,498	1.13

98	American Funds Insurance Series

High-Income Bond Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Other — 0.57%

Sprint Nextel Corp., Series 1	127,382	$1,210	.09%

Other securities		6,603	.48

		7,813	.57

Miscellaneous — 0.12%

Other common stocks in initial period of acquisition		1,649	.12

Total common stocks (cost: $16,518,000)		24,960	1.82

Rights & warrants — 0.00%

Other — 0.00%

Other securities	—	.00

Total rights & warrants (cost: $208,000)	—	.00

Short-term securities — 18.35%

	Principal
	amount
	(000)

Coca-Cola Co. 2.10% due 7/7/2008[4]	$20,500	20,492	1.49

Enterprise Funding Corp. 2.65% due 7/14/2008[4]	19,400	19,380	1.41

Johnson & Johnson 2.02% due 8/13/2008[4]	18,400	18,340	1.33

Jupiter Securitization Co., LLC 2.70% due 8/7/2008[4]	17,900	17,849	1.30

E.I. duPont de Nemours and Co. 2.15% due 7/22/2008[4]	16,800	16,778	1.22

Brown-Forman Corp. 2.10% due 7/15/2008[4]	15,200	15,187	1.11

Wal-Mart Stores Inc. 1.99% due 8/5/2008[4]	15,000	14,962	1.09

Prudential Funding, LLC 2.40% due 7/1/2008	13,800	13,799	1.00

Procter & Gamble International Funding S.C.A. 2.10%—2.18% due 7/10—8/11/2008[4]	13,100	13,081	.95

Private Export Funding Corp. 2.14% due 7/21/2008[4]	12,800	12,784	.93

Abbott Laboratories 1.97%—2.22% due 7/9—8/4/2008[4]	12,300	12,285	.89

AT&T Inc. 2.12% due 7/15/2008[4]	12,200	12,187	.89

Genentech, Inc. 2.17% due 7/18/2008[4]	11,055	11,043	.80

Walt Disney Co. 2.10% due 7/9/2008	10,000	9,993	.73

John Deere Credit Ltd. 2.27% due 7/30/2008	9,500	9,482	.69

NetJets Inc. 2.07% due 7/21/2008[4]	9,300	9,289	.68

United Parcel Service Inc. 2.07% due 8/8/2008[4]	8,400	8,377	.61

Harley-Davidson Funding Corp. 2.12% due 8/6/2008[4]	5,900	5,884	.43

IBM Corp. 2.18%—2.20% due 8/6—9/12/2008[4]	5,900	5,878	.43

Other securities		5,099	.37

Total short-term securities (cost: $252,206,000)		252,169	18.35

Total investment securities (cost: $1,464,940,000)		1,356,395	98.71

Other assets less liabilities		17,679	1.29

Net assets		$1,374,047	100.00%

99	American Funds Insurance Series

High-Income Bond Fund
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed. “Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically.

[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $64,520,000, which represented 4.70% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $445,284,000, which represented 32.41% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $73,248,000, which represented 5.33% of the net assets of the fund.

[7]	Step bond; coupon rate will increase at a later date.

[8]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/14/1999—7/31/2003 at a cost of $3,000,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $20,879,000, which represented 1.52% of the net assets of the fund.

[9]	Security did not produce income during the last 12 months.
Key to abbreviation
€ Euros
See Notes to Financial Statements

100	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund	unaudited
Summary investment portfolio June 30, 2008
Bonds, notes & other debt instruments — 92.77%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Mortgage-backed obligations — 47.40%

Federal agency mortgage-backed obligations[1] — 39.01%

Fannie Mae:
4.50% 2020	$7,481	$7,353
6.00% 2027	6,770	6,890
6.50% 2028	5,547	5,722
5.50% 2033	15,007	14,880
4.50% 2034	8,000	7,412
4.50% 2035	10,630	9,865
5.50% 2035	11,565	11,449
6.50% 2037	6,588	6,791
6.50% 2037	5,038	5,162
7.00% 2037	7,710	8,030
Series 2003-T1, Class B, 4.491% 2012	6,750	6,690
0%—12.056% 2015—2047[2,3]	124,952	125,570	19.35%

Freddie Mac:
4.50% 2019	5,923	5,795
5.00% 2023	6,460	6,389
5.50% 2023	32,188	32,413
6.00% 2026	6,455	6,569
6.00% 2027	12,692	12,917
5.88% 2036[2]	15,151	15,392
5.00% 2037	8,190	7,863
5.50% 2037	8,960	8,841
6.00% 2037	5,846	5,913
6.00% 2037	5,355	5,409
4.50% 2038	22,250	20,628
Series 3312, Class PA, 5.50% 2037	7,555	7,536
0%—11.00% 2008—2038[2]	70,265	69,993	18.43

Government National Mortgage Assn.:
6.00% 2038	13,000	13,214
8.50%—9.50% 2009—2023	466	509	1.23

		435,195	39.01

Commercial mortgage-backed securities[1] — 5.03%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,112	.19

Other securities		54,019	4.84

		56,131	5.03

Collateralized mortgage-backed obligations (privately originated) — 3.36%
Other securities		37,468	3.36

Total mortgage-backed obligations
		528,794	47.40

101	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund
Bonds, notes & other debt instruments

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
U.S. Treasury bonds & notes — 34.91%

U.S. Treasury:
4.25% 2012	$22,690	$23,619
4.625% 2012	7,650	8,048
3.625% 2013	6,000	6,087
4.25% 2013	30,539	31,866
4.00% 2014	7,250	7,480
4.25% 2014	6,500	6,792
11.25% 2015	15,000	21,706
5.125% 2016	110,975	121,054
4.625% 2017	47,250	49,741
8.875% 2017	30,190	41,120
8.125% 2019	12,195	16,303
8.50% 2020	9,100	12,547
7.125% 2023	9,500	12,162
4.50% 2036	15,100	15,001
2.75%—7.875% 2012—2021[3,4]	14,542	15,955	34.91%

		389,481	34.91

Federal agency bonds & notes — 5.17%

Freddie Mac:
5.25% 2011	6,000	6,269
4.50% 2014	6,000	6,062
5.25% 2016	5,000	5,191
5.50% 2016	5,000	5,269
5.50% 2017	3,500	3,689	2.37

Fannie Mae 3.625%—6.125% 2011—2013	10,750	11,106	1.00

Other securities		20,109	1.80

		57,695	5.17

Asset-backed obligations[1] — 4.98%

PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,570	5,670	.51

Other securities		49,906	4.47

		55,576	4.98

Other — 0.31%

Other securities		3,416	.31

Total bonds, notes & other debt instruments (cost: $1,037,361,000)		1,034,962	92.77

102	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund
Short-term securities — 9.62%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

Medtronic Inc. 2.25% due 7/23/2008[5]	$21,000	$20,970	1.88%

Park Avenue Receivables Co., LLC 2.60% due 7/1/2008[5]	19,000	18,999	1.70

Harley-Davidson Funding Corp. 2.10% due 7/16/2008[5]	16,200	16,181	1.45

AT&T Inc. 2.18%—2.22% due 7/24—7/29/2008[5]	14,500	14,476	1.30

Coca-Cola Co. 2.18%—2.20% due 7/3—8/19/2008[5]	13,300	13,278	1.19

Johnson & Johnson 2.10% due 8/26/2008[5]	12,100	12,048	1.08

Merck & Co. Inc. 2.12% due 7/30/2008	11,400	11,380	1.02

Total short-term securities (cost: $107,347,000)		107,332	9.62

Total investment securities (cost: $1,144,708,000)		1,142,294	102.39

Other assets less liabilities		(26,662)	(2.39)

Net assets		$1,115,632	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[2]	Coupon rate may change periodically.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $18,224,000, which represented 1.63% of the net assets of the fund.

[4]	Index-linked bond whose principal amount moves with a government retail price index.

[5]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $140,828,000, which represented 12.62% of the net assets of the fund.
See Notes to Financial Statements

103	American Funds Insurance Series

Cash Management Fund	unaudited
Investment portfolio June 30, 2008
Short-term securities — 99.85%

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Corporate short-term notes — 93.73%

Toyota Motor Credit Corp. 2.25%—2.39% due 7/15—8/13/2008	$16,100	$16,073
Toyota Credit de Puerto Rico Corp. 2.35% due 8/4/2008	5,000	4,989	2.75%

United Parcel Service Inc. 2.00% due 7/16/2008[1]	20,000	19,982	2.60

Bank of America Corp. 2.35% due 7/14/2008	15,000	14,985
Enterprise Funding Corp. 2.72% due 8/4/2008[1]	5,000	4,987	2.60

Medtronic Inc. 2.10%—2.15% due 7/9—8/11/2008[1]	20,000	19,970	2.60

JPMorgan Chase & Co. 2.20% due 7/7/2008	15,000	14,993
Jupiter Securitization Co., LLC 2.75% due 8/28/2008[1]	5,000	4,976	2.60

Nestlé Finance International Ltd. 2.14%—2.16% due 7/18—7/31/2008	20,000	19,967	2.60

E.I. duPont de Nemours and Co. 2.12%—2.17% due 7/11—8/28/2008[1]	20,000	19,959	2.60

Toronto-Dominion Holdings USA Inc. 2.39%—2.53% due 7/14—8/15/2008[1]	20,000	19,958	2.60

Procter & Gamble International Funding S.C.A. 2.18% due 8/4—8/8/2008[1]	20,000	19,956	2.60

Private Export Funding Corp. 2.12% due 8/11/2008[1]	20,000	19,946	2.60

Caisse d’Amortissement de la Dette Sociale 2.20% due 8/18/2008	20,000	19,940	2.60

Walt Disney Co. 2.05%—2.14% due 7/9—8/15/2008	19,917	19,890	2.59

Coca-Cola Co. 1.98%—2.05% due 7/21/2008[1]	19,900	19,873	2.59

IBM Corp. 2.16%—2.25% due 7/23—9/2/2008[1]	19,796	19,734	2.57

Unilever Capital Corp. 2.20%—2.25% due 8/7—8/25/2008[1]	19,700	19,643	2.56

Becton, Dickinson and Co. 2.12%—2.17% due 7/11—7/28/2008	19,374	19,346	2.52

Abbott Laboratories 1.97%—1.98% due 7/8—7/15/2008[1]	19,200	19,182	2.50

Yale University 2.15%—2.19% due 7/8—7/15/2008	18,600	18,585	2.42

American Honda Finance Corp. 2.28%—2.30% due 8/19—8/26/2008	18,250	18,176	2.37

John Deere Capital Corp. 2.14%—2.17% due 7/1—8/13/2008[1]	18,200	18,166	2.37

Johnson & Johnson 2.02%—2.05% due 8/5—8/13/2008[1]	18,200	18,153	2.37

NetJets Inc. 2.17%—2.19% due 7/23—8/7/2008[1]	17,700	17,668	2.30

Danske Corp. 2.47%—2.48% due 7/1—7/16/2008[1]	17,400	17,389	2.27

Brown-Forman Corp. 2.10%—2.25% due 7/22—8/20/2008[1]	16,900	16,865	2.20

CBA (Delaware) Finance Inc. 2.35%—2.50% due 7/30/2008	15,100	15,068	1.96

Genentech, Inc. 2.19% due 7/24/2008[1]	15,000	14,978	1.95

ING (U.S.) Funding LLC 2.48% due 8/1/2008	15,000	14,967	1.95

Novartis Finance Corp. 2.22% due 8/6/2008[1]	15,000	14,966	1.95

Canadian Wheat Board 2.02% due 8/8/2008	15,000	14,958	1.95

Calyon North America Inc. 2.54% due 8/19/2008	15,000	14,947	1.95

Swedish Export Credit Corp. 2.11% due 7/22/2008	14,300	14,278	1.86

KfW 2.16% due 8/5/2008[1]	14,300	14,264	1.86

Pfizer Inc 2.11%—2.16% due 7/2—8/8/2008[1]	14,000	13,988	1.82

Chevron Funding Corp. 2.03% due 7/3/2008	13,800	13,798	1.80

Wal-Mart Stores Inc. 2.10%—2.17% due 7/22/2008[1]	13,000	12,983	1.69

American Express Credit Corp. 2.28%—2.45% due 7/2—8/12/2008	11,900	11,871	1.55

Illinois Tool Works Inc. 2.26% due 7/21/2008	10,000	9,987	1.30

3M Co. 2.13% due 7/29/2008	9,000	8,985	1.17

Paccar Financial Corp. 2.10%—2.20% due 8/12—8/29/2008	8,200	8,169	1.07

Harvard University 1.98% due 7/7/2008	8,000	7,995	1.04

Estée Lauder Companies Inc. 2.20% due 7/18/2008[1]	7,800	7,791	1.02

Eksportfinans ASA 2.48% due 7/1/2008[1]	7,740	7,739	1.01

Rabobank USA Financial Corp. 2.47% due 8/8/2008	7,000	6,981	.91

Svenska Handelsbanken Inc. 2.47% due 7/11/2008	5,000	4,996	.65

Electricité de France 2.23% due 7/21/2008[1]	5,000	4,993	.65

Westpac Banking Corp. 2.45% due 8/6/2008[1]	5,000	4,987	.65

Kimberly-Clark Worldwide Inc. 2.23% due 8/18/2008[1]	4,500	4,486	.59

HSBC Finance Corp. 2.35% due 7/29/2008	4,300	4,292	.56

Variable Funding Capital Corp. 2.50% due 8/6/2008[1]	3,400	3,390	.44

		719,208	93.73

104	American Funds Insurance Series

Cash Management Fund
Short-term securities

	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Federal agency discount notes — 6.12%

Federal Home Loan Bank 2.25% due 8/13—8/27/2008	$23,050	$22,983	3.00%

Fannie Mae 2.20%—2.28% due 8/1—8/27/2008	14,040	14,005	1.82

Freddie Mac 2.28% due 8/25/2008	10,000	9,969	1.30

		46,957	6.12

Total investment securities (cost: $766,240,000)		766,165	99.85

Other assets less liabilities		1,134	.15

Net assets		$767,299	100.00%

[1]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $400,972,000, which represented 52.26% of the net assets of the fund.
See Notes to Financial Statements

105	American Funds Insurance Series

Financial statements
Statements of assets & liabilities at June 30, 2008

			Global
	Global	Global	Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities at market:
Unaffiliated issuers	$247,673	$5,751,526	$3,468,753	$28,006,525	$10,424,549	$2,087,145
Affiliated issuers	—	—	297,671	1,244,598	—	—
Cash denominated in currencies other than U.S. dollars	7	1,490	3,733	—	12,892	78
Cash	132	197	160	11,505	153	106
Unrealized gain on forward currency contracts	—	—	—	—	—	—
Receivables for:
Sales of investments	2,397	362	30,201	66,501	52,635	1,389
Sales of fund’s shares	74	7,964	3,036	8,525	17,928	2,052
Dividends and interest	336	13,823	2,964	29,700	23,731	7,403
Other assets	—	—	588	—	—	—

	250,619	5,775,362	3,807,106	29,367,354	10,531,888	2,098,173

Liabilities:
Unrealized loss on forward currency contracts	—	—	—	—	—	—
Payables for:
Purchases of investments	422	15,878	14,245	105,869	39,016	10,631
Repurchases of fund’s shares	182	4,208	6,054	46,292	9,543	5,883
Bank overdraft	—	—	—	—	—	—
Investment advisory services	113	2,278	2,042	7,084	3,902	1,171
Distribution services	48	1,034	728	4,716	1,660	375
Trustees’ deferred compensation	2	69	41	893	388	14
Other	2	55	82	52	201	66

	769	23,522	23,192	164,906	54,710	18,140

Net assets at June 30, 2008
(total: $102,812,785)	$249,850	$5,751,840	$3,783,914	$29,202,448	$10,477,178	$2,080,033

Investment securities at cost:
Unaffiliated issuers	$248,100	$5,393,671	$3,154,147	$24,593,063	$9,537,328	$1,739,460

Affiliated issuers	—	—	$271,160	$1,165,424	—	—

Cash denominated in currencies other than U.S. dollars at cost	$7	$1,490	$3,734	—	$12,894	$78

Net assets consist of:
Capital paid in on shares of beneficial interest	$247,196	$5,309,867	$3,464,771	$25,792,378	$9,116,150	$1,674,980
Undistributed (distributions in excess of) net investment income	1,662	67,695	(47,163)	140,854	143,439	13,831
Undistributed (accumulated) net realized gain (loss)	1,413	16,321	25,156	(223,454)	329,585	43,483
Net unrealized (depreciation) appreciation	(421)	357,957	341,150	3,492,670	888,004	347,739

Net assets at June 30, 2008	$249,850	$5,751,840	$3,783,914	$29,202,448	$10,477,178	$2,080,033

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $22,940,559)	$29,521	$890,838	$400,377	$6,912,203	$2,627,127	$309,442
Shares outstanding	2,465	42,529	19,029	123,657	137,197	14,121
Net asset value per share	$11.98	$20.95	$21.04	$55.90	$19.15	$21.91
Class 2:
Net assets (total: $78,939,130)	$220,329	$4,861,002	$3,383,537	$21,926,717	$7,749,870	$1,770,591
Shares outstanding	18,511	233,696	162,768	395,876	406,723	81,521
Net asset value per share	$11.90	$20.80	$20.79	$55.39	$19.05	$21.72
Class 3:
Net assets (total: $933,096)	—	—	—	$363,528	$100,181	—
Shares outstanding	—	—	—	6,509	5,238	—
Net asset value per share	—	—	—	$55.85	$19.13	—

*	Amount less than one thousand.
See Notes to Financial Statements

106	American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

							U.S.
Blue Chip						High-	Government/
Income and	Global Growth	Growth-	Asset		Global	Income	AAA-Rated	Cash
Growth	and Income	Income	Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$3,786,305	$2,367,228	$25,911,690	$9,137,804	$5,882,704	$804,061	$1,356,395	$1,142,294	$766,165
—	—	—	84,645	—	—	—	—	—
—	556	791	—	—	7	—	—	—
82	142	70	155	—	109	118	92	60
—	—	—	—	939	818	—	—	—

—	281	167,109	17,930	53,820	2,285	5,783	10,899	—
1,207	4,190	42,715	10,190	10,070	27,019	1,457	6,748	15,888
4,710	7,602	24,155	34,423	69,741	12,414	22,057	9,253	—
—	—	—	—	2	— *	20	—	—

3,792,304	2,379,999	26,146,530	9,285,147	6,017,276	846,713	1,385,830	1,169,286	782,113

—	—	—	139	2,855	1,692	74	—	—

9,539	16,626	98,294	51,348	219,699	8,206	9,843	52,798	14,466
821	2,518	12,445	8,033	2,562	943	790	281	14
—	—	—	—	633	—	—	—	—
1,238	1,035	5,312	2,105	1,639	329	484	339	172
766	477	4,218	1,449	798	148	213	162	124
42	5	1,013	240	58	1	92	74	38
1	29	53	13	119	11	260	— *	— *

12,407	20,690	121,335	63,327	228,363	11,330	11,756	53,654	14,814

$3,779,897	$2,359,309	$26,025,195	$9,221,820	$5,788,913	$835,383	$1,374,074	$1,115,632	$767,299

$4,042,125	$2,538,710	$25,221,033	$8,557,287	$6,124,665	$802,199	$1,464,940	$1,144,708	$766,240

—	—	—	$48,481	—	—	—	—	—

—	$556	$791	—	—	$7	—	—	—

$3,970,329	$2,496,059	$24,627,693	$8,614,598	$5,890,242	$818,695	$1,574,800	$1,102,075	$759,142
39,341	27,600	240,468	121,103	149,326	12,353	48,890	20,053	8,218
26,047	7,055	466,346	(130,463)	(7,019)	3,122	(141,007)	(4,082)	14
(255,820)	(171,405)	690,688	616,582	(243,636)	1,213	(108,609)	(2,414)	(75)

$3,779,897	$2,359,309	$26,025,195	$9,221,820	$5,788,913	$835,383	$1,374,074	$1,115,632	$767,299

$260,221	$96,640	$6,377,616	$2,317,696	$1,899,819	$67,972	$344,244	$286,752	$120,091
28,520	9,120	180,031	139,444	173,127	6,060	30,396	24,329	10,458
$9.12	$10.60	$35.43	$16.62	$10.97	$11.22	$11.33	$11.79	$11.48

$3,519,676	$2,262,669	$19,317,120	$6,841,910	$3,889,094	$767,411	$1,004,266	$799,935	$625,003
388,976	214,228	549,291	414,833	358,060	68,641	89,487	68,373	54,723
$9.05	$10.56	$35.17	$16.49	$10.86	$11.18	$11.22	$11.70	$11.42

—	—	$330,459	$62,214	—	—	$25,564	$28,945	$22,205
—	—	9,335	3,746	—	—	2,257	2,456	1,935
—	—	$35.40	$16.61	—	—	$11.33	$11.79	$11.47

107	American Funds Insurance Series

Statements of operations for the six months ended June 30, 2008

			Global
	Global	Global	Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$2,318	$77,613	$22,691	$187,035	$164,361	$22,288
Interest	339	16,465	7,069	32,812	16,525	9,672

	2,657	94,078	29,760	219,847	180,886	31,960

Fees and expenses[3]:
Investment advisory services	746	14,927	13,589	46,257	26,231	7,653
Distribution services — Class 2	282	6,183	4,397	28,923	10,817	2,231
Distribution services — Class 3	—	—	—	345	99	—
Transfer agent services	— [4]	2	1	10	3	1
Reports to shareholders	3	102	69	515	150	28
Registration statement and prospectus	2	44	31	229	85	16
Postage, stationery and supplies	1	45	31	230	53	10
Trustees’ compensation	1	17	12	74	26	6
Auditing and legal	2	5	6	15	9	8
Custodian	16	372	484	349	1,325	466
State and local taxes	3	60	42	304	113	22
Other	2	17	22	42	29	17

Total fees and expenses before waiver	1,058	21,774	18,684	77,293	38,940	10,458
Less waiver of fees and expenses:
Investment advisory services	75	1,493	1,359	4,626	2,623	765

Total fees and expenses after waiver	983	20,281	17,325	72,667	36,317	9,693

Net investment income	1,674	73,797	12,435	147,180	144,569	22,267

Net realized gain (loss) and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments[2]	1,515	18,727	26,264	(220,195)	337,652	44,092
Currency transactions	(82)	(1,611)	(918)	(71)	(7,399)	(407)

	1,433	17,116	25,346	(220,266)	330,253	43,685

Net unrealized (depreciation) appreciation on:
Investments	(39,658)	(684,531)	(576,235)	(2,338,607)	(1,850,361)	(259,478)
Currency translations	8	108	6	(173)	184	19

	(39,650)	(684,423)	(576,229)	(2,338,780)	(1,850,177)	(259,459)

Net realized gain (loss) and unrealized depreciation on investments and currency	(38,217)	(667,307)	(550,883)	(2,559,046)	(1,519,924)	(215,774)

Net (decrease) increase in net assets resulting from operations	$(36,543)	$(593,510)	$(538,448)	$(2,411,866)	$(1,375,355)	$(193,507)

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.

[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

[4]	Amount less than one thousand.
See Notes to Financial Statements

108	American Funds Insurance Series

unaudited
(dollars in thousands)

							U.S.
Blue Chip						High-	Government/
Income and	Global Growth	Growth-	Asset		Global	Income	AAA-Rated	Cash
Growth	and Income	Income	Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$47,756	$28,401	$262,946	$59,331	$3,262	$27	$746	$—	$—
4,458	9,445	40,179	83,879	161,540	14,478	53,868	23,047	10,073

52,214	37,846	303,125	143,210	164,802	14,505	54,614	23,047	10,073

8,524	6,574	35,864	13,869	10,595	1,760	3,104	2,117	1,126
4,874	2,703	26,396	8,700	5,563	716	1,213	888	701
—	—	326	59	—	—	24	27	20
2	1	9	3	2	— [4]	— [4]	— [4]	— [4]
57	31	486	126	94	9	13	10	7
33	17	217	71	42	4	10	7	6
20	11	217	45	41	3	4	3	2
13	7	66	24	16	2	2	1	1
2	1	13	4	2	— [4]	1	1	— [4]
14	156	365	82	122	62	7	1	1
43	23	286	96	58	6	13	10	8
6	7	44	17	11	4	6	2	1

13,588	9,531	64,289	23,096	16,546	2,566	4,397	3,067	1,873

852	657	3,586	1,387	1,059	176	310	212	113

12,736	8,874	60,703	21,709	15,487	2,390	4,087	2,855	1,760

39,478	28,972	242,422	121,501	149,315	12,115	50,527	20,192	8,313

28,771	7,663	487,632	(126,748)	(3,005)	2,879	(11,422)	2,917	15
—	(246)	860	(226)	(2,222)	420	(124)	—	—

28,771	7,417	488,492	(126,974)	(5,227)	3,299	(11,546)	2,917	15

(740,584)	(263,760)	(3,967,015)	(593,022)	(168,293)	(2,583)	(61,221)	(15,474)	(54)
—	51	(20)	(67)	(1,836)	(462)	(87)	—	—

(740,584)	(263,709)	(3,967,035)	(593,089)	(170,129)	(3,045)	(61,308)	(15,474)	(54)

(711,813)	(256,292)	(3,478,543)	(720,063)	(175,356)	254	(72,854)	(12,557)	(39)

$(672,335)	$(227,320)	$(3,236,121)	$(598,562)	$(26,041)	$12,369	$(22,327)	$7,635	$8,274

109	American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund
	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,
	2008*	2007	2008*	2007

Operations:
Net investment income	$1,674	$2,289	$73,797	$93,582
Net realized gain (loss) on investments and currency transactions	1,433	22,831	17,116	441,598
Net unrealized (depreciation) appreciation on investments and currency translations	(39,650)	9,005	(684,423)	141,822

Net (decrease) increase in net assets resulting from operations	(36,543)	34,125	(593,510)	677,002

Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gains:
Class 1	—	(377)	(1,853)	(15,248)
Class 2	—	(2,059)	(8,192)	(129,196)
Class 3	—	—	—	—

Total dividends from net investment income and currency gains	—	(2,436)	(10,045)	(144,444)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(365)	(1,013)	(8,689)	(1,007)
Class 2	(2,739)	(6,707)	(48,505)	(13,287)
Class 3	—	—	—	—
Long-term net realized gains:
Class 1	(358)	(1,382)	(58,846)	(13,121)
Class 2	(2,684)	(9,278)	(328,542)	(173,088)
Class 3	—	—	—	—

Total distributions from net realized gain on investments	(6,146)	(18,380)	(444,582)	(200,503)

Total dividends and distributions paid to shareholders	(6,146)	(20,816)	(454,627)	(344,947)

Capital share transactions:
Class 1:
Proceeds from shares sold	1,199	6,060	466,544	399,261
Proceeds from reinvestment of dividends and distributions	723	2,772	69,388	29,376
Cost of shares repurchased	(2,361)	(4,255)	(181,341)	(43,793)

Net (decrease) increase from Class 1 transactions	(439)	4,577	354,591	384,844

Class 2:
Proceeds from shares sold	25,839	71,657	303,174	675,865
Proceeds from reinvestment of dividends and distributions	5,423	18,044	385,239	315,571
Cost of shares repurchased	(13,088)	(11,522)	(107,124)	(137,454)

Net increase from Class 2 transactions	18,174	78,179	581,289	853,982

Class 3:
Proceeds from shares sold	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net increase (decrease) from Class 3 transactions	—	—	—	—

Net increase in net assets resulting from capital share transactions	17,735	82,756	935,880	1,238,826

Total (decrease) increase in net assets	(24,954)	96,065	(112,257)	1,570,881
Net assets:
Beginning of period	274,804	178,739	5,864,097	4,293,216

End of period	$249,850	$274,804	$5,751,840	$5,864,097

Undistributed (distributions in excess of) net investment income	$1,662	$(12)	$67,695	$3,943

Shares of beneficial interest:
Class 1:
Shares sold	92	423	19,804	15,922
Shares issued on reinvestment of dividends and distributions	59	202	3,274	1,195
Shares repurchased	(181)	(304)	(7,741)	(1,788)

Net (decrease) increase in shares outstanding	(30)	321	15,337	15,329

Class 2:
Shares sold	2,000	5,027	12,848	27,538
Shares issued on reinvestment of dividends and distributions	444	1,325	18,301	12,903
Shares repurchased	(1,024)	(832)	(4,633)	(5,664)

Net increase in shares outstanding	1,420	5,520	26,516	34,777

Class 3:
Shares sold	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net increase (decrease) in shares outstanding	—	—	—	—

*	Unaudited.
See Notes to Financial Statements

110	American Funds Insurance Series

(dollars and shares in thousands)

								Blue Chip Income
Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund		and Growth Fund
Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2008*	2007	2008*	2007	2008*	2007	2008*	2007	2008*	2007

$12,435	$8,474	$147,180	$230,097	$144,569	$163,553	$22,267	$28,392	$39,478	$75,469
25,346	509,642	(220,266)	2,962,852	330,253	1,313,255	43,685	165,173	28,771	254,410
(576,229)	162,605	(2,338,780)	146,972	(1,850,177)	363,568	(259,459)	263,385	(740,584)	(250,926)

(538,448)	680,721	(2,411,866)	3,339,921	(1,375,355)	1,840,376	(193,507)	456,950	(672,335)	78,953

—	(9,957)	(9,125)	(50,378)	(5,125)	(27,717)	(966)	(6,659)	(1,138)	(4,468)
—	(106,466)	(18,542)	(192,512)	(11,371)	(135,569)	(4,929)	(49,605)	(13,775)	(109,535)
—	—	(353)	(3,515)	(161)	(1,795)	—	—	—	—

—	(116,423)	(28,020)	(246,405)	(16,657)	(165,081)	(5,895)	(56,264)	(14,913)	(114,003)

(7,339)	(5,130)	(78,011)	(23,434)	(35,879)	(13,679)	(3,297)	(2,014)	(2,408)	(1,063)
(63,935)	(65,805)	(249,962)	(113,371)	(106,959)	(67,770)	(19,413)	(19,962)	(32,987)	(28,489)
—	—	(4,124)	(2,111)	(1,383)	(991)	—	—	—	—

(40,224)	(15,875)	(618,631)	(310,646)	(290,130)	(67,908)	(18,570)	(7,335)	(14,843)	(3,868)
(350,423)	(203,660)	(1,982,221)	(1,502,851)	(864,914)	(336,431)	(109,350)	(72,698)	(203,359)	(103,659)
—	—	(32,706)	(27,987)	(11,178)	(4,920)	—	—	—	—

(461,921)	(290,470)	(2,965,655)	(1,980,400)	(1,310,443)	(491,699)	(150,630)	(102,009)	(253,597)	(137,079)

(461,921)	(406,893)	(2,993,675)	(2,226,805)	(1,327,100)	(656,780)	(156,525)	(158,273)	(268,510)	(251,082)

167,273	126,470	2,729,110	2,309,420	1,371,348	10,273	140,176	120,507	168,209	8,279
47,563	30,962	705,767	384,458	331,134	109,304	22,833	16,008	18,389	9,399
(87,487)	(54,125)	(389,153)	(1,277,505)	(174,915)	(261,901)	(66,011)	(29,946)	(11,765)	(29,039)

127,349	103,307	3,045,724	1,416,373	1,527,567	(142,324)	96,998	106,569	174,833	(11,361)

185,323	650,430	1,039,681	2,390,962	533,230	1,410,185	173,000	374,113	169,254	462,760
414,358	375,931	2,250,725	1,808,734	983,244	539,770	133,692	142,265	250,121	241,683
(286,435)	(234,256)	(2,570,902)	(2,925,475)	(1,418,178)	(457,606)	(109,596)	(86,420)	(290,373)	(200,407)

313,246	792,105	719,504	1,274,221	98,296	1,492,349	197,096	429,958	129,002	504,036

—	—	1,564	4,170	640	3,053	—	—	—	—
—	—	37,183	33,613	12,722	7,706	—	—	—	—
—	—	(31,347)	(82,589)	(9,790)	(22,414)	—	—	—	—

—	—	7,400	(44,806)	3,572	(11,655)	—	—	—	—

440,595	895,412	3,772,628	2,645,788	1,629,435	1,338,370	294,094	536,527	303,835	492,675

(559,774)	1,169,240	(1,632,913)	3,758,904	(1,073,020)	2,521,966	(55,938)	835,204	(637,010)	320,546

4,343,688	3,174,448	30,835,361	27,076,457	11,550,198	9,028,232	2,135,971	1,300,767	4,416,907	4,096,361

$3,783,914	$4,343,688	$29,202,448	$30,835,361	$10,477,178	$11,550,198	$2,080,033	$2,135,971	$3,779,897	$4,416,907

$(47,163)	$(59,598)	$140,854	$21,694	$143,439	$15,527	$13,831	$(2,541)	$39,341	$14,776

6,850	4,520	42,393	33,820	58,840	415	5,736	4,878	15,320	668
2,210	1,132	12,364	5,708	17,175	4,615	1,033	681	1,950	769
(3,607)	(1,999)	(6,240)	(18,697)	(7,654)	(11,093)	(2,735)	(1,305)	(1,103)	(2,380)

5,453	3,653	48,517	20,831	68,361	(6,063)	4,034	4,254	16,167	(943)

7,640	23,682	16,645	35,619	23,385	59,148	7,055	15,801	15,934	38,123
19,490	13,858	39,793	27,058	51,237	22,881	6,105	6,123	26,751	19,932
(11,857)	(8,879)	(40,631)	(43,455)	(61,099)	(19,682)	(4,612)	(3,867)	(26,924)	(16,554)

15,273	28,661	15,807	19,222	13,523	62,347	8,548	18,057	15,761	41,501

—	—	24	63	28	130	—	—	—	—
—	—	652	499	661	326	—	—	—	—
—	—	(498)	(1,224)	(430)	(951)	—	—	—	—

—	—	178	(662)	259	(495)	—	—	—	—

Statements of changes in net assets

111	American Funds Insurance Series

	Global Growth
	and Income Fund		Growth-Income Fund		Asset Allocation Fund
	Six months	Year ended	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
	2008*	2007	2008*	2007	2008*	2007

Operations:
Net investment income	$28,972	$29,034	$242,422	$466,168	$121,501	$211,683
Net realized gain (loss) on investments and currency transactions	7,417	77,806	488,492	1,633,341	(126,974)	357,101
Net unrealized (depreciation) appreciation on investments and currency translations	(263,709)	41,796	(3,967,035)	(740,365)	(593,089)	(75,392)

Net (decrease) increase in net assets resulting from operations	(227,320)	148,636	(3,236,121)	1,359,144	(598,562)	493,392

Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gains:
Class 1	—	(1,370)	(22,859)	(99,611)	(10,686)	(42,539)
Class 2	—	(30,736)	(60,708)	(355,785)	(29,050)	(157,653)
Class 3	—	—	(1,080)	(6,561)	(270)	(1,590)

Total dividends from net investment income and currency gains	—	(32,106)	(84,647)	(461,957)	(40,006)	(201,782)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(394)	(1,952)	(42,380)	(17,061)	(2,375)	(5,053)
Class 2	(9,569)	(47,286)	(130,677)	(69,728)	(7,163)	(28,051)
Class 3	—	—	(2,231)	(1,354)	(65)	(297)
Long-term net realized gains:
Class 1	(236)	(565)	(351,389)	(164,342)	(85,489)	(36,748)
Class 2	(5,742)	(14,	077) (1,083,493)	(671,641)	(257,869)	(204,006)
Class 3	—	—	(18,492)	(13,040)	(2,333)	(2,162)

Total distributions from net realized gain on investments	(15,941)	(63,880)	(1,628,662)	(937,166)	(355,294)	(276,317)

Total dividends and distributions paid to shareholders	(15,941)	(95,986)	(1,713,309)	(1,399,123)	(395,300)	(478,099)

Capital share transactions:
Class 1:
Proceeds from shares sold	28,265	44,895	2,105,765	2,341,348	579,511	896,096
Proceeds from reinvestment of dividends and distributions	630	3,887	416,628	281,014	98,550	84,340
Cost of shares repurchased	(2,297)	(18,147)	(626,770)	(673,969)	(57,812)	(115,427)

Net increase (decrease) from Class 1 transactions	26,598	30,635	1,895,623	1,948,393	620,249	865,009

Class 2:
Proceeds from shares sold	505,031	1,224,641	690,503	2,013,524	218,833	717,517
Proceeds from reinvestment of dividends and distributions	15,311	92,099	1,274,878	1,097,154	294,082	389,710
Cost of shares repurchased	(20,483)	(6,505)	(2,142,570)	(2,602,486)	(221,544)	(193,263)

Net increase (decrease) from Class 2 transactions	499,859	1,310,235	(177,189)	508,192	291,371	913,964

Class 3:
Proceeds from shares sold	—	—	299	778	445	3,124
Proceeds from reinvestment of dividends and distributions	—	—	21,803	20,955	2,668	4,049
Cost of shares repurchased	—	—	(31,726)	(77,378)	(5,161)	(12,795)

Net (decrease) increase from Class 3 transactions	—	—	(9,624)	(55,645)	(2,048)	(5,622)

Net increase in net assets resulting from capital share transactions	526,457	1,340,870	1,708,810	2,400,940	909,572	1,773,351

Total increase (decrease) in net assets	283,196	1,393,520	(3,240,620)	2,360,961	(84,290)	1,788,644
Net assets:
Beginning of period	2,076,113	682,593	29,265,815	26,904,854	9,306,110	7,517,466

End of period	$2,359,309	$2,076,113	$26,025,195	$29,265,815	$9,221,820	$9,306,110

Undistributed (distributions in excess of) net investment income	$27,600	$(1,372)	$240,468	$82,693	$121,103	$39,608

Shares of beneficial interest:
Class 1:
Shares sold	2,517	3,807	52,015	52,474	32,747	46,825
Shares issued on reinvestment of dividends and distributions	59	337	11,424	6,397	5,856	4,483
Shares repurchased	(206)	(1,495)	(15,539)	(15,323)	(3,274)	(6,055)

Net increase (decrease) in shares outstanding	2,370	2,649	47,900	43,548	35,329	45,253

Class 2:
Shares sold	44,790	104,297	17,507	46,137	12,473	37,981
Shares issued on reinvestment of dividends and distributions	1,435	8,017	35,218	25,097	17,610	20,722
Shares repurchased	(1,871)	(561)	(53,416)	(59,040)	(12,680)	(10,240)

Net increase (decrease) in shares outstanding	44,354	111,753	(691)	12,194	17,403	48,463

Class 3:
Shares sold	—	—	8	18	25	165
Shares issued on reinvestment of dividends and distributions	—	—	598	476	158	214
Shares repurchased	—	—	(799)	(1,757)	(292)	(671)

Net (decrease) increase in shares outstanding	—	—	(193)	(1,263)	(109)	(292)

*	Unaudited.
See Notes to Financial Statements

112	American Funds Insurance Series

(dollars and shares in thousands)

						U.S. Government/
Bond Fund		Global Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2008*	2007	2008*	2007	2008*	2007	2008*	2007	2008*	2007

$149,315	$233,657	$12,115	$6,041	$50,527	$92,403	$20,192	$33,300	$8,313	$22,878
(5,227)	34,797	3,299	3,344	(11,546)	3,093	2,917	2,138	15	3

(170,129)	(128,206)	(3,045)	4,164	(61,308)	(81,331)	(15,474)	12,104	(54)	(32)

(26,041)	140,248	12,369	13,549	(22,327)	14,165	7,635	47,542	8,274	22,849

(16,750)	(27,191)	(91)	(761)	(4,365)	(34,436)	(1,632)	(15,945)	(697)	(7,248)
(33,237)	(327,209)	(1,048)	(7,129)	(12,551)	(110,945)	(4,374)	(37,372)	(3,273)	(25,540)
—	—	—	—	(325)	(3,325)	(160)	(2,188)	(120)	(1,300)

(49,987)	(354,400)	(1,139)	(7,890)	(17,241)	(148,706)	(6,166)	(55,505)	(4,090)	(34,088)

(3,045)	—	(23)	—	—	—	—	—	—	—
(6,365)	—	(262)	—	—	—	—	—	—	—

(1,523)	—	—	—	—	—	—	—	—	—
(3,182)	—	—	—	—	—	—	—	—	—

(14,115)	—	(285)	—	—	—	—	—	—	—

(64,102)	(354,400)	(1,424)	(7,890)	(17,241)	(148,706)	(6,166)	(55,505)	(4,090)	(34,088)

1,693,000	223,507	43,365	15,323	97,029	64,447	89,893	17,198	35,501	82,701
21,318	27,191	114	761	4,365	34,436	1,632	15,945	697	7,248
(221,946)	(27,058)	(4,278)	(687)	(55,915)	(54,035)	(16,858)	(37,415)	(28,998)	(73,550)

1,492,372	223,640	39,201	15,397	45,479	44,848	74,667	(4,272)	7,200	16,399

363,717	1,307,778	495,023	256,862	73,738	222,164	203,559	179,695	267,502	400,501
42,784	327,209	1,310	7,129	12,551	110,945	4,374	37,372	3,273	25,540
(1,134,416)	(133,653)	(18,496)	(4,474)	(48,716)	(67,426)	(5,785)	(17,046)	(101,127)	(247,164)

(727,915)	1,501,334	477,837	259,517	37,573	265,683	202,148	200,021	169,648	178,877

—	—	—	—	2,313	2,454	3,564	3,966	11,408	20,409
—	—	—	—	325	3,325	160	2,188	120	1,300
—	—	—	—	(4,027)	(8,871)	(3,767)	(8,953)	(9,625)	(19,332)

—	—	—	—	(1,389)	(3,092)	(43)	(2,799)	1,903	2,377

764,457	1,724,974	517,038	274,914	81,663	307,439	276,772	192,950	178,751	197,653

674,314	1,510,822	527,983	280,573	42,095	172,898	278,241	184,987	182,935	186,414

5,114,599	3,603,777	307,400	26,827	1,331,979	1,159,081	837,391	652,404	584,364	397,950

$5,788,913	$5,114,599	$835,383	$307,400	$1,374,074	$1,331,979	$1,115,632	$837,391	$767,299	$584,364

$149,326	$49,998	$12,353	$1,377	$48,890	$15,604	$20,053	$6,027	$8,218	$3,995

151,933	19,367	3,864	1,435	8,444	5,144	7,591	1,447	3,098	7,068
1,943	2,432	10	71	380	2,837	139	1,385	61	633
(19,916)	(2,340)	(378)	(66)	(4,890)	(4,245)	(1,416)	(3,160)	(2,525)	(6,295)

133,960	19,459	3,496	1,440	3,934	3,736	6,314	(328)	634	1,406

32,909	113,731	44,300	24,105	6,482	17,346	17,242	15,266	23,446	34,457
3,940	29,490	118	667	1,103	9,210	377	3,262	287	2,244
(102,872)	(11,757)	(1,636)	(425)	(4,327)	(5,429)	(491)	(1,450)	(8,846)	(21,256)

(66,023)	131,464	42,782	24,347	3,258	21,127	17,128	17,078	14,887	15,445

—	—	—	—	202	191	299	333	995	1,743
—	—	—	—	28	273	14	190	11	114
—	—	—	—	(349)	(690)	(316)	(759)	(839)	(1,658)

—	—	—	—	(119)	(226)	(3)	(236)	167	199

113	American Funds Insurance Series

Notes to financial statements	unaudited
1. Organization and significant accounting policies
Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
Global Discovery Fund — Seeks long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund — Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
International Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.
New World Fund — Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks and provide an opportunity for growth of principal.
Global Growth and Income Fund — Seeks long-term growth of capital and to provide current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund — Seeks growth of capital and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Bond Fund — Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.
Global Bond Fund — Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.
High-Income Bond Fund — Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.
U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.
Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
Each fund in the series offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

114	American Funds Insurance Series

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:
Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts — The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the funds could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the funds value forward

115	American Funds Insurance Series

currency contracts based on the applicable exchange rates and record unrealized gains or losses. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statements of assets and liabilities.

Mortgage dollar rolls — The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions — The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.
2. Investments outside the U.S.
Investment risk — The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.
Taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.
3. Federal income taxation and distributions
Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2008, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.
All of the funds, with the exception of Global Growth and Income Fund and Global Bond Fund, are not subject to examination by U.S. federal tax authorities for years before 2004, nor by state tax authorities for years before 2003. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 and 2007, remain open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; and Growth Fund for tax years before 2005. All other funds are not subject to examination by tax authorities outside the U.S.
Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

116	American Funds Insurance Series

Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.
As indicated in the table below and on the following page, three funds had capital loss carryforwards available at December 31, 2007. These will be used to offset any capital gains realized by the funds in the current and future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.
The components of distributable earnings on a tax basis are reported as of December 31, 2007, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2008.
Additional tax basis disclosures are as follows:

	(dollars in thousands)
							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2007:
Undistributed ordinary income	$3,099	$67,002	$71,155	$359,823	$160,621	$28,543	$49,874
Post-October currency loss deferrals (realized during the period November 1, 2007, through December 31, 2007)*	(11)	(640)	(574)	(1,397)	(662)	—	—
Undistributed long-term capital gain	3,027	387,152	390,606	2,633,369	1,165,731	127,723	217,880

As of June 30, 2008:
Gross unrealized appreciation on investment securities	$29,567	$856,928	$755,929	$6,751,412	$1,750,714	$459,747	$515,075
Gross unrealized depreciation on investment securities	(30,172)	(510,864)	(473,827)	(3,285,883)	(869,402)	(120,666)	(779,974)

Net unrealized (depreciation) appreciation on investment securities	$(605)	$346,064	$282,102	$3,465,529	$881,312	$339,081	$(264,899)

Cost of investment securities	$248,278	$5,405,462	$3,484,322	$25,785,594	$9,543,237	$1,748,064	$4,051,204

For footnotes, please see end of table.

117	American Funds Insurance Series

	(dollars in thousands)
	Global						U.S. Government/
	Growth	Growth-	Asset			High-	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2007:
Undistributed ordinary income	$9,814	$258,828	$49,061	$58,594	$1,345	$17,217	$6,102	$4,033
Post-October currency loss deferrals (realized during the period November 1, 2007, through December 31, 2007)*	—	(505)	—	—	—	(28)	—	—
Undistributed long-term capital gain	5,766	1,452,853	345,444	4,691	—	—	—	—
Post-October capital loss deferrals (realized during the period November 1, 2007, through December 31, 2007)*	—	—	—	—	(13)	(1,347)	(29)	—

Capital loss carryforwards:
Expiring 2008	—	—	—	—	—	$—	$2,459	$—
Expiring 2009	—	—	—	—	—	41,518	—	—
Expiring 2010	—	—	—	—	—	50,900	—	—
Expiring 2011	—	—	—	—	—	35,517	—	—
Expiring 2013	—	—	—	—	—	—	—	1
Expiring 2014	—	—	—	—	—	—	4,453	— †

	—	—	—	—	—	$127,935	$6,912	$1

As of June 30, 2008:
Gross unrealized appreciation on investment securities	$149,405	$4,447,648	$1,478,578	$67,774	$12,477	$26,049	$10,632	$11
Gross unrealized depreciation on investment securities	(322,255)	(3,780,269)	(869,553)	(313,435)	(10,987)	(136,358)	(13,253)	(86)

Net unrealized (depreciation) appreciation on investment securities	$(172,850)	$667,379	$609,025	$(245,661)	$1,490	$(110,309)	$(2,621)	$(75)

Cost of investment securities	$2,540,078	$25,244,311	$8,613,424	$6,128,365	$802,571	$1,466,704	$1,144,915	$766,240

*	These deferrals are considered incurred in the subsequent year.

†	Amount less than one thousand.

118	American Funds Insurance Series

4. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service Company® (“AFS”), the series’ transfer agent, and American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares.
Investment advisory services — The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.
CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2008, total aggregate investment advisory services fees waived by CRMC were $19,293,000. As a result, the aggregate fees shown on the accompanying financial statements of $192,936,000 were reduced to $173,643,000. The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)		For the six months	For the six months
					ended June 30, 2008,	ended June 30, 2008,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver

Global Discovery	.580%	.440%	$.5	$1.0	.58%	.52%
Global Growth	.690	.460	.6	5.0	.52	.47
Global Small Capitalization	.800	.650	.6	3.0	.70	.63
Growth	.500	.285	.6	27.0	.32	.29
International	.690	.430	.5	21.0	.49	.44
New World	.850	.660	.5	1.5	.74	.67
Blue Chip Income and Growth	.500	.370	.6	4.0	.42	.38
Global Growth and Income	.690	.500	.6	2.0	.59	.53
Growth-Income	.500	.222	.6	27.0	.26	.23
Asset Allocation	.500	.250	.6	8.0	.30	.27
Bond	.480	.340	.6	5.0	.39	.35
Global Bond	.570		all		.57	.51
High-Income Bond	.500	.420	.6	2.0	.47	.42
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.44	.40
Cash Management	.320		all		.32	.29
Transfer agent services — The aggregate fee of $34,000 was incurred during the six months ended June 30, 2008, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder record-keeping, communications and transaction processing.

119	American Funds Insurance Series

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows:

	(dollars in thousands)
		Decrease in value
	Current fees	of deferred amounts

Global Discovery	$1	$— *
Global Growth	19	(2)
Global Small Capitalization	13	(1)
Growth	98	(24)
International	36	(10)
New World	7	(1)
Blue Chip Income and Growth	14	(1)
Global Growth and Income	7	— *
Growth-Income	93	(27)
Asset Allocation	30	(6)
Bond	18	(2)
Global Bond	2	— *
High-Income Bond	4	(2)
U.S. Government/AAA-Rated Securities	3	(2)
Cash Management	2	(1)

*	Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.
5. Distribution services
The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2008, distribution expenses under the plans for the series aggregated $104,587,000 for Class 2 and $900,000 for Class 3. Class 1 shares have not adopted a plan of distribution.
6. Disclosure of fair value measurements
The series adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the funds to classify their assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

120	American Funds Insurance Series

The following table presents the funds’ valuation levels as of June 30, 2008 (dollars in thousands):

							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investment securities:
Level 1 — Quoted prices	$132,555	$1,798,568	$1,294,259	$24,785,862	$719,547	$530,195	$3,518,056
Level 2 — Other significant observable inputs	115,118 [1]	3,945,472 [1]	2,461,422 [1]	4,406,309 [1]	9,697,168 [1]	1,556,950 [1]	266,215
Level 3 — Significant unobservable inputs	—	7,486	10,743	58,952	7,834	—	2,034

Total	$247,673	$5,751,526	$3,766,424	$29,251,123	$10,424,549	$2,087,145	$3,786,305

							U.S.
	Global						Government/
	Growth	Growth-	Asset			High-Income	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investment securities:
Level 1 — Quoted prices	$985,513	$20,976,695	$5,110,509	$83,289	$544	$20,104	$—	$—
Level 2 — Other significant observable inputs	1,381,715 [1]	4,880,753 [1]	4,093,268 [1]	5,792,806	802,209	1,311,466	1,133,560	766,165
Level 3 — Significant unobservable inputs	—	54,242	18,672	6,609	1,308	24,825	8,734	—

Total	$2,367,228	$25,911,690	$9,222,449	$5,882,704	$804,061	$1,356,395	$1,142,294	$766,165

Forward currency contracts[2]:
Level 2 — Other significant observable inputs	—	—	$(139)	$(1,916)	$(874)	$(74)	—	—

The following table reconciles the valuation of the funds’ Level 3 investment securities and related transactions during the six months ended June 30, 2008 (dollars in thousands):

					Blue Chip
	Global	Global Small			Income
	Growth	Capitalization	Growth	International	and Growth
	Fund	Fund	Fund	Fund	Fund

Beginning value at 1/1/2008	$7,120	$7,795	$85,603	$8,540	$—
Net purchases	—	—	38,571	—	4,200
Net unrealized appreciation (depreciation)[3]	366	(2,384)	(792)	(706)	(2,166)
Net transfers into (out of) Level 3	—	5,332	(64,430)	—	—

Ending value at 6/30/2008	$7,486	$10,743	$58,952	$7,834	$2,034

Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at 6/30/2008[3]	$366	$(2,384)	— [4]	$(706)	$(2,166)

						U.S.
						Government/
	Growth-	Asset			High-Income	AAA-Rated
	Income	Allocation	Bond	Global Bond	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund

Beginning value at 1/1/2008	$—	$57,405	$29,355	$885	$17,514	$8,677
Net purchases (sales)	6,131	(793)	(94)	883	7	(61)
Net realized loss[3]	—	(538)	—	—	(221)	—
Net unrealized depreciation[3]	(5,527)	(709)	(1,021)	(223)	(210)	(395)
Net transfers into (out of) Level 3	53,638	(36,693)	(21,631)	(237)	7,735	513

Ending value at 6/30/2008	$54,242	$18,672	$6,609	$1,308	$24,825	$8,734

Net unrealized (depreciation) appreciation during the period on Level 3 investment securities held at 6/30/2008[3]	$(5,527)	$91	$(1)	$(163)	$224	$(321)

[1]	Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

[2]	Net unrealized depreciation on forward currency contracts is not included in the summary investment portfolio.

[3]	Net realized loss and net unrealized appreciation (depreciation) are included in the related amounts on investments in the statements of operations. [4]Amount less than one thousand.

121	American Funds Insurance Series

7. Investment transactions and other disclosures
As of June 30, 2008, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies as follows:

		(amounts in thousands)
				U.S. valuation at
		Contract amount		June 30, 2008
					Unrealized
					appreciation
Fund		Non-U.S.	U.S.	Amount	(depreciation)

Purchases:
Bond	Euros, expiring 7/16-9/12/2008	€36,430	$56,697	$57,239	$542
Bond	Japanese yen, expiring 7/10-8/20/2008	¥3,325,484	32,090	31,427	(663)
Bond	Singapore dollars, expiring 8/8-8/25/2008	S$28,407	21,000	20,926	(74)
Bond	Swiss francs, expiring 8/25/2008	CHF5,403	5,250	5,308	58
Global Bond	Euros, expiring 7/9-9/12/2008	€33,768	52,676	53,082	406
Global Bond	Japanese yen, expiring 7/9-9/19/2008	¥7,163,456	68,753	67,759	(994)
Global Bond	Singapore dollars, expiring 7/9-9/17/2008	S$21,435	15,673	15,796	123
Global Bond	Swiss francs, expiring 8/25/2008	CHF9,146	8,844	8,985	141
Sales:
Asset Allocation	Euros, expiring 7/10-9/19/2008	€7,619	11,844	11,983	(139)
Bond	Australian dollars, expiring 8/12-8/20/2008	A$11,780	11,036	11,218	(182)
Bond	British pounds, expiring 7/16-9/12/2008	£13,464	26,376	26,743	(367)
Bond	Euros, expiring 7/31-9/16/2008	€65,663	101,405	103,228	(1,823)
Bond	Israeli shekels, expiring 8/29-9/5/2008	ILS46,710	14,221	13,925	296
Bond	Korean won, expiring 7/15/2008	KRW10,709,140	10,519	10,222	297
Global Bond	Australian dollars, expiring 7/9-8/20/2008	A$10,780	9,962	10,280	(318)
Global Bond	British pounds, expiring 7/16-9/12/2008	£12,850	25,251	25,532	(281)
Global Bond	Euros, expiring 7/10-9/18/2008	€3,904	6,021	6,128	(107)
Global Bond	Israeli shekels, expiring 8/29-9/5/2008	ILS13,170	4,010	3,926	84
Global Bond	Korean won, expiring 7/15/2008	KRW1,046,950	1,028	999	29
Global Bond	Swedish kronor, expiring 8/25/2008	SKr32,000	5,344	5,301	43
High-Income Bond	Euros, expiring 7/10-9/19/2008	€2,497	3,847	3,921	(74)

122	American Funds Insurance Series

The following table presents additional information for the six months ended June 30, 2008:

	(dollars in thousands)
							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$75,647	$1,417,524	$988,201	$4,430,601	$2,862,725	$350,347	$544,557
Sales of investment securities*	54,689	781,446	723,399	2,970,007	2,402,774	219,914	395,527
Non-U.S taxes paid on dividend income	219	7,351	2,004	7,060	23,433	2,613	572
Non-U.S taxes paid on realized gains	— †	853	947	— †	—	84	—
Dividends from affiliated issuers	—	—	1,270	1,841	—	—	—
Net realized gain (loss) from affiliated issuers	—	—	1,457	(19,320)	—	—	—

	(dollars in thousands)
							U.S.
	Global						Government/
	Growth	Growth-	Asset			High-Income	AAA-Rated	Cash
	and Income	Income	Allocation	Bond	Global Bond	Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$974,139	$4,300,012	$1,213,845	$1,732,967	$552,402	$174,668	$235,764	$3,052,899
Sales of investment securities*	255,243	3,723,485	559,327	1,001,294	183,844	188,575	142,426	2,879,276
Non-U.S taxes paid on dividend income	2,449	7,773	1,021	—	—	—	—	—
Non-U.S taxes paid on interest income	—	—	—	92	37	1	—	—

*	Excludes short-term securities, except for Cash Management Fund, and U.S. government obligations, if any.

†	Amount less than one thousand.

123	American Funds Insurance Series

Financial highlights1

		(Loss) income from											Ratio of
		investment operations[2]			Dividends and distributions								net
			Net (losses)								Ratio of	Ratio of	income
	Net asset		gains on		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Global Discovery Fund

Class 1
6/30/08[4]	$14.09	$.10	$(1.91)	$(1.81)	$—	$(.30)	$(.30)	$11.98	(12.91)%	$30	.60%[5]	.54%[5]	1.51%[5]
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60	.54	1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62	.56	1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22	.61	.56	1.27
12/31/04	9.94	.08	.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20	.61	.60	.81
12/31/03	7.26	.05	2.67	2.72	(.04)	—	(.04)	9.94	37.41	17	.61	.61	.55
Class 2
6/30/08[4]	14.02	.08	(1.90)	(1.82)	—	(.30)	(.30)	11.90	(13.04)	220	.85 [5]	.79 [5]	1.27 [5]
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85	.79	.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87	.81	.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89	.86	.81	1.04
12/31/04	9.92	.06	.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51	.86	.85	.60
12/31/03	7.25	.02	2.67	2.69	(.02)	—	(.02)	9.92	37.11	24	.86	.86	.28

Global Growth Fund

Class 1
6/30/08[4]	$25.15	$.34	$(2.74)	$(2.40)	$(.05)	$(1.75)	$(1.80)	$20.95	(9.64)%	$891	.54%[5]	.49%[5]	2.87%[5]
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55	.50	2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278	.58	.53	1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206	.62	.57	1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80	202	.65	.64	1.15
12/31/03	11.35	.12	3.91	4.03	(.08)	—	(.08)	15.30	35.63	188	.70	.70	.94
Class 2
6/30/08[4]	25.00	.30	(2.71)	(2.41)	(.04)	(1.75)	(1.79)	20.80	(9.74)	4,861	.79 [5]	.74 [5]	2.53 [5]
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80	.75	1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015	.83	.78	1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617	.87	.82	1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796	.90	.89	.92
12/31/03	11.32	.09	3.89	3.98	(.05)	—	(.05)	15.25	35.27	1,082	.95	.95	.68

Global Small Capitalization Fund

Class 1
6/30/08[4]	$27.20	$.11	$(3.39)	$(3.28)	$—	$(2.88)	$(2.88)	$21.04	(12.28)%	$400	.74%[5]	.67%[5]	.89%[5]
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73	.66	.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77	.69	.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231	.79	.73	.72
12/31/04	14.15	.02	2.97	2.99	—	—	—	17.14	21.13	193	.81	.80	.15
12/31/03	9.27	— [6]	4.97	4.97	(.09)	—	(.09)	14.15	53.92	163	.83	.83	(.03)
Class 2
6/30/08[4]	26.95	.07	(3.35)	(3.28)	—	(2.88)	(2.88)	20.79	(12.39)	3,384	.99 [5]	.92 [5]	.62 [5]
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98	.91	.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04	.97	.49
12/31/04	14.08	(.01)	2.95	2.94	—	—	—	17.02	20.88	1,198	1.06	1.05	(.07)
12/31/03	9.23	(.03)	4.95	4.92	(.07)	—	(.07)	14.08	53.53	665	1.08	1.08	(.28)

124	American Funds Insurance Series

		(Loss) income from
		investment operations[2]			Dividends and distributions
			Net (losses)								Ratio of		Ratio of		Ratio of
	Net asset		gains on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Growth Fund

Class 1
6/30/08[4]	$67.22	$.40	$(5.38)	$(4.98)	$(.08)	$(6.26)	$(6.34)	$55.90	(7.60)%	$6,912	.33%[5]		.30%[5]		1.26%[5]
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33		.30		1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34		.31		1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709	.35		.32		.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744	.36		.36		.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15	3,877	.39		.39		.41
Class 2
6/30/08[4]	66.72	.30	(5.32)	(5.02)	(.05)	(6.26)	(6.31)	55.39	(7.71)	21,927	.58	[5]	.55	[5]	.95	[5]
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58		.55		.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59		.56		.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343	.60		.57		.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055	.61		.61		.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80	7,107	.64		.64		.16
Class 3
6/30/08[4]	67.21	.32	(5.36)	(5.04)	(.06)	(6.26)	(6.32)	55.85	(7.69)	363	.51	[5]	.48	[5]	1.03	[5]
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51		.48		.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52		.49		.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499	.53		.50		.69
12/31/04[7]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516	.54	[5]	.53	[5]	.54	[5]

International Fund

Class 1
6/30/08[4]	$24.81	$.36	$(3.24)	$(2.88)	$(.04)	$(2.74)	$(2.78)	$19.15	(11.69)%	$2,627	.52%[5]		.47%[5]		3.12%[5]
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52		.47		1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54		.49		1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599	.57		.52		1.92
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495	.60		.59		1.54
12/31/03	10.07	.15	3.38	3.53	(.19)	—	(.19)	13.41	35.12	1,431	.63		.63		1.40
Class 2
6/30/08[4]	24.72	.29	(3.19)	(2.90)	(.03)	(2.74)	(2.77)	19.05	(11.83)	7,750	.77	[5]	.72	[5]	2.59	[5]
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77		.72		1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79		.74		1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790	.82		.77		1.64
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752	.84		.83		1.27
12/31/03	10.05	.12	3.37	3.49	(.15)	—	(.15)	13.39	34.85	1,385	.88		.88		1.08
Class 3
6/30/08[4]	24.80	.31	(3.20)	(2.89)	(.04)	(2.74)	(2.78)	19.13	(11.77)	100	.70	[5]	.65	[5]	2.69	[5]
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70		.65		1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72		.67		1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116	.75		.70		1.74
12/31/04[7]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115	.77	[5]	.77	[5]	1.45	[5]

New World Fund

Class 1
6/30/08[4]	$25.88	$.29	$(2.48)	$(2.19)	$(.08)	$(1.70)	$(1.78)	$21.91	(8.58)%	$309	.80%[5]		.73%[5]		2.41%[5]
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82		.74		1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88		.80		2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88	.92		.85		2.22
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63	.93		.92		1.81
12/31/03	8.76	.21	3.21	3.42	(.19)	—	(.19)	11.99	39.56	47	.92		.92		2.15
Class 2
6/30/08[4]	25.69	.26	(2.46)	(2.20)	(.07)	(1.70)	(1.77)	21.72	(8.68)	1,771	1.05	[5]	.98	[5]	2.13	[5]
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17		1.10		1.97
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18		1.17		1.57
12/31/03	8.73	.19	3.19	3.38	(.17)	—	(.17)	11.94	39.18	224	1.17		1.17		1.90
For footnotes, please see end of table.

125	American Funds Insurance Series

		(Loss) income from
		investment operations[2]			Dividends and distributions
			Net (losses)								Ratio of		Ratio of		Ratio of
	Net asset		gains on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Blue Chip Income and Growth Fund

Class 1
6/30/08[4]	$11.53	$.12	$(1.84)	$(1.72)	$(.04)	$(.65)	$(.69)	$9.12	(15.07)%	$260	.43%[5]		.39%[5]		2.33%[5]
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42		.38		1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43		.39		1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135	.45		.41		1.73
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129	.46		.46		1.60
12/31/03	7.17	.13	2.11	2.24	—	—	—	9.41	31.24	107	.52		.50		1.67
Class 2
6/30/08[4]	11.45	.10	(1.81)	(1.71)	(.04)	(.65)	(.69)	9.05	(15.13)	3,520	.68	[5]	.64	[5]	1.91	[5]
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67		.63		1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68		.64		1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029	.70		.66		1.48
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349	.71		.70		1.37
12/31/03	7.16	.11	2.09	2.20	—	—	—	9.36	30.73	1,490	.76		.74		1.41

Global Growth and Income Fund

Class 1
6/30/08[4]	$11.78	$.16	$(1.27)	$(1.11)	$—	$(.07)	$(.07)	$10.60	(9.41)%	$96	.61%[5]		.55%[5]		2.81%[5]
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71		.58		2.37
12/31/06[8]	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.72	[5]	.65	[5]	2.10	[5]
Class 2
6/30/08[4]	11.75	.14	(1.26)	(1.12)	—	(.07)	(.07)	10.56	(9.52)	2,263	.86	[5]	.80	[5]	2.57	[5]
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96		.83		2.11
12/31/06[8]	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.97	[5]	.90	[5]	1.64	[5]

Growth-Income Fund

Class 1
6/30/08[4]	$42.52	$.40	$(4.99)	$(4.59)	$(.14)	$(2.36)	$(2.50)	$35.43	(11.00)%	$6,378	.28%[5]		.25%[5]		2.00%[5]
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27		.25		1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28		.25		1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825	.29		.27		1.68
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213	.31		.30		1.39
12/31/03	25.63	.42	7.96	8.38	(.40)	—	(.40)	33.61	32.76	4,402	.34		.34		1.45
Class 2
6/30/08[4]	42.26	.34	(4.95)	(4.61)	(.12)	(2.36)	(2.48)	35.17	(11.08)	19,317	.53	[5]	.50	[5]	1.72	[5]
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52		.50		1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53		.50		1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608	.54		.52		1.44
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105	.56		.55		1.19
12/31/03	25.52	.34	7.92	8.26	(.30)	—	(.30)	33.48	32.43	7,824	.59		.59		1.18
Class 3
6/30/08[4]	42.51	.35	(4.98)	(4.63)	(.12)	(2.36)	(2.48)	35.40	(11.05)	330	.46	[5]	.43	[5]	1.80	[5]
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45		.43		1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46		.43		1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471	.47		.45		1.50
12/31/04[7]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537	.49	[5]	.48	[5]	1.24	[5]

126	American Funds Insurance Series

		(Loss) income from
		investment operations[2]			Dividends and distributions
			Net (losses)								Ratio of		Ratio of		Ratio of
	Net asset		gains on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

Asset Allocation Fund

Class 1
6/30/08[4]	$18.51	$.25	$(1.39)	$(1.14)	$(.08)	$(.67)	$(.75)	$16.62	(6.22)%	$2,318	.31%[5]		.28%[5]		2.85%[5]
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32		.29		2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33		.30		2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879	.35		.32		2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899	.38		.37		2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14	911	.42		.42		3.12
Class 2
6/30/08[4]	18.39	.23	(1.39)	(1.16)	(.07)	(.67)	(.74)	16.49	(6.36)	6,842	.56	[5]	.53	[5]	2.61	[5]
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57		.54		2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58		.55		2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120	.60		.57		2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797	.62		.62		2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74	2,314	.67		.67		2.81
Class 3
6/30/08[4]	18.50	.24	(1.38)	(1.14)	(.08)	(.67)	(.75)	16.61	(6.26)	62	.49	[5]	.46	[5]	2.69	[5]
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50		.47		2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51		.48		2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76	.53		.50		2.39
12/31/04[7]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55	[5]	.55	[5]	2.50	[5]

Bond Fund

Class 1
6/30/08[4]	$11.14	$.31	$(.35)	$(.04)	$(.10)	$(.03)	$(.13)	$10.97	(0.39)%	$1,900	.40%[5]		.36%[5]		5.66%[5]
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436	.41		.37		5.59
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230	.43		.39		5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182	.44		.40		5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195	.45		.44		4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07	213	.47		.47		5.19
Class 2
6/30/08[4]	11.03	.30	(.35)	(.05)	(.09)	(.03)	(.12)	10.86	(0.44)	3,889	.65	[5]	.61	[5]	5.43	[5]
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679	.66		.62		5.34
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374	.68		.64		5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312	.69		.65		5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759	.70		.69		4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80	1,280	.72		.72		4.88

Global Bond Fund

Class 1
6/30/08[4]	$10.83	$.23	$.18	$.41	$(.02)	$— [6]	$(.02)	$11.22	3.69%	$68	.60%[5]		.54%[5]		4.17%[5]
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28	.61		.55		4.61
12/31/06[9]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12	.15		.13		1.00
Class 2
6/30/08[4]	10.81	.22	.17	.39	(.02)	— [6]	(.02)	11.18	3.61	767	.85	[5]	.79	[5]	3.91	[5]
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279	.86		.80		4.41
12/31/06[10]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15	.13		.12		.60
For footnotes, please see end of table.

127	American Funds Insurance Series

		(Loss) income from
		investment operations[2]			Dividends and distributions
			Net (losses)								Ratio of		Ratio of		Ratio of
	Net asset		gains on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]

High-Income Bond Fund

Class 1
6/30/08[4]	$11.65	$.45	$(.62)	$(.17)	$(.15)	—	$(.15)	$11.33	(1.50)%	$344	.48%[5]		.43%[5]		7.89%[5]
12/31/07	12.90	.95	(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308	.48		.44		7.41
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293	.49		.45		7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309	.50		.46		6.76
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364	.50		.50		6.74
12/31/03	10.44	.90	2.12	3.02	(.92)	—	(.92)	12.54	29.79	411	.51		.51		7.74
Class 2
6/30/08[4]	11.55	.43	(.62)	(.19)	(.14)	—	(.14)	11.22	(1.65)	1,004	.73	[5]	.68	[5]	7.65	[5]
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996	.73		.69		7.17
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832	.74		.70		7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590	.75		.71		6.55
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444	.75		.74		6.48
12/31/03	10.39	.86	2.12	2.98	(.90)	—	(.90)	12.47	29.51	319	.76		.76		7.41
Class 3
6/30/08[4]	11.65	.44	(.62)	(.18)	(.14)	—	(.14)	11.33	(1.54)	26	.66	[5]	.61	[5]	7.72	[5]
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28	.66		.62		7.21
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.66	34	.67		.63		7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37	.68		.64		6.58
12/31/04[7]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46	.68	[5]	.68	[5]	6.57	[5]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/08[4]	$11.73	$.26	$(.13)	$.13	$(.07)	—	$(.07)	$11.79	1.11%	$287	.44%[5]		.40%[5]		4.35%[5]
12/31/07	11.87	.58	.20	.78	(.92)	—	(.92)	11.73	6.83	211	.46		.41		4.83
12/31/06	11.91	.55	(.10)	.45	(.49)	—	(.49)	11.87	3.95	218	.47		.42		4.64
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252	.47		.43		3.99
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286	.47		.46		3.68
12/31/03	12.37	.46	(.15)	.31	(.44)	—	(.44)	12.24	2.51	373	.46		.46		3.71
Class 2
6/30/08[4]	11.65	.24	(.12)	.12	(.07)	—	(.07)	11.70	1.00	800	.69	[5]	.65	[5]	4.10	[5]
12/31/07	11.79	.54	.19	.73	(.87)	—	(.87)	11.65	6.49	597	.71		.66		4.58
12/31/06	11.83	.51	(.09)	.42	(.46)	—	(.46)	11.79	3.75	402	.72		.67		4.40
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341	.72		.68		3.75
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285	.72		.71		3.42
12/31/03	12.31	.42	(.14)	.28	(.42)	—	(.42)	12.17	2.28	273	.71		.71		3.43
Class 3
6/30/08[4]	11.74	.25	(.13)	.12	(.07)	—	(.07)	11.79	0.99	29	.62	[5]	.58	[5]	4.18	[5]
12/31/07	11.86	.55	.20	.75	(.87)	—	(.87)	11.74	6.63	29	.64		.59		4.65
12/31/06	11.89	.52	(.09)	.43	(.46)	—	(.46)	11.86	3.80	32	.65		.60		4.45
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39	.65		.61		3.81
12/31/04[7]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65	[5]	.65	[5]	3.51	[5]

128	American Funds Insurance Series

		Income from
		investment operations[2]				Dividends and distributions
			Net									Ratio of	Ratio of	Ratio of
	Net asset		gains on			Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both		Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and		investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)		operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Cash Management Fund

Class 1
6/30/08[4]	$11.40	$.15	$—	[6]	$.15	$(.07)	—	$(.07)	$11.48	1.29%	$120	.33%[5]	.30%[5]	2.60%[5]
12/31/07	11.62	.57	—	[6]	.57	(.79)	—	(.79)	11.40	4.95	112	.33	.30	4.88
12/31/06	11.31	.54	—	[6]	.54	(.23)	—	(.23)	11.62	4.81	98	.33	.30	4.74
12/31/05	11.09	.33	—	[6]	.33	(.11)	—	(.11)	11.31	2.97	75	.33	.30	2.91
12/31/04	11.07	.11	—	[6]	.11	(.09)	—	(.09)	11.09	.96	78	.37	.36	.96
12/31/03	11.17	.07	—	[6]	.07	(.17)	—	(.17)	11.07	.67	103	.47	.47	.68
Class 2
6/30/08[4]	11.35	.13	—	[6]	.13	(.06)	—	(.06)	11.42	1.17	625	.58 [5]	.55 [5]	2.31 [5]
12/31/07	11.56	.54	—	[6]	.54	(.75)	—	(.75)	11.35	4.73	452	.58	.55	4.61
12/31/06	11.26	.51	—	[6]	.51	(.21)	—	(.21)	11.56	4.59	282	.58	.55	4.52
12/31/05	11.05	.30	—	[6]	.30	(.09)	—	(.09)	11.26	2.68	153	.58	.55	2.71
12/31/04	11.03	.08	—	[6]	.08	(.06)	—	(.06)	11.05	.70	110	.61	.61	.76
12/31/03	11.12	.05	—	[6]	.05	(.14)	—	(.14)	11.03	.47	99	.72	.72	.42
Class 3
6/30/08[4]	11.40	.13	—	[6]	.13	(.06)	—	(.06)	11.47	1.17	22	.51 [5]	.48 [5]	2.42 [5]
12/31/07	11.60	.55	—	[6]	.55	(.75)	—	(.75)	11.40	4.83	20	.51	.48	4.70
12/31/06	11.29	.52	—	[6]	.52	(.21)	—	(.21)	11.60	4.64	18	.51	.48	4.53
12/31/05	11.07	.30	—	[6]	.30	(.08)	—	(.08)	11.29	2.74	16	.51	.48	2.70
12/31/04[7]	11.07	.09	—	[6]	.09	(.09)	—	(.09)	11.07	.78	20	.54 [5]	.54 [5]	.80 [5]

	Six months	Year ended December 31
	ended June 30,
Portfolio turnover rate for all classes of shares	2008[4]	2007	2006		2005	2004	2003

Global Discovery Fund	23%	50%	31%		53%	28%	30%
Global Growth Fund	16	38	31		26	24	27
Global Small Capitalization Fund	20	49	50		47	49	51
Growth Fund	11	40	35		29	30	34
International Fund	24	41	29		40	37	40
New World Fund	12	34	32		26	18	19
Blue Chip Income and Growth Fund	10	27	21		33	13	12
Global Growth and Income Fund	14	36	8	[8]	—	—	—
Growth-Income Fund	15	24	25		20	21	21
Asset Allocation Fund	8	29	38		23	20	20
Bond Fund	29	57	57		46	34	20
Global Bond Fund	47	85	7	[9]	—	—	—
High-Income Bond Fund	15	32	35		35	38	48
U.S. Government/AAA-Rated Securities Fund	36	91	76		86	68	63
Cash Management Fund	—	—	—		—	—	—

[1]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

[4]	Unaudited.

[5]	Annualized.

[6]	Amount less than $.01.

[7]	From January 16, 2004, when Class 3 shares were first issued.

[8]	From May 1, 2006, commencement of operations.

[9]	From October 4, 2006, commencement of operations.

[10]	From November 6, 2006, when Class 2 shares were first issued.
See Notes to Financial Statements

129	American Funds Insurance Series

Expense example	unaudited
The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008, through June 30, 2008).
Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

130	American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2008	value 6/30/2008	during period*	expense ratio
Global Discovery Fund
Class 1 — actual return	$1,000.00	$870.93	$2.51	.54%
Class 1 — assumed 5% return	1,000.00	1,022.18	2.72	.54

Class 2 — actual return	1,000.00	869.58	3.67	.79
Class 2 — assumed 5% return	1,000.00	1,020.93	3.97	.79

Global Growth Fund
Class 1 — actual return	$1,000.00	$903.64	$2.32	.49%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.46	.49

Class 2 — actual return	1,000.00	902.64	3.50	.74
Class 2 — assumed 5% return	1,000.00	1,021.18	3.72	.74

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$877.20	$3.13	.67%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.37	.67

Class 2 — actual return	1,000.00	876.09	4.29	.92
Class 2 — assumed 5% return	1,000.00	1,020.29	4.62	.92

Growth Fund
Class 1 — actual return	$1,000.00	$924.03	$1.44	.30%
Class 1 — assumed 5% return	1,000.00	1,023.37	1.51	.30

Class 2 — actual return	1,000.00	922.85	2.63	.55
Class 2 — assumed 5% return	1,000.00	1,022.13	2.77	.55

Class 3 — actual return	1,000.00	923.09	2.30	.48
Class 3 — assumed 5% return	1,000.00	1,022.48	2.41	.48

International Fund
Class 1 — actual return	$1,000.00	$883.08	$2.20	.47%
Class 1 — assumed 5% return	1,000.00	1,022.53	2.36	.47

Class 2 — actual return	1,000.00	881.73	3.37	.72
Class 2 — assumed 5% return	1,000.00	1,021.28	3.62	.72

Class 3 — actual return	1,000.00	882.31	3.04	.65
Class 3 — assumed 5% return	1,000.00	1,021.63	3.27	.65

New World Fund
Class 1 — actual return	$1,000.00	$914.17	$3.47	.73%
Class 1 — assumed 5% return	1,000.00	1,021.23	3.67	.73

Class 2 — actual return	1,000.00	913.17	4.66	.98
Class 2 — assumed 5% return	1,000.00	1,019.99	4.92	.98

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$849.27	$1.79	.39%
Class 1 — assumed 5% return	1,000.00	1,022.92	1.96	.39

Class 2 — actual return	1,000.00	848.72	2.94	.64
Class 2 — assumed 5% return	1,000.00	1,021.68	3.22	.64

131	American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2008	value 6/30/2008	during period*	expense ratio
Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$905.89	$2.61	.55%
Class 1 — assumed 5% return	1,000.00	1,022.13	2.77	.55

Class 2 — actual return	1,000.00	904.78	3.79	.80
Class 2 — assumed 5% return	1,000.00	1,020.89	4.02	.80

Growth-Income Fund
Class 1 — actual return	$1,000.00	$890.03	$1.17	.25%
Class 1 — assumed 5% return	1,000.00	1,023.62	1.26	.25

Class 2 — actual return	1,000.00	889.20	2.35	.50
Class 2 — assumed 5% return	1,000.00	1,022.38	2.51	.50

Class 3 — actual return	1,000.00	889.50	2.02	.43
Class 3 — assumed 5% return	1,000.00	1,022.73	2.16	.43

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$937.75	$1.35	.28%
Class 1 — assumed 5% return	1,000.00	1,023.47	1.41	.28

Class 2 — actual return	1,000.00	936.37	2.55	.53
Class 2 — assumed 5% return	1,000.00	1,022.23	2.66	.53

Class 3 — actual return	1,000.00	937.39	2.22	.46
Class 3 — assumed 5% return	1,000.00	1,022.58	2.31	.46

Bond Fund
Class 1 — actual return	$1,000.00	$996.05	$1.79	.36%
Class 1 — assumed 5% return	1,000.00	1,023.07	1.81	.36

Class 2 — actual return	1,000.00	995.56	3.03	.61
Class 2 — assumed 5% return	1,000.00	1,021.83	3.07	.61

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,036.90	$2.73	.54%
Class 1 — assumed 5% return	1,000.00	1,022.18	2.72	.54

Class 2 — actual return	1,000.00	1,036.08	4.00	.79
Class 2 — assumed 5% return	1,000.00	1,020.93	3.97	.79

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$984.97	$2.12	.43%
Class 1 — assumed 5% return	1,000.00	1,022.73	2.16	.43

Class 2 — actual return	1,000.00	983.55	3.35	.68
Class 2 — assumed 5% return	1,000.00	1,021.48	3.42	.68

Class 3 — actual return	1,000.00	984.63	3.01	.61
Class 3 — assumed 5% return	1,000.00	1,021.83	3.07	.61

132	American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2008	value 6/30/2008	during period*	expense ratio
U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,011.12	$2.00	.40%
Class 1 — assumed 5% return	1,000.00	1,022.87	2.01	.40

Class 2 — actual return	1,000.00	1,010.00	3.25	.65
Class 2 — assumed 5% return	1,000.00	1,021.63	3.27	.65

Class 3 — actual return	1,000.00	1,009.93	2.90	.58
Class 3 — assumed 5% return	1,000.00	1,021.98	2.92	.58

Cash Management Fund
Class 1 — actual return	$1,000.00	$1,012.89	$1.50	.30%
Class 1 — assumed 5% return	1,000.00	1,023.37	1.51	.30

Class 2 — actual return	1,000.00	1,011.72	2.75	.55
Class 2 — assumed 5% return	1,000.00	1,022.13	2.77	.55

Class 3 — actual return	1,000.00	1,011.75	2.40	.48
Class 3 — assumed 5% return	1,000.00	1,022.48	2.41	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

133	American Funds Insurance Series

Board of trustees and other officers
“Independent” trustees

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex[2] overseen	Other directorships[3]
Name and age	of the series[1]	Principal occupation(s) during past five years	by trustee	held by trustee

Lee A. Ault III, 72 Chairman of the Board (Independent and Non-Executive)	1999	Private investor and corporate director; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)	2	Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 75	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	21	AECOM Technology Corporation; DineEquity, Inc.; Ducommun Incorporated; Southwest Water Company Anworth Mortgage Asset

Joe E. Davis, 74	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production)	2	Corporation; Natural Alternatives International, Inc.

Martin Fenton, 73	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	18	None

Leonard R. Fuller, 62	1999	President and CEO, Fuller Consulting (financial management consulting firm)	16	None

W. Scott Hedrick, 62	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business	2	Hot Topic, Inc.; Office Depot, Inc.

Merit E. Janow, 50	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	4	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Mary Myers Kauppila, 54	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	6	None

Kirk P. Pendleton, 68	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)	7	None
“Interested” trustees4

	Year first		Number of
	elected a	Principal occupation(s) during past five years and	portfolios in fund
Name, age and	trustee or officer	positions held with affiliated entities or the	complex[2] overseen	Other directorships[3]
position with series	of the series[1]	principal underwriter of the series	by trustee	held by trustee

James K. Dunton, 70 Vice Chairman of the Board	1993	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 48 President	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]	3	None
The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

134	American Funds Insurance Series

Other officers

	Year first
	elected an
Name, age and	officer	Principal occupation(s) during past five years and positions held with affiliated entities
position with series	of the series[1]	or the principal underwriter of the series

Michael J. Downer, 53 Executive Vice President	1991	Senior Vice President, Fund Business Management Group, and Coordinator, Legal and Compliance — Capital Research and Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Alan N. Berro, 47 Senior Vice President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

Abner D. Goldstine, 78 Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company

John H. Smet, 51 Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 56 Vice President	1994	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 45 Vice President	1997	Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Chairman of the Board, Capital Research Company[5]

Susan M. Tolson, 46 Vice President	1999	Senior Vice President — Fixed Income, Capital Research and Management Company

Steven I. Koszalka, 44 Secretary	2003	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

David A. Pritchett, 42 Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 40 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.

[2]	Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.

135	American Funds Insurance Series

The right choice for the long term®

Offices of the series and
of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406
6455 Irvine Center Drive
Irvine, CA 92618
Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th floor
San Francisco, CA 94105-3441
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.
Complete June 30, 2008, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).
American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.
This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2008, this report must be accompanied by a statistical update for the most recently completed calendar quarter.
Lit. No. INGESR-995-0808P     Litho in USA RCG/AL/6311-S16330 Printed on paper containing 10% post-consumer waste     Printed with inks containing soy and/or vegetable oil

The Capital Group Companies		136
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian
The Bank of New York Mellon Corporation
One Wall Street
New York, NY 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UAMER                  (0608-082608)

Semi-Annual Report
June 30, 2008
Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes
ING Investors Trust
■ ING LifeStyle Aggressive Growth Portfolio
■ ING LifeStyle Conservative Portfolio
■ ING LifeStyle Growth Portfolio
■ ING LifeStyle Moderate Portfolio
■ ING LifeStyle Moderate Growth Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,
The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.
Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to “time” buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the “best” 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the “best” 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000.(1)
No one knows when those “best” days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.
ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.
At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.
Sincerely,

Shaun Mathews,
CEO
ING Funds
August 8, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	Bloomberg calculations based on performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) between December 31, 1997 and December 31, 2007.

1

MARKET PERSPECTIVE: Six Months Ended June 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International (“MSCI”) World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) declined, returning (12.8%) through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.
It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.
The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.
The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.
First quarter gross domestic product (“GDP”) grew at just 0.96% annualized, with profits from current production down for the third straight quarter.
Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch’s $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody’s Investors Service (“Moody’s”) put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.
The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the “Fed”) acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee (“FOMC”) cut the federal funds and discount rates again, this time by 50 basis points.
Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.
The trauma of Bear Stearns’ forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.
However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index (“CPI”) inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.
In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08%) for the same period.
U.S. equities, represented by the Standard & Poor’s 500® (“S&P 500®”) Composite Stock Price Index(4) including dividends, returned (11.9%) through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500® Index that led the way down, often cutting dividends along the way.

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2008

In international markets, the MSCI Japan® Index(5) returned (10.4%) through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6%) through June 30, 2008. Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2%) through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the “Bank”) cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
(2) The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
(3) The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.
(4) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(5) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
(6) The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
(7) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
All indices are unmanaged and investors cannot invest directly in an index.
Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.
Actual Expenses
The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING LifeStyle Aggressive Growth Portfolio	January 1, 2008	June 30, 2008	Ratio*	June 30, 2008**
Actual Portfolio Return
Class ADV	$1,000.00	$886.20	0.75%	$3.52
Class I	1,000.00	888.70	0.15	0.70
Class S	1,000.00	888.30	0.40	1.88
Class S2	1,000.00	887.30	0.55	2.58
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.13	0.75%	$3.77
Class I	1,000.00	1,024.12	0.15	0.75
Class S	1,000.00	1,022.87	0.40	2.01
Class S2	1,000.00	1,022.13	0.55	2.77

*	Expense ratios do not include expense of underlying Portfolios.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (Continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING LifeStyle Conservative Portfolio	January 1, 2008	June 30, 2008	Ratio*	June 30, 2008**
Actual Portfolio Return
Class ADV	$1,000.00	$967.70	0.76%	$3.72
Class I	1,000.00	966.80	0.16	0.78
Class S	1,000.00	968.70	0.41	2.01
Class S2	1,000.00	966.70	0.56	2.74
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.08	0.76%	$3.82
Class I	1,000.00	1,024.07	0.16	0.81
Class S	1,000.00	1,022.82	0.41	2.06
Class S2	1,000.00	1,022.08	0.56	2.82

ING LifeStyle Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$907.90	0.75%	$3.56
Class I	1,000.00	910.80	0.15	0.71
Class S	1,000.00	909.80	0.40	1.90
Class S2	1,000.00	908.80	0.55	2.61
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.13	0.75%	$3.77
Class I	1,000.00	1,024.12	0.15	0.75
Class S	1,000.00	1,022.87	0.40	2.01
Class S2	1,000.00	1,022.13	0.55	2.77

ING LifeStyle Moderate Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$944.10	0.75%	$3.63
Class I	1,000.00	946.00	0.15	0.73
Class S	1,000.00	945.10	0.40	1.93
Class S2	1,000.00	944.90	0.55	2.66
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.13	0.75%	$3.77
Class I	1,000.00	1,024.12	0.15	0.75
Class S	1,000.00	1,022.87	0.40	2.01
Class S2	1,000.00	1,022.13	0.55	2.77

ING LifeStyle Moderate Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$924.70	0.75%	$3.59
Class I	1,000.00	928.40	0.15	0.72
Class S	1,000.00	926.60	0.40	1.92
Class S2	1,000.00	925.60	0.55	2.63
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.13	0.75%	$3.77
Class I	1,000.00	1,024.12	0.15	0.75
Class S	1,000.00	1,022.87	0.40	2.01
Class S2	1,000.00	1,022.13	0.55	2.77

*	Expense ratios do not include expense of underlying Portfolios.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (Unaudited)

	ING	ING	ING
	LifeStyle	LifeStyle	LifeStyle
	Aggressive Growth	Conservative	Growth
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds*	$1,216,597,537	$2,046,702	$4,043,331,603
Receivables:
Investments in affiliated underlying funds sold	41,827	—	—
Fund shares sold	119,450	1,281	6,016,585
Dividends from affiliated underlying funds	—	842	—
Prepaid expenses	13,042	37,650	36,592
Reimbursement due from manager	196,277	—	344,630

Total assets	1,216,968,133	2,086,475	4,049,729,410

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	1,275	6,006,859
Payable for fund shares redeemed	161,277	6	9,726
Payable to affiliates	551,488	33,160	1,606,708
Payable for trustee fees	12,017	9	9,783
Other accrued expenses and liabilities	86,069	5,185	206,692

Total liabilities	810,851	39,635	7,839,768

NET ASSETS	$1,216,157,282	$2,046,840	$4,041,889,642

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,185,966,968	$2,121,217	$4,055,725,705
Undistributed net investment income	20,066,414	1,894	72,905,196
Accumulated net realized gain (loss) on investments	104,503,763	(7,152)	177,273,565
Net unrealized depreciation on investments	(94,379,863)	(69,119)	(264,014,824)

NET ASSETS	$1,216,157,282	$2,046,840	$4,041,889,642

	$1,310,977,400	$2,115,821	$4,307,346,427

*	Cost of investments in affiliated underlying funds

Class ADV:
Net assets	$934	$969	$964
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	76	101	79
Net asset value and redemption price per share	$12.31	$9.60	$12.23
Class I:
Net assets	$14,666,252	$970	$34,993,358
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,177,729	101	2,831,464
Net asset value and redemption price per share	$12.45	$9.60	$12.36
Class S:
Net assets	$1,197,636,926	$2,043,932	$3,993,979,584
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	96,599,403	212,742	324,654,282
Net asset value and redemption price per share	$12.40	$9.61	$12.30
Class S2:
Net assets	$3,853,170	$969	$12,915,736
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	311,828	101	1,053,926
Net asset value and redemption price per share	$12.36	$9.59	$12.25
See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (Unaudited)

		ING
	ING	LifeStyle
	LifeStyle	Moderate
	Moderate	Growth
	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds*	$1,639,720,839	$3,202,189,411
Fund shares sold receivable	3,827,003	4,686,936
Prepaid expenses	12,243	27,947
Reimbursement due from manager	135,991	321,539

Total assets	1,643,696,076	3,207,225,833

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	3,764,487	4,544,196
Payable for fund shares redeemed	62,516	142,740
Payable to affiliates	645,196	1,296,943
Payable for trustee fees	11,058	20,850
Other accrued expenses and liabilities	75,837	171,667

Total liabilities	4,559,094	6,176,396

NET ASSETS	$1,639,136,982	$3,201,049,437

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,612,092,452	$3,156,696,489
Undistributed net investment income	38,191,127	69,861,832
Accumulated net realized gain on investments	43,588,475	112,661,024
Net unrealized depreciation on investments	(54,735,072)	(138,169,908)

NET ASSETS	$1,639,136,982	$3,201,049,437

	$1,694,455,911	$3,340,359,319

*	Cost of investments in affiliated underlying funds

Class ADV:
Net assets	$1,009	$987
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	85	83
Net asset value and redemption price per share	$11.83	$11.92
Class I:
Net assets	$11,623,349	$18,422,041
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	974,799	1,529,331
Net asset value and redemption price per share	$11.92	$12.05
Class S:
Net assets	$1,611,378,028	$3,166,112,961
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	135,715,949	263,999,604
Net asset value and redemption price per share	$11.87	$11.99
Class S2:
Net assets	$16,134,596	$16,513,448
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	1,363,489	1,381,377
Net asset value and redemption price per share	$11.83	$11.95
See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (Unaudited)

	ING
	LifeStyle	ING	ING
	Aggressive	LifeStyle	LifeStyle
	Growth	Conservative	Growth
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,649,180	$3,166	$17,672,793

Total investment income	3,649,180	3,166	17,672,793

EXPENSES:
Investment management fees	881,740	449	2,757,781
Distribution and service fees:
Class ADV	5	4	5
Class S	1,551,009	798	4,865,329
Class S2	9,714	4	30,800
Transfer agent fees	2,422	1,786	5,753
Shareholder reporting expense	33,486	61	91,409
Registration fees	379	29	904
Professional fees	40,938	835	128,041
Custody and accounting expense	49,596	45	143,918
Trustee fees	18,902	9	49,364
Offering expense	—	17,519	—
Miscellaneous expense	8,578	859	17,360

Total expenses	2,596,768	22,398	8,090,664
Net waived and reimbursed fees	(118,721)	(21,094)	(322,387)

Net expenses	2,478,048	1,304	7,768,277

Net investment income	1,171,132	1,862	9,904,516

REALIZED AND UNREALIZED LOSS ON AFFILIATED UNDERLYING FUNDS
Realized gain distributions from affiliated underlying funds	20,960,020	1,325	53,767,690
Net realized loss on sale of affiliated underlying funds	(30,569,132)	(8,476)	(91,686,746)

Net realized loss on affiliated underlying funds	(9,609,112)	(7,151)	(37,919,056)

Net change in unrealized appreciation or depreciation on affiliated underlying funds	(146,221,365)	(69,060)	(352,763,170)

Net realized and unrealized loss on affiliated underlying funds	(155,830,477)	(76,211)	(390,682,226)

Decrease in net assets resulting from operations	$(154,659,345)	$(74,349)	$(380,777,710)

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

	ING	ING
	LifeStyle	LifeStyle
	Moderate	Moderate Growth
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$10,954,893	$17,318,810

Total investment income	10,954,893	17,318,810

EXPENSES:
Investment management fees	1,066,076	2,172,591
Distribution and service fees:
Class ADV	5	5
Class S	1,873,412	3,837,340
Class S2	39,598	39,960
Transfer agent fees	2,738	4,712
Shareholder reporting expense	31,949	81,374
Registration fees	326	742
Professional fees	49,497	100,872
Custody and accounting expense	53,315	114,153
Trustee fees	29,275	46,574
Miscellaneous expense	6,493	14,960

Total expenses	3,152,684	6,413,283
Net waived and reimbursed fees	(129,565)	(277,065)

Net expenses	3,023,119	6,136,218

Net investment income	7,931,774	11,182,592

REALIZED AND UNREALIZED LOSS ON AFFILIATED UNDERLYING FUNDS
Realized gain distributions from affiliated underlying funds	15,318,341	31,775,045
Net realized loss on sale of affiliated underlying funds	(23,005,062)	(57,756,808)

Net realized loss on affiliated underlying funds	(7,686,721)	(25,981,763)

Net change in unrealized appreciation or depreciation on affiliated underlying funds	(83,103,953)	(223,836,250)

Net realized and unrealized loss on affiliated underlying funds	(90,790,674)	(249,818,013)

Decrease in net assets resulting from operations	$(82,858,900)	$(238,635,421)

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING LifeStyle		ING LifeStyle
	Aggressive Growth Portfolio		Conservative Portfolio
	Six Months		Six Months	October 31,
	Ended	Year Ended	Ended	2007(1)
	June 30,	December 31,	June 30,	to December 31,
	2008	2007	2008	2007
FROM OPERATIONS:
Net investment income	$1,171,132	$3,838,611	$1,862	$28
Net realized gain (loss) on affiliated underlying funds	(9,609,112)	129,203,192	(7,151)	—
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(146,221,365)	(97,358,055)	(69,060)	(59)

Increase (decrease) in net assets resulting from operations	(154,659,345)	35,683,748	(74,349)	(31)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3)	—	—
Class I	—	(79,569)	—	—
Class S	—	(7,502,047)	—	—
Class S2	—	(17,330)	—	—
Net realized gains:
Class ADV	—	(40)	—	—
Class I	—	(400,131)	—	—
Class S	—	(46,183,378)	—	—
Class S2	—	(106,935)	—	—

Total distributions	—	(54,289,433)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	59,137,895	244,086,076	3,207,792	4,040
Reinvestment of distributions	—	54,289,344	—	—

	59,137,895	298,375,420	3,207,792	4,040
Cost of shares redeemed	(68,879,082)	(66,347,106)	(1,090,612)	—

Net increase (decrease) in net assets resulting from capital share transactions	(9,741,187)	232,028,314	2,117,180	4,040

Net increase (decrease) in net assets	(164,400,532)	213,422,629	2,042,831	4,009

NET ASSETS:
Beginning of period	1,380,557,814	1,167,135,185	4,009	—

End of period	$1,216,157,282	$1,380,557,814	$2,046,840	$4,009

Undistributed net investment income at end of period	$20,066,414	$18,895,282	$1,894	$32

(1)	Commencement of operations
See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING LifeStyle Growth Portfolio		ING LifeStyle Moderate Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007
FROM OPERATIONS:
Net investment income	$9,904,516	$30,149,380	$7,931,774	$23,825,945
Net realized gain (loss) on affiliated underlying funds	(37,919,056)	249,638,853	(7,686,721)	58,749,839
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(352,763,170)	(178,101,009)	(83,103,953)	(30,059,363)

Increase (decrease) in net assets resulting from operations	(380,777,710)	101,687,224	(82,858,900)	52,516,421

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(7)	—	(12)
Class I	—	(302,467)	—	(43,859)
Class S	—	(30,747,670)	—	(16,893,534)
Class S2	—	(115,294)	—	(165,864)
Net realized gains:
Class ADV	—	(27)	—	(19)
Class I	—	(704,647)	—	(49,442)
Class S	—	(80,351,383)	—	(20,532,832)
Class S2	—	(290,332)	—	(199,894)

Total distributions	—	(112,511,827)	—	(37,885,456)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	500,934,361	1,159,950,316	386,577,637	431,468,561
Reinvestment of distributions	—	112,511,758	—	37,885,389

	500,934,361	1,272,462,074	386,577,637	469,353,950
Cost of shares redeemed	(81,408,104)	(54,034,940)	(19,256,793)	(70,306,580)

Net increase in net assets resulting from capital share transactions	419,526,257	1,218,427,134	367,320,844	399,047,370

Net increase in net assets	38,748,547	1,207,602,531	284,461,944	413,678,335

NET ASSETS:
Beginning of period	4,003,141,095	2,795,538,564	1,354,675,038	940,996,703

End of period	$4,041,889,642	$4,003,141,095	$1,639,136,982	$1,354,675,038

Undistributed net investment income at end of period	$72,905,196	$63,000,680	$38,191,127	$30,259,353

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING LifeStyle Moderate
	Growth Portfolio
	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2008	2007
FROM OPERATIONS:
Net investment income	$11,182,592	$39,317,207
Net realized gain (loss) on affiliated underlying funds	(25,981,763)	159,452,661
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(223,836,250)	(93,716,527)

Increase (decrease) in net assets resulting from operations	(238,635,421)	105,053,341

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(10)
Class I	—	(163,001)
Class S	—	(31,652,732)
Class S2	—	(132,552)
Net realized gains:
Class ADV	—	(25)
Class I	—	(272,609)
Class S	—	(58,091,389)
Class S2	—	(231,233)

Total distributions	—	(90,543,551)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	388,701,557	810,925,372
Reinvestment of distributions	—	90,543,479

	388,701,557	901,468,851
Cost of shares redeemed	(20,019,153)	(45,338,741)

Net increase in net assets resulting from capital share transactions	368,682,404	856,130,110

Net increase in net assets	130,046,983	870,639,900

NET ASSETS:
Beginning of period	3,071,002,454	2,200,362,554

End of period	$3,201,049,437	$3,071,002,454

Undistributed net investment income at end of period	$69,861,832	$58,679,240

See Accompanying Notes to Financial Statements

12

ING LifeStyle Aggressive Growth Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

		Class ADV
		Six Months	Year	April 28,
		Ended	Ended	2006(1) to
		June 30,	December 31,	December 31,
		2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$	13.89	14.06	13.43
Income (loss) from investment operations:
Net investment income (loss)	$	(0.01)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	$	(1.57)	0.38	0.96
Total from investment operations	$	(1.58)	0.39	0.95
Less distributions from:
Net investment income	$	—	0.04	0.02
Net realized gains on investments	$	—	0.52	0.30
Total distributions	$	—	0.56	0.32
Net asset value, end of period	$	12.31	13.89	14.06
Total Return(2)%		(11.38)	2.59	7.33

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$	1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%		0.91	0.91	0.91
Net expenses after expense waiver(3)(4)(5)(6)%		0.75	0.74	0.74
Net investment income (loss) after expense waiver(3)(4)(5)(6)%		(0.13)	0.08	(0.15)
Portfolio turnover rate	%	61	35	24

		Class I
		Six Months	Year	April 28,
		Ended	Ended	2006(1) to
		June 30,	December 31,	December 31,
		2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$	14.01	14.11	13.43
Income (loss) from investment operations:
Net investment income	$	0.03 *	0.08 *	0.03 *
Net realized and unrealized gain (loss) on investments	$	(1.59)	0.44	0.97
Total from investment operations	$	(1.56)	0.52	1.00
Less distributions from:
Net investment income	$	—	0.10	0.02
Net realized gains on investments	$	—	0.52	0.30
Total distributions	$	—	0.62	0.32
Net asset value, end of period	$	12.45	14.01	14.11
Total Return(2)%		(11.13)	3.52	7.71

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$	14,666	15,344	6,928
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%		0.16	0.16	0.16
Net expenses after expense waiver(3)(4)(5)%		0.15	0.14	0.14
Net investment income after expense waiver(3)(4)(5)%		0.44	0.53	0.35
Portfolio turnover rate	%	61	35	24

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.
See Accompanying Notes to Financial Statements

13

Ing Lifestyle Aggressive Growth Portfolio (Unaudited)(continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months						May 3,
	Ended						2004(1) to
	June 30,	Year Ended December 31,					December 31,
	2008	2007	2006		2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$13.96	14.08	12.22		11.37		10.06
Income (loss) from investment operations:
Net investment income	$0.01	0.03	0.02	*	0.04	*	0.02
Net realized and unrealized gain (loss) on investments	$(1.57)	0.46	2.16		0.84		1.29
Total from investment operations	$(1.56)	0.49	2.18		0.88		1.31
Less distributions from:
Net investment income	$—	0.09	0.02		0.01		—
Net realized gains on investments	$—	0.52	0.30		0.02		—
Total distributions	$—	0.61	0.32		0.03		—
Net asset value, end of period	$12.40	13.96	14.08		12.22		11.37
Total Return(2)%	(11.17)	3.25	18.13		7.77		13.02

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,197,637	1,360,885	1,157,676		678,699		213,366
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.41	0.41	0.35		0.16		0.19
Net expenses after expense waiver(3)(4)(5)%	0.40	0.39	0.32		0.14		0.14
Net investment income after expense waiver(3)(4)(5)%	0.18	0.29	0.18		0.31		0.62
Portfolio turnover rate %	61	35	24		48		23

	Class S2
	Six Months	Year	May 4,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.93	14.07	13.52
Income (loss) from investment operations:
Net investment income	$0.00 **	0.00*, **	0.00*, **
Net realized and unrealized gain (loss) on investments	$(1.57)	0.47	0.87
Total from investment operations	$(1.57)	0.47	0.87
Less distributions from:
Net investment income	$—	0.09	0.02
Net realized gains on investments	$—	0.52	0.30
Total distributions	$—	0.61	0.32
Net asset value, end of period	$12.36	13.93	14.07
Total Return(2)%	(11.27)	3.11	6.70

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,853	4,327	2,530
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.66	0.66	0.66
Net expenses after expense waiver(3)(4)(5)(6)%	0.55	0.54	0.54
Net investment income after expense waiver(3)(4)(5)(6)%	0.01	0.01	0.02
Portfolio turnover rate %	61	35	24

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005.
See Accompanying Notes to Financial Statements

14

Ing Lifestyle Conservative Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period.

	Class ADV		Class I
	Six Months	October 31,	Six Months	October 31,
	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$9.92	10.00	9.93	10.00
Income (loss) from investment operations:
Net investment income	$0.07	0.06	0.10	0.08
Net realized and unrealized loss on investments	$(0.39)	(0.14)	(0.43)	(0.15)
Total from investment operations	$(0.32)	(0.08)	(0.33)	(0.07)
Net asset value, end of period	$9.60	9.92	9.60	9.93
Total Return(2)%	(3.23)	(0.80)	(3.32)	(0.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	7.48	36.24	6.73	35.49
Net expenses after expense waiver(3)(4)(5)(6)%	0.76	0.74	0.16	0.14
Net investment income after expense waiver(3)(4)(5)(6)%	1.47	3.83	2.07	5.01
Portfolio turnover rate %	188	3	188	3

	Class S		Class S2
	Six Months	October 31,	Six Months	October 31,
	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

Per Share Operating Performance:
Net asset value, beginning of period	$9.92	10.00	9.92	10.00
Income (loss) from investment operations:
Net investment income	$0.03 *	0.07	0.08	0.08
Net realized and unrealized loss on investments	$(0.24)	(0.15)	(0.41)	(0.16)
Total from investment operations	$(0.31)	(0.08)	(0.33)	(0.08)
Net asset value, end of period	$9.61	9.92	9.59	9.92
Total Return(2)%	(3.13)	(0.80)	(3.33)	(0.80)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,044	1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	6.98	35.74	7.23	35.99
Net expenses after expense waiver(3)(4)(5)(6)%	0.41	0.39	0.56	0.54
Net investment income after expense waiver(3)(4)(5)(6)%	0.57	4.47	1.68	4.91
Portfolio turnover rate %	188	3	188	3

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6)	The Distributor has contractually agreed to waive 0.15% and 0.10% of the average daily net assets attributable to Class ADV and S2 shares, respectively, of the Portfolio related to the distribution fees. The expense waivers will continue through at least May 1, 2009. There is no guarantee that these waivers will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.
See Accompanying Notes to Financial Statements

15

Ing Lifestyle Growth Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months	Year	April 28,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.47	13.43	12.92
Income (loss) from investment operations:
Net investment income	$0.02	0.07	0.06
Net realized and unrealized gain (loss) on investments	$(1.26)	0.39	0.75
Total from investment operations	$(1.24)	0.46	0.81
Less distributions from:
Net investment income	$—	0.08	0.06
Net realized gains on investments	$—	0.34	0.24
Total distributions	$—	0.42	0.30
Net asset value, end of period	$12.23	13.47	13.43
Total Return(2)%	(9.21)	3.33	6.54

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.91	0.91	0.90
Net expenses after expense waiver(3)(4)(5)(6)%	0.75	0.74	0.74
Net investment income after expense waiver(3)(4)(5)(6)%	0.25	0.55	0.75
Portfolio turnover rate %	54	37	21

	Class I
	Six Months	Year	April 28,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.57	13.48	12.92
Income (loss) from investment operations:
Net investment income	$0.05	0.16 *	0.11 *
Net realized and unrealized gain (loss) on investments	$(1.26)	0.42	0.75
Total from investment operations	$(1.21)	0.58	0.86
Less distributions from:
Net investment income	$—	0.15	0.06
Net realized gains on investments	$—	0.34	0.24
Total distributions	$—	0.49	0.30
Net asset value, end of period	$12.36	13.57	13.48
Total Return(2)%	(8.92)	4.15	6.94

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$34,993	38,624	16,877
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.16	0.16	0.16
Net expenses after expense waiver(3)(4)(5)%	0.15	0.14	0.14
Net investment income after expense waiver(3)(4)(5)%	0.76	1.16	1.31
Portfolio turnover rate %	54	37	21

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.
See Accompanying Notes to Financial Statements

16

Ing Lifestyle Growth Portfolio (Unaudited)(continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months							May 3,
	Ended							2004(1) to
	June 30,	Year Ended December 31,						December 31,
	2008	2007		2006		2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$13.52	13.45		11.94		11.25		10.07
Income (loss) from investment operations:
Net investment income	$0.03 *	0.12	*	0.10	*	0.12	*	0.08
Net realized and unrealized gain (loss) on investments	$(1.25)	0.42		1.71		0.64		1.10
Total from investment operations	$(1.22)	0.54		1.81		0.76		1.18
Less distributions from:
Net investment income	$—	0.13		0.06		0.04		—
Net realized gains on investments	$—	0.34		0.24		0.03		—
Total distributions	$—	0.47		0.30		0.07		—
Net asset value, end of period	$12.30	13.52		13.45		11.94		11.25
Total Return(2)%	(9.02)	3.89		15.45		6.81		11.72

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,993,980	3,952,227		2,770,370		1,387,102		472,708
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.41	0.41		0.35		0.16		0.19
Net expenses after expense waiver(3)(4)(5)%	0.40	0.39		0.32		0.14		0.14
Net investment income after expense waiver(3)(4)(5)%	0.50	0.88		0.88		1.09		2.67
Portfolio turnover rate %	54	37		21		43		30

	Class S2
	Six Months	Year	May 3,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.48	13.44	12.93
Income (loss) from investment operations:
Net investment income	$0.02 *	0.10 *	0.09 *
Net realized and unrealized gain (loss) on investments	$(1.25)	0.41	0.72
Total from investment operations	$(1.23)	0.51	0.81
Less distributions from:
Net investment income	$—	0.13	0.06
Net realized gains on investments	$—	0.34	0.24
Total distributions	$—	0.47	0.30
Net asset value, end of period	$12.25	13.48	13.44
Total Return(2)%	(9.12)	3.70	6.54

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$12,916	12,288	8,290
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.66	0.66	0.66
Net expenses after expense waiver(3)(4)(5)(6)%	0.55	0.54	0.54
Net investment income after expense waiver(3)(4)(5)(6)%	0.36	0.76	1.08
Portfolio turnover rate %	54	37	21

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.
See Accompanying Notes to Financial Statements

17

Ing Lifestyle Moderate Portfolio (Unaudited) Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months	Year	April 28,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.53	12.33	11.93
Income (loss) from investment operations:
Net investment income	$0.05 *	0.22	0.17 *
Net realized and unrealized gain (loss) on investments	$(0.75)	0.36	0.53
Total from investment operations	$(0.70)	0.58	0.70
Less distributions from:
Net investment income	$—	0.15	0.12
Net realized gains on investments	$—	0.23	0.18
Total distributions	$—	0.38	0.30
Net asset value, end of period	$11.83	12.53	12.33
Total Return(2)%	(5.59)	4.65	5.93

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.91	0.91	0.91
Net expenses after expense waiver(3)(4)(5)(6)%	0.75	0.74	0.74
Net investment income after expense waiver(3)(4)(5)(6)%	0.80	1.69	2.07
Portfolio turnover rate %	45	47	19

	Class I
	Six Months	Year	April 28,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.60	12.38	11.93
Income (loss) from investment operations:
Net investment income	$0.08 *	0.31 *	0.23 *
Net realized and unrealized gain (loss) on investments	$(0.76)	0.34	0.52
Total from investment operations	$(0.68)	0.65	0.75
Less distributions from:
Net investment income	$—	0.20	0.12
Net realized gains on investments	$—	0.23	0.18
Total distributions	$—	0.43	0.30
Net asset value, end of period	$11.92	12.60	12.38
Total Return(2)%	(5.40)	5.26	6.36

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,623	4,926	1,460
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.16	0.16	0.16
Net expenses after expense waiver(3)(4)(5)%	0.15	0.14	0.14
Net investment income after expense waiver(3)(4)(5)%	1.31	2.47	2.77
Portfolio turnover rate %	45	47	19

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.
See Accompanying Notes to Financial Statements

18

Ing Lifestyle Moderate Portfolio (Unaudited) (continued) Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months							May 3,
	Ended							2004(1) to
	June 30,	Year Ended December 31,						December 31,
	2008	2007		2006		2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$12.56	12.36		11.37		10.93		10.04
Income (loss) from investment operations:
Net investment income	$0.06 *	0.26	*	0.22	*	0.24	*	0.17
Net realized and unrealized gain (loss) on investments	$(0.75)	0.36		1.07		0.34		0.72
Total from investment operations	$(0.69)	0.62		1.29		0.58		0.89
Less distributions from:
Net investment income	$—	0.19		0.12		0.09		—
Net realized gains on investments	$—	0.23		0.18		0.05		—
Total distributions	$—	0.42		0.30		0.14		—
Net asset value, end of period	$11.87	12.56		12.36		11.37		10.93
Total Return(2)%	(5.49)	4.99		11.42		5.36		8.86

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,611,378	1,336,134		931,819		527,133		210,753
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.41	0.41		0.35		0.16		0.19
Net expenses after expense waiver(3)(4)(5)%	0.40	0.39		0.32		0.14		0.14
Net investment income after expense waiver(3)(4)(5)%	1.04	2.06		1.99		2.15		5.82
Portfolio turnover rate %	45	47		19		44		34

	Class S2
	Six Months	Year	May 3,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.52	12.35	12.05
Income (loss) from investment operations:
Net investment income	$0.06 *	0.25 *	0.19 *
Net realized and unrealized gain (loss) on investments	$(0.75)	0.34	0.41
Total from investment operations	$(0.69)	0.59	0.60
Less distributions from:
Net investment income	$—	0.19	0.12
Net realized gains on investments	$—	0.23	0.18
Total distributions	$—	0.42	0.30
Net asset value, end of period	$11.83	12.52	12.35
Total Return(2)%	(5.51)	4.76	5.05

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16,135	13,614	7,717
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.66	0.66	0.66
Net expenses after expense waiver(3)(4)(5)(6)%	0.55	0.54	0.54
Net investment income after expense waiver(3)(4)(5)(6)%	0.93	1.96	2.30
Portfolio turnover rate %	45	47	19

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.
See Accompanying Notes to Financial Statements

19

Ing Lifestyle Moderate Growth Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months	Year	April 28,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.89	12.78	12.30
Income (loss) from investment operations:
Net investment income	$0.03 *	0.14	0.12
Net realized and unrealized gain (loss) on investments	$(1.00)	0.39	0.67
Total from investment operations	$(0.97)	0.53	0.79
Less distributions from:
Net investment income	$—	0.12	0.11
Net realized gains on investments	$—	0.30	0.20
Total distributions	$—	0.42	0.31
Net asset value, end of period	$11.92	12.89	12.78
Total Return(2)%	(7.53)	4.10	6.62

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.91	0.91	0.91
Net expenses after expense waiver(3)(4)(5)(6)%	0.75	0.74	0.74
Net investment income after expense waiver(3)(4)(5)(6)%	0.43	1.11	1.49
Portfolio turnover rate %	47	37	20

	Class I
	Six Months	Year	April 28,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.98	12.83	12.30
Income (loss) from investment operations:
Net investment income	$0.06 *	0.24 *	0.21 *
Net realized and unrealized gain (loss) on investments	$(0.99)	0.39	0.63
Total from investment operations	$(0.93)	0.63	0.84
Less distributions from:
Net investment income	$—	0.18	0.11
Net realized gains on investments	$—	0.30	0.20
Total distributions	$—	0.48	0.31
Net asset value, end of period	$12.05	12.98	12.83
Total Return(2)%	(7.16)	4.86	7.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$18,422	17,903	6,164
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.16	0.16	0.16
Net expenses after expense waiver(3)(4)(5)%	0.15	0.14	0.14
Net investment income after expense waiver(3)(4)(5)%	0.96	1.86	2.68
Portfolio turnover rate %	47	37	20

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.
See Accompanying Notes to Financial Statements

20

Ing Lifestyle Moderate Growth Portfolio (Unaudited)(continued) Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months							May 3,
	Ended							2004(1) to
	June 30,	Year Ended December 31,						December 31,
	2008	2007		2006		2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$12.94	12.80		11.58		11.07		10.02
Income (loss) from investment operations:
Net investment income	$0.04 *	0.20	*	0.17	*	0.20	*	0.14
Net realized and unrealized gain (loss) on investments	$(0.99)	0.40		1.36		0.43		0.91
Total from investment operations	$(0.95)	0.60		1.53		0.63		1.05
Less distributions from:
Net investment income	$—	0.16		0.11		0.07		—
Net realized gains on investments	$—	0.30		0.20		0.05		—
Total distributions	$—	0.46		0.31		0.12		—
Net asset value, end of period	$11.99	12.94		12.80		11.58		11.07
Total Return(2)%	(7.34)	4.66		13.43		5.80		10.48

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,166,113	3,036,787		2,189,016		1,257,476		452,111
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.41	0.41		0.35		0.16		0.19
Net expenses after expense waiver(3)(4)(5)%	0.40	0.39		0.32		0.14		0.14
Net investment income after expense waiver(3)(4)(5)%	0.72	1.50		1.47		1.76		4.63
Portfolio turnover rate %	47	37		20		41		35

	Class S2
	Six Months	Year	May 3,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.91	12.80	12.34
Income (loss) from investment operations:
Net investment income	$0.03 *	0.20 *	0.17 *
Net realized and unrealized gain (loss) on investments	$(0.99)	0.38	0.60
Total from investment operations	$(0.96)	0.58	0.77
Less distributions from:
Net investment income	$—	0.17	0.11
Net realized gains on investments	$—	0.30	0.20
Total distributions	$—	0.47	0.31
Net asset value, end of period	$11.95	12.91	12.80
Total Return(2)%	(7.44)	4.49	6.44

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16,513	16,312	5,182
Ratios to average net assets:
Gross expenses prior to expense waiver(3)(4)%	0.66	0.66	0.66
Net expenses after expense waiver(3)(4)(5)(6)%	0.55	0.54	0.54
Net investment income after expense waiver(3)(4)(5)(6)%	0.53	1.50	2.09
Portfolio turnover rate %	47	37	20

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	Expense ratios do not include expenses of Underlying Funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(6)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.
See Accompanying Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited)

NOTE 1 — ORGANIZATION
Organization. ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. At December 31, 2007 the Trust had fifty-eight operational portfolios. The five Portfolios included in this report are: ING LifeStyle Aggressive Growth Portfolio (“Aggressive Growth”), ING LifeStyle Conservative Portfolio (“Conservative”), ING LifeStyle Growth Portfolio (“Growth”), ING LifeStyle Moderate Portfolio (“Moderate”) and ING LifeStyle Moderate Growth Portfolio (“Moderate Growth”), (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.
Each Portfolio offers the four following classes of shares: Class ADV, Class I, Class S and Class S2. The separate classes of shares differ principally in the distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its relative daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees.
Shares of the Portfolios are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.
The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules. The Trust currently functions as an investment option for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), ReliaStar Life Insurance Company, an indirect, wholly- owned subsidiary of ING Groep N.V. (“ING Groep”), United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect, wholly-owned subsidiary of ING USA. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors. The Trust is also an investment option for contracts offered by the Security Equity Life Insurance Company, which is not an affiliate of ING.
Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.
The investment objective of Aggressive Growth is growth of capital. Aggressive Growth invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.
The investment objective of Conservative is growth of capital and current income. Conservative invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities and cash.
The investment objective for Growth is growth of capital and some current income. Growth invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.
The investment objective of Moderate is growth of capital and current income. Moderate invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.
The investment objective of Moderate Growth is growth of capital and a low to moderate level of current income. Moderate Growth invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.
A.	Security Valuation. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset value of the Underlying Funds each business day.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Repurchase Agreements. Certain of the Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. An Underlying Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Underlying Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Underlying Fund in the event the Underlying Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with ING Investments, LLC (the “Investment Adviser” or “ING Investments”), an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Aggressive Growth	0.14%
Conservative	0.14%
Growth	0.14%
Moderate	0.14%
Moderate Growth	0.14%
The Investment Adviser has engaged Ibbotson Associates (“Ibbotson”) and ING Investment Management Co. (“ING IM”) to each act as a consultant. Ibbotson, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING IM will perform tactical asset allocation analysis for the Investment Adviser. ING IM receives an annual fee of $200,000 for its services. The Investment Adviser retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Investment Adviser has accordingly established an Asset Allocation Committee to review Ibbotson and ING IM’s analyses and determine the asset allocation for each Portfolio.
ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers. The administration receives no compensation for its services.
NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
For the six months ended June 30, 2008, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Aggressive Growth	$774,004,324	$782,592,455
Conservative	3,391,333	1,272,431
Growth	2,573,507,695	2,144,487,099
Moderate	1,062,386,809	687,229,641
Moderate Growth	1,848,033,615	1,468,572,403
NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Agreement compensates ING Funds Distributor, LLC (the “Distributor” or “IFD”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IFD on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IFD at an annual rate of 0.25% of the average daily net assets. IFD has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolios. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.
     Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay IFD a service fee of 0.25% and a distribution fee of 0.50% of each Portfolio’s average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive a portion of its fee equal to 0.15% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class ADV shares of the Portfolios. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
     At June 30, 2008, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

		Accrued
	Accrued	Shareholder
	Investment	Service and
	Management	Distribution	Accrued
	Fees	Fees	Recoupment	Total
Aggressive Growth	$145,045	$262,640	$143,803	$551,488
Conservative	235	419	32,506	33,160
Growth	475,757	863,752	267,199	1,606,708
Moderate	190,470	361,515	93,211	645,196
Moderate Growth	374,539	686,957	235,447	1,296,943
At June 30, 2008, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:
ING Life Insurance and Annuity Company — Conservative (99.99%);

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)
ING USA Annuity and Life Insurance Company — Aggressive Growth (96.44%); Growth (96.89%); Moderate (96.47%); Moderate Growth (96.51%).
The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2008, the Portfolio had the following payable included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

	Accrued Expenses	Amount
Conservative	Accrued offering	$5,042
NOTE 8 — EXPENSE LIMITATIONS
     The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Portfolio(1)(2)	Class ADV	Class I	Class S	Class S2
Aggressive Growth	0.77%	0.17%	0.42%	0.57%
Conservative	0.77%	0.17%	0.42%	0.57%
Growth	0.77%	0.17%	0.42%	0.57%
Moderate	0.77%	0.17%	0.42%	0.57%
Moderate Growth	0.77%	0.17%	0.42%	0.57%

(1)	The operating expense limits apply only at the Portfolio level and do not limit fees payable by the underlying investment companies in which the Portfolios invest.

(2)	Prior to June 2, 2008, the Portfolios’ expense limits were 0.74%, 0.14%, 0.39% and 0.54% for Class ADV, Class I, Class S and Class S2, respectively.
The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months (excluding the 36 month period prior to June 2, 2008) but only if, after such recoupment, that Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Investment Adviser on the accompanying Statements of Assets and Liabilities.
As of June 30, 2008, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2009	2010	2011	Total
Aggressive Growth	$123,754	$301,499	$294,988	$720,241
Conservative	—	—	20,555	20,555
Growth	264,528	659,574	755,724	1,679,826
Moderate	96,075	244,478	265,740	606,293
Moderate Growth	218,022	538,316	579,815	1,336,153
     The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written termination of the expense limitation agreement within 90 days of the end of the then current term.

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
     Transactions in capital shares and dollars were as follows:

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007
Aggressive Growth (Number of Shares)
Shares sold	—	—	245,136	1,009,322
Reinvestment of distributions	—	—	—	32,497
Shares redeemed	—	—	(162,955)	(437,358)

Net increase in shares outstanding	—	—	82,181	604,461

Aggressive Growth ($)
Shares sold	$—	$—	$3,215,008	$14,741,504
Reinvestment of distributions	—	—	—	479,653
Shares redeemed	—	—	(2,117,840)	(6,248,967)

Net increase	$—	$—	$1,097,168	$8,972,190

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007
Aggressive Growth (Number of Shares)
Shares sold	4,267,184	15,697,802	49,624	195,308
Reinvestment of distributions	—	3,644,632	—	8,453
Shares redeemed	(5,141,527)	(4,079,770)	(48,538)	(72,859)

Net increase (decrease) in shares outstanding	(874,343)	15,262,664	1,086	130,902

Aggressive Growth ($)
Shares sold	$55,264,985	$226,555,253	$657,902	$2,789,319
Reinvestment of distributions	—	53,685,426	—	124,265
Shares redeemed	(66,135,270)	(59,048,925)	(625,972)	(1,049,214)

Net increase (decrease)	$(10,870,285)	$221,191,754	$31,930	$1,864,370

	Class ADV		Class I
	Six Months	October 31,	Six Months	October 31,
	Ended	2007(1) to	Ended	2007(1)
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007
Conservative (Number of Shares)
Shares sold	—	101	—	101

Net increase in shares outstanding	—	101	—	101

Conservative ($)
Shares sold	$—	$1,010	$—	$1,010

Net increase	$—	$1,010	$—	$1,010

(1)	Commencement of operations.

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Class S		Class S2
	Six Months	October 31,	Six Months	October 31,
	Ended	2007(1) to	Ended	2007(1) to
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007
Conservative (Number of Shares)
Shares sold	324,110	101	—	101
Shares redeemed	(111,469)	—	—	—

Net increase in shares outstanding	212,641	101	—	101

Conservative ($)
Shares sold	$3,207,792	$1,010	$—	$1,010
Shares redeemed	(1,090,612)	—	—	—

Net increase	$2,117,180	$1,010	$—	$1,010

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007
Growth (Number of Shares)
Shares sold	—	—	513,739	1,707,581
Reinvestment of distributions	—	—	—	71,831
Shares redeemed	—	—	(528,853)	(184,921)

Net increase (decrease) in shares outstanding	—	—	(15,114)	1,594,491

Growth ($)
Shares sold	$—	$—	$6,606,137	$23,694,506
Reinvestment of distributions	—	—	—	1,007,078
Shares redeemed	—	—	(6,747,913)	(2,603,516)

Net increase (decrease)	$—	$—	$(141,776)	$22,098,068

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007
Growth (Number of Shares)
Shares sold	38,275,494	82,054,427	227,277	367,228
Reinvestment of distributions	—	7,941,319	—	29,056
Shares redeemed	(5,872,057)	(3,665,450)	(84,856)	(101,746)

Net increase in shares outstanding	32,403,437	86,330,296	142,421	294,538

Growth ($)
Shares sold	$491,410,309	$1,131,195,979	$2,917,915	$5,059,831
Reinvestment of distributions	—	111,099,053	—	405,627
Shares redeemed	(73,560,212)	(50,034,060)	(1,099,979)	(1,397,364)

Net increase	$417,850,097	$1,192,260,972	$1,817,936	$4,068,094

(1)	Commencement of operations.

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007
Moderate (Number of Shares)
Shares sold	—	—	666,821	349,803
Reinvestment of distributions	—	—	—	7,408
Shares redeemed	—	—	(83,162)	(84,002)

Net increase in shares outstanding	—	—	583,659	273,209

Moderate ($)
Shares sold	$—	$—	$8,110,889	$4,411,836
Reinvestment of distributions	—	—	—	93,264
Shares redeemed	—	—	(1,014,553)	(1,053,671)

Net increase	$—	$—	$7,096,336	$3,451,429

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007
Moderate (Number of Shares)
Shares sold	30,650,501	33,328,565	424,183	630,311
Reinvestment of distributions	—	2,979,806	—	29,167
Shares redeemed	(1,346,300)	(5,302,219)	(147,743)	(197,489)

Net increase in shares outstanding	29,304,201	31,006,152	276,440	461,989

Moderate ($)
Shares sold	$373,331,297	$419,093,940	$5,135,451	$7,962,785
Reinvestment of distributions	—	37,426,366	—	365,759
Shares redeemed	(16,419,549)	(66,749,283)	(1,822,691)	(2,503,626)

Net increase	$356,911,748	$389,771,023	$3,312,760	$5,824,918

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007
Moderate Growth (Number of Shares)
Shares sold	—	—	422,834	939,483
Reinvestment of distributions	—	—	—	33,148
Shares redeemed	—	—	(272,327)	(74,314)

Net increase in shares outstanding	—	—	150,507	898,317

Moderate Growth ($)
Shares sold	$—	$—	$5,308,398	$12,238,174
Reinvestment of distributions	—	—	—	435,571
Shares redeemed	—	—	(3,393,478)	(979,527)

Net increase	$—	$—	$1,914,920	$11,694,218

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007
Moderate Growth (Number of Shares)
Shares sold	30,559,310	60,173,846	272,112	912,459
Reinvestment of distributions	—	6,845,471	—	27,791
Shares redeemed	(1,180,411)	(3,351,920)	(154,034)	(81,747)

Net increase in shares outstanding	29,378,899	63,667,397	118,078	858,503

Moderate Growth ($)
Shares sold	$379,983,319	$786,748,371	$3,409,840	$11,938,827
Reinvestment of distributions	—	89,744,122	—	363,786
Shares redeemed	(14,732,922)	(43,286,708)	(1,892,753)	(1,072,506)

Net increase	$365,250,397	$833,205,785	$1,517,087	$11,230,107

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2008. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2007 was as follows:

		Long-Term
	Ordinary	Capital
	Income	Gains
Aggressive Growth	$20,666,944	$33,622,489
Growth	51,693,889	60,817,938
Moderate	23,824,510	14,060,946
Moderate Growth	47,491,581	43,051,970
The tax-basis components of distributable earnings as of December 31, 2007 were:

	Undistributed	Undistributed	Unrealized
	Ordinary	Long-Term	Appreciation/
	Income	Capital Gains	(Depreciation)
Aggressive Growth	$19,267,091	$113,958,061	$51,624,507
Conservative	33	—	(61)
Growth	77,920,840	202,993,992	86,026,814
Moderate	32,142,998	52,271,924	25,488,509
Moderate Growth	69,737,543	131,796,444	81,454,382
The Portfolios’ major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2003.
NOTE 11 — CONCENTRATION OF INVESTMENT RISKS
Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios or an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios or an Underlying Fund. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Portfolio or an Underlying investments.
Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.
On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.
NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS
As discussed in earlier supplements that were previously filed with the SEC, ING Investments, the adviser to the ING Funds, has reported to the Boards of Directors/ Trustees (the ‘‘Boards’’) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.
In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, ‘‘ING’’), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.
ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.
Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.
Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.
ING Investments reported to the Boards that ING is committed to conducting its business with the highest

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)
standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.
•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.
Other Regulatory Matters
The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.
Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.
NOTE 14 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2008, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Aggressive Growth
Class ADV	$0.0991	$0.0039	$1.1655	July 17, 2008	July 14, 2008
Class I	$0.2267	$0.0039	$1.1655	July 17, 2008	July 14, 2008
Class S	$0.1929	$0.0039	$1.1655	July 17, 2008	July 14, 2008
Class S2	$0.1824	$0.0039	$1.1655	July 17, 2008	July 14, 2008
Conservative
Class ADV	$—	$0.0001	$—	July 17, 2008	July 14, 2008
Class I	$0.0002	$0.0001	$—	July 17, 2008	July 14, 2008
Class S	$0.0002	$0.0001	$—	July 17, 2008	July 14, 2008
Class S2	$—	$0.0001	$—	July 17, 2008	July 14, 2008
Growth
Class ADV	$0.0970	$0.0452	$0.6143	July 17, 2008	July 14, 2008
Class I	$0.2162	$0.0452	$0.6143	July 17, 2008	July 14, 2008
Class S	$0.1905	$0.0452	$0.6143	July 17, 2008	July 14, 2008
Class S2	$0.1714	$0.0452	$0.6143	July 17, 2008	July 14, 2008

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Moderate
Class ADV	$0.1382	$0.0135	$0.3745	July 17, 2008	July 14, 2008
Class I	$0.2376	$0.0135	$0.3745	July 17, 2008	July 14, 2008
Class S	$0.2168	$0.0135	$0.3745	July 17, 2008	July 14, 2008
Class S2	$0.2078	$0.0135	$0.3745	July 17, 2008	July 14, 2008
Moderate Growth
Class ADV	$0.1332	$0.0412	$0.4907	July 17, 2008	July 14, 2008
Class I	$0.2429	$0.0412	$0.4907	July 17, 2008	July 14, 2008
Class S	$0.2184	$0.0412	$0.4907	July 17, 2008	July 14, 2008
Class S2	$0.2108	$0.0412	$0.4907	July 17, 2008	July 14, 2008

32

PORTFOLIO ASSET ALLOCATION
ING Lifestyle Portfolios
As Of June 30, 2008 (Unaudited)

The following table illustrates the asset allocation of the underlying portfolios as of June 30, 2008 (as a percent of net assets).

		ING LifeStyle	ING LifeStyle	ING LifeStyle	ING LifeStyle	ING LifeStyle
		Aggressive Growth	Conservative	Growth	Moderate	Moderate Growth
Underlying Affiliated Funds		Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ING BlackRock Inflation Protected Bond Portfolio — Class I	%	—	4.0	1.0	3.0	1.0
ING Columbia Small Cap Value II Portfolio — Class I	%	1.7	—	2.0	1.0	1.7
ING Disciplined International Small Cap Fund — Class I	%	4.5	1.0	3.0	2.0	2.5
ING Disciplined Small Cap Value Portfolio — Class I	%	1.5	—	1.5	0.5	0.5
ING Emerging Markets Fixed Income Fund — Class I	%	—	5.0	3.0	4.0	3.0
ING FMRSM Diversified Mid Cap Portfolio — Class I	%	2.0	0.5	2.0	1.0	1.0
ING Global Real Estate Portfolio — Class I	%	2.5	—	2.0	1.0	2.0
ING Goldman Sachs Commodity Strategy Portfolio — Class I	%	4.0	2.0	3.5	2.5	3.0
ING International Index Fund — Class I	%	5.0	1.0	3.5	2.0	2.0
ING Janus Contrarian Portfolio — Class I	%	3.0	1.0	3.0	1.0	2.0
ING JPMorgan Emerging Markets Equity Portfolio — Class I	%	3.0	—	2.0	—	1.0
ING JPMorgan Small Cap Equity Portfolio — Class I	%	2.0	—	1.0	—	—
ING JPMorgan Value Opportunities Portfolio — Class I	%	3.0	2.0	2.0	2.0	2.0
ING Julius Baer Foreign Portfolio — Class I	%	10.6	4.0	9.1	6.0	9.1
ING Legg Mason Partners Aggressive Growth Portfolio — Class I	%	4.8	—	3.5	1.5	2.3
ING Limited Maturity Bond Portfolio — Class I	%	—	3.0	—	4.0	0.5
ING Liquid Assets Portfolio — Class I	%	—	3.0	—	2.0	—
ING Marsico Growth Portfolio — Class I	%	3.0	1.0	2.0	1.0	2.0
ING Marsico International Opportunities Portfolio — Class I	%	2.0	1.0	1.0	1.0	1.0
ING Multi-Manager International Small Cap Portfolio — Class I	%	2.5	1.0	1.5	1.0	1.5
ING Neuberger Berman Partners Portfolio — Class I	%	4.5	2.0	3.5	3.0	3.0
ING Oppenheimer Strategic Income Portfolio — Class I	%	—	5.0	1.0	1.0	1.0
ING PIMCO Core Bond Portfolio — Class I	%	—	25.0	6.0	17.1	14.0
ING PIMCO High Yield Portfolio — Class I	%	—	3.0	2.0	3.0	2.5
ING Pioneer High Yield Portfolio — Class I	%	—	3.0	1.0	2.0	2.0
ING Pioneer Mid Cap Value Portfolio — Class I	%	3.0	1.0	2.5	1.5	2.0
ING Russell Large Cap Index Portfolio — Class I	%	10.0	6.0	8.0	7.0	8.0
ING Russell Mid Cap Index Portfolio — Class I	%	2.0	1.0	2.0	1.0	1.0
ING Russell Small Cap Index Portfolio — Class I	%	2.0	—	2.0	1.0	1.0
ING T. Rowe Price Growth Equity Portfolio — Class I	%	3.0	1.0	2.0	1.0	2.0
ING Templeton Foreign Equity Portfolio Class I	%	4.0	1.0	3.0	3.0	3.0
ING Thornburg Value Portfolio — Class I	%	2.0	1.0	2.0	2.0	2.0
ING Van Kampen Comstock Portfolio — Class I	%	4.0	2.0	3.0	3.0	4.0
ING Van Kampen Real Estate Portfolio — Class I	%	5.4	1.0	5.9	4.0	4.9
ING VP Intermediate Bond Portfolio — Class I	%	—	17.0	4.0	12.0	9.0
ING VP MidCap Opportunities Portfolio — Class I	%	1.0	1.5	1.0	1.0	1.0
ING VP Small Company Portfolio — Class I	%	3.0	—	3.0	0.5	1.0
ING Wells Fargo Small Cap Disciplined Portfolio — Class I	%	1.0	—	1.5	0.5	0.5
Other Assets and Liabilities — Net(1)%		(0.0)	0.0	(0.0)	(0.0)	(0.0)

	%	100	100	100	100	100

(1)	Amount is less than 0.05% or more than (0.05)%
Portfolio holdings are subject to change daily.

33

PORTFOLIO OF INVESTMENTS
Ing Lifestyle Aggressive Growth Portfolio
As Of June 30, 2008 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
2,191,931	ING Columbia Small Cap Value II Portfolio — Class I		$21,130,217
5,922,422	ING Disciplined International Small Cap Fund — Class I		54,960,076
2,213,179	ING Disciplined Small Cap Value Portfolio — Class I		17,926,747
1,695,007	ING FMRSM Diversified Mid Cap Portfolio — Class I		24,340,294
2,815,905	ING Global Real Estate Portfolio — Class I		30,299,141
4,395,682	ING Goldman Sachs Commodity Strategy Portfolio — Class I		48,836,026
6,118,023	ING International Index Fund — Class I		61,302,589
2,394,355	ING Janus Contrarian Portfolio — Class I		36,466,026
1,576,597	ING JPMorgan Emerging Markets Equity Portfolio — Class I		36,671,653
1,922,267	ING JPMorgan Small Cap Equity Portfolio — Class I		24,086,001
3,693,098	ING JPMorgan Value Opportunities Portfolio — Class I		36,303,158
7,840,968	ING Julius Baer Foreign Portfolio — Class I		128,670,289
1,323,158	ING Legg Mason Partners Aggressive Growth Portfolio — Class I		58,390,962
2,213,157	ING Marsico Growth Portfolio — Class I		36,672,010
1,627,118	ING Marsico International Opportunities Portfolio — Class I		24,390,498
3,196,996	ING Multi-Manager International Small Cap Portfolio — Class I		30,787,068
5,092,128	ING Neuberger Berman Partners Portfolio — Class I		54,740,380
3,184,798	ING Pioneer Mid Cap Value Portfolio — Class I		36,593,330
12,162,921	ING Russell Large Cap Index Portfolio — Class I		121,507,580
2,275,854	ING Russell Mid Cap Index Portfolio — Class I		24,237,847
2,242,343	ING Russell Small Cap Index Portfolio — Class I		24,082,769
656,751	ING T. Rowe Price Growth Equity Portfolio — Class I		36,646,680
4,099,987	ING Templeton Foreign Equity Portfolio Class I		48,666,851
825,135	ING Thornburg Value Portfolio — Class I		24,283,732
4,616,401	ING Van Kampen Comstock Portfolio — Class I		48,287,560
2,415,511	ING Van Kampen Real Estate Portfolio — Class I		66,257,480
1,265,535	ING VP MidCap Opportunities Portfolio — Class I		12,187,098
2,263,891	ING VP Small Company Portfolio — Class I		36,018,510
1,231,045	ING Wells Fargo Small Cap Disciplined Portfolio — Class I		11,854,965

	Total Investments in Securities (Cost $1,310,977,400)*	100.0%	$1,216,597,537
	Other Assets and Liabilities — Net	(0.0)	(440,255)

	Net Assets	100.0%	$1,216,157,282

* Cost for federal income tax purposes is $1,318,617,067.

	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$4,742,951
	Gross Unrealized Depreciation		(106,762,481)

	Net Unrealized Depreciation		$(102,019,530)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)
The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.
See Accompanying Notes to Financial Statements

34

PORTFOLIO OF INVESTMENTS
Ing Lifestyle Aggressive Growth Portfolio
As Of June 30, 2008 (Unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,216,597,537	—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—

Total	$1,216,597,537	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.
See Accompanying Notes to Financial Statements

35

PORTFOLIO OF INVESTMENTS
Ing Lifestyle Conservative Portfolio
As Of June 30, 2008 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
7,826	ING BlackRock Inflation Protected Bond Portfolio — Class I		$82,170
2,210	ING Disciplined International Small Cap Fund — Class I		20,508
10,561	ING Emerging Markets Fixed Income Fund — Class I		102,128
712	ING FMRSM Diversified Mid Cap Portfolio — Class I		10,219
3,691	ING Goldman Sachs Commodity Strategy Portfolio — Class I		41,002
2,055	ING International Index Fund — Class I		20,589
1,341	ING Janus Contrarian Portfolio — Class I		20,416
4,135	ING JPMorgan Value Opportunities Portfolio — Class I		40,648
5,016	ING Julius Baer Foreign Portfolio — Class I		82,315
5,405	ING Limited Maturity Bond Portfolio — Class I		61,399
61,400	ING Liquid Assets Portfolio — Class I		61,400
1,239	ING Marsico Growth Portfolio — Class I		20,528
1,366	ING Marsico International Opportunities Portfolio — Class I		20,480
2,148	ING Multi-Manager International Small Cap Portfolio — Class I		20,686
3,801	ING Neuberger Berman Partners Portfolio — Class I		40,859
9,008	ING Oppenheimer Strategic Income Portfolio — Class I		102,154
43,767	ING PIMCO Core Bond Portfolio — Class I		512,947
6,560	ING PIMCO High Yield Portfolio — Class I		61,209
6,266	ING Pioneer High Yield Portfolio — Class I		61,277
1,783	ING Pioneer Mid Cap Value Portfolio — Class I		20,485
12,257	ING Russell Large Cap Index Portfolio — Class I		122,448
1,911	ING Russell Mid Cap Index Portfolio — Class I		20,354
368	ING T. Rowe Price Growth Equity Portfolio — Class I		20,514
1,721	ING Templeton Foreign Equity Portfolio Class I		20,434
693	ING Thornburg Value Portfolio — Class I		20,393
3,877	ING Van Kampen Comstock Portfolio — Class I		40,554
738	ING Van Kampen Real Estate Portfolio — Class I		20,236
27,224	ING VP Intermediate Bond Portfolio — Class I		347,651
3,188	ING VP MidCap Opportunities Portfolio — Class I		30,699

	Total Investments in Securities (Cost $2,115,821)*	100.0%	$2,046,702
	Other Assets and Liabilities — Net	0.0	138

	Net Assets	100.0%	$2,046,840

* Cost for federal income tax purposes is $2,129,333.

	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$2,796
	Gross Unrealized Depreciation		(85,427)

	Net Unrealized Depreciation		$(82,631)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)
The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.
See Accompanying Notes to Financial Statements

36

PORTFOLIO OF INVESTMENTS
Ing Lifestyle Conservative Portfolio
As Of June 30, 2008 (Unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,046,702	—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—

Total	$2,046,702	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.
See Accompanying Notes to Financial Statements

37

PORTFOLIO OF INVESTMENTS
Ing Lifestyle Growth Portfolio
As Of June 30, 2008 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
3,872,809	ING BlackRock Inflation Protected Bond Portfolio — Class I		$40,664,497
8,326,899	ING Columbia Small Cap Value II Portfolio — Class I		80,271,310
13,124,088	ING Disciplined International Small Cap Fund — Class I		121,791,536
7,356,716	ING Disciplined Small Cap Value Portfolio — Class I		59,589,400
12,541,773	ING Emerging Markets Fixed Income Fund — Class I		121,278,941
5,634,199	ING FMRSM Diversified Mid Cap Portfolio — Class I		80,907,100
7,488,010	ING Global Real Estate Portfolio — Class I		80,570,983
12,784,849	ING Goldman Sachs Commodity Strategy Portfolio — Class I		142,039,668
14,235,248	ING International Index Fund — Class I		142,637,185
7,958,733	ING Janus Contrarian Portfolio — Class I		121,211,508
3,493,715	ING JPMorgan Emerging Markets Equity Portfolio — Class I		81,263,816
3,194,836	ING JPMorgan Small Cap Equity Portfolio — Class I		40,031,296
8,183,884	ING JPMorgan Value Opportunities Portfolio — Class I		80,447,579
22,339,786	ING Julius Baer Foreign Portfolio — Class I		366,595,888
3,240,744	ING Legg Mason Partners Aggressive Growth Portfolio — Class I		143,014,036
4,904,313	ING Marsico Growth Portfolio — Class I		81,264,467
2,704,257	ING Marsico International Opportunities Portfolio — Class I		40,536,810
6,376,063	ING Multi-Manager International Small Cap Portfolio — Class I		61,401,488
13,164,782	ING Neuberger Berman Partners Portfolio — Class I		141,521,407
3,566,013	ING Oppenheimer Strategic Income Portfolio — Class I		40,438,591
20,791,953	ING PIMCO Core Bond Portfolio — Class I		243,681,691
8,710,805	ING PIMCO High Yield Portfolio — Class I		81,271,814
4,157,381	ING Pioneer High Yield Portfolio — Class I		40,659,182
8,821,810	ING Pioneer Mid Cap Value Portfolio — Class I		101,362,596
32,343,295	ING Russell Large Cap Index Portfolio — Class I		323,109,516
7,564,918	ING Russell Mid Cap Index Portfolio — Class I		80,566,382
7,453,640	ING Russell Small Cap Index Portfolio — Class I		80,052,091
1,455,350	ING T. Rowe Price Growth Equity Portfolio — Class I		81,208,532
10,221,169	ING Templeton Foreign Equity Portfolio Class I		121,325,277
2,742,723	ING Thornburg Value Portfolio — Class I		80,718,341
11,508,627	ING Van Kampen Comstock Portfolio — Class I		120,380,235
8,759,024	ING Van Kampen Real Estate Portfolio — Class I		240,260,039
12,679,141	ING VP Intermediate Bond Portfolio — Class I		161,912,627
4,206,626	ING VP MidCap Opportunities Portfolio — Class I		40,509,808
7,525,207	ING VP Small Company Portfolio — Class I		119,726,047
6,138,102	ING Wells Fargo Small Cap Disciplined Portfolio — Class I		59,109,919

	Total Investments in Securities (Cost $4,307,346,427)*	100.0%	$4,043,331,603
	Other Assets and Liabilities — Net	(0.0)	(1,441,961)

	Net Assets	100.0%	$4,041,889,642

* Cost for federal income tax purposes is $4,330,359,731.

	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$14,418,117
	Gross Unrealized Depreciation		(301,446,245)

	Net Unrealized Depreciation		$(287,028,128)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)
The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.
See Accompanying Notes to Financial Statements

38

PORTFOLIO OF INVESTMENTS
Ing Lifestyle Growth Portfolio
As Of June 30, 2008 (Unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$4,043,331,603	—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—

Total	$4,043,331,603	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.
See Accompanying Notes to Financial Statements

39

PORTFOLIO OF INVESTMENTS
Ing Lifestyle Moderate Portfolio
As Of June 30, 2008 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
4,705,304	ING BlackRock Inflation Protected Bond Portfolio — Class I		$49,405,687
1,686,166	ING Columbia Small Cap Value II Portfolio — Class I		16,254,639
3,543,386	ING Disciplined International Small Cap Fund — Class I		32,882,623
993,151	ING Disciplined Small Cap Value Portfolio — Class I		8,044,527
6,772,406	ING Emerging Markets Fixed Income Fund — Class I		65,489,163
1,140,894	ING FMRSM Diversified Mid Cap Portfolio — Class I		16,383,245
1,516,296	ING Global Real Estate Portfolio — Class I		16,315,347
3,698,352	ING Goldman Sachs Commodity Strategy Portfolio — Class I		41,088,695
3,294,335	ING International Index Fund — Class I		33,009,232
1,074,410	ING Janus Contrarian Portfolio — Class I		16,363,258
3,314,419	ING JPMorgan Value Opportunities Portfolio — Class I		32,580,739
6,031,547	ING Julius Baer Foreign Portfolio — Class I		98,977,685
562,478	ING Legg Mason Partners Aggressive Growth Portfolio — Class I		24,822,139
5,776,771	ING Limited Maturity Bond Portfolio — Class I		65,624,116
32,878,414	ING Liquid Assets Portfolio — Class I		32,878,414
993,094	ING Marsico Growth Portfolio — Class I		16,455,565
1,095,193	ING Marsico International Opportunities Portfolio — Class I		16,416,949
1,721,462	ING Multi-Manager International Small Cap Portfolio — Class I		16,577,679
4,569,952	ING Neuberger Berman Partners Portfolio — Class I		49,126,982
1,444,200	ING Oppenheimer Strategic Income Portfolio — Class I		16,377,225
23,858,033	ING PIMCO Core Bond Portfolio — Class I		279,616,150
5,291,156	ING PIMCO High Yield Portfolio — Class I		49,366,488
3,367,073	ING Pioneer High Yield Portfolio — Class I		32,929,972
2,143,644	ING Pioneer Mid Cap Value Portfolio — Class I		24,630,472
11,461,441	ING Russell Large Cap Index Portfolio — Class I		114,499,794
1,531,867	ING Russell Mid Cap Index Portfolio — Class I		16,314,386
1,509,337	ING Russell Small Cap Index Portfolio — Class I		16,210,284
294,700	ING T. Rowe Price Growth Equity Portfolio — Class I		16,444,235
4,139,485	ING Templeton Foreign Equity Portfolio Class I		49,135,686
1,110,783	ING Thornburg Value Portfolio — Class I		32,690,340
4,660,944	ING Van Kampen Comstock Portfolio — Class I		48,753,470
2,364,921	ING Van Kampen Real Estate Portfolio — Class I		64,869,788
15,404,740	ING VP Intermediate Bond Portfolio — Class I		196,718,526
1,703,636	ING VP MidCap Opportunities Portfolio — Class I		16,406,010
507,948	ING VP Small Company Portfolio — Class I		8,081,451
828,648	ING Wells Fargo Small Cap Disciplined Portfolio — Class I		7,979,878

	Total Investments in Securities (Cost $1,694,455,911)*	100.0%	$1,639,720,839
	Other Assets and Liabilities — Net	(0.0)	(583,857)

	Net Assets	100.0%	$1,639,136,982

* Cost for federal income tax purposes is $1,704,389,424.

	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$10,582,194
	Gross Unrealized Depreciation		(75,250,779)

	Net Unrealized Depreciation		$(64,668,585)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)
The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.
See Accompanying Notes to Financial Statements

40

PORTFOLIO OF INVESTMENTS
Ing Lifestyle Moderate Portfolio
As Of June 30, 2008 (Unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,639,720,839	—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—

Total	$1,639,720,839	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.
See Accompanying Notes to Financial Statements

41

PORTFOLIO OF INVESTMENTS
Ing Lifestyle Moderate Growth Portfolio
As Of June 30, 2008 (Unaudited)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
3,063,706	ING BlackRock Inflation Protected Bond Portfolio — Class I		$32,168,917
5,763,877	ING Columbia Small Cap Value II Portfolio — Class I		55,563,770
8,651,841	ING Disciplined International Small Cap Fund — Class I		80,289,087
1,939,941	ING Disciplined Small Cap Value Portfolio — Class I		15,713,519
9,921,642	ING Emerging Markets Fixed Income Fund — Class I		95,942,281
2,228,561	ING FMRSM Diversified Mid Cap Portfolio — Class I		32,002,139
5,923,690	ING Global Real Estate Portfolio — Class I		63,738,909
8,669,009	ING Goldman Sachs Commodity Strategy Portfolio — Class I		96,312,687
6,435,016	ING International Index Fund — Class I		64,478,857
4,197,391	ING Janus Contrarian Portfolio — Class I		63,926,268
1,381,911	ING JPMorgan Emerging Markets Equity Portfolio — Class I		32,143,242
6,474,184	ING JPMorgan Value Opportunities Portfolio — Class I		63,641,232
17,672,651	ING Julius Baer Foreign Portfolio — Class I		290,008,208
1,648,082	ING Legg Mason Partners Aggressive Growth Portfolio — Class I		72,729,848
1,410,506	ING Limited Maturity Bond Portfolio — Class I		16,023,347
3,879,727	ING Marsico Growth Portfolio — Class I		64,287,075
2,139,295	ING Marsico International Opportunities Portfolio — Class I		32,068,039
5,043,954	ING Multi-Manager International Small Cap Portfolio — Class I		48,573,276
8,926,699	ING Neuberger Berman Partners Portfolio — Class I		95,962,017
2,821,022	ING Oppenheimer Strategic Income Portfolio — Class I		31,990,389
38,379,056	ING PIMCO Core Bond Portfolio — Class I		449,802,544
8,613,398	ING PIMCO High Yield Portfolio — Class I		80,363,002
6,577,429	ING Pioneer High Yield Portfolio — Class I		64,327,256
5,583,053	ING Pioneer Mid Cap Value Portfolio — Class I		64,149,278
25,586,478	ING Russell Large Cap Index Portfolio — Class I		255,608,910
2,992,259	ING Russell Mid Cap Index Portfolio — Class I		31,867,560
2,948,232	ING Russell Small Cap Index Portfolio — Class I		31,664,009
1,151,304	ING T. Rowe Price Growth Equity Portfolio — Class I		64,242,761
8,085,855	ING Templeton Foreign Equity Portfolio Class I		95,979,099
2,169,743	ING Thornburg Value Portfolio — Class I		63,855,528
12,139,191	ING Van Kampen Comstock Portfolio — Class I		126,975,937
5,774,353	ING Van Kampen Real Estate Portfolio — Class I		158,390,510
22,568,101	ING VP Intermediate Bond Portfolio — Class I		288,194,649
3,327,793	ING VP MidCap Opportunities Portfolio — Class I		32,046,648
1,984,377	ING VP Small Company Portfolio — Class I		31,571,434
1,618,606	ING Wells Fargo Small Cap Disciplined Portfolio — Class I		15,587,179

	Total Investments in Securities (Cost $3,340,359,319)*	100.0%	$3,202,189,411
	Other Assets and Liabilities — Net	(0.0)	(1,139,974)

	Net Assets	100.0%	$3,201,049,437

* Cost for federal income tax purposes is $3,361,867,632.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$25,275,561
	Gross Unrealized Depreciation		(184,953,782)

	Net Unrealized Depreciation		$(159,678,221)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)
The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.
See Accompanying Notes to Financial Statements

42

PORTFOLIO OF INVESTMENTS
Ing Lifestyle Moderate Growth Portfolio
As Of June 30, 2008 (Unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$3,202,189,411	—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—

Total	$3,202,189,411	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.
See Accompanying Notes to Financial Statements

43

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
Distributor
ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
Custodian
The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286
Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
VPSAR-ULS                    (0608-082608)

Semi-Annual Report

June 30, 2008

ING JPMorgan Emerging Markets Equity Portfolio

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

   MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder:

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to “time” buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the “best” 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the “best” 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000.(1)

No one knows when those “best” days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,
CEO
ING Funds
August 8, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	Bloomberg calculations based on performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500” Index®) between December 31, 1997 and December 31, 2007.

1

Market Perspective:  Six Months Ended June 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International (“MSCI”) World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product (“GDP”) grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch’s $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody’s Investors Service (“Moody’s”) put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the “Fed”) acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee (“FOMC”) cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns’ forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index (“CPI”) inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor’s 500® (“S&P 500®”) Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500®

2

Market Perspective:  Six Months Ended June 30, 2008

Index that led the way down, often cutting dividends along the way.

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008. Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the ‘‘Bank”) cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.
(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING JPMorgan Emerging Markets Equity Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$863.80	1.85%	$8.57
Class I	1,000.00	866.30	1.25	5.80
Class S	1,000.00	865.20	1.50	6.96
Class S2	1,000.00	864.60	1.65	7.65
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,015.66	1.85%	$9.27
Class I	1,000.00	1,018.65	1.25	6.27
Class S	1,000.00	1,017.40	1.50	7.52
Class S2	1,000.00	1,016.66	1.65	8.27

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

ASSETS:
Investments in securities at value+*	$1,184,861,837
Short-term investments at amortized cost	264,864,734
Cash	6,571,470
Foreign currencies at value**	4,373,191
Receivables:
Fund shares sold	3,280,786
Dividends and interest	1,744,317
Prepaid expenses	10,848

Total assets	1,465,707,183

LIABILITIES:
Payable for investment securities purchased	552,574
Payable for fund shares redeemed	98,289
Payable upon receipt of securities loaned	207,307,612
Payable to affiliates	1,603,957
Payable for trustee fees	19,701

Total liabilities	209,582,133

NET ASSETS	$1,256,125,050

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$867,441,931
Undistributed net investment income	43,917,923
Accumulated net realized gain on investments and foreign currency related transactions	58,201,243
Net unrealized appreciation on investments and foreign currency related transactions	286,563,953

NET ASSETS	$1,256,125,050

+ Including securities loaned at value	$199,403,843
* Cost of investments in securities	$898,304,382
** Cost of foreign currencies	$4,363,432

See Accompanying Notes to Financial Statements

5

STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited) (continued)

Class ADV:
Net assets	$5,191,716
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	227,378
Net asset value and redemption price per share	$22.83
Class I:
Net assets	$327,085,080
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	14,061,405
Net asset value and redemption price per share	$23.26
Class S:
Net assets	$884,198,811
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	38,142,502
Net asset value and redemption price per share	$23.18
Class S2:
Net assets	$39,649,443
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,724,563
Net asset value and redemption price per share	$22.99

See Accompanying Notes to Financial Statements

6

STATEMENT OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$20,573,942
Interest	784,875
Securities lending income	816,950

Total investment income	22,175,767

EXPENSES:
Unified fees	8,009,332
Distribution and service fees:
Class ADV	19,303
Class S	1,135,776
Class S2	108,274
Trustee fees and expenses	20,147

Total expenses	9,292,832
Net waived and reimbursed fees	(25,628)

Net expenses	9,267,204

Net investment income	12,908,563

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	24,873,341
Foreign currency related transactions	(157,147)

Net realized gain on investments and foreign currency related transactions	24,716,194

Net change in unrealized appreciation or depreciation on:
Investments	(228,207,336)
Foreign currency related transactions	63,502

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(228,143,834)

Net realized and unrealized loss on investments and foreign currency related transactions	(203,427,640)

Decrease in net assets resulting from operations	$(190,519,077)

* Foreign taxes withheld	$1,120,473

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2008	2007

FROM OPERATIONS:
Net investment income	$12,908,563	$5,210,075
Net realized gain on investments and foreign currency related transactions	24,716,194	68,036,134
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(228,143,834)	258,059,256

Increase (decrease) in net assets resulting from operations	(190,519,077)	331,305,465

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(26,442)
Class I	—	(3,165,428)
Class S	—	(6,836,061)
Class S2	—	(370,605)
Net realized gains:
Class ADV	—	(5,300)
Class I	—	(624,616)
Class S	—	(1,570,726)
Class S2	—	(94,885)

Total distributions	—	(12,694,063)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	204,313,608	440,499,180
Reinvestment of distributions	—	12,694,063

	204,313,608	453,193,243
Cost of shares redeemed	(118,285,329)	(196,890,030)

Net increase in net assets resulting from capital share transactions	86,028,279	256,303,213

Net increase (decrease) in net assets	(104,490,798)	574,914,615

NET ASSETS:
Beginning of period	1,360,615,848	785,701,233

End of period	$1,256,125,050	$1,360,615,848

Undistributed net investment income at end of period	$43,917,923	$31,009,360

See Accompanying Notes to Financial Statements

8

ING JPMorgan Emerging Markets Equity Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months			March 23,
	Ended	Year Ended		2006(1) to
	June 30,	December 31,		December 31,
	2008	2007		2006

Per Share Operating Performance:
Net asset value, beginning of period	$26.43	19.42		15.99
Income (loss) from investment operations:
Net investment income (loss)	$0.19 *	(0.00	)*,**	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(3.79)	7.33		3.75
Total from investment operations	$(3.60)	7.33		3.73
Less distributions from:
Net investment income	$—	0.27		0.11
Net realized gains on investments	$—	0.05		0.19
Total distributions	$—	0.32		0.30
Net asset value, end of period	$22.83	26.43		19.42
Total Return(2)%	(13.62)	38.02		23.74
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,192	5,040		431
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	2.00	2.00		2.01
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.85	1.85		1.86
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.85	1.85		1.86
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	1.61	(0.00	)**	(0.36)
Portfolio turnover rate %	7	15		5

	Class I
	Six Months			December 2,
	Ended	Year Ended	Year Ended	2005(1) to
	June 30,	December 31,	December 31,	December 31,
	2008	2007	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$26.85	19.61	14.67	14.28
Income (loss) from investment operations:
Net investment income	$0.28 *	0.16 *	0.12 *	0.03 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(3.87)	7.40	5.12	0.36
Total from investment operations	$(3.59)	7.56	5.24	0.39
Less distributions from:
Net investment income	$—	0.27	0.11	—
Net realized gains on investments	$—	0.05	0.19	—
Total distributions	$—	0.32	0.30	—
Net asset value, end of period	$23.26	26.85	19.61	14.67
Total Return(2)%	(13.37)	38.86	36.18	2.73
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$327,085	333,429	193,413	33,756
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.25	1.25	1.26	1.30
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	1.25	1.25	1.26	1.30
Net expenses after expense waiver and brokerage commission recapture(3)%	1.25	1.25	1.26	1.30
Net investment income after expense waiver and brokerage commission recapture(3)%	2.24	0.72	0.72	2.38
Portfolio turnover rate %	7	15	5	85

(1)	Commencement of operations.
(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)	Annualized for periods less than one year
(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

9

ING JPMorgan Emerging Markets Equity Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006	2005(1)		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.79	19.58		14.67	10.89		9.28	6.34
Income (loss) from investment operations:
Net investment income	$0.24 *	0.10	*	0.10	0.11	*	0.05	0.06
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(3.85)	7.39		5.09	3.68		1.60	2.90
Total from investment operations	$(3.61)	7.49		5.19	3.79		1.65	2.96
Less distributions from:
Net investment income	$—	0.23		0.09	0.01		0.04	0.02
Net realized gains on investments	$—	0.05		0.19	—		—	—
Total distributions	$—	0.28		0.28	0.01		0.04	0.02
Net asset value, end of period	$23.18	26.79		19.58	14.67		10.89	9.28
Total Return(2)%	(13.48)	38.53		35.79	34.82		17.76	46.62
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$884,199	974,312		556,576	366,350		156,615	113,494
Ratios to average net assets:
Gross expenses prior to brokerage commission recapture(3)%	1.50	1.50		1.51	1.50		1.54	1.77
Net expenses after brokerage commission recapture(3)%	1.50	1.50		1.51	1.50		1.54	1.77
Net investment income after brokerage commission recapture(3)%	1.95	0.45		0.69	0.90		0.62	1.06
Portfolio turnover rate %	7	15		5	85		166	95

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006		2005(1)		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.59	19.45	14.58		10.85		9.26	6.34
Income (loss) from investment operations:
Net investment income	$0.22 *	0.08	0.08	*	0.09	*	0.02	0.05	*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(3.82)	7.32	5.06		3.65		1.62	2.88
Total from investment operations	$(3.60)	7.40	5.14		3.74		1.64	2.93
Less distributions from:
Net investment income	$—	0.21	0.08		0.01		0.05	0.01
Net realized gains on investments	$—	0.05	0.19		—		—	—
Total distributions	$—	0.26	0.27		0.01		0.05	0.01
Net asset value, end of period	$22.99	26.59	19.45		14.58		10.85	9.26
Total Return(2)%	(13.54)	38.29	35.68		34.51		17.68	46.25
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$39,649	47,835	35,282		19,785		7,223	1,955
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.75	1.75	1.76		1.75		1.69	1.92
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.65	1.65	1.66		1.65		1.69	1.92
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.65	1.65	1.66		1.65		1.69	1.92
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	1.81	0.34	0.50		0.74		0.40	0.91
Portfolio turnover rate %	7	15	5		85		166	95

(1)	Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as Portfolio Manager for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fees. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of fifty-eight operational portfolios. The portfolio included in this report is ING JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity” or the “Portfolio”).

The Portfolio is diversified as defined in the 1940 Act. The Portfolio is authorized to offer four classes of shares (Class ADV, Class I, Class S and Class S2). Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fee. All shareholders bear the common expenses of the Portfolio and earn income and gains and losses from the Portfolio pro rata based on the average net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolio (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to the Portfolio in proportion to its relative daily net assets. Expenses directly attributable to the Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to the Portfolio. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees.

The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the Federal tax rules relating to the Portfolio serving as an investment medium for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver Insurance Company, ReliaStar Life Insurance Company, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect wholly-owned subsidiary of ING USA. ING USA, Security Life of Denver Insurance Company and ReliaStar Life Insurance Company are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING and other non-affiliated life insurance companies.

The Portfolio’s investment objective is capital appreciation.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio’s valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by the Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the New York Stock Exchange. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost which approximates market value.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolio. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.	Forward Foreign Currency Contracts. The Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

E.	Futures Contracts. The Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.	Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. Net investment income, dividends and net capital gain distributions, if any, will be declared and paid annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.	Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

H.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.	Repurchase Agreements. The Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, the Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

J.	Securities Lending. The Portfolio may temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolio.

K.	Options Contracts. The Portfolio may purchase put and call options and may write (sell) put options and covered call options. The Portfolio may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolio upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolio will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

L.	Swap Contracts. The Portfolio may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap, if any, are recognized by marking-to-market the value of the swap and is recorded as an unrealized gain or loss on the Statement of Operations. Upfront payments made and/or received by the Portfolio, are recorded as an asset or liability on the Statement of Assets or Liabilities. Periodic payments made and/or received are recorded as a realized gain or loss on the Statement of Operations. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument.

M.	Illiquid and Restricted Securities. The Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. The Portfolio may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

N.	Delayed-Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in the Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to identify liquid assets sufficient to cover the purchase price.

O.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government and short-term securities, were $151,438,846 and $92,813,379, respectively.

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Directed Services LLC (the “Investment Adviser” or “DSL”) an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolio with advisory and administrative services under a Management Agreement (the “Unified Agreement”).

Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of the Portfolio. Sub-Advisers have full investment discretion and make all determinations with respect to the investment of the Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of the Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses, such as litigation or indemnification expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”)

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

based on an annual rate of 1.25% of the average daily net assets of the Portfolio.

The Trust and DSL have entered into a sub-advisory agreement with J.P. Morgan Investment Management Inc. The sub-adviser provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio.

In placing equity security transactions, the sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission-recapture payments benefit the Portfolio and not the portfolio manager or sub-adviser. Any amount credited to the Portfolio is recognized as brokerage commission recapture in the Statement of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Services Agreement (the “Agreement”) for the Class S and Class S2 shares of the Portfolio. The Agreement compensates ING Funds Distributor, LLC (“IFD” or the “Distributor”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2. The Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with IFD on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee for distribution services, including payments to IFD at an annual rate of 0.25% of the average daily net assets. IFD has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio, so that the actual fee paid by Class S2 shares of the Portfolio is an annual rate of 0.15%.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of a 0.25% and a distribution fee of 0.50% of the Portfolio’s average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive a portion of its fee equal to 0.15% of the Portfolio’s average daily net assets attributable to Class ADV shares, so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.35%.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

At June 30, 2008, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the Portfolio in separate accounts or seed money:

ING Life Insurance and Annuity Company	8.69%
ING LifeStyle Growth Portfolio	6.46%
ING USA Annuity and Life Insurance	66.68%

At June 30, 2008, the Portfolio had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

	Accrued
	Shareholder
Accrued	Service and
Unified Fee	Distribution Fees	Total

$1,398,267	$205,690	$1,603,957

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 7 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

(Number of Shares)
Shares sold	68,971	215,086	3,330,635	6,111,915
Reinvestment of distributions	—	1,412	—	166,522
Shares redeemed	(32,248)	(48,018)	(1,687,856)	(3,723,368)

Net increase in shares outstanding	36,723	168,480	1,642,779	2,555,069

($)
Shares sold	$1,712,720	$4,899,158	$81,399,511	$139,389,379
Reinvestment of distributions	—	31,743	—	3,790,044
Shares redeemed	(775,527)	(1,112,113)	(42,375,908)	(88,319,547)

Net increase	$937,193	$3,818,788	$39,023,603	$54,859,876

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

(Number of Shares)
Shares sold	4,745,547	12,429,379	72,100	185,533
Reinvestment of distributions	—	369,692	—	20,606
Shares redeemed	(2,970,860)	(4,850,822)	(146,505)	(221,261)

Net increase (decrease) in shares outstanding	1,774,687	7,948,249	(74,405)	(15,122)

($)
Shares sold	$119,413,415	$291,954,103	$1,787,962	$4,256,539
Reinvestment of distributions	—	8,406,787	—	465,490
Shares redeemed	(71,584,062)	(102,499,039)	(3,549,832)	(4,959,331)

Net increase (decrease)	$47,829,353	$197,861,851	$(1,761,870)	$(237,302)

NOTE 8 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon Corporation (“BNY”), the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolio. At June 30, 2008, the Portfolio had securities on loan with the following market value:

Value of
Securities	Value of
Loaned	Collateral

$199,403,843	$207,307,612

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities.  Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolio may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS (continued)

developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolio investments.

Emerging Markets Investments.  Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were paid during the six months ended June 30, 2008. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2007 was as follows:

Ordinary	Long-Term
Income	Capital Gains

$10,973,498	$1,720,565

The tax-basis components of distributable earnings as of December 31, 2007 were:

Undistributed	Undistributed
Ordinary	Long-Term	Unrealized
Income	Capital Gains	Appreciation

$32,809,654	$63,924,291	$482,468,251

The Portfolio’s major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolio has analyzed the tax positions of the Portfolio. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolio is currently assessing

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 12 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING Investments, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 12 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS (continued)

things, compensation and other sales incentives; potential conflicts of interest; potential anti- competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2008, the Portfolio declared dividends and distributions of:

	Per Share Amounts
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

Class ADV	$0.4812	$0.0345	$1.1983	July 17, 2008	July 14, 2008
Class I	$0.5469	$0.0345	$1.1983	July 17, 2008	July 14, 2008
Class S	$0.4997	$0.0345	$1.1983	July 17, 2008	July 14, 2008
Class S2	$0.4523	$0.0345	$1.1983	July 17, 2008	July 14, 2008

20

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2008 (Unaudited)

Country Allocation
as of June 30, 2008
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 92.0%

		Argentina: 0.3%
219,833	L	Banco Macro SA ADR	$3,653,708

			3,653,708

		Austria: 1.2%
116,044		Raiffeisen International Bank Holding AG	14,743,579

			14,743,579

		Brazil: 17.4%
177,036	L	Cia de Bebidas das Americas ADR	11,215,231
2,788,392	L	Cia Vale do Rio Doce ADR	83,205,617
446,731	L	Gol Linhas Aereas Inteligentes SA ADR	5,039,126
2,065,358	L	Petroleo Brasileiro SA ADR	119,687,496

			219,147,470

		Chile: 0.7%
207,396	L	Banco Santander Chile SA ADR	8,920,102

			8,920,102

		China: 4.5%
2,396,000	@,L	Annul Conch Cement Co., Ltd.	16,049,950
6,584,000		China Merchants Bank Co., Lid.	20,672,040
4,804,000	L	China National Building Material Co., Ltd.	9,269,810
6,520,000	L	Snimao Property Holdings Ltd.	7,504,231
1,760,000	L	Tsingtao Brewery Co., Ltd.	3,591,613

			57,087,644

		Egypt: 1.9%
174,828	@	Orascom Construction Industries	11,890,847
907,188		Orascom Telecom Holding SAE	11,705,840

			23,596,687

		Hong Kong: 7.4%
9,804,000	L	Agile Property Holdings Ltd.	8,556,851
3,491,000		China Mobile Ltd.	46,859,144
1,353,500		Esprit Holdings Ltd.	14,093,330
21,972,000	L	GOME Electrical Appliances Holdings Ltd.	10,429,712
2,740,000		Li & Fung Ltd.	8,267,834
2,012,000	L	Yue Yuen Industrial Holdings	4,780,209

			92,987,080

		Hungary: 0.9%
72,463	@,L	DTP Bank Nyrt GDR	6,078,334
1,400	L	Richter Gedeon Nyrt	302,334
22,424	L	Richter Gedeon Nyrt GDR	4,844,019

			11,224,687

		India: 9.5%
674,400		ACC Ltd. GDR	7,010,724
1,644,998	L	Ambuja Cements Ltd. GDR	3,059,696
342,586	L	HDFC Bank Ltd. ADR	24,549,713
495,100	@,#	Indiabulls Real Estate Ltd. GDR	3,133,542
483,542	L	Infosys Technologies Ltd. ADR	21,014,735
540,423		Reliance Capital Ltd.	11,394,709
24,579	@,#	Reliance Capital Ltd. GDR	515,773
563,498	#,L	Reliance Communication Ltd. GDR	5,799,352
12,289	#,L	Reliance Energy Ltd. GDR	762,230
425,231	#,L	Reliance Industries — Spons GDR	41,758,961
245,199	@,#,L	Reliance Natural Resources Ltd. GDR	736,872
1		Tata Motors Ltd. ADR	10

			119,736,317

		Indonesia: 1.6%
12,606,000		Bank Rakyat Indonesia	7,003,047
270,817	L	Telekomunikasi Indonesia Tbk PT ADR	8,733,848
5,993,500		Unilever Indonesia Tbk PT	4,394,665

			20,131,560

		Israel: 1.1%
289,952	L	Teva Pharmaceutical Industries Ltd. ADR	13,279,802

			13,279,802

		Italy: 1.4%
239,639	L	Tenaris SA ADR	17,853,106

			17,853,106

		Malaysia: 0.7%
635,800		British American Tobacco Malaysia Bhd	8,626,819

			8,626,819

		Mexico: 8.2%
819,462		America Movil SA de CV ADR	43,226,621
518,513	@,L	Cemex SA de CV ADR	12,807,271
250,711		Fomento Economico Mexicano SA de CV ADR	11,409,858

See Accompanying Notes to Financial Statements

21

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

		Mexico (continued)
1		Grupo Aeroportuario del Suresie SA de CV ADR	$52
4,223,282		Grupo Financiero Banorte SA de CV	19,861,068
4,032,522		Wal-Mart de Mexico SA de CV	16,050,948

			103,355,818

		Russia: 5.8%
413,082	@,L	Mechel OAO ADR	20,464,082
268,336	@,L	OAO Gazprom ADR	15,501,458
8,021,528		Sberbank RF	25,283,897
381,541	L	Vimpel-Communications OAO ADR	11,324,137

			72,573,574

		South Africa: 10.8%
3,169,346	L	African Bank Investments Ltd.	9,500,163
2,689,827		FirstRand Ltd.	4,553,075
824,931		Impala Platinum Holdings Ltd,	32,419,314
954.715		Massmart Holdings Ltd.	7,498,023
1,733,670		MTN Group Ltd,	27,442,268
4,815,200	@,L	Network Healthcare Holdings Ltd.	4,509,694
1,381,084		RMB Holdings Ltd.	3,684,421
670,025		Sasol Ltd.	39,440,869
3,416,804	@	Steinhoff International Holdings Ltd.	6,923,056

			135,970,883

		South Korea: 10.9%
129,269		Hyundai Mobis	10,463,872
182,344		Hyundai Motor Co.	12,358,468
267,775		Kootmin Bank	15,737,787
541,334	#,L	KT&G Corp. GDR	23,287,647
35,320		Posco	18,393,184
58,107		Samsung Electronics Co., Ltd,	34,715,353
39,964		Sninsegae Co., Ltd.	21,487,745

			136,444,056

		Taiwan: 4.3%
4,587,077		HON HAI Precision Industry Co., Ltd.	22,557,375
920,000		President Chain Store Corp.	3,057,058
1,820,893		Taiwan Semiconductor Manufacturing Co., Ltd.	3,869,140
2,288,784		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,970,633

			54,454,206

		Turkey: 0.9%
838,897		Akbank TAS	2,904,945
949,169		Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,232,214
1		Migros Turk TAS	15

			11,137,174

		United Arab Emirates: 1.6%
6,863,238		Emaar Properties PJSC (Low Exercise Price Warrant, Issuer: Merrill Lynch International & Co.)	20,273,387

			20,273,387

		United Kingdom: 0.9%
158,865		Anglo American PLC	11,157,671

			11,157,671

		Total Common Stock (Cost $880,855,814)	1,156,355,330

PREFERRED STOCK: 2.3%

		Brazil: 2.3%
1,410,021		Banco Itau Holding Financeira SA	28,506,607

		Total Preferred Stock (Cost $17,448,568)	28,506,507

		Total Long-Term Investments (Cost $898,304,382)	1,184,861,837

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 21.1%

		U.S. Government Agency Obligations: 4.6%
$57,560,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$57,557,122

		Total U.S. Government Agency Obligations (Cost $57,557,122)	57,557,122

		Securities Lending Collateralcc: 16.5%
207,307,612		Bank of New York Mellon Corp. Institutional Cash Reserves	207,307,612

		Total Securities Lending Collateral (Cost $207,307,612)	207,307,612

		Total Short-Term Investments (Cost $264,864,734)	264,864,734

	Total Investments in Securities
	(Cost $1,163,169,116)*	115.4%	$1,449,726,571
	Other Assets and Liabilities - Net	(15.4)	(193,601,521)

	Net Assets	100.0%	$1,256,125,050

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $1,195,403,709.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$332,776,771
Gross Unrealized Depreciation	(78,453,909)

Net Unrealized Appreciation	$254,322,862

See Accompanying Notes to Financial Statements

22

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio
as of June 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Agriculture	2.5%
Airlines	0.4
Apparel	1.5
Auto Manufacturers	1.0
Auto Parts & Equipment	0.8
Banks	13.0
Beverages	2.7
Building Materials	3.8
Distribution/Wholesale	0.7
Diversified Financial Services	3.6
Electric	0.1
Electronics	1.8
Engineering & Construction	0.9
Food	0.0
Gas	0.1
Healthcare — Services	0.4
Home Furnishings	0.5
Household Products/Wares	0.3%
Iron/Steel	3.1
Metal Fabricate/Hardware	1.4
Mining	10.1
Oil & Gas	17.2
Pharmaceuticals	1.5
Real Estate	3.1
Retail	4.7
Semiconductors	5.1
Software	1.7
Telecommunications	12.3
Short-Term Investments	21.1
Other Assets and Liabilities — Net	(15.4)

Net Assets	100.0%

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$734,958,946	$—
Level 2 — Other Significant Observable Inputs	714,767,625	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,449,726,571	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

23

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian
The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFJPMEMEAISS2                  (0608-081508)

Semi-Annual Report

June 30, 2008

ING Global Resources Portfolio
Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

   MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800)992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800)SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800)992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to “time” buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the “best” 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the “best” 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000. (1)

No one knows when those “best” days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,
CEO
ING Funds
August 8, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)	Bloomberg calculations based on performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) between December 31, 1997 and December 31, 2007.

1

Market Perspective:  Six Months Ended June 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International (“MSCI”) World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product (“GDP”) grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch’s $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody’s Investors Service (“Moody’s”) put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the “Fed”) acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee (“FOMC”) cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns’ forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index (“CPI”) inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor’s 500® (“S&P 500®”) Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500®

2

Market Perspective:  Six Months Ended June 30, 2008

Index that led the way down, often cutting dividends along the way.

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008 . Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the “Bank”) cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.
(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Global Resources Portfolio	January 1, 2008	June 30, 2008	Ratio	June 30, 2008*

Actual Portfolio Return
Class ADV	$1,000.00	$1,127.70	1.24%	$6.56
Class I	1,000.00	1,131.30	0.64	3.39
Class S	1,000.00	1,129.80	0.89	4.71
Class S2	1,000.00	1,128.80	1.04	5.50
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.70	1.24%	$6.22
Class I	1,000.00	1,021.68	0.64	3.22
Class S	1,000.00	1,020.44	0.89	4.47
Class S2	1,000.00	1,019.69	1.04	5.22

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2008 (Unaudited)

ASSETS:
Investments in securities at value*	$1,481,714,637
Short-term investments in affiliates at amortized cost	8,275,000
Short-term investments at amortized cost	7,376,000
Cash	1,810,041
Foreign currencies at value**	329,042
Receivables:
Investment securities sold	14,330,411
Fund shares sold	644,308
Dividends and interest	587,387
Unrealized appreciation on forward foreign currency contracts	4,561
Prepaid expenses	8,722

Total assets	1,515,080,109

LIABILITIES:
Payable for investment securities purchased	10,532,542
Payable for fund shares redeemed	6,537,372
Payable to affiliates	1,049,947
Payable for trustee fees	19,701

Total liabilities	18,139,562

NET ASSETS	$1,496,940,547

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,030,392,121
Undistributed net investment income	16,883,385
Accumulated net realized gain on investments and foreign currency related transactions	249,561,236
Net unrealized appreciation on investments and foreign currency related transactions	200,103,805

NET ASSETS	$1,496,940,547

* Cost of investments in securities	$1,281,593,956
** Cost of foreign currencies	$352,792

Class ADV:
Net assets	$3,610,560
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	123,462
Net asset value and redemption price per share	$29.24
Class I:
Net assets	$49,428,171
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,657,591
Net asset value and redemption price per share	$29.82
Class S:
Net assets	$1,397,325,899
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	47,217,471
Net asset value and redemption price per share	$29.59
Class S2:
Net assets	$46,575,917
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,586,151
Net asset value and redemption price per share	$29.36

See Accompanying Notes to Financial Statements

5

STATEMENT OF OPERATIONS for the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$8,010,592
Interest	96,703
Securities lending income	407,541

Total investment income	8,514,836

EXPENSES:
Unified fees	3,929,931
Distribution and service fees:
Class ADV	9,493
Class S	1,436,510
Class S2	104,912
Trustee fees and expenses	17,215

Total expenses	5,498,061
Net waived and reimbursed fees	(29,282)

Net expenses	5,468,779

Net investment income	3,046,057

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain on:
Investments	56,203,473
Foreign currency related transactions	88,892

Net realized gain on investments and foreign currency related transactions	56,292,365

Net change in unrealized appreciation or depreciation on:
Investments	104,285,545
Foreign currency related transactions	(83,637)

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	104,201,908

Net realized and unrealized gain on investments and foreign currency related transactions	160,494,273

Increase in net assets resulting from operations	$163,540,330

* Foreign taxes withheld	$540,848
(1) Dividends from affiliates	$243,816

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2008	2007

FROM OPERATIONS:
Net investment income	$3,046,057	$9,180,483
Net realized gain on investments and foreign currency related transactions	56,292,365	201,002,631
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	104,201,908	40,436,706

Increase in net assets resulting from operations	163,540,330	250,619,820

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(564)
Class I	—	(34,972)
Class S	—	(111,419)
Net realized gains:
Class ADV	—	(44,211)
Class I	—	(2,741,943)
Class S	—	(79,120,560)
Class S2	—	(3,658,472)

Total distributions	—	(85,712,141)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	262,958,308	290,405,475
Proceeds from shares issued in merger (Note 11)	—	118,165,700
Reinvestment of distributions	—	85,712,023

	262,958,308	494,283,198
Cost of shares redeemed	(48,061,716)	(132,657,767)

Net increase in net assets resulting from capital share transactions	214,896,592	361,625,431

Net increase in net assets	378,436,922	526,533,110

NET ASSETS:
Beginning of period	1,118,503,625	591,970,515

End of period	$1,496,940,547	$1,118,503,625

Undistributed net investment income at end of period	$16,883,385	$13,837,328

See Accompanying Notes to Financial Statements

7

ING Global Resources Portfolio (Unaudited)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months	Year	December 18,
	Ended	Ended	2006(1) to
	June 30,	December 31,	December 31,
	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$25.93	21.64	21.75
Income (loss) from investment operations:
Net investment income (loss)	$0.02 *	0.30 *	(0.00)**
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$3.29	6.51	(0.11)
Total from investment operations	$3.31	6.81	(0.11)
Less distributions from:
Net investment income	$—	0.03	—
Net realized gains on investments	$—	2.49	—
Total distributions	$—	2.52	—
Net asset value, end of period	$29.24	25.93	21.64
Total Return(2)%	12.77	32.81	(0.51)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,611	1,880	181
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.39	1.39	1.40
Net expenses after expense waiver(3)(4)%	1.24 †	1.24 †	1.25
Net investment income (loss) after expense waiver(3)(4)%	0.15 †	1.26 †	(0.79)
Portfolio turnover rate %	37	166	159

	Class I
	Six Months							July 2,
	Ended	Year Ended						2003(1) to
	June 30,	December 31,						December 31,
	2008	2007		2006		2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.36	21.84		20.41		15.74	14.90	10.90
Income from investment operations:
Net investment income	$0.10 *	0.32	*	0.10	*	0.12	0.14	0.05
Net realized and unrealized gain on investments and foreign currency related transactions	$3.36	6.72		4.21		5.62	0.85	4.00
Total from investment operations	$3.46	7.04		4.31		5.74	0.99	4.05
Less distributions from:
Net investment income	$—	0.03		0.07		0.17	0.15	0.05
Net realized gains on investments	$—	2.49		2.81		0.90	—	—
Total distributions	$—	2.52		2.88		1.07	0.15	0.05
Net asset value, end of period	$29.82	26.36		21.84		20.41	15.74	14.90
Total Return(2)%	13.13	33.60		21.72		38.08	6.67	37.19

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$49,428	35,734		19,960		8,870	2,420	211
Ratios to average net assets:
Expenses(3)%	0.64 †	0.64	†	0.65		0.65	0.67	0.69
Net investment income(3)%	0.74 †	1.32	†	0.48		1.17	1.77	2.33
Portfolio turnover rate %	37	166		159		334	176	117

(1)	Commencement of operations.
(2)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)	Annualized for periods less than one year.
(4)	The Distributor has contractually agreed to waive 0.15% of the average daily net assets attributable to Class ADV shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is more than $(0.005).
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

8

ING Global Resources Portfolio (Unaudited) (continued)
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005	2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.19	21.74		20.35		15.71	14.89		9.81
Income from investment operations:
Net investment income	$0.07 *	0.25	*	0.05	*	0.13	0.20	*	0.16
Net realized and unrealized gain on investments and foreign currency related transactions	$3.33	6.69		4.19		5.55	0.75		4.96
Total from investment operations	$3.40	6.94		4.24		5.68	0.95		5.12
Less distributions from:
Net investment income	$—	0.00	**	0.04		0.14	0.13		0.04
Net realized gains on investments	$—	2.49		2.81		0.90	—		—
Total distributions	$—	2.49		2.85		1.04	0.13		0.04
Net asset value, end of period	$29.59	26.19		21.74		20.35	15.71		14.89
Total Return(1)%	12.98	33.27		21.41		37.73	6.42		52.22

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,397,326	1,039,716		540,037		379,936	190,176		144,294
Ratios to average net assets:
Expenses(2)%	0.89 †	0.89	†	0.90		0.90	0.91		0.94
Net investment income(2)%	0.49 †	1.07	†	0.23		1.01	1.69		2.52
Portfolio turnover rate %	37	166		159		334	176		117

	Class S2
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007		2006		2005	2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$26.01	21.63		20.28		15.68	14.90		9.82
Income from investment operations:
Net investment income	$0.04	0.20		0.02	*	0.09	0.20	*	0.12
Net realized and unrealized gain on investments and foreign currency related transactions	$3.31	6.67		4.16		5.55	0.72		5.00
Total from investment operations	$3.35	6.87		4.18		5.64	0.92		5.12
Less distributions from:
Net investment income	$—	—		0.02		0.14	0.14		0.04
Net realized gains on investments	$—	2.49		2.81		0.90	—		—
Total distributions	$—	2.49		2.83		1.04	0.14		0.04
Net asset value, end of period	$29.36	26.01		21.63		20.28	15.68		14.90
Total Return(1)%	12.88	33.09		21.19		37.54	6.23		52.12

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$46,576	41,174		31,793		22,548	10,141		3,075
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	1.14	1.14		1.15		1.15	1.07		1.09
Net expenses after expense waiver(2)(3)%	1.04 †	1.04	†	1.05		1.05	1.07		1.09
Net investment income after expense waiver(2)(3)%	0.34 †	0.85	†	0.08		0.85	1.40		1.89
Portfolio turnover rate %	37	166		159		334	176		117

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	The Distributor has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio related to the distribution fee. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

*	Calculated using average number of shares outstanding throughout the period.

**	Amount is less than $0.005.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited)

NOTE 1 — ORGANIZATION

ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of fifty-eight operational portfolios. The portfolio included in this report is ING Global Resources Portfolio (“Global Resources” or the “Portfolio”).

The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is authorized to offer four classes of shares (Class ADV, Class I, Class S and Class S2). Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fee. All shareholders bear the common expenses of the Portfolio and earn income and gains and losses from the Portfolio pro rata based on the average net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolio (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to the Portfolio in proportion to its relative daily net assets. Expenses directly attributable to the Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to the Portfolio. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees.

The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolio serving as an investment medium for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver Insurance Company, ReliaStar Life Insurance Company, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect wholly-owned subsidiary of ING USA. ING USA, Security Life of Denver Insurance Company and ReliaStar Life Insurance Company are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING and other non-affiliated life insurance companies.

The Portfolio will normally invest at least 80% of its assets in equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio’s valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by the Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio’s NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the New York Stock Exchange. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolio. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.	Forward Foreign Currency Contracts. The Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

E.	Futures Contracts. The Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.	Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. Net investment income, dividends and net capital gain distributions, if any, will be declared and paid annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.	Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.	Repurchase Agreements. The Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, the Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

J.	Securities Lending. The Portfolio may temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolio.

K.	Options Contracts. The Portfolio may purchase put and call options and may write (sell) put options and covered call options. The Portfolio may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolio upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolio will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

L.	Swap Contracts. The Portfolio may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap, if any, are recognized by marking-to-market the value of the swap and is recorded as an unrealized gain or loss on

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Statement of Operations. Upfront payments made and/or received by the Portfolio, are recorded as an asset or liability on the Statement of Assets or Liabilities. Periodic payments made and/or received are recorded as a realized gain or loss on the Statement of Operations. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument.

M.	Illiquid and Restricted Securities. The Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. The Portfolio may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

N.	Delayed — Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in the Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to identify liquid assets sufficient to cover the purchase price.

O.	Mortgage Dollar Roll Transactions. In connection with the Portfolio’s ability to purchase or sell securities on a when-issued basis, it may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. In return, the Portfolio is compensated with fee income or receives an advantageous repurchase price (“drop in price”). The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolio accounts for dollar roll transactions as purchases and sales. Fees received from fee based mortgage dollar rolls are recorded as income.

P.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, the cost of purchases and the proceeds from sales of securities, excluding U.S. government and short-term securities, were $686,996,300 and $457,918,538, respectively.

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Directed Services LLC (the “Investment Adviser” or “DSL”) provides the Portfolio with advisory and administrative services under a Management Agreement (the “Unified Agreement”).

Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging the sub-adviser and for monitoring and evaluating the management of the assets of the Portfolio. The sub-adviser has full

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND
ADMINISTRATIVE FEES (continued)

investment discretion and makes all determinations with respect to the investment of the Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of the Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses, such as litigation or indemnification expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on annual rates of 0.75% of the first $750 million; 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; 0.60% of the amount in excess of $3.5 billion of the average daily net assets of the Portfolio.(1)

The Trust and DSL have entered into a sub-advisory agreement with the sub-adviser, ING Investment Management Co. (“ING IM” or “Sub-Adviser”). The sub-adviser provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio. In placing equity security transactions, the Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the portfolio manager may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission-recapture payments benefit the Portfolio and not the Sub-Adviser. Any amount credited to the Portfolio is recognized as brokerage commission recapture in the Statement of Operations.

(1)	The assets of Global Resources are aggregated with those of ING T. Rowe Price Capital Appreciation Portfolio, ING T. Rowe Price Equity Income Portfolio, ING Van Kampen Growth and Income Portfolio, ING Van Kampen Real Estate Portfolio and ING Wells Fargo Disciplined Value Portfolio, which are not included in this report, to determine the Unified Fee.

The Investment Adviser, ING IM, and ING Funds Distributor, LLC (“IFD” or the “Distributor”) are indirect, wholly-owned subsidiaries of ING Groep.

The Portfolio is permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolio will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolio. For the six months ended June 30, 2008, the Investment Adviser for Global Resources waived $6,300 of such fees.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Services Agreement (the ”Agreement”) for the Class S and Class S2 shares of the Portfolio. The Agreement compensates IFD for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2. The Portfolio has entered into a Rule 12b-1 Distribution Plan (the ”Class S2 Plan”) with IFD on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to IFD at an annual rate of 0.25% of the average daily net assets. IFD has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 shares of the Portfolio, so that the actual fee paid by Class S2 shares of the Portfolio is an annual rate of 0.15%.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.50% of the Portfolio’s average daily net assets attributable to Class ADV shares. IFD has contractually agreed to waive a portion of its fee equal to 0.15% of the Portfolio’s average daily net assets attributable to Class ADV shares, so that the actual fee paid by Class ADV shares is an annual rate of 0.35%.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees who will have served as an independent trustee for at least five years at the

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

At June 30, 2008, the following ING Portfolios or
indirect, wholly-owned subsidiaries of ING Groep
owned more than 5% of the Portfolio in separate accounts or seed money:

ING Life Insurance and Annuity Company	14.72%

ING USA Annuity and Life Insurance	77.85%

At June 30, 2008, the Portfolio had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

	Accrued
	Shareholder
Accrued	Service and
Unified Fee	Distribution Fees	Total

$755,325	$294,622	$1,049,947

NOTE 7 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class ADV		Class I
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

(Number of Shares)
Shares sold	62,691	80,553	472,186	768,727
Reinvestment of distributions	—	1,922	—	117,916
Shares redeemed	(11,720)	(18,360)	(170,159)	(444,997)

Net increase in shares outstanding	50,971	64,115	302,027	441,646

($)
Shares sold	$1,682,124	$1,897,353	$13,064,031	$18,217,858
Reinvestment of distributions	—	44,658	—	2,776,914
Shares redeemed	(322,262)	(430,393)	(4,391,092)	(10,396,376)

Net increase	$1,359,862	$1,511,618	$8,672,939	$10,598,396

	Class S		Class S2
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2008	2007	2008	2007

(Number of Shares)
Shares sold	9,094,854	10,857,229	102,006	185,901
Proceeds from shares issued in merger	—	5,740,059	—	—
Reinvestment of distributions	—	3,381,647	—	157,151
Shares redeemed	(1,570,339)	(5,123,957)	(98,830)	(229,722)

Net increase in shares outstanding	7,524,515	14,854,978	3,176	113,330

($)
Shares sold	$245,487,778	$266,102,497	$2,724,375	$4,187,767
Proceeds from shares issued in merger	—	118,165,700	—	—
Reinvestment of distributions	—	79,231,979	—	3,658,472
Shares redeemed	(40,699,201)	(116,600,634)	(2,649,161)	(5,230,364)

Net increase	$204,788,577	$346,899,542	$75,214	$2,615,875

NOTE 8 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon Corporation (“BNY”), the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING (continued)

default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolio. At June 30, 2008, the Portfolio had no securities on loan.

NOTE 9 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Board, the following securities have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at the time of purchase.

		Initial			Percent
	Number of	Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets

Silver Bear Resources, Inc.	376,526	12/07/07	$1,049,366	$956,362	0.1%

			$1,049,366	$956,362	0.1%

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified.  The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Concentration.  The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities.  Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolio may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolio investments.

Emerging Markets Investments.  Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 11 — REORGANIZATIONS

On January 15, 2007, Global Resources, as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of ING VP Natural Resources Trust, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 11 — REORGANIZATIONS (continued)

Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 7 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

					Acquired Portfolio
Acquiring	Acquired	Total Net Assets of	Total Net Assets of	Acquired Capital Loss	Unrealized	Conversion
Portfolio	Portfolio	Acquired Portfolio (000’s)	Acquiring Portfolio (000’s)	Carryforwards (000’s)	Appreciation (000’s)	Ratio

Global Resources	ING VP Natural Resources Trust	$118,166	$561,365	$1,173	$7,919	0.9925

The net assets of Global Resources after the acquisition was $679,530,248.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2008. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2007 was as follows:

Ordinary Income	Long-Term Capital Gains

$76,110,415	$9,601,726

The tax-basis components of distributable earnings as of December 31, 2007 were:

Undistributed	Undistributed	Post-October
Ordinary	Long-Term	PFIC Loss	Unrealized
Income	Capital Gains	Deferred	Appreciation

$81,797,335	134,105,953	$(5,417,097)	$92,521,905

The Portfolio’s major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolio has analyzed the tax positions of the Portfolio. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolio is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 14 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING Investments, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the ”Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, ”ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2008 (Unaudited) (continued)

NOTE 14 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti- competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 15 — SUBSEQUENT EVENTS

Dividends:  Subsequent to June 30, 2008, the Portfolio declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

Class ADV	$0.3831	$1.2180	$2.6116	July 17, 2008	July 14, 2008
Class I	$0.4168	$1.2180	$2.6116	July 17, 2008	July 14, 2008
Class S	$0.3752	$1.2180	$2.6116	July 17, 2008	July 14, 2008
Class S2	$0.3259	$1.2180	$2.6116	July 17, 2008	July 14, 2008

20

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio
as of June 30, 2008 (Unaudited)

Industry Allocation
as of June 30, 2008
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.0%

		Building Materials: 0.1%
179,500	@@	Norbord, Inc.	$961,136

			961,136

		Coal: 2.6%
136,800		Arch Coal, Inc.	10,264,104
119,000		Consol Energy, Inc.	13,372,030
123,900		Peabody Energy Corp.	10,909,395
1,276,153	@,@@	White Energy Co., Ltd.	4,532,996

			39,078,525

		Engineering & Construction: 1.1%
7,802,009	@@	Boart Longyear Group	16,682,790

			16,682,790

		Forest Products & Paper: 0.5%
3,659,055	@,@@	Catalyst Paper Corp.	3,983,084
217,000	@,@@	Sino-Forest Corp.	3,800,745

			7,783,829

		Iron/Steel: 1.8%
37,000		Cleveland-Cliffs, Inc.	4,410,030
1,648,900	@,@@	Consolidated Thompson Iron Mines Ltd.	14,456,375
40,600		United States Steel Corp.	7,502,068

			26,368,473

		Mining: 14.2%
56,200	@@	Agnico-Eagle Mines Ltd.	4,179,594
416,200	@,@@	Anatolia Minerals Development Ltd.	1,391,823
231,069	@,@@	Aquarius Platinum Ltd.	3,681,942
82,600	@@	BHP Billiton Ltd. ADR	7,036,694
91,903	@@	Cameco Corp.	3,939,882
2,914,100	@,@@	Centamin Egypt Ltd.	3,343,628
953,200	@,@@	Eldorado Gold Corp.	8,123,279
1,734,100	@,@@	European Goldfields Ltd.	8,094,848
46,650	@@	First Quantum Minerals Ltd.	3,218,425
1,104,465	@,@@	First Uranium Corp.	6,802,040
502,650	@,@@	FNX Mining Co., Inc.	11,879,832
157,886	@@	Franco-Nevada Corp.	3,824,443
115,900	@,@@, #	Franco-Nevada Corp. — Series 144A	2,811,838
178,030		Freeport-McMoRan Copper & Gold, Inc.	20,863,336
2,508,300	@,@@	Frontera Copper Corp.	7,379,523
566,046	@@	GoldCorp, Inc.	26,134,344
642,350	@,@@	MAG Silver Corp.	6,305,701
180,100	@,@@	Major Drilling Group International	8,831,029
1,196,100	@,@@	Premier Gold Mines Ltd.	3,038,049
575,500	@,@@	Quadra Mining Ltd.	11,981,823
158,200	@@	Randgold Resources Ltd. ADR	7,305,676
14,300	@@	Rio Tinto PLC ADR	7,078,500
3,009,050	@,@@	Shore Gold, Inc.	7,878,948
376,526	@,@@, I	Silver Bear Resources, Inc.	956,362
1,005,265	@,@@	Sino Gold Ltd.	5,561,128
187,886	@@	Xstrata PLC	14,967,061
976,526	@@	Yamana Gold, Inc.	16,151,740

			212,761,488

		Oil & Gas: 60.2%
349,700		Anadarko Petroleum Corp.	26,171,548
409,850		Apache Corp.	56,969,150
461,824	@@	Canadian Natural Resources Ltd.	46,297,856
941,200		Chevron Corp.	93,301,156
126,800		Cimarex Energy Co.	8,834,156
729,400		ConocoPhillips	68,848,066
419,700		Devon Energy Corp.	50,431,152
630,500	@@	Encana Corp.	57,331,365
229,300	@@	ENI S.p.A. ADR	17,020,939
1,205,300		ExxonMobil Corp.	106,223,088
226,350		Hess Corp.	28,563,107
793,950		Marathon Oil Corp.	41,182,187
603,300	@,@@	Nabors Industries Ltd.	29,700,459
241,100		Noble Energy, Inc.	24,245,016
664,800		Occidental Petroleum Corp.	59,738,928
743,200		Patterson-UTI Energy, Inc.	26,784,928
96,100	@	Plains Exploration & Production Co.	7,012,417
459,900	@@	Royal Dutch Shell PLC ADR — Class A	37,578,429
521,293	@@	Suncor Energy, Inc.	30,297,549
371,700		Sunoco, Inc.	15,124,473
237,800	@@	Total SA ADR	20,277,206
242,135	@	Transocean, Inc.	36,898,953
184,328		XTO Energy, Inc.	12,628,311

			901,460,439

		Oil & Gas Services: 14.3%
316,900		Baker Hughes, Inc.	27,678,046
991,500		BJ Services Co.	31,668,510
1,050,100	@	Global Industries Ltd.	18,828,293
1,079,000		Halliburton Co.	57,262,530
861,400	@	Key Energy Services, Inc.	16,728,388
569,850		Schlumberger Ltd.	61,218,986

			213,384,753

		Pipelines: 1.0%
388,130	@@	TransCanada Corp	15,047,800

			15,047,800

		Transportation: 3.2%
299,374		Diana Shipping, Inc.	9,193,776
505,200		Tidewater, Inc.	32,853,156
447,100	@,@@	Viterra, Inc.	6,138,472

			48,185,404

		Total Common Stock (Cost $1,281,593,956 )	1,481,714,637

See Accompanying Notes to Financial Statements

21

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio
as of June 30, 2008 (Unaudited) (continued)

Shares			Value

SHORT-TERM INVESTMENTS: 1.0%

		Mutual Fund: 0.5%
8,275,000	**	ING Institutional Prime Money Market Fund	$8,275,000

		Total Mutual Fund (Cost $8,275,000 )	8,275,000

Principal
Amount			Value

		Repurchase Agreement: 0.5%
$7,376,000		Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $7,376,492 to be received upon repurchase (Collateralized by $7,625,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $7,527,400, due 12/30/08)	$7,376,000

		Total Repurchase Agreement (Cost $7,376,000 )	7,376,000

		Total Short-Term Investments (Cost $15,651,000 )	15,651,000

	Total Investments in Securities
	(Cost $1,297,244,956)*	100.0%	$1,497,365,637
	Other Assets and Liabilities — Net	(0.0)	(425,090)

	Net Assets	100.0%	$1,496,940,547

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
I	Illiquid security
**	Investment in affiliate

*	Cost for federal income tax purposes is $1,301,892,344.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$227,492,224
Gross Unrealized Depreciation	(32,018,931)

Net Unrealized Appreciation	$195,473,293

At June 30, 2008 the following forward foreign currency contracts were outstanding for the ING Global Resources Portfolio:

			In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Appreciation
			USD

Canadian Dollars CAD 3,010,032	Sell	07/18/08	2,955,590	$2,951,029	$4,561

					$4,561

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*

Level 1 — Quoted Prices	$1,444,563,720	$—
Level 2 — Other Significant Observable Inputs	52,801,917	4,561
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,497,365,637	$4,561

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

22

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian
The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UGLRAISS2                  (0608-081508)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.  Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ Shaun P. Mathews

Shaun P. Mathews President and Chief Executive Officer

Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews

Shaun P. Mathews President and Chief Executive Officer

Date:	September 5, 2008

By	/s/ Todd Modic

Todd Modic Senior Vice President and Chief Financial Officer

Date:	September 5, 2008